UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-05361

Variable Insurance Products Fund V

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Variable Insurance Products:

Asset Manager Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

On June 1, 2022, the fund’s composite benchmark began transitioning to a new domestic equity neutral allocation of 30% and new international equity neutral allocation of 20%. The fund will reach its new neutral allocations during the third quarter of 2022.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Microsoft Corp.	2.4
Apple, Inc.	2.3
Alphabet, Inc. Class A	1.4
Amazon.com, Inc.	1.0
UnitedHealth Group, Inc.	0.6
Exxon Mobil Corp.	0.5
Bank of America Corp.	0.5
Meta Platforms, Inc. Class A	0.5
The Travelers Companies, Inc.	0.4
Tesla, Inc.	0.4
10.0

Top Bond Issuers as of June 30, 2022

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	15.4
Fannie Mae	1.5
Uniform Mortgage Backed Securities	1.4
Ginnie Mae	1.3
Freddie Mac	1.1
JPMorgan Chase & Co.	0.4
Petroleos Mexicanos	0.5
Bank of America Corp.	0.3
Goldman Sachs Group, Inc.	0.3
Morgan Stanley	0.4
22.6

Market Sectors as of June 30, 2022

% of fund's net assets
Financials	14.1
Information Technology	12.2
Health Care	7.5
Consumer Discretionary	7.2
Industrials	6.1
Communication Services	5.4
Consumer Staples	4.4
Energy	3.9
Real Estate	3.6
Materials	2.4
Utilities	2.2

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Stock Class and Equity Futures	55.8%
Bonds	41.8%
Short-Term Class	2.4%

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	78.3%
Cayman Islands	3.2%
United Kingdom	2.2%
France	1.9%
Canada	1.8%
Switzerland	1.7%
Japan	1.3%
Netherlands	1.1%
Germany	1.1%
Other	7.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.75% to 1.24% 7/14/22 to 9/8/22 (a)
(Cost $2,485,916)	2,490,000	2,484,650
	Shares	Value

Fixed-Income Funds - 43.1%
Fidelity Emerging Markets Debt Central Fund (b)	279,768	$2,095,463
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	31,297	2,547,919
Fidelity Floating Rate Central Fund (b)	397,565	37,335,356
Fidelity High Income Central Fund (b)	77,711	7,739,267
Fidelity Inflation-Protected Bond Index Central Fund (b)	203,942	20,526,725
Fidelity International Credit Central Fund (b)	137,785	11,633,183
Fidelity VIP Investment Grade Central Fund (b)	3,293,536	315,981,831
iShares 20+ Year Treasury Bond ETF (c)	161,747	18,579,879
TOTAL FIXED-INCOME FUNDS
(Cost $448,711,470)		416,439,623

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.58% (d)	16,204,115	16,207,356
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	18,795,745	18,797,625
TOTAL MONEY MARKET FUNDS
(Cost $35,004,981)		35,004,981

Equity Funds - 56.3%
Domestic Equity Funds - 40.4%
Fidelity Commodity Strategy Central Fund (b)	2,647,807	15,727,976
Fidelity Real Estate Equity Central Fund (b)	71,634	9,033,701
Fidelity U.S. Equity Central Fund (b)	3,407,099	348,478,088
iShares MSCI USA Minimum Volatility ETF	246,210	17,286,404

TOTAL DOMESTIC EQUITY FUNDS		390,526,169

International Equity Funds - 15.9%
Fidelity Emerging Markets Equity Central Fund (b)	281,068	53,894,781
Fidelity International Equity Central Fund (b)	1,258,175	100,138,123

TOTAL INTERNATIONAL EQUITY FUNDS		154,032,904

TOTAL EQUITY FUNDS
(Cost $437,140,209)		544,559,073
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $923,342,576)		998,488,327
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(32,004,260)
NET ASSETS - 100%		$966,484,067

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	208	Sept. 2022	$10,428,080	$(4,677)	$(4,677)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	251	Sept. 2022	47,558,225	(328,717)	(328,717)
ICE E-mini MSCI EAFE Index Contracts (United States)	11	Sept. 2022	1,021,130	804	804

TOTAL FUTURES SOLD					(327,913)

TOTAL FUTURES CONTRACTS					$(332,590)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

The notional amount of futures sold as a percentage of Net Assets is 5.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $64,176,698.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,342,705.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Cash Central Fund 1.58%	$28,742,301	$65,130,313	$77,665,258	$55,723	$--	$--	$16,207,356	0.0%
Fidelity Commodity Strategy Central Fund	14,352,238	7,413,424	8,705,222	--	1,699,380	968,156	15,727,976	2.2%
Fidelity Emerging Markets Debt Central Fund	2,751,017	477,511	696,114	54,318	(115,662)	(321,289)	2,095,463	0.1%
Fidelity Emerging Markets Debt Local Currency Central Fund	2,891,098	29,831	--	29,831	--	(373,010)	2,547,919	3.1%
Fidelity Emerging Markets Equity Central Fund	52,970,146	20,879,134	6,839,586	171	(213,538)	(12,901,375)	53,894,781	2.8%
Fidelity Floating Rate Central Fund	42,133,576	4,058,552	6,130,457	887,244	68,068	(2,794,383)	37,335,356	1.3%
Fidelity High Income Central Fund	9,153,490	866,671	1,044,171	231,881	13,960	(1,250,683)	7,739,267	0.4%
Fidelity Inflation-Protected Bond Index Central Fund	35,033,428	1,714,495	15,059,684	11,326	540,751	(1,702,265)	20,526,725	3.4%
Fidelity International Credit Central Fund	17,000,205	1,225,822	4,214,976	166,520	(348,320)	(2,029,548)	11,633,183	2.5%
Fidelity International Equity Central Fund	118,930,889	21,004,362	10,652,267	1,124,631	(1,619,091)	(27,525,770)	100,138,123	2.8%
Fidelity Real Estate Equity Central Fund	24,974,660	1,310,148	12,599,326	45,767	(75,819)	(4,575,962)	9,033,701	0.8%
Fidelity Securities Lending Cash Central Fund 1.58%	--	229,636,216	210,838,591	5,576	--	--	18,797,625	0.0%
Fidelity U.S. Equity Central Fund	482,710,833	32,969,653	63,580,966	1,886,094	(4,468,325)	(99,153,107)	348,478,088	2.1%
Fidelity VIP Investment Grade Central Fund	328,747,739	74,141,452	45,545,910	6,678,924	(2,837,868)	(38,523,582)	315,981,831	13.9%
	$1,160,391,620	$460,857,584	$463,572,528	$11,178,006	$(7,356,464)	$(190,182,818)	$960,137,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,484,650	$--	$2,484,650	$--
Fixed-Income Funds	416,439,623	416,439,623	--	--
Money Market Funds	35,004,981	35,004,981	--	--
Equity Funds	544,559,073	544,559,073	--	--
Total Investments in Securities:	$998,488,327	$996,003,677	$2,484,650	$--
Derivative Instruments:
Assets
Futures Contracts	$804	$804	$--	$--
Total Assets	$804	$804	$--	$--
Liabilities
Futures Contracts	$(333,394)	$(333,394)	$--	$--
Total Liabilities	$(333,394)	$(333,394)	$--	$--
Total Derivative Instruments:	$(332,590)	$(332,590)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$804	$(333,394)
Total Equity Risk	804	(333,394)
Total Value of Derivatives	$804	$(333,394)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	20.7%
AAA,AA,A	6.3%
BBB	6.8%
BB	2.5%
B	3.0%
CCC,CC,C	0.3%
D	0.0%
Not Rated	0.1%
Equities	55.4%
Short-Term Investments and Net Other Assets	4.9%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,574,479) — See accompanying schedule: Unaffiliated issuers (cost $44,760,045)	$38,350,933
Fidelity Central Funds (cost $878,582,531)	960,137,394
Total Investment in Securities (cost $923,342,576)		$998,488,327
Cash		8
Receivable for investments sold		3,314,943
Receivable for fund shares sold		81,993
Distributions receivable from Fidelity Central Funds		18,151
Receivable for daily variation margin on futures contracts		283,229
Other receivables		15,530
Total assets		1,002,202,181
Liabilities
Payable for investments purchased	$16,252,777
Payable for fund shares redeemed	125,355
Accrued management fee	392,890
Distribution and service plan fees payable	3,604
Other affiliated payables	99,979
Other payables and accrued expenses	45,884
Collateral on securities loaned	18,797,625
Total liabilities		35,718,114
Net Assets		$966,484,067
Net Assets consist of:
Paid in capital		$878,357,748
Total accumulated earnings (loss)		88,126,319
Net Assets		$966,484,067
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($717,315,861 ÷ 49,338,723 shares)		$14.54
Service Class:
Net Asset Value, offering price and redemption price per share ($2,795,805 ÷ 194,502 shares)		$14.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($15,709,811 ÷ 1,115,671 shares)		$14.08
Investor Class:
Net Asset Value, offering price and redemption price per share ($230,662,590 ÷ 16,001,184 shares)		$14.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$217,519
Interest		5,709
Income from Fidelity Central Funds (including $5,576 from security lending)		8,111,087
Total income		8,334,315
Expenses
Management fee	$2,567,213
Transfer agent fees	429,715
Distribution and service plan fees	24,053
Accounting fees	223,695
Custodian fees and expenses	12,303
Independent trustees' fees and expenses	1,684
Audit	23,008
Legal	1,061
Miscellaneous	2,175
Total expenses before reductions	3,284,907
Expense reductions	(17,009)
Total expenses after reductions		3,267,898
Net investment income (loss)		5,066,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,772,556)
Fidelity Central Funds	(7,356,464)
Foreign currency transactions	13
Futures contracts	13,306,906
Capital gain distributions from Fidelity Central Funds	3,066,919
Total net realized gain (loss)		7,244,818
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,355,343)
Fidelity Central Funds	(190,182,818)
Futures contracts	477,117
Total change in net unrealized appreciation (depreciation)		(194,061,044)
Net gain (loss)		(186,816,226)
Net increase (decrease) in net assets resulting from operations		$(181,749,809)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,066,417	$19,261,641
Net realized gain (loss)	7,244,818	78,253,720
Change in net unrealized appreciation (depreciation)	(194,061,044)	15,737,810
Net increase (decrease) in net assets resulting from operations	(181,749,809)	113,253,171
Distributions to shareholders	(69,917,589)	(25,440,391)
Share transactions - net increase (decrease)	18,651,638	(57,468,969)
Total increase (decrease) in net assets	(233,015,760)	30,343,811
Net Assets
Beginning of period	1,199,499,827	1,169,156,016
End of period	$966,484,067	$1,199,499,827

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.33	$17.04	$15.23	$13.68	$15.23	$15.29
Income from Investment Operations
Net investment income (loss)A,B	.08	.29	.22	.27	.24	.23
Net realized and unrealized gain (loss)	(2.79)	1.40	2.03	2.16	(1.04)	1.76
Total from investment operations	(2.71)	1.69	2.25	2.43	(.80)	1.99
Distributions from net investment income	(.01)	(.30)	(.24)	(.27)	(.26)C	(.29)
Distributions from net realized gain	(1.07)	(.10)	(.21)	(.61)	(.49)C	(1.76)
Total distributions	(1.08)	(.40)	(.44)D	(.88)	(.75)	(2.05)
Net asset value, end of period	$14.54	$18.33	$17.04	$15.23	$13.68	$15.23
Total ReturnE,F,G	(15.48)%	9.92%	14.87%	18.25%	(5.35)%	14.03%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.59%J	.59%	.59%	.60%	.60%	.61%
Expenses net of fee waivers, if any	.58%J	.58%	.59%	.60%	.60%	.61%
Expenses net of all reductions	.58%J	.58%	.59%	.60%	.60%	.61%
Net investment income (loss)	.96%J	1.62%	1.41%	1.88%	1.64%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$717,316	$889,923	$889,473	$843,000	$788,193	$937,508
Portfolio turnover rateK	34%J	20%	20%	30%	27%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.14	$16.86	$15.08	$13.55	$15.09	$15.16
Income from Investment Operations
Net investment income (loss)A,B	.07	.27	.20	.26	.23	.21
Net realized and unrealized gain (loss)	(2.76)	1.38	2.01	2.13	(1.03)	1.75
Total from investment operations	(2.69)	1.65	2.21	2.39	(.80)	1.96
Distributions from net investment income	(.01)	(.27)	(.23)	(.25)	(.25)C	(.27)
Distributions from net realized gain	(1.07)	(.10)	(.21)	(.61)	(.49)C	(1.76)
Total distributions	(1.08)	(.37)	(.43)D	(.86)	(.74)	(2.03)
Net asset value, end of period	$14.37	$18.14	$16.86	$15.08	$13.55	$15.09
Total ReturnE,F,G	(15.54)%	9.80%	14.74%	18.16%	(5.44)%	13.94%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.69%J	.69%	.69%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.68%J	.69%	.69%	.70%	.70%	.71%
Expenses net of all reductions	.68%J	.69%	.69%	.70%	.70%	.71%
Net investment income (loss)	.86%J	1.52%	1.31%	1.78%	1.54%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$2,796	$3,627	$5,108	$3,923	$4,378	$5,004
Portfolio turnover rateK	34%J	20%	20%	30%	27%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.81	$16.56	$14.82	$13.33	$14.86	$14.96
Income from Investment Operations
Net investment income (loss)A,B	.06	.24	.17	.23	.20	.19
Net realized and unrealized gain (loss)	(2.71)	1.36	1.97	2.11	(1.02)	1.71
Total from investment operations	(2.65)	1.60	2.14	2.34	(.82)	1.90
Distributions from net investment income	(.01)	(.25)	(.20)	(.23)	(.22)C	(.25)
Distributions from net realized gain	(1.07)	(.10)	(.21)	(.61)	(.49)C	(1.76)
Total distributions	(1.08)	(.35)	(.40)D	(.85)D	(.71)	(2.00)D
Net asset value, end of period	$14.08	$17.81	$16.56	$14.82	$13.33	$14.86
Total ReturnE,F,G	(15.60)%	9.68%	14.54%	18.01%	(5.61)%	13.74%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.84%J	.84%	.84%	.85%	.85%	.86%
Expenses net of fee waivers, if any	.83%J	.83%	.84%	.85%	.85%	.86%
Expenses net of all reductions	.83%J	.83%	.84%	.85%	.85%	.86%
Net investment income (loss)	.71%J	1.37%	1.16%	1.63%	1.39%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$15,710	$20,038	$19,943	$19,343	$18,211	$20,807
Portfolio turnover rateK	34%J	20%	20%	30%	27%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$18.19	$16.91	$15.12	$13.59	$15.13	$15.20
Income from Investment Operations
Net investment income (loss)A,B	.07	.28	.20	.26	.23	.22
Net realized and unrealized gain (loss)	(2.76)	1.39	2.02	2.14	(1.03)	1.74
Total from investment operations	(2.69)	1.67	2.22	2.40	(.80)	1.96
Distributions from net investment income	(.01)	(.28)	(.23)	(.25)	(.25)C	(.28)
Distributions from net realized gain	(1.07)	(.10)	(.21)	(.61)	(.49)C	(1.76)
Total distributions	(1.08)	(.39)D	(.43)D	(.87)D	(.74)	(2.03)D
Net asset value, end of period	$14.42	$18.19	$16.91	$15.12	$13.59	$15.13
Total ReturnE,F,G	(15.49)%	9.85%	14.77%	18.14%	(5.39)%	13.95%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.66%J	.66%	.67%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.66%J	.66%	.67%	.68%	.68%	.69%
Expenses net of all reductions	.66%J	.66%	.67%	.68%	.68%	.69%
Net investment income (loss)	.89%J	1.55%	1.33%	1.80%	1.56%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$230,663	$285,912	$254,632	$229,330	$202,182	$213,497
Portfolio turnover rateK	34%J	20%	20%	30%	27%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2022, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

VIP Asset Manager Portfolio	$15,530

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$116,183,942
Gross unrealized depreciation	(36,590,249)
Net unrealized appreciation (depreciation)	$79,593,693
Tax cost	$918,562,044

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager Portfolio	183,676,462	180,813,260

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .48% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,609
Service Class 2	22,444
$24,053

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$248,226.06
Service Class	995.06
Service Class 2	5,556.06
Investor Class	174,938.14
	$429,715

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Asset Manager Portfolio	.04

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager Portfolio	$4

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager Portfolio	–	68,554	(21,758)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Asset Manager Portfolio	$965

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager Portfolio	$596	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $17,009.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Asset Manager Portfolio
Distributions to shareholders
Initial Class	$51,744,143	$19,036,251
Service Class	212,566	73,125
Service Class 2	1,200,682	389,732
Investor Class	16,760,198	5,941,283
Total	$69,917,589	$25,440,391

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Asset Manager Portfolio
Initial Class
Shares sold	628,090	1,565,172	$10,070,388	$28,027,268
Reinvestment of distributions	3,149,370	1,038,999	51,744,143	19,036,251
Shares redeemed	(2,994,289)	(6,257,413)	(47,742,805)	(112,836,037)
Net increase (decrease)	783,171	(3,653,242)	$14,071,726	$(65,772,518)
Service Class
Shares sold	50,052	11,808	$775,190	$207,827
Reinvestment of distributions	13,081	4,031	212,566	73,125
Shares redeemed	(68,553)	(118,919)	(1,049,230)	(2,149,060)
Net increase (decrease)	(5,420)	(103,080)	$(61,474)	$(1,868,108)
Service Class 2
Shares sold	86,808	115,026	$1,303,178	$2,006,571
Reinvestment of distributions	75,420	21,888	1,200,682	389,732
Shares redeemed	(171,792)	(215,790)	(2,607,033)	(3,753,491)
Net increase (decrease)	(9,564)	(78,876)	$(103,173)	$(1,357,188)
Investor Class
Shares sold	147,287	1,293,616	$2,305,051	$22,760,339
Reinvestment of distributions	1,028,864	326,549	16,760,198	5,941,283
Shares redeemed	(894,312)	(958,777)	(14,320,690)	(17,172,777)
Net increase (decrease)	281,839	661,388	$4,744,559	$11,528,845

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Asset Manager Portfolio	44%	2	27%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Asset Manager Portfolio
Initial Class	.58%
Actual		$1,000.00	$845.20	$2.65
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Service Class	.68%
Actual		$1,000.00	$844.60	$3.11
Hypothetical-C		$1,000.00	$1,021.42	$3.41
Service Class 2.83%
Actual		$1,000.00	$844.00	$3.79
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Investor Class	.66%
Actual		$1,000.00	$845.10	$3.02
Hypothetical-C		$1,000.00	$1,021.52	$3.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPAM-SANN-0822
1.705701.124

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

On June 1, 2022, the fund's composite benchmark began transitioning to a new domestic equity neutral allocation of 42% and new international equity neutral allocation of 28%. The fund will reach its new neutral allocations during the third quarter of 2022.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of June 30, 2022

% of fund's net assets
Microsoft Corp.	3.1
Apple, Inc.	3.0
Alphabet, Inc. Class A	1.8
Amazon.com, Inc.	1.3
UnitedHealth Group, Inc.	0.8
Exxon Mobil Corp.	0.7
Bank of America Corp.	0.6
Meta Platforms, Inc. Class A	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
The Travelers Companies, Inc	0.6
13.1

Market Sectors as of June 30, 2022

% of fund's net assets
Information Technology	15.5
Financials	14.3
Health Care	9.6
Consumer Discretionary	9.2
Industrials	7.8
Communication Services	6.1
Consumer Staples	5.2
Energy	4.0
Real Estate	3.7
Materials	3.2
Utilities	2.3

Asset Allocation (% of fund's net assets)

As of June 30, 2022
Stock Class and Equity Futures	75.2%
Bonds	24.4%
Short-Term Class	0.4%

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	73.4%
Cayman Islands	3.0%
United Kingdom	2.6%
France	2.6%
Canada	2.2%
Switzerland	2.0%
Japan	1.9%
Germany	1.4%
Netherlands	1.4%
Other	9.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset allocations in the pie chart reflects the categorization of assets as defined in the Fund’s prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at institutional.fidelity.com.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.04% to 1.22% 8/25/22 to 9/8/22 (a)
(Cost $738,537)	740,000	738,049
	Shares	Value

Fixed-Income Funds - 25.1%
Fidelity Emerging Markets Debt Central Fund (b)	135,419	$1,014,291
Fidelity Emerging Markets Debt Local Currency Central Fund (b)	7,403	602,709
Fidelity Floating Rate Central Fund (b)	79,786	7,492,705
Fidelity High Income Central Fund (b)	18,125	1,805,020
Fidelity Inflation-Protected Bond Index Central Fund (b)	47,327	4,763,447
Fidelity International Credit Central Fund (b)	33,590	2,836,042
Fidelity VIP Investment Grade Central Fund (b)	332,196	31,870,897
iShares 20+ Year Treasury Bond ETF (c)	41,524	4,769,863
TOTAL FIXED-INCOME FUNDS
(Cost $59,855,833)		55,154,974

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.58% (d)	786,561	786,718
Fidelity Securities Lending Cash Central Fund 1.58% (d)(e)	4,823,893	4,824,375
TOTAL MONEY MARKET FUNDS
(Cost $5,611,093)		5,611,093

Equity Funds - 74.4%
Domestic Equity Funds - 51.7%
Fidelity Commodity Strategy Central Fund (b)	702,779	4,174,504
Fidelity Real Estate Equity Central Fund (b)	16,931	2,135,163
Fidelity U.S. Equity Central Fund (b)	1,013,436	103,654,239
iShares MSCI USA Minimum Volatility ETF	48,583	3,411,012

TOTAL DOMESTIC EQUITY FUNDS		113,374,918

International Equity Funds - 22.7%
Fidelity Emerging Markets Equity Central Fund (b)	88,321	16,935,537
Fidelity International Equity Central Fund (b)	413,968	32,947,710

TOTAL INTERNATIONAL EQUITY FUNDS		49,883,247

TOTAL EQUITY FUNDS
(Cost $133,981,523)		163,258,165
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $200,186,986)		224,762,281
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(5,183,316)
NET ASSETS - 100%		$219,578,965

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	12	Sept. 2022	$1,113,960	$981	$981
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	62	Sept. 2022	3,108,370	(1,784)	(1,784)
TOTAL PURCHASED					$(803)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	36	Sept. 2022	6,821,100	(57,102)	(57,102)
TOTAL FUTURES CONTRACTS					$(57,905)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

The notional amount of futures sold as a percentage of Net Assets is 3.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $506,734.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$253,014	$13,367,964	$12,834,260	$2,753	$--	$--	$786,718	0.0%
Fidelity Commodity Strategy Central Fund	4,419,654	571,890	1,713,810	--	385,657	511,113	4,174,504	0.6%
Fidelity Emerging Markets Debt Central Fund	1,229,893	57,242	69,978	25,258	(9,374)	(193,492)	1,014,291	0.0%
Fidelity Emerging Markets Debt Local Currency Central Fund	683,888	7,056	--	7,057	--	(88,235)	602,709	0.7%
Fidelity Emerging Markets Equity Central Fund	14,633,657	6,956,363	678,781	8	84,720	(4,060,422)	16,935,537	0.9%
Fidelity Floating Rate Central Fund	10,232,956	419,509	2,548,453	212,461	(51,172)	(560,135)	7,492,705	0.3%
Fidelity High Income Central Fund	2,077,275	92,712	79,564	53,389	(2,211)	(283,192)	1,805,020	0.1%
Fidelity Inflation-Protected Bond Index Central Fund	7,906,056	117,990	2,994,922	2,598	(23,336)	(242,341)	4,763,447	0.8%
Fidelity International Credit Central Fund	4,155,499	104,104	847,000	39,844	(49,828)	(526,733)	2,836,042	0.6%
Fidelity International Equity Central Fund	37,206,841	6,323,426	1,258,510	369,277	(98,878)	(9,225,169)	32,947,710	0.9%
Fidelity Real Estate Equity Central Fund	5,673,564	93,017	2,560,329	10,658	(67,388)	(1,003,701)	2,135,163	0.2%
Fidelity Securities Lending Cash Central Fund 1.58%	--	23,574,095	18,749,720	2,813	--	--	4,824,375	0.0%
Fidelity U.S. Equity Central Fund	147,070,309	3,059,067	14,543,213	580,010	(1,650,528)	(30,281,396)	103,654,239	0.6%
Fidelity VIP Investment Grade Central Fund	28,998,612	8,683,532	1,962,674	611,954	(96,910)	(3,751,663)	31,870,897	1.4%
	$264,541,218	$63,427,967	$60,841,214	$1,918,080	$(1,579,248)	$(49,705,366)	$215,843,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$738,049	$--	$738,049	$--
Fixed-Income Funds	55,154,974	55,154,974	--	--
Money Market Funds	5,611,093	5,611,093	--	--
Equity Funds	163,258,165	163,258,165	--	--
Total Investments in Securities:	$224,762,281	$224,024,232	$738,049	$--
Derivative Instruments:
Assets
Futures Contracts	$981	$981	$--	$--
Total Assets	$981	$981	$--	$--
Liabilities
Futures Contracts	$(58,886)	$(58,886)	$--	$--
Total Liabilities	$(58,886)	$(58,886)	$--	$--
Total Derivative Instruments:	$(57,905)	$(57,905)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$981	$(58,886)
Total Equity Risk	981	(58,886)
Total Value of Derivatives	$981	$(58,886)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds. Percentages in the below tables are adjusted for the effect of TBA Sale Commitments.

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	10.7%
AAA,AA,A	2.9%
BBB	3.3%
BB	1.8%
B	2.7%
CCC,CC,C	0.3%
D	0.0%(a)
Not Rated	0.8%
Equities	75.0%
Short-Term Investments and Net Other Assets	2.5%
100.0%

 (a) Percentages shown as 0.0% may reflect amounts less than 0.05%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,767,105) — See accompanying schedule: Unaffiliated issuers (cost $10,477,244)	$8,918,924
Fidelity Central Funds (cost $189,709,742)	215,843,357
Total Investment in Securities (cost $200,186,986)		$224,762,281
Cash		17,853
Receivable for investments sold		4,923,134
Receivable for fund shares sold		1,754
Distributions receivable from Fidelity Central Funds		2,910
Receivable for daily variation margin on futures contracts		40,734
Total assets		229,748,666
Liabilities
Payable for investments purchased	$5,162,257
Payable for fund shares redeemed	27,342
Accrued management fee	99,340
Distribution and service plan fees payable	972
Other affiliated payables	28,993
Other payables and accrued expenses	26,422
Collateral on securities loaned	4,824,375
Total liabilities		10,169,701
Net Assets		$219,578,965
Net Assets consist of:
Paid in capital		$193,465,853
Total accumulated earnings (loss)		26,113,112
Net Assets		$219,578,965
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($87,487,771 ÷ 4,655,458 shares)		$18.79
Service Class:
Net Asset Value, offering price and redemption price per share ($2,899,402 ÷ 155,883 shares)		$18.60
Service Class 2:
Net Asset Value, offering price and redemption price per share ($3,410,037 ÷ 184,867 shares)		$18.45
Investor Class:
Net Asset Value, offering price and redemption price per share ($125,781,755 ÷ 6,746,294 shares)		$18.64

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$51,760
Interest		1,105
Income from Fidelity Central Funds (including $2,813 from security lending)		1,634,998
Total income		1,687,863
Expenses
Management fee	$648,020
Transfer agent fees	128,541
Distribution and service plan fees	6,163
Accounting fees	60,296
Custodian fees and expenses	11,733
Independent trustees' fees and expenses	384
Audit	21,086
Legal	806
Miscellaneous	485
Total expenses before reductions	877,514
Expense reductions	(3,861)
Total expenses after reductions		873,653
Net investment income (loss)		814,210
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(356,430)
Fidelity Central Funds	(1,579,248)
Futures contracts	2,324,187
Capital gain distributions from Fidelity Central Funds	283,082
Total net realized gain (loss)		671,591
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(1,159,336)
Fidelity Central Funds	(49,705,366)
Assets and liabilities in foreign currencies	(147)
Futures contracts	54,026
Total change in net unrealized appreciation (depreciation)		(50,810,823)
Net gain (loss)		(50,139,232)
Net increase (decrease) in net assets resulting from operations		$(49,325,022)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$814,210	$3,737,846
Net realized gain (loss)	671,591	17,208,890
Change in net unrealized appreciation (depreciation)	(50,810,823)	12,938,904
Net increase (decrease) in net assets resulting from operations	(49,325,022)	33,885,640
Distributions to shareholders	(15,098,425)	(7,380,601)
Share transactions - net increase (decrease)	10,630,537	1,589,433
Total increase (decrease) in net assets	(53,792,910)	28,094,472
Net Assets
Beginning of period	273,371,875	245,277,403
End of period	$219,578,965	$273,371,875

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Asset Manager: Growth Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.38	$22.00	$19.20	$16.76	$19.21	$18.81
Income from Investment Operations
Net investment income (loss)A,B	.07	.35	.21	.28	.26	.25
Net realized and unrealized gain (loss)	(4.31)	2.71	3.09	3.42	(1.69)	2.97
Total from investment operations	(4.24)	3.06	3.30	3.70	(1.43)	3.22
Distributions from net investment income	(.01)	(.34)	(.22)	(.29)	(.28)	(.24)
Distributions from net realized gain	(1.34)	(.34)	(.27)	(.97)	(.74)	(2.58)
Total distributions	(1.35)	(.68)	(.50)C	(1.26)	(1.02)	(2.82)
Net asset value, end of period	$18.79	$24.38	$22.00	$19.20	$16.76	$19.21
Total ReturnD,E,F	(18.15)%	13.96%	17.27%	22.83%	(7.65)%	18.73%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.67%I	.67%	.67%	.68%	.68%	.69%
Expenses net of fee waivers, if any	.66%I	.66%	.67%	.68%	.68%	.69%
Expenses net of all reductions	.66%I	.66%	.67%	.68%	.68%	.69%
Net investment income (loss)	.71%I	1.46%	1.12%	1.58%	1.40%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$87,488	$111,781	$106,148	$99,971	$89,477	$106,903
Portfolio turnover rateJ	24%I	25%	23%	35%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.16	$21.80	$19.04	$16.63	$19.07	$18.68
Income from Investment Operations
Net investment income (loss)A,B	.06	.32	.19	.26	.24	.23
Net realized and unrealized gain (loss)	(4.27)	2.70	3.05	3.39	(1.68)	2.96
Total from investment operations	(4.21)	3.02	3.24	3.65	(1.44)	3.19
Distributions from net investment income	(.01)	(.32)	(.20)	(.27)	(.26)	(.22)
Distributions from net realized gain	(1.34)	(.34)	(.27)	(.97)	(.74)	(2.58)
Total distributions	(1.35)	(.66)	(.48)C	(1.24)	(1.00)	(2.80)
Net asset value, end of period	$18.60	$24.16	$21.80	$19.04	$16.63	$19.07
Total ReturnD,E,F	(18.20)%	13.89%	17.09%	22.72%	(7.75)%	18.70%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.77%I	.77%	.77%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.76%I	.76%	.77%	.78%	.78%	.79%
Expenses net of all reductions	.76%I	.76%	.77%	.78%	.78%	.79%
Net investment income (loss)	.61%I	1.36%	1.02%	1.48%	1.30%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$2,899	$3,609	$3,363	$3,009	$2,621	$3,018
Portfolio turnover rateJ	24%I	25%	23%	35%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$23.98	$21.65	$18.91	$16.53	$18.95	$18.58
Income from Investment Operations
Net investment income (loss)A,B	.05	.28	.16	.24	.21	.20
Net realized and unrealized gain (loss)	(4.23)	2.67	3.03	3.36	(1.67)	2.94
Total from investment operations	(4.18)	2.95	3.19	3.60	(1.46)	3.14
Distributions from net investment income	(.01)	(.29)	(.17)	(.24)	(.22)	(.20)
Distributions from net realized gain	(1.34)	(.34)	(.27)	(.97)	(.74)	(2.57)
Total distributions	(1.35)	(.62)C	(.45)C	(1.22)C	(.96)	(2.77)
Net asset value, end of period	$18.45	$23.98	$21.65	$18.91	$16.53	$18.95
Total ReturnD,E,F	(18.21)%	13.69%	16.95%	22.49%	(7.88)%	18.49%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.92%I	.92%	.92%	.93%	.93%	.94%
Expenses net of fee waivers, if any	.91%I	.91%	.92%	.93%	.93%	.94%
Expenses net of all reductions	.91%I	.91%	.92%	.93%	.93%	.94%
Net investment income (loss)	.46%I	1.21%	.87%	1.33%	1.15%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$3,410	$3,948	$3,359	$3,199	$2,904	$3,755
Portfolio turnover rateJ	24%I	25%	23%	35%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$24.21	$21.85	$19.07	$16.66	$19.10	$18.71
Income from Investment Operations
Net investment income (loss)A,B	.07	.33	.20	.27	.25	.23
Net realized and unrealized gain (loss)	(4.29)	2.69	3.06	3.39	(1.69)	2.97
Total from investment operations	(4.22)	3.02	3.26	3.66	(1.44)	3.20
Distributions from net investment income	(.01)	(.33)	(.21)	(.28)	(.26)	(.23)
Distributions from net realized gain	(1.34)	(.34)	(.27)	(.97)	(.74)	(2.58)
Total distributions	(1.35)	(.66)C	(.48)	(1.25)	(1.00)	(2.81)
Net asset value, end of period	$18.64	$24.21	$21.85	$19.07	$16.66	$19.10
Total ReturnD,E,F	(18.20)%	13.89%	17.19%	22.70%	(7.72)%	18.68%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.74%I	.74%	.75%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.74%I	.74%	.75%	.76%	.76%	.77%
Expenses net of all reductions	.74%I	.74%	.75%	.76%	.76%	.77%
Net investment income (loss)	.63%I	1.38%	1.04%	1.50%	1.32%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$125,782	$154,034	$132,407	$121,229	$104,010	$116,417
Portfolio turnover rateJ	24%I	25%	23%	35%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swaps	Less than .005%
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures	.02%
Fidelity International Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Futures	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	.01%
Fidelity Inflation-Protected Bond Index Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity VIP Investment Grade Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Restricted Securities	Less than .005%
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	Less than .005%
Fidelity U.S. Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities Restricted Securities	.02%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2022, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$33,362,372
Gross unrealized depreciation	(7,955,551)
Net unrealized appreciation (depreciation)	$25,406,821
Tax cost	$199,297,555

The Fund elected to defer to its next fiscal year approximately $572,426 of capital losses recognized during the period November 1, 2021 to December 31, 2021.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Asset Manager: Growth Portfolio	29,947,171	30,371,726

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .53% of the Fund's average net assets.

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$1,628
Service Class 2	4,535
$6,163

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$30,827.06
Service Class	1,008.06
Service Class 2	1,123.06
Investor Class	95,583.14
	$128,541

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Asset Manager: Growth Portfolio	.05

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Asset Manager: Growth Portfolio	$1

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Asset Manager: Growth Portfolio	–	34,277	(10,879)

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Asset Manager: Growth Portfolio	$219

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Asset Manager: Growth Portfolio	$302	$–	$–

9. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,861.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Asset Manager: Growth Portfolio
Distributions to shareholders
Initial Class	$6,128,529	$3,092,818
Service Class	201,591	96,780
Service Class 2	221,752	99,648
Investor Class	8,546,553	4,091,355
Total	$15,098,425	$7,380,601

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Asset Manager: Growth Portfolio
Initial Class
Shares sold	98,097	261,912	$2,053,630	$6,122,934
Reinvestment of distributions	281,771	128,495	6,128,529	3,092,818
Shares redeemed	(309,416)	(631,037)	(6,484,287)	(15,106,667)
Net increase (decrease)	70,452	(240,630)	$1,697,872	$(5,890,915)
Service Class
Shares sold	21,618	1,020	$443,846	$23,871
Reinvestment of distributions	9,359	4,059	201,591	96,780
Shares redeemed	(24,500)	(9,938)	(493,391)	(227,423)
Net increase (decrease)	6,477	(4,859)	$152,046	$(106,772)
Service Class 2
Shares sold	36,867	21,643	$758,766	$511,878
Reinvestment of distributions	10,377	4,208	221,752	99,648
Shares redeemed	(26,989)	(16,357)	(562,527)	(386,029)
Net increase (decrease)	20,255	9,494	$417,991	$225,497
Investor Class
Shares sold	172,001	607,150	$3,669,860	$14,266,762
Reinvestment of distributions	396,040	171,004	8,546,553	4,091,355
Shares redeemed	(184,776)	(475,699)	(3,853,785)	(10,996,494)
Net increase (decrease)	383,265	302,455	$8,362,628	$7,361,623

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Asset Manager: Growth Portfolio	87%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Asset Manager: Growth Portfolio
Initial Class	.66%
Actual		$1,000.00	$818.50	$2.98
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Service Class	.76%
Actual		$1,000.00	$818.00	$3.43
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Service Class 2.91%
Actual		$1,000.00	$817.90	$4.10
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Investor Class	.74%
Actual		$1,000.00	$818.00	$3.34
Hypothetical-C		$1,000.00	$1,021.12	$3.71

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPAMG-SANN-0822
1.705700.124

Fidelity® Variable Insurance Products:

Bond Index Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations	68.3%
AAA	3.9%
AA	3.4%
A	10.7%
BBB	12.5%
BB and Below	0.2%
Not Rated	0.1%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2022*
Corporate Bonds	25.1%
U.S. Government and U.S. Government Agency Obligations	68.3%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Bonds	0.6%
Other Investments	3.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments – 8.7%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
1.65% 2/1/28	$200,000	$173,022
2.25% 2/1/32	50,000	40,849
2.75% 6/1/31	300,000	259,052
3.3% 2/1/52	50,000	36,697
3.5% 6/1/41	1,000,000	798,477
3.5% 9/15/53	347,000	263,026
3.55% 9/15/55	340,000	254,742
3.65% 6/1/51	280,000	218,996
3.65% 9/15/59	257,000	192,480
3.8% 2/15/27	43,000	42,125
4.1% 2/15/28	143,000	140,066
4.65% 6/1/44	40,000	36,315
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	146,855
5.213% 3/8/47	250,000	221,556
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	215,787
2.355% 3/15/32	9,000	7,462
2.65% 11/20/40	60,000	44,014
2.987% 10/30/56	227,000	157,600
3.55% 3/22/51	500,000	400,836
3.875% 2/8/29	210,000	203,172
4% 3/22/50	114,000	98,517
4.016% 12/3/29	100,000	96,852
4.125% 8/15/46	54,000	47,868
4.272% 1/15/36	276,000	259,859
4.329% 9/21/28	643,000	639,498
5.012% 8/21/54	38,000	38,602
		5,034,325
Entertainment - 0.1%
The Walt Disney Co.:
2% 9/1/29	50,000	42,968
2.65% 1/13/31	200,000	176,018
2.75% 9/1/49	100,000	71,379
3.5% 5/13/40	30,000	25,575
3.6% 1/13/51	30,000	25,039
3.7% 9/15/24	300,000	300,735
3.8% 3/22/30	110,000	106,354
3.8% 5/13/60	30,000	25,079
4.7% 3/23/50	100,000	98,627
		871,774
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	164,145
1.9% 8/15/40	264,000	189,250
2.05% 8/15/50	170,000	113,970
		467,365
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	20,301
3.75% 2/15/28	100,000	92,346
4.2% 3/15/28	48,000	44,846
5.125% 7/1/49	60,000	49,663
5.375% 4/1/38	42,000	37,331
5.375% 5/1/47	190,000	161,778
6.384% 10/23/35	621,000	624,548
Comcast Corp.:
2.45% 8/15/52	135,000	89,601
2.65% 2/1/30	80,000	71,584
2.8% 1/15/51	180,000	127,351
2.887% 11/1/51	179,000	127,872
2.937% 11/1/56	385,000	267,534
2.987% 11/1/63	305,000	208,032
3.4% 4/1/30	87,000	81,630
3.55% 5/1/28	76,000	73,670
3.7% 4/15/24	30,000	30,072
3.75% 4/1/40	31,000	27,170
3.9% 3/1/38	50,000	45,219
4.049% 11/1/52	146,000	127,593
Discovery Communications LLC:
3.625% 5/15/30	220,000	195,609
4% 9/15/55	85,000	59,543
4.65% 5/15/50	100,000	78,636
5.2% 9/20/47	18,000	15,440
Fox Corp.:
4.709% 1/25/29	34,000	33,334
5.476% 1/25/39	189,000	183,486
5.576% 1/25/49	23,000	22,436
Magallanes, Inc.:
3.755% 3/15/27 (a)	100,000	93,799
4.279% 3/15/32 (a)	189,000	168,917
5.05% 3/15/42 (a)	100,000	85,079
5.141% 3/15/52 (a)	175,000	146,886
Paramount Global:
4.2% 6/1/29	210,000	197,377
4.95% 1/15/31	190,000	180,882
5.85% 9/1/43	363,000	339,141
Time Warner Cable LLC 5.5% 9/1/41	351,000	306,393
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	93,442
3% 2/13/26	210,000	203,803
		4,712,344
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	189,788
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	394,524
3.5% 4/15/25	410,000	400,996
3.75% 4/15/27	80,000	77,034
3.875% 4/15/30	80,000	74,660
4.375% 4/15/40	74,000	66,054
4.5% 4/15/50	80,000	70,984
Vodafone Group PLC:
4.375% 5/30/28	97,000	96,552
5.25% 5/30/48	170,000	161,732
6.15% 2/27/37	392,000	423,040
		1,955,364

TOTAL COMMUNICATION SERVICES		13,041,172

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.2%
American Honda Finance Corp. 1.2% 7/8/25	330,000	304,537
General Motors Co.:
5.95% 4/1/49	200,000	185,723
6.125% 10/1/25	455,000	470,351
6.75% 4/1/46	69,000	69,233
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	82,964
5.65% 1/17/29	250,000	249,393
		1,362,201
Diversified Consumer Services - 0.2%
American University 3.672% 4/1/49	130,000	111,154
Duke University 2.832% 10/1/55	30,000	22,878
George Washington University 4.126% 9/15/48	100,000	91,949
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	198,272
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	204,676
Northwestern University 3.662% 12/1/57	100,000	87,405
University of Chicago 3% 10/1/52	100,000	78,920
University of Southern California 2.945% 10/1/51	240,000	187,077
		982,331
Hotels, Restaurants & Leisure - 0.4%
Expedia, Inc. 5% 2/15/26	160,000	159,985
Marriott International, Inc. 3.125% 6/15/26	390,000	372,112
McDonald's Corp.:
2.125% 3/1/30	400,000	341,947
2.625% 9/1/29	150,000	134,414
3.3% 7/1/25	32,000	31,789
3.5% 7/1/27	91,000	89,164
3.6% 7/1/30	340,000	323,660
3.8% 4/1/28	84,000	82,311
4.2% 4/1/50	40,000	35,723
4.7% 12/9/35	109,000	108,485
Starbucks Corp.:
2.55% 11/15/30	597,000	509,232
4.5% 11/15/48	50,000	45,204
		2,234,026
Household Durables - 0.0%
Newell Brands, Inc. 4.35% 4/1/23	60,000	59,475
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	198,166
3.15% 2/9/51	245,000	168,082
Amazon.com, Inc.:
0.8% 6/3/25	110,000	102,412
1% 5/12/26	6,000	5,456
2.1% 5/12/31	105,000	89,949
2.4% 2/22/23	50,000	49,920
2.5% 6/3/50	110,000	77,527
3.1% 5/12/51	105,000	82,684
3.875% 8/22/37	440,000	417,083
4.05% 8/22/47	280,000	262,081
		1,453,360
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	105,132
Multiline Retail - 0.2%
Dollar Tree, Inc. 4% 5/15/25	248,000	246,429
Kohl's Corp. 4.25% 7/17/25	265,000	251,954
Target Corp.:
2.25% 4/15/25	508,000	490,371
2.65% 9/15/30	77,000	69,094
3.9% 11/15/47	40,000	35,858
4% 7/1/42	15,000	13,843
		1,107,549
Specialty Retail - 0.4%
AutoZone, Inc.:
3.625% 4/15/25	62,000	61,229
4% 4/15/30	150,000	142,424
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	227,300
3.65% 4/5/29	80,000	75,423
4.05% 5/3/47	53,000	44,248
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	251,072
The Home Depot, Inc.:
2.7% 4/15/30	146,000	132,428
2.8% 9/14/27	84,000	80,117
2.95% 6/15/29	686,000	640,234
3.35% 4/15/50	100,000	81,200
3.9% 6/15/47	29,000	25,925
4.25% 4/1/46	104,000	97,615
4.5% 12/6/48	90,000	87,696
TJX Companies, Inc. 3.875% 4/15/30	687,000	668,510
		2,615,421
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	37,006
2.85% 3/27/30	570,000	523,642
3.375% 3/27/50	40,000	34,015
		594,663

TOTAL CONSUMER DISCRETIONARY		10,514,158

CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	89,832
4.5% 6/1/50	100,000	89,898
4.6% 4/15/48	78,000	70,028
4.6% 6/1/60	50,000	43,706
4.95% 1/15/42	461,000	438,803
5.45% 1/23/39	270,000	274,508
5.55% 1/23/49	130,000	132,772
5.8% 1/23/59 (Reg. S)	170,000	176,814
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	59,769
5.25% 11/15/48	50,000	49,083
Diageo Capital PLC:
1.375% 9/29/25	200,000	186,605
2% 4/29/30	200,000	170,615
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	46,545
3.8% 5/1/50	190,000	150,858
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	75,530
PepsiCo, Inc.:
1.4% 2/25/31	440,000	361,053
1.625% 5/1/30	267,000	226,410
4% 5/2/47	116,000	109,584
The Coca-Cola Co.:
1.45% 6/1/27	30,000	27,149
1.65% 6/1/30	30,000	25,439
2.5% 6/1/40	30,000	23,471
2.6% 6/1/50	30,000	22,340
2.75% 6/1/60	30,000	21,217
3.45% 3/25/30	186,000	180,922
4.2% 3/25/50	150,000	147,522
		3,200,473
Food & Staples Retailing - 0.8%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	354,361
Kroger Co.:
1.7% 1/15/31	400,000	318,932
2.65% 10/15/26	230,000	215,150
3.7% 8/1/27	100,000	96,944
5.4% 1/15/49	28,000	29,298
Sysco Corp.:
3.3% 2/15/50	50,000	37,283
4.45% 3/15/48	52,000	45,647
6.6% 4/1/50	220,000	253,697
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	114,759
3.45% 6/1/26	81,000	78,767
4.1% 4/15/50	130,000	102,540
Walmart, Inc.:
3.05% 7/8/26	10,000	9,916
3.3% 4/22/24	3,220,000	3,226,189
3.625% 12/15/47	20,000	17,755
3.7% 6/26/28	170,000	169,521
3.95% 6/28/38	150,000	144,615
4.05% 6/29/48	80,000	78,192
		5,293,566
Food Products - 0.2%
Archer Daniels Midland Co. 2.5% 8/11/26	350,000	335,019
Campbell Soup Co. 4.15% 3/15/28	80,000	78,561
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	187,390
5.3% 11/1/38	13,000	12,257
5.4% 11/1/48	60,000	56,663
General Mills, Inc.:
2.875% 4/15/30	40,000	35,432
3% 2/1/51	80,000	58,128
4.2% 4/17/28	89,000	88,300
Kellogg Co. 4.5% 4/1/46	32,000	29,373
Tyson Foods, Inc.:
4% 3/1/26	70,000	69,550
5.1% 9/28/48	50,000	50,054
Unilever Capital Corp.:
1.375% 9/14/30	135,000	109,745
2% 7/28/26	280,000	263,455
3.125% 3/22/23	100,000	100,239
		1,474,166
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	96,032
3.1% 3/26/30	22,000	20,565
Procter & Gamble Co.:
3% 3/25/30	105,000	99,066
3.55% 3/25/40	160,000	144,631
		360,294
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	168,450
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	101,257
3.4% 5/6/30	300,000	254,479
3.875% 9/16/46	38,000	25,563
4.8% 2/14/29	120,000	114,021
5.8% 2/14/39	100,000	90,878
5.95% 2/14/49	30,000	26,288
BAT Capital Corp.:
3.557% 8/15/27	130,000	118,929
4.39% 8/15/37	521,000	413,304
4.54% 8/15/47	213,000	156,173
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	79,084
3.125% 3/2/28	54,000	49,248
4.375% 11/15/41	265,000	220,146
		1,649,370

TOTAL CONSUMER STAPLES		12,146,319

ENERGY - 1.6%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	145,408
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	534,755
4.95% 6/1/47	19,000	17,994
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	119,107
Chevron Corp.:
1.141% 5/11/23	80,000	78,629
1.554% 5/11/25	80,000	75,857
1.995% 5/11/27	80,000	73,532
2.236% 5/11/30	80,000	70,209
2.978% 5/11/40	80,000	63,529
3.078% 5/11/50	80,000	63,613
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	54,628
4.95% 8/15/47	30,000	30,279
ConocoPhillips Co.:
5.95% 3/15/46	86,000	97,547
6.5% 2/1/39	260,000	305,124
Devon Energy Corp. 5% 6/15/45	80,000	74,187
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (a)	60,000	48,117
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	79,168
Enbridge, Inc. 5.5% 12/1/46	60,000	61,714
Energy Transfer LP:
4.2% 9/15/23	30,000	30,045
4.5% 4/15/24	50,000	50,023
5% 5/15/50	160,000	136,151
5.8% 6/15/38	70,000	65,567
6% 6/15/48	356,000	334,429
6.25% 4/15/49	30,000	29,079
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	62,995
3.95% 2/15/27	85,000	83,639
4.2% 1/31/50	418,000	348,561
4.25% 2/15/48	105,000	88,324
EOG Resources, Inc. 4.375% 4/15/30	510,000	512,018
Equinor ASA:
3.125% 4/6/30	357,000	331,017
3.25% 11/18/49	160,000	126,864
3.625% 9/10/28	120,000	117,267
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	269,600
4.227% 3/19/40	421,000	397,815
Hess Corp.:
4.3% 4/1/27	150,000	146,218
7.125% 3/15/33	130,000	144,690
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	87,556
5% 3/1/43	215,000	188,097
Kinder Morgan, Inc.:
3.15% 1/15/23	119,000	118,818
4.3% 3/1/28	112,000	108,955
5.2% 3/1/48	30,000	27,404
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	59,154
5% 3/1/26	72,000	73,608
Marathon Oil Corp. 4.4% 7/15/27	240,000	234,314
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	18,501
5.125% 12/15/26	410,000	419,574
MPLX LP:
4.5% 7/15/23	82,000	82,233
4.7% 4/15/48	28,000	23,538
4.8% 2/15/29	30,000	29,500
5.5% 2/15/49	310,000	287,533
ONEOK, Inc.:
4.45% 9/1/49	40,000	31,857
4.55% 7/15/28	59,000	57,041
Ovintiv, Inc. 6.5% 2/1/38	50,000	51,598
Phillips 66 Co.:
3.15% 12/15/29 (a)	170,000	152,685
3.9% 3/15/28	94,000	91,307
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	205,506
1.9% 8/15/30	19,000	15,518
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	814,570
Shell International Finance BV:
3.125% 11/7/49	100,000	76,697
3.25% 4/6/50	100,000	78,793
3.75% 9/12/46	70,000	59,774
4.375% 5/11/45	293,000	272,409
Spectra Energy Partners LP 3.375% 10/15/26	158,000	150,274
Suncor Energy, Inc. 4% 11/15/47	179,000	152,888
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	33,422
4.85% 3/1/48	83,000	75,075
Total Capital International SA 3.127% 5/29/50	220,000	168,168
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	181,476
7.625% 1/15/39	231,000	284,031
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	59,271
3.95% 5/15/50	180,000	149,408
Valero Energy Corp.:
2.85% 4/15/25	190,000	183,618
4.35% 6/1/28	20,000	19,448
		10,245,910

TOTAL ENERGY		10,391,318

FINANCIALS - 8.5%
Banks - 5.0%
Banco Santander SA:
1.849% 3/25/26	200,000	179,745
2.958% 3/25/31	200,000	167,539
Bank of America Corp.:
0.81% 10/24/24 (b)	500,000	476,525
0.981% 9/25/25 (b)	600,000	555,115
1.197% 10/24/26 (b)	924,000	826,803
2.651% 3/11/32(b)	180,000	151,265
2.676% 6/19/41 (b)	100,000	71,952
2.687% 4/22/32 (b)	356,000	298,868
3.419% 12/20/28 (b)	220,000	204,877
3.458% 3/15/25 (b)	1,900,000	1,872,588
3.55% 3/5/24 (b)	113,000	112,637
3.946% 1/23/49 (b)	23,000	19,540
3.97% 3/5/29 (b)	125,000	119,193
3.974% 2/7/30 (b)	60,000	56,675
4% 1/22/25	370,000	368,356
4.083% 3/20/51 (b)	220,000	189,609
4.271% 7/23/29 (b)	80,000	76,865
4.33% 3/15/50 (b)	60,000	53,883
5% 1/21/44	400,000	392,897
Bank of Nova Scotia 3.4% 2/11/24	140,000	139,325
Barclays PLC:
2.279% 11/24/27 (b)	400,000	354,605
2.852% 5/7/26 (b)	516,000	487,257
4.337% 1/10/28	200,000	191,124
5.088% 6/20/30 (b)	726,000	685,270
Canadian Imperial Bank of Commerce 3.6% 4/7/32	143,000	129,809
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	205,000	191,538
2.976% 11/5/30 (b)	270,000	235,659
3.106% 4/8/26 (b)	500,000	479,978
3.98% 3/20/30 (b)	160,000	149,642
4.65% 7/23/48	78,000	72,609
5.316% 3/26/41 (b)	617,000	619,769
Citizens Financial Group, Inc. 2.638% 9/30/32	78,000	62,215
Export-Import Bank of Korea 2.875% 1/21/25	350,000	344,232
Fifth Third Bancorp 2.55% 5/5/27	200,000	183,288
HSBC Holdings PLC:
4.292% 9/12/26 (b)	1,060,000	1,035,609
6.8% 6/1/38	449,000	484,504
ING Groep NV 2.727% 4/1/32 (b)	200,000	166,441
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	693,124
1.25% 1/21/31	580,000	488,207
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	790,000	757,118
1.47% 9/22/27 (b)	390,000	342,054
1.578% 4/22/27 (b)	188,000	167,304
1.953% 2/4/32 (b)	250,000	199,818
2.083% 4/22/26 (b)	200,000	187,015
2.522% 4/22/31 (b)	150,000	127,758
2.545% 11/8/32 (b)	40,000	33,234
2.58% 4/22/32 (b)	189,000	159,025
2.739% 10/15/30 (b)	720,000	628,203
2.95% 10/1/26	224,000	213,145
2.956% 5/13/31 (b)	50,000	43,169
3.109% 4/22/51 (b)	100,000	73,291
3.882% 7/24/38 (b)	734,000	646,939
4.005% 4/23/29 (b)	43,000	41,214
4.203% 7/23/29 (b)	30,000	28,935
4.452% 12/5/29 (b)	200,000	194,781
4.95% 6/1/45	135,000	128,833
Korea Development Bank 0.4% 6/19/24	300,000	283,770
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	200,174
4.582% 12/10/25	1,518,000	1,488,357
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	740,000	702,313
3.751% 7/18/39	290,000	251,402
3.777% 3/2/25	84,000	83,373
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (b)	400,000	384,578
1.554% 7/9/27 (b)	285,000	250,680
2.226% 5/25/26 (b)	400,000	373,849
NatWest Group PLC:
3.073% 5/22/28 (b)	290,000	263,625
3.875% 9/12/23	220,000	219,275
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	76,017
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	459,253
2.2% 11/1/24	70,000	67,796
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,236,317
Royal Bank of Canada:
0.75% 10/7/24	480,000	448,225
2.55% 7/16/24	360,000	351,508
4.65% 1/27/26	55,000	55,455
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	81,192
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	367,356
2.174% 1/14/27	800,000	723,469
2.348% 1/15/25	200,000	191,268
2.75% 1/15/30	200,000	173,901
3.784% 3/9/26	640,000	627,371
3.936% 10/16/23	80,000	80,338
The Toronto-Dominion Bank 2.65% 6/12/24	510,000	500,470
Truist Financial Corp.:
1.2% 8/5/25	700,000	643,076
1.267% 3/2/27 (b)	29,000	25,975
U.S. Bancorp 1.375% 7/22/30	210,000	167,341
Wells Fargo & Co.:
2.164% 2/11/26 (b)	310,000	291,358
2.188% 4/30/26 (b)	340,000	318,088
2.572% 2/11/31 (b)	690,000	593,143
3.068% 4/30/41 (b)	100,000	77,441
3.584% 5/22/28 (b)	82,000	77,794
3.75% 1/24/24	150,000	150,355
4.1% 6/3/26	1,194,000	1,174,428
4.75% 12/7/46	157,000	143,726
5.013% 4/4/51 (b)	130,000	127,504
5.375% 2/7/35	100,000	103,467
Westpac Banking Corp.:
2.894% 2/4/30 (b)	590,000	559,000
4.11% 7/24/34 (b)	320,000	292,481
		32,047,482
Capital Markets - 1.3%
Ares Capital Corp. 2.15% 7/15/26	234,000	196,118
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,059,622
1.8% 7/28/31	80,000	64,769
3.85% 4/28/28	27,000	26,349
BlackRock, Inc. 3.5% 3/18/24	470,000	471,890
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	263,663
Charles Schwab Corp. 2% 3/20/28	215,000	191,894
Credit Suisse AG 0.495% 2/2/24	700,000	659,800
Credit Suisse Group AG 4.55% 4/17/26	250,000	244,341
Deutsche Bank AG 4.1% 1/13/26	200,000	197,537
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	129,447
3.7% 5/30/24	200,000	196,433
4.1% 1/13/26	200,000	196,197
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (b)	255,000	211,710
3.691% 6/5/28 (b)	440,000	417,244
4.017% 10/31/38 (b)	887,000	774,554
4.223% 5/1/29 (b)	60,000	57,672
4.411% 4/23/39 (b)	100,000	90,766
4.75% 10/21/45	28,000	26,026
Intercontinental Exchange, Inc.:
1.85% 9/15/32	180,000	140,391
2.65% 9/15/40	80,000	58,142
3% 6/15/50	138,000	99,376
3.75% 9/21/28	50,000	48,024
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.85% 1/15/27	100,000	100,034
Moody's Corp. 4.875% 12/17/48	123,000	119,752
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	295,000	274,787
2.699% 1/22/31 (b)	230,000	199,208
3.625% 1/20/27	96,000	92,982
3.971% 7/22/38 (b)	120,000	107,369
4.375% 1/22/47	148,000	134,298
5.597% 3/24/51 (b)	90,000	97,037
6.375% 7/24/42	190,000	217,633
NASDAQ, Inc. 2.5% 12/21/40	100,000	69,660
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	529,934
Northern Trust Corp. 1.95% 5/1/30	220,000	186,830
State Street Corp. 1.684% 11/18/27 (b)	204,000	183,169
		8,134,658
Consumer Finance - 0.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	217,691
2.875% 8/14/24	150,000	142,890
3.85% 10/29/41	150,000	108,086
4.125% 7/3/23	300,000	297,011
4.45% 4/3/26	150,000	143,238
4.5% 9/15/23	150,000	149,282
4.625% 10/15/27	220,000	207,103
4.875% 1/16/24	150,000	149,216
Ally Financial, Inc.:
3.05% 6/5/23	120,000	118,716
5.125% 9/30/24	290,000	292,814
5.8% 5/1/25	250,000	255,330
American Express Co.:
2.5% 7/30/24	219,000	213,074
3.3% 5/3/27	30,000	28,855
Capital One Financial Corp. 3.8% 1/31/28	251,000	236,085
GE Capital International Funding Co. 4.418% 11/15/35	200,000	186,799
John Deere Capital Corp.:
2.6% 3/7/24	60,000	59,297
2.8% 3/6/23	64,000	63,989
2.8% 7/18/29	220,000	202,491
3.65% 10/12/23	290,000	291,367
Synchrony Financial:
3.95% 12/1/27	150,000	136,739
4.375% 3/19/24	45,000	44,726
5.15% 3/19/29	159,000	148,754
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	271,507
2.15% 9/8/22	1,000,000	999,617
2.25% 10/18/23	113,000	111,501
3% 4/1/25	580,000	568,958
		5,645,136
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	193,056
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	31,470
Blackstone Private Credit Fund:
2.7% 1/15/25 (a)	160,000	145,994
4.7% 3/24/25 (a)	180,000	172,917
BP Capital Markets America, Inc. 3% 2/24/50	240,000	174,232
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	36,993
4.125% 5/15/29	19,000	17,700
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	67,149
2.6% 11/15/29	80,000	71,735
3.4% 11/15/49	50,000	40,173
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	347,276
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	35,872	31,119
Japan International Cooperation Agency 1.75% 4/28/31	200,000	172,072
KfW:
0.25% 10/19/23	300,000	289,716
0.375% 7/18/25	2,072,000	1,907,405
2.625% 2/28/24	400,000	397,286
2.875% 4/3/28	14,000	13,780
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	80,162
		4,190,235
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	279,306
4.35% 11/3/45	128,000	120,734
AFLAC, Inc. 3.6% 4/1/30	224,000	212,127
Allstate Corp.:
1.45% 12/15/30	110,000	87,389
5.55% 5/9/35	156,000	168,706
American International Group, Inc.:
2.5% 6/30/25	44,000	41,934
4.25% 3/15/29	100,000	93,811
4.375% 6/30/50	240,000	212,818
4.5% 7/16/44	25,000	22,388
4.75% 4/1/48	100,000	93,528
5.75% 4/1/48 (b)	280,000	250,194
Aon Corp. 3.75% 5/2/29	120,000	113,341
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	87,835
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	97,478
2.85% 10/15/50	220,000	158,377
4.2% 8/15/48	243,000	222,016
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	22,286
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	63,314
Lincoln National Corp. 4.35% 3/1/48	160,000	135,574
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	97,266
4.9% 3/15/49	50,000	49,012
MetLife, Inc.:
4.05% 3/1/45	18,000	15,897
4.55% 3/23/30	600,000	604,983
4.875% 11/13/43	100,000	98,563
Progressive Corp. 4.2% 3/15/48	135,000	123,874
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	22,455
3.935% 12/7/49	38,000	32,709
4.35% 2/25/50	285,000	262,401
5.125% 3/1/52 (b)	50,000	46,158
The Travelers Companies, Inc. 4% 5/30/47	32,000	28,337
Willis Group North America, Inc. 2.95% 9/15/29	170,000	145,743
		4,010,554

TOTAL FINANCIALS		54,028,065

HEALTH CARE - 2.2%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24	60,000	58,078
2.95% 11/21/26	50,000	47,377
3.2% 11/21/29	80,000	73,595
3.8% 3/15/25	61,000	60,512
4.05% 11/21/39	50,000	44,587
4.25% 11/21/49	390,000	346,215
4.3% 5/14/36	40,000	37,572
4.55% 3/15/35	80,000	77,816
4.7% 5/14/45	120,000	112,958
4.875% 11/14/48	100,000	95,828
Amgen, Inc.:
3.15% 2/21/40	410,000	324,106
3.2% 11/2/27	56,000	53,282
3.375% 2/21/50	110,000	84,051
4.4% 5/1/45	102,000	91,982
Biogen, Inc. 3.25% 2/15/51	270,000	189,006
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	125,611
4% 9/1/36	40,000	37,349
4.15% 3/1/47	60,000	52,677
4.5% 2/1/45	311,000	286,307
		2,198,909
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	242,359
4.9% 11/30/46	20,000	20,958
Baxter International, Inc.:
1.915% 2/1/27	180,000	161,195
2.539% 2/1/32	180,000	151,950
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	131,938
3.7% 6/6/27	52,000	50,251
4.669% 6/6/47	130,000	121,614
Boston Scientific Corp.:
3.75% 3/1/26	120,000	118,445
4% 3/1/29	100,000	96,090
4.7% 3/1/49	140,000	133,717
Medtronic, Inc. 4.625% 3/15/45	168,000	168,474
Stryker Corp. 2.9% 6/15/50	100,000	72,217
		1,469,208
Health Care Providers & Services - 1.1%
Aetna, Inc.:
2.8% 6/15/23	110,000	108,635
4.75% 3/15/44	60,000	55,024
AHS Hospital Corp. 2.78% 7/1/51	250,000	177,573
Allina Health System, Inc. 3.887% 4/15/49	20,000	17,680
Banner Health 2.913% 1/1/51	100,000	74,632
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	79,573
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	59,334
Cardinal Health, Inc. 3.41% 6/15/27	67,000	64,428
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	55,737
Cigna Corp.:
3.75% 7/15/23	10,000	10,022
4.125% 11/15/25	25,000	25,027
4.375% 10/15/28	30,000	29,768
4.5% 2/25/26	74,000	74,739
4.8% 8/15/38	80,000	77,814
4.8% 7/15/46	465,000	442,950
4.9% 12/15/48	30,000	28,795
CommonSpirit Health 3.91% 10/1/50	125,000	100,331
CVS Health Corp.:
2.7% 8/21/40	467,000	337,160
3% 8/15/26	20,000	19,128
3.25% 8/15/29	195,000	178,008
3.75% 4/1/30	380,000	355,436
4.1% 3/25/25	32,000	32,206
4.25% 4/1/50	37,000	31,855
4.3% 3/25/28	264,000	261,207
5.05% 3/25/48	131,000	125,399
Elevance Health, Inc.:
3.35% 12/1/24	89,000	87,771
4.101% 3/1/28	50,000	49,481
4.375% 12/1/47	175,000	161,065
4.55% 3/1/48	120,000	113,471
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	104,046
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	973,901
5.25% 6/15/49	100,000	86,125
Humana, Inc. 3.95% 3/15/27	445,000	436,467
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	70,603
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	48,849
3.266% 11/1/49	80,000	63,437
4.15% 5/1/47	30,000	27,993
MidMichigan Health 3.409% 6/1/50	33,000	26,350
Novant Health, Inc. 3.168% 11/1/51	105,000	81,526
Orlando Health Obligated Group 3.327% 10/1/50	57,000	44,331
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	27,711
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	88,244
Sutter Health 3.361% 8/15/50	130,000	99,730
Trinity Health Corp. 2.632% 12/1/40	50,000	37,221
UnitedHealth Group, Inc.:
1.15% 5/15/26	180,000	163,191
1.25% 1/15/26	81,000	74,706
2.375% 8/15/24	90,000	88,091
2.9% 5/15/50	120,000	89,871
3.5% 8/15/39	772,000	673,094
3.7% 8/15/49	40,000	34,114
3.75% 10/15/47	30,000	25,924
4.45% 12/15/48	102,000	97,893
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	51,079
		6,748,746
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 2.25% 9/15/31	90,000	71,117
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	262,343
2.25% 5/28/31	290,000	252,444
AstraZeneca PLC:
4.375% 11/16/45	45,000	43,310
4.375% 8/17/48	50,000	49,012
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	69,332
4.125% 6/15/39	100,000	95,511
4.55% 2/20/48	42,000	41,086
Eli Lilly & Co. 2.25% 5/15/50	200,000	141,359
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	129,291
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32 (a)	250,000	231,040
Johnson & Johnson:
1.3% 9/1/30	110,000	92,529
2.1% 9/1/40	220,000	160,765
2.45% 9/1/60	110,000	74,574
3.4% 1/15/38	116,000	104,341
Merck & Co., Inc.:
3.7% 2/10/45	45,000	39,371
4.15% 5/18/43	266,000	252,239
Mylan NV 4.55% 4/15/28	20,000	19,066
Novartis Capital Corp.:
1.75% 2/14/25	100,000	96,450
2.75% 8/14/50	50,000	38,925
3.1% 5/17/27	90,000	87,593
4% 11/20/45	35,000	32,553
Pfizer, Inc.:
2.55% 5/28/40	125,000	97,860
2.7% 5/28/50	380,000	289,237
3.45% 3/15/29	70,000	67,972
4% 12/15/36	36,000	34,989
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	105,652
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	167,283
3.025% 7/9/40	272,000	209,343
Viatris, Inc.:
2.7% 6/22/30	100,000	80,256
4% 6/22/50	100,000	66,959
Zoetis, Inc. 4.45% 8/20/48	60,000	56,042
		3,488,727

TOTAL HEALTH CARE		13,976,707

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	149,972
3.375% 5/15/23	81,000	81,497
4.25% 4/1/50	50,000	48,076
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	65,169
4.7% 5/15/46	28,000	28,265
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	76,042
4.03% 10/15/47	106,000	94,124
5.25% 5/1/50	120,000	127,040
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	3,996
3.75% 11/1/46	30,000	25,408
4.05% 5/4/47	18,000	15,940
4.125% 11/16/28	260,000	256,586
4.35% 4/15/47	50,000	46,267
4.45% 11/16/38	370,000	352,912
The Boeing Co.:
3.2% 3/1/29	126,000	109,026
4.875% 5/1/25	660,000	657,564
5.705% 5/1/40	836,000	779,793
5.805% 5/1/50	130,000	119,401
		3,037,078
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	125,534
4.25% 5/15/30	175,000	169,862
4.95% 10/17/48	102,000	97,115
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	86,952
5.3% 4/1/50	170,000	186,819
		666,282
Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	600,503
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	209,702	191,485
		791,988
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	45,487
2.722% 2/15/30	100,000	86,343
3.377% 4/5/40	195,000	152,864
3.577% 4/5/50	50,000	37,841
Masco Corp.:
2% 2/15/31	103,000	80,929
3.125% 2/15/51	52,000	35,719
		439,183
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	392,514
3.95% 5/15/28	28,000	27,449
		419,963
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	158,758
2.65% 4/15/25	24,000	23,535
3% 8/7/25	310,000	305,119
3.05% 4/15/30	19,000	17,723
3.7% 4/15/50	24,000	20,564
General Electric Co. 4.35% 5/1/50	489,000	415,361
Honeywell International, Inc.:
2.8% 6/1/50	150,000	115,435
3.812% 11/21/47	20,000	18,301
		1,074,796
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	164,850
1.1% 9/14/27	530,000	463,896
3.45% 5/15/23	182,000	182,429
3.65% 12/7/23	310,000	311,750
Caterpillar, Inc. 3.25% 9/19/49	110,000	90,399
Deere & Co. 2.875% 9/7/49	130,000	102,154
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	117,054
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	45,456
2.565% 2/15/30	70,000	60,470
3.362% 2/15/50	50,000	37,802
Parker Hannifin Corp. 4% 6/14/49	110,000	92,543
		1,668,803
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	73,727
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3.05% 2/15/51	211,000	160,467
3.25% 6/15/27	30,000	29,348
4.05% 6/15/48	207,000	187,566
4.45% 3/15/43	100,000	95,019
Canadian National Railway Co. 2.45% 5/1/50	210,000	141,279
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	126,697
2.45% 12/2/31	140,000	119,782
3.1% 12/2/51	140,000	103,120
CSX Corp.:
4.3% 3/1/48	140,000	127,739
4.5% 3/15/49	160,000	149,781
4.75% 11/15/48	70,000	68,350
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	61,581
4.05% 8/15/52	90,000	78,399
4.15% 2/28/48	38,000	33,841
Union Pacific Corp.:
2.75% 3/1/26	160,000	153,525
2.891% 4/6/36	79,000	65,304
2.973% 9/16/62	290,000	200,720
3.25% 2/5/50	50,000	39,208
3.5% 6/8/23	270,000	270,000
3.6% 9/15/37	38,000	33,902
3.839% 3/20/60	70,000	58,430
		2,304,058
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	110,148
3.25% 3/1/25	88,000	83,992
3.75% 6/1/26	158,000	148,712
3.875% 7/3/23	526,000	521,356
4.25% 2/1/24	170,000	167,943
		1,032,151

TOTAL INDUSTRIALS		11,508,029

INFORMATION TECHNOLOGY - 2.0%
Electronic Equipment & Components - 0.1%
Corning, Inc. 5.35% 11/15/48	10,000	10,075
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	384,474
8.1% 7/15/36	80,000	93,383
8.35% 7/15/46	187,000	232,876
		720,808
IT Services - 0.6%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	150,000	133,640
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	217,514
2.25% 3/1/31	200,000	162,325
Fiserv, Inc.:
2.75% 7/1/24	440,000	429,190
3.5% 7/1/29	80,000	72,975
4.4% 7/1/49	240,000	206,259
Global Payments, Inc. 1.2% 3/1/26	346,000	304,801
IBM Corp.:
1.95% 5/15/30	175,000	146,656
2.95% 5/15/50	175,000	126,707
3.5% 5/15/29	843,000	801,457
MasterCard, Inc.:
2% 11/18/31	240,000	202,266
2.95% 6/1/29	50,000	46,848
3.3% 3/26/27	38,000	37,340
3.35% 3/26/30	53,000	50,585
3.85% 3/26/50	115,000	105,294
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	66,033
2.3% 6/1/30	120,000	103,016
The Western Union Co. 2.85% 1/10/25	70,000	67,137
Visa, Inc.:
1.1% 2/15/31	250,000	200,001
2.05% 4/15/30	350,000	307,027
2.7% 4/15/40	150,000	120,602
4.15% 12/14/35	38,000	37,766
		3,945,439
Semiconductors & Semiconductor Equipment - 0.5%
Analog Devices, Inc. 2.8% 10/1/41	130,000	101,853
Applied Materials, Inc. 4.35% 4/1/47	28,000	27,092
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,324,000	1,225,504
Broadcom, Inc.:
3.419% 4/15/33 (a)	82,000	67,793
4.3% 11/15/32	250,000	227,060
4.75% 4/15/29	50,000	48,447
5% 4/15/30	50,000	49,025
Intel Corp.:
3.25% 11/15/49	110,000	85,504
3.734% 12/8/47	617,000	523,498
Lam Research Corp. 2.875% 6/15/50	150,000	110,015
Micron Technology, Inc. 4.663% 2/15/30	230,000	220,560
NVIDIA Corp.:
2% 6/15/31	216,000	183,391
2.85% 4/1/30	100,000	91,548
3.5% 4/1/40	50,000	43,767
3.5% 4/1/50	50,000	42,439
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	270,000	221,790
Qualcomm, Inc. 1.65% 5/20/32	54,000	43,612
Texas Instruments, Inc. 4.15% 5/15/48	70,000	67,142
		3,380,040
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	326,000	240,108
2.921% 3/17/52	534,000	421,227
3.3% 2/6/27	115,000	114,244
3.45% 8/8/36	31,000	29,222
Oracle Corp.:
1.65% 3/25/26	207,000	185,422
2.5% 4/1/25	80,000	76,009
2.95% 4/1/30	150,000	128,100
3.25% 11/15/27	96,000	88,538
3.6% 4/1/50	300,000	208,397
3.8% 11/15/37	110,000	85,584
3.85% 4/1/60	80,000	54,881
4% 11/15/47	187,000	138,668
5.375% 7/15/40	641,000	583,802
Roper Technologies, Inc.:
1% 9/15/25	50,000	45,206
1.4% 9/15/27	50,000	42,829
1.75% 2/15/31	50,000	38,960
2% 6/30/30	330,000	265,739
		2,746,936
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
1.125% 5/11/25	772,000	724,637
1.25% 8/20/30	50,000	41,011
2.375% 2/8/41	330,000	252,420
2.55% 8/20/60	200,000	136,965
2.95% 9/11/49	240,000	188,793
3% 11/13/27	96,000	92,991
3.75% 11/13/47	57,000	51,221
3.85% 5/4/43	369,000	339,379
4.5% 2/23/36	90,000	93,808
HP, Inc. 2.2% 6/17/25	160,000	151,203
		2,072,428

TOTAL INFORMATION TECHNOLOGY		12,865,651

MATERIALS - 0.8%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	94,125
2.05% 5/15/30	60,000	51,861
2.7% 5/15/40	60,000	47,984
2.8% 5/15/50	100,000	75,480
DuPont de Nemours, Inc.:
4.205% 11/15/23	30,000	30,181
4.725% 11/15/28	35,000	35,115
5.319% 11/15/38	679,000	672,123
Eastman Chemical Co. 4.5% 12/1/28	174,000	170,766
Ecolab, Inc. 1.3% 1/30/31	300,000	239,979
LYB International Finance II BV 3.5% 3/2/27	166,000	158,410
LYB International Finance III LLC:
3.375% 10/1/40	20,000	15,398
3.625% 4/1/51	120,000	88,682
4.2% 10/15/49	100,000	81,260
Nutrien Ltd.:
4.2% 4/1/29	13,000	12,628
5% 4/1/49	103,000	102,497
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	276,392
3.8% 8/15/49	80,000	63,975
4.5% 6/1/47	50,000	44,309
The Dow Chemical Co.:
2.1% 11/15/30	250,000	205,997
3.6% 11/15/50	150,000	114,512
4.8% 5/15/49	50,000	45,443
7.375% 11/1/29	46,000	53,390
The Mosaic Co. 4.05% 11/15/27	90,000	88,029
Westlake Corp. 3.6% 8/15/26	625,000	608,440
		3,376,976
Containers & Packaging - 0.1%
International Paper Co. 4.8% 6/15/44	155,000	145,493
WRKCo, Inc. 4.65% 3/15/26	290,000	291,753
		437,246
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	163,000	160,426
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	180,918
Newmont Corp.:
2.25% 10/1/30	100,000	83,005
2.8% 10/1/29	100,000	88,307
5.45% 6/9/44	80,000	80,159
Southern Copper Corp. 5.875% 4/23/45	30,000	31,065
Vale Overseas Ltd. 3.75% 7/8/30	300,000	261,828
		885,708
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/28	298,000	241,008

TOTAL MATERIALS		4,940,938

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	98,723
3% 5/18/51	125,000	84,030
4.85% 4/15/49	90,000	83,416
American Tower Corp.:
2.1% 6/15/30	160,000	128,136
3.1% 6/15/50	160,000	110,606
3.6% 1/15/28	32,000	29,920
3.8% 8/15/29	70,000	64,252
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	111,812
3.2% 1/15/28	63,000	59,337
Boston Properties, Inc. 3.65% 2/1/26	100,000	97,082
Crown Castle International Corp.:
1.35% 7/15/25	79,000	72,210
2.25% 1/15/31	100,000	81,114
3.25% 1/15/51	40,000	28,693
3.7% 6/15/26	100,000	96,471
Duke Realty LP 1.75% 2/1/31	370,000	300,814
ERP Operating LP:
3.5% 3/1/28	61,000	58,077
4.15% 12/1/28	330,000	323,987
Healthpeak Properties, Inc. 3% 1/15/30	140,000	123,592
Kimco Realty Corp.:
1.9% 3/1/28	570,000	493,205
3.3% 2/1/25	180,000	176,100
National Retail Properties, Inc. 3% 4/15/52	100,000	68,155
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	227,740
Prologis LP 3% 4/15/50	145,000	109,788
Realty Income Corp.:
3.25% 1/15/31	220,000	199,995
3.4% 1/15/28	230,000	217,272
Simon Property Group LP:
2.65% 7/15/30	125,000	106,050
3.375% 12/1/27	935,000	877,738
UDR, Inc. 2.1% 6/15/33	80,000	60,939
Ventas Realty LP:
4.4% 1/15/29	40,000	38,513
4.875% 4/15/49	160,000	148,008
VICI Properties LP:
4.75% 2/15/28	70,000	66,813
5.125% 5/15/32	70,000	65,964
Welltower, Inc. 4.95% 9/1/48	76,000	72,184
		4,880,736
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	141,134

TOTAL REAL ESTATE		5,021,870

UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 6% 3/1/39	180,000	198,982
Appalachian Power Co.:
3.3% 6/1/27	110,000	105,452
4.45% 6/1/45	18,000	15,697
4.5% 3/1/49	90,000	80,544
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	145,996
3.2% 9/15/49	150,000	116,192
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	203,075
Commonwealth Edison Co. 4% 3/1/48	42,000	37,755
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	169,505
3.95% 3/15/48	31,000	27,283
4.25% 12/15/41	341,000	314,224
Duke Energy Corp.:
2.45% 6/1/30	182,000	153,405
3.75% 9/1/46	80,000	63,000
3.95% 8/15/47	250,000	202,762
4.2% 6/15/49	90,000	75,092
Entergy Corp. 0.9% 9/15/25	400,000	360,063
Entergy, Inc. 3.55% 9/30/49	29,000	23,115
Eversource Energy:
2.55% 3/15/31	120,000	101,664
3.3% 1/15/28	62,000	58,275
3.45% 1/15/50	60,000	45,824
Exelon Corp.:
3.4% 4/15/26	150,000	145,544
4.05% 4/15/30	150,000	143,938
4.45% 4/15/46	144,000	130,105
FirstEnergy Corp.:
1.6% 1/15/26	85,000	74,163
5.35% 7/15/47	140,000	118,215
Florida Power & Light Co.:
2.85% 4/1/25	317,000	311,217
4.125% 6/1/48	26,000	24,347
Interstate Power and Light Co. 2.3% 6/1/30	93,000	79,134
Kentucky Utilities Co. 5.125% 11/1/40	100,000	99,995
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	184,584
3.65% 8/1/48	30,000	25,435
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	450,958
2.44% 1/15/32	500,000	416,427
3.5% 4/1/29	140,000	130,667
Northern States Power Co.:
2.9% 3/1/50	80,000	60,133
3.6% 9/15/47	50,000	41,986
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	77,362
3.75% 4/1/45	120,000	103,004
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	455,545
PacifiCorp 6% 1/15/39	235,000	257,817
PECO Energy Co. 3.9% 3/1/48	96,000	85,899
PPL Capital Funding, Inc. 4% 9/15/47	20,000	17,117
PPL Electric Utilities Corp. 3% 10/1/49	100,000	75,453
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	85,613
6.25% 9/1/37	182,000	211,515
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	62,348
3.15% 1/1/50	70,000	54,350
3.6% 12/1/47	44,000	37,216
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	39,855
Southern California Edison Co. 4% 4/1/47	562,000	455,865
Southern Co. 3.25% 7/1/26	112,000	107,175
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	153,989
Tampa Electric Co. 4.45% 6/15/49	100,000	92,436
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	47,740
3.8% 9/15/47	50,000	42,870
4.6% 12/1/48	52,000	50,010
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	57,888
4% 6/15/28	76,000	74,283
		7,580,103
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	48,298
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	251,909
		300,207
Independent Power and Renewable Electricity Producers - 0.0%
Southern Power Co. 4.95% 12/15/46	80,000	73,541
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	264,655
4.45% 1/15/49	54,000	50,303
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	63,794
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	112,837
4.65% 12/1/48	50,000	47,170
5.5% 12/1/39	256,000	265,189
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	658,180
4.6% 3/15/49	50,000	46,451
4.7% 12/1/44	26,000	24,031
7% 6/15/38	130,000	150,400
NiSource, Inc.:
0.95% 8/15/25	280,000	251,501
2.95% 9/1/29	190,000	168,294
3.49% 5/15/27	50,000	47,862
3.95% 3/30/48	46,000	38,158
5.25% 2/15/43	156,000	150,590
Puget Energy, Inc. 4.1% 6/15/30	200,000	185,896
Sempra Energy 6% 10/15/39	274,000	289,773
		2,815,084
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	199,703

TOTAL UTILITIES		10,968,638

TOTAL NONCONVERTIBLE BONDS
(Cost $186,564,477)		159,402,865

U.S. Government and Government Agency Obligations - 40.0%
U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.375% 8/25/25	$95,000	$87,250
0.5% 6/17/25	2,248,000	2,085,268
0.625% 4/22/25	258,000	241,257
0.875% 8/5/30	339,000	280,472
1.75% 7/2/24	100,000	97,741
1.875% 9/24/26	60,000	57,090
Federal Home Loan Bank:
0.375% 9/4/25	160,000	146,934
1.5% 8/15/24	100,000	96,848
Freddie Mac:
0.25% 8/24/23	500,000	484,854
0.375% 7/21/25	448,000	413,258
0.375% 9/23/25	231,000	211,895
6.25% 7/15/32	360,000	447,035
Tennessee Valley Authority:
0.75% 5/15/25	600,000	561,196
2.875% 2/1/27	130,000	128,246
4.25% 9/15/65	30,000	30,701
5.88% 4/1/36	260,000	313,572

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,683,617

U.S. Treasury Obligations - 39.1%
U.S. Treasury Bonds:
1.125% 5/15/40	3,721,000	2,590,165
1.125% 8/15/40	331,000	228,674
1.25% 5/15/50	2,000	1,273
1.375% 11/15/40	4,560,000	3,284,091
1.375% 8/15/50	7,415,000	4,880,866
1.625% 11/15/50	4,208,000	2,959,572
1.75% 8/15/41	3,170,000	2,411,305
1.875% 2/15/41	5,825,000	4,568,302
1.875% 2/15/51	2,014,000	1,510,736
1.875% 11/15/51	3,005,000	2,254,689
2% 11/15/41	1,258,000	999,127
2% 2/15/50	287,000	222,403
2% 8/15/51	1,564,000	1,208,740
2.25% 5/15/41	280,000	233,647
2.25% 8/15/46	110,000	88,696
2.25% 8/15/49	129,000	105,846
2.25% 2/15/52	1,421,000	1,169,439
2.375% 2/15/42	780,000	661,416
2.375% 5/15/51	2,575,000	2,173,763
2.5% 2/15/45	128,000	108,560
2.5% 2/15/46	112,000	94,968
2.5% 5/15/46	93,000	78,825
2.75% 8/15/42	197,000	176,754
2.75% 11/15/42	587,000	525,617
2.75% 8/15/47	51,000	45,605
2.75% 11/15/47	107,000	95,857
2.875% 5/15/43	190,000	173,256
2.875% 8/15/45	156,000	141,716
2.875% 5/15/49	1,000	932
2.875% 5/15/52	780,000	736,734
3% 5/15/42	89,000	83,431
3% 11/15/44	869,000	805,285
3% 5/15/45	4,000	3,710
3% 11/15/45	224,000	208,145
3% 2/15/47	49,000	45,756
3% 5/15/47	208,000	194,415
3% 2/15/48	87,000	81,970
3% 8/15/48	3,000	2,835
3% 2/15/49	134,000	127,693
3.125% 11/15/41	113,000	108,493
3.125% 2/15/42	65,000	62,255
3.125% 2/15/43	838,000	796,198
3.125% 8/15/44	687,000	650,718
3.125% 5/15/48	169,000	163,554
3.375% 5/15/44	1,976,000	1,950,297
3.375% 11/15/48	157,000	159,521
3.5% 2/15/39	8,000	8,357
3.625% 8/15/43	971,000	996,565
3.625% 2/15/44	2,647,000	2,715,863
3.75% 8/15/41	45,000	47,282
3.75% 11/15/43	1,470,000	1,537,700
3.875% 8/15/40	52,000	56,065
4.375% 2/15/38	12,000	13,972
4.375% 11/15/39	24,000	27,726
4.375% 5/15/41	32,000	36,651
4.5% 5/15/38	92,000	108,481
4.5% 8/15/39	17,000	19,987
4.75% 2/15/41	48,000	57,806
5.5% 8/15/28	4,000	4,535
7.125% 2/15/23	175,000	179,785
U.S. Treasury Notes:
0.125% 9/30/22	42,000	41,825
0.125% 10/31/22	55,000	54,638
0.125% 1/31/23	93,000	91,689
0.125% 2/28/23	88,000	86,505
0.125% 3/31/23	16,000	15,689
0.125% 4/30/23	751,000	734,103
0.125% 5/15/23	806,000	786,920
0.125% 7/15/23	534,000	518,627
0.125% 9/15/23	1,233,000	1,191,627
0.125% 10/15/23	28,000	26,994
0.125% 12/15/23	357,000	342,553
0.125% 1/15/24	908,000	869,162
0.125% 2/15/24	2,144,000	2,048,441
0.25% 6/15/23	3,000	2,924
0.25% 5/15/24	524,000	498,025
0.25% 5/31/25	3,034,000	2,799,695
0.25% 6/30/25	635,000	584,646
0.25% 7/31/25	45,000	41,317
0.25% 8/31/25	154,000	141,006
0.25% 9/30/25	14,303,000	13,067,690
0.25% 10/31/25	2,234,000	2,035,733
0.375% 10/31/23	599,000	578,877
0.375% 4/15/24	2,669,000	2,547,852
0.375% 7/15/24	120,000	113,822
0.375% 8/15/24	1,798,000	1,700,866
0.375% 4/30/25	1,297,000	1,203,727
0.375% 1/31/26	1,602,000	1,456,694
0.375% 7/31/27	1,259,000	1,100,592
0.375% 9/30/27	1,151,000	1,001,190
0.5% 11/30/23	4,620,000	4,462,992
0.5% 2/28/26	9,118,000	8,310,558
0.5% 4/30/27	718,000	635,486
0.5% 5/31/27	3,333,000	2,943,456
0.5% 6/30/27	2,827,000	2,491,846
0.5% 10/31/27	3,232,000	2,823,708
0.625% 7/31/26	5,694,000	5,163,746
0.625% 3/31/27	2,260,000	2,017,491
0.625% 11/30/27	1,680,000	1,475,250
0.625% 12/31/27	4,690,000	4,109,796
0.625% 5/15/30	3,069,000	2,559,019
0.625% 8/15/30	360,000	298,463
0.75% 12/31/23	2,213,000	2,140,905
0.75% 11/15/24	3,110,000	2,948,912
0.75% 3/31/26	2,331,000	2,140,969
0.75% 4/30/26	1,731,000	1,586,840
0.75% 5/31/26	1,269,000	1,161,085
0.75% 1/31/28	598,000	526,660
0.875% 1/31/24	2,980,000	2,883,616
0.875% 11/15/30	5,093,000	4,300,203
1% 12/15/24	1,610,000	1,533,211
1% 7/31/28	1,229,000	1,086,945
1.125% 1/15/25	1,860,000	1,773,830
1.125% 10/31/26	2,630,000	2,424,223
1.125% 2/28/27	691,000	633,048
1.125% 2/29/28	3,054,000	2,745,975
1.125% 8/31/28	110,000	97,896
1.125% 2/15/31	4,289,000	3,685,524
1.25% 8/31/24	1,923,000	1,852,615
1.25% 12/31/26	2,240,000	2,070,425
1.25% 3/31/28	2,218,000	2,003,824
1.25% 4/30/28	2,488,000	2,244,157
1.25% 6/30/28	2,989,000	2,688,816
1.25% 9/30/28	748,000	669,957
1.25% 8/15/31	8,334,000	7,174,402
1.375% 1/31/25	1,386,000	1,329,315
1.375% 8/31/26	253,000	236,446
1.375% 10/31/28	580,000	522,929
1.375% 11/15/31	10,000	8,673
1.5% 9/15/22	174,000	173,940
1.5% 1/15/23	2,000	1,988
1.5% 9/30/24	1,783,000	1,724,774
1.5% 10/31/24	2,714,000	2,622,084
1.5% 11/30/24	2,519,000	2,429,949
1.5% 2/15/25	1,480,000	1,422,419
1.5% 8/15/26	557,000	523,101
1.5% 1/31/27	5,287,000	4,936,323
1.5% 11/30/28	1,801,000	1,635,392
1.5% 2/15/30	876,000	786,826
1.625% 2/15/26	261,000	248,062
1.625% 5/15/26	264,000	250,192
1.625% 9/30/26	653,000	615,988
1.625% 10/31/26	457,000	430,419
1.625% 11/30/26	180,000	169,369
1.625% 8/15/29	66,000	60,091
1.625% 5/15/31	4,543,000	4,059,241
1.75% 7/15/22	58,000	58,012
1.75% 6/30/24	805,000	785,693
1.75% 7/31/24	2,907,000	2,834,098
1.75% 12/31/24	2,363,000	2,290,079
1.75% 12/31/26	527,000	498,262
1.75% 1/31/29	581,000	535,677
1.875% 9/30/22	358,000	358,054
1.875% 6/30/26	589,000	563,300
1.875% 7/31/26	909,000	868,308
1.875% 2/28/29	230,000	213,765
1.875% 2/15/32	1,466,000	1,326,386
2% 10/31/22	48,000	47,979
2% 5/31/24	442,000	434,006
2% 2/15/25	82,000	79,896
2% 8/15/25	50,000	48,439
2% 11/15/26	585,000	559,315
2.125% 12/31/22	19,000	18,960
2.125% 3/31/24	1,201,000	1,183,313
2.125% 5/15/25	13,000	12,682
2.25% 3/31/24	9,680,000	9,558,244
2.25% 4/30/24	283,000	279,308
2.25% 10/31/24	279,000	274,314
2.25% 12/31/24	160,000	157,013
2.25% 2/15/27	393,000	378,923
2.25% 8/15/27	639,000	613,764
2.25% 11/15/27	682,000	653,841
2.375% 2/29/24	394,000	390,275
2.375% 4/30/26	405,000	395,286
2.375% 5/15/27	46,000	44,530
2.375% 5/15/29	108,000	103,465
2.5% 8/15/23	57,000	56,693
2.5% 1/31/24	3,559,000	3,532,308
2.5% 5/15/24	217,000	215,050
2.5% 5/31/24	4,850,000	4,806,236
2.5% 1/31/25	238,000	234,876
2.5% 2/28/26	191,000	187,329
2.5% 3/31/27	2,220,000	2,165,974
2.625% 2/28/23	262,000	261,857
2.625% 6/30/23	1,031,000	1,028,261
2.625% 12/31/25	331,000	326,319
2.625% 1/31/26	461,000	454,319
2.625% 5/31/27	2,770,000	2,717,630
2.625% 2/15/29	391,000	380,690
2.75% 4/30/23	84,000	83,911
2.75% 5/31/23	176,000	175,766
2.75% 7/31/23	700,000	698,332
2.75% 8/31/23	1,634,000	1,629,851
2.75% 2/15/24	1,118,000	1,114,070
2.75% 6/30/25	113,000	112,122
2.75% 4/30/27	2,550,000	2,515,535
2.75% 2/15/28	363,000	356,662
2.75% 5/31/29	530,000	519,566
2.875% 10/31/23	810,000	809,114
2.875% 11/30/23	1,045,000	1,043,653
2.875% 5/31/25	144,000	143,381
2.875% 5/15/28	216,000	213,477
2.875% 8/15/28	113,000	111,623
2.875% 5/15/32	1,910,000	1,888,513
3% 6/30/24	1,000,000	1,000,508
3% 9/30/25	148,000	147,786
3% 10/31/25	130,000	129,787
3.125% 11/15/28	940,000	941,946

TOTAL U.S. TREASURY OBLIGATIONS		248,091,756

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $277,801,782)		253,775,373

U.S. Government Agency - Mortgage Securities - 27.8%
Fannie Mae - 13.1%
1.5% 10/1/36 to 12/1/51	8,289,409	7,301,478
2% 7/1/35 to 12/1/51	29,148,786	25,768,323
2.5% 1/1/27 to 5/1/52	15,809,859	14,422,870
3% 4/1/32 to 5/1/52	18,818,135	17,826,513
3.5% 2/1/27 to 8/1/50	8,572,243	8,419,779
4% 6/1/34 to 7/1/50	4,945,300	4,928,194
4.5% 10/1/39 to 12/1/50	2,917,066	2,954,615
5% 7/1/48 to 10/1/50	1,010,254	1,041,093
5.5% 5/1/44 to 4/1/49	219,833	230,697

TOTAL FANNIE MAE		82,893,562

Freddie Mac - 8.9%
1.5% 10/1/36 to 11/1/51	3,654,177	3,084,014
2% 10/1/30 to 2/1/52	23,285,306	20,511,299
2% 9/1/35	256,194	240,808
2% 11/1/35	384,163	360,851
2% 11/1/35	121,782	114,392
2.5% 4/1/27 to 6/1/52	21,607,646	19,622,686
3% 1/1/29 to 4/1/52	1,511,724	1,439,518
3% 8/1/47	30,220	28,551
3.5% 7/1/33 to 3/1/50	4,876,206	4,776,302
4% 3/1/26 to 10/1/50	3,765,118	3,753,832
4.5% 7/1/41 to 4/1/50	1,027,546	1,045,185
5% 6/1/30 to 5/1/50	1,362,601	1,402,550
5.5% 6/1/49	175,124	181,853

TOTAL FREDDIE MAC		56,561,841

Ginnie Mae - 5.8%
1.5% 5/20/51	118,329	100,676
2% 3/20/51 to 5/20/52	10,558,985	9,429,532
2.5% 10/20/46 to 5/20/52	10,904,636	10,039,250
3% 7/20/42 to 5/20/52	7,648,007	7,272,770
3.5% 2/20/46 to 5/20/51	5,824,509	5,699,265
4% 4/20/47 to 1/20/51	2,668,765	2,668,241
4.5% 1/20/47 to 3/20/51	1,280,526	1,306,410
5% 11/20/47 to 4/20/50	496,323	512,069
5.5% 9/20/47 to 1/20/49	40,517	42,994

TOTAL GINNIE MAE		37,071,207

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $196,460,979)		176,526,610

Asset-Backed Securities - 0.3%
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	$116,000	$109,894
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	400,000	389,903
Citibank Credit Card Issuance Trust:
Series 2018-A6 Class A6, 3.21% 12/7/24	100,000	100,212
Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	252,890
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	372,758	370,159
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	29,790
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	396,000	386,235
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	362,343	358,790
TOTAL ASSET-BACKED SECURITIES
(Cost $2,077,059)		1,997,873

Commercial Mortgage Securities - 1.6%
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	186,652	184,359
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	196,807
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	299,796
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	343,910
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	438,572
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	88,161
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	127,820
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	77,623
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	86,641
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	985,866
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	179,245
Class A5, 3.0161% 9/15/52	200,000	182,585
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	159,400	154,510
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	624,201
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	653,755
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	500,935
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	504,271
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	761,182
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	87,349
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	178,075
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	177,138
Series K080 Class A2, 3.926% 7/25/28	80,000	81,722
Series 2017-K068 Class A2, 3.244% 8/25/27	130,000	128,648
Series 2019-K094 Class A2, 2.903% 6/25/29	300,000	288,919
Series 2019-K1510 Class A2, 3.718% 1/25/31	124,000	125,985
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	602,071
Series K079 Class A2, 3.926% 6/25/28	20,000	20,479
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	74,971	73,100
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	235,344
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	148,900
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	147,987
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	426,325
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	89,246
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	332,002
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	182,015
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	495,672
Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	80,290
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	122,784
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,972,524)		10,414,290

Municipal Securities - 0.6%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	74,021
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$75,000	$95,708
Series 2010 S1, 7.043% 4/1/50	75,000	103,093
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	196,691
Series 2010, 7.6% 11/1/40	350,000	483,316
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	145,037
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	308,306
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	147,215
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	16,198
Series 2021 C, 2.843% 11/1/46	150,000	116,621
Series 2022 A, 4.507% 11/1/51	65,000	63,178
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	68,963
3.293% 6/1/42	40,000	32,264
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	34,738
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	500,000	503,045
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	84,459
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	82,439
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	77,312
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	71,972
4.131% 6/15/42	80,000	69,476
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	71,691
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	163,281
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	299,196
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	132,026
3.256% 5/15/60	150,000	111,496
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	102,985
TOTAL MUNICIPAL SECURITIES
(Cost $4,503,462)		3,654,727

Foreign Government and Government Agency Obligations - 2.1%
Alberta Province:
2.95% 1/23/24	$110,000	$109,617
3.3% 3/15/28	75,000	74,368
Chilean Republic:
3.24% 2/6/28	200,000	188,350
3.86% 6/21/47	325,000	271,538
Export Development Canada:
2.625% 2/21/24	120,000	119,454
2.75% 3/15/23	145,000	144,916
Hungarian Republic:
5.375% 3/25/24	964,000	983,160
5.75% 11/22/23	50,000	51,025
Indonesian Republic:
2.85% 2/14/30	200,000	178,038
3.5% 2/14/50	200,000	157,475
3.85% 10/15/30	348,000	330,448
Israeli State 3.375% 1/15/50	225,000	181,473
Italian Republic:
2.375% 10/17/24	200,000	193,320
4% 10/17/49	497,000	410,652
Manitoba Province 2.6% 4/16/24	410,000	405,617
Ontario Province:
1.05% 5/21/27	1,413,000	1,266,726
1.125% 10/7/30	175,000	145,560
2.3% 6/15/26	50,000	48,002
2.5% 4/27/26	115,000	111,788
3.05% 1/29/24	90,000	89,735
Panamanian Republic:
3.16% 1/23/30	800,000	712,650
4.5% 4/16/50	200,000	163,413
6.7% 1/26/36	100,000	108,300
Peruvian Republic:
1.862% 12/1/32	340,000	258,570
2.78% 12/1/60	100,000	61,800
2.844% 6/20/30	190,000	165,633
3.55% 3/10/51	170,000	126,735
4.125% 8/25/27	50,000	49,025
Philippine Republic:
2.65% 12/10/45	500,000	342,555
3% 2/1/28	200,000	189,022
Polish Government 3.25% 4/6/26	73,000	70,778
Quebec Province:
1.5% 2/11/25	2,149,000	2,059,301
2.5% 4/9/24	140,000	138,431
2.75% 4/12/27	95,000	92,633
United Mexican States:
3.25% 4/16/30	1,971,000	1,733,618
3.5% 2/12/34	619,000	511,913
4.75% 4/27/32	387,000	371,907
6.05% 1/11/40	170,000	166,951
Uruguay Republic 7.625% 3/21/36	678,000	847,415
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $15,909,829)		13,631,912

Supranational Obligations - 1.7%
African Development Bank 0.875% 7/22/26	160,000	145,888
Asian Development Bank:
0.375% 9/3/25	450,000	412,195
0.75% 10/8/30	100,000	82,477
1.5% 10/18/24	200,000	193,024
1.875% 1/24/30	610,000	559,021
2.625% 1/30/24	80,000	79,488
2.75% 3/17/23	700,000	699,938
5.82% 6/16/28	110,000	125,061
European Investment Bank:
0.75% 9/23/30	250,000	207,358
0.875% 5/17/30	18,000	15,187
1.375% 5/15/23	350,000	345,377
2% 12/15/22	510,000	508,585
2.25% 6/24/24	1,678,000	1,653,139
2.875% 8/15/23	260,000	259,698
Inter-American Development Bank:
0.625% 7/15/25	390,000	361,170
1.75% 3/14/25	194,000	187,202
2.25% 6/18/29	1,029,000	966,981
4.375% 1/24/44	39,000	43,027
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	248,309
0.5% 10/28/25	218,000	199,898
0.75% 8/26/30	160,000	132,115
0.875% 5/14/30	176,000	147,629
1.25% 2/10/31	110,000	94,002
1.5% 8/28/24	1,012,000	979,633
1.625% 1/15/25	155,000	149,618
1.75% 4/19/23	55,000	54,531
1.875% 6/19/23	20,000	19,799
2.5% 3/19/24	130,000	128,875
2.5% 11/22/27	92,000	88,868
2.5% 3/29/32	290,000	271,668
3% 9/27/23	100,000	99,976
International Finance Corp.:
0.75% 8/27/30	60,000	50,048
1.375% 10/16/24	1,051,000	1,011,455
2.875% 7/31/23	112,000	111,986
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $11,405,201)		10,633,226

Bank Notes - 0.1%
Discover Bank 2.7% 2/6/30	500,000	417,542
PNC Bank NA 3.875% 4/10/25	260,000	257,800
TOTAL BANK NOTES
(Cost $781,206)		675,342
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 1.58% (d)
(Cost $491,529)	491,430	491,529
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $707,968,048)		631,203,747
NET OTHER ASSETS (LIABILITIES) - 0.6%		3,806,009
NET ASSETS - 100%		$635,009,756

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
1.5% 7/1/52	$(500,000)	$(414,633)
5% 7/1/52	(900,000)	(918,140)
TOTAL TBA SALE COMMITMENTS
(Proceeds $1,332,234)		$(1,332,773)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,313,227 or 0.2% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$1,970,432	$66,993,957	$68,472,860	$3,487	$--	$--	$491,529	0.0%
Total	$1,970,432	$66,993,957	$68,472,860	$3,487	$--	$--	$491,529

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$159,402,865	$--	$159,402,865	$--
U.S. Government and Government Agency Obligations	253,775,373	--	253,775,373	--
U.S. Government Agency - Mortgage Securities	176,526,610	--	176,526,610	--
Asset-Backed Securities	1,997,873	--	1,997,873	--
Commercial Mortgage Securities	10,414,290	--	10,414,290	--
Municipal Securities	3,654,727	--	3,654,727	--
Foreign Government and Government Agency Obligations	13,631,912	--	13,631,912	--
Supranational Obligations	10,633,226	--	10,633,226	--
Bank Notes	675,342	--	675,342	--
Money Market Funds	491,529	491,529	--	--
Total Investments in Securities:	$631,203,747	$491,529	$630,712,218	$--
Other Financial Instruments:
TBA Sale Commitments	$(1,332,773)	$--	$(1,332,773)	$--
Total Other Financial Instruments:	$(1,332,773)	$--	$(1,332,773)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $707,476,519)	$630,712,218
Fidelity Central Funds (cost $491,529)	491,529
Total Investment in Securities (cost $707,968,048)		$631,203,747
Receivable for investments sold		6,292,177
Receivable for TBA sale commitments		1,332,234
Receivable for fund shares sold		602,536
Interest receivable		3,048,756
Distributions receivable from Fidelity Central Funds		961
Total assets		642,480,411
Liabilities
Payable for investments purchased	$5,957,356
TBA sale commitments, at value	1,332,773
Payable for fund shares redeemed	64,048
Accrued management fee	47,819
Distribution and service plan fees payable	40,960
Other affiliated payables	26,566
Other payables and accrued expenses	1,133
Total liabilities		7,470,655
Net Assets		$635,009,756
Net Assets consist of:
Paid in capital		$714,269,035
Total accumulated earnings (loss)		(79,259,279)
Net Assets		$635,009,756
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($437,625,276 ÷ 44,407,209 shares)		$9.85
Service Class:
Net Asset Value, offering price and redemption price per share ($2,617,284 ÷ 265,486 shares)		$9.86
Service Class 2:
Net Asset Value, offering price and redemption price per share ($194,767,196 ÷ 19,847,027 shares)		$9.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$6,122,024
Income from Fidelity Central Funds		3,487
Total income		6,125,511
Expenses
Management fee	$306,134
Transfer agent fees	170,074
Distribution and service plan fees	261,610
Independent trustees' fees and expenses	1,053
Total expenses before reductions	738,871
Expense reductions	(100)
Total expenses after reductions		738,771
Net investment income (loss)		5,386,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,705,205)
Total net realized gain (loss)		(4,705,205)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(76,676,109)
TBA sale commitments	(539)
Total change in net unrealized appreciation (depreciation)		(76,676,648)
Net gain (loss)		(81,381,853)
Net increase (decrease) in net assets resulting from operations		$(75,995,113)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,386,740	$8,530,445
Net realized gain (loss)	(4,705,205)	(3,502,735)
Change in net unrealized appreciation (depreciation)	(76,676,648)	(21,927,889)
Net increase (decrease) in net assets resulting from operations	(75,995,113)	(16,900,179)
Distributions to shareholders	(1,595,325)	(6,766,346)
Share transactions - net increase (decrease)	(30,842,953)	(19,010,948)
Total increase (decrease) in net assets	(108,433,391)	(42,677,473)
Net Assets
Beginning of period	743,443,147	786,120,620
End of period	$635,009,756	$743,443,147

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Bond Index Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.02	$11.35	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.086	.132	.183	.283	.212
Net realized and unrealized gain (loss)	(1.231)	(.353)	.621	.560	(.022)
Total from investment operations	(1.145)	(.221)	.804	.843	.190
Distributions from net investment income	(.025)	(.109)	(.104)	(.191)	(.130)
Distributions from net realized gain	–	–	(.030)	(.032)	–
Total distributions	(.025)	(.109)	(.134)	(.223)	(.130)
Net asset value, end of period	$9.85	$11.02	$11.35	$10.68	$10.06
Total ReturnD,E,F	(10.41)%	(1.95)%	7.53%	8.38%	1.90%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.14%I	.14%	.14%	.14%	.14%I
Expenses net of fee waivers, if any	.14%I	.14%	.14%	.14%	.14%I
Expenses net of all reductions	.14%I	.14%	.14%	.14%	.13%I
Net investment income (loss)	1.68%I	1.19%	1.63%	2.67%	3.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$437,625	$513,626	$569,594	$258,250	$91,033
Portfolio turnover rateJ	28%I	138%	101%	81%	168%I

 A For the period April 19, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.03	$11.37	$10.67	$10.33
Income from Investment Operations
Net investment income (loss)B,C	.081	.119	.171	.197
Net realized and unrealized gain (loss)	(1.229)	(.352)	.632	.359
Total from investment operations	(1.148)	(.233)	.803	.556
Distributions from net investment income	(.022)	(.107)	(.073)	(.184)
Distributions from net realized gain	–	–	(.030)	(.032)
Total distributions	(.022)	(.107)	(.103)	(.216)
Net asset value, end of period	$9.86	$11.03	$11.37	$10.67
Total ReturnD,E,F	(10.42)%	(2.05)%	7.53%	5.38%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.24%I	.24%	.24%	.24%I
Expenses net of fee waivers, if any	.24%I	.24%	.24%	.24%I
Expenses net of all reductions	.24%I	.24%	.24%	.24%I
Net investment income (loss)	1.58%I	1.09%	1.53%	2.53%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,617	$2,759	$550	$103
Portfolio turnover rateJ	28%I	138%	101%	81%

 A For the period April 11, 2019 (commencement of sale of shares) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Bond Index Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.98	$11.32	$10.68	$10.06	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.072	.104	.161	.262	.195
Net realized and unrealized gain (loss)	(1.221)	(.357)	.614	.556	(.023)
Total from investment operations	(1.149)	(.253)	.775	.818	.172
Distributions from net investment income	(.021)	(.087)	(.105)	(.166)	(.112)
Distributions from net realized gain	–	–	(.030)	(.032)	–
Total distributions	(.021)	(.087)	(.135)	(.198)	(.112)
Net asset value, end of period	$9.81	$10.98	$11.32	$10.68	$10.06
Total ReturnD,E,F	(10.48)%	(2.24)%	7.26%	8.13%	1.72%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.39%I	.39%	.37%	.39%	.39%I
Expenses net of fee waivers, if any	.39%I	.39%	.37%	.39%	.39%I
Expenses net of all reductions	.39%I	.39%	.37%	.39%	.38%I
Net investment income (loss)	1.42%I	.94%	1.40%	2.48%	2.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$194,767	$227,058	$215,977	$1,167	$1,006
Portfolio turnover rateJ	28%I	138%	101%	81%	168%I

 A For the period April 19, 2018 (commencement of operations) through December 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Bond Index Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$249,513
Gross unrealized depreciation	(76,477,453)
Net unrealized appreciation (depreciation)	$(76,227,940)
Tax cost	$707,431,687

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Sort-term	$(3,226,294)

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Bond Index Portfolio	5,010,889	7,852,819

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .09% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

In addition, under the expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Initial Class	.14%
Service Class	.24%
Service Class 2.39%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$945
Service Class 2	260,665
$261,610

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing, and shareholder servicing agent for each class. FIIOC receives asset-based fees based on each class's average net assets for transfer agent services, typesetting, and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .06% of average net assets. Under the expense contract, each class pays a portion of the transfer agent fees equal to an annual rate of .05% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Initial Class	$117,469
Service Class	472
Service Class 2	52,133
$170,074

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $100.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Bond Index Portfolio
Distributions to shareholders
Initial Class	$1,159,265	$4,980,718
Service Class	3,724	21,882
Service Class 2	432,336	1,763,746
Total	$1,595,325	$6,766,346

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Bond Index Portfolio
Initial Class
Shares sold	3,024,938	18,226,484	$30,829,849	$202,928,648
Reinvestment of distributions	108,647	449,929	1,159,265	4,980,718
Shares redeemed	(5,334,011)	(22,251,821)	(54,502,666)	(246,900,783)
Net increase (decrease)	(2,200,426)	(3,575,408)	$(22,513,552)	$(38,991,417)
Service Class
Shares sold	379,053	256,218	$3,905,898	$2,857,806
Reinvestment of distributions	329	1,881	3,511	20,847
Shares redeemed	(364,109)	(56,248)	(3,845,307)	(627,376)
Net increase (decrease)	15,273	201,851	$64,102	$2,251,277
Service Class 2
Shares sold	1,542,491	4,874,226	$15,888,082	$54,057,998
Reinvestment of distributions	40,653	159,688	432,146	1,762,956
Shares redeemed	(2,408,494)	(3,438,112)	(24,713,731)	(38,091,762)
Net increase (decrease)	(825,350)	1,595,802	$(8,393,503)	$17,729,192

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Bond Index Portfolio	58%	1	39%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Bond Index Portfolio
Initial Class	.14%
Actual		$1,000.00	$895.90	$.66
Hypothetical-C		$1,000.00	$1,024.10	$.70
Service Class	.24%
Actual		$1,000.00	$895.80	$1.13
Hypothetical-C		$1,000.00	$1,023.60	$1.20
Service Class 2.39%
Actual		$1,000.00	$895.20	$1.83
Hypothetical-C		$1,000.00	$1,022.86	$1.96

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VUSB-SANN-0822
1.9887311.104

Fidelity® Variable Insurance Products:

Investment Grade Bond Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investment Grade Bond Portfolio

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations	53.1%
AAA	8.4%
AA	1.9%
A	8.4%
BBB	22.9%
BB and Below	5.7%
Not Rated	2.6%
Short-Term Investments and Net Other Assets*	(3.0)%

 * Net Other Assets (Liabilities) are not included in the pie chart

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity’s fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of June 30, 2022 *,**
Corporate Bonds	35.1%
U.S. Government and U.S. Government Agency Obligations	53.1%
Asset-Backed Securities	6.6%
CMOs and Other Mortgage Related Securities	7.1%
Municipal Bonds	0.8%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)***	(3.0)%

 * Foreign investments - 12.2%

 ** Futures and Swaps - 0.9%

 *** Net Other Assets (Liabilities) are not included in the pie chart

The information in the above table is based on the combined investments of the Fund and its pro rata share of the investments of Fidelity’s fixed-income central funds.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/orinstitutional.fidelity.com, as applicable.

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	87.8%
Cayman Islands	5.2%
United Kingdom	1.6%
Mexico	1.2%
Ireland	0.9%
Switzerland	0.6%
Canada	0.6%
France	0.4%
Italy	0.2%
Other	1.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

VIP Investment Grade Bond Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.6%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.:
2.55% 12/1/33	$8,483,000	$6,881,695
3.8% 12/1/57	8,657,000	6,685,998
4.3% 2/15/30	1,940,000	1,893,248
4.75% 5/15/46	10,884,000	10,073,858
Verizon Communications, Inc.:
2.1% 3/22/28	3,395,000	3,015,512
2.55% 3/21/31	3,143,000	2,687,289
3% 3/22/27	735,000	698,116
4.862% 8/21/46	4,225,000	4,158,101
5.012% 4/15/49	164,000	166,478
		36,260,295
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	13,068,000	12,634,913
4.7% 3/23/50	4,126,000	4,069,353
		16,704,266
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,435,000	1,281,222
4.908% 7/23/25	2,191,000	2,196,083
5.25% 4/1/53	1,435,000	1,212,594
5.375% 5/1/47	10,316,000	8,783,677
5.5% 4/1/63	1,435,000	1,218,887
6.484% 10/23/45	1,557,000	1,513,668
Comcast Corp.:
3.9% 3/1/38	608,000	549,867
4.65% 7/15/42	1,441,000	1,377,117
Discovery Communications LLC:
3.625% 5/15/30	1,973,000	1,754,261
4.65% 5/15/50	5,336,000	4,196,025
Fox Corp.:
4.03% 1/25/24	720,000	720,062
4.709% 1/25/29	1,042,000	1,021,595
5.476% 1/25/39	1,027,000	997,039
5.576% 1/25/49	682,000	665,265
Magallanes, Inc.:
3.428% 3/15/24 (a)	2,320,000	2,274,370
3.638% 3/15/25 (a)	1,270,000	1,230,007
3.755% 3/15/27 (a)	2,484,000	2,329,971
4.054% 3/15/29 (a)	861,000	788,656
4.279% 3/15/32 (a)	3,451,000	3,084,305
5.05% 3/15/42 (a)	1,789,000	1,522,063
5.141% 3/15/52 (a)	2,782,000	2,335,072
Time Warner Cable LLC:
4.5% 9/15/42	525,000	409,826
5.5% 9/1/41	965,000	842,361
5.875% 11/15/40	852,000	780,761
6.55% 5/1/37	11,472,000	11,486,625
7.3% 7/1/38	2,146,000	2,240,766
		56,812,145
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (a)	2,687,000	2,548,641
3.8% 3/15/32 (a)	2,344,000	2,143,377
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	3,463,000	3,334,590
3.875% 4/15/30	5,007,000	4,672,813
4.375% 4/15/40	747,000	666,792
4.5% 4/15/50	1,468,000	1,302,562
		14,668,775

TOTAL COMMUNICATION SERVICES		124,445,481

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
General Motors Financial Co., Inc. 4.25% 5/15/23	1,181,000	1,185,022
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (a)	2,832,000	2,811,721
		3,996,743
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	1,665,000	1,668,349
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	956,000	936,710
3.6% 7/1/30	1,138,000	1,083,309
		2,020,019
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	2,495,000	2,428,991
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	434,000	408,259
AutoZone, Inc.:
3.625% 4/15/25	649,000	640,926
4% 4/15/30	3,015,000	2,862,728
Lowe's Companies, Inc.:
3.35% 4/1/27	384,000	369,534
3.75% 4/1/32	1,183,000	1,097,548
4.25% 4/1/52	4,817,000	4,171,270
4.45% 4/1/62	4,962,000	4,238,583
4.5% 4/15/30	2,166,000	2,140,014
O'Reilly Automotive, Inc. 4.2% 4/1/30	668,000	644,932
		16,573,794

TOTAL CONSUMER DISCRETIONARY		26,687,896

CONSUMER STAPLES - 2.3%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	5,260,000	5,039,223
4.9% 2/1/46	6,535,000	6,142,180
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	2,100,000	1,968,463
4.35% 6/1/40	2,002,000	1,791,475
4.5% 6/1/50	2,838,000	2,551,294
4.6% 6/1/60	2,100,000	1,835,644
4.75% 4/15/58	3,264,000	2,920,993
5.45% 1/23/39	2,662,000	2,706,449
5.55% 1/23/49	6,083,000	6,212,693
5.8% 1/23/59 (Reg. S)	6,427,000	6,684,627
Molson Coors Beverage Co.:
3% 7/15/26	4,258,000	3,999,350
5% 5/1/42	7,433,000	6,871,328
The Coca-Cola Co.:
3.375% 3/25/27	3,224,000	3,196,562
3.45% 3/25/30	1,970,000	1,916,215
		53,836,496
Food Products - 0.4%
General Mills, Inc. 2.875% 4/15/30	408,000	361,409
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	5,004,000	4,342,171
3.625% 1/15/32 (a)	1,723,000	1,391,323
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	4,479,000	3,439,696
5.125% 2/1/28 (a)	1,885,000	1,840,740
5.5% 1/15/30 (a)	717,000	678,497
5.75% 4/1/33 (a)	3,880,000	3,694,885
6.5% 4/15/29 (a)	92,000	92,552
		15,841,273
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	3,140,000	2,344,420
4.5% 5/2/43	2,104,000	1,578,634
4.8% 2/14/29	575,000	546,349
5.375% 1/31/44	1,907,000	1,621,189
5.95% 2/14/49	753,000	659,823
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	8,792,000	8,609,169
Reynolds American, Inc.:
4.45% 6/12/25	1,329,000	1,320,998
5.7% 8/15/35	689,000	653,482
6.15% 9/15/43	2,271,000	2,102,037
7.25% 6/15/37	1,681,000	1,748,216
		21,184,317

TOTAL CONSUMER STAPLES		90,862,086

ENERGY - 3.8%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	34,000	33,662
4.85% 11/15/35	1,223,000	1,175,976
		1,209,638
Oil, Gas & Consumable Fuels - 3.8%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	3,850,000	3,823,260
5.85% 2/1/35	1,417,000	1,437,459
Cenovus Energy, Inc. 4.25% 4/15/27	3,633,000	3,560,863
Columbia Pipeline Group, Inc. 4.5% 6/1/25	758,000	764,240
DCP Midstream Operating LP:
3.875% 3/15/23	1,006,000	996,413
5.6% 4/1/44	697,000	563,256
6.45% 11/3/36 (a)	1,406,000	1,377,880
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	2,009,000	1,999,332
Enbridge, Inc.:
4% 10/1/23	1,597,000	1,603,253
4.25% 12/1/26	1,006,000	995,592
Energy Transfer LP:
3.75% 5/15/30	1,314,000	1,184,201
3.9% 5/15/24 (b)	751,000	745,168
4.2% 9/15/23	673,000	673,999
4.25% 3/15/23	577,000	576,702
4.5% 4/15/24	717,000	717,327
4.95% 6/15/28	2,298,000	2,264,416
5% 5/15/50	3,733,000	3,176,575
5.25% 4/15/29	1,165,000	1,153,882
5.4% 10/1/47	766,000	672,069
5.8% 6/15/38	1,282,000	1,200,821
6% 6/15/48	834,000	783,467
6.25% 4/15/49	800,000	775,453
Enterprise Products Operating LP 3.7% 2/15/26	2,725,000	2,678,085
Exxon Mobil Corp. 3.482% 3/19/30	7,630,000	7,317,592
Hess Corp.:
4.3% 4/1/27	2,776,000	2,706,011
5.6% 2/15/41	6,796,000	6,621,292
7.125% 3/15/33	569,000	633,296
7.3% 8/15/31	762,000	852,807
7.875% 10/1/29	2,490,000	2,863,012
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	965,000	965,978
6.55% 9/15/40	261,000	271,290
Kinder Morgan, Inc. 5.55% 6/1/45	1,383,000	1,302,501
MPLX LP:
4.5% 7/15/23	1,121,000	1,124,187
4.8% 2/15/29	640,000	629,327
4.875% 12/1/24	1,553,000	1,563,592
5.5% 2/15/49	1,917,000	1,778,065
Occidental Petroleum Corp.:
5.55% 3/15/26	3,587,000	3,561,999
6.2% 3/15/40	965,000	950,525
6.45% 9/15/36	2,612,000	2,677,300
6.6% 3/15/46	3,240,000	3,440,880
7.5% 5/1/31	4,360,000	4,687,000
Petroleos Mexicanos:
4.5% 1/23/26	3,020,000	2,616,830
5.95% 1/28/31	2,067,000	1,508,083
6.35% 2/12/48	7,493,000	4,353,433
6.49% 1/23/27	2,174,000	1,861,814
6.5% 3/13/27	2,742,000	2,367,032
6.5% 1/23/29	3,157,000	2,567,430
6.7% 2/16/32	2,866,000	2,170,995
6.75% 9/21/47	6,872,000	4,209,100
6.84% 1/23/30	10,482,000	8,254,575
6.95% 1/28/60	4,473,000	2,753,132
7.69% 1/23/50	9,202,000	6,142,335
Phillips 66 Co.:
3.7% 4/6/23	270,000	269,980
3.85% 4/9/25	349,000	346,841
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	751,000	661,676
3.6% 11/1/24	789,000	771,703
Sabine Pass Liquefaction LLC 4.5% 5/15/30	4,528,000	4,339,263
The Williams Companies, Inc.:
3.5% 11/15/30	4,829,000	4,352,231
3.7% 1/15/23	685,000	686,097
3.9% 1/15/25	690,000	681,642
4.3% 3/4/24	3,094,000	3,107,387
4.5% 11/15/23	994,000	1,000,904
4.55% 6/24/24	7,571,000	7,630,979
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	577,000	518,170
3.95% 5/15/50	1,863,000	1,546,369
Valero Energy Corp. 2.85% 4/15/25	133,000	128,533
Western Gas Partners LP:
3.95% 6/1/25	493,000	465,269
4.5% 3/1/28	1,136,000	1,028,080
4.65% 7/1/26	5,141,000	4,845,393
4.75% 8/15/28	656,000	599,335
		149,454,978

TOTAL ENERGY		150,664,616

FINANCIALS - 15.8%
Banks - 6.5%
Bank of America Corp.:
2.299% 7/21/32 (b)	8,618,000	6,964,175
3.3% 1/11/23	2,465,000	2,468,942
3.419% 12/20/28 (b)	10,766,000	10,025,924
3.5% 4/19/26	2,852,000	2,778,551
3.864% 7/23/24 (b)	2,481,000	2,470,105
3.95% 4/21/25	2,342,000	2,309,922
4.2% 8/26/24	11,341,000	11,362,686
4.25% 10/22/26	2,419,000	2,384,914
4.45% 3/3/26	861,000	856,836
Barclays PLC:
2.852% 5/7/26 (b)	4,594,000	4,338,095
4.375% 1/12/26	3,532,000	3,495,636
5.088% 6/20/30 (b)	4,171,000	3,936,996
5.2% 5/12/26	3,533,000	3,517,921
BNP Paribas SA 2.219% 6/9/26 (a)(b)	4,281,000	3,952,102
Citigroup, Inc.:
2.7% 10/27/22	5,676,000	5,680,672
3.352% 4/24/25 (b)	2,815,000	2,757,150
3.875% 3/26/25	5,393,000	5,317,689
4.05% 7/30/22	1,022,000	1,022,975
4.3% 11/20/26	983,000	968,841
4.412% 3/31/31 (b)	6,030,000	5,759,065
4.45% 9/29/27	9,708,000	9,507,350
4.6% 3/9/26	1,246,000	1,247,575
4.91% 5/24/33 (b)	5,644,000	5,569,079
5.5% 9/13/25	3,136,000	3,221,822
Citizens Financial Group, Inc. 2.638% 9/30/32	2,757,000	2,199,066
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	1,485,000	1,321,510
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	4,110,000	4,113,286
Discover Bank 4.2% 8/8/23	1,617,000	1,622,577
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	948,000	941,912
HSBC Holdings PLC:
4.25% 3/14/24	1,249,000	1,243,058
4.95% 3/31/30	988,000	976,111
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	2,462,000	2,351,001
5.71% 1/15/26 (a)	7,296,000	6,949,793
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	2,452,000	2,117,017
3.797% 7/23/24 (b)	3,247,000	3,234,912
3.875% 9/10/24	24,838,000	24,789,215
4.125% 12/15/26	7,993,000	7,921,195
4.493% 3/24/31 (b)	7,267,000	7,097,049
NatWest Group PLC:
3.073% 5/22/28 (b)	2,640,000	2,399,894
5.125% 5/28/24	11,650,000	11,673,834
6% 12/19/23	5,923,000	6,028,169
6.1% 6/10/23	7,589,000	7,686,264
6.125% 12/15/22	4,677,000	4,697,647
NatWest Markets PLC 2.375% 5/21/23 (a)	4,936,000	4,865,954
Rabobank Nederland 4.375% 8/4/25	4,230,000	4,194,495
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	3,241,000	2,860,477
Societe Generale:
1.038% 6/18/25 (a)(b)	8,981,000	8,399,136
1.488% 12/14/26 (a)(b)	5,527,000	4,874,966
Wells Fargo & Co.:
2.406% 10/30/25 (b)	2,590,000	2,465,689
3.526% 3/24/28 (b)	5,273,000	4,994,308
4.478% 4/4/31 (b)	8,118,000	7,939,014
5.013% 4/4/51 (b)	11,974,000	11,744,083
Westpac Banking Corp. 4.11% 7/24/34 (b)	2,107,000	1,925,805
		255,542,460
Capital Markets - 4.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	3,145,000	3,102,846
4.25% 2/15/24	2,434,000	2,449,172
Ares Capital Corp.:
3.875% 1/15/26	7,074,000	6,496,337
4.2% 6/10/24	5,056,000	4,964,140
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	6,006,000	5,650,594
3.75% 3/26/25	2,646,000	2,563,018
3.8% 6/9/23	4,872,000	4,825,742
3.869% 1/12/29 (a)(b)	2,282,000	2,050,643
4.194% 4/1/31 (a)(b)	5,461,000	4,832,107
4.55% 4/17/26	1,462,000	1,428,905
Deutsche Bank AG 4.5% 4/1/25	6,790,000	6,464,031
Deutsche Bank AG New York Branch 3.3% 11/16/22	5,285,000	5,283,459
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	5,355,000	4,330,355
3.2% 2/23/23	4,059,000	4,060,413
3.691% 6/5/28 (b)	23,641,000	22,418,339
3.8% 3/15/30	8,794,000	8,154,411
4.25% 10/21/25	1,288,000	1,278,056
6.75% 10/1/37	1,275,000	1,411,963
Moody's Corp.:
3.25% 1/15/28	1,354,000	1,281,607
3.75% 3/24/25	2,881,000	2,878,940
4.875% 2/15/24	1,272,000	1,296,438
Morgan Stanley:
3.125% 1/23/23	14,760,000	14,754,918
3.125% 7/27/26	12,469,000	11,894,745
3.622% 4/1/31 (b)	5,698,000	5,233,866
3.625% 1/20/27	6,245,000	6,048,650
3.737% 4/24/24 (b)	2,838,000	2,828,119
4.431% 1/23/30 (b)	2,495,000	2,424,201
4.875% 11/1/22	4,401,000	4,431,960
5% 11/24/25	8,309,000	8,442,287
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	2,838,000	2,807,502
UBS Group AG:
1.494% 8/10/27 (a)(b)	3,309,000	2,895,649
4.125% 9/24/25 (a)	2,986,000	2,962,223
		161,945,636
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	6,272,000	5,791,137
2.45% 10/29/26	2,289,000	1,993,176
2.875% 8/14/24	3,404,000	3,242,645
3% 10/29/28	2,397,000	2,019,038
3.3% 1/30/32	2,564,000	2,052,460
3.5% 1/15/25	4,712,000	4,500,131
4.125% 7/3/23	2,380,000	2,356,287
4.45% 4/3/26	1,774,000	1,694,033
4.875% 1/16/24	2,847,000	2,832,119
6.5% 7/15/25	2,058,000	2,105,700
Ally Financial, Inc.:
1.45% 10/2/23	1,254,000	1,212,141
3.05% 6/5/23	5,468,000	5,409,473
5.125% 9/30/24	1,214,000	1,225,779
5.8% 5/1/25	2,973,000	3,036,379
8% 11/1/31	1,535,000	1,706,405
Capital One Financial Corp.:
2.6% 5/11/23	4,242,000	4,212,425
2.636% 3/3/26 (b)	2,766,000	2,611,575
3.273% 3/1/30 (b)	3,538,000	3,130,972
3.65% 5/11/27	7,652,000	7,288,167
3.8% 1/31/28	4,006,000	3,767,954
Discover Financial Services:
3.85% 11/21/22	2,861,000	2,868,000
3.95% 11/6/24	1,616,000	1,592,337
4.1% 2/9/27	1,620,000	1,553,664
4.5% 1/30/26	2,660,000	2,606,341
Ford Motor Credit Co. LLC:
4.063% 11/1/24	9,996,000	9,483,132
5.584% 3/18/24	3,546,000	3,528,270
Synchrony Financial:
3.95% 12/1/27	4,360,000	3,974,554
4.25% 8/15/24	3,797,000	3,773,423
4.375% 3/19/24	3,104,000	3,085,104
5.15% 3/19/29	4,769,000	4,461,697
Toyota Motor Credit Corp. 2.9% 3/30/23	4,399,000	4,399,523
		103,514,041
Diversified Financial Services - 0.9%
Blackstone Private Credit Fund 4.7% 3/24/25 (a)	9,007,000	8,652,572
Brixmor Operating Partnership LP:
4.05% 7/1/30	2,875,000	2,594,024
4.125% 6/15/26	2,638,000	2,575,242
4.125% 5/15/29	2,868,000	2,671,765
Equitable Holdings, Inc.:
3.9% 4/20/23	384,000	385,908
4.35% 4/20/28	2,412,000	2,326,746
Jackson Financial, Inc.:
5.17% 6/8/27	1,735,000	1,719,966
5.67% 6/8/32	2,190,000	2,115,729
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	3,463,000	3,434,884
Pine Street Trust I 4.572% 2/15/29 (a)	3,240,000	3,129,406
Pine Street Trust II 5.568% 2/15/49 (a)	3,236,000	3,170,049
		32,776,291
Insurance - 1.6%
AIA Group Ltd.:
3.2% 9/16/40 (a)	1,979,000	1,580,855
3.375% 4/7/30 (a)	4,177,000	3,908,769
American International Group, Inc. 2.5% 6/30/25	6,756,000	6,438,789
Five Corners Funding Trust II 2.85% 5/15/30 (a)	6,263,000	5,448,428
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	2,324,000	2,285,090
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	2,258,000	2,231,616
4.75% 3/15/39	1,036,000	1,013,643
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	3,298,000	2,404,439
MetLife, Inc. 4.55% 3/23/30	6,529,000	6,583,219
Metropolitan Life Global Funding I 3% 1/10/23 (a)	1,496,000	1,495,125
Pacific LifeCorp 5.125% 1/30/43 (a)	2,981,000	2,861,074
SunAmerica, Inc.:
3.5% 4/4/25 (a)	1,148,000	1,115,379
3.65% 4/5/27 (a)	3,963,000	3,725,341
3.85% 4/5/29 (a)	1,606,000	1,484,153
3.9% 4/5/32 (a)	1,912,000	1,715,295
4.35% 4/5/42 (a)	435,000	370,960
4.4% 4/5/52 (a)	1,286,000	1,072,090
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	1,400,000	1,324,750
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	3,036,000	2,910,854
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	1,006,000	998,661
Unum Group:
3.875% 11/5/25	2,759,000	2,711,105
4% 3/15/24	3,366,000	3,365,144
4% 6/15/29	2,503,000	2,358,577
5.75% 8/15/42	4,132,000	3,862,566
		63,265,922

TOTAL FINANCIALS		617,044,350

HEALTH CARE - 1.4%
Health Care Providers & Services - 1.1%
Centene Corp.:
2.45% 7/15/28	5,569,000	4,647,943
2.625% 8/1/31	2,597,000	2,065,914
3.375% 2/15/30	2,896,000	2,455,953
4.25% 12/15/27	3,262,000	3,044,979
4.625% 12/15/29	5,066,000	4,724,045
Cigna Corp.:
3.05% 10/15/27	1,816,000	1,706,061
4.375% 10/15/28	3,443,000	3,416,429
4.8% 8/15/38	2,144,000	2,085,419
4.9% 12/15/48	2,141,000	2,055,036
CVS Health Corp.:
3% 8/15/26	355,000	339,518
3.625% 4/1/27	1,019,000	992,643
4.78% 3/25/38	3,388,000	3,206,930
HCA Holdings, Inc.:
3.5% 9/1/30	1,791,000	1,523,622
5.625% 9/1/28	2,246,000	2,209,379
5.875% 2/1/29	1,744,000	1,745,334
Humana, Inc. 3.7% 3/23/29	1,508,000	1,427,540
Sabra Health Care LP 3.2% 12/1/31	5,311,000	4,214,892
Toledo Hospital 5.325% 11/15/28	1,197,000	1,131,870
		42,993,507
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	2,477,000	2,444,642
Elanco Animal Health, Inc. 6.4% 8/28/28 (b)	757,000	720,588
Mylan NV 4.55% 4/15/28	2,271,000	2,164,936
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,447,000	1,363,208
Viatris, Inc.:
1.65% 6/22/25	558,000	505,134
2.7% 6/22/30	2,837,000	2,276,866
3.85% 6/22/40	1,236,000	875,466
4% 6/22/50	2,134,000	1,428,899
Zoetis, Inc. 3.25% 2/1/23	936,000	932,681
		12,712,420

TOTAL HEALTH CARE		55,705,927

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (a)	1,287,000	1,174,840
The Boeing Co.:
5.04% 5/1/27	1,681,000	1,660,439
5.15% 5/1/30	1,681,000	1,613,555
5.705% 5/1/40	1,703,000	1,588,501
5.805% 5/1/50	1,703,000	1,564,157
5.93% 5/1/60	1,680,000	1,529,505
		9,130,997
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	587,000	582,753
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	753,000	745,351
3% 9/15/23	498,000	486,859
3.375% 7/1/25	3,659,000	3,445,598
3.875% 7/3/23	3,168,000	3,140,032
4.25% 2/1/24	3,258,000	3,218,584
4.25% 9/15/24	2,024,000	1,986,079
		13,022,503
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	1,186,000	1,135,506
4.25% 4/15/26 (a)	897,000	830,664
4.375% 5/1/26 (a)	2,653,000	2,457,686
5.25% 5/15/24 (a)	2,164,000	2,126,058
		6,549,914

TOTAL INDUSTRIALS		29,286,167

INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	983,000	992,932
5.85% 7/15/25	735,000	758,010
6.02% 6/15/26	888,000	921,706
6.1% 7/15/27	1,349,000	1,414,369
6.2% 7/15/30	1,167,000	1,214,492
		5,301,509
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (a)	944,000	803,804
2.45% 2/15/31 (a)	8,034,000	6,454,825
2.6% 2/15/33 (a)	8,034,000	6,177,406
3.5% 2/15/41 (a)	6,488,000	4,892,729
3.75% 2/15/51 (a)	3,045,000	2,255,938
		20,584,702
Software - 0.5%
Oracle Corp.:
1.65% 3/25/26	3,687,000	3,302,662
2.3% 3/25/28	5,824,000	5,010,913
2.8% 4/1/27	3,325,000	3,032,425
2.875% 3/25/31	6,114,000	5,037,403
3.6% 4/1/40	3,327,000	2,486,267
		18,869,670

TOTAL INFORMATION TECHNOLOGY		44,755,881

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	2,366,000	2,348,415
American Homes 4 Rent LP:
2.375% 7/15/31	427,000	340,484
3.625% 4/15/32	1,758,000	1,541,042
Boston Properties, Inc.:
3.25% 1/30/31	2,203,000	1,889,526
4.5% 12/1/28	2,209,000	2,147,707
Corporate Office Properties LP:
2.25% 3/15/26	945,000	856,473
2.75% 4/15/31	689,000	557,078
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	745,000	641,897
3.5% 8/1/26	775,000	737,492
Healthpeak Properties, Inc.:
3.25% 7/15/26	325,000	312,892
3.5% 7/15/29	373,000	343,822
Hudson Pacific Properties LP 4.65% 4/1/29	4,395,000	4,217,402
Invitation Homes Operating Partnership LP 4.15% 4/15/32	2,644,000	2,400,574
Kimco Realty Corp. 3.375% 10/15/22	461,000	461,072
Kite Realty Group Trust:
4% 3/15/25	3,537,000	3,463,768
4.75% 9/15/30	5,514,000	5,133,483
LXP Industrial Trust (REIT):
2.7% 9/15/30	1,037,000	851,168
4.4% 6/15/24	818,000	814,587
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	3,556,000	2,693,024
3.375% 2/1/31	1,901,000	1,543,526
3.625% 10/1/29	3,357,000	2,848,931
4.375% 8/1/23	704,000	706,165
4.5% 1/15/25	1,520,000	1,506,482
4.5% 4/1/27	9,194,000	8,715,780
4.75% 1/15/28	3,623,000	3,432,245
4.95% 4/1/24	769,000	771,629
5.25% 1/15/26	3,228,000	3,196,277
Piedmont Operating Partnership LP 2.75% 4/1/32	834,000	644,300
Realty Income Corp.:
2.2% 6/15/28	453,000	397,201
2.85% 12/15/32	556,000	477,904
3.25% 1/15/31	579,000	526,352
3.4% 1/15/28	904,000	853,972
Retail Opportunity Investments Partnership LP:
4% 12/15/24	555,000	539,467
5% 12/15/23	418,000	420,656
Simon Property Group LP 2.45% 9/13/29	924,000	785,005
SITE Centers Corp.:
3.625% 2/1/25	1,284,000	1,247,985
4.25% 2/1/26	1,677,000	1,646,971
Store Capital Corp.:
2.75% 11/18/30	4,952,000	4,035,867
4.625% 3/15/29	1,018,000	993,218
Sun Communities Operating LP:
2.3% 11/1/28	948,000	810,928
2.7% 7/15/31	2,448,000	1,972,762
Ventas Realty LP:
3% 1/15/30	4,331,000	3,789,278
3.5% 2/1/25	3,658,000	3,568,359
4% 3/1/28	1,273,000	1,215,609
4.125% 1/15/26	884,000	874,512
4.375% 2/1/45	433,000	369,169
4.75% 11/15/30	5,686,000	5,561,261
VICI Properties LP:
4.375% 5/15/25	446,000	435,599
4.75% 2/15/28	3,531,000	3,370,234
4.95% 2/15/30	4,599,000	4,358,518
5.125% 5/15/32	481,000	453,266
Vornado Realty LP 2.15% 6/1/26	1,069,000	952,346
WP Carey, Inc.:
2.4% 2/1/31	2,157,000	1,761,637
3.85% 7/15/29	724,000	673,997
4% 2/1/25	3,043,000	3,022,596
		100,231,910
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,128,000	3,120,437
3.95% 11/15/27	2,619,000	2,470,420
4.1% 10/1/24	2,878,000	2,850,416
4.55% 10/1/29	3,316,000	3,162,894
CBRE Group, Inc. 2.5% 4/1/31	3,160,000	2,570,808
Post Apartment Homes LP 3.375% 12/1/22	224,000	224,068
Tanger Properties LP:
2.75% 9/1/31	2,490,000	1,949,010
3.125% 9/1/26	3,468,000	3,255,161
		19,603,214

TOTAL REAL ESTATE		119,835,124

UTILITIES - 1.5%
Electric Utilities - 0.8%
Alabama Power Co. 3.05% 3/15/32	3,742,000	3,418,989
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,957,000	1,746,112
3.743% 5/1/26	7,482,000	7,217,783
Duke Energy Corp. 2.45% 6/1/30	1,580,000	1,331,759
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	750,000	616,218
2.775% 1/7/32 (a)	2,595,000	2,126,640
Entergy Corp. 2.8% 6/15/30	1,621,000	1,390,275
Eversource Energy 2.8% 5/1/23	2,901,000	2,883,005
Exelon Corp.:
2.75% 3/15/27 (a)	829,000	774,938
3.35% 3/15/32 (a)	1,006,000	901,644
4.05% 4/15/30	988,000	948,070
4.1% 3/15/52 (a)	745,000	642,245
4.7% 4/15/50	440,000	412,280
FirstEnergy Corp. 7.375% 11/15/31	3,045,000	3,418,013
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,224,000	1,210,243
		29,038,214
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	944,005	1,002,888
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	1,074,000	1,027,901
The AES Corp.:
3.3% 7/15/25 (a)	4,877,000	4,574,528
3.95% 7/15/30 (a)	4,253,000	3,834,930
		9,437,359
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	7,058,000	7,101,121
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	449,000	418,275
NiSource, Inc. 2.95% 9/1/29	4,856,000	4,301,230
Puget Energy, Inc.:
4.1% 6/15/30	1,909,000	1,774,374
4.224% 3/15/32	3,417,000	3,150,009
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (b)(c)	810,000	625,263
		17,370,272

TOTAL UTILITIES		56,848,733

TOTAL NONCONVERTIBLE BONDS
(Cost $1,513,122,998)		1,316,136,261

U.S. Treasury Obligations - 34.8%
U.S. Treasury Bonds:
1.125% 5/15/40	$22,865,200	$15,916,323
1.75% 8/15/41	80,591,100	61,302,753
1.875% 11/15/51	50,329,100	37,762,553
2% 11/15/41 (d)(e)	13,838,700	10,990,955
2% 8/15/51	207,221,400	160,151,382
2.25% 2/15/52 (f)	38,732,200	31,875,390
2.875% 5/15/52	20,900,000	19,740,703
3% 2/15/47	55,093,200	51,445,427
U.S. Treasury Notes:
0.125% 8/31/23	65,171,800	63,051,171
0.25% 5/15/24	12,652,300	12,025,122
0.25% 7/31/25	170,707,100	156,737,124
0.75% 3/31/26	75,087,100	68,965,741
0.75% 8/31/26	28,384,900	25,836,912
0.875% 9/30/26	17,031,000	15,554,093
1.125% 10/31/26	34,061,900	31,396,822
1.125% 8/31/28	70,526,300	62,765,652
1.125% 2/15/31	49,686,200	42,695,197
1.25% 5/31/28	229,752,000	206,956,286
1.25% 9/30/28	15,938,200	14,275,273
1.375% 11/15/31	90,236,400	78,265,978
1.5% 1/31/27	5,077,000	4,740,252
1.5% 11/30/28 (d)(e)	1,637,700	1,487,108
1.625% 9/30/26	58,426,000	55,114,432
1.75% 1/31/29	27,595,700	25,443,020
2.25% 4/30/24	32,959,200	32,529,185
2.75% 4/30/27	43,645,400	43,055,505
2.875% 5/15/32 (f)	32,200,000	31,837,750
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,556,384,680)		1,361,918,109

U.S. Government Agency - Mortgage Securities - 21.1%
Fannie Mae - 6.2%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (b)(c)	4,097	4,196
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(c)	4,208	4,338
12 month U.S. LIBOR + 1.630% 2.24% 11/1/36 (b)(c)	54,039	55,299
12 month U.S. LIBOR + 1.700% 3.183% 6/1/42 (b)(c)	32,855	33,865
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (b)(c)	32,807	33,750
12 month U.S. LIBOR + 1.750% 2.281% 7/1/35 (b)(c)	3,680	3,752
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (b)(c)	21,764	22,200
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (b)(c)	21,780	22,518
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(c)	11,460	11,836
12 month U.S. LIBOR + 1.810% 2.245% 7/1/41 (b)(c)	27,699	28,743
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (b)(c)	13,241	13,565
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(c)	10,620	10,744
12 month U.S. LIBOR + 1.950% 2.401% 9/1/36 (b)(c)	24,359	24,862
12 month U.S. LIBOR + 1.950% 3.496% 7/1/37 (b)(c)	9,164	9,499
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	20,510	20,843
6 month U.S. LIBOR + 1.420% 1.571% 9/1/33 (b)(c)	35,140	35,580
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (b)(c)	2,563	2,633
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	3,867	3,994
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (b)(c)	43,443	45,130
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (b)(c)	3,224	3,333
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.571% 8/1/36 (b)(c)	45,374	46,967
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (b)(c)	6,498	6,734
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.75% 5/1/35 (b)(c)	9,777	10,121
1.5% 11/1/40 to 11/1/41 (e)	5,160,160	4,439,847
2% 12/1/36 to 3/1/52	56,554,878	49,454,547
2.5% 7/1/31 to 3/1/52	55,680,138	50,885,802
3% 8/1/32 to 5/1/52 (e)	54,876,179	52,039,731
3.5% 8/1/37 to 4/1/52 (d)(e)	49,381,688	48,058,368
4% 7/1/39 to 11/1/49	19,101,729	19,186,247
4.5% to 4.5% 5/1/25 to 7/1/52	15,774,826	16,167,323
5% 3/1/23 to 5/1/44	520,026	544,639
6% 10/1/34 to 1/1/42	1,984,668	2,160,875
6.5% 12/1/23 to 8/1/36	363,943	396,946
7% to 7% 11/1/23 to 8/1/32	58,084	61,432
7.5% to 7.5% 9/1/22 to 11/1/31	70,033	75,577
8% 1/1/30	239	263
8.5% 3/1/25	48	51

TOTAL FANNIE MAE		243,926,150

Freddie Mac - 3.8%
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (b)(c)	30,365	30,647
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(c)	16,444	16,888
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (b)(c)	4,131	4,251
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	10,992	11,401
12 month U.S. LIBOR + 1.910% 3.131% 6/1/41 (b)(c)	42,954	44,438
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (b)(c)	32,973	33,945
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (b)(c)	34,595	35,741
12 month U.S. LIBOR + 2.030% 2.271% 3/1/33 (b)(c)	474	484
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (b)(c)	8,235	8,414
6 month U.S. LIBOR + 1.650% 2.184% 4/1/35 (b)(c)	27,765	28,521
6 month U.S. LIBOR + 2.680% 3.239% 10/1/35 (b)(c)	5,617	5,836
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (b)(c)	3,548	3,661
1.5% 12/1/40 to 4/1/41	856,081	738,144
2% 4/1/41 to 4/1/52 (e)	42,779,785	37,303,180
2.5% 8/1/32 to 2/1/52 (d)	37,214,845	33,829,268
3% 6/1/31 to 2/1/52	18,625,483	17,653,641
3.5% 3/1/32 to 3/1/52 (e)	35,188,952	34,618,690
4% 5/1/37 to 6/1/48	14,109,797	14,235,698
4.5% 7/1/25 to 10/1/48	8,379,507	8,621,175
5% 1/1/40 to 6/1/41	703,303	739,462
6% 4/1/32 to 8/1/37	204,626	220,477
7.5% 8/1/26 to 11/1/31	8,130	8,920
8% 4/1/27 to 5/1/27	712	761
8.5% 5/1/27 to 1/1/28	1,277	1,363

TOTAL FREDDIE MAC		148,195,006

Ginnie Mae - 4.6%
3% 12/20/42 to 10/20/51	14,039,137	13,338,331
3.5% 12/20/40 to 6/20/50	13,215,548	12,937,482
4% 2/15/40 to 4/20/48	13,019,066	13,123,613
4.5% 5/15/39 to 5/20/41	2,595,530	2,679,831
5% 3/15/39 to 4/20/48	1,523,002	1,601,974
6.5% 4/15/35 to 11/15/35	29,021	31,740
7% 1/15/28 to 7/15/32	199,783	214,843
7.5% to 7.5% 10/15/22 to 10/15/28	35,888	38,068
8% 3/15/30 to 9/15/30	4,220	4,624
2% 7/1/52 (g)	16,650,000	14,782,644
2% 7/1/52 (g)	4,000,000	3,551,386
2% 7/1/52 (g)	4,000,000	3,551,386
2% 7/1/52 (g)	4,025,000	3,573,582
2% 7/1/52 (g)	8,050,000	7,147,164
2% 7/1/52 (g)	2,400,000	2,130,832
2% 7/1/52 (g)	2,400,000	2,130,832
2% 7/1/52 (g)	4,850,000	4,306,056
2% 7/1/52 (g)	1,025,000	910,043
2% 7/1/52 (g)	1,300,000	1,154,200
2% 7/1/52 (g)	6,750,000	5,992,964
2% 8/1/52 (g)	17,950,000	15,920,717
2% 8/1/52 (g)	4,600,000	4,079,961
2% 8/1/52 (g)	6,750,000	5,986,899
2.5% 12/20/51	158,317	145,235
2.5% 7/1/52 (g)	7,350,000	6,722,421
2.5% 7/1/52 (g)	9,200,000	8,414,459
2.5% 7/1/52 (g)	4,600,000	4,207,229
2.5% 7/1/52 (g)	4,400,000	4,024,306
2.5% 7/1/52 (g)	2,850,000	2,606,653
2.5% 7/1/52 (g)	6,050,000	5,533,421
2.5% 7/1/52 (g)	3,450,000	3,155,422
2.5% 7/1/52 (g)	2,300,000	2,103,615
3% 7/1/52 (g)	8,500,000	8,008,923
3% 7/1/52 (g)	3,400,000	3,203,569
3% 7/1/52 (g)	3,500,000	3,297,792
3.5% 7/1/52 (g)	2,150,000	2,088,181
5% 7/1/52 (g)	7,400,000	7,580,429

TOTAL GINNIE MAE		180,280,827

Uniform Mortgage Backed Securities - 6.5%
1.5% 7/1/37 (g)	3,100,000	2,820,676
1.5% 7/1/52 (g)	3,650,000	3,026,821
1.5% 7/1/52 (g)	10,000,000	8,292,660
1.5% 7/1/52 (g)	6,050,000	5,017,059
1.5% 7/1/52 (g)	3,650,000	3,026,821
2% 7/1/37 (g)	7,800,000	7,280,114
2% 7/1/37 (g)	3,800,000	3,546,722
2% 7/1/37 (g)	5,750,000	5,366,751
2% 7/1/52 (g)	12,850,000	11,150,187
2% 7/1/52 (g)	2,250,000	1,952,367
2% 7/1/52 (g)	1,200,000	1,041,263
2% 7/1/52 (g)	7,050,000	6,117,418
2% 7/1/52 (g)	6,750,000	5,857,102
2% 7/1/52 (g)	4,400,000	3,817,963
2% 7/1/52 (g)	3,650,000	3,167,174
2% 7/1/52 (g)	2,750,000	2,386,227
2% 7/1/52 (g)	2,650,000	2,299,455
2% 7/1/52 (g)	12,100,000	10,499,397
2% 8/1/52 (g)	8,750,000	7,583,652
2% 8/1/52 (g)	7,850,000	6,803,619
2% 8/1/52 (g)	6,900,000	5,980,251
2% 8/1/52 (g)	5,550,000	4,810,202
2.5% 7/1/37 (g)	2,300,000	2,195,600
2.5% 7/1/52 (g)	19,050,000	17,121,178
2.5% 7/1/52 (g)	6,100,000	5,482,372
2.5% 7/1/52 (g)	7,800,000	7,010,246
2.5% 7/1/52 (g)	3,150,000	2,831,061
2.5% 7/1/52 (g)	15,550,000	13,975,555
2.5% 8/1/52 (g)	10,700,000	9,604,080
2.5% 8/1/52 (g)	4,850,000	4,353,251
3% 7/1/52 (g)	8,050,000	7,492,155
3% 7/1/52 (g)	1,950,000	1,814,870
3% 7/1/52 (g)	3,300,000	3,071,318
3% 8/1/52 (g)	4,800,000	4,461,747
3.5% 7/1/52 (g)	3,000,000	2,884,100
3.5% 7/1/52 (g)	475,000	456,649
4% 7/1/52 (g)	6,400,000	6,308,997
4% 7/1/52 (g)	3,500,000	3,450,233
4% 7/1/52 (g)	7,100,000	6,999,044
4.5% 7/1/52 (g)	7,900,000	7,929,009
4.5% 7/1/52 (g)	8,800,000	8,832,314
5% 7/1/52 (g)	7,400,000	7,549,154
5% 7/1/52 (g)	400,000	408,062
5% 7/1/52 (g)	10,900,000	11,119,700
5% 8/1/52 (g)	2,700,000	2,746,300
5.5% 8/1/52 (g)	1,700,000	1,746,967
5.5% 8/1/52 (g)	1,000,000	1,027,628
5.5% 9/1/52 (g)	3,300,000	3,376,733

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		256,092,224

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $872,587,470)		828,494,207

Asset-Backed Securities - 6.6%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$1,590,193	$1,070,816
Series 2019-1 Class A, 3.844% 5/15/39 (a)	1,516,406	1,041,941
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	3,027,023	2,301,510
Class B, 4.458% 10/16/39 (a)	713,637	453,439
Series 2021-1A Class A, 2.95% 11/16/41 (a)	3,496,400	2,928,180
Series 2021-2A Class A, 2.798% 1/15/47 (a)	6,480,508	5,534,716
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (a)(b)(c)	1,196,595	1,164,684
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (a)(b)(c)	2,370,709	2,278,799
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (a)(b)(c)	5,797,905	5,536,170
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (a)(b)(c)	3,019,149	2,942,323
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (a)(b)(c)	2,835,654	2,727,959
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	934,777	784,072
Class B, 4.335% 1/16/40 (a)	309,333	135,345
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (a)(b)(c)	3,103,607	3,031,551
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (a)(b)(c)	1,923,930	1,847,721
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (a)(b)(c)	3,574,230	3,461,921
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (a)(b)(c)	4,768,241	4,571,129
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (a)(b)(c)	4,022,144	3,871,458
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (a)(b)(c)	1,232,474	1,201,804
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (a)(b)(c)	2,392,281	2,309,030
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (a)(b)(c)	4,224,812	4,072,731
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (a)(b)(c)	3,831,965	3,750,609
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.1464% 1/17/35 (a)(b)(c)	4,846,852	4,676,341
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (a)(b)(c)	3,615,104	3,481,269
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	3,766,525	3,328,305
Class AA, 2.487% 12/16/41 (a)(b)	455,234	425,100
Series 2021-1A Class A, 2.443% 7/15/46 (a)	4,723,099	4,042,911
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (a)(b)(c)	3,671,912	3,614,704
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	2,320,742	2,047,263
Class B, 5.095% 4/15/39 (a)	1,232,658	976,375
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	1,696,866	1,525,058
Series 2021-1A Class A, 3.474% 1/15/46 (a)	978,611	871,638
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (a)(b)(c)	2,890,154	2,804,525
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (a)(b)(c)	4,498,016	4,303,903
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (a)(b)(c)	2,218,566	2,134,462
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (a)(b)(c)	3,494,185	3,342,331
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (a)(b)(c)	3,598,073	3,458,047
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (a)(b)(c)	3,860,350	3,719,250
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 1.75% 7/24/34 (b)(c)(g)	4,457,000	4,416,468
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (a)(b)(c)	5,052,517	4,919,828
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	3,276,565	3,135,823
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (a)(b)(c)	2,526,193	2,427,685
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (a)(b)(c)	2,388,876	2,306,355
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (a)(b)(c)	2,929,325	2,865,762
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (a)(b)(c)	2,441,104	2,371,464
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (a)(b)(c)	3,177,977	3,061,695
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (a)(b)(c)	1,889,869	1,818,470
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (a)(b)(c)	1,638,378	1,597,635
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (a)(b)(c)	4,330,149	4,187,761
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (a)(b)(c)	1,005,251	976,961
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (a)(b)(c)	2,577,919	2,485,624
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (a)(b)(c)	3,690,041	3,574,664
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (a)(b)(c)	4,601,553	4,473,657
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (a)	1,458,000	1,320,020
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	1,389,526	1,208,957
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	1,397,399	1,236,488
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (a)(b)(c)	2,531,935	2,431,845
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (a)(b)(c)	5,870,431	5,634,134
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (a)(b)(c)	1,816,635	1,772,565
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0563% 1/22/28 (a)(b)(c)	2,474,942	2,438,707
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (a)(b)(c)	4,047,691	3,926,438
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (a)(b)(c)	4,115,814	3,945,716
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (a)(b)(c)	2,572,810	2,493,441
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 2.3363% 1/22/31 (a)(b)(c)	1,296,427	1,242,067
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (a)(b)(c)	1,041,994	1,005,065
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (a)(b)(c)	4,363,331	4,212,142
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (a)(b)(c)	3,374,400	3,253,694
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (a)(b)(c)	3,525,408	3,435,066
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (a)	4,829,676	4,742,119
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (a)(b)(c)	3,696,853	3,626,864
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8686% 1/25/36 (b)(c)	109,117	108,328
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (a)(b)(c)	1,408,460	1,363,991
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	2,682,225	2,384,584
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	2,940,630	2,634,484
Class A2II, 4.008% 12/5/51 (a)	2,627,415	2,343,077
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	2,610,478	2,240,355
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (a)(b)(c)	4,820,896	4,676,115
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (a)(b)(c)	4,874,693	4,696,826
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	2,718,535	2,379,685
Class B, 4.335% 3/15/40 (a)	521,805	348,947
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	3,520,000	3,400,165
1.884% 7/15/50 (a)	1,356,000	1,253,577
2.328% 7/15/52 (a)	1,037,000	920,991
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (a)(b)(c)	5,044,198	4,822,968
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (a)(b)(c)	580,272	564,474
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (a)(b)(c)	4,282,717	4,115,040
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (a)(b)(c)	3,959,716	3,830,190
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4836% 9/25/34 (b)(c)	4,251	4,159
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	3,219,801	2,839,557
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	4,015,166	3,443,470
Upstart Securitization Trust 3.12% 3/20/32 (a)	1,585,512	1,549,882
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (a)(b)(c)	3,719,561	3,636,723
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (a)(b)(c)	2,363,896	2,287,275
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (a)(b)(c)	4,837,926	4,664,419
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (a)(b)(c)	2,387,172	2,306,474
TOTAL ASSET-BACKED SECURITIES
(Cost $272,468,480)		257,130,326

Collateralized Mortgage Obligations - 0.8%
Private Sponsor - 0.8%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (a)	3,411,161	3,284,420
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (a)	4,925,347	4,705,975
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (a)	2,626,092	2,604,997
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	2,339,282	2,293,542
Cfmt 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (a)	4,803,152	4,731,773
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (a)(b)	5,681,970	5,586,971
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (a)	1,934,426	1,829,293
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	3,414,315	3,229,454
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (a)	1,723,396	1,710,934
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(c)	1,215	1,111

TOTAL PRIVATE SPONSOR		29,978,470

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	23,274	23,828
Series 1999-57 Class PH, 6.5% 12/25/29	47,830	49,995
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (h)	15,865	15,835
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 31.1443% 6/16/37 (b)(i)	9,878	13,354

TOTAL U.S. GOVERNMENT AGENCY		103,012

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,923,617)		30,081,482

Commercial Mortgage Securities - 6.4%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 2.429% 1/15/39 (a)(b)(c)	2,741,961	2,663,812
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.829% 1/15/39 (a)(b)(c)	618,000	597,986
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 3.429% 1/15/39 (a)(b)(c)	437,000	420,021
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	2,189,000	2,083,658
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	491,000	452,393
Class CNM, 3.8425% 11/5/32 (a)(b)	248,000	212,333
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	218,564	212,620
Series 2019-BN21 Class A5, 2.851% 10/17/52	373,546	340,874
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (b)	4,995,066	5,085,187
BBCMS Mortgage Trust Series 2022-C16 Class A5, 4.6% 6/15/55	1,000,000	1,024,058
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	778,315	772,740
Series 2019-B10 Class A4, 3.717% 3/15/62	721,545	696,702
Series 2018-B8 Class A5, 4.2317% 1/15/52	5,335,798	5,317,621
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 3.374% 11/15/28 (a)(b)(c)	1,998,000	1,971,840
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 3.1767% 4/15/37 (a)(b)(c)	8,749,555	8,570,550
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.7257% 4/15/37 (a)(b)(c)	2,324,753	2,273,919
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 2.0141% 10/15/36 (a)(b)(c)	5,017,787	4,763,222
Class B, 1 month U.S. LIBOR + 0.890% 2.2238% 10/15/36 (a)(b)(c)	733,467	691,071
Class C, 1 month U.S. LIBOR + 1.090% 2.4236% 10/15/36 (a)(b)(c)	981,551	913,479
Class D, 1 month U.S. LIBOR + 1.290% 2.6233% 10/15/36 (a)(b)(c)	952,598	878,008
Class E, 1 month U.S. LIBOR + 1.940% 3.2725% 10/15/36 (a)(b)(c)	3,312,521	3,074,531
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 1.9763% 5/15/38 (a)(b)(c)	450,000	428,526
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 2.3469% 2/15/39 (a)(b)(c)	6,218,337	5,969,870
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.6463% 2/15/39 (a)(b)(c)	1,873,454	1,779,881
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.8957% 2/15/39 (a)(b)(c)	1,873,454	1,761,168
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 3.2948% 2/15/39 (a)(b)(c)	1,873,454	1,742,459
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.949% 9/15/37 (a)(b)(c)	842,862	702,043
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.624% 4/15/34 (a)(b)(c)	1,864,321	1,789,181
Class C, 1 month U.S. LIBOR + 1.600% 2.924% 4/15/34 (a)(b)(c)	1,232,474	1,179,699
Class D, 1 month U.S. LIBOR + 1.900% 3.224% 4/15/34 (a)(b)(c)	1,293,785	1,228,610
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.404% 10/15/36 (a)(b)(c)	3,998,712	3,898,124
Class C, 1 month U.S. LIBOR + 1.250% 2.574% 10/15/36 (a)(b)(c)	1,877,095	1,820,434
Class D, 1 month U.S. LIBOR + 1.450% 2.774% 10/15/36 (a)(b)(c)	2,658,333	2,571,407
Class E, 1 month U.S. LIBOR + 1.800% 3.124% 10/15/36 (a)(b)(c)	3,735,372	3,603,831
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.8248% 4/15/37 (a)(b)(c)	4,724,023	4,596,594
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 3.2738% 4/15/37 (a)(b)(c)	2,408,277	2,333,750
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 3.6238% 4/15/37 (a)(b)(c)	543,725	521,127
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 4.1728% 4/15/37 (a)(b)(c)	455,288	433,834
floater sequential payer Series 2021-SOAR Class A, 1.995% 6/15/38 (a)(b)	7,082,741	6,798,132
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.324% 4/15/34 (a)(b)(c)	5,401,930	5,265,846
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.244% 10/15/36 (a)(b)(c)	3,263,066	3,205,608
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, 1 month U.S. LIBOR + 1.070% 2.394% 12/15/37 (a)(b)(c)	300,000	294,345
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	5,528,047	4,878,791
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.444% 6/15/34 (a)(b)(c)	4,478,252	4,374,548
Class B, 1 month U.S. LIBOR + 1.500% 2.824% 6/15/34 (a)(b)(c)	881,790	852,582
Class C, 1 month U.S. LIBOR + 1.750% 3.074% 6/15/34 (a)(b)(c)	996,169	958,340
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.625% 8/15/36 (a)(b)(c)	195,690	185,231
Class D, 1 month U.S. LIBOR + 3.050% 4.375% 8/15/36 (a)(b)(c)	651,750	610,767
COMM Mortgage Trust:
sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	717,571	712,590
Series 2013-CR13 Class AM, 4.449% 11/10/46	3,340,144	3,325,749
Series 2013-LC13 Class AM, 4.557% 8/10/46 (a)	2,047,158	2,047,824
Series 2014-CR14 Class AM, 4.526% 2/10/47 (b)	4,110,694	4,104,937
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 2.304% 5/15/36 (a)(b)(c)	495,000	486,896
Class B, 1 month U.S. LIBOR + 1.230% 2.554% 5/15/36 (a)(b)(c)	2,360,000	2,307,450
Class C, 1 month U.S. LIBOR + 1.430% 2.754% 5/15/36 (a)(b)(c)	549,000	535,507
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	1,095,806	1,011,552
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	2,090,266	2,029,660
Class B, 4.5349% 4/15/36 (a)	642,635	617,725
Class C, 4.9414% 4/15/36 (a)(b)	526,890	503,794
Class D, 4.9414% 4/15/36 (a)(b)	862,334	806,735
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 2.026% 11/15/38 (a)(b)(c)	6,770,941	6,464,878
Class B, 1 month U.S. LIBOR + 1.120% 2.4452% 11/15/38 (a)(b)(c)	500,000	477,399
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 2.405% 7/15/38 (a)(b)(c)	2,231,268	2,175,234
Class B, 1 month U.S. LIBOR + 1.380% 2.705% 7/15/38 (a)(b)(c)	1,270,183	1,231,903
Class C, 1 month U.S. LIBOR + 1.700% 3.025% 7/15/38 (a)(b)(c)	937,232	906,635
Class D, 1 month U.S. LIBOR + 2.250% 3.575% 7/15/38 (a)(b)(c)	1,887,384	1,821,032
Freddie Mac sequential payer:
Series 2021-K136 Class A2, 2.127% 11/25/31	3,300,019	2,916,002
Series 2022-K141 Class A2, 2.25% 2/25/32	4,500,000	4,009,555
Series 2022-K144 Class A2, 2.45% 4/25/32	800,000	723,807
Series 2022-K145 Class A2, 2.58% 6/25/55	2,700,000	2,470,100
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 3.024% 9/15/31 (a)(b)(c)	1,838,082	1,811,307
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 2.274% 10/15/36 (a)(b)(c)	2,886,747	2,781,030
Class B, 1 month U.S. LIBOR + 1.150% 2.474% 10/15/36 (a)(b)(c)	544,915	514,044
Class C, 1 month U.S. LIBOR + 1.550% 2.874% 10/15/36 (a)(b)(c)	449,243	420,552
Series 2013-GC12 Class A/S, 3.375% 6/10/46	3,211,582	3,178,429
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME TERM SOFR 1 MONTH INDEX + 0.590% 1.8752% 4/15/37 (a)(b)(c)	1,474,000	1,385,477
JPMBB Commercial Mortgage Securities Trust Series 2013-C17 Class A/S, 4.4584% 1/15/47	4,667,521	4,657,836
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	3,310,865	3,267,390
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	277,000	274,649
Class CFX, 4.9498% 7/5/33 (a)	505,398	498,002
Class DFX, 5.3503% 7/5/33 (a)	715,868	704,448
Class EFX, 5.5422% 7/5/33 (a)	870,282	844,185
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.5739% 5/15/39 (a)(b)(c)	6,900,561	6,727,948
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 3.0726% 5/15/39 (a)(b)(c)	4,064,838	3,942,816
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 3.3718% 5/15/39 (a)(b)(c)	2,311,651	2,230,697
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.8206% 5/15/39 (a)(b)(c)	2,054,528	1,962,026
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 2.024% 3/15/38 (a)(b)(c)	5,486,932	5,310,420
Class B, 1 month U.S. LIBOR + 0.880% 2.204% 3/15/38 (a)(b)(c)	982,134	940,199
Class C, 1 month U.S. LIBOR + 1.100% 2.424% 3/15/38 (a)(b)(c)	617,740	589,812
Class D, 1 month U.S. LIBOR + 1.400% 2.724% 3/15/38 (a)(b)(c)	859,367	816,200
Class E, 1 month U.S. LIBOR + 1.750% 3.074% 3/15/38 (a)(b)(c)	751,109	700,180
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 2.125% 4/15/38 (a)(b)(c)	4,671,615	4,551,818
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.574% 8/15/33 (a)(b)(c)	1,982,914	1,957,722
Class C, 1 month U.S. LIBOR + 1.500% 2.824% 8/15/33 (a)(b)(c)	4,775,892	4,700,164
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	4,757,881	4,485,620
Series 2018-H4 Class A4, 4.31% 12/15/51	3,507,809	3,470,389
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	687,483	637,683
Class C, 3.283% 11/10/36 (a)(b)	659,666	598,330
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (a)	6,830,958	6,525,277
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 1.808% 10/15/36 (a)(b)(c)	8,640,646	8,129,995
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (a)(b)(c)	257,834	257,834
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	1,874,325	2,029,241
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 3.2787% 2/15/39 (a)(b)(c)	1,190,000	1,135,007
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.9287% 2/15/39 (a)(b)(c)	619,000	589,818
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 1.9006% 7/15/36 (a)(b)(c)	1,392,068	1,322,149
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 2.0548% 11/15/38 (a)(b)(c)	4,572,244	4,342,614
Class B, 1 month U.S. LIBOR + 1.070% 2.4038% 11/15/38 (a)(b)(c)	2,618,793	2,467,546
Class C, 1 month U.S. LIBOR + 1.320% 2.653% 11/15/38 (a)(b)(c)	1,626,457	1,524,358
Class D, 1 month U.S. LIBOR + 1.570% 2.9022% 11/15/38 (a)(b)(c)	1,068,976	999,192
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	3,269,943	2,690,984
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	256,512	208,303
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.524% 5/15/31 (a)(b)(c)	2,496,000	2,383,516
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,900,655	1,856,342
Series 2018-C48 Class A5, 4.302% 1/15/52	1,574,228	1,571,470
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $262,723,746)		250,481,336

Municipal Securities - 0.8%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$460,000	$599,213
7.55% 4/1/39	2,035,000	2,760,453
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,670,000	1,972,348
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	766,364	772,018
5.1% 6/1/33	2,725,000	2,741,594
Series 2010-1, 6.63% 2/1/35	6,975,000	7,427,724
Series 2010-3:
6.725% 4/1/35	5,380,000	5,700,448
7.35% 7/1/35	3,145,000	3,430,559
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110,000	4,617,458
TOTAL MUNICIPAL SECURITIES
(Cost $34,767,218)		30,021,815

Foreign Government and Government Agency Obligations - 0.2%
Emirate of Abu Dhabi 3.875% 4/16/50 (a)	$3,236,000	$2,878,624
Kingdom of Saudi Arabia:
3.25% 10/22/30 (a)	1,788,000	1,680,720
4.5% 4/22/60 (a)	1,363,000	1,253,960
State of Qatar 4.4% 4/16/50 (a)	4,036,000	3,869,515
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,099,757)		9,682,819

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $3,393,264)	3,349,000	3,326,126

Bank Notes - 0.2%
Discover Bank:
3.35% 2/6/23	$1,820,000	$1,820,067
4.682% 8/9/28 (b)	1,567,000	1,523,359
KeyBank NA 6.95% 2/1/28	800,000	876,321
Regions Bank 6.45% 6/26/37	4,383,000	4,871,843
TOTAL BANK NOTES
(Cost $10,601,689)		9,091,590
	Shares	Value

Fixed-Income Funds - 1.6%
Fidelity Specialized High Income Central Fund (j)
(Cost $70,325,583)	756,706	61,815,293

Money Market Funds - 5.2%
Fidelity Cash Central Fund 1.58% (k)	140,756,945	140,785,096
Fidelity Securities Lending Cash Central Fund 1.58% (k)(l)	61,643,581	61,649,745
TOTAL MONEY MARKET FUNDS
(Cost $202,434,482)		202,434,841
TOTAL INVESTMENT IN SECURITIES - 111.4%
(Cost $4,841,832,984)		4,360,614,205
NET OTHER ASSETS (LIABILITIES) - (11.4)%		(444,845,930)
NET ASSETS - 100%		$3,915,768,275

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 7/1/52	$(17,950,000)	$(15,936,846)
2% 7/1/52	(6,750,000)	(5,992,964)
2% 7/1/52	(1,300,000)	(1,154,200)
2% 7/1/52	(6,750,000)	(5,992,964)

TOTAL GINNIE MAE		(29,076,974)

Uniform Mortgage Backed Securities
2% 7/1/52	(5,550,000)	(4,815,839)
2% 7/1/52	(8,750,000)	(7,592,540)
2% 7/1/52	(7,850,000)	(6,811,593)
2% 7/1/52	(6,900,000)	(5,987,260)
2% 7/1/52	(12,100,000)	(10,499,397)
2.5% 7/1/52	(10,700,000)	(9,616,620)
2.5% 7/1/52	(4,850,000)	(4,358,935)
2.5% 7/1/52	(15,550,000)	(13,975,555)
3% 7/1/52	(4,800,000)	(4,467,372)
3.5% 7/1/52	(2,300,000)	(2,211,144)
3.5% 7/1/52	(700,000)	(672,957)
4.5% 7/1/52	(1,000,000)	(1,003,672)
4.5% 7/1/52	(1,700,000)	(1,706,242)
4.5% 7/1/52	(1,700,000)	(1,706,242)
4.5% 7/1/52	(725,000)	(727,662)
4.5% 7/1/52	(9,100,000)	(9,133,415)
5% 7/1/52	(7,400,000)	(7,549,154)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(92,835,599)

TOTAL TBA SALE COMMITMENTS
(Proceeds $121,370,877)		$(121,912,573)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	45	Sept. 2022	$5,333,907	$10,018	$10,018
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	24	Sept. 2022	5,040,375	(19,928)	(19,928)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	172	Sept. 2022	19,307,000	116,884	116,884
CBOT Long Term U.S. Treasury Bond Contracts (United States)	208	Sept. 2022	28,834,000	269,332	269,332

TOTAL SOLD					366,288

TOTAL FUTURES CONTRACTS					$376,306

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1.4%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount(1)	Value(2)	Upfront Premium Received/(Paid)(3)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$1,390,000	$24,446	$(3,402)	$21,044
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,070,000	36,405	(7,095)	29,310
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,460,000	43,264	(14,299)	28,965
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	710,000	12,487	(2,862)	9,625
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	37,812	(35,746)	2,066
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,680,000	82,306	(33,092)	49,214

TOTAL CREDIT DEFAULT SWAPS						$236,720	$(96,496)	$140,224

 (1) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

 (2) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (3) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $693,792,398 or 17.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,021,837.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $8,419,059.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$515,408,790	$815,454,097	$1,190,077,790	$411,781	$--	$(1)	$140,785,096	0.3%
Fidelity Securities Lending Cash Central Fund 1.58%	161,494,470	651,845,439	751,690,164	57,807	--	--	61,649,745	0.2%
Fidelity Specialized High Income Central Fund	87,005,374	1,840,041	14,582,827	1,839,976	734,866	(13,182,161)	61,815,293	19.2%
Total	$763,908,634	$1,469,139,577	$1,956,350,781	$2,309,564	$734,866	$(13,182,162)	$264,250,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,316,136,261	$--	$1,316,136,261	$--
U.S. Government and Government Agency Obligations	1,361,918,109	--	1,361,918,109	--
U.S. Government Agency - Mortgage Securities	828,494,207	--	828,494,207	--
Asset-Backed Securities	257,130,326	--	257,130,326	--
Collateralized Mortgage Obligations	30,081,482	--	30,081,482	--
Commercial Mortgage Securities	250,481,336	--	250,481,336	--
Municipal Securities	30,021,815	--	30,021,815	--
Foreign Government and Government Agency Obligations	9,682,819	--	9,682,819	--
Supranational Obligations	3,326,126	--	3,326,126	--
Bank Notes	9,091,590	--	9,091,590	--
Fixed-Income Funds	61,815,293	61,815,293	--	--
Money Market Funds	202,434,841	202,434,841	--	--
Total Investments in Securities:	$4,360,614,205	$264,250,134	$4,096,364,071	$--
Derivative Instruments:
Assets
Futures Contracts	$396,234	$396,234	$--	$--
Swaps	236,720	--	236,720	--
Total Assets	$632,954	$396,234	$236,720	$--
Liabilities
Futures Contracts	$(19,928)	$(19,928)	$--	$--
Total Liabilities	$(19,928)	$(19,928)	$--	$--
Total Derivative Instruments:	$613,026	$376,306	$236,720	$--
Other Financial Instruments:
TBA Sale Commitments	$(121,912,573)	$--	$(121,912,573)	$--
Total Other Financial Instruments:	$(121,912,573)	$--	$(121,912,573)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$236,720	$--
Total Credit Risk	236,720	--
Interest Rate Risk
Futures Contracts(b)	396,234	(19,928)
Total Interest Rate Risk	396,234	(19,928)
Total Value of Derivatives	$632,954	$(19,928)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $60,875,573) — See accompanying schedule: Unaffiliated issuers (cost $4,569,072,919)	$4,096,364,071
Fidelity Central Funds (cost $272,760,065)	264,250,134
Total Investment in Securities (cost $4,841,832,984)		$4,360,614,205
Receivable for investments sold		29,210
Receivable for TBA sale commitments		121,370,877
Receivable for fund shares sold		1,375,352
Interest receivable		24,330,460
Distributions receivable from Fidelity Central Funds		148,818
Bi-lateral OTC swaps, at value		236,720
Other receivables		7,074
Total assets		4,508,112,716
Liabilities
Payable for investments purchased
Regular delivery	$3,423,008
Delayed delivery	398,412,597
TBA sale commitments, at value	121,912,573
Payable for fund shares redeemed	4,636,444
Accrued management fee	976,068
Distribution and service plan fees payable	449,399
Payable for daily variation margin on futures contracts	496,784
Other affiliated payables	339,251
Other payables and accrued expenses	48,572
Collateral on securities loaned	61,649,745
Total liabilities		592,344,441
Net Assets		$3,915,768,275
Net Assets consist of:
Paid in capital		$4,484,150,233
Total accumulated earnings (loss)		(568,381,958)
Net Assets		$3,915,768,275
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($571,493,406 ÷ 50,298,590 shares)		$11.36
Service Class:
Net Asset Value, offering price and redemption price per share ($663,202,608 ÷ 59,190,054 shares)		$11.20
Service Class 2:
Net Asset Value, offering price and redemption price per share ($1,886,537,793 ÷ 171,307,632 shares)		$11.01
Investor Class:
Net Asset Value, offering price and redemption price per share ($794,534,468 ÷ 70,282,767 shares)		$11.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$48,967,400
Income from Fidelity Central Funds (including $57,807 from security lending)		2,309,564
Total income		51,276,964
Expenses
Management fee	$7,387,833
Transfer agent fees	1,886,187
Distribution and service plan fees	2,852,880
Accounting fees	585,377
Custodian fees and expenses	64,187
Independent trustees' fees and expenses	7,922
Registration fees	26,922
Audit	25,113
Legal	1,508
Miscellaneous	9,987
Total expenses before reductions	12,847,916
Expense reductions	(43,233)
Total expenses after reductions		12,804,683
Net investment income (loss)		38,472,281
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(46,640,688)
Redemptions in-kind with affiliated entities	(80,678,663)
Fidelity Central Funds	734,866
Futures contracts	1,981,373
Swaps	(9,568)
Total net realized gain (loss)		(124,612,680)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(462,984,299)
Fidelity Central Funds	(13,182,162)
Futures contracts	75,242
Swaps	140,224
TBA sale commitments	(364,529)
Total change in net unrealized appreciation (depreciation)		(476,315,524)
Net gain (loss)		(600,928,204)
Net increase (decrease) in net assets resulting from operations		$(562,455,923)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,472,281	$85,191,726
Net realized gain (loss)	(124,612,680)	308,284,560
Change in net unrealized appreciation (depreciation)	(476,315,524)	(432,476,248)
Net increase (decrease) in net assets resulting from operations	(562,455,923)	(38,999,962)
Distributions to shareholders	(263,675,735)	(259,145,498)
Share transactions - net increase (decrease)	(828,886,448)	478,920,867
Total increase (decrease) in net assets	(1,655,018,106)	180,775,407
Net Assets
Beginning of period	5,570,786,381	5,390,010,974
End of period	$3,915,768,275	$5,570,786,381

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investment Grade Bond Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.35	$14.09	$13.17	$12.34	$12.80	$12.64
Income from Investment Operations
Net investment income (loss)A,B	.101	.228	.328	.382	.311	.325
Net realized and unrealized gain (loss)	(1.463)	(.313)	.903	.806	(.381)	.204
Total from investment operations	(1.362)	(.085)	1.231	1.188	(.070)	.529
Distributions from net investment income	–	(.282)	(.306)	(.358)	(.313)	(.312)
Distributions from net realized gain	(.628)	(.373)	(.005)	–	(.077)	(.057)
Total distributions	(.628)	(.655)	(.311)	(.358)	(.390)	(.369)
Net asset value, end of period	$11.36	$13.35	$14.09	$13.17	$12.34	$12.80
Total ReturnC,D,E	(10.58)%	(.61)%	9.39%	9.67%	(.53)%	4.22%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.40%H	.39%	.39%	.40%	.40%	.41%
Expenses net of fee waivers, if any	.40%H	.39%	.39%	.40%	.40%	.41%
Expenses net of all reductions	.40%H	.39%	.39%	.40%	.40%	.41%
Net investment income (loss)	1.69%H	1.66%	2.38%	2.93%	2.49%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$571,493	$1,347,145	$1,322,750	$1,146,767	$928,285	$1,069,371
Portfolio turnover rateI	165%H,J	125%	11%	5%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.18	$13.93	$13.02	$12.20	$12.66	$12.50
Income from Investment Operations
Net investment income (loss)A,B	.093	.212	.310	.364	.295	.309
Net realized and unrealized gain (loss)	(1.445)	(.322)	.899	.800	(.377)	.207
Total from investment operations	(1.352)	(.110)	1.209	1.164	(.082)	.516
Distributions from net investment income	–	(.267)	(.294)	(.344)	(.301)	(.299)
Distributions from net realized gain	(.628)	(.373)	(.005)	–	(.077)	(.057)
Total distributions	(.628)	(.640)	(.299)	(.344)	(.378)	(.356)
Net asset value, end of period	$11.20	$13.18	$13.93	$13.02	$12.20	$12.66
Total ReturnC,D,E	(10.64)%	(.79)%	9.33%	9.58%	(.63)%	4.16%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.50%H	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.50%H	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.50%H	.49%	.49%	.50%	.50%	.51%
Net investment income (loss)	1.59%H	1.56%	2.28%	2.83%	2.39%	2.43%
Supplemental Data
Net assets, end of period (000 omitted)	$663,203	$732,762	$692,787	$582,182	$553,442	$587,652
Portfolio turnover rateI	165%H,J	125%	11%	5%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.98	$13.72	$12.83	$12.03	$12.49	$12.34
Income from Investment Operations
Net investment income (loss)A,B	.083	.188	.285	.340	.272	.286
Net realized and unrealized gain (loss)	(1.425)	(.310)	.885	.787	(.372)	.203
Total from investment operations	(1.342)	(.122)	1.170	1.127	(.100)	.489
Distributions from net investment income	–	(.245)	(.275)	(.327)	(.283)	(.282)
Distributions from net realized gain	(.628)	(.373)	(.005)	–	(.077)	(.057)
Total distributions	(.628)	(.618)	(.280)	(.327)	(.360)	(.339)
Net asset value, end of period	$11.01	$12.98	$13.72	$12.83	$12.03	$12.49
Total ReturnC,D,E	(10.73)%	(.90)%	9.16%	9.40%	(.79)%	3.99%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.65%H	.64%	.64%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.65%H	.64%	.64%	.65%	.65%	.66%
Expenses net of all reductions	.65%H	.64%	.64%	.65%	.65%	.66%
Net investment income (loss)	1.44%H	1.41%	2.13%	2.68%	2.24%	2.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,886,538	$2,135,986	$1,935,645	$1,698,902	$1,505,566	$1,514,502
Portfolio turnover rateI	165%H,J	125%	11%	5%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.29	$14.03	$13.12	$12.29	$12.75	$12.59
Income from Investment Operations
Net investment income (loss)A,B	.099	.223	.322	.376	.305	.319
Net realized and unrealized gain (loss)	(1.461)	(.313)	.896	.808	(.380)	.206
Total from investment operations	(1.362)	(.090)	1.218	1.184	(.075)	.525
Distributions from net investment income	–	(.277)	(.303)	(.354)	(.308)	(.308)
Distributions from net realized gain	(.628)	(.373)	(.005)	–	(.077)	(.057)
Total distributions	(.628)	(.650)	(.308)	(.354)	(.385)	(.365)
Net asset value, end of period	$11.30	$13.29	$14.03	$13.12	$12.29	$12.75
Total ReturnC,D,E	(10.63)%	(.64)%	9.33%	9.67%	(.57)%	4.20%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.43%H	.42%	.43%	.43%	.44%	.44%
Expenses net of fee waivers, if any	.43%H	.42%	.43%	.43%	.44%	.44%
Expenses net of all reductions	.43%H	.42%	.43%	.43%	.44%	.44%
Net investment income (loss)	1.66%H	1.63%	2.34%	2.90%	2.46%	2.49%
Supplemental Data
Net assets, end of period (000 omitted)	$794,534	$1,354,894	$1,438,829	$1,157,666	$879,703	$1,030,725
Portfolio turnover rateI	165%H,J	125%	11%	5%	8%	6%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,944,358
Gross unrealized depreciation	(483,213,735)
Net unrealized appreciation (depreciation)	$(481,269,377)
Tax cost	$4,841,858,416

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP Investment Grade Bond Portfolio
Credit Risk
Swaps	$(9,568)	$140,224
Total Credit Risk	(9,568)	140,224
Interest Rate Risk
Futures Contracts	1,981,373	75,242
Total Interest Rate Risk	1,981,373	75,242
Totals	$1,971,805	$215,466

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond Portfolio	2,456,995,414	2,226,375,629

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$342,928
Service Class 2	2,509,952
$2,852,880

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$380,716.07
Service Class	233,191.07
Service Class 2	682,707.07
Investor Class	589,573.10
	$1,886,187

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Investment Grade Bond Portfolio	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)	Participating classes
VIP Investment Grade Bond Portfolio	76,985,281	(80,678,663)	894,442,739	Initial Class & Investor Class

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed 48,402,199 shares of Fidelity VIP Investment Grade Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $5,391,666,950. The Fund had a net realized gain of $211,422,352 on the Fund's redemptions of Fidelity VIP Investment Grade Central Fund shares. The Fund recognized net gain on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Investment Grade Bond Portfolio	$4,514

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Investment Grade Bond Portfolio	$6,226	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $32.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $43,201.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Investment Grade Bond Portfolio
Distributions to shareholders
Initial Class	$61,606,258	$63,573,154
Service Class	34,558,149	33,731,276
Service Class 2	104,830,942	96,642,003
Investor Class	62,680,386	65,199,065
Total	$263,675,735	$259,145,498

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Investment Grade Bond Portfolio
Initial Class
Shares sold	34,349,875	23,787,330	$400,433,348	$326,447,227
Reinvestment of distributions	4,988,353	4,685,105	61,606,258	63,573,154
Shares redeemed	(89,938,867)	(21,419,922)	(1,051,532,925)	(294,255,196)
Net increase (decrease)	(50,600,639)	7,052,513	$(589,493,319)	$95,765,185
Service Class
Shares sold	10,115,168	14,736,969	$119,134,268	$200,617,709
Reinvestment of distributions	2,834,959	2,517,896	34,558,149	33,731,276
Shares redeemed	(9,338,979)	(11,426,710)	(110,996,492)	(154,576,440)
Net increase (decrease)	3,611,148	5,828,155	$42,695,925	$79,772,545
Service Class 2
Shares sold	7,513,990	29,363,179	$91,400,645	$392,701,313
Reinvestment of distributions	8,750,496	7,325,672	104,830,942	96,642,003
Shares redeemed	(9,533,214)	(13,231,365)	(111,174,502)	(177,343,438)
Net increase (decrease)	6,731,272	23,457,486	$85,057,085	$311,999,878
Investor Class
Shares sold	2,953,658	11,506,591	$35,646,284	$157,377,309
Reinvestment of distributions	5,100,150	4,825,246	62,680,386	65,199,065
Shares redeemed	(39,711,549)	(16,917,270)	(465,472,809)	(231,193,115)
Net increase (decrease)	(31,657,741)	(585,433)	$(367,146,139)	$(8,616,741)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Investment Grade Bond Portfolio	24%	1	40%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Investment Grade Bond Portfolio
Initial Class	.40%
Actual		$1,000.00	$894.20	$1.88
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Service Class	.50%
Actual		$1,000.00	$893.60	$2.35
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Service Class 2.65%
Actual		$1,000.00	$892.70	$3.05
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Investor Class	.43%
Actual		$1,000.00	$893.70	$2.02
Hypothetical-C		$1,000.00	$1,022.66	$2.16

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPIGB-SANN-0822
1.705629.124

Investment Grade Bond II Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations	59.6%
AAA	5.7%
AA	2.1%
A	10.0%
BBB	18.6%
BB and Below	3.4%
Not Rated	1.7%
Short-Term Investments and Net Other Assets*	(1.1)%

 * Short-Term Investments and Net Other Assets are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition. The information in the above tables is based on the combined investments of the Fund and its pro-rata share of investments of Fidelity's fixed-income central funds.

Asset Allocation (% of fund's net assets)

As of June 30, 2022*,**
Corporate Bonds	31.6%
U.S. Government and U.S. Government Agency Obligations	59.6%
Asset-Backed Securities	3.2%
CMOs and Other Mortgage Related Securities	4.5%
Municipal Bonds	0.7%
Other Investments	1.5%
Short-Term Investments and Net Other Assets (Liabilities)***	(1.1)%

 * Futures and Swaps - 0.9%

 ** Foreign investments - 9.0%

 *** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments in each non-money market Fidelity Central Fund.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.1%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	$284,000	$245,692
2.25% 2/1/32	467,000	381,531
2.55% 12/1/33	1,877,000	1,522,686
2.75% 6/1/31	509,000	439,526
2.95% 7/15/26	219,000	209,656
3.3% 2/1/52	484,000	355,230
3.5% 6/1/41	261,000	208,402
3.5% 9/15/53	864,000	654,911
3.55% 9/15/55	1,880,000	1,408,571
3.65% 6/1/51	400,000	312,851
3.65% 9/15/59	1,076,000	805,868
3.8% 2/15/27	247,000	241,973
3.8% 12/1/57	1,915,000	1,478,998
4.35% 6/15/45	175,000	152,788
4.5% 3/9/48	224,000	198,492
4.65% 6/1/44	216,000	196,102
Orange SA 5.5% 2/6/44	82,000	85,426
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	367,000	359,305
5.213% 3/8/47	180,000	159,520
7.045% 6/20/36	71,000	79,242
Verizon Communications, Inc.:
1.5% 9/18/30	110,000	87,913
1.68% 10/30/30	92,000	74,144
2.1% 3/22/28	751,000	667,054
2.355% 3/15/32	1,607,000	1,332,426
2.55% 3/21/31	2,142,000	1,831,426
2.987% 10/30/56	2,392,000	1,660,699
3% 3/22/27	163,000	154,820
3.55% 3/22/51	299,000	239,700
4.125% 3/16/27	192,000	191,536
4.272% 1/15/36	666,000	627,052
4.329% 9/21/28	419,000	416,718
4.4% 11/1/34	103,000	98,695
4.75% 11/1/41	27,000	25,810
4.862% 8/21/46	934,000	919,211
5.012% 4/15/49	67,000	68,012
5.012% 8/21/54	344,000	349,449
		18,241,435
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	286,000	245,776
2.65% 1/13/31	435,000	382,839
2.75% 9/1/49	286,000	204,145
3.5% 5/13/40	187,000	159,415
3.6% 1/13/51	186,000	155,243
3.7% 10/15/25	192,000	191,793
3.8% 3/22/30	2,891,000	2,795,189
3.8% 5/13/60	187,000	156,327
4.7% 3/23/50	1,046,000	1,031,639
5.4% 10/1/43	106,000	112,208
6.15% 3/1/37	108,000	124,354
6.15% 2/15/41	288,000	328,566
		5,887,494
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	204,000	187,494
1.1% 8/15/30	404,000	331,572
1.998% 8/15/26	63,000	59,653
2.05% 8/15/50	404,000	270,846
Baidu, Inc. 3.425% 4/7/30	334,000	306,572
		1,156,137
Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	701,000	561,401
3.5% 6/1/41	924,000	646,708
3.7% 4/1/51	243,000	164,437
3.85% 4/1/61	2,000,000	1,315,271
3.9% 6/1/52	4,000,000	2,776,857
4.2% 3/15/28	302,000	282,159
4.4% 4/1/33	318,000	283,922
4.8% 3/1/50	6,000,000	4,754,161
4.908% 7/23/25	704,000	705,633
5.05% 3/30/29	167,000	160,731
5.125% 7/1/49	339,000	280,597
5.25% 4/1/53	318,000	268,714
5.375% 5/1/47	2,438,000	2,075,863
5.5% 4/1/63	318,000	270,109
5.75% 4/1/48	143,000	128,179
6.384% 10/23/35	369,000	371,108
6.484% 10/23/45	474,000	460,808
6.834% 10/23/55	3,000,000	3,014,976
Comcast Corp.:
1.5% 2/15/31	390,000	313,439
1.95% 1/15/31	70,000	58,230
2.35% 1/15/27	653,000	608,699
2.45% 8/15/52	390,000	258,848
2.65% 2/1/30	216,000	193,278
2.8% 1/15/51	224,000	158,481
3.15% 3/1/26	137,000	133,353
3.3% 2/1/27	327,000	317,836
3.375% 8/15/25	376,000	370,676
3.4% 4/1/30	200,000	187,655
3.45% 2/1/50	204,000	162,270
3.7% 4/15/24	284,000	284,680
3.75% 4/1/40	160,000	140,234
3.9% 3/1/38	135,000	122,092
3.969% 11/1/47	143,000	123,655
4% 3/1/48	329,000	285,999
4.15% 10/15/28	517,000	515,565
4.65% 7/15/42	319,000	304,858
Discovery Communications LLC:
3.25% 4/1/23	64,000	63,815
3.625% 5/15/30	765,000	680,188
4% 9/15/55	314,000	219,959
4.65% 5/15/50	1,508,000	1,185,833
5.2% 9/20/47	230,000	197,289
Fox Corp.:
4.03% 1/25/24	288,000	288,025
4.709% 1/25/29	515,000	504,915
5.476% 1/25/39	331,000	321,344
5.576% 1/25/49	406,000	396,038
Magallanes, Inc.:
3.428% 3/15/24 (a)	513,000	502,910
3.638% 3/15/25 (a)	281,000	272,151
3.755% 3/15/27 (a)	853,000	800,107
4.054% 3/15/29 (a)	190,000	174,036
4.279% 3/15/32 (a)	4,437,000	3,965,535
5.05% 3/15/42 (a)	692,000	588,747
5.141% 3/15/52 (a)	5,724,000	4,804,439
Time Warner Cable LLC:
4.5% 9/15/42	418,000	326,299
5.5% 9/1/41	214,000	186,803
5.875% 11/15/40	188,000	172,281
6.55% 5/1/37	2,538,000	2,541,235
7.3% 7/1/38	585,000	610,833
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	140,000	129,293
3% 7/30/46	123,000	93,918
3.15% 9/17/25	260,000	255,780
4.125% 6/1/44	156,000	141,130
		42,484,385
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de CV:
3.625% 4/22/29	230,000	218,256
6.125% 11/15/37	229,000	248,651
Rogers Communications, Inc.:
2.9% 11/15/26	69,000	65,167
3.2% 3/15/27 (a)	594,000	563,414
3.625% 12/15/25	55,000	53,943
3.7% 11/15/49	167,000	127,265
3.8% 3/15/32 (a)	1,320,000	1,207,021
4.1% 10/1/23	132,000	132,775
5.45% 10/1/43	158,000	154,741
T-Mobile U.S.A., Inc.:
2.05% 2/15/28	412,000	357,694
2.25% 11/15/31	5,000,000	4,058,082
3.3% 2/15/51	412,000	300,012
3.5% 4/15/25	241,000	235,708
3.75% 4/15/27	997,000	960,031
3.875% 4/15/30	1,339,000	1,249,630
4.375% 4/15/40	396,000	353,480
4.5% 4/15/50	723,000	641,520
Vodafone Group PLC:
4.375% 5/30/28	702,000	698,759
5.125% 6/19/59	180,000	165,480
5.25% 5/30/48	655,000	623,145
		12,414,774

TOTAL COMMUNICATION SERVICES		80,184,225

CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.2%
American Honda Finance Corp.:
1.2% 7/8/25	321,000	296,231
2.3% 9/9/26	137,000	127,918
3.55% 1/12/24	669,000	669,930
General Motors Co.:
5% 10/1/28	189,000	183,123
5.2% 4/1/45	117,000	98,274
5.95% 4/1/49	173,000	160,650
6.6% 4/1/36	160,000	162,030
6.75% 4/1/46	196,000	196,663
6.8% 10/1/27	364,000	383,242
General Motors Financial Co., Inc.:
3.25% 1/5/23	197,000	196,666
3.85% 1/5/28	192,000	176,019
4% 1/15/25	169,000	166,565
4% 10/6/26	101,000	96,448
4.25% 5/15/23	261,000	261,889
4.3% 7/13/25	340,000	334,500
4.35% 1/17/27	219,000	210,088
5.65% 1/17/29	587,000	585,574
Honda Motor Co. Ltd. 2.534% 3/10/27	489,000	457,512
Toyota Motor Corp.:
0.681% 3/25/24	760,000	725,047
2.358% 7/2/24	170,000	166,308
2.362% 3/25/31	367,000	322,033
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (a)	627,000	622,510
		6,599,220
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	66,000	56,432
Duke University 2.832% 10/1/55	128,000	97,613
George Washington University:
4.126% 9/15/48	192,000	176,542
4.3% 9/15/44	55,000	51,983
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	127,000	119,908
4.25% 6/15/23	368,000	368,740
4.3% 2/21/48	136,000	117,484
Massachusetts Institute of Technology:
2.989% 7/1/50	128,000	104,794
3.885% 7/1/2116	78,000	65,078
3.959% 7/1/38	130,000	127,975
Northwestern University:
3.662% 12/1/57	152,000	132,856
4.643% 12/1/44	92,000	95,662
President and Fellows of Harvard College:
3.3% 7/15/56	133,000	113,187
3.619% 10/1/37	27,000	25,693
Rice University 3.774% 5/15/55	50,000	46,334
Trustees of Princeton Univ. 5.7% 3/1/39	27,000	31,775
University Notre Dame du Lac 3.438% 2/15/45	91,000	81,234
University of Chicago 3% 10/1/52	173,000	136,531
University of Southern California:
2.945% 10/1/51	314,000	244,759
5.25% 10/1/2111	55,000	57,424
		2,252,004
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. 3.25% 2/15/30	237,000	197,653
McDonald's Corp.:
3.3% 7/1/25	165,000	163,911
3.5% 7/1/27	475,000	465,416
3.6% 7/1/30	448,000	426,470
3.625% 9/1/49	339,000	279,899
3.7% 1/30/26	463,000	461,584
4.2% 4/1/50	164,000	146,466
4.45% 3/1/47	156,000	144,565
4.875% 12/9/45	149,000	146,393
6.3% 3/1/38	193,000	218,804
Metropolitan Museum of Art 3.4% 7/1/45	82,000	73,026
Starbucks Corp.:
2% 3/12/27	328,000	297,976
2.45% 6/15/26	274,000	258,400
3% 2/14/32	100,000	86,924
3.5% 11/15/50	113,000	88,412
3.8% 8/15/25	191,000	190,155
3.85% 10/1/23	51,000	51,359
4% 11/15/28	192,000	188,185
4.5% 11/15/48	129,000	116,627
		4,002,225
Household Durables - 0.0%
Lennar Corp. 4.75% 11/29/27	217,000	210,679
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	572,000	472,295
3.15% 2/9/51	589,000	404,083
Amazon.com, Inc.:
0.8% 6/3/25	302,000	281,169
1% 5/12/26	176,000	160,055
1.5% 6/3/30	534,000	443,688
2.1% 5/12/31	181,000	155,055
2.4% 2/22/23	435,000	434,303
2.5% 6/3/50	175,000	123,339
2.8% 8/22/24	178,000	176,588
3.1% 5/12/51	181,000	142,531
3.15% 8/22/27	287,000	279,042
3.875% 8/22/37	301,000	285,323
4.05% 8/22/47	522,000	488,593
4.25% 8/22/57	249,000	233,607
4.8% 12/5/34	165,000	172,802
		4,252,473
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	552,000	537,396
Multiline Retail - 0.0%
Dollar Tree, Inc. 4% 5/15/25	219,000	217,613
Kohl's Corp.:
4.25% 7/17/25	100,000	95,077
9.5% 5/15/25	43,000	45,393
Macy's Retail Holdings LLC 4.3% 2/15/43	130,000	81,900
Nordstrom, Inc.:
4% 3/15/27	124,000	109,120
5% 1/15/44	55,000	39,188
Target Corp.:
3.9% 11/15/47	405,000	363,066
4% 7/1/42	192,000	177,186
		1,128,543
Specialty Retail - 0.4%
AutoNation, Inc.:
3.85% 3/1/32	210,000	180,947
4.75% 6/1/30	96,000	90,306
AutoZone, Inc.:
3.125% 7/15/23	105,000	104,574
3.25% 4/15/25	110,000	107,914
3.625% 4/15/25	461,000	455,265
3.75% 6/1/27	159,000	154,064
4% 4/15/30	996,000	945,697
Lowe's Companies, Inc.:
1.3% 4/15/28	220,000	185,824
1.7% 10/15/30	334,000	267,830
3.35% 4/1/27	85,000	81,798
3.65% 4/5/29	294,000	277,181
3.7% 4/15/46	96,000	76,942
3.75% 4/1/32	899,000	834,062
4.05% 5/3/47	315,000	262,986
4.25% 4/1/52	1,065,000	922,234
4.45% 4/1/62	1,098,000	937,921
4.5% 4/15/30	811,000	801,270
O'Reilly Automotive, Inc.:
3.85% 6/15/23	77,000	76,746
4.2% 4/1/30	148,000	142,889
The Home Depot, Inc.:
2.375% 3/15/51	180,000	121,725
2.5% 4/15/27	333,000	314,385
2.8% 9/14/27	137,000	130,667
2.95% 6/15/29	574,000	535,706
3% 4/1/26	275,000	269,595
3.125% 12/15/49	183,000	142,243
3.3% 4/15/40	167,000	141,774
3.75% 2/15/24	184,000	185,843
3.9% 12/6/28	158,000	157,945
3.9% 6/15/47	235,000	210,080
4.2% 4/1/43	43,000	40,187
4.25% 4/1/46	90,000	84,474
4.5% 12/6/48	205,000	199,752
4.875% 2/15/44	79,000	80,174
5.875% 12/16/36	405,000	465,661
		9,986,661
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	171,000	166,525
2.85% 3/27/30	165,000	151,581
3.25% 3/27/40	334,000	286,026
3.375% 11/1/46	123,000	105,055
3.375% 3/27/50	165,000	140,313
Tapestry, Inc. 3.05% 3/15/32	80,000	65,177
		914,677

TOTAL CONSUMER DISCRETIONARY		29,883,878

CONSUMER STAPLES - 2.2%
Beverages - 1.2%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	10,000,000	9,398,898
Anheuser-Busch InBev Finance, Inc.:
4.625% 2/1/44	158,000	141,666
4.7% 2/1/36	1,297,000	1,242,561
4.9% 2/1/46	1,943,000	1,826,206
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	465,000	435,874
4.35% 6/1/40	443,000	396,415
4.439% 10/6/48	203,000	178,043
4.5% 6/1/50	628,000	564,557
4.6% 4/15/48	514,000	461,465
4.6% 6/1/60	465,000	406,464
4.75% 4/15/58	722,000	646,127
5.45% 1/23/39	589,000	598,835
5.55% 1/23/49	2,509,000	2,562,493
5.8% 1/23/59 (Reg. S)	1,804,000	1,876,313
8.2% 1/15/39	77,000	99,408
Constellation Brands, Inc.:
3.5% 5/9/27	274,000	263,032
3.7% 12/6/26	207,000	201,522
5.25% 11/15/48	199,000	195,352
Diageo Capital PLC:
1.375% 9/29/25	380,000	354,549
2% 4/29/30	407,000	347,202
2.125% 4/29/32	367,000	306,080
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	87,000	69,077
Molson Coors Beverage Co.:
3% 7/15/26	1,419,000	1,332,804
4.2% 7/15/46	363,000	298,016
5% 5/1/42	1,644,000	1,519,772
PepsiCo, Inc.:
1.4% 2/25/31	430,000	352,847
1.625% 5/1/30	1,184,000	1,004,007
2.375% 10/6/26	185,000	177,192
3% 10/15/27	499,000	485,728
3.6% 8/13/42	82,000	72,679
3.875% 3/19/60	167,000	155,117
4.25% 10/22/44	165,000	157,716
4.45% 4/14/46	159,000	159,805
The Coca-Cola Co.:
1.375% 3/15/31	334,000	271,875
1.45% 6/1/27	230,000	208,146
1.65% 6/1/30	230,000	195,035
2.5% 6/1/40	230,000	179,947
2.5% 3/15/51	167,000	120,945
2.6% 6/1/50	230,000	171,274
2.75% 6/1/60	230,000	162,660
3.375% 3/25/27	713,000	706,932
3.45% 3/25/30	436,000	424,096
		30,728,732
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.:
1.375% 6/20/27	483,000	433,307
2.75% 5/18/24	165,000	163,873
Kroger Co.:
1.7% 1/15/31	145,000	115,613
2.65% 10/15/26	78,000	72,964
3.5% 2/1/26	110,000	108,789
3.95% 1/15/50	100,000	84,364
5.15% 8/1/43	75,000	73,469
5.4% 1/15/49	178,000	186,253
Sysco Corp.:
3.3% 7/15/26	90,000	87,041
3.3% 2/15/50	387,000	288,569
3.75% 10/1/25	156,000	154,721
6.6% 4/1/40	270,000	306,558
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	344,000	303,671
3.45% 6/1/26	137,000	133,223
4.65% 6/1/46	151,000	134,009
Walmart, Inc.:
2.95% 9/24/49	173,000	138,798
3.3% 4/22/24	521,000	522,001
3.4% 6/26/23	257,000	257,751
3.7% 6/26/28	337,000	336,051
4.05% 6/29/48	498,000	486,745
4.3% 4/22/44	165,000	159,264
5.625% 4/1/40	55,000	62,963
5.625% 4/15/41	126,000	144,389
6.5% 8/15/37	227,000	286,185
		5,040,571
Food Products - 0.4%
Campbell Soup Co. 4.8% 3/15/48	384,000	356,923
Conagra Brands, Inc.:
3.2% 1/25/23	126,000	125,893
4.3% 5/1/24	246,000	246,942
4.85% 11/1/28	374,000	368,862
5.3% 11/1/38	136,000	128,225
5.4% 11/1/48	246,000	232,320
General Mills, Inc.:
2.875% 4/15/30	289,000	255,998
3% 2/1/51	168,000	122,068
4.2% 4/17/28	472,000	468,288
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	1,107,000	960,588
3.625% 1/15/32 (a)	381,000	307,658
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	991,000	761,049
5.125% 2/1/28 (a)	1,205,000	1,176,707
5.5% 1/15/30 (a)	159,000	150,462
5.75% 4/1/33 (a)	2,485,000	2,366,441
6.5% 4/15/29 (a)	21,000	21,126
Kraft Heinz Foods Co.:
3.875% 5/15/27	1,001,000	968,018
4.375% 6/1/46	500,000	416,703
Tyson Foods, Inc.:
3.95% 8/15/24	208,000	207,601
4% 3/1/26	202,000	200,701
4.35% 3/1/29	247,000	244,231
5.1% 9/28/48	256,000	256,277
Unilever Capital Corp. 1.375% 9/14/30	503,000	408,900
		10,751,981
Household Products - 0.1%
Colgate-Palmolive Co. 3.25% 3/15/24	274,000	273,239
Kimberly-Clark Corp.:
1.05% 9/15/27	579,000	505,476
2.4% 6/1/23	219,000	217,268
3.1% 3/26/30	116,000	108,434
3.2% 7/30/46	69,000	55,233
3.95% 11/1/28	234,000	233,248
Procter & Gamble Co.:
1% 4/23/26	315,000	289,245
1.95% 4/23/31	500,000	431,568
2.85% 8/11/27	123,000	119,031
3% 3/25/30	272,000	256,628
3.1% 8/15/23	274,000	275,533
		2,764,903
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	467,000	393,330
Tobacco - 0.3%
Altria Group, Inc.:
3.8% 2/14/24	127,000	126,778
3.875% 9/16/46	274,000	184,324
4.25% 8/9/42	963,000	719,005
4.5% 5/2/43	466,000	349,640
4.8% 2/14/29	491,000	466,535
5.375% 1/31/44	422,000	358,753
5.8% 2/14/39	256,000	232,648
5.95% 2/14/49	452,000	396,069
BAT Capital Corp.:
3.222% 8/15/24	282,000	274,106
3.557% 8/15/27	580,000	530,606
4.39% 8/15/37	298,000	236,401
4.54% 8/15/47	459,000	336,542
4.758% 9/6/49	334,000	251,831
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,945,000	1,904,554
Philip Morris International, Inc.:
2.125% 5/10/23	85,000	84,280
2.75% 2/25/26	103,000	98,676
3.6% 11/15/23	101,000	101,293
3.875% 8/21/42	132,000	103,234
4.125% 3/4/43	274,000	221,195
4.875% 11/15/43	165,000	146,832
6.375% 5/16/38	40,000	41,806
Reynolds American, Inc.:
4.45% 6/12/25	488,000	485,062
4.85% 9/15/23	49,000	49,486
5.7% 8/15/35	153,000	145,113
5.85% 8/15/45	116,000	97,335
6.15% 9/15/43	502,000	464,651
7.25% 6/15/37	570,000	592,792
		8,999,547

TOTAL CONSUMER STAPLES		58,679,064

ENERGY - 2.9%
Energy Equipment & Services - 0.0%
Baker Hughes Co.:
4.08% 12/15/47	659,000	557,115
5.125% 9/15/40	55,000	53,895
Halliburton Co.:
2.92% 3/1/30	264,000	233,141
3.8% 11/15/25	14,000	13,861
4.85% 11/15/35	270,000	259,619
5% 11/15/45	207,000	189,820
7.45% 9/15/39	41,000	47,795
		1,355,246
Oil, Gas & Consumable Fuels - 2.9%
Apache Corp. 5.1% 9/1/40	82,000	69,239
Boardwalk Pipelines LP 4.95% 12/15/24	130,000	130,891
BP Capital Markets PLC:
2.5% 11/6/22	82,000	81,999
3.279% 9/19/27	349,000	334,122
Canadian Natural Resources Ltd.:
2.95% 1/15/23	320,000	318,839
3.8% 4/15/24	852,000	846,082
3.9% 2/1/25	51,000	50,458
4.95% 6/1/47	175,000	165,736
5.85% 2/1/35	644,000	653,298
6.25% 3/15/38	188,000	198,778
Cenovus Energy, Inc.:
2.65% 1/15/32	196,000	162,093
4.25% 4/15/27	1,064,000	1,042,873
5.4% 6/15/47	258,000	247,820
6.75% 11/15/39	55,000	58,664
Chevron Corp.:
1.141% 5/11/23	214,000	210,331
1.554% 5/11/25	204,000	193,434
1.995% 5/11/27	171,000	157,175
2.236% 5/11/30	204,000	179,032
2.895% 3/3/24	645,000	643,363
2.954% 5/16/26	302,000	294,310
2.978% 5/11/40	171,000	135,793
3.078% 5/11/50	204,000	162,212
Chevron U.S.A., Inc.:
4.2% 10/15/49	120,000	109,812
4.95% 8/15/47	378,000	381,515
Columbia Pipeline Group, Inc. 4.5% 6/1/25	259,000	261,132
ConocoPhillips Co.:
5.95% 3/15/46	165,000	187,153
6.5% 2/1/39	206,000	241,752
DCP Midstream Operating LP:
3.875% 3/15/23	325,000	321,903
5.6% 4/1/44	154,000	124,450
6.45% 11/3/36 (a)	311,000	304,780
Devon Energy Corp.:
5% 6/15/45	456,000	422,866
5.6% 7/15/41	79,000	78,472
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49 (a)	334,000	267,852
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	445,000	442,858
Enbridge, Inc.:
3.5% 6/10/24	77,000	76,157
4% 10/1/23	353,000	354,382
4.25% 12/1/26	223,000	220,693
5.5% 12/1/46	397,000	408,344
Energy Transfer LP:
3.6% 2/1/23	234,000	233,335
3.75% 5/15/30	750,000	675,914
3.9% 5/15/24 (b)	166,000	164,711
3.9% 7/15/26	206,000	197,941
4.2% 9/15/23	149,000	149,221
4.25% 3/15/23	128,000	127,934
4.5% 4/15/24	158,000	158,072
4.95% 6/15/28	767,000	755,791
5% 5/15/50	1,377,000	1,171,750
5.15% 3/15/45	219,000	187,254
5.25% 4/15/29	258,000	255,538
5.3% 4/1/44	159,000	137,921
5.4% 10/1/47	320,000	280,760
5.8% 6/15/38	523,000	489,883
6% 6/15/48	723,000	679,192
6.25% 4/15/49	257,000	249,114
Enterprise Products Operating LP:
3.3% 2/15/53	104,000	75,648
3.7% 2/15/26	652,000	640,775
3.95% 2/15/27	710,000	698,628
4.2% 1/31/50	163,000	135,922
4.25% 2/15/48	547,000	460,125
4.8% 2/1/49	201,000	181,757
4.85% 8/15/42	69,000	63,270
4.85% 3/15/44	137,000	124,811
4.9% 5/15/46	117,000	106,920
5.7% 2/15/42	55,000	55,340
7.55% 4/15/38	55,000	65,057
EOG Resources, Inc. 4.15% 1/15/26	154,000	155,175
Equinor ASA:
2.375% 5/22/30	316,000	276,939
3.125% 4/6/30	274,000	254,058
3.625% 9/10/28	331,000	323,462
3.7% 3/1/24	100,000	100,434
3.7% 4/6/50	438,000	376,606
5.1% 8/17/40	55,000	57,020
Exxon Mobil Corp.:
1.571% 4/15/23	1,001,000	991,028
2.726% 3/1/23	274,000	273,961
3.043% 3/1/26	228,000	223,621
3.452% 4/15/51	114,000	93,134
3.482% 3/19/30	2,355,000	2,258,575
3.567% 3/6/45	182,000	153,513
Hess Corp.:
3.5% 7/15/24	104,000	102,384
4.3% 4/1/27	614,000	598,520
5.6% 2/15/41	1,596,000	1,554,971
5.8% 4/1/47	117,000	116,685
7.125% 3/15/33	126,000	140,238
7.3% 8/15/31	168,000	188,021
7.875% 10/1/29	551,000	633,542
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	548,000	548,555
3.5% 9/1/23	55,000	54,832
4.25% 9/1/24	411,000	411,219
4.7% 11/1/42	104,000	87,352
5% 3/1/43	27,000	23,622
5.5% 3/1/44	192,000	179,865
5.625% 9/1/41	27,000	25,124
6.55% 9/15/40	140,000	145,520
Kinder Morgan, Inc.:
4.3% 3/1/28	273,000	265,579
5.2% 3/1/48	241,000	220,147
5.3% 12/1/34	234,000	228,580
5.55% 6/1/45	573,000	539,648
Magellan Midstream Partners LP:
4.25% 9/15/46	151,000	125,973
5% 3/1/26	82,000	83,831
Marathon Oil Corp. 5.2% 6/1/45	137,000	125,573
Marathon Petroleum Corp.:
4.5% 4/1/48	160,000	134,531
4.7% 5/1/25	601,000	608,037
6.5% 3/1/41	27,000	29,470
MPLX LP:
4.125% 3/1/27	259,000	250,406
4.5% 7/15/23	248,000	248,705
4.7% 4/15/48	535,000	449,738
4.8% 2/15/29	393,000	386,446
4.875% 12/1/24	344,000	346,346
5.2% 3/1/47	168,000	152,295
5.5% 2/15/49	662,000	614,021
Occidental Petroleum Corp.:
6.2% 3/15/40	214,000	210,790
6.45% 9/15/36	578,000	592,450
6.6% 3/15/46	717,000	761,454
7.5% 5/1/31	964,000	1,036,300
ONEOK Partners LP 3.375% 10/1/22	137,000	137,006
ONEOK, Inc.:
4.45% 9/1/49	160,000	127,430
4.95% 7/13/47	160,000	136,414
5.2% 7/15/48	83,000	73,589
Ovintiv, Inc. 6.5% 2/1/38	244,000	251,798
Petroleos Mexicanos:
4.5% 1/23/26	668,000	578,822
5.95% 1/28/31	457,000	333,427
6.35% 2/12/48	1,658,000	963,298
6.49% 1/23/27	481,000	411,928
6.5% 3/13/27	607,000	523,993
6.5% 1/23/29	698,000	567,649
6.7% 2/16/32	634,000	480,255
6.75% 9/21/47	1,520,000	931,000
6.84% 1/23/30	2,319,000	1,826,213
6.95% 1/28/60	989,000	608,730
7.69% 1/23/50	2,036,000	1,359,030
8.75% 6/2/29 (a)	15,000,000	13,418,438
Phillips 66 Co.:
3.7% 4/6/23	60,000	59,996
3.85% 4/9/25	77,000	76,524
4.875% 11/15/44	27,000	26,186
5.875% 5/1/42	260,000	282,531
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	166,000	146,256
3.6% 11/1/24	371,000	362,867
4.65% 10/15/25	336,000	332,677
4.9% 2/15/45	52,000	41,819
6.65% 1/15/37	77,000	76,840
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,002,000	960,234
Shell International Finance BV:
2% 11/7/24	270,000	262,099
2.375% 11/7/29	907,000	800,668
3.125% 11/7/49	384,000	294,517
3.25% 5/11/25	388,000	383,239
3.5% 11/13/23	192,000	193,266
3.875% 11/13/28	234,000	230,838
4% 5/10/46	110,000	97,952
4.375% 5/11/45	365,000	339,349
6.375% 12/15/38	115,000	133,490
Spectra Energy Partners LP:
3.375% 10/15/26	447,000	425,143
4.75% 3/15/24	132,000	133,043
Suncor Energy, Inc.:
4% 11/15/47	137,000	117,014
6.8% 5/15/38	232,000	260,389
6.85% 6/1/39	55,000	62,267
The Williams Companies, Inc.:
3.5% 11/15/30	1,068,000	962,556
3.7% 1/15/23	152,000	152,243
3.75% 6/15/27	640,000	611,136
3.9% 1/15/25	250,000	246,972
4.3% 3/4/24	684,000	686,959
4.5% 11/15/23	220,000	221,528
4.55% 6/24/24	1,831,000	1,845,506
4.85% 3/1/48	231,000	208,943
5.75% 6/24/44	52,000	51,861
Total Capital International SA:
2.7% 1/25/23	52,000	51,944
3.127% 5/29/50	98,000	74,911
3.455% 2/19/29	585,000	556,851
3.461% 7/12/49	179,000	144,688
3.75% 4/10/24	55,000	55,153
TransCanada PipeLines Ltd.:
2.5% 8/1/22	137,000	136,931
4.75% 5/15/38	288,000	272,240
4.875% 1/15/26	137,000	139,088
4.875% 5/15/48	135,000	129,440
5.1% 3/15/49	96,000	94,796
6.1% 6/1/40	184,000	198,427
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	288,000	258,636
3.95% 5/15/50	572,000	474,784
4.45% 8/1/42	212,000	187,437
4.6% 3/15/48	110,000	99,698
Valero Energy Corp.:
2.85% 4/15/25	483,000	466,776
4% 4/1/29	256,000	242,174
6.625% 6/15/37	149,000	161,884
Western Gas Partners LP:
3.95% 6/1/25	109,000	102,869
4.5% 3/1/28	251,000	227,155
4.65% 7/1/26	1,137,000	1,071,623
4.75% 8/15/28	145,000	132,475
		75,917,451

TOTAL ENERGY		77,272,697

FINANCIALS - 12.8%
Banks - 6.5%
Banco Santander SA:
1.849% 3/25/26	400,000	359,490
2.958% 3/25/31	400,000	335,077
3.225% 11/22/32 (b)	200,000	158,181
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (b)(c)	692,000	648,563
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 1.53% 12/6/25 (b)(c)	1,351,000	1,257,031
1.658% 3/11/27 (b)	532,000	476,794
1.734% 7/22/27 (b)	690,000	613,338
2.087% 6/14/29 (b)	157,000	134,452
2.299% 7/21/32 (b)	2,174,000	1,756,802
2.651% 3/11/32 (b)	506,000	425,222
2.676% 6/19/41 (b)	340,000	244,636
2.687% 4/22/32 (b)	246,000	206,521
2.831% 10/24/51 (b)	276,000	189,000
2.972% 7/21/52 (b)	268,000	190,273
3.004% 12/20/23 (b)	290,000	289,049
3.194% 7/23/30 (b)	1,318,000	1,181,527
3.248% 10/21/27	103,000	96,811
3.3% 1/11/23	545,000	545,871
3.366% 1/23/26 (b)	724,000	701,188
3.419% 12/20/28 (b)	3,213,000	2,992,132
3.5% 4/19/26	631,000	614,750
3.593% 7/21/28 (b)	304,000	286,703
3.705% 4/24/28 (b)	241,000	229,733
3.846% 3/8/37 (b)	197,000	170,277
3.864% 7/23/24 (b)	1,215,000	1,209,664
3.95% 4/21/25	518,000	510,905
3.97% 3/5/29 (b)	601,000	573,080
3.974% 2/7/30 (b)	388,000	366,498
4% 4/1/24	133,000	133,913
4% 1/22/25	165,000	164,267
4.083% 3/20/51 (b)	173,000	149,102
4.1% 7/24/23	192,000	193,841
4.183% 11/25/27	425,000	413,039
4.2% 8/26/24	2,742,000	2,747,243
4.25% 10/22/26	645,000	635,911
4.271% 7/23/29 (b)	494,000	474,642
4.33% 3/15/50 (b)	359,000	322,402
4.443% 1/20/48 (b)	418,000	382,109
4.45% 3/3/26	547,000	544,355
4.571% 4/27/33 (b)	10,000,000	9,732,110
5% 1/21/44	147,000	144,390
5.875% 2/7/42	90,000	97,144
6.11% 1/29/37	194,000	208,683
7.75% 5/14/38	114,000	140,461
Bank of Montreal:
3.3% 2/5/24	444,000	443,056
3.803% 12/15/32 (b)	320,000	296,603
Bank of Nova Scotia:
3.4% 2/11/24	1,109,000	1,103,653
4.5% 12/16/25	435,000	434,506
Barclays PLC:
2.279% 11/24/27 (b)	500,000	443,256
2.852% 5/7/26 (b)	1,383,000	1,305,961
2.894% 11/24/32 (b)	520,000	417,967
3.932% 5/7/25 (b)	435,000	427,915
4.375% 1/12/26	781,000	772,959
4.836% 5/9/28	263,000	253,007
4.95% 1/10/47	443,000	417,141
5.088% 6/20/30 (b)	923,000	871,217
5.2% 5/12/26	781,000	777,667
BB&T Corp. 3.75% 12/6/23	482,000	484,873
BNP Paribas SA 2.219% 6/9/26 (a)(b)	947,000	874,245
Canadian Imperial Bank of Commerce 3.6% 4/7/32	398,000	361,286
Citigroup, Inc.:
3 month U.S. LIBOR + 1.020% 4.044% 6/1/24 (b)(c)	548,000	546,521
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(c)	632,000	590,498
1.122% 1/28/27 (b)	487,000	430,008
2.561% 5/1/32 (b)	414,000	340,872
2.7% 10/27/22	1,255,000	1,256,033
3.106% 4/8/26 (b)	854,000	819,802
3.352% 4/24/25 (b)	623,000	610,197
3.668% 7/24/28 (b)	1,119,000	1,056,401
3.7% 1/12/26	305,000	298,868
3.875% 3/26/25	1,193,000	1,176,340
3.887% 1/10/28 (b)	123,000	118,259
3.98% 3/20/30 (b)	976,000	912,816
4.05% 7/30/22	226,000	226,216
4.125% 7/25/28	423,000	405,747
4.3% 11/20/26	218,000	214,860
4.4% 6/10/25	110,000	109,836
4.412% 3/31/31 (b)	1,601,000	1,529,065
4.45% 9/29/27	3,118,000	3,053,556
4.6% 3/9/26	441,000	441,558
4.65% 7/23/48	389,000	362,112
4.75% 5/18/46	216,000	192,853
4.91% 5/24/33 (b)	11,248,000	11,098,689
5.3% 5/6/44	55,000	52,677
5.5% 9/13/25	831,000	853,742
5.875% 1/30/42	149,000	158,268
8.125% 7/15/39	219,000	284,889
Citizens Financial Group, Inc. 2.638% 9/30/32	662,000	528,031
Comerica, Inc. 3.8% 7/22/26	100,000	98,186
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	328,000	291,889
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	909,000	909,727
Discover Bank 4.2% 8/8/23	358,000	359,235
Export-Import Bank of Korea:
0.625% 2/9/26	719,000	647,486
2.875% 1/21/25	208,000	204,572
Fifth Third Bancorp:
2.55% 5/5/27	407,000	372,990
8.25% 3/1/38	57,000	73,074
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	210,000	208,651
HSBC Holdings PLC:
2.013% 9/22/28 (b)	1,336,000	1,142,729
2.099% 6/4/26 (b)	500,000	461,831
3.803% 3/11/25 (b)	891,000	878,524
3.9% 5/25/26	302,000	295,159
4.25% 3/14/24	276,000	274,687
4.292% 9/12/26 (b)	1,276,000	1,246,639
4.375% 11/23/26	787,000	769,269
4.95% 3/31/30	398,000	393,211
6.5% 9/15/37	288,000	307,278
6.8% 6/1/38	167,000	180,205
HSBC U.S.A., Inc. 3.5% 6/23/24	192,000	190,765
ING Groep NV:
1.726% 4/1/27 (b)	253,000	225,887
2.727% 4/1/32 (b)	256,000	213,044
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	545,000	520,429
5.71% 1/15/26 (a)	1,614,000	1,537,413
Japan Bank International Cooperation:
0.625% 5/22/23	778,000	762,289
1.25% 1/21/31	1,072,000	902,341
2.375% 4/20/26	358,000	345,819
2.875% 6/1/27	208,000	203,052
3.25% 7/20/28	246,000	243,609
3.375% 10/31/23	890,000	892,870
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	1,241,000	1,150,988
1.47% 9/22/27 (b)	821,000	720,067
1.953% 2/4/32 (b)	440,000	351,680
2.083% 4/22/26 (b)	1,010,000	944,424
2.522% 4/22/31 (b)	329,000	280,215
2.545% 11/8/32 (b)	642,000	533,399
2.95% 10/1/26	692,000	658,466
2.956% 5/13/31 (b)	884,000	763,231
3.109% 4/22/51 (b)	409,000	299,762
3.22% 3/1/25 (b)	478,000	469,400
3.25% 9/23/22	110,000	110,170
3.3% 4/1/26	247,000	239,807
3.375% 5/1/23	52,000	52,001
3.509% 1/23/29 (b)	867,000	810,951
3.54% 5/1/28 (b)	466,000	441,816
3.559% 4/23/24 (b)	274,000	273,158
3.797% 7/23/24 (b)	1,098,000	1,093,912
3.875% 9/10/24	6,391,000	6,378,447
3.882% 7/24/38 (b)	123,000	108,411
3.9% 7/15/25	592,000	592,935
3.96% 1/29/27 (b)	334,000	325,867
3.964% 11/15/48 (b)	258,000	218,603
4.005% 4/23/29 (b)	563,000	539,618
4.125% 12/15/26	1,929,000	1,911,671
4.203% 7/23/29 (b)	1,198,000	1,155,453
4.323% 4/26/28 (b)	326,000	320,629
4.452% 12/5/29 (b)	335,000	326,259
4.493% 3/24/31 (b)	1,607,000	1,569,418
4.586% 4/26/33 (b)	326,000	320,211
4.85% 2/1/44	137,000	131,248
4.95% 6/1/45	262,000	250,031
5.5% 10/15/40	156,000	160,550
5.6% 7/15/41	41,000	42,802
5.625% 8/16/43	137,000	142,207
Korea Development Bank:
0.4% 6/19/24	300,000	283,770
1.625% 1/19/31	367,000	311,998
Lloyds Banking Group PLC:
4.344% 1/9/48	411,000	335,802
4.582% 12/10/25	320,000	313,751
4.65% 3/24/26	236,000	231,218
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	309,000	272,911
2.309% 7/20/32 (b)	300,000	244,212
2.801% 7/18/24	224,000	218,195
3.195% 7/18/29	390,000	351,844
3.455% 3/2/23	503,000	503,696
3.751% 7/18/39	217,000	188,118
3.961% 3/2/28	603,000	581,453
Mizuho Financial Group, Inc.:
1.554% 7/9/27 (b)	317,000	278,827
2.226% 5/25/26 (b)	374,000	349,549
2.26% 7/9/32 (b)	314,000	250,678
2.591% 5/25/31 (b)	454,000	380,011
3.549% 3/5/23	329,000	329,992
NatWest Group PLC:
3 month U.S. LIBOR + 1.750% 4.892% 5/18/29 (b)(c)	234,000	226,770
3.073% 5/22/28 (b)	584,000	530,886
3.754% 11/1/29 (b)	354,000	339,979
4.8% 4/5/26	358,000	356,631
5.125% 5/28/24	2,577,000	2,582,272
6% 12/19/23	1,310,000	1,333,260
6.1% 6/10/23	1,679,000	1,700,519
6.125% 12/15/22	1,035,000	1,039,569
NatWest Markets PLC 2.375% 5/21/23 (a)	1,092,000	1,076,504
Oesterreichische Kontrollbank AG 0.375% 9/17/25	299,000	273,845
PNC Financial Services Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Indx + 0.000% 4.626% 6/6/33 (b)(c)	15,000,000	14,486,524
1.15% 8/13/26	345,000	308,253
2.2% 11/1/24	185,000	179,174
2.6% 7/23/26	667,000	631,415
3.5% 1/23/24	479,000	479,067
3.9% 4/29/24	155,000	155,376
Rabobank Nederland:
3.75% 7/21/26	528,000	503,451
4.375% 8/4/25	936,000	928,144
5.25% 5/24/41	82,000	88,491
Rabobank Nederland New York Branch 2.75% 1/10/23	466,000	465,795
Royal Bank of Canada:
1.2% 4/27/26	308,000	276,691
2.05% 1/21/27	567,000	518,354
4.65% 1/27/26	356,000	358,945
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	717,000	632,818
3.4% 1/18/23	299,000	298,558
Santander UK Group Holdings PLC 2.469% 1/11/28 (b)	334,000	295,116
Societe Generale:
1.038% 6/18/25 (a)(b)	1,987,000	1,858,266
1.488% 12/14/26 (a)(b)	1,222,000	1,077,838
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	390,000	358,172
2.142% 9/23/30	380,000	304,440
2.174% 1/14/27	781,000	706,286
2.348% 1/15/25	247,000	236,216
2.75% 1/15/30	234,000	203,464
2.778% 10/18/22	207,000	207,082
3.05% 1/14/42	400,000	306,087
3.102% 1/17/23	1,046,000	1,045,584
3.936% 10/16/23	430,000	431,817
The Toronto-Dominion Bank:
2.65% 6/12/24	637,000	625,097
3.25% 3/11/24	834,000	828,358
3.5% 7/19/23	274,000	274,564
Truist Financial Corp. 1.267% 3/2/27 (b)	899,000	805,212
U.S. Bancorp:
1.375% 7/22/30	334,000	266,151
3% 7/30/29	297,000	270,211
3.1% 4/27/26	247,000	238,073
Wells Fargo & Co.:
2.164% 2/11/26 (b)	1,018,000	956,782
2.188% 4/30/26 (b)	806,000	754,055
2.406% 10/30/25 (b)	1,970,000	1,875,447
2.572% 2/11/31 (b)	644,000	553,600
3% 10/23/26	557,000	525,556
3.068% 4/30/41 (b)	487,000	377,140
3.3% 9/9/24	127,000	125,295
3.35% 3/2/33 (b)	157,000	139,332
3.526% 3/24/28 (b)	1,167,000	1,105,321
3.55% 9/29/25	116,000	113,931
3.584% 5/22/28 (b)	287,000	272,280
3.75% 1/24/24	1,176,000	1,178,785
3.9% 5/1/45	130,000	109,284
4.1% 6/3/26	88,000	86,558
4.4% 6/14/46	196,000	170,602
4.478% 4/4/31 (b)	1,796,000	1,756,402
4.48% 1/16/24	105,000	106,259
4.75% 12/7/46	439,000	401,885
4.9% 11/17/45	265,000	245,615
5.013% 4/4/51 (b)	2,815,000	2,760,948
5.375% 11/2/43	184,000	180,227
5.606% 1/15/44	312,000	313,982
Westpac Banking Corp.:
1.953% 11/20/28	200,000	174,513
2.85% 5/13/26	130,000	124,552
3.3% 2/26/24	891,000	889,416
4.11% 7/24/34 (b)	800,000	731,203
4.421% 7/24/39	160,000	143,211
Zions Bancorp NA 4.5% 6/13/23	6,000	6,009
		171,155,413
Capital Markets - 2.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	826,000	814,929
4.25% 2/15/24	538,000	541,354
Ares Capital Corp.:
2.15% 7/15/26	705,000	590,869
3.25% 7/15/25	173,000	159,932
3.875% 1/15/26	1,565,000	1,437,202
4.2% 6/10/24	1,118,000	1,097,688
Bank of New York Mellon Corp.:
1.8% 7/28/31	574,000	464,718
2.8% 5/4/26	154,000	148,319
2.95% 1/29/23	411,000	410,564
BlackRock, Inc.:
2.1% 2/25/32	397,000	327,882
3.5% 3/18/24	80,000	80,322
Brookfield Finance, Inc. 2.724% 4/15/31	690,000	583,100
Charles Schwab Corp.:
0.75% 3/18/24	768,000	736,589
2% 3/20/28	579,000	516,774
2.45% 3/3/27	667,000	622,053
CME Group, Inc.:
2.65% 3/15/32	97,000	85,896
5.3% 9/15/43	170,000	184,858
Credit Suisse AG 3.625% 9/9/24	272,000	267,077
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	1,329,000	1,250,356
3.75% 3/26/25	585,000	566,654
3.8% 6/9/23	1,626,000	1,610,562
3.869% 1/12/29 (a)(b)	505,000	453,801
4.194% 4/1/31 (a)(b)	1,208,000	1,068,886
4.55% 4/17/26	323,000	315,688
4.875% 5/15/45	310,000	263,661
Deutsche Bank AG:
4.1% 1/13/26	330,000	325,936
4.5% 4/1/25	1,502,000	1,429,893
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	171,000	147,570
3.3% 11/16/22	1,421,000	1,420,586
3.7% 5/30/24	269,000	264,202
3.95% 2/27/23	473,000	471,964
4.1% 1/13/26	598,000	586,628
Eaton Vance Corp. 3.625% 6/15/23	77,000	76,852
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	471,000	428,495
1.093% 12/9/26 (b)	1,144,000	1,018,914
2.383% 7/21/32 (b)	1,960,000	1,584,966
2.6% 2/7/30	334,000	284,874
2.615% 4/22/32 (b)	848,000	704,039
2.65% 10/21/32 (b)	434,000	357,632
3.2% 2/23/23	1,533,000	1,533,534
3.272% 9/29/25 (b)	167,000	162,252
3.436% 2/24/43 (b)	137,000	107,418
3.5% 1/23/25	1,432,000	1,410,745
3.625% 1/22/23	247,000	247,770
3.625% 2/20/24	288,000	287,069
3.691% 6/5/28 (b)	5,717,000	5,421,329
3.75% 2/25/26	160,000	156,840
3.8% 3/15/30	1,945,000	1,803,540
3.85% 7/8/24	104,000	104,224
3.85% 1/26/27	829,000	801,394
4% 3/3/24	167,000	167,522
4.25% 10/21/25	422,000	418,742
4.411% 4/23/39 (b)	130,000	117,996
4.75% 10/21/45	433,000	402,469
5.95% 1/15/27	411,000	430,433
6.75% 10/1/37	843,000	933,557
Intercontinental Exchange, Inc.:
1.85% 9/15/32	310,000	241,785
2.65% 9/15/40	310,000	225,301
3.75% 12/1/25	158,000	157,028
3.75% 9/21/28	256,000	245,885
4.25% 9/21/48	290,000	257,937
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
2.625% 10/15/31	67,000	51,708
4.15% 1/23/30	387,000	347,659
Moody's Corp.:
3.25% 1/15/28	737,000	697,595
3.75% 3/24/25	637,000	636,545
4.875% 2/15/24	281,000	286,399
4.875% 12/17/48	284,000	276,500
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (b)(c)	207,000	192,817
1.164% 10/21/25 (b)	390,000	361,324
1.512% 7/20/27 (b)	270,000	236,798
1.593% 5/4/27 (b)	393,000	348,850
2.188% 4/28/26 (b)	672,000	629,095
2.239% 7/21/32 (b)	255,000	206,576
2.511% 10/20/32 (b)	137,000	113,197
2.72% 7/22/25 (b)	520,000	500,954
3.125% 1/23/23	4,943,000	4,941,298
3.125% 7/27/26	2,912,000	2,777,889
3.217% 4/22/42 (b)	498,000	391,936
3.591% 7/22/28 (b)	984,000	931,529
3.622% 4/1/31 (b)	1,260,000	1,157,366
3.625% 1/20/27	1,381,000	1,337,580
3.7% 10/23/24	165,000	164,646
3.737% 4/24/24 (b)	628,000	625,814
3.75% 2/25/23	186,000	186,551
3.772% 1/24/29 (b)	337,000	319,761
3.875% 4/29/24	402,000	402,512
3.875% 1/27/26	144,000	141,819
3.95% 4/23/27	937,000	907,331
3.971% 7/22/38 (b)	171,000	153,000
4.3% 1/27/45	55,000	48,836
4.375% 1/22/47	304,000	275,856
4.431% 1/23/30 (b)	552,000	536,336
4.875% 11/1/22	973,000	979,845
5% 11/24/25	1,838,000	1,867,484
5.597% 3/24/51 (b)	355,000	382,755
6.375% 7/24/42	80,000	91,635
7.25% 4/1/32	27,000	31,642
Nomura Holdings, Inc. 3.103% 1/16/30	660,000	561,406
Northern Trust Corp. 1.95% 5/1/30	592,000	502,743
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	628,000	621,251
S&P Global, Inc.:
2.9% 3/1/32 (a)	1,181,000	1,052,526
2.95% 1/22/27	167,000	160,205
State Street Corp.:
1.684% 11/18/27 (b)	548,000	492,042
2.65% 5/19/26	207,000	197,968
UBS Group AG:
1.494% 8/10/27 (a)(b)	732,000	640,561
4.125% 9/24/25 (a)	661,000	655,737
		67,760,932
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,018,000	1,863,284
2.45% 10/29/26	878,000	764,530
2.875% 8/14/24	1,146,000	1,091,678
3% 10/29/28	730,000	614,893
3.3% 1/30/32	567,000	453,879
3.4% 10/29/33	204,000	161,080
3.5% 1/15/25	1,042,000	995,148
3.85% 10/29/41	204,000	146,997
3.875% 1/23/28	430,000	388,112
4.125% 7/3/23	526,000	520,759
4.45% 10/1/25	270,000	260,924
4.45% 4/3/26	393,000	375,285
4.875% 1/16/24	864,000	859,484
6.5% 7/15/25	455,000	465,546
Ally Financial, Inc.:
1.45% 10/2/23	277,000	267,754
2.2% 11/2/28	330,000	268,736
3.05% 6/5/23	1,381,000	1,366,218
5.125% 9/30/24	268,000	270,600
5.8% 5/1/25	1,168,000	1,192,900
8% 11/1/31	5,339,000	5,935,178
American Express Co.:
2.5% 7/30/24	1,065,000	1,036,180
4.05% 12/3/42	191,000	174,694
Capital One Financial Corp.:
2.6% 5/11/23	938,000	931,460
2.636% 3/3/26 (b)	612,000	577,832
3.2% 1/30/23	382,000	382,195
3.273% 3/1/30 (b)	783,000	692,920
3.3% 10/30/24	398,000	388,278
3.65% 5/11/27	1,693,000	1,612,502
3.75% 7/28/26	267,000	255,132
3.75% 3/9/27	970,000	928,461
3.8% 1/31/28	1,242,000	1,168,198
3.9% 1/29/24	468,000	467,234
5.268% 5/10/33 (b)	8,000,000	7,855,652
Discover Financial Services:
3.85% 11/21/22	633,000	634,549
3.95% 11/6/24	358,000	352,758
4.1% 2/9/27	358,000	343,341
4.5% 1/30/26	1,105,000	1,082,709
Ford Motor Credit Co. LLC:
4.063% 11/1/24	2,211,000	2,097,560
5.584% 3/18/24	784,000	780,080
GE Capital International Funding Co.:
3.373% 11/15/25	790,000	768,034
4.418% 11/15/35	874,000	816,312
John Deere Capital Corp.:
2.65% 6/24/24	287,000	283,252
2.65% 6/10/26	137,000	131,601
2.7% 1/6/23	274,000	273,852
2.8% 1/27/23	137,000	137,374
2.8% 3/6/23	89,000	88,984
2.8% 9/8/27	192,000	183,206
3.45% 3/7/29	548,000	529,327
Synchrony Financial:
3.7% 8/4/26	129,000	119,440
3.95% 12/1/27	965,000	879,689
4.25% 8/15/24	840,000	834,784
4.375% 3/19/24	996,000	989,937
5.15% 3/19/29	1,802,000	1,685,883
Toyota Motor Credit Corp.:
0.5% 8/14/23	500,000	484,834
1.15% 8/13/27	577,000	502,289
1.9% 1/13/27	304,000	279,323
2.7% 1/11/23	274,000	273,117
2.9% 3/30/23	973,000	973,116
3.05% 3/22/27	330,000	317,275
3.35% 1/8/24	384,000	384,384
		50,960,733
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 0.25% 9/29/23	466,000	449,821
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	547,000	458,580
Berkshire Hathaway, Inc.:
3.125% 3/15/26	315,000	308,671
4.5% 2/11/43	55,000	52,450
Blackstone Private Credit Fund:
2.7% 1/15/25 (a)	437,000	398,747
4.7% 3/24/25 (a)	2,482,000	2,384,333
BP Capital Markets America, Inc.:
2.721% 1/12/32	1,001,000	861,651
3% 2/24/50	384,000	278,771
3.017% 1/16/27	260,000	247,710
3.06% 6/17/41	234,000	182,341
Brixmor Operating Partnership LP:
3.9% 3/15/27	155,000	148,262
4.05% 7/1/30	804,000	725,424
4.125% 6/15/26	791,000	772,182
4.125% 5/15/29	819,000	762,962
DH Europe Finance II SARL:
2.2% 11/15/24	227,000	217,754
2.6% 11/15/29	265,000	237,624
3.4% 11/15/49	287,000	230,592
Equitable Holdings, Inc.:
3.9% 4/20/23	85,000	85,422
4.35% 4/20/28	759,000	732,173
Jackson Financial, Inc.:
5.17% 6/8/27	1,172,000	1,161,845
5.67% 6/8/32	1,479,000	1,428,841
Japan International Cooperation Agency 1.75% 4/28/31	274,000	235,738
KfW:
0.25% 10/19/23	404,000	390,151
0.375% 7/18/25	472,000	434,505
0.625% 1/22/26	1,471,000	1,349,056
2% 5/2/25	105,000	101,787
2.5% 11/20/24	286,000	282,205
2.625% 2/28/24	559,000	555,207
2.875% 4/3/28	421,000	414,378
Landwirtschaftliche Rentenbank:
1.75% 7/27/26	233,000	220,768
2.5% 11/15/27	242,000	233,250
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	766,000	759,781
Pine Street Trust I 4.572% 2/15/29 (a)	717,000	692,526
Pine Street Trust II 5.568% 2/15/49 (a)	716,000	701,408
Voya Financial, Inc.:
3.65% 6/15/26	433,000	419,175
5.7% 7/15/43	103,000	104,612
		19,020,703
Insurance - 1.1%
ACE INA Holdings, Inc.:
1.375% 9/15/30	739,000	589,734
3.35% 5/3/26	116,000	113,443
4.35% 11/3/45	110,000	103,756
AFLAC, Inc.:
3.6% 4/1/30	167,000	158,148
3.625% 11/15/24	167,000	167,217
4% 10/15/46	104,000	89,627
AIA Group Ltd.:
3.2% 9/16/40 (a)	438,000	349,881
3.375% 4/7/30 (a)	924,000	864,664
Allstate Corp.:
3.28% 12/15/26	129,000	126,387
4.2% 12/15/46	207,000	188,281
American International Group, Inc.:
2.5% 6/30/25	1,494,000	1,423,853
3.75% 7/10/25	78,000	76,941
3.875% 1/15/35	74,000	66,827
3.9% 4/1/26	103,000	100,918
4.2% 4/1/28	509,000	500,973
4.375% 6/30/50	157,000	139,219
4.5% 7/16/44	243,000	217,609
4.7% 7/10/35	159,000	154,798
4.75% 4/1/48	269,000	251,590
Aon PLC:
3.5% 6/14/24	223,000	221,621
4% 11/27/23	82,000	82,334
4.6% 6/14/44	44,000	39,622
4.75% 5/15/45	161,000	148,282
Athene Holding Ltd. 3.5% 1/15/31	187,000	158,312
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50	484,000	354,269
3.967% 11/15/46	69,000	63,119
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	262,000	212,826
2.85% 10/15/50	367,000	264,202
4.2% 8/15/48	325,000	296,936
5.75% 1/15/40	387,000	425,960
Brighthouse Financial, Inc. 4.7% 6/22/47	260,000	206,945
Brown & Brown, Inc. 4.2% 3/17/32	217,000	197,522
Fairfax Financial Holdings Ltd. 4.625% 4/29/30	177,000	169,936
Five Corners Funding Trust II 2.85% 5/15/30 (a)	1,385,000	1,204,866
Hartford Financial Services Group, Inc.:
2.8% 8/19/29	195,000	173,871
3.6% 8/19/49	233,000	184,946
4.4% 3/15/48	266,000	240,592
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	514,000	505,394
Lincoln National Corp.:
3.625% 12/12/26	165,000	159,780
4.35% 3/1/48	83,000	70,329
4.375% 6/15/50	167,000	143,149
Manulife Financial Corp. 4.15% 3/4/26	334,000	329,734
Markel Corp. 3.35% 9/17/29	167,000	153,360
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	52,000	51,828
3.875% 3/15/24	260,000	260,565
4.05% 10/15/23	186,000	186,514
4.2% 3/1/48	134,000	118,487
4.35% 1/30/47	77,000	69,630
4.375% 3/15/29	711,000	702,692
4.75% 3/15/39	229,000	224,058
4.9% 3/15/49	255,000	249,960
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	730,000	532,214
MetLife, Inc.:
3.6% 11/13/25	334,000	331,858
4.125% 8/13/42	171,000	153,754
4.55% 3/23/30	1,754,000	1,768,566
4.6% 5/13/46	55,000	53,273
4.721% 12/15/44 (b)	137,000	128,516
Metropolitan Life Global Funding I 3% 1/10/23 (a)	331,000	330,806
Pacific LifeCorp 5.125% 1/30/43 (a)	660,000	633,448
Principal Financial Group, Inc. 4.3% 11/15/46	219,000	201,945
Progressive Corp.:
2.45% 1/15/27	130,000	122,534
2.5% 3/15/27	254,000	240,087
3% 3/15/32	478,000	428,157
4.2% 3/15/48	152,000	139,472
Prudential Financial, Inc.:
3.878% 3/27/28	114,000	111,300
3.905% 12/7/47	15,000	12,933
3.935% 12/7/49	294,000	253,066
4.35% 2/25/50	343,000	315,802
4.418% 3/27/48	174,000	161,006
5.125% 3/1/52 (b)	115,000	106,162
5.7% 12/14/36	10,000	10,866
SunAmerica, Inc.:
3.5% 4/4/25 (a)	254,000	246,782
3.65% 4/5/27 (a)	4,362,000	4,100,413
3.85% 4/5/29 (a)	355,000	328,066
3.9% 4/5/32 (a)	423,000	379,482
4.35% 4/5/42 (a)	96,000	81,867
4.4% 4/5/52 (a)	285,000	237,594
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	200,000	189,250
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	671,000	643,341
The Chubb Corp. 6.5% 5/15/38	96,000	112,579
The Travelers Companies, Inc.:
4.1% 3/4/49	167,000	150,844
4.3% 8/25/45	40,000	36,968
6.25% 6/15/37	229,000	268,957
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	222,000	220,381
Unum Group:
3.875% 11/5/25	610,000	599,411
4% 3/15/24	745,000	744,811
4% 6/15/29	554,000	522,034
5.75% 8/15/42	914,000	854,401
		29,308,453

TOTAL FINANCIALS		338,206,234

HEALTH CARE - 2.3%
Biotechnology - 0.3%
AbbVie, Inc.:
2.6% 11/21/24	424,000	410,415
2.9% 11/6/22	156,000	155,982
2.95% 11/21/26	310,000	293,739
3.2% 11/21/29	530,000	487,569
3.25% 10/1/22	82,000	82,000
3.6% 5/14/25	247,000	242,983
3.8% 3/15/25	242,000	240,063
4.05% 11/21/39	310,000	276,437
4.25% 11/14/28	227,000	224,819
4.25% 11/21/49	514,000	456,294
4.3% 5/14/36	172,000	161,561
4.4% 11/6/42	131,000	119,053
4.45% 5/14/46	192,000	174,165
4.55% 3/15/35	182,000	177,031
4.7% 5/14/45	361,000	339,814
4.75% 3/15/45	174,000	163,618
4.875% 11/14/48	160,000	153,325
Amgen, Inc.:
1.65% 8/15/28	532,000	456,176
1.9% 2/21/25	224,000	213,759
2.6% 8/19/26	288,000	272,380
2.8% 8/15/41	544,000	403,158
3.125% 5/1/25	55,000	53,914
3.35% 2/22/32	160,000	146,467
3.375% 2/21/50	307,000	234,579
4.4% 5/1/45	272,000	245,286
4.663% 6/15/51	342,000	319,839
Gilead Sciences, Inc.:
1.65% 10/1/30	412,000	337,588
2.8% 10/1/50	408,000	284,719
3.65% 3/1/26	169,000	165,967
4.15% 3/1/47	341,000	299,382
4.75% 3/1/46	302,000	289,518
		7,881,600
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.75% 11/30/26	191,000	191,992
4.75% 11/30/36	123,000	130,316
4.9% 11/30/46	285,000	298,653
Baxter International, Inc.:
1.915% 2/1/27	405,000	362,688
2.539% 2/1/32	446,000	376,497
Becton, Dickinson & Co.:
2.823% 5/20/30	241,000	211,981
3.363% 6/6/24	124,000	122,719
3.7% 6/6/27	761,000	735,398
4.685% 12/15/44	298,000	275,320
Boston Scientific Corp.:
3.45% 3/1/24	595,000	594,212
4% 3/1/29	296,000	284,427
4.7% 3/1/49	478,000	456,547
Stryker Corp.:
1.95% 6/15/30	255,000	211,798
2.9% 6/15/50	255,000	184,152
Zimmer Biomet Holdings, Inc. 3.55% 4/1/25	312,000	307,908
		4,744,608
Health Care Providers & Services - 1.3%
Aetna, Inc.:
2.8% 6/15/23	411,000	405,902
3.875% 8/15/47	143,000	118,128
4.125% 11/15/42	311,000	264,053
Allina Health System, Inc. 3.887% 4/15/49	182,000	160,888
Banner Health:
2.907% 1/1/42	45,000	35,243
2.913% 1/1/51	377,000	281,363
Baptist Healthcare System Obli 3.54% 8/15/50	368,000	292,830
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	252,000	210,595
Cardinal Health, Inc. 4.368% 6/15/47	381,000	323,751
Centene Corp.:
2.45% 7/15/28	1,232,000	1,028,240
2.625% 8/1/31	575,000	457,413
3.375% 2/15/30	640,000	542,752
4.25% 12/15/27	721,000	673,032
4.625% 12/15/29	1,121,000	1,045,333
Children's Hospital Medical Center 4.268% 5/15/44	91,000	85,757
Children's Hospital of Philadelphia 2.704% 7/1/50	277,000	195,432
Cigna Corp.:
3% 7/15/23	274,000	271,944
3.05% 10/15/27	402,000	377,663
3.75% 7/15/23	185,000	185,402
4.125% 11/15/25	270,000	270,296
4.375% 10/15/28	1,489,000	1,477,509
4.5% 2/25/26	320,000	323,194
4.8% 8/15/38	1,120,000	1,089,398
4.8% 7/15/46	208,000	198,137
4.9% 12/15/48	707,000	678,613
6.125% 11/15/41	82,000	90,887
CommonSpirit Health:
3.91% 10/1/50	425,000	341,125
4.35% 11/1/42	55,000	49,679
CVS Health Corp.:
2.7% 8/21/40	415,000	299,617
2.875% 6/1/26	206,000	196,040
3% 8/15/26	532,000	508,800
3.25% 8/15/29	482,000	439,999
3.625% 4/1/27	225,000	219,180
3.875% 7/20/25	128,000	127,194
4.1% 3/25/25	113,000	113,729
4.3% 3/25/28	655,000	648,070
4.78% 3/25/38	749,000	708,970
4.875% 7/20/35	85,000	84,120
5.05% 3/25/48	751,000	718,893
5.125% 7/20/45	242,000	233,100
5.3% 12/5/43	120,000	119,835
Elevance Health, Inc.:
3.125% 5/15/50	234,000	176,638
3.3% 1/15/23	55,000	55,075
3.65% 12/1/27	952,000	926,518
4.375% 12/1/47	287,000	264,146
4.55% 3/1/48	129,000	121,981
4.625% 5/15/42	71,000	67,421
4.65% 1/15/43	55,000	52,373
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	292,000	253,177
HCA Holdings, Inc.:
3.5% 9/1/30	6,208,000	5,281,208
5.25% 6/15/49	475,000	409,094
5.625% 9/1/28	1,513,000	1,488,331
5.875% 2/1/29	1,179,000	1,179,902
Humana, Inc.:
1.35% 2/3/27	346,000	302,520
2.15% 2/3/32	347,000	280,978
3.125% 8/15/29	223,000	201,502
3.7% 3/23/29	333,000	315,233
4.95% 10/1/44	69,000	67,076
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	313,000	266,249
Kaiser Foundation Hospitals:
3.266% 11/1/49	251,000	199,034
4.15% 5/1/47	180,000	167,960
4.875% 4/1/42	49,000	50,051
Memorial Sloan-Kettring Cancer Center 4.2% 7/1/55	82,000	75,097
MidMichigan Health 3.409% 6/1/50	129,000	103,005
New York & Presbyterian Hospital:
4.024% 8/1/45	96,000	87,306
4.063% 8/1/56	72,000	66,228
Novant Health, Inc. 3.168% 11/1/51	227,000	176,252
NYU Hospitals Center 4.784% 7/1/44	208,000	204,974
Orlando Health Obligated Group 3.327% 10/1/50	208,000	161,768
Partners Healthcare System, Inc. 4.117% 7/1/55	96,000	88,321
Piedmont Healthcare, Inc. 2.719% 1/1/42	42,000	31,456
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	74,000	50,231
Sabra Health Care LP 3.2% 12/1/31	1,175,000	932,498
Sutter Health 3.361% 8/15/50	504,000	386,644
Toledo Hospital 5.325% 11/15/28	265,000	250,581
Trinity Health Corp. 2.632% 12/1/40	121,000	90,075
UnitedHealth Group, Inc.:
1.15% 5/15/26	109,000	98,821
1.25% 1/15/26	216,000	199,215
2% 5/15/30	100,000	85,691
2.3% 5/15/31	92,000	79,678
2.375% 8/15/24	270,000	264,273
2.9% 5/15/50	217,000	162,517
3.25% 5/15/51	105,000	82,388
3.375% 4/15/27	148,000	145,587
3.5% 6/15/23	244,000	244,809
3.7% 8/15/49	288,000	245,621
3.75% 7/15/25	96,000	95,870
3.75% 10/15/47	262,000	226,404
3.85% 6/15/28	318,000	315,990
3.875% 12/15/28	411,000	408,786
3.875% 8/15/59	344,000	297,134
4.2% 1/15/47	99,000	92,212
4.375% 3/15/42	324,000	308,000
4.75% 7/15/45	46,000	46,260
West Virginia University Health System Obligated Group 3.129% 6/1/50	170,000	124,049
		34,246,314
Life Sciences Tools & Services - 0.0%
Danaher Corp. 4.375% 9/15/45	65,000	60,251
PerkinElmer, Inc.:
0.85% 9/15/24	154,000	142,533
2.25% 9/15/31	191,000	150,926
Thermo Fisher Scientific, Inc.:
2.6% 10/1/29	447,000	405,084
5.3% 2/1/44	160,000	171,568
		930,362
Pharmaceuticals - 0.5%
AstraZeneca Finance LLC:
1.2% 5/28/26	249,000	225,253
2.25% 5/28/31	242,000	210,660
AstraZeneca PLC:
4.375% 11/16/45	207,000	199,227
4.375% 8/17/48	339,000	332,303
6.45% 9/15/37	89,000	106,869
Bayer U.S. Finance II LLC:
2.85% 4/15/25 (a)	105,000	100,604
3.95% 4/15/45 (a)	38,000	28,921
4.25% 12/15/25 (a)	548,000	540,841
Bristol-Myers Squibb Co.:
2.9% 7/26/24	312,000	309,021
3.2% 6/15/26	73,000	71,963
3.25% 8/1/42	77,000	63,445
3.4% 7/26/29	156,000	150,584
3.55% 3/15/42	334,000	293,418
4.125% 6/15/39	78,000	74,498
4.25% 10/26/49	332,000	311,776
4.35% 11/15/47	183,000	174,379
4.55% 2/20/48	388,000	379,556
Elanco Animal Health, Inc. 6.4% 8/28/28 (b)	168,000	159,919
Eli Lilly & Co. 2.25% 5/15/50	592,000	418,422
GlaxoSmithKline Capital PLC 3% 6/1/24	320,000	317,499
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	198,000	236,440
GSK Consumer Healthcare Capital U.S. LLC:
3.375% 3/24/27 (a)	498,000	476,651
3.625% 3/24/32 (a)	499,000	461,156
Johnson & Johnson:
0.55% 9/1/25	221,000	203,828
1.3% 9/1/30	221,000	185,898
2.1% 9/1/40	221,000	161,496
2.45% 3/1/26	153,000	148,810
2.45% 9/1/60	221,000	149,827
3.4% 1/15/38	256,000	230,270
3.5% 1/15/48	165,000	146,446
3.625% 3/3/37	110,000	104,227
4.5% 12/5/43	182,000	182,379
4.85% 5/15/41	117,000	122,534
Merck & Co., Inc.:
2.4% 9/15/22	55,000	55,016
2.45% 6/24/50	152,000	106,746
2.9% 3/7/24	315,000	313,031
3.6% 9/15/42	55,000	48,137
3.7% 2/10/45	175,000	153,109
3.9% 3/7/39	334,000	315,644
Mylan NV:
4.55% 4/15/28	502,000	478,555
5.2% 4/15/48	82,000	65,480
Novartis Capital Corp.:
1.75% 2/14/25	257,000	247,878
2.4% 9/21/22	103,000	103,036
2.75% 8/14/50	377,000	293,497
3% 11/20/25	287,000	283,480
3.1% 5/17/27	162,000	157,667
3.7% 9/21/42	77,000	69,547
4% 11/20/45	144,000	133,931
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	104,000	102,836
3.2% 9/23/26	1,074,000	1,031,543
Utah Acquisition Sub, Inc.:
3.95% 6/15/26	398,000	374,953
5.25% 6/15/46	90,000	72,593
Viatris, Inc.:
1.65% 6/22/25	123,000	111,347
2.7% 6/22/30	1,067,000	856,333
3.85% 6/22/40	273,000	193,367
4% 6/22/50	722,000	483,442
Zoetis, Inc.:
3.25% 2/1/23	344,000	342,780
3.95% 9/12/47	55,000	48,001
4.7% 2/1/43	36,000	34,454
		13,755,523

TOTAL HEALTH CARE		61,558,407

INDUSTRIALS - 1.3%
Aerospace & Defense - 0.3%
BAE Systems PLC 3.4% 4/15/30 (a)	285,000	260,163
Lockheed Martin Corp. 3.55% 1/15/26	104,000	104,188
Northrop Grumman Corp.:
3.25% 1/15/28	230,000	218,620
3.85% 4/15/45	51,000	42,932
4.03% 10/15/47	516,000	458,187
4.75% 6/1/43	110,000	105,412
Raytheon Technologies Corp.:
1.9% 9/1/31	330,000	270,394
3.15% 12/15/24	244,000	240,976
3.65% 8/16/23	18,000	17,981
3.75% 11/1/46	205,000	173,623
4.05% 5/4/47	64,000	56,674
4.125% 11/16/28	403,000	397,709
4.35% 4/15/47	181,000	167,488
4.45% 11/16/38	145,000	138,303
4.5% 6/1/42	202,000	192,627
4.625% 11/16/48	362,000	353,345
4.875% 10/15/40	27,000	26,371
5.7% 4/15/40	55,000	59,463
The Boeing Co.:
2.5% 3/1/25	126,000	119,118
2.7% 2/1/27	217,000	193,115
2.8% 3/1/23	135,000	134,223
2.95% 2/1/30	278,000	231,325
3.625% 3/1/48	110,000	73,674
3.65% 3/1/47	76,000	51,423
3.75% 2/1/50	424,000	299,189
4.875% 5/1/25	479,000	477,232
5.04% 5/1/27	372,000	367,450
5.15% 5/1/30	706,000	677,674
5.705% 5/1/40	1,466,000	1,367,436
5.805% 5/1/50	869,000	798,152
5.93% 5/1/60	372,000	338,676
6.875% 3/15/39	90,000	93,728
		8,506,871
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.1% 8/5/29	173,000	157,672
3.9% 2/1/35	162,000	144,300
4.05% 2/15/48	100,000	83,689
4.4% 1/15/47	219,000	191,746
4.55% 4/1/46	41,000	36,796
4.95% 10/17/48	216,000	205,656
5.25% 5/15/50	117,000	116,494
United Parcel Service, Inc.:
2.4% 11/15/26	206,000	195,448
3.4% 11/15/46	73,000	60,824
3.75% 11/15/47	236,000	210,213
4.25% 3/15/49	110,000	104,776
4.45% 4/1/30	167,000	170,770
5.3% 4/1/50	161,000	176,929
6.2% 1/15/38	69,000	80,488
		1,935,801
Airlines - 0.0%
American Airlines Pass Through Trust equipment trust certificate 2.875% 1/11/36	228,000	194,098
American Airlines pass-thru trust equipment trust certificate 4.95% 7/15/24	18,386	18,046
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29	158,788	145,136
Southwest Airlines Co. 5.125% 6/15/27	167,000	168,544
United Airlines 2015-1 Class AA pass-thru trust 3.45% 6/1/29	13,488	12,555
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	327,135	298,717
United Airlines, Inc. equipment trust certificate Series 2012-2B 4% 4/29/26	74,339	71,417
		908,513
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	347,000	329,730
2.493% 2/15/27	245,000	222,889
2.722% 2/15/30	427,000	368,686
3.377% 4/5/40	171,000	134,050
3.577% 4/5/50	387,000	292,890
Masco Corp.:
2% 2/15/31	255,000	200,358
3.125% 2/15/51	129,000	88,611
Owens Corning 3.95% 8/15/29	187,000	173,459
		1,810,673
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	614,000	482,007
2.9% 7/1/26	116,000	110,790
3.2% 3/15/25	309,000	303,025
3.95% 5/15/28	288,000	282,336
Waste Management, Inc.:
2.4% 5/15/23	145,000	144,050
4.15% 7/15/49	352,000	320,241
		1,642,449
Electrical Equipment - 0.0%
Eaton Corp.:
2.75% 11/2/22	157,000	156,893
4% 11/2/32	52,000	50,221
4.15% 11/2/42	52,000	46,665
		253,779
Industrial Conglomerates - 0.1%
3M Co.:
2% 2/14/25	173,000	166,607
2.375% 8/26/29	305,000	273,566
2.65% 4/15/25	125,000	122,580
2.875% 10/15/27	110,000	105,786
3.05% 4/15/30	101,000	94,214
3.125% 9/19/46	76,000	59,665
3.25% 8/26/49	235,000	186,644
3.7% 4/15/50	124,000	106,248
General Electric Co.:
3.625% 5/1/30	328,000	291,220
6.875% 1/10/39	4,000	4,506
Honeywell International, Inc.:
1.35% 6/1/25	280,000	263,539
1.95% 6/1/30	304,000	261,028
2.5% 11/1/26	196,000	186,958
2.8% 6/1/50	282,000	217,017
3.812% 11/21/47	38,000	34,773
		2,374,351
Machinery - 0.1%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	382,000	370,428
1.1% 9/14/27	394,000	344,859
2.4% 8/9/26	78,000	74,095
3.45% 5/15/23	384,000	384,904
Caterpillar, Inc.:
3.25% 9/19/49	456,000	374,745
3.803% 8/15/42	69,000	62,828
5.3% 9/15/35	192,000	208,095
Cummins, Inc. 1.5% 9/1/30	167,000	135,348
Deere & Co.:
2.875% 9/7/49	331,000	260,100
5.375% 10/16/29	27,000	29,106
Ingersoll-Rand Luxembourg Finance SA:
3.8% 3/21/29	393,000	368,019
4.65% 11/1/44	165,000	148,693
Otis Worldwide Corp.:
2.565% 2/15/30	367,000	317,036
3.362% 2/15/50	279,000	210,937
Parker Hannifin Corp.:
3.25% 3/1/27	155,000	148,171
4% 6/14/49	163,000	137,132
4.1% 3/1/47	155,000	132,960
		3,707,456
Professional Services - 0.0%
Thomson Reuters Corp.:
3.35% 5/15/26	192,000	186,258
3.85% 9/29/24	130,000	129,059
		315,317
Road & Rail - 0.3%
Burlington Northern Santa Fe LLC:
3% 3/15/23	77,000	76,936
3.05% 2/15/51	121,000	92,021
3.25% 6/15/27	206,000	201,521
3.55% 2/15/50	167,000	139,405
3.9% 8/1/46	127,000	112,760
4.05% 6/15/48	462,000	418,626
4.125% 6/15/47	78,000	71,558
4.15% 4/1/45	47,000	42,702
4.375% 9/1/42	123,000	116,171
4.55% 9/1/44	82,000	78,814
4.9% 4/1/44	110,000	110,509
Canadian National Railway Co.:
2.45% 5/1/50	457,000	307,449
3.2% 8/2/46	90,000	70,234
Canadian Pacific Railway Co.:
1.75% 12/2/26	310,000	280,543
2.45% 12/2/31	654,000	559,553
3.1% 12/2/51	325,000	239,386
CSX Corp.:
3.25% 6/1/27	137,000	131,460
3.4% 8/1/24	127,000	125,923
3.8% 11/1/46	157,000	133,043
3.95% 5/1/50	98,000	84,724
4.1% 3/15/44	186,000	163,326
4.5% 3/15/49	378,000	353,858
4.75% 11/15/48	159,000	155,253
Norfolk Southern Corp.:
3.65% 8/1/25	329,000	327,779
3.8% 8/1/28	257,000	251,213
3.95% 10/1/42	52,000	45,299
4.05% 8/15/52	237,000	206,450
4.65% 1/15/46	89,000	85,807
Union Pacific Corp.:
2.15% 2/5/27	247,000	228,833
2.75% 3/1/26	183,000	175,595
2.8% 2/14/32	334,000	297,302
2.891% 4/6/36	252,000	208,310
3% 4/15/27	137,000	131,059
3.25% 2/5/50	370,000	290,137
3.35% 8/15/46	129,000	103,618
3.6% 9/15/37	90,000	80,294
3.799% 10/1/51	77,000	65,864
3.839% 3/20/60	386,000	322,199
		6,885,534
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.2% 1/15/27	237,000	206,555
2.25% 1/15/23	166,000	164,314
2.625% 7/1/22	258,000	258,000
2.75% 1/15/23	274,000	272,049
3% 9/15/23	110,000	107,539
3.125% 12/1/30	334,000	272,988
3.375% 7/1/25	809,000	761,817
3.625% 12/1/27	262,000	233,751
3.875% 7/3/23	701,000	694,811
4.25% 2/1/24	1,082,000	1,068,910
4.25% 9/15/24	448,000	439,606
		4,480,340
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	262,000	250,845
4.25% 4/15/26 (a)	198,000	183,357
4.375% 5/1/26 (a)	587,000	543,785
5.25% 5/15/24 (a)	479,000	470,601
		1,448,588

TOTAL INDUSTRIALS		34,269,672

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.2% 9/20/23	206,000	204,223
2.5% 9/20/26	137,000	131,602
3.5% 6/15/25	117,000	117,403
5.9% 2/15/39	340,000	387,090
		840,318
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	315,000	313,896
4.9% 10/1/26	259,000	259,093
5.3% 10/1/29	690,000	680,223
5.45% 6/15/23	217,000	219,193
5.85% 7/15/25	162,000	167,072
6.02% 6/15/26	638,000	662,216
6.1% 7/15/27	298,000	312,440
6.2% 7/15/30	258,000	268,499
8.1% 7/15/36	287,000	335,011
8.35% 7/15/46	329,000	409,712
Tyco Electronics Group SA:
3.45% 8/1/24	100,000	99,678
3.7% 2/15/26	147,000	146,299
7.125% 10/1/37	68,000	84,431
		3,957,763
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	394,000	351,028
Fidelity National Information Services, Inc.:
1.15% 3/1/26	585,000	517,259
2.25% 3/1/31	485,000	393,639
Fiserv, Inc.:
3.5% 7/1/29	304,000	277,305
4.4% 7/1/49	504,000	433,144
Global Payments, Inc. 1.2% 3/1/26	810,000	713,552
MasterCard, Inc.:
3.3% 3/26/27	198,000	194,559
3.35% 3/26/30	276,000	263,422
3.8% 11/21/46	104,000	93,914
3.85% 3/26/50	488,000	446,813
PayPal Holdings, Inc.:
1.65% 6/1/25	375,000	353,748
2.3% 6/1/30	434,000	372,573
The Western Union Co. 2.85% 1/10/25	300,000	287,730
Visa, Inc.:
1.1% 2/15/31	560,000	448,002
1.9% 4/15/27	393,000	362,499
2.05% 4/15/30	509,000	446,504
2.7% 4/15/40	327,000	262,913
2.75% 9/15/27	327,000	312,514
3.15% 12/14/25	247,000	243,148
4.3% 12/14/45	182,000	179,784
		6,954,050
Semiconductors & Semiconductor Equipment - 0.4%
Analog Devices, Inc. 2.8% 10/1/41	408,000	319,663
Applied Materials, Inc. 4.35% 4/1/47	354,000	342,517
Broadcom Corp./Broadcom Cayman LP:
3.5% 1/15/28	192,000	177,717
3.875% 1/15/27	105,000	101,031
Broadcom, Inc.:
1.95% 2/15/28 (a)	209,000	177,961
2.45% 2/15/31 (a)	2,705,000	2,173,301
2.6% 2/15/33 (a)	1,777,000	1,366,349
3.459% 9/15/26	346,000	331,490
3.469% 4/15/34 (a)	117,000	95,223
3.5% 2/15/41 (a)	1,435,000	1,082,162
3.75% 2/15/51 (a)	1,267,000	938,678
4.3% 11/15/32	344,000	312,434
4.75% 4/15/29	469,000	454,431
Intel Corp.:
2% 8/12/31	246,000	205,758
2.45% 11/15/29	284,000	253,401
3.05% 8/12/51	246,000	183,152
3.25% 11/15/49	287,000	223,088
3.734% 12/8/47	90,000	76,361
3.9% 3/25/30	312,000	305,642
4.1% 5/19/46	192,000	173,962
4.1% 5/11/47	66,000	59,724
4.75% 3/25/50	328,000	321,710
Lam Research Corp. 2.875% 6/15/50	402,000	294,841
Micron Technology, Inc. 4.663% 2/15/30	227,000	217,683
NVIDIA Corp.:
2% 6/15/31	697,000	591,776
2.85% 4/1/30	297,000	271,899
3.5% 4/1/50	165,000	140,048
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	609,000	500,260
Texas Instruments, Inc. 4.15% 5/15/48	191,000	183,202
		11,875,464
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	1,110,000	817,544
2.675% 6/1/60	184,000	131,920
2.7% 2/12/25	471,000	468,118
2.875% 2/6/24	320,000	318,957
2.921% 3/17/52	1,274,000	1,004,949
3.041% 3/17/62	113,000	87,589
3.45% 8/8/36	80,000	75,411
3.625% 12/15/23	717,000	722,482
Oracle Corp.:
1.65% 3/25/26	1,129,000	1,011,312
2.3% 3/25/28	1,288,000	1,108,183
2.5% 4/1/25	296,000	281,235
2.625% 2/15/23	274,000	272,872
2.65% 7/15/26	247,000	227,650
2.8% 4/1/27	736,000	671,237
2.875% 3/25/31	1,708,000	1,407,243
2.95% 5/15/25	137,000	131,136
2.95% 4/1/30	393,000	335,621
3.25% 11/15/27	469,000	432,543
3.4% 7/8/24	130,000	128,143
3.6% 4/1/40	736,000	550,013
3.6% 4/1/50	427,000	296,619
3.85% 7/15/36	278,000	223,381
3.85% 4/1/60	497,000	340,950
3.95% 3/25/51	365,000	268,091
4% 7/15/46	269,000	198,879
4% 11/15/47	480,000	355,938
4.125% 5/15/45	82,000	62,365
4.3% 7/8/34	106,000	92,476
5.375% 7/15/40	343,000	312,393
Roper Technologies, Inc.:
1% 9/15/25	257,000	232,358
1.4% 9/15/27	250,000	214,143
1.75% 2/15/31	250,000	194,800
2% 6/30/30	494,000	397,803
3.8% 12/15/26	233,000	227,422
VMware, Inc. 1.4% 8/15/26	702,000	621,067
		14,222,843
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
0.55% 8/20/25	487,000	445,783
0.7% 2/8/26	377,000	343,234
1.25% 8/20/30	452,000	370,735
1.7% 8/5/31	272,000	228,309
2.375% 2/8/41	392,000	299,845
2.4% 1/13/23	822,000	820,955
2.45% 8/4/26	565,000	540,443
2.55% 8/20/60	178,000	121,899
2.65% 5/11/50	143,000	105,478
2.85% 8/5/61	272,000	197,086
2.9% 9/12/27	385,000	371,608
2.95% 9/11/49	733,000	576,606
3% 11/13/27	274,000	265,413
3.2% 5/13/25	288,000	287,999
3.2% 5/11/27	449,000	442,685
3.75% 9/12/47	167,000	150,613
3.75% 11/13/47	191,000	171,634
3.85% 5/4/43	356,000	327,422
4.25% 2/9/47	69,000	67,272
4.375% 5/13/45	129,000	127,590
4.5% 2/23/36	254,000	264,748
4.65% 2/23/46	155,000	159,558
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	267,000	271,029
6.2% 10/15/35 (b)	107,000	113,239
6.35% 10/15/45 (b)	52,000	52,304
HP, Inc.:
2.2% 6/17/25	389,000	367,611
6% 9/15/41	41,000	41,409
		7,532,507

TOTAL INFORMATION TECHNOLOGY		45,382,945

MATERIALS - 0.4%
Chemicals - 0.2%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	165,000	155,306
2.05% 5/15/30	180,000	155,583
2.7% 5/15/40	155,000	123,959
2.8% 5/15/50	184,000	138,884
Eastman Chemical Co. 4.65% 10/15/44	82,000	70,665
Ecolab, Inc.:
1.3% 1/30/31	219,000	175,185
2.7% 11/1/26	181,000	174,422
2.75% 8/18/55	303,000	211,022
LYB International Finance BV:
4% 7/15/23	87,000	86,928
4.875% 3/15/44	160,000	144,252
LYB International Finance II BV 3.5% 3/2/27	671,000	640,322
LYB International Finance III LLC:
3.375% 10/1/40	254,000	195,550
3.625% 4/1/51	254,000	187,711
LyondellBasell Industries NV 4.625% 2/26/55	103,000	88,080
Nutrien Ltd.:
4% 12/15/26	313,000	310,198
4.2% 4/1/29	142,000	137,941
5% 4/1/49	247,000	245,794
5.25% 1/15/45	96,000	95,382
5.625% 12/1/40	49,000	51,158
Sherwin-Williams Co.:
3.45% 6/1/27	608,000	579,471
3.8% 8/15/49	101,000	80,768
4.5% 6/1/47	234,000	207,365
The Dow Chemical Co.:
2.1% 11/15/30	237,000	195,285
3.6% 11/15/50	244,000	186,273
4.375% 11/15/42	134,000	118,034
4.8% 11/30/28	234,000	234,889
4.8% 5/15/49	211,000	191,771
9.4% 5/15/39	82,000	117,151
The Mosaic Co.:
4.05% 11/15/27	158,000	154,540
4.25% 11/15/23	298,000	300,072
5.625% 11/15/43	103,000	106,347
Westlake Corp. 5% 8/15/46	55,000	52,573
		5,912,881
Containers & Packaging - 0.0%
International Paper Co.:
4.4% 8/15/47	238,000	212,574
5.15% 5/15/46	50,000	48,536
WRKCo, Inc. 4.2% 6/1/32	167,000	157,752
		418,862
Metals & Mining - 0.2%
Barrick Gold Corp. 5.25% 4/1/42	123,000	121,058
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	82,000	84,291
Freeport-McMoRan, Inc. 4.625% 8/1/30	1,118,000	1,037,258
Newmont Corp.:
2.25% 10/1/30	460,000	381,825
2.8% 10/1/29	93,000	82,126
5.45% 6/9/44	176,000	176,350
Nucor Corp.:
2.979% 12/15/55	110,000	74,426
6.4% 12/1/37	167,000	187,735
Rio Tinto Finance (U.S.A.) Ltd.:
5.2% 11/2/40	357,000	371,800
7.125% 7/15/28	55,000	63,328
Southern Copper Corp.:
3.875% 4/23/25	101,000	99,630
5.25% 11/8/42	158,000	153,441
7.5% 7/27/35	167,000	197,718
Vale Overseas Ltd. 3.75% 7/8/30	667,000	582,131
Vale SA 5.625% 9/11/42	181,000	168,255
		3,781,372
Paper & Forest Products - 0.0%
Suzano Austria GmbH:
2.5% 9/15/28	412,000	333,205
6% 1/15/29	330,000	324,316
		657,521

TOTAL MATERIALS		10,770,636

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	254,000	200,606
3% 5/18/51	193,000	129,743
4.85% 4/15/49	316,000	292,882
4.9% 12/15/30	523,000	519,113
American Homes 4 Rent LP:
2.375% 7/15/31	95,000	75,752
3.625% 4/15/32	389,000	340,993
4.25% 2/15/28	264,000	252,129
AvalonBay Communities, Inc. 2.3% 3/1/30	167,000	143,636
Boston Properties, Inc.:
2.75% 10/1/26	192,000	178,959
3.125% 9/1/23	52,000	51,624
3.25% 1/30/31	1,011,000	867,141
4.5% 12/1/28	489,000	475,432
Corporate Office Properties LP:
2.25% 3/15/26	209,000	189,421
2.75% 4/15/31	153,000	123,705
Crown Castle International Corp.:
1.35% 7/15/25	741,000	677,311
2.25% 1/15/31	199,000	161,416
3.25% 1/15/51	180,000	129,120
Duke Realty LP 1.75% 2/1/31	807,000	656,100
ERP Operating LP:
1.85% 8/1/31	500,000	410,212
3% 4/15/23	51,000	50,900
3.25% 8/1/27	356,000	336,548
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	165,000	142,165
3.5% 8/1/26	172,000	163,676
Healthpeak Properties, Inc.:
3% 1/15/30	343,000	302,800
3.25% 7/15/26	72,000	69,318
3.4% 2/1/25	13,000	12,787
3.5% 7/15/29	82,000	75,586
Hudson Pacific Properties LP 4.65% 4/1/29	972,000	932,722
Invitation Homes Operating Partnership LP 4.15% 4/15/32	799,000	725,438
Kimco Realty Corp.:
1.9% 3/1/28	284,000	245,737
3.375% 10/15/22	102,000	102,016
3.5% 4/15/23	104,000	104,200
3.8% 4/1/27	110,000	106,190
4.125% 12/1/46	274,000	226,878
4.45% 9/1/47	142,000	124,589
Kite Realty Group Trust:
4% 3/15/25	783,000	766,788
4.75% 9/15/30	1,220,000	1,135,809
LXP Industrial Trust (REIT):
2.375% 10/1/31	83,000	64,182
2.7% 9/15/30	230,000	188,784
4.4% 6/15/24	181,000	180,245
National Retail Properties, Inc. 3% 4/15/52	234,000	159,483
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	786,000	595,252
3.375% 2/1/31	527,000	427,900
3.625% 10/1/29	742,000	629,701
4.375% 8/1/23	201,000	201,618
4.5% 1/15/25	556,000	551,055
4.5% 4/1/27	2,294,000	2,174,679
4.75% 1/15/28	801,000	758,826
4.95% 4/1/24	170,000	170,581
5.25% 1/15/26	714,000	706,983
Piedmont Operating Partnership LP 2.75% 4/1/32	184,000	142,148
Prologis LP:
1.625% 3/15/31	325,000	261,812
2.125% 4/15/27	328,000	299,271
3.25% 10/1/26	128,000	124,204
Realty Income Corp.:
2.2% 6/15/28	100,000	87,682
2.85% 12/15/32	123,000	105,723
3.25% 1/15/31	128,000	116,361
3.4% 1/15/28	200,000	188,932
Retail Opportunity Investments Partnership LP:
4% 12/15/24	123,000	119,558
5% 12/15/23	93,000	93,591
Simon Property Group LP:
2.2% 2/1/31	731,000	593,395
2.45% 9/13/29	205,000	174,162
3.25% 9/13/49	320,000	232,182
3.375% 12/1/27	547,000	513,500
SITE Centers Corp.:
3.625% 2/1/25	284,000	276,034
4.25% 2/1/26	371,000	364,357
Store Capital Corp.:
2.75% 11/18/30	1,096,000	893,237
4.625% 3/15/29	225,000	219,523
Sun Communities Operating LP:
2.3% 11/1/28	210,000	179,636
2.7% 7/15/31	542,000	436,780
UDR, Inc. 2.1% 6/15/33	446,000	339,736
Ventas Realty LP:
3% 1/15/30	958,000	838,173
3.25% 10/15/26	96,000	90,665
3.5% 2/1/25	919,000	896,480
3.85% 4/1/27	260,000	251,003
4% 3/1/28	876,000	836,507
4.125% 1/15/26	235,000	232,478
4.375% 2/1/45	178,000	151,760
4.75% 11/15/30	1,258,000	1,230,402
4.875% 4/15/49	78,000	72,154
VICI Properties LP:
4.375% 5/15/25	99,000	96,691
4.75% 2/15/28	964,000	920,109
4.95% 2/15/30	1,228,000	1,163,788
5.125% 5/15/32	309,000	291,183
Vornado Realty LP 2.15% 6/1/26	237,000	211,138
Welltower, Inc. 4.95% 9/1/48	274,000	260,241
Weyerhaeuser Co. 4% 4/15/30	317,000	298,387
WP Carey, Inc.:
2.4% 2/1/31	477,000	389,569
3.85% 7/15/29	160,000	148,950
4% 2/1/25	673,000	668,487
		33,118,720
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	796,000	794,075
3.95% 11/15/27	579,000	546,152
4.1% 10/1/24	637,000	630,895
4.55% 10/1/29	734,000	700,110
CBRE Group, Inc.:
2.5% 4/1/31	699,000	568,669
4.875% 3/1/26	156,000	157,524
Digital Realty Trust LP 3.7% 8/15/27	219,000	208,612
Essex Portfolio LP:
3% 1/15/30	51,000	45,070
4% 3/1/29	167,000	159,418
Mid-America Apartments LP 3.95% 3/15/29	190,000	181,425
Post Apartment Homes LP 3.375% 12/1/22	50,000	50,015
Tanger Properties LP:
2.75% 9/1/31	551,000	431,287
3.125% 9/1/26	767,000	719,927
3.875% 7/15/27	170,000	161,267
		5,354,446

TOTAL REAL ESTATE		38,473,166

UTILITIES - 1.9%
Electric Utilities - 1.2%
AEP Texas, Inc. 3.8% 10/1/47	117,000	94,305
AEP Transmission Co. LLC 2.75% 8/15/51	197,000	138,067
Alabama Power Co.:
1.45% 9/15/30	500,000	405,753
3.05% 3/15/32	828,000	756,527
3.7% 12/1/47	162,000	135,042
3.75% 3/1/45	27,000	22,268
4.15% 8/15/44	127,000	112,002
4.3% 7/15/48	161,000	147,101
5.2% 6/1/41	106,000	105,434
American Electric Power Co., Inc.:
2.95% 12/15/22	110,000	109,635
3.25% 3/1/50	86,000	61,727
4.3% 12/1/28	480,000	467,566
Appalachian Power Co.:
4.45% 6/1/45	165,000	143,886
4.5% 3/1/49	251,000	224,627
Baltimore Gas & Electric Co.:
2.9% 6/15/50	220,000	160,595
3.35% 7/1/23	78,000	77,761
3.5% 8/15/46	69,000	56,543
CenterPoint Energy Houston Electric LLC:
3.35% 4/1/51	313,000	254,249
3.55% 8/1/42	52,000	44,579
4.25% 2/1/49	71,000	66,944
Cincinnati Gas & Electric Co. 4.3% 2/1/49	744,000	675,041
Cleco Corporate Holdings LLC:
3.375% 9/15/29	433,000	386,340
3.743% 5/1/26	1,810,000	1,746,082
Commonwealth Edison Co.:
3.1% 11/1/24	274,000	272,263
3.2% 11/15/49	467,000	365,422
3.65% 6/15/46	78,000	66,119
3.7% 3/1/45	85,000	71,307
3.75% 8/15/47	169,000	145,509
4% 3/1/48	187,000	168,097
4% 3/1/49	164,000	146,860
DTE Electric Co. 3.95% 3/1/49	100,000	89,633
Duke Energy Carolinas LLC:
2.85% 3/15/32	83,000	73,643
2.95% 12/1/26	165,000	159,472
3.2% 8/15/49	219,000	171,091
3.75% 6/1/45	55,000	46,042
3.875% 3/15/46	107,000	94,145
4% 9/30/42	103,000	91,460
Duke Energy Corp.:
2.45% 6/1/30	529,000	445,886
2.65% 9/1/26	366,000	342,778
3.75% 4/15/24	165,000	164,826
3.75% 9/1/46	250,000	196,874
3.95% 10/15/23	67,000	67,281
4.2% 6/15/49	260,000	216,933
4.8% 12/15/45	76,000	69,372
Duke Energy Florida LLC 3.4% 10/1/46	69,000	54,331
Duke Energy Progress LLC:
3.4% 4/1/32	334,000	310,482
4.15% 12/1/44	49,000	43,820
4.375% 3/30/44	55,000	51,094
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	166,000	136,390
2.775% 1/7/32 (a)	574,000	470,401
Edison International 2.95% 3/15/23	225,000	223,093
Entergy Corp.:
0.9% 9/15/25	464,000	417,673
2.8% 6/15/30	359,000	307,902
2.95% 9/1/26	129,000	122,261
3.75% 6/15/50	113,000	88,667
Entergy Louisiana LLC 4.2% 9/1/48	87,000	79,827
Entergy, Inc.:
3.55% 9/30/49	111,000	88,475
4% 3/30/29	485,000	473,517
Eversource Energy:
2.55% 3/15/31	440,000	372,767
2.8% 5/1/23	642,000	638,018
2.9% 10/1/24	234,000	228,755
3.35% 3/15/26	181,000	175,759
3.45% 1/15/50	122,000	93,175
Exelon Corp.:
2.75% 3/15/27 (a)	183,000	171,066
3.35% 3/15/32 (a)	222,000	198,971
3.95% 6/15/25	539,000	537,144
4.05% 4/15/30	218,000	209,190
4.1% 3/15/52 (a)	165,000	142,242
4.7% 4/15/50	97,000	90,889
5.1% 6/15/45	30,000	29,480
FirstEnergy Corp.:
1.6% 1/15/26	344,000	300,140
2.25% 9/1/30	370,000	293,225
3.4% 3/1/50	100,000	67,790
4.4% 7/15/27	233,000	219,773
5.35% 7/15/47	129,000	108,926
7.375% 11/15/31	673,000	755,443
Florida Power & Light Co.:
3.125% 12/1/25	140,000	138,738
3.15% 10/1/49	192,000	152,495
3.25% 6/1/24	130,000	129,910
4.05% 10/1/44	149,000	137,250
4.125% 6/1/48	337,000	315,580
Indiana Michigan Power Co.:
3.2% 3/15/23	76,000	75,569
3.25% 5/1/51	133,000	100,606
Interstate Power and Light Co. 2.3% 6/1/30	381,000	324,195
IPALCO Enterprises, Inc.:
3.7% 9/1/24	271,000	267,954
4.25% 5/1/30	1,025,000	951,656
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	474,000	427,508
1.9% 6/15/28	334,000	290,419
2.44% 1/15/32	470,000	391,441
Northern States Power Co.:
2.6% 6/1/51	360,000	253,421
2.9% 3/1/50	327,000	245,793
3.4% 8/15/42	55,000	46,186
4.125% 5/15/44	123,000	111,473
NSTAR Electric Co. 3.2% 5/15/27	210,000	202,460
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	878,000	792,089
3.1% 9/15/49	525,000	406,150
3.8% 9/30/47	267,000	235,240
Pacific Gas & Electric Co.:
3.15% 1/1/26	400,355	366,466
3.25% 6/1/31	167,000	134,880
3.45% 7/1/25	166,815	156,867
3.5% 6/15/25	334,000	314,814
4.2% 6/1/41	834,000	610,710
4.55% 7/1/30	1,037,586	921,927
4.75% 2/15/44	33,000	25,298
PacifiCorp:
3.6% 4/1/24	110,000	110,160
4.125% 1/15/49	369,000	330,441
4.15% 2/15/50	100,000	90,170
6% 1/15/39	170,000	186,506
Potomac Electric Power Co. 6.5% 11/15/37	104,000	120,879
PPL Capital Funding, Inc. 3.1% 5/15/26	219,000	208,338
PPL Electric Utilities Corp.:
3% 10/1/49	364,000	274,650
4.15% 10/1/45	96,000	85,875
Progress Energy, Inc. 6% 12/1/39	143,000	150,624
Public Service Co. of Colorado:
2.9% 5/15/25	302,000	293,632
3.8% 6/15/47	127,000	111,963
Public Service Electric & Gas Co.:
2.45% 1/15/30	279,000	248,503
3.15% 1/1/50	315,000	244,577
3.65% 9/1/42	77,000	65,713
4% 6/1/44	137,000	122,678
Puget Sound Energy, Inc. 4.3% 5/20/45	176,000	157,326
Southern California Edison Co.:
2.25% 6/1/30	248,000	208,205
2.95% 2/1/51	550,000	372,917
4% 4/1/47	274,000	222,254
4.125% 3/1/48	194,000	159,605
Southern Co.:
3.25% 7/1/26	302,000	288,990
4.4% 7/1/46	201,000	174,817
Tampa Electric Co.:
4.45% 6/15/49	321,000	296,718
6.15% 5/15/37	172,000	192,416
Union Electric Co. 3.9% 9/15/42	101,000	89,336
Virginia Electric & Power Co.:
3.1% 5/15/25	110,000	108,216
3.3% 12/1/49	200,000	159,134
3.45% 2/15/24	75,000	74,831
3.8% 4/1/28	409,000	399,770
3.8% 9/15/47	225,000	192,916
4.2% 5/15/45	289,000	258,534
4.45% 2/15/44	75,000	69,755
4.6% 12/1/48	194,000	186,577
6% 5/15/37	55,000	61,001
Wisconsin Electric Power Co. 4.25% 6/1/44	129,000	112,884
Xcel Energy, Inc. 3.35% 12/1/26	82,000	79,167
		32,394,946
Gas Utilities - 0.1%
Dominion Gas Holdings LLC 2.5% 11/15/24	304,000	293,651
Nakilat, Inc. 6.067% 12/31/33 (a)	208,859	221,886
Southern California Gas Co. 2.6% 6/15/26	363,000	343,839
Southern Co. Gas Capital Corp. 3.95% 10/1/46	371,000	303,436
		1,162,812
Independent Power and Renewable Electricity Producers - 0.1%
Emera U.S. Finance LP:
3.55% 6/15/26	237,000	226,827
4.75% 6/15/46	143,000	125,861
Exelon Generation Co. LLC 3.25% 6/1/25	334,000	319,884
The AES Corp.:
3.3% 7/15/25 (a)	1,079,000	1,012,080
3.95% 7/15/30 (a)	941,000	848,500
		2,533,152
Multi-Utilities - 0.5%
Ameren Illinois Co. 4.5% 3/15/49	207,000	199,280
Berkshire Hathaway Energy Co.:
3.25% 4/15/28	274,000	260,465
3.7% 7/15/30	275,000	263,848
3.8% 7/15/48	274,000	229,626
4.05% 4/15/25	1,561,000	1,570,537
4.25% 10/15/50	237,000	216,287
4.5% 2/1/45	182,000	168,505
5.15% 11/15/43	212,000	216,734
CenterPoint Energy, Inc. 3.7% 9/1/49	167,000	133,170
CMS Energy Corp. 4.875% 3/1/44	137,000	130,241
Consolidated Edison Co. of New York, Inc.:
3.35% 4/1/30	99,000	92,225
3.875% 6/15/47	78,000	65,300
4.45% 3/15/44	219,000	200,208
4.5% 5/15/58	260,000	233,637
4.65% 12/1/48	287,000	270,758
5.5% 12/1/39	69,000	71,477
Consumers Energy Co.:
2.65% 8/15/52	344,000	240,854
3.5% 8/1/51	100,000	83,154
Delmarva Power & Light Co. 4% 6/1/42	110,000	95,169
Dominion Energy, Inc.:
3.375% 4/1/30	632,000	577,735
3.9% 10/1/25	354,000	351,989
4.9% 8/1/41	55,000	52,794
DTE Energy Co.:
2.85% 10/1/26	165,000	155,991
3.8% 3/15/27	370,000	357,747
NiSource, Inc.:
0.95% 8/15/25	374,000	335,933
1.7% 2/15/31	444,000	347,086
2.95% 9/1/29	1,074,000	951,302
3.49% 5/15/27	210,000	201,021
3.95% 3/30/48	274,000	227,289
4.375% 5/15/47	131,000	115,281
4.8% 2/15/44	151,000	135,162
Puget Energy, Inc.:
3.65% 5/15/25	221,000	216,359
4.1% 6/15/30	1,710,000	1,589,408
4.224% 3/15/32	756,000	696,929
San Diego Gas & Electric Co. 4.5% 8/15/40	27,000	25,378
Sempra Energy:
3.25% 6/15/27	167,000	158,393
3.8% 2/1/38	233,000	196,666
4% 2/1/48	604,000	502,266
6% 10/15/39	27,000	28,554
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (b)(c)	295,000	227,719
		12,192,477
Water Utilities - 0.0%
American Water Capital Corp.:
2.95% 9/1/27	167,000	156,703
3.45% 6/1/29	167,000	157,121
6.593% 10/15/37	179,000	207,430
		521,254

TOTAL UTILITIES		48,804,641

TOTAL NONCONVERTIBLE BONDS
(Cost $854,211,962)		823,485,565

U.S. Government and Government Agency Obligations - 39.9%
U.S. Government Agency Obligations - 0.6%
Fannie Mae:
0.375% 8/25/25	$981,000	$900,974
0.5% 6/17/25	1,103,000	1,023,154
0.625% 4/22/25	1,170,000	1,094,071
0.75% 10/8/27	581,000	513,948
0.875% 8/5/30	1,394,000	1,153,328
1.625% 10/15/24	616,000	596,930
1.75% 7/2/24	791,000	773,128
1.875% 9/24/26	366,000	348,247
2.125% 4/24/26	110,000	106,227
2.625% 9/6/24	110,000	108,981
2.875% 9/12/23	211,000	210,981
6.625% 11/15/30	334,000	412,741
Federal Home Loan Bank:
0.375% 9/4/25	245,000	224,993
0.5% 4/14/25	1,535,000	1,430,942
1.5% 8/15/24	135,000	130,745
2.5% 2/13/24	135,000	134,008
3.25% 11/16/28	650,000	652,146
5.5% 7/15/36	40,000	48,208
Freddie Mac:
0.25% 8/24/23	577,000	559,521
0.25% 12/4/23	1,462,000	1,406,722
0.375% 7/21/25	724,000	667,855
0.375% 9/23/25	818,000	750,347
2.75% 6/19/23	664,000	662,437
6.25% 7/15/32	211,000	262,012
6.75% 3/15/31	713,000	893,836
Tennessee Valley Authority:
0.75% 5/15/25	946,000	884,818
4.25% 9/15/65	204,000	208,767
5.25% 9/15/39	548,000	626,851
5.375% 4/1/56	148,000	184,358

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		16,971,276

U.S. Treasury Obligations - 39.3%
U.S. Treasury Bonds:
1.125% 5/15/40	15,985,600	11,127,476
1.125% 8/15/40	6,051,800	4,180,943
1.25% 5/15/50	2,379,700	1,514,084
1.375% 11/15/40	6,351,300	4,574,176
1.375% 8/15/50	2,276,200	1,498,291
1.625% 11/15/50	5,702,800	4,010,895
1.75% 8/15/41	23,171,800	17,625,955
1.875% 2/15/51	6,083,800	4,563,563
1.875% 11/15/51	14,846,000	11,139,139
2% 11/15/41 (d)	5,734,200	4,554,209
2% 2/15/50	607,100	470,455
2% 8/15/51	55,633,600	42,996,515
2.25% 5/15/41	5,968,700	4,980,600
2.25% 8/15/46	1,754,400	1,414,622
2.25% 8/15/49	527,700	432,982
2.25% 2/15/52	11,359,700	9,348,678
2.375% 11/15/49	6,448,000	5,446,041
2.375% 5/15/51	8,558,600	7,224,996
2.5% 2/15/45	2,793,600	2,369,322
2.5% 2/15/46	3,850,000	3,264,529
2.5% 5/15/46	3,809,000	3,228,425
2.75% 8/15/47	2,714,200	2,427,089
2.75% 11/15/47	954,600	855,187
2.875% 5/15/43	3,083,700	2,811,949
2.875% 8/15/45	3,195,800	2,903,185
2.875% 11/15/46	3,370,300	3,072,766
2.875% 5/15/52	15,000,000	14,167,969
3% 11/15/44	2,658,000	2,463,115
3% 5/15/45	4,136,700	3,837,112
3% 2/15/47	15,804,500	14,758,069
3% 5/15/47	1,290,700	1,206,401
3% 2/15/48	1,258,000	1,185,272
3.125% 2/15/43	2,164,300	2,056,339
3.125% 8/15/44	2,501,500	2,369,390
3.125% 5/15/48	354,700	343,269
3.375% 5/15/44	5,091,800	5,025,567
3.375% 11/15/48	159,900	162,467
3.625% 8/15/43	2,254,700	2,314,062
3.625% 2/15/44	1,433,100	1,470,383
3.75% 11/15/43	1,227,700	1,284,241
4.375% 5/15/41	228,200	261,369
U.S. Treasury Notes:
0.125% 6/30/23	6,837,100	6,650,415
0.125% 8/31/23	30,164,800	29,183,266
0.125% 1/15/24	8,692,100	8,320,309
0.25% 9/30/23	6,294,000	6,086,495
0.25% 5/15/24	2,798,700	2,659,968
0.25% 6/30/25	10,067,700	9,269,363
0.25% 7/31/25	47,270,100	43,401,707
0.25% 9/30/25	6,026,800	5,506,282
0.25% 10/31/25	6,277,200	5,720,099
0.375% 10/31/23	12,586,300	12,163,479
0.375% 11/30/25	12,167,400	11,113,209
0.375% 12/31/25	8,362,600	7,621,399
0.375% 7/31/27	8,695,100	7,601,080
0.5% 11/30/23	8,625,700	8,332,561
0.5% 3/31/25	14,856,100	13,864,920
0.5% 2/28/26	4,712,900	4,295,551
0.5% 10/31/27	12,237,600	10,691,647
0.625% 10/15/24	6,792,700	6,435,818
0.625% 7/31/26	6,372,400	5,778,970
0.625% 5/15/30	13,371,300	11,149,366
0.75% 11/15/24	9,198,200	8,721,762
0.75% 3/31/26	16,609,700	15,255,620
0.75% 5/31/26	3,534,900	3,234,295
0.75% 8/31/26	16,677,700	15,180,616
0.875% 1/31/24	8,330,800	8,061,351
0.875% 6/30/26	2,572,600	2,361,667
0.875% 9/30/26	14,753,700	13,474,278
0.875% 11/15/30	16,325,000	13,783,784
1% 12/15/24	14,172,600	13,496,633
1.125% 10/31/26	11,868,500	10,939,883
1.125% 2/28/27	5,628,000	5,155,995
1.125% 2/29/28	9,043,800	8,131,648
1.125% 8/31/28	17,817,900	15,857,235
1.125% 2/15/31	25,364,100	21,795,292
1.25% 8/31/24	2,523,500	2,431,136
1.25% 12/31/26	10,596,100	9,793,942
1.25% 5/31/28	53,521,400	48,211,074
1.25% 6/30/28	12,849,100	11,558,669
1.25% 8/15/31	19,173,600	16,505,773
1.375% 1/31/25	8,268,800	7,930,619
1.375% 10/31/28	5,931,900	5,348,210
1.375% 11/15/31	23,537,300	20,414,930
1.5% 9/30/24	2,300,300	2,225,181
1.5% 10/31/24	7,620,500	7,362,415
1.5% 11/30/24	3,259,400	3,144,175
1.5% 2/15/25	4,440,600	4,267,833
1.5% 8/15/26	3,613,600	3,393,679
1.5% 1/31/27	18,609,600	17,375,260
1.5% 11/30/28 (d)	362,300	328,985
1.5% 2/15/30	24,988,100	22,444,389
1.625% 9/30/26	12,924,100	12,191,566
1.625% 5/15/31	10,884,500	9,725,471
1.75% 7/31/24	6,198,300	6,042,858
1.75% 12/31/24	11,637,400	11,278,277
1.75% 1/31/29	9,931,000	9,156,304
2% 5/31/24	2,706,800	2,657,845
2% 6/30/24	2,682,200	2,631,594
2.125% 3/31/24	11,272,500	11,106,495
2.125% 9/30/24	2,463,400	2,417,500
2.125% 11/30/24	1,511,700	1,480,462
2.25% 3/31/24	20,141,200	19,887,862
2.25% 4/30/24	12,287,400	12,127,088
2.25% 10/31/24	3,671,900	3,610,224
2.25% 11/15/24	2,355,900	2,315,960
2.25% 12/31/24	1,117,700	1,096,830
2.25% 11/15/25	2,913,000	2,837,217
2.25% 2/15/27	6,285,100	6,059,966
2.25% 8/15/27	18,256,900	17,535,895
2.25% 11/15/27	8,316,200	7,972,832
2.5% 1/31/24	13,133,500	13,034,999
2.5% 1/31/25	4,099,600	4,045,793
2.5% 2/28/26	2,496,900	2,448,913
2.625% 12/31/25	3,689,300	3,637,131
2.625% 5/31/27	50,000,000	49,054,688
2.75% 8/31/23	5,011,700	4,998,975
2.75% 2/15/24	4,503,500	4,487,667
2.75% 4/30/27	9,654,600	9,524,112
2.875% 9/30/23	7,504,500	7,497,171
2.875% 10/31/23	5,206,600	5,200,905
2.875% 5/31/25	3,310,500	3,296,275
2.875% 5/15/28	4,819,100	4,762,814
2.875% 8/15/28	5,199,100	5,135,736
2.875% 5/15/32	15,000,000	14,831,250
3% 10/31/25	788,900	787,606

TOTAL U.S. TREASURY OBLIGATIONS		1,039,849,611

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,073,938,003)		1,056,820,887

U.S. Government Agency - Mortgage Securities - 23.4%
Fannie Mae - 6.7%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (b)(c)	906	928
12 month U.S. LIBOR + 1.510% 1.788% 11/1/34 (b)(c)	55,789	57,029
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(c)	931	960
12 month U.S. LIBOR + 1.630% 2.24% 11/1/36 (b)(c)	11,954	12,232
12 month U.S. LIBOR + 1.640% 2.534% 4/1/41 (b)(c)	12,713	12,959
12 month U.S. LIBOR + 1.700% 3.183% 6/1/42 (b)(c)	7,268	7,491
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (b)(c)	7,257	7,466
12 month U.S. LIBOR + 1.750% 2.281% 7/1/35 (b)(c)	814	830
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (b)(c)	4,814	4,911
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (b)(c)	4,818	4,981
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(c)	2,535	2,618
12 month U.S. LIBOR + 1.810% 2.245% 7/1/41 (b)(c)	6,127	6,358
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (b)(c)	2,929	3,001
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(c)	2,349	2,377
12 month U.S. LIBOR + 1.880% 2.287% 11/1/34 (b)(c)	4,716	4,819
12 month U.S. LIBOR + 1.950% 2.401% 9/1/36 (b)(c)	5,388	5,500
12 month U.S. LIBOR + 1.950% 3.496% 7/1/37 (b)(c)	2,027	2,101
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	4,537	4,611
6 month U.S. LIBOR + 1.420% 1.571% 9/1/33 (b)(c)	7,773	7,870
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (b)(c)	567	582
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	855	883
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (b)(c)	9,610	9,983
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (b)(c)	713	737
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.571% 8/1/36 (b)(c)	10,037	10,389
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (b)(c)	1,437	1,490
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.75% 5/1/35 (b)(c)	2,163	2,239
1.5% 9/1/35 to 6/1/51	9,680,419	8,393,471
2% 5/1/23 to 3/1/52	40,043,892	35,717,476
2.5% 7/1/26 to 3/1/52	34,012,339	31,351,270
3% 8/1/26 to 5/1/52 (e)	49,353,843	46,874,469
3.5% 5/1/28 to 4/1/52 (d)	25,735,776	25,188,571
4% 7/1/30 to 1/1/52	15,802,195	15,799,427
4.5% to 4.5% 11/1/22 to 12/1/50	9,177,814	9,381,410
5% 3/1/23 to 1/1/51	3,234,292	3,357,187
5.5% 12/1/23 to 6/1/49	1,336,440	1,426,073
6% to 6% 2/1/23 to 1/1/42	834,483	907,302
6.5% 12/1/23 to 10/1/39	225,727	248,018
7% to 7% 11/1/23 to 2/1/32	12,553	13,275
7.5% to 7.5% 9/1/25 to 11/1/31	15,385	16,605

TOTAL FANNIE MAE		178,849,899

Freddie Mac - 4.3%
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (b)(c)	6,717	6,779
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(c)	3,638	3,736
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (b)(c)	914	940
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	2,431	2,522
12 month U.S. LIBOR + 1.910% 3.131% 6/1/41 (b)(c)	9,502	9,830
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (b)(c)	7,294	7,509
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (b)(c)	7,653	7,906
12 month U.S. LIBOR + 1.940% 2.228% 9/1/37 (b)(c)	5,968	6,156
12 month U.S. LIBOR + 2.030% 2.271% 3/1/33 (b)(c)	105	107
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (b)(c)	1,822	1,861
6 month U.S. LIBOR + 1.650% 2.184% 4/1/35 (b)(c)	6,142	6,309
6 month U.S. LIBOR + 2.680% 3.239% 10/1/35 (b)(c)	1,243	1,291
U.S. TREASURY 1 YEAR INDEX + 1.710% 1.948% 3/1/36 (b)(c)	51,414	52,772
U.S. TREASURY 1 YEAR INDEX + 2.230% 2.339% 12/1/35 (b)(c)	23,152	24,017
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (b)(c)	785	810
U.S. TREASURY 1 YEAR INDEX + 2.250% 2.463% 3/1/35 (b)(c)	10,454	10,728
1.5% 7/1/35 to 12/1/50	3,460,991	3,000,968
2% 6/1/23 to 4/1/52 (e)	43,640,968	38,204,474
2% 9/1/35	291,696	274,177
2% 10/1/35	1,889,747	1,776,254
2.5% 2/1/27 to 3/1/52	23,040,564	21,182,844
3% 10/1/26 to 1/1/52	20,030,721	19,054,918
3% 8/1/47	5,633	5,322
3.5% 4/1/28 to 3/1/52 (e)	17,647,192	17,344,139
3.5% 8/1/47	10,081	9,856
3.5% 9/1/47	270,959	265,478
4% 8/1/33 to 1/1/52	5,074,505	5,076,104
4.5% 5/1/23 to 9/1/50	4,985,812	5,104,470
5% 4/1/23 to 5/1/50	1,015,026	1,055,641
5.5% 5/1/23 to 6/1/49	517,679	549,403
6% 4/1/32 to 8/1/37	59,230	63,789
6.5% 8/1/36 to 12/1/37	2,873	3,178
7.5% 8/1/26 to 9/1/31	1,717	1,883
8% 5/1/27	35	38
8.5% 5/1/27 to 1/1/28	282	302

TOTAL FREDDIE MAC		113,116,511

Ginnie Mae - 4.4%
3.5% 12/15/40 to 6/20/51	17,634,752	17,319,036
4% 1/15/25 to 1/20/51	9,830,409	9,884,971
5% 1/20/39 to 4/20/49	1,601,215	1,675,204
6.5% 4/15/35 to 1/15/39	26,897	29,561
7% 1/15/28 to 7/15/32	42,614	45,822
7.5% to 7.5% 10/15/22 to 10/15/28	7,268	7,715
8% 3/15/30 to 9/15/30	934	1,023
1.5% 3/20/51 to 12/20/51	320,020	272,261
2% 10/20/50 to 11/20/51	24,127,333	21,557,032
2% 7/1/52 (f)	4,650,000	4,128,486
2% 7/1/52 (f)	12,450,000	11,053,689
2.5% 7/20/43 to 5/20/52	30,236,075	27,834,270
3% 7/15/42 to 10/20/51	17,115,663	16,307,903
3% 7/1/52 (f)	1,900,000	1,790,230
4.5% to 4.5% 11/20/33 to 5/20/51	3,852,618	3,967,732
5.5% 12/20/32 to 12/20/48	290,985	308,746
6% to 6% 5/20/34 to 12/15/40	108,497	117,523

TOTAL GINNIE MAE		116,301,204

Uniform Mortgage Backed Securities - 8.0%
1.5% 7/1/37 (f)	10,900,000	9,917,861
1.5% 7/1/52 (f)	5,450,000	4,519,500
1.5% 7/1/52 (f)	3,300,000	2,736,578
1.5% 7/1/52 (f)	2,000,000	1,658,532
2% 7/1/37 (f)	600,000	560,009
2% 7/1/37 (f)	950,000	886,681
2% 7/1/52 (f)	2,050,000	1,778,824
2% 7/1/52 (f)	34,200,000	29,675,983
2% 7/1/52 (f)	33,525,000	29,090,273
2% 7/1/52 (f)	10,900,000	9,458,135
2% 8/1/52 (f)	450,000	390,016
2% 8/1/52 (f)	15,650,000	13,563,904
2% 8/1/52 (f)	2,200,000	1,906,747
2% 8/1/52 (f)	1,750,000	1,516,730
2.5% 7/1/52 (f)	62,250,000	55,947,141
2.5% 8/1/52 (f)	11,850,000	10,636,295
3% 7/1/52 (f)	450,000	418,816
3% 7/1/52 (f)	1,900,000	1,768,335
3.5% 7/1/37 (f)	975,000	968,487
3.5% 7/1/52 (f)	6,000,000	5,768,201
3.5% 7/1/52 (f)	600,000	576,820
4% 7/1/37 (f)	350,000	352,625
4% 7/1/52 (f)	800,000	788,625
4% 7/1/52 (f)	900,000	887,203
4% 7/1/52 (f)	3,675,000	3,622,744
4% 7/1/52 (f)	3,475,000	3,425,588
4% 7/1/52 (f)	1,425,000	1,404,738
4.5% 7/1/52 (f)	2,600,000	2,609,547
5% 7/1/52 (f)	2,900,000	2,958,452
5% 8/1/52 (f)	9,200,000	9,357,763
5.5% 8/1/52(f)	1,100,000	1,130,390
5.5% 8/1/52 (f)	2,500,000	2,569,069

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		212,850,612

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $631,705,019)		621,118,226

Asset-Backed Securities - 3.2%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$351,545	$236,726
Series 2019-1 Class A, 3.844% 5/15/39 (a)	335,389	230,450
Series 2019-2 Class A, 3.376% 10/16/39 (a)	669,816	509,275
Series 2021-1A Class A, 2.95% 11/16/41 (a)	773,846	648,084
Series 2021-2A Class A, 2.798% 1/15/47 (a)	1,433,964	1,224,686
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (a)	13,300,000	13,039,324
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 2.1843% 10/17/34 (a)(b)(c)	313,000	299,684
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (a)(b)(c)	524,413	504,082
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (a)(b)(c)	1,282,526	1,224,629
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (a)(b)(c)	667,851	650,857
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (a)(b)(c)	627,261	603,438
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	206,703	173,379
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (a)(b)(c)	686,534	670,595
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (a)(b)(c)	425,583	408,725
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (a)(b)(c)	790,637	765,794
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (a)(b)(c)	1,054,759	1,011,157
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (a)(b)(c)	889,718	856,386
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (a)(b)(c)	272,629	265,845
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (a)(b)(c)	529,185	510,769
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (a)(b)(c)	934,550	900,909
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (a)(b)(c)	847,650	829,654
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.1464% 1/17/35 (a)(b)(c)	1,072,148	1,034,430
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (a)(b)(c)	799,679	770,074
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	832,891	735,987
Class AA, 2.487% 12/16/41 (a)(b)	100,601	93,941
Series 2021-1A Class A, 2.443% 7/15/46 (a)	1,045,150	894,635
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (a)(b)(c)	1,509,665	1,486,144
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	283,000	268,103
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	965,000	940,640
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	513,733	453,194
Class B, 5.095% 4/15/39 (a)	272,765	216,054
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	375,559	337,534
Series 2021-1A Class A, 3.474% 1/15/46 (a)	216,878	193,171
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (a)(b)(c)	639,316	620,374
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (a)(b)(c)	994,984	952,045
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (a)(b)(c)	490,758	472,154
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (a)(b)(c)	772,931	739,340
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (a)(b)(c)	795,912	764,937
Chase Issuance Trust Series 2012-A7 Class A7, 2.16% 9/15/24	256,000	256,001
Citibank Credit Card Issuance Trust:
Series 2013-A9 Class A9, 3.72% 9/8/25	128,000	127,847
Series 2018-A6 Class A6, 3.21% 12/7/24	260,000	260,550
Series 2018-A7 Class A7, 3.96% 10/13/30	442,000	447,109
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (a)(b)(c)	853,929	822,717
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 1.75% 7/24/34 (b)(c)(f)	3,009,000	2,981,636
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (a)(b)(c)	1,117,642	1,088,290
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	724,828	693,693
Discover Card Execution Note Trust Series 2018-A1 Class A1, 3.03% 8/15/25	526,000	525,667
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (a)(b)(c)	558,807	537,017
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (a)(b)(c)	528,431	510,177
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (a)(b)(c)	647,981	633,920
Dryden Senior Loan Fund:
Series 2018-58A Class A1, 3 month U.S. LIBOR + 1.000% 2.0443% 7/17/31 (a)(b)(c)	813,000	795,148
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (a)(b)(c)	539,984	524,579
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (a)(b)(c)	702,984	677,262
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (a)(b)(c)	418,048	402,254
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (a)(b)(c)	362,417	353,404
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (a)(b)(c)	1,957,851	1,893,471
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (a)(b)(c)	570,249	549,833
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (a)(b)(c)	816,255	790,733
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (a)(b)(c)	1,017,886	989,595
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	899,280	893,009
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/33 (a)	322,000	291,527
Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A, 3.17% 3/15/25	522,000	521,234
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	737,000	718,827
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	307,268	267,339
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	309,406	273,778
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (a)(b)(c)	560,077	537,937
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (a)(b)(c)	1,298,569	1,246,299
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (a)(b)(c)	401,849	392,101
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0563% 1/22/28 (a)(b)(c)	547,469	539,454
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (a)(b)(c)	895,369	868,547
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (a)(b)(c)	910,439	872,812
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (a)(b)(c)	569,118	551,561
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (a)(b)(c)	965,191	931,747
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (a)(b)(c)	746,434	719,733
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (a)(b)(c)	779,838	759,854
Marlette Funding Trust Series 2022-1A Class A, 1.36% 4/15/32 (a)	1,067,972	1,048,610
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	874,152	865,580
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (a)(b)(c)	817,762	802,280
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8686% 1/25/36 (b)(c)	24,137	23,963
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (a)(b)(c)	1,605,558	1,554,866
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	593,775	527,885
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	650,370	582,661
Class A2II, 4.008% 12/5/51 (a)	581,543	518,608
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	577,779	495,859
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (a)(b)(c)	1,066,406	1,034,380
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (a)(b)(c)	1,078,307	1,038,962
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	601,771	526,764
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	779,000	752,480
1.884% 7/15/50 (a)	300,000	277,340
2.328% 7/15/52 (a)	229,000	203,382
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 1.75% 7/20/30 (a)(b)(c)(f)	481,000	476,626
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (a)(b)(c)	1,115,802	1,066,865
Symphony CLO XIX, Ltd. / Symphon CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 2.0043% 4/16/31 (a)(b)(c)	1,280,000	1,249,527
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (a)(b)(c)	947,359	910,268
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (a)(b)(c)	875,909	847,257
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4836% 9/25/34 (b)(c)	940	920
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	711,855	627,788
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	888,234	761,764
Upstart Securitization Trust 3.12% 3/20/32 (a)	350,287	342,416
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27	2,008,000	1,876,902
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (a)(b)(c)	822,785	804,461
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (a)(b)(c)	522,906	505,957
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (a)(b)(c)	1,070,174	1,031,793
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (a)(b)(c)	528,055	510,204
TOTAL ASSET-BACKED SECURITIES
(Cost $84,536,728)		84,050,235

Collateralized Mortgage Obligations - 0.5%
Private Sponsor - 0.5%
Binom Securitization Trust 202 Series 2022-RPL1 Class A1, 3% 2/25/61 (a)	754,566	726,531
BRAVO Residential Funding Trust sequential payer Series 2022-RPL1 Class A1, 2.75% 9/25/61 (a)	1,089,511	1,040,985
Bvebo 2022-3 A sequential payer Series 2022-3 Class A, 3.242% 5/29/52 (a)	3,852,002	3,875,484
Cascade Funding Mortgage Trust:
sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (a)	580,905	576,238
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	517,461	507,343
Cfmt 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (a)	3,332,800	3,283,271
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (a)(b)	1,256,881	1,235,866
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (a)	427,905	404,649
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (a)	755,263	714,371
RMF Buyout Issuance Trust sequential payer Series 2022-HB1 Class A, 4.272% 4/25/32 (a)	381,224	378,467

TOTAL PRIVATE SPONSOR		12,743,205

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	5,148	5,271
Series 1999-57 Class PH, 6.5% 12/25/29	10,580	11,059
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (g)	3,509	3,503

TOTAL U.S. GOVERNMENT AGENCY		19,833

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,769,734)		12,763,038

Commercial Mortgage Securities - 4.6%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 2.429% 1/15/39 (a)(b)(c)	497,039	482,873
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	484,000	460,708
Series 2019-BPR Class BNM, 3.465% 11/5/32 (a)	109,000	100,429
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	615,191	607,631
Series 2018-BN10 Class A5, 3.688% 2/15/61	48,347	47,032
Series 2019-BN21 Class A5, 2.851% 10/17/52	82,630	75,403
Series 2020-BN25 Class A5, 2.649% 1/15/63	462,410	413,660
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,148,351	956,307
Series 2021-BN35 Class A5, 2.285% 6/15/64	567,169	482,623
Series 2022-BNK41 Class A4, 3.9163% 4/15/65 (b)	963,521	931,066
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (b)	1,104,934	1,124,869
BBCMS Mortgage Trust:
sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	722,307	614,814
Series 2022-C16 Class A5, 4.6% 6/15/55	4,300,000	4,403,447
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	172,167	170,934
Series 2019-B10 Class A4, 3.717% 3/15/62	159,609	154,114
Series 2020-B19 Class A5, 1.85% 9/15/53	468,749	393,189
Series 2021-B24 Class A5, 2.5843% 3/15/54	2,900,621	2,544,263
Series 2021-B28 Class A5, 2.2237% 8/15/54	2,250,000	1,904,158
Series 2018-B8 Class A5, 4.2317% 1/15/52	1,180,306	1,176,285
Series 2019-B12 Class A5, 3.1156% 8/15/52	726,144	673,868
Series 2019-B9 Class A5, 4.0156% 3/15/52	642,936	632,156
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 3.374% 11/15/28 (a)(b)(c)	441,000	435,226
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 3.1767% 4/15/37 (a)(b)(c)	2,535,445	2,483,573
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.7257% 4/15/37 (a)(b)(c)	841,247	822,852
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 2.0141% 10/15/36 (a)(b)(c)	1,109,960	1,053,649
Class B, 1 month U.S. LIBOR + 0.890% 2.2238% 10/15/36 (a)(b)(c)	162,246	152,868
Class C, 1 month U.S. LIBOR + 1.090% 2.4236% 10/15/36 (a)(b)(c)	217,124	202,066
Class D, 1 month U.S. LIBOR + 1.290% 2.6233% 10/15/36 (a)(b)(c)	210,720	194,220
Class E, 1 month U.S. LIBOR + 1.940% 3.2725% 10/15/36 (a)(b)(c)	732,746	680,101
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 2.3469% 2/15/39 (a)(b)(c)	1,375,528	1,320,566
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.6463% 2/15/39 (a)(b)(c)	414,418	393,719
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.8957% 2/15/39 (a)(b)(c)	414,418	389,579
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 3.2948% 2/15/39 (a)(b)(c)	414,418	385,441
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.949% 9/15/37 (a)(b)(c)	186,445	155,295
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.624% 4/15/34 (a)(b)(c)	412,398	395,777
Class C, 1 month U.S. LIBOR + 1.600% 2.924% 4/15/34 (a)(b)(c)	272,629	260,955
Class D, 1 month U.S. LIBOR + 1.900% 3.224% 4/15/34 (a)(b)(c)	286,192	271,775
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.404% 10/15/36 (a)(b)(c)	1,734,536	1,690,903
Class C, 1 month U.S. LIBOR + 1.250% 2.574% 10/15/36 (a)(b)(c)	415,223	402,689
Class D, 1 month U.S. LIBOR + 1.450% 2.774% 10/15/36 (a)(b)(c)	1,077,637	1,042,399
Class E, 1 month U.S. LIBOR + 1.800% 3.124% 10/15/36 (a)(b)(c)	826,282	797,185
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.8248% 4/15/37 (a)(b)(c)	1,044,977	1,016,789
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 3.2738% 4/15/37 (a)(b)(c)	532,723	516,237
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 3.6238% 4/15/37 (a)(b)(c)	120,275	115,276
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 4.1728% 4/15/37 (a)(b)(c)	100,712	95,966
floater sequential payer Series 2021-SOAR Class A, 1.995% 6/15/38 (a)(b)	1,566,738	1,503,781
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.324% 4/15/34 (a)(b)(c)	1,194,934	1,164,832
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.244% 10/15/36 (a)(b)(c)	721,806	709,097
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class E, 1 month U.S. LIBOR + 2.150% 3.474% 12/15/37 (a)(b)(c)	520,000	499,754
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	1,222,832	1,079,213
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.444% 6/15/34 (a)(b)(c)	990,612	967,672
Class B, 1 month U.S. LIBOR + 1.500% 2.824% 6/15/34 (a)(b)(c)	195,056	188,595
Class C, 1 month U.S. LIBOR + 1.750% 3.074% 6/15/34 (a)(b)(c)	220,357	211,989
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.625% 8/15/36 (a)(b)(c)	43,363	41,046
Class D, 1 month U.S. LIBOR + 3.050% 4.375% 8/15/36 (a)(b)(c)	144,000	134,945
Citigroup Commercial Mortgage Trust sequential payer:
Series 2014-GC25 Class A4, 3.635% 10/10/47	825,999	813,647
Series 2015-GC29 Class A4, 3.192% 4/10/48	311,943	302,676
Series 2015-P1 Class A5, 3.717% 9/15/48	160,809	158,558
Series 2016-C1 Class A4, 3.209% 5/10/49	508,851	489,857
Series 2016-P4 Class A4, 2.902% 7/10/49	589,456	562,039
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class A4, 3.213% 3/10/46	317,174	315,245
Series 2014-CR18 Class A5, 3.828% 7/15/47	158,730	157,628
Series 2013-CR13 Class AM, 4.449% 11/10/46	738,856	735,672
Series 2013-CR6 Class A4, 3.101% 3/10/46	514,489	511,982
Series 2013-LC13 Class AM, 4.557% 8/10/46 (a)	452,842	452,989
Series 2014-CR14 Class AM, 4.526% 2/10/47 (b)	909,306	908,033
Series 2015-CR22 Class A5, 3.309% 3/10/48	532,572	520,272
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class B, 1 month U.S. LIBOR + 1.230% 2.554% 5/15/36 (a)(b)(c)	522,000	510,377
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	242,397	223,760
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	462,377	448,971
Class B, 4.5349% 4/15/36 (a)	142,154	136,644
Class D, 4.9414% 4/15/36 (a)(b)	190,753	178,454
CSAIL Commercial Mortgage Trust sequential payer:
Series 2015-C3 Class A4, 3.7182% 8/15/48	344,472	338,728
Series 2019-C17:
Class A4, 2.7628% 9/15/52	516,958	463,310
Class A5, 3.0161% 9/15/52	516,958	471,944
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 2.026% 11/15/38 (a)(b)(c)	1,497,765	1,430,062
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 2.405% 7/15/38 (a)(b)(c)	794,113	774,170
Class B, 1 month U.S. LIBOR + 1.380% 2.705% 7/15/38 (a)(b)(c)	1,603,133	1,554,819
Class C, 1 month U.S. LIBOR + 1.700% 3.025% 7/15/38 (a)(b)(c)	206,728	199,979
Class D, 1 month U.S. LIBOR + 2.250% 3.575% 7/15/38 (a)(b)(c)	11,502,210	11,097,840
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	437,441	424,021
Series 2020-K104 Class A2, 2.253% 1/25/30	2,053,820	1,885,289
Series 2020-K116 Class A2, 1.378% 7/25/30	1,745,881	1,482,310
Series 2020-K117 Class A2, 1.406% 8/25/30	890,789	756,318
Series 2020-K118 Class A2, 1.493% 9/25/30	423,042	361,573
Series 2020-K121 Class A2, 1.547% 10/25/30	593,860	507,905
Series 2021-K125 Class A2, 1.846% 1/25/31	230,204	201,081
Series 2021-K126 Class A2, 2.074% 1/25/31	327,624	291,709
Series 2021-K130 Class A2, 1.723% 6/25/31	281,917	242,419
Series 2021-K136 Class A2, 2.127% 11/25/31	1,500,998	1,326,330
Series 2022-K144 Class A2, 2.45% 4/25/32	2,700,000	2,442,849
Series 2022-K145 Class A2, 2.58% 6/25/55	5,400,000	4,940,201
Series K034 Class A2, 3.531% 7/25/23	246,752	247,245
Series K080 Class A2, 3.926% 7/25/28	454,836	464,629
Series 2017-K064 Class A2, 3.224% 3/25/27	472,919	468,081
Series 2017-K068 Class A2, 3.244% 8/25/27	652,712	645,925
Series 2017-K727 Class A2, 2.946% 7/25/24	726,571	721,197
Series 2018-K730 Class A2, 3.59% 1/25/25	1,060,473	1,064,799
Series 2019-K094 Class A2, 2.903% 6/25/29	1,410,116	1,358,030
Series 2019-K1510 Class A2, 3.718% 1/25/31	407,161	413,678
Series 2021-K123 Class A2, 1.621% 12/25/30	781,693	672,335
Series K036 Class A2, 3.527% 10/25/23	246,051	246,409
Series K046 Class A2, 3.205% 3/25/25	912,976	907,362
Series K047 Class A2, 3.329% 5/25/25	105,827	105,537
Series K053 Class A2, 2.995% 12/25/25	194,973	192,387
Series K056 Class A2, 2.525% 5/25/26	568,904	551,024
Series K062 Class A1, 3.032% 9/25/26	329,804	328,450
Series K079 Class A2, 3.926% 6/25/28	213,322	218,436
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 3.024% 9/15/31 (a)(b)(c)	406,593	400,670
Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 2.274% 10/15/36 (a)(b)(c)	638,563	615,178
sequential payer:
Series 2013-GC10 Class A4, 2.681% 2/10/46	196,342	195,846
Series 2014-GC26 Class A4, 3.364% 11/10/47	465,276	453,669
Series 2020-GC45 Class A5, 2.9106% 2/13/53	1,245,771	1,127,634
Series 2013-GC12 Class A/S, 3.375% 6/10/46	2,410,418	2,385,536
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2012-NLP Class A, CME TERM SOFR 1 MONTH INDEX + 0.590% 1.8752% 4/15/37 (a)(b)(c)	326,000	306,422
JPMBB Commercial Mortgage Securities Trust:
sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	925,287	918,503
Series 2014-C23 Class A5, 3.9342% 9/15/47	261,832	260,485
Series 2014-C24 Class A5, 3.6385% 11/15/47	714,600	705,010
Series 2015-C29 Class A4, 3.6108% 5/15/48	246,754	241,737
Series 2013-C17 Class A/S, 4.4584% 1/15/47	1,032,479	1,030,337
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class ASB, 3.4743% 12/15/49	732,380	722,763
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-LC9 Class A5, 2.84% 12/15/47	357,934	356,959
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class DFX, 5.3503% 7/5/33 (a)	158,353	155,827
Class EFX, 5.5422% 7/5/33 (a)	192,511	186,738
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.5739% 5/15/39 (a)(b)(c)	1,526,439	1,488,256
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 3.0726% 5/15/39 (a)(b)(c)	899,162	872,170
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 3.3718% 5/15/39 (a)(b)(c)	511,349	493,442
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.8206% 5/15/39 (a)(b)(c)	454,472	434,010
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 2.024% 3/15/38 (a)(b)(c)	1,213,736	1,174,691
Class B, 1 month U.S. LIBOR + 0.880% 2.204% 3/15/38 (a)(b)(c)	217,253	207,977
Class C, 1 month U.S. LIBOR + 1.100% 2.424% 3/15/38 (a)(b)(c)	136,648	130,470
Class D, 1 month U.S. LIBOR + 1.400% 2.724% 3/15/38 (a)(b)(c)	190,097	180,548
Class E, 1 month U.S. LIBOR + 1.750% 3.074% 3/15/38 (a)(b)(c)	166,149	154,884
MHC Commercial Mortgage Trust floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 2.125% 4/15/38 (a)(b)(c)	1,033,385	1,006,885
Morgan Stanley BAML Trust Series 2015-C20 Class A4, 3.249% 2/15/48	403,691	394,201
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.574% 8/15/33 (a)(b)(c)	438,631	433,058
Class C, 1 month U.S. LIBOR + 1.500% 2.824% 8/15/33 (a)(b)(c)	1,056,452	1,039,700
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,052,468	992,243
Series 2020-L4 Class A3, 2.698% 2/15/53	487,766	435,313
Series 2021-L6 Class A4, 2.444% 6/15/54 (b)	5,000,000	4,273,220
Series 2018-H4 Class A4, 4.31% 12/15/51	775,945	767,668
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	152,075	141,059
Class C, 3.283% 11/10/36 (a)(b)	145,921	132,353
Natixis Commercial Mortgage Securities Trust sequential payer Series 2020-2PAC Class A, 2.966% 12/15/38 (a)	1,511,042	1,443,424
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 1.808% 10/15/36 (a)(b)(c)	1,911,354	1,798,395
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (a)(b)(c)	57,034	57,034
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	294,776	319,140
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 3.2787% 2/15/39 (a)(b)(c)	263,000	250,846
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.9287% 2/15/39 (a)(b)(c)	137,000	130,541
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 1.9006% 7/15/36 (a)(b)(c)	813,932	773,051
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 2.0548% 11/15/38 (a)(b)(c)	1,011,403	960,608
Class B, 1 month U.S. LIBOR + 1.070% 2.4038% 11/15/38 (a)(b)(c)	579,290	545,833
Class C, 1 month U.S. LIBOR + 1.320% 2.653% 11/15/38 (a)(b)(c)	359,780	337,195
Class D, 1 month U.S. LIBOR + 1.570% 2.9022% 11/15/38 (a)(b)(c)	236,463	221,026
VLS Commercial Mortgage Trust sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	723,328	595,259
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.524% 5/15/31 (a)(b)(c)	552,000	527,124
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	420,434	410,632
Series 2019-C52 Class A5, 2.892% 8/15/52	887,720	807,894
Series 2019-C54 Class A4, 3.146% 12/15/52	63,390	58,403
Series 2020-C55 Class A5, 2.725% 2/15/53	438,989	391,625
Series 2018-C48 Class A5, 4.302% 1/15/52	884,202	882,653
WF-RBS Commercial Mortgage Trust Series 2014-C25 Class A5, 3.631% 11/15/47	396,151	391,324
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $124,053,524)		123,068,513

Municipal Securities - 0.7%
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	265,000	388,851
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	$130,000	$165,894
Series 2010 S1, 7.043% 4/1/50	195,000	268,041
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	100,000	130,264
7.55% 4/1/39	1,130,000	1,532,831
Series 2010, 7.6% 11/1/40	355,000	490,220
Series 2018, 3.5% 4/1/28	355,000	350,740
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	235,000	174,788
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	370,000	436,987
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	308,306
Commonwealth Fing. Auth. Rev. Series 2016 A, 4.144% 6/1/38	210,000	206,865
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	435,000	320,193
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	65,000	52,642
Series 2021 C, 2.843% 11/1/46	400,000	310,990
Series 2022 A, 4.507% 11/1/51	155,000	150,654
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	175,000	150,856
3.293% 6/1/42	85,000	68,562
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	100,000	77,196
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	169,091	170,338
5.1% 6/1/33	1,355,000	1,363,251
Series 2010-1, 6.63% 2/1/35	1,545,000	1,645,281
Series 2010-3:
6.725% 4/1/35	1,190,000	1,260,880
7.35% 7/1/35	695,000	758,104
Kansas St Dev. Fin. Auth. Rev. Series 2015 H, 4.927% 4/15/45	210,000	220,118
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	260,000	358,048
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	130,000	149,109
Massachusetts Gen. Oblig. Series F, 3.277% 6/1/46	130,000	108,924
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	155,000	127,781
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	235,000	181,684
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	942,000	1,058,308
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 7.414% 1/1/40	129,000	171,197
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	395,000	355,361
4.131% 6/15/42	395,000	343,037
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	245,000	296,783
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	295,000	324,286
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	170,000	203,125
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	560,000	457,186
Port Auth. of New York & New Jersey:
Series 180, 4.96% 8/1/46	140,000	145,922
Series 2010 164, 5.647% 11/1/40	145,000	162,400
Series 225, 3.175% 7/15/60	635,000	474,973
Port of Morrow Transmission Facilities Rev. (Bonneville Coorporation Proj.) Series 2016 1, 2.987% 9/1/36	155,000	133,322
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	175,000	200,975
South Carolina Pub. Svc. Auth. Rev. Series 2013 C, 5.784% 12/1/41	310,000	346,628
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	360,000	271,597
3.256% 5/15/60	365,000	271,308
Univ. of California Revs.:
Series 2009 R, 5.77% 5/15/43	30,000	34,241
Series 2015 AP, 3.931% 5/15/45	105,000	98,607
Univ. of Virginia Gen. Rev.:
(Multi-Year Cap. Proj. Fing. Prog.) Series 2017 C, 4.179% 9/1/2117	130,000	112,507
Series 2021 B, 2.584% 11/1/51	65,000	47,815
TOTAL MUNICIPAL SECURITIES
(Cost $17,711,579)		17,437,976

Foreign Government and Government Agency Obligations - 0.8%
Alberta Province:
1% 5/20/25	$968,000	$908,613
3.3% 3/15/28	274,000	271,690
British Columbia Province 2.25% 6/2/26	654,000	628,324
Canadian Government 2% 11/15/22	130,000	129,877
Chilean Republic:
2.55% 7/27/33	854,000	697,291
3.24% 2/6/28	318,000	299,477
3.625% 10/30/42	358,000	287,250
Emirate of Abu Dhabi 3.875% 4/16/50 (a)	716,000	636,927
Export Development Canada 2.625% 2/21/24	320,000	318,544
Hungarian Republic:
5.75% 11/22/23	518,000	528,619
7.625% 3/29/41	200,000	231,413
Indonesian Republic:
2.85% 2/14/30	961,000	855,470
3.5% 2/14/50	734,000	577,933
Israeli State:
3.25% 1/17/28	395,000	384,631
3.375% 1/15/50	813,000	655,722
Italian Republic:
2.875% 10/17/29	734,000	644,166
6.875% 9/27/23	165,000	171,191
Kingdom of Saudi Arabia:
3.25% 10/22/30 (a)	396,000	372,240
4.5% 4/22/60 (a)	301,000	276,920
Manitoba Province:
2.1% 9/6/22	52,000	52,028
3.05% 5/14/24	41,000	40,871
Ontario Province:
0.625% 1/21/26	70,000	63,719
1.125% 10/7/30	658,000	547,305
2.3% 6/15/26	391,000	375,376
2.5% 4/27/26	137,000	133,174
3.05% 1/29/24	320,000	319,056
Panamanian Republic:
3.16% 1/23/30	517,000	460,550
4.5% 4/16/50	353,000	288,423
4.5% 4/1/56	547,000	435,651
Peruvian Republic:
1.862% 12/1/32	689,000	523,985
2.392% 1/23/26	133,000	123,590
2.78% 12/1/60	113,000	69,834
2.844% 6/20/30	448,000	390,544
3.55% 3/10/51	517,000	385,424
4.125% 8/25/27	396,000	388,278
6.55% 3/14/37	84,000	91,681
7.35% 7/21/25	133,000	143,499
Polish Government:
3.25% 4/6/26	181,000	175,491
4% 1/22/24	992,000	991,566
Quebec Province:
1.5% 2/11/25	791,000	757,984
2.5% 4/20/26	322,000	312,498
2.75% 4/12/27	350,000	341,278
2.875% 10/16/24	57,000	56,657
State of Qatar 4.4% 4/16/50 (a)	893,000	856,164
United Mexican States:
3.25% 4/16/30	366,000	321,920
3.5% 2/12/34	1,114,000	921,278
4.28% 8/14/41	1,201,000	950,892
4.35% 1/15/47	395,000	301,262
4.5% 1/31/50	254,000	197,374
4.6% 2/10/48	481,000	381,132
4.75% 3/8/44	266,000	220,331
5.55% 1/21/45	107,000	98,193
6.05% 1/11/40	132,000	129,632
Uruguay Republic:
4.125% 11/20/45	130,228	119,346
4.375% 10/27/27	33,363	33,745
4.375% 1/23/31	434,418	439,115
4.975% 4/20/55	321,625	317,062
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $22,611,946)		21,632,206

Supranational Obligations - 0.7%
African Development Bank 0.875% 7/22/26	419,000	382,044
Asian Development Bank:
0.375% 9/3/25	1,103,000	1,010,336
0.5% 2/4/26	611,000	555,645
0.75% 10/8/30	534,000	440,427
1.5% 10/18/24	617,000	595,478
2% 4/24/26	173,000	165,886
2.5% 11/2/27	184,000	177,908
2.625% 1/30/24	412,000	409,362
2.625% 1/12/27	178,000	174,150
2.75% 1/19/28	1,032,000	1,008,254
Corporacion Andina de Fomento 2.375% 5/12/23	741,000	735,939
European Investment Bank:
0.75% 9/23/30	762,000	632,026
0.875% 5/17/30	183,000	154,396
1.25% 2/14/31	331,000	283,691
1.375% 5/15/23	667,000	658,189
1.875% 2/10/25	82,000	79,528
2.25% 8/15/22	52,000	52,013
2.25% 6/24/24	620,000	610,814
2.375% 5/24/27	110,000	106,160
2.5% 10/15/24	157,000	155,088
2.875% 8/15/23	290,000	289,663
3.125% 12/14/23	378,000	378,457
3.25% 1/29/24	55,000	55,176
Inter-American Development Bank:
0.625% 7/15/25	607,000	562,129
0.875% 4/20/26	1,388,000	1,274,711
1.75% 3/14/25	505,000	487,305
2% 6/2/26	110,000	105,232
2.125% 1/15/25	50,000	48,790
2.25% 6/18/29	524,000	492,418
2.375% 7/7/27	184,000	176,797
3% 10/4/23	98,000	97,918
4.375% 1/24/44	239,000	263,678
International Bank for Reconstruction & Development:
0.375% 7/28/25	717,000	659,399
0.5% 10/28/25	905,000	829,853
0.75% 8/26/30	454,000	374,877
0.875% 5/14/30	555,000	465,536
1.25% 2/10/31	497,000	424,718
1.5% 8/28/24	543,000	525,633
1.625% 1/15/25	488,000	471,056
1.875% 6/19/23	374,000	370,244
1.875% 10/27/26	130,000	123,392
2.5% 3/19/24	104,000	103,100
2.5% 11/25/24	156,000	153,911
2.5% 7/29/25	104,000	102,001
2.5% 3/29/32	1,000,000	936,786
International Finance Corp.:
0.75% 8/27/30	303,000	252,743
2.875% 7/31/23	118,000	117,985
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $18,798,097)		18,530,842

Bank Notes - 0.2%
Citibank NA 3.65% 1/23/24	685,000	686,983
Citizens Bank NA:
2.25% 4/28/25	$359,000	$341,937
3.75% 2/18/26	370,000	363,330
Discover Bank:
3.35% 2/6/23	403,000	403,015
3.45% 7/27/26	350,000	330,665
4.682% 8/9/28 (b)	347,000	337,336
Regions Bank 6.45% 6/26/37	969,000	1,077,074
Truist Bank 3.3% 5/15/26	208,000	200,482
U.S. Bank NA, Cincinnati 3.4% 7/24/23	274,000	273,769
TOTAL BANK NOTES
(Cost $4,127,162)		4,014,591
	Shares	Value

Fixed-Income Funds - 0.5%
Fidelity Specialized High Income Central Fund (h)
(Cost $14,642,894)	166,580	13,607,882

Money Market Funds - 2.4%
Fidelity Cash Central Fund 1.58% (i)
(Cost $64,292,399)	64,279,543	64,292,399
TOTAL INVESTMENT IN SECURITIES - 108.0%
(Cost $2,923,399,047)		2,860,822,360
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(212,274,080)
NET ASSETS - 100%		$2,648,548,280

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
1.5% 7/1/37	$(8,500,000)	$(7,734,112)
2% 7/1/52	(450,000)	(390,473)
2% 7/1/52	(15,650,000)	(13,579,799)
2% 7/1/52	(45,100,000)	(39,134,118)
2% 7/1/52	(2,200,000)	(1,908,981)
2% 7/1/52	(10,900,000)	(9,458,135)
2% 7/1/52	(1,750,000)	(1,518,508)
2.5% 7/1/52	(11,850,000)	(10,650,182)
2.5% 7/1/52	(22,600,000)	(20,311,739)
3% 7/1/52	(5,400,000)	(5,025,794)
3% 7/1/52	(1,900,000)	(1,768,335)
3.5% 7/1/52	(4,000,000)	(3,845,467)
4% 7/1/52	(425,000)	(418,957)
4% 7/1/52	(400,000)	(394,311)
TOTAL TBA SALE COMMITMENTS
(Proceeds $114,108,545)		$(116,138,911)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	84	Sept. 2022	$9,429,000	$(3,245)	$(3,245)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	222	Sept. 2022	26,313,938	(669,129)	(669,129)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	7	Sept. 2022	1,470,109	(5,152)	(5,152)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	94	Sept. 2022	13,030,750	(4,331)	(4,331)

TOTAL SOLD					(678,612)

TOTAL FUTURES CONTRACTS					$(681,857)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 1.6%

Swaps

Underlying Reference	Rating	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	$6,230,000	$109,566	$(93,649)	$15,917
CMBX N.A. AAA Index Series 13		Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	990,000	17,411	(16,460)	951

TOTAL CREDIT DEFAULT SWAPS							$126,977	$(110,109)	$16,868

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $223,262,328 or 8.4% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $845,421.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $4,245,073.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$--	$396,964,629	$332,672,230	$73,328	$--	$--	$64,292,399	0.1%
Fidelity Specialized High Income Central Fund	--	14,642,894	--	60,053	--	(1,035,012)	13,607,882	4.2%
Total	$--	$411,607,523	$332,672,230	$133,381	$--	$(1,035,012)	$77,900,281

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$823,485,565	$--	$823,485,565	$--
U.S. Government and Government Agency Obligations	1,056,820,887	--	1,056,820,887	--
U.S. Government Agency - Mortgage Securities	621,118,226	--	621,118,226	--
Asset-Backed Securities	84,050,235	--	84,050,235	--
Collateralized Mortgage Obligations	12,763,038	--	12,763,038	--
Commercial Mortgage Securities	123,068,513	--	123,068,513	--
Municipal Securities	17,437,976	--	17,437,976	--
Foreign Government and Government Agency Obligations	21,632,206	--	21,632,206	--
Supranational Obligations	18,530,842	--	18,530,842	--
Bank Notes	4,014,591	--	4,014,591	--
Fixed-Income Funds	13,607,882	13,607,882	--	--
Money Market Funds	64,292,399	64,292,399	--	--
Total Investments in Securities:	$2,860,822,360	$77,900,281	$2,782,922,079	$--
Derivative Instruments:
Assets
Swaps	$126,977	$--	$126,977	$--
Total Assets	$126,977	$--	$126,977	$--
Liabilities
Futures Contracts	$(681,857)	$(681,857)	$--	$--
Total Liabilities	$(681,857)	$(681,857)	$--	$--
Total Derivative Instruments:	$(554,880)	$(681,857)	$126,977	$--
Other Financial Instruments:
TBA Sale Commitments	$(116,138,911)	$--	$(116,138,911)	$--
Total Other Financial Instruments:	$(116,138,911)	$--	$(116,138,911)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$126,977	$0
Total Credit Risk	126,977	0
Interest Rate Risk
Futures Contracts(b)	0	(681,857)
Total Interest Rate Risk	0	(681,857)
Total Value of Derivatives	$126,977	$(681,857)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,844,463,754)	$2,782,922,079
Fidelity Central Funds (cost $78,935,293)	77,900,281
Total Investment in Securities (cost $2,923,399,047)		$2,860,822,360
Cash		9,648
Receivable for investments sold		7,741
Receivable for TBA sale commitments		114,108,545
Receivable for fund shares sold		36,208,108
Interest receivable		14,962,355
Distributions receivable from Fidelity Central Funds		72,000
Bi-lateral OTC swaps, at value		126,977
Total assets		3,026,317,734
Liabilities
Payable for investments purchased
Regular delivery	$1,630,045
Delayed delivery	234,167,848
TBA sale commitments, at value	116,138,911
Payable for fund shares redeemed	24,527,715
Accrued management fee	652,441
Payable for daily variation margin on futures contracts	361,087
Other affiliated payables	278,886
Other payables and accrued expenses	12,521
Total liabilities		377,769,454
Net Assets		$2,648,548,280
Net Assets consist of:
Paid in capital		$2,712,831,342
Total accumulated earnings (loss)		(64,283,062)
Net Assets		$2,648,548,280
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($513,191,758 ÷ 52,569,653 shares)		$9.76
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,135,356,522 ÷ 218,742,206 shares)		$9.76

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period May 27, 2022 (commencement of operations) through June 30, 2022 (Unaudited)
Investment Income
Interest		$7,611,981
Income from Fidelity Central Funds		133,381
Total income		7,745,362
Expenses
Management fee	$684,751
Transfer agent fees	218,544
Accounting fees and expenses	74,344
Custodian fees and expenses	2,004
Independent trustees' fees and expenses	259
Audit	6,095
Miscellaneous	111
Total expenses		986,108
Net investment income (loss)		6,759,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,565,432)
Futures contracts	(203,808)
Swaps	(1,034)
Total net realized gain (loss)		(5,770,274)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(61,541,675)
Fidelity Central Funds	(1,035,012)
Futures contracts	(681,857)
Swaps	16,868
TBA sale commitments	(2,030,366)
Total change in net unrealized appreciation (depreciation)		(65,272,042)
Net gain (loss)		(71,042,316)
Net increase (decrease) in net assets resulting from operations		$(64,283,062)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period May 27, 2022 (commencement of operations) through June 30, 2022 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,759,254
Net realized gain (loss)	(5,770,274)
Change in net unrealized appreciation (depreciation)	(65,272,042)
Net increase (decrease) in net assets resulting from operations	(64,283,062)
Share transactions - net increase (decrease)	2,712,831,342
Total increase (decrease) in net assets	2,648,548,280
Net Assets
Beginning of period	–
End of period	$2,648,548,280

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investment Grade Bond II Portfolio Initial Class

Six months ended (Unaudited) June 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.025
Net realized and unrealized gain (loss)	(.265)
Total from investment operations	(.240)
Net asset value, end of period	$9.76
Total ReturnD,E	(2.40)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.38%H
Expenses net of fee waivers, if any	.38%H
Expenses net of all reductions	.38%H
Net investment income (loss)	2.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$513,192
Portfolio turnover rateI	57%J,K

 A For the period May 27, 2022 (commencement of operations) through June 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond II Portfolio Investor Class

Six months ended (Unaudited) June 30,
2022 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.025
Net realized and unrealized gain (loss)	(.265)
Total from investment operations	(.240)
Net asset value, end of period	$9.76
Total ReturnD,E	(2.40)%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.42%H
Expenses net of fee waivers, if any	.42%H
Expenses net of all reductions	.42%H
Net investment income (loss)	2.79%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,135,357
Portfolio turnover rateI	57%J,K

 A For the period May 27, 2022 (commencement of operations) through June 30, 2022.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Investment Grade Bond II Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,500,069
Gross unrealized depreciation	(67,772,111)
Net unrealized appreciation (depreciation)	$(65,272,042)
Tax cost	$2,923,399,047

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP Investment Grade Bond II Portfolio
Credit Risk
Swaps	$(1,034)	$16,868
Total Credit Risk	(1,034)	16,868
Interest Rate Risk
Futures Contracts	(203,808)	(681,857)
Total Interest Rate Risk	(203,808)	(681,857)
Totals	$(204,842)	$(664,989)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investment Grade Bond II Portfolio	693,535,046	429,769,856

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$31,510.06
Investor Class	187,034.10
	$218,544

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Investment Grade Bond II Portfolio	.03

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)	Participating classes
VIP Investment Grade Bond II Portfolio	274,659,704	2,746,597,038	Initial Class, Investor Class

7. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Dollars
	Six months ended June 30, 2022(a)	Six months ended June 30, 2022(a)
VIP Investment Grade Bond II Portfolio
Initial Class
Shares sold	58,183,057	$581,585,179
Shares redeemed	(5,613,404)	(55,305,082)
Net increase (decrease)	52,569,653	$526,280,097
Investor Class
Shares sold	223,452,262	$2,232,816,491
Shares redeemed	(4,710,056)	(46,265,246)
Net increase (decrease)	218,742,206	$2,186,551,245

 (a) For the period May 27, 2022 (commencement of operations) through June 30, 2022.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	VIP Funds Manager 50% Portfolio	VIP Funds Manager 60% Portfolio
VIP Investment Grade Bond Portfolio II	29%	28%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
VIP Investment Grade Bond Portfolio II	100%

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 27, 2022 to June 30, 2022). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 27, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value June 30, 2022	Expenses Paid During Period
VIP Investment Grade Bond II Portfolio
Initial Class	.38%
Actual		$1,000.00	$976.00	$.36-B
Hypothetical-C		$1,000.00	$1,022.91	$1.91-D
Investor Class	.42%
Actual		$1,000.00	$976.00	$.40-B
Hypothetical-C		$1,000.00	$1,022.71	$2.11-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 35/365 (to reflect the period May 27, 2022 to June 30, 2022.)

 C 5% return per year before expenses

 D Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond II Portfolio

At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.The Board also considered the fact that it oversees funds managed by FMR that have similar investment objectives and policies as the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio  ..In reviewing the Advisory Contracts, the Board considered the fund's proposed management fee rate and the projected total expense ratio of each class of the fund. The Board noted that the fund's proposed management fee rate is below the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each class of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be approved.

VIGBI-SANN-0822
1.9905667.100

Fidelity® Variable Insurance Products:
Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
VIP Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2035 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2040 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2045 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2050 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2055 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2060 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom 2065 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Initial Class	36.1
VIP Government Money Market Portfolio Initial Class 1.18%	19.0
Fidelity Inflation-Protected Bond Index Fund	16.6
VIP Overseas Portfolio Initial Class	7.3
VIP Emerging Markets Portfolio Initial Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	3.7
Fidelity International Bond Index Fund	2.6
VIP High Income Portfolio Initial Class	1.6
VIP Growth Portfolio Initial Class	1.3
VIP Growth & Income Portfolio Initial Class	1.3
96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.3%
International Equity Funds	14.1%
Bond Funds	60.6%
Short-Term Funds	19.0%

VIP Freedom Income Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	17,537	$687,969
VIP Equity-Income Portfolio Initial Class (a)	30,335	707,716
VIP Growth & Income Portfolio Initial Class (a)	36,413	838,586
VIP Growth Portfolio Initial Class (a)	11,617	865,792
VIP Mid Cap Portfolio Initial Class (a)	6,446	204,466
VIP Value Portfolio Initial Class (a)	31,454	517,099
VIP Value Strategies Portfolio Initial Class (a)	17,704	252,630
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,040,410)		4,074,258

International Equity Funds - 14.1%
VIP Emerging Markets Portfolio Initial Class (a)	434,715	4,373,238
VIP Overseas Portfolio Initial Class (a)	225,403	4,697,406
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,763,604)		9,070,644

Bond Funds - 60.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,048,498	10,642,257
Fidelity International Bond Index Fund (a)	181,175	1,648,695
Fidelity Long-Term Treasury Bond Index Fund (a)	206,100	2,376,336
VIP High Income Portfolio Initial Class (a)	233,483	1,055,345
VIP Investment Grade Bond II Portfolio Initial Class (a)	2,376,478	23,194,425
TOTAL BOND FUNDS
(Cost $40,012,797)		38,917,058

Short-Term Funds - 19.0%
VIP Government Money Market Portfolio Initial Class 1.18% (a)(b)
(Cost $12,174,719)	12,174,719	12,174,719
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $63,991,530)		64,236,679
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,165)
NET ASSETS - 100%		$64,229,514

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$11,367,795	$3,460,810	$3,157,802	$--	$(58,139)	$(970,407)	$10,642,257
Fidelity International Bond Index Fund	1,170,859	1,000,421	392,193	2,499	(9,042)	(121,350)	1,648,695
Fidelity Long-Term Treasury Bond Index Fund	2,168,551	1,356,662	681,902	22,455	(41,108)	(425,867)	2,376,336
VIP Contrafund Portfolio Initial Class	934,738	369,927	363,196	8,244	(9,399)	(244,101)	687,969
VIP Emerging Markets Portfolio Initial Class	5,301,766	1,818,779	1,760,342	--	(77,969)	(908,996)	4,373,238
VIP Equity-Income Portfolio Initial Class	988,776	311,853	501,116	1,181	23,743	(115,540)	707,716
VIP Government Money Market Portfolio Initial Class 1.18%	15,989,051	2,791,269	6,605,601	16,249	--	--	12,174,719
VIP Growth & Income Portfolio Initial Class	1,125,586	388,580	563,152	2,039	66,215	(178,643)	838,586
VIP Growth Portfolio Initial Class	955,875	565,335	389,972	42,224	(20,420)	(245,026)	865,792
VIP High Income Portfolio Initial Class	1,559,293	269,811	593,333	564	(48,380)	(132,046)	1,055,345
VIP Investment Grade Bond Portfolio II Initial Class	--	25,083,731	1,305,129	--	(28,924)	(555,253)	23,194,425
VIP Investment Grade Bond Portfolio Initial Class	29,871,096	5,274,180	31,513,290	1,300,585	(2,846,558)	(785,428)	--
VIP Mid Cap Portfolio Initial Class	274,233	89,201	99,915	5,979	(4,443)	(54,610)	204,466
VIP Overseas Portfolio Initial Class	5,390,772	2,214,393	1,264,491	39,399	(60,522)	(1,582,746)	4,697,406
VIP Value Portfolio Initial Class	724,943	202,580	349,868	8,899	39,087	(99,643)	517,099
VIP Value Strategies Portfolio Initial Class	355,161	88,527	152,624	2,844	16,942	(55,376)	252,630
	$78,178,495	$45,286,059	$49,693,926	$1,453,161	$(3,058,917)	$(6,475,032)	$64,236,679

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,074,258	$4,074,258	$--	$--
International Equity Funds	9,070,644	9,070,644	--	--
Bond Funds	38,917,058	38,917,058	--	--
Short-Term Funds	12,174,719	12,174,719	--	--
Total Investments in Securities:	$64,236,679	$64,236,679	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $63,991,530)	$64,236,679
Total Investment in Securities (cost $63,991,530)		$64,236,679
Receivable for investments sold		117,454
Receivable for fund shares sold		1,334,123
Total assets		65,688,256
Liabilities
Payable for investments purchased	$1,439,542
Payable for fund shares redeemed	12,039
Distribution and service plan fees payable	7,161
Total liabilities		1,458,742
Net Assets		$64,229,514
Net Assets consist of:
Paid in capital		$66,011,903
Total accumulated earnings (loss)		(1,782,389)
Net Assets		$64,229,514
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($14,701,890 ÷ 1,350,829 shares)		$10.88
Service Class:
Net Asset Value, offering price and redemption price per share ($25,999,728 ÷ 2,392,575 shares)		$10.87
Service Class 2:
Net Asset Value, offering price and redemption price per share ($23,527,896 ÷ 2,176,728 shares)		$10.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$44,861
Expenses
Distribution and service plan fees	$45,642
Independent trustees' fees and expenses	108
Total expenses		45,750
Net investment income (loss)		(889)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,058,917)
Capital gain distributions from underlying funds:
Affiliated issuers	1,408,300
Total net realized gain (loss)		(1,650,617)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(6,475,032)
Total change in net unrealized appreciation (depreciation)		(6,475,032)
Net gain (loss)		(8,125,649)
Net increase (decrease) in net assets resulting from operations		$(8,126,538)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(889)	$1,363,822
Net realized gain (loss)	(1,650,617)	2,945,032
Change in net unrealized appreciation (depreciation)	(6,475,032)	(1,855,194)
Net increase (decrease) in net assets resulting from operations	(8,126,538)	2,453,660
Distributions to shareholders	(2,993,736)	(2,360,060)
Share transactions - net increase (decrease)	(2,820,080)	893,465
Total increase (decrease) in net assets	(13,940,354)	987,065
Net Assets
Beginning of period	78,169,868	77,182,803
End of period	$64,229,514	$78,169,868

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$12.74	$11.89	$11.08	$11.63	$10.98
Income from Investment Operations
Net investment income (loss)A,B	.01	.24	.17	.27	.22	.19
Net realized and unrealized gain (loss)	(1.37)	.18	1.06	1.03	(.45)	.74
Total from investment operations	(1.36)	.42	1.23	1.30	(.23)	.93
Distributions from net investment income	(.12)	(.13)	(.16)	(.25)	(.20)	(.18)
Distributions from net realized gain	(.40)	(.27)	(.22)	(.25)	(.13)	(.10)
Total distributions	(.52)	(.40)	(.38)	(.49)C	(.32)C	(.28)
Net asset value, end of period	$10.88	$12.76	$12.74	$11.89	$11.08	$11.63
Total ReturnD,E,F	(11.03)%	3.35%	10.47%	11.94%	(1.96)%	8.48%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.85%	1.40%	2.31%	1.90%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$14,702	$17,011	$16,854	$14,870	$14,582	$16,086
Portfolio turnover rateK	130%J	52%	66%	40%	48%	35%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.74	$12.73	$11.88	$11.07	$11.63	$10.97
Income from Investment Operations
Net investment income (loss)A,B	–C	.22	.16	.26	.21	.18
Net realized and unrealized gain (loss)	(1.35)	.18	1.06	1.03	(.46)	.75
Total from investment operations	(1.35)	.40	1.22	1.29	(.25)	.93
Distributions from net investment income	(.12)	(.12)	(.15)	(.24)	(.19)	(.17)
Distributions from net realized gain	(.40)	(.27)	(.22)	(.25)	(.13)	(.10)
Total distributions	(.52)	(.39)	(.37)	(.48)D	(.31)D	(.27)
Net asset value, end of period	$10.87	$12.74	$12.73	$11.88	$11.07	$11.63
Total ReturnE,F,G	(10.97)%	3.17%	10.38%	11.87%	(2.12)%	8.49%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.03%J	1.75%	1.30%	2.21%	1.80%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$26,000	$32,637	$32,810	$24,831	$14,591	$11,227
Portfolio turnover rateK	130%J	52%	66%	40%	48%	35%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.69	$12.68	$11.83	$11.03	$11.59	$10.93
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.20	.14	.24	.19	.16
Net realized and unrealized gain (loss)	(1.35)	.18	1.06	1.02	(.45)	.75
Total from investment operations	(1.36)	.38	1.20	1.26	(.26)	.91
Distributions from net investment income	(.12)	(.10)	(.13)	(.22)	(.17)	(.15)
Distributions from net realized gain	(.40)	(.27)	(.22)	(.25)	(.13)	(.10)
Total distributions	(.52)	(.37)	(.35)	(.46)C	(.30)	(.25)
Net asset value, end of period	$10.81	$12.69	$12.68	$11.83	$11.03	$11.59
Total ReturnD,E,F	(11.09)%	3.03%	10.29%	11.63%	(2.27)%	8.36%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.12)%I	1.60%	1.15%	2.06%	1.65%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$23,528	$28,521	$27,518	$18,333	$15,459	$14,911
Portfolio turnover rateJ	130%I	52%	66%	40%	48%	35%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Initial Class	35.5
VIP Government Money Market Portfolio Initial Class 1.18%	17.6
Fidelity Inflation-Protected Bond Index Fund	16.3
VIP Overseas Portfolio Initial Class	7.9
VIP Emerging Markets Portfolio Initial Class	7.1
Fidelity Long-Term Treasury Bond Index Fund	3.8
Fidelity International Bond Index Fund	2.6
VIP High Income Portfolio Initial Class	1.6
VIP Growth Portfolio Initial Class	1.6
VIP Growth & Income Portfolio Initial Class	1.6
95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.6%
International Equity Funds	15.0%
Bond Funds	59.8%
Short-Term Funds	17.6%

VIP Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	3,596	$141,061
VIP Equity-Income Portfolio Initial Class (a)	6,217	145,041
VIP Growth & Income Portfolio Initial Class (a)	7,466	171,935
VIP Growth Portfolio Initial Class (a)	2,385	177,771
VIP Mid Cap Portfolio Initial Class (a)	1,322	41,928
VIP Value Portfolio Initial Class (a)	6,442	105,907
VIP Value Strategies Portfolio Initial Class (a)	3,625	51,733
TOTAL DOMESTIC EQUITY FUNDS
(Cost $560,756)		835,376

International Equity Funds - 15.0%
VIP Emerging Markets Portfolio Initial Class (a)	77,094	775,569
VIP Overseas Portfolio Initial Class (a)	41,730	869,647
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,532,374)		1,645,216

Bond Funds - 59.8%
Fidelity Inflation-Protected Bond Index Fund (a)	176,527	1,791,749
Fidelity International Bond Index Fund (a)	31,865	289,974
Fidelity Long-Term Treasury Bond Index Fund (a)	36,344	419,043
VIP High Income Portfolio Initial Class (a)	39,957	180,608
VIP Investment Grade Bond II Portfolio Initial Class (a)	399,315	3,897,311
TOTAL BOND FUNDS
(Cost $6,743,665)		6,578,685

Short-Term Funds - 17.6%
VIP Government Money Market Portfolio Initial Class 1.18% (a)(b)
(Cost $1,933,035)	1,933,035	1,933,035
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $10,769,830)		10,992,312
NET OTHER ASSETS (LIABILITIES) - 0.0%		(256)
NET ASSETS - 100%		$10,992,056

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,992,125	$436,434	$457,943	$--	$(13,612)	$(165,255)	$1,791,749
Fidelity International Bond Index Fund	218,817	157,899	62,838	472	(1,560)	(22,344)	289,974
Fidelity Long-Term Treasury Bond Index Fund	402,147	207,187	103,558	4,150	(4,543)	(82,190)	419,043
VIP Contrafund Portfolio Initial Class	213,143	54,197	69,600	1,829	1,866	(58,545)	141,061
VIP Emerging Markets Portfolio Initial Class	1,007,343	239,362	280,064	--	(19,421)	(171,651)	775,569
VIP Equity-Income Portfolio Initial Class	225,474	41,071	101,477	264	7,435	(27,462)	145,041
VIP Government Money Market Portfolio Initial Class 1.18%	2,654,771	278,624	1,000,354	2,658	(6)	--	1,933,035
VIP Growth & Income Portfolio Initial Class	256,664	55,023	115,428	455	33,281	(57,605)	171,935
VIP Growth Portfolio Initial Class	217,982	94,991	75,972	9,376	(4,401)	(54,829)	177,771
VIP High Income Portfolio Initial Class	282,012	25,960	95,416	101	(6,010)	(25,938)	180,608
VIP Investment Grade Bond Portfolio II Initial Class	--	4,256,347	261,712	--	(2,153)	(95,171)	3,897,311
VIP Investment Grade Bond Portfolio Initial Class	5,262,425	655,292	5,275,252	227,667	(386,709)	(255,756)	--
VIP Mid Cap Portfolio Initial Class	62,536	12,725	20,192	1,333	(735)	(12,406)	41,928
VIP Overseas Portfolio Initial Class	1,096,126	320,882	220,714	7,891	(15,697)	(310,950)	869,647
VIP Value Portfolio Initial Class	165,310	27,700	74,248	1,986	13,031	(25,886)	105,907
VIP Value Strategies Portfolio Initial Class	80,987	10,961	31,921	636	5,142	(13,436)	51,733
	$14,137,862	$6,874,655	$8,246,689	$258,818	$(394,092)	$(1,379,424)	$10,992,312

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$835,376	$835,376	$--	$--
International Equity Funds	1,645,216	1,645,216	--	--
Bond Funds	6,578,685	6,578,685	--	--
Short-Term Funds	1,933,035	1,933,035	--	--
Total Investments in Securities:	$10,992,312	$10,992,312	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $10,769,830)	$10,992,312
Total Investment in Securities (cost $10,769,830)		$10,992,312
Cash		14
Receivable for investments sold		111,617
Receivable for fund shares sold		533
Total assets		11,104,476
Liabilities
Payable for investments purchased	$81,383
Payable for fund shares redeemed	30,763
Distribution and service plan fees payable	274
Total liabilities		112,420
Net Assets		$10,992,056
Net Assets consist of:
Paid in capital		$10,950,606
Total accumulated earnings (loss)		41,450
Net Assets		$10,992,056
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($8,027,442 ÷ 710,421 shares)		$11.30
Service Class:
Net Asset Value, offering price and redemption price per share ($2,790,466 ÷ 245,330 shares)		$11.37
Service Class 2:
Net Asset Value, offering price and redemption price per share ($174,148 ÷ 15,468 shares)		$11.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,068
Expenses
Distribution and service plan fees	$1,931
Independent trustees' fees and expenses	19
Total expenses		1,950
Net investment income (loss)		6,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(394,092)
Capital gain distributions from underlying funds:
Affiliated issuers	250,750
Total net realized gain (loss)		(143,342)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,379,424)
Total change in net unrealized appreciation (depreciation)		(1,379,424)
Net gain (loss)		(1,522,766)
Net increase (decrease) in net assets resulting from operations		$(1,516,648)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,118	$260,834
Net realized gain (loss)	(143,342)	884,110
Change in net unrealized appreciation (depreciation)	(1,379,424)	(552,765)
Net increase (decrease) in net assets resulting from operations	(1,516,648)	592,179
Distributions to shareholders	(857,260)	(542,304)
Share transactions - net increase (decrease)	(771,546)	(1,953,374)
Total increase (decrease) in net assets	(3,145,454)	(1,903,499)
Net Assets
Beginning of period	14,137,510	16,041,009
End of period	$10,992,056	$14,137,510

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2005 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$13.63	$12.75	$11.65	$12.39	$11.51
Income from Investment Operations
Net investment income (loss)A,B	.01	.25	.17	.27	.22	.20
Net realized and unrealized gain (loss)	(1.49)	.30	1.23	1.32	(.58)	1.06
Total from investment operations	(1.48)	.55	1.40	1.59	(.36)	1.26
Distributions from net investment income	(.12)	(.15)	(.17)	(.27)	(.20)	(.19)
Distributions from net realized gain	(.77)	(.36)	(.35)	(.22)	(.17)	(.19)
Total distributions	(.89)	(.51)	(.52)	(.49)	(.38)C	(.38)
Net asset value, end of period	$11.30	$13.67	$13.63	$12.75	$11.65	$12.39
Total ReturnD,E,F	(11.42)%	4.09%	11.25%	13.81%	(2.95)%	11.06%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.82%	1.31%	2.18%	1.80%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$8,027	$9,853	$10,082	$9,364	$8,191	$7,931
Portfolio turnover rateK	111%J	31%	54%	24%	32%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.76	$13.71	$12.83	$11.72	$12.46	$11.58
Income from Investment Operations
Net investment income (loss)A,B	–C	.24	.16	.26	.21	.19
Net realized and unrealized gain (loss)	(1.50)	.30	1.23	1.33	(.58)	1.06
Total from investment operations	(1.50)	.54	1.39	1.59	(.37)	1.25
Distributions from net investment income	(.12)	(.14)	(.16)	(.26)	(.20)	(.18)
Distributions from net realized gain	(.77)	(.36)	(.35)	(.22)	(.17)	(.19)
Total distributions	(.89)	(.49)D	(.51)	(.48)	(.37)	(.37)
Net asset value, end of period	$11.37	$13.76	$13.71	$12.83	$11.72	$12.46
Total ReturnE,F,G	(11.50)%	4.02%	11.07%	13.71%	(3.01)%	10.90%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.03%J	1.72%	1.21%	2.08%	1.70%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$2,790	$4,080	$5,673	$4,248	$2,279	$1,222
Portfolio turnover rateK	111%J	31%	54%	24%	32%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2005 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.64	$13.59	$12.72	$11.62	$12.37	$11.50
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.21	.14	.24	.19	.17
Net realized and unrealized gain (loss)	(1.48)	.30	1.22	1.32	(.59)	1.05
Total from investment operations	(1.49)	.51	1.36	1.56	(.40)	1.22
Distributions from net investment income	(.12)	(.10)	(.14)	(.24)	(.18)	(.16)
Distributions from net realized gain	(.77)	(.36)	(.35)	(.22)	(.17)	(.19)
Total distributions	(.89)	(.46)	(.49)	(.46)	(.35)	(.35)
Net asset value, end of period	$11.26	$13.64	$13.59	$12.72	$11.62	$12.37
Total ReturnC,D	(11.53)%	3.82%	10.93%	13.60%	(3.24)%	10.74%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.12)%G	1.57%	1.06%	1.93%	1.55%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$174	$204	$286	$178	$121	$104
Portfolio turnover rateH	111%G	31%	54%	24%	32%	33%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Initial Class	32.6
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Government Money Market Portfolio Initial Class 1.18%	12.1
VIP Overseas Portfolio Initial Class	10.5
VIP Emerging Markets Portfolio Initial Class	8.1
Fidelity Long-Term Treasury Bond Index Fund	4.0
Fidelity International Bond Index Fund	2.9
VIP Growth Portfolio Initial Class	2.8
VIP Growth & Income Portfolio Initial Class	2.7
VIP Equity-Income Portfolio Initial Class	2.2
93.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.9%
International Equity Funds	18.6%
Bond Funds	56.4%
Short-Term Funds	12.1%

VIP Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.9%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	169,172	$6,636,616
VIP Equity-Income Portfolio Initial Class (a)	292,514	6,824,348
VIP Growth & Income Portfolio Initial Class (a)	351,272	8,089,800
VIP Growth Portfolio Initial Class (a)	112,209	8,362,905
VIP Mid Cap Portfolio Initial Class (a)	62,184	1,972,484
VIP Value Portfolio Initial Class (a)	303,068	4,982,442
VIP Value Strategies Portfolio Initial Class (a)	170,588	2,434,286
TOTAL DOMESTIC EQUITY FUNDS
(Cost $38,505,381)		39,302,881

International Equity Funds - 18.6%
VIP Emerging Markets Portfolio Initial Class (a)	2,449,851	24,645,497
VIP Overseas Portfolio Initial Class (a)	1,520,274	31,682,509
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $57,665,769)		56,328,006

Bond Funds - 56.4%
Fidelity Inflation-Protected Bond Index Fund (a)	4,552,887	46,211,803
Fidelity International Bond Index Fund (a)	972,078	8,845,909
Fidelity Long-Term Treasury Bond Index Fund (a)	1,055,760	12,172,917
VIP High Income Portfolio Initial Class (a)	1,105,047	4,994,812
VIP Investment Grade Bond II Portfolio Initial Class (a)	10,155,504	99,117,715
TOTAL BOND FUNDS
(Cost $175,825,451)		171,343,156

Short-Term Funds - 12.1%
VIP Government Money Market Portfolio Initial Class 1.18% (a)(b)
(Cost $36,784,101)	36,784,101	36,784,101
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $308,780,702)		303,758,144
NET OTHER ASSETS (LIABILITIES) - 0.0%		(58,657)
NET ASSETS - 100%		$303,699,487

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$47,495,943	$86,971,384	$83,785,024	$--	$461,703	$(4,932,203)	$46,211,803
Fidelity International Bond Index Fund	6,273,471	17,980,184	14,690,825	14,021	(561,616)	(155,305)	8,845,909
Fidelity Long-Term Treasury Bond Index Fund	10,872,986	20,759,472	17,005,461	117,968	(1,036,600)	(1,417,480)	12,172,917
VIP Contrafund Portfolio Initial Class	9,089,903	14,024,105	13,947,784	82,501	2,645,262	(5,174,870)	6,636,616
VIP Emerging Markets Portfolio Initial Class	30,346,002	48,073,312	47,817,586	--	1,732,711	(7,688,942)	24,645,497
VIP Equity-Income Portfolio Initial Class	9,615,670	13,927,710	15,808,373	11,885	2,059,095	(2,969,754)	6,824,348
VIP Government Money Market Portfolio Initial Class 1.18%	51,966,048	74,288,520	89,470,467	50,987	--	--	36,784,101
VIP Growth & Income Portfolio Initial Class	10,945,941	16,219,752	17,952,066	20,503	4,656,101	(5,779,928)	8,089,800
VIP Growth Portfolio Initial Class	9,296,427	16,201,292	14,499,537	422,942	3,153,500	(5,788,777)	8,362,905
VIP High Income Portfolio Initial Class	7,415,524	9,022,376	10,570,510	2,798	(521,092)	(351,486)	4,994,812
VIP Investment Grade Bond Portfolio II Initial Class	--	106,209,264	4,586,527	--	(80,855)	(2,424,167)	99,117,715
VIP Investment Grade Bond Portfolio Initial Class	126,808,735	184,553,109	295,357,842	5,783,783	(11,465,648)	(4,538,354)	--
VIP Mid Cap Portfolio Initial Class	2,666,893	4,014,016	4,120,069	59,761	372,899	(961,255)	1,972,484
VIP Overseas Portfolio Initial Class	38,344,118	65,490,943	60,379,911	290,046	5,825,667	(17,598,308)	31,682,509
VIP Value Portfolio Initial Class	7,049,870	10,175,192	11,650,387	89,419	2,257,793	(2,850,026)	4,982,442
VIP Value Strategies Portfolio Initial Class	3,453,793	4,862,046	5,501,036	28,656	1,264,023	(1,644,540)	2,434,286
	$371,641,324	$692,772,677	$707,143,405	$6,975,270	$10,762,943	$(64,275,395)	$303,758,144

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$39,302,881	$39,302,881	$--	$--
International Equity Funds	56,328,006	56,328,006	--	--
Bond Funds	171,343,156	171,343,156	--	--
Short-Term Funds	36,784,101	36,784,101	--	--
Total Investments in Securities:	$303,758,144	$303,758,144	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $308,780,702)	$303,758,144
Total Investment in Securities (cost $308,780,702)		$303,758,144
Receivable for investments sold		3,185,047
Receivable for fund shares sold		2,635
Total assets		306,945,826
Liabilities
Payable for investments purchased	$3,116,783
Payable for fund shares redeemed	70,897
Distribution and service plan fees payable	58,659
Total liabilities		3,246,339
Net Assets		$303,699,487
Net Assets consist of:
Paid in capital		$292,452,687
Total accumulated earnings (loss)		11,246,800
Net Assets		$303,699,487
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($12,539,056 ÷ 1,062,919 shares)		$11.80
Service Class:
Net Asset Value, offering price and redemption price per share ($23,483,305 ÷ 1,995,041 shares)		$11.77
Service Class 2:
Net Asset Value, offering price and redemption price per share ($267,677,126 ÷ 22,912,499 shares)		$11.68

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$216,766
Expenses
Distribution and service plan fees	$382,479
Independent trustees' fees and expenses	522
Total expenses		383,001
Net investment income (loss)		(166,235)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	10,762,943
Capital gain distributions from underlying funds:
Affiliated issuers	6,758,504
Total net realized gain (loss)		17,521,447
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(64,275,395)
Total change in net unrealized appreciation (depreciation)		(64,275,395)
Net gain (loss)		(46,753,948)
Net increase (decrease) in net assets resulting from operations		$(46,920,183)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(166,235)	$5,971,829
Net realized gain (loss)	17,521,447	23,262,138
Change in net unrealized appreciation (depreciation)	(64,275,395)	(8,646,332)
Net increase (decrease) in net assets resulting from operations	(46,920,183)	20,587,635
Distributions to shareholders	(22,676,794)	(16,036,037)
Share transactions - net increase (decrease)	1,725,433	3,567,481
Total increase (decrease) in net assets	(67,871,544)	8,119,079
Net Assets
Beginning of period	371,571,031	363,451,952
End of period	$303,699,487	$371,571,031

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2010 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.45	$14.28	$13.42	$12.32	$13.43	$12.31
Income from Investment Operations
Net investment income (loss)A,B	.01	.26	.18	.28	.22	.20
Net realized and unrealized gain (loss)	(1.78)	.56	1.44	1.65	(.75)	1.39
Total from investment operations	(1.77)	.82	1.62	1.93	(.53)	1.59
Distributions from net investment income	(.11)	(.15)	(.18)	(.28)	(.22)	(.21)
Distributions from net realized gain	(.77)	(.50)	(.58)	(.55)	(.37)	(.26)
Total distributions	(.88)	(.65)	(.76)	(.83)	(.58)C	(.47)
Net asset value, end of period	$11.80	$14.45	$14.28	$13.42	$12.32	$13.43
Total ReturnD,E,F	(12.84)%	5.89%	12.49%	16.09%	(4.00)%	13.08%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.82%	1.34%	2.15%	1.66%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$12,539	$16,685	$19,195	$17,895	$16,991	$18,519
Portfolio turnover rateK	410%J	29%	40%	28%	31%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.43	$14.26	$13.40	$12.30	$13.41	$12.30
Income from Investment Operations
Net investment income (loss)A,B	–C	.25	.16	.27	.20	.19
Net realized and unrealized gain (loss)	(1.78)	.56	1.44	1.64	(.74)	1.38
Total from investment operations	(1.78)	.81	1.60	1.91	(.54)	1.57
Distributions from net investment income	(.11)	(.14)	(.16)	(.27)	(.20)	(.19)
Distributions from net realized gain	(.77)	(.50)	(.58)	(.55)	(.37)	(.26)
Total distributions	(.88)	(.64)	(.74)	(.81)D	(.57)	(.46)D
Net asset value, end of period	$11.77	$14.43	$14.26	$13.40	$12.30	$13.41
Total ReturnE,F,G	(12.94)%	5.79%	12.39%	16.00%	(4.10)%	12.90%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.03%J	1.72%	1.24%	2.05%	1.56%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$23,483	$27,360	$26,484	$26,232	$23,851	$27,597
Portfolio turnover rateK	410%J	29%	40%	28%	31%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2010 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$14.17	$13.32	$12.24	$13.35	$12.24
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.22	.14	.24	.18	.17
Net realized and unrealized gain (loss)	(1.76)	.56	1.43	1.63	(.74)	1.38
Total from investment operations	(1.77)	.78	1.57	1.87	(.56)	1.55
Distributions from net investment income	(.11)	(.12)	(.14)	(.25)	(.19)	(.17)
Distributions from net realized gain	(.77)	(.50)	(.58)	(.55)	(.37)	(.26)
Total distributions	(.88)	(.62)	(.72)	(.79)C	(.55)C	(.44)C
Net asset value, end of period	$11.68	$14.33	$14.17	$13.32	$12.24	$13.35
Total ReturnD,E,F	(12.96)%	5.60%	12.24%	15.75%	(4.26)%	12.80%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.12)%I	1.57%	1.09%	1.90%	1.41%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$267,677	$327,526	$317,773	$280,783	$243,940	$269,507
Portfolio turnover rateJ	410%I	29%	40%	28%	31%	22%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Initial Class	29.7
Fidelity Inflation-Protected Bond Index Fund	14.1
VIP Overseas Portfolio Initial Class	13.0
VIP Emerging Markets Portfolio Initial Class	9.2
VIP Government Money Market Portfolio Initial Class 1.18%	6.6
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Growth Portfolio Initial Class	3.9
VIP Growth & Income Portfolio Initial Class	3.8
VIP Equity-Income Portfolio Initial Class	3.2
Fidelity International Bond Index Fund	3.2
90.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.4%
International Equity Funds	22.2%
Bond Funds	52.8%
Short-Term Funds	6.6%

VIP Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.4%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	56,647	$2,222,270
VIP Equity-Income Portfolio Initial Class (a)	97,961	2,285,436
VIP Growth & Income Portfolio Initial Class (a)	117,646	2,709,377
VIP Growth Portfolio Initial Class (a)	37,567	2,799,863
VIP Mid Cap Portfolio Initial Class (a)	20,825	660,562
VIP Value Portfolio Initial Class (a)	101,497	1,668,608
VIP Value Strategies Portfolio Initial Class (a)	57,133	815,293
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,907,115)		13,161,409

International Equity Funds - 22.2%
VIP Emerging Markets Portfolio Initial Class (a)	654,578	6,585,056
VIP Overseas Portfolio Initial Class (a)	446,279	9,300,461
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $12,665,424)		15,885,517

Bond Funds - 52.8%
Fidelity Inflation-Protected Bond Index Fund (a)	994,647	10,095,670
Fidelity International Bond Index Fund (a)	251,077	2,284,805
Fidelity Long-Term Treasury Bond Index Fund (a)	253,634	2,924,402
VIP High Income Portfolio Initial Class (a)	260,212	1,176,157
VIP Investment Grade Bond II Portfolio Initial Class (a)	2,172,859	21,207,107
TOTAL BOND FUNDS
(Cost $38,818,765)		37,688,141

Short-Term Funds - 6.6%
VIP Government Money Market Portfolio Initial Class 1.18% (a)(b)
(Cost $4,735,639)	4,735,639	4,735,639
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $62,126,943)		71,470,706
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,315)
NET ASSETS - 100%		$71,463,391

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$10,560,985	$2,959,772	$2,438,893	$--	$(53,850)	$(932,344)	$10,095,670
Fidelity International Bond Index Fund	1,659,989	1,232,905	420,554	3,720	(12,753)	(174,782)	2,284,805
Fidelity Long-Term Treasury Bond Index Fund	2,717,346	1,502,767	690,544	28,933	(35,163)	(570,004)	2,924,402
VIP Contrafund Portfolio Initial Class	3,104,087	706,005	735,211	27,410	(44,602)	(808,009)	2,222,270
VIP Emerging Markets Portfolio Initial Class	8,431,594	1,772,355	1,987,078	--	(141,401)	(1,490,414)	6,585,056
VIP Equity-Income Portfolio Initial Class	3,283,575	403,619	1,100,315	3,982	157,318	(458,761)	2,285,436
VIP Government Money Market Portfolio Initial Class 1.18%	8,384,578	1,203,571	4,852,510	6,931	--	--	4,735,639
VIP Growth & Income Portfolio Initial Class	3,737,872	581,349	1,239,184	6,870	481,750	(852,410)	2,709,377
VIP Growth Portfolio Initial Class	3,174,616	1,354,452	842,169	140,538	(55,845)	(831,191)	2,799,863
VIP High Income Portfolio Initial Class	1,822,024	160,271	596,638	672	(27,539)	(181,961)	1,176,157
VIP Investment Grade Bond Portfolio II Initial Class	--	22,913,341	1,166,612	--	(25,116)	(514,506)	21,207,107
VIP Investment Grade Bond Portfolio Initial Class	28,114,446	4,046,278	28,651,317	1,257,602	(1,963,492)	(1,545,915)	--
VIP Mid Cap Portfolio Initial Class	910,684	180,779	232,191	19,982	(15,065)	(183,645)	660,562
VIP Overseas Portfolio Initial Class	11,797,215	3,244,331	2,198,864	87,438	(146,297)	(3,395,924)	9,300,461
VIP Value Portfolio Initial Class	2,407,382	302,972	845,815	29,949	241,178	(437,109)	1,668,608
VIP Value Strategies Portfolio Initial Class	1,179,399	129,316	366,411	9,587	92,609	(219,620)	815,293
	$91,285,792	$42,694,083	$48,364,306	$1,623,614	$(1,548,268)	$(12,596,595)	$71,470,706

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$13,161,409	$13,161,409	$--	$--
International Equity Funds	15,885,517	15,885,517	--	--
Bond Funds	37,688,141	37,688,141	--	--
Short-Term Funds	4,735,639	4,735,639	--	--
Total Investments in Securities:	$71,470,706	$71,470,706	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $62,126,943)	$71,470,706
Total Investment in Securities (cost $62,126,943)		$71,470,706
Cash		206
Receivable for investments sold		771,792
Receivable for fund shares sold		212,317
Total assets		72,455,021
Liabilities
Payable for investments purchased	$924,854
Payable for fund shares redeemed	59,253
Distribution and service plan fees payable	7,523
Total liabilities		991,630
Net Assets		$71,463,391
Net Assets consist of:
Paid in capital		$62,430,138
Total accumulated earnings (loss)		9,033,253
Net Assets		$71,463,391
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($24,396,603 ÷ 2,190,623 shares)		$11.14
Service Class:
Net Asset Value, offering price and redemption price per share ($19,362,762 ÷ 1,744,364 shares)		$11.10
Service Class 2:
Net Asset Value, offering price and redemption price per share ($27,704,026 ÷ 2,507,813 shares)		$11.05

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$50,554
Expenses
Distribution and service plan fees	$49,958
Independent trustees' fees and expenses	127
Total expenses		50,085
Net investment income (loss)		469
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,548,268)
Capital gain distributions from underlying funds:
Affiliated issuers	1,573,060
Total net realized gain (loss)		24,792
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(12,596,595)
Total change in net unrealized appreciation (depreciation)		(12,596,595)
Net gain (loss)		(12,571,803)
Net increase (decrease) in net assets resulting from operations		$(12,571,334)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$469	$1,552,113
Net realized gain (loss)	24,792	8,853,932
Change in net unrealized appreciation (depreciation)	(12,596,595)	(3,437,206)
Net increase (decrease) in net assets resulting from operations	(12,571,334)	6,968,839
Distributions to shareholders	(8,506,785)	(4,911,196)
Share transactions - net increase (decrease)	1,264,945	(9,839,978)
Total increase (decrease) in net assets	(19,813,174)	(7,782,335)
Net Assets
Beginning of period	91,276,565	99,058,900
End of period	$71,463,391	$91,276,565

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2015 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.42	$14.12	$13.20	$12.26	$13.68	$12.39
Income from Investment Operations
Net investment income (loss)A,B	.01	.25	.17	.28	.20	.20
Net realized and unrealized gain (loss)	(1.92)	.81	1.57	1.86	(.87)	1.64
Total from investment operations	(1.91)	1.06	1.74	2.14	(.67)	1.84
Distributions from net investment income	(.11)	(.16)	(.17)	(.27)	(.22)	(.21)
Distributions from net realized gain	(1.26)	(.60)	(.65)	(.94)	(.53)	(.34)
Total distributions	(1.37)	(.76)	(.82)	(1.20)C	(.75)	(.55)
Net asset value, end of period	$11.14	$14.42	$14.12	$13.20	$12.26	$13.68
Total ReturnD,E,F	(14.30)%	7.69%	13.76%	18.35%	(5.07)%	15.10%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.75%	1.33%	2.22%	1.52%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$24,397	$33,325	$35,010	$32,215	$29,361	$33,249
Portfolio turnover rateK	105%J	43%	58%	39%	33%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.38	$14.08	$13.17	$12.24	$13.65	$12.37
Income from Investment Operations
Net investment income (loss)A,B	–C	.24	.16	.27	.19	.18
Net realized and unrealized gain (loss)	(1.91)	.80	1.56	1.85	(.86)	1.64
Total from investment operations	(1.91)	1.04	1.72	2.12	(.67)	1.82
Distributions from net investment income	(.11)	(.14)	(.16)	(.26)	(.20)	(.19)
Distributions from net realized gain	(1.26)	(.60)	(.65)	(.94)	(.53)	(.34)
Total distributions	(1.37)	(.74)	(.81)	(1.19)D	(.74)D	(.54)D
Net asset value, end of period	$11.10	$14.38	$14.08	$13.17	$12.24	$13.65
Total ReturnE,F,G	(14.34)%	7.59%	13.62%	18.21%	(5.11)%	14.93%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.03%J	1.65%	1.23%	2.12%	1.42%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$19,363	$20,808	$27,209	$22,763	$11,777	$17,058
Portfolio turnover rateK	105%J	43%	58%	39%	33%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2015 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.33	$14.04	$13.12	$12.20	$13.61	$12.33
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.21	.14	.25	.17	.16
Net realized and unrealized gain (loss)	(1.90)	.80	1.57	1.84	(.86)	1.63
Total from investment operations	(1.91)	1.01	1.71	2.09	(.69)	1.79
Distributions from net investment income	(.11)	(.12)	(.14)	(.23)	(.18)	(.17)
Distributions from net realized gain	(1.26)	(.60)	(.65)	(.94)	(.53)	(.34)
Total distributions	(1.37)	(.72)	(.79)	(1.17)	(.72)C	(.51)
Net asset value, end of period	$11.05	$14.33	$14.04	$13.12	$12.20	$13.61
Total ReturnD,E,F	(14.39)%	7.39%	13.56%	17.97%	(5.28)%	14.80%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.13)%I	1.50%	1.08%	1.97%	1.27%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$27,704	$37,143	$36,840	$38,963	$35,222	$49,688
Portfolio turnover rateJ	105%I	43%	58%	39%	33%	27%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Initial Class	26.7
VIP Overseas Portfolio Initial Class	15.6
Fidelity Inflation-Protected Bond Index Fund	13.1
VIP Emerging Markets Portfolio Initial Class	10.3
VIP Growth Portfolio Initial Class	5.1
VIP Growth & Income Portfolio Initial Class	4.9
VIP Equity-Income Portfolio Initial Class	4.2
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Contrafund Portfolio Initial Class	4.1
Fidelity International Bond Index Fund	3.5
91.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.0%
International Equity Funds	25.9%
Bond Funds	49.0%
Short-Term Funds	1.1%

VIP Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	614,771	$24,117,473
VIP Equity-Income Portfolio Initial Class (a)	1,063,091	24,801,913
VIP Growth & Income Portfolio Initial Class (a)	1,276,821	29,405,181
VIP Growth Portfolio Initial Class (a)	407,833	30,395,820
VIP Mid Cap Portfolio Initial Class (a)	226,022	7,169,411
VIP Value Portfolio Initial Class (a)	1,101,426	18,107,436
VIP Value Strategies Portfolio Initial Class (a)	619,989	8,847,248
TOTAL DOMESTIC EQUITY FUNDS
(Cost $77,818,797)		142,844,482

International Equity Funds - 25.9%
VIP Emerging Markets Portfolio Initial Class (a)	6,112,246	61,489,199
VIP Overseas Portfolio Initial Class (a)	4,475,278	93,264,784
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $126,288,747)		154,753,983

Bond Funds - 49.0%
Fidelity Inflation-Protected Bond Index Fund (a)	7,669,746	77,847,917
Fidelity International Bond Index Fund (a)	2,276,767	20,718,578
Fidelity Long-Term Treasury Bond Index Fund (a)	2,145,739	24,740,367
VIP High Income Portfolio Initial Class (a)	2,174,148	9,827,147
VIP Investment Grade Bond II Portfolio Initial Class (a)	16,311,807	159,203,237
TOTAL BOND FUNDS
(Cost $297,594,562)		292,337,246

Short-Term Funds - 1.1%
VIP Government Money Market Portfolio Initial Class 1.18% (a)(b)
(Cost $6,764,316)	6,764,316	6,764,316
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $508,466,422)		596,700,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(96,324)
NET ASSETS - 100%		$596,603,703

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$78,898,191	$64,509,435	$57,998,716	$--	$(2,412,758)	$(5,148,235)	$77,847,917
Fidelity International Bond Index Fund	14,864,445	21,260,216	13,707,272	33,840	(974,411)	(724,400)	20,718,578
Fidelity Long-Term Treasury Bond Index Fund	22,745,767	22,417,014	15,306,237	245,213	(2,073,464)	(3,042,713)	24,740,367
VIP Contrafund Portfolio Initial Class	33,129,677	20,522,273	20,276,688	296,439	(561,888)	(8,695,901)	24,117,473
VIP Emerging Markets Portfolio Initial Class	78,219,127	47,818,094	49,323,570	--	(1,945,905)	(13,278,547)	61,489,199
VIP Equity-Income Portfolio Initial Class	35,044,442	18,278,732	25,208,464	42,666	1,173,419	(4,486,216)	24,801,913
VIP Government Money Market Portfolio Initial Class 1.18%	33,191,715	15,228,815	41,656,166	15,026	(48)	--	6,764,316
VIP Growth & Income Portfolio Initial Class	39,893,530	21,905,361	28,306,206	73,613	3,783,597	(7,871,101)	29,405,181
VIP Growth Portfolio Initial Class	33,882,375	27,905,960	21,762,544	1,519,743	(758,816)	(8,871,155)	30,395,820
VIP High Income Portfolio Initial Class	15,150,144	6,404,757	9,969,088	5,599	(734,104)	(1,024,562)	9,827,147
VIP Investment Grade Bond Portfolio II Initial Class	--	173,241,643	9,937,105	--	(213,536)	(3,887,765)	159,203,237
VIP Investment Grade Bond Portfolio Initial Class	207,633,401	118,614,314	300,206,517	9,329,378	(18,542,078)	(7,499,120)	--
VIP Mid Cap Portfolio Initial Class	9,719,372	5,757,375	6,146,947	213,864	(187,678)	(1,972,711)	7,169,411
VIP Overseas Portfolio Initial Class	118,151,966	81,420,175	70,548,370	878,347	(2,451,751)	(33,307,236)	93,264,784
VIP Value Portfolio Initial Class	25,693,279	13,604,737	19,029,934	320,855	1,385,716	(3,546,362)	18,107,436
VIP Value Strategies Portfolio Initial Class	12,587,111	6,387,420	8,729,322	102,646	781,836	(2,179,797)	8,847,248
	$758,804,542	$665,276,321	$698,113,146	$13,077,229	$(23,731,869)	$(105,535,821)	$596,700,027

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$142,844,482	$142,844,482	$--	$--
International Equity Funds	154,753,983	154,753,983	--	--
Bond Funds	292,337,246	292,337,246	--	--
Short-Term Funds	6,764,316	6,764,316	--	--
Total Investments in Securities:	$596,700,027	$596,700,027	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $508,466,422)	$596,700,027
Total Investment in Securities (cost $508,466,422)		$596,700,027
Cash		76
Receivable for investments sold		7,401,916
Receivable for fund shares sold		339,082
Total assets		604,441,101
Liabilities
Payable for investments purchased	$7,033,606
Payable for fund shares redeemed	707,390
Distribution and service plan fees payable	96,402
Total liabilities		7,837,398
Net Assets		$596,603,703
Net Assets consist of:
Paid in capital		$521,514,124
Total accumulated earnings (loss)		75,089,579
Net Assets		$596,603,703
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($63,717,542 ÷ 5,442,507 shares)		$11.71
Service Class:
Net Asset Value, offering price and redemption price per share ($136,661,925 ÷ 11,726,361 shares)		$11.65
Service Class 2:
Net Asset Value, offering price and redemption price per share ($396,224,236 ÷ 34,171,147 shares)		$11.60

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$411,039
Expenses
Distribution and service plan fees	$638,759
Independent trustees' fees and expenses	1,054
Total expenses		639,813
Net investment income (loss)		(228,774)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(23,731,869)
Capital gain distributions from underlying funds:
Affiliated issuers	12,666,190
Total net realized gain (loss)		(11,065,679)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(105,535,821)
Total change in net unrealized appreciation (depreciation)		(105,535,821)
Net gain (loss)		(116,601,500)
Net increase (decrease) in net assets resulting from operations		$(116,830,274)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(228,774)	$12,153,237
Net realized gain (loss)	(11,065,679)	74,933,835
Change in net unrealized appreciation (depreciation)	(105,535,821)	(18,121,565)
Net increase (decrease) in net assets resulting from operations	(116,830,274)	68,965,507
Distributions to shareholders	(71,387,037)	(48,417,894)
Share transactions - net increase (decrease)	26,135,635	(43,232,044)
Total increase (decrease) in net assets	(162,081,676)	(22,684,431)
Net Assets
Beginning of period	758,685,379	781,369,810
End of period	$596,603,703	$758,685,379

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2020 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.42	$15.03	$14.01	$12.58	$14.03	$12.56
Income from Investment Operations
Net investment income (loss)A,B	.01	.27	.17	.28	.21	.21
Net realized and unrealized gain (loss)	(2.25)	1.11	1.84	2.16	(1.01)	1.84
Total from investment operations	(2.24)	1.38	2.01	2.44	(.80)	2.05
Distributions from net investment income	(.11)	(.17)	(.18)	(.28)	(.21)	(.21)
Distributions from net realized gain	(1.36)	(.81)	(.80)	(.73)	(.44)	(.37)
Total distributions	(1.47)	(.99)C	(.99)C	(1.01)	(.65)	(.58)
Net asset value, end of period	$11.71	$15.42	$15.03	$14.01	$12.58	$14.03
Total ReturnD,E,F	(15.73)%	9.47%	15.06%	20.13%	(5.86)%	16.62%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.12%J	1.77%	1.27%	2.08%	1.50%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$63,718	$82,875	$80,503	$74,801	$63,490	$75,021
Portfolio turnover rateK	196%J	34%	40%	31%	28%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.37	$14.97	$13.96	$12.54	$13.99	$12.53
Income from Investment Operations
Net investment income (loss)A,B	–C	.25	.16	.26	.19	.19
Net realized and unrealized gain (loss)	(2.25)	1.12	1.82	2.16	(1.00)	1.84
Total from investment operations	(2.25)	1.37	1.98	2.42	(.81)	2.03
Distributions from net investment income	(.11)	(.16)	(.17)	(.27)	(.20)	(.20)
Distributions from net realized gain	(1.36)	(.81)	(.80)	(.73)	(.44)	(.37)
Total distributions	(1.47)	(.97)	(.97)	(1.00)	(.64)	(.57)
Net asset value, end of period	$11.65	$15.37	$14.97	$13.96	$12.54	$13.99
Total ReturnD,E,F	(15.86)%	9.47%	14.92%	20.01%	(5.98)%	16.47%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.02%I	1.67%	1.17%	1.98%	1.40%	1.44%
Supplemental Data
Net assets, end of period (000 omitted)	$136,662	$167,097	$178,229	$171,842	$132,086	$140,686
Portfolio turnover rateJ	196%I	34%	40%	31%	28%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2020 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.31	$14.92	$13.92	$12.50	$13.94	$12.49
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.23	.14	.24	.17	.17
Net realized and unrealized gain (loss)	(2.23)	1.11	1.81	2.16	(.99)	1.83
Total from investment operations	(2.24)	1.34	1.95	2.40	(.82)	2.00
Distributions from net investment income	(.11)	(.13)	(.14)	(.25)	(.18)	(.17)
Distributions from net realized gain	(1.36)	(.81)	(.80)	(.73)	(.44)	(.37)
Total distributions	(1.47)	(.95)C	(.95)C	(.98)	(.62)	(.55)C
Net asset value, end of period	$11.60	$15.31	$14.92	$13.92	$12.50	$13.94
Total ReturnD,E,F	(15.85)%	9.26%	14.72%	19.88%	(6.08)%	16.26%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.13)%I	1.51%	1.02%	1.83%	1.25%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$396,224	$508,713	$522,637	$506,978	$464,178	$556,429
Portfolio turnover rateJ	196%I	34%	40%	31%	28%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Initial Class	22.4
VIP Overseas Portfolio Initial Class	17.6
VIP Emerging Markets Portfolio Initial Class	11.1
Fidelity Inflation-Protected Bond Index Fund	10.3
VIP Growth Portfolio Initial Class	6.0
VIP Growth & Income Portfolio Initial Class	5.8
Fidelity Long-Term Treasury Bond Index Fund	5.6
VIP Equity-Income Portfolio Initial Class	4.9
VIP Contrafund Portfolio Initial Class	4.7
VIP Value Portfolio Initial Class	3.5
91.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.0%
International Equity Funds	28.7%
Bond Funds	43.3%

VIP Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	390,820	$15,331,853
VIP Equity-Income Portfolio Initial Class (a)	675,902	15,768,803
VIP Growth & Income Portfolio Initial Class (a)	811,696	18,693,368
VIP Growth Portfolio Initial Class (a)	259,273	19,323,598
VIP Mid Cap Portfolio Initial Class (a)	143,690	4,557,858
VIP Value Portfolio Initial Class (a)	700,328	11,513,394
VIP Value Strategies Portfolio Initial Class (a)	394,201	5,625,253
TOTAL DOMESTIC EQUITY FUNDS
(Cost $68,534,437)		90,814,127

International Equity Funds - 28.7%
VIP Emerging Markets Portfolio Initial Class (a)	3,582,715	36,042,113
VIP Overseas Portfolio Initial Class (a)	2,727,390	56,838,801
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $94,083,566)		92,880,914

Bond Funds - 43.3%
Fidelity Inflation-Protected Bond Index Fund (a)	3,300,131	33,496,329
Fidelity International Bond Index Fund (a)	1,164,748	10,599,210
Fidelity Long-Term Treasury Bond Index Fund (a)	1,573,000	18,136,695
VIP High Income Portfolio Initial Class (a)	1,180,895	5,337,645
VIP Investment Grade Bond II Portfolio Initial Class (a)	7,447,414	72,686,760
TOTAL BOND FUNDS
(Cost $146,861,372)		140,256,639
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $309,479,375)		323,951,680
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,402)
NET ASSETS - 100%		$323,918,278

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$32,945,426	$10,759,192	$7,036,985	$--	$(196,954)	$(2,974,350)	$33,496,329
Fidelity International Bond Index Fund	7,091,139	5,946,547	1,610,504	16,669	(60,717)	(767,255)	10,599,210
Fidelity Long-Term Treasury Bond Index Fund	13,374,126	11,487,730	3,479,780	159,264	(314,837)	(2,930,544)	18,136,695
VIP Contrafund Portfolio Initial Class	19,678,366	4,777,967	3,463,244	170,265	(268,523)	(5,392,713)	15,331,853
VIP Emerging Markets Portfolio Initial Class	43,133,138	10,593,465	9,126,163	--	(774,417)	(7,783,910)	36,042,113
VIP Equity-Income Portfolio Initial Class	20,815,467	3,000,791	5,987,588	24,373	(11,238)	(2,048,629)	15,768,803
VIP Government Money Market Portfolio Initial Class 1.18%	7,981,124	2,849,262	10,830,381	1,420	(5)	--	--
VIP Growth & Income Portfolio Initial Class	23,695,903	4,232,246	6,669,333	42,080	467,536	(3,032,984)	18,693,368
VIP Growth Portfolio Initial Class	20,125,466	9,220,879	4,177,275	872,867	(371,399)	(5,474,073)	19,323,598
VIP High Income Portfolio Initial Class	7,783,442	937,301	2,460,317	2,762	(132,240)	(790,541)	5,337,645
VIP Investment Grade Bond Portfolio II Initial Class	--	85,771,943	11,201,787	--	(146,956)	(1,736,440)	72,686,760
VIP Investment Grade Bond Portfolio Initial Class	96,640,695	18,102,509	102,789,813	4,166,820	(11,165,964)	(787,427)	--
VIP Mid Cap Portfolio Initial Class	5,773,032	1,272,494	1,163,707	122,246	(77,257)	(1,246,704)	4,557,858
VIP Overseas Portfolio Initial Class	67,973,251	20,140,300	10,269,788	485,903	(824,700)	(20,180,262)	56,838,801
VIP Value Portfolio Initial Class	15,261,149	2,376,139	4,769,649	183,432	61,069	(1,415,314)	11,513,394
VIP Value Strategies Portfolio Initial Class	7,476,361	1,018,513	1,997,298	58,677	86,418	(958,741)	5,625,253
	$389,748,085	$192,487,278	$187,033,612	$6,306,778	$(13,730,184)	$(57,519,887)	$323,951,680

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$90,814,127	$90,814,127	$--	$--
International Equity Funds	92,880,914	92,880,914	--	--
Bond Funds	140,256,639	140,256,639	--	--
Total Investments in Securities:	$323,951,680	$323,951,680	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $309,479,375)	$323,951,680
Total Investment in Securities (cost $309,479,375)		$323,951,680
Cash		3,462
Receivable for investments sold		4,046,465
Receivable for fund shares sold		501,462
Total assets		328,503,069
Liabilities
Payable for investments purchased	$4,152,457
Payable for fund shares redeemed	395,472
Distribution and service plan fees payable	36,862
Total liabilities		4,584,791
Net Assets		$323,918,278
Net Assets consist of:
Paid in capital		$318,790,576
Total accumulated earnings (loss)		5,127,702
Net Assets		$323,918,278
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($47,412,735 ÷ 3,419,155 shares)		$13.87
Service Class:
Net Asset Value, offering price and redemption price per share ($170,579,561 ÷ 12,349,964 shares)		$13.81
Service Class 2:
Net Asset Value, offering price and redemption price per share ($105,925,982 ÷ 7,724,812 shares)		$13.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$244,075
Expenses
Distribution and service plan fees	$237,032
Independent trustees' fees and expenses	545
Total expenses before reductions	237,577
Expense reductions	(2)
Total expenses after reductions		237,575
Net investment income (loss)		6,500
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(13,730,184)
Capital gain distributions from underlying funds:
Affiliated issuers	6,062,703
Total net realized gain (loss)		(7,667,481)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(57,519,887)
Total change in net unrealized appreciation (depreciation)		(57,519,887)
Net gain (loss)		(65,187,368)
Net increase (decrease) in net assets resulting from operations		$(65,180,868)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,500	$6,072,172
Net realized gain (loss)	(7,667,481)	25,643,764
Change in net unrealized appreciation (depreciation)	(57,519,887)	4,109,554
Net increase (decrease) in net assets resulting from operations	(65,180,868)	35,825,490
Distributions to shareholders	(23,399,847)	(15,855,305)
Share transactions - net increase (decrease)	22,790,775	54,096,423
Total increase (decrease) in net assets	(65,789,940)	74,066,608
Net Assets
Beginning of period	389,708,218	315,641,610
End of period	$323,918,278	$389,708,218

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2025 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.82	$16.84	$15.34	$13.21	$14.64	$12.95
Income from Investment Operations
Net investment income (loss)A,B	.01	.32	.20	.30	.23	.22
Net realized and unrealized gain (loss)	(2.84)	1.47	2.16	2.53	(1.17)	2.06
Total from investment operations	(2.83)	1.79	2.36	2.83	(.94)	2.28
Distributions from net investment income	(.12)	(.19)	(.19)	(.30)	(.21)	(.21)
Distributions from net realized gain	(1.00)	(.62)	(.67)	(.41)	(.28)	(.38)
Total distributions	(1.12)	(.81)	(.86)	(.70)C	(.49)	(.59)
Net asset value, end of period	$13.87	$17.82	$16.84	$15.34	$13.21	$14.64
Total ReturnD,E,F	(16.70)%	10.83%	15.95%	21.86%	(6.52)%	17.89%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.14%J	1.82%	1.33%	2.04%	1.57%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$47,413	$59,715	$55,624	$47,253	$38,096	$37,773
Portfolio turnover rateK	106%J	32%	61%	51%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.76	$16.79	$15.30	$13.18	$14.61	$12.92
Income from Investment Operations
Net investment income (loss)A,B	–C	.30	.18	.28	.21	.21
Net realized and unrealized gain (loss)	(2.83)	1.46	2.15	2.53	(1.16)	2.06
Total from investment operations	(2.83)	1.76	2.33	2.81	(.95)	2.27
Distributions from net investment income	(.12)	(.17)	(.18)	(.28)	(.19)	(.20)
Distributions from net realized gain	(1.00)	(.62)	(.67)	(.41)	(.28)	(.38)
Total distributions	(1.12)	(.79)	(.84)D	(.69)	(.48)D	(.58)
Net asset value, end of period	$13.81	$17.76	$16.79	$15.30	$13.18	$14.61
Total ReturnE,F,G	(16.76)%	10.71%	15.83%	21.70%	(6.61)%	17.84%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.04%J	1.72%	1.23%	1.94%	1.47%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$170,580	$199,248	$147,904	$96,430	$79,033	$69,430
Portfolio turnover rateK	106%J	32%	61%	51%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2025 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.65	$16.69	$15.21	$13.11	$14.54	$12.87
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.27	.16	.26	.19	.18
Net realized and unrealized gain (loss)	(2.81)	1.46	2.14	2.51	(1.16)	2.04
Total from investment operations	(2.82)	1.73	2.30	2.77	(.97)	2.22
Distributions from net investment income	(.12)	(.15)	(.15)	(.26)	(.18)	(.18)
Distributions from net realized gain	(1.00)	(.62)	(.67)	(.41)	(.28)	(.38)
Total distributions	(1.12)	(.77)	(.82)	(.67)	(.46)	(.55)C
Net asset value, end of period	$13.71	$17.65	$16.69	$15.21	$13.11	$14.54
Total ReturnD,E,F	(16.81)%	10.55%	15.68%	21.51%	(6.78)%	17.57%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.11)%I	1.57%	1.08%	1.79%	1.32%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$105,926	$130,746	$112,114	$97,802	$69,234	$63,568
Portfolio turnover rateJ	106%I	32%	61%	51%	32%	29%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Initial Class	19.6
VIP Overseas Portfolio Initial Class	19.4
VIP Emerging Markets Portfolio Initial Class	11.9
VIP Growth Portfolio Initial Class	6.8
Fidelity Inflation-Protected Bond Index Fund	6.7
VIP Growth & Income Portfolio Initial Class	6.6
Fidelity Long-Term Treasury Bond Index Fund	6.0
VIP Equity-Income Portfolio Initial Class	5.5
VIP Contrafund Portfolio Initial Class	5.4
VIP Value Portfolio Initial Class	4.1
92.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.0%
International Equity Funds	31.3%
Bond Funds	36.7%

VIP Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	788,025	$30,914,233
VIP Equity-Income Portfolio Initial Class (a)	1,362,896	31,796,374
VIP Growth & Income Portfolio Initial Class (a)	1,636,661	37,692,314
VIP Growth Portfolio Initial Class (a)	522,787	38,963,323
VIP Mid Cap Portfolio Initial Class (a)	289,737	9,190,447
VIP Value Portfolio Initial Class (a)	1,412,126	23,215,356
VIP Value Strategies Portfolio Initial Class (a)	794,841	11,342,377
TOTAL DOMESTIC EQUITY FUNDS
(Cost $133,707,007)		183,114,424

International Equity Funds - 31.3%
VIP Emerging Markets Portfolio Initial Class (a)	6,781,420	68,221,089
VIP Overseas Portfolio Initial Class (a)	5,334,280	111,166,397
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $173,444,798)		179,387,486

Bond Funds - 36.7%
Fidelity Inflation-Protected Bond Index Fund (a)	3,753,488	38,097,906
Fidelity International Bond Index Fund (a)	1,736,575	15,802,833
Fidelity Long-Term Treasury Bond Index Fund (a)	2,995,157	34,534,163
VIP High Income Portfolio Initial Class (a)	2,089,391	9,444,050
VIP Investment Grade Bond II Portfolio Initial Class (a)	11,529,199	112,524,981
TOTAL BOND FUNDS
(Cost $219,412,289)		210,403,933

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 1.58% (b)
(Cost $2,724)	2,724	2,724
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $526,566,818)		572,908,567
NET OTHER ASSETS (LIABILITIES) - 0.0%		(64,229)
NET ASSETS - 100%		$572,844,338

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$--	$72,462	$69,738	$4	$--	$--	$2,724	0.0%
Total	$--	$72,462	$69,738	$4	$--	$--	$2,724

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$42,086,896	$13,728,099	$13,948,463	$--	$(592,477)	$(3,176,149)	$38,097,906
Fidelity International Bond Index Fund	10,611,029	10,534,835	4,089,498	24,765	(271,444)	(982,089)	15,802,833
Fidelity Long-Term Treasury Bond Index Fund	24,629,023	25,160,339	9,041,851	305,239	(1,417,285)	(4,796,063)	34,534,163
VIP Contrafund Portfolio Initial Class	38,769,905	13,675,630	10,145,169	352,712	(1,121,824)	(10,264,309)	30,914,233
VIP Emerging Markets Portfolio Initial Class	80,003,541	28,380,528	23,967,868	--	(4,468,551)	(11,726,561)	68,221,089
VIP Equity-Income Portfolio Initial Class	41,009,253	10,258,064	15,295,720	50,552	(281,589)	(3,893,634)	31,796,374
VIP Government Money Market Portfolio Initial Class 1.18%	2,836,451	4,501,702	7,338,153	1,001	--	--	--
VIP Growth & Income Portfolio Initial Class	46,685,013	13,050,586	16,814,683	87,277	394,181	(5,622,783)	37,692,314
VIP Growth Portfolio Initial Class	39,650,760	22,753,922	11,659,190	1,808,186	(1,576,017)	(10,206,152)	38,963,323
VIP High Income Portfolio Initial Class	13,501,658	2,837,872	5,254,156	5,042	(427,306)	(1,214,018)	9,444,050
VIP Investment Grade Bond Portfolio II Initial Class	--	134,575,745	19,106,555	--	(243,865)	(2,700,344)	112,524,981
VIP Investment Grade Bond Portfolio Initial Class	149,358,215	47,063,280	177,375,224	6,774,092	(18,241,002)	(805,269)	--
VIP Mid Cap Portfolio Initial Class	11,373,487	3,731,675	3,239,740	254,215	(365,847)	(2,309,128)	9,190,447
VIP Overseas Portfolio Initial Class	130,592,101	52,545,583	30,796,505	983,436	(5,630,557)	(35,544,225)	111,166,397
VIP Value Portfolio Initial Class	30,066,582	7,922,726	12,015,132	380,821	(169,956)	(2,588,864)	23,215,356
VIP Value Strategies Portfolio Initial Class	14,729,371	3,556,102	5,164,794	121,796	(65,545)	(1,712,757)	11,342,377
	$675,903,285	$394,276,688	$365,252,701	$11,149,134	$(34,479,084)	$(97,542,345)	$572,905,843

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$183,114,424	$183,114,424	$--	$--
International Equity Funds	179,387,486	179,387,486	--	--
Bond Funds	210,403,933	210,403,933	--	--
Short-Term Funds	2,724	2,724	--	--
Total Investments in Securities:	$572,908,567	$572,908,567	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $2,724)	$2,724
Other affiliated issuers (cost $526,564,094)	572,905,843
Total Investment in Securities (cost $526,566,818)		$572,908,567
Receivable for investments sold		6,910,057
Receivable for fund shares sold		381,924
Distributions receivable from Fidelity Central Funds		4
Total assets		580,200,552
Liabilities
Payable for investments purchased	$6,876,769
Payable for fund shares redeemed	415,218
Distribution and service plan fees payable	64,227
Total liabilities		7,356,214
Net Assets		$572,844,338
Net Assets consist of:
Paid in capital		$554,747,302
Total accumulated earnings (loss)		18,097,036
Net Assets		$572,844,338
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($115,648,150 ÷ 8,378,358 shares)		$13.80
Service Class:
Net Asset Value, offering price and redemption price per share ($259,228,305 ÷ 18,846,266 shares)		$13.75
Service Class 2:
Net Asset Value, offering price and redemption price per share ($197,967,883 ÷ 14,465,483 shares)		$13.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$468,543
Income from Fidelity Central Funds		4
Total income		468,547
Expenses
Distribution and service plan fees	$412,009
Independent trustees' fees and expenses	962
Total expenses before reductions	412,971
Expense reductions	(2)
Total expenses after reductions		412,969
Net investment income (loss)		55,578
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(34,479,084)
Capital gain distributions from underlying funds:
Affiliated issuers	10,680,591
Total net realized gain (loss)		(23,798,493)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(97,542,345)
Total change in net unrealized appreciation (depreciation)		(97,542,345)
Net gain (loss)		(121,340,838)
Net increase (decrease) in net assets resulting from operations		$(121,285,260)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,578	$10,042,183
Net realized gain (loss)	(23,798,493)	48,121,155
Change in net unrealized appreciation (depreciation)	(97,542,345)	10,401,157
Net increase (decrease) in net assets resulting from operations	(121,285,260)	68,564,495
Distributions to shareholders	(43,506,353)	(31,178,354)
Share transactions - net increase (decrease)	61,804,036	105,572,827
Total increase (decrease) in net assets	(102,987,577)	142,958,968
Net Assets
Beginning of period	675,831,915	532,872,947
End of period	$572,844,338	$675,831,915

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2030 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.93	$16.83	$15.28	$12.98	$14.67	$12.75
Income from Investment Operations
Net investment income (loss)A,B	.01	.31	.19	.30	.20	.20
Net realized and unrealized gain (loss)	(2.99)	1.72	2.28	2.80	(1.32)	2.41
Total from investment operations	(2.98)	2.03	2.47	3.10	(1.12)	2.61
Distributions from net investment income	(.10)	(.19)	(.19)	(.29)	(.20)	(.20)
Distributions from net realized gain	(1.05)	(.74)	(.74)	(.51)	(.37)	(.49)
Total distributions	(1.15)	(.93)	(.92)C	(.80)	(.57)	(.69)
Net asset value, end of period	$13.80	$17.93	$16.83	$15.28	$12.98	$14.67
Total ReturnD,E,F	(17.52)%	12.37%	16.89%	24.43%	(7.78)%	20.96%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.15%J	1.77%	1.31%	2.09%	1.42%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$115,648	$138,193	$113,727	$93,564	$71,004	$74,247
Portfolio turnover rateK	116%J	28%	46%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.88	$16.79	$15.25	$12.95	$14.64	$12.73
Income from Investment Operations
Net investment income (loss)A,B	–C	.29	.18	.29	.19	.19
Net realized and unrealized gain (loss)	(2.98)	1.72	2.27	2.79	(1.32)	2.40
Total from investment operations	(2.98)	2.01	2.45	3.08	(1.13)	2.59
Distributions from net investment income	(.10)	(.18)	(.17)	(.28)	(.19)	(.19)
Distributions from net realized gain	(1.05)	(.74)	(.74)	(.51)	(.37)	(.49)
Total distributions	(1.15)	(.92)	(.91)	(.78)D	(.56)	(.68)
Net asset value, end of period	$13.75	$17.88	$16.79	$15.25	$12.95	$14.64
Total ReturnE,F,G	(17.58)%	12.24%	16.76%	24.37%	(7.88)%	20.82%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%J	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.05%J	1.67%	1.21%	1.99%	1.32%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$259,228	$294,595	$225,149	$168,105	$121,155	$111,029
Portfolio turnover rateK	116%J	28%	46%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2030 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$17.81	$16.73	$15.19	$12.91	$14.60	$12.69
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.27	.16	.26	.17	.17
Net realized and unrealized gain (loss)	(2.96)	1.70	2.26	2.78	(1.32)	2.40
Total from investment operations	(2.97)	1.97	2.42	3.04	(1.15)	2.57
Distributions from net investment income	(.10)	(.15)	(.15)	(.26)	(.17)	(.16)
Distributions from net realized gain	(1.05)	(.74)	(.74)	(.51)	(.37)	(.49)
Total distributions	(1.15)	(.89)	(.88)C	(.76)C	(.54)	(.66)C
Net asset value, end of period	$13.69	$17.81	$16.73	$15.19	$12.91	$14.60
Total ReturnD,E,F	(17.59)%	12.07%	16.64%	24.11%	(8.05)%	20.69%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.10)%I	1.52%	1.06%	1.84%	1.17%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$197,968	$243,043	$193,997	$173,271	$130,567	$144,577
Portfolio turnover rateJ	116%I	28%	46%	30%	29%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Overseas Portfolio Initial Class	23.5
VIP Emerging Markets Portfolio Initial Class	13.6
VIP Investment Grade Bond II Portfolio Initial Class	9.8
VIP Growth Portfolio Initial Class	8.6
VIP Growth & Income Portfolio Initial Class	8.4
VIP Equity-Income Portfolio Initial Class	7.1
VIP Contrafund Portfolio Initial Class	6.9
Fidelity Long-Term Treasury Bond Index Fund	6.4
VIP Value Portfolio Initial Class	5.1
VIP Value Strategies Portfolio Initial Class	2.5
91.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	40.6%
International Equity Funds	37.1%
Bond Funds	22.3%

VIP Freedom 2035 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 40.6%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	343,466	$13,474,169
VIP Equity-Income Portfolio Initial Class (a)	594,095	13,860,243
VIP Growth & Income Portfolio Initial Class (a)	713,295	16,427,194
VIP Growth Portfolio Initial Class (a)	227,812	16,978,833
VIP Mid Cap Portfolio Initial Class (a)	126,287	4,005,811
VIP Value Portfolio Initial Class (a)	615,556	10,119,740
VIP Value Strategies Portfolio Initial Class (a)	346,483	4,944,319
TOTAL DOMESTIC EQUITY FUNDS
(Cost $73,858,363)		79,810,309

International Equity Funds - 37.1%
VIP Emerging Markets Portfolio Initial Class (a)	2,663,136	26,791,143
VIP Overseas Portfolio Initial Class (a)	2,215,841	46,178,128
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $80,661,261)		72,969,271

Bond Funds - 22.3%
Fidelity Inflation-Protected Bond Index Fund (a)	439,291	4,458,808
Fidelity International Bond Index Fund (a)	485,575	4,418,733
Fidelity Long-Term Treasury Bond Index Fund (a)	1,087,109	12,534,368
VIP High Income Portfolio Initial Class (a)	718,483	3,247,545
VIP Investment Grade Bond II Portfolio Initial Class (a)	1,974,972	19,275,727
TOTAL BOND FUNDS
(Cost $46,956,771)		43,935,181
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $201,476,395)		196,714,761
NET OTHER ASSETS (LIABILITIES) - 0.0%		(27,041)
NET ASSETS - 100%		$196,687,720

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$4,772,420	$1,566,832	$1,460,949	$--	$(32,700)	$(386,795)	$4,458,808
Fidelity International Bond Index Fund	2,791,522	2,483,545	510,124	6,776	(29,177)	(317,033)	4,418,733
Fidelity Long-Term Treasury Bond Index Fund	8,065,134	8,266,692	1,603,647	108,745	(210,394)	(1,983,417)	12,534,368
VIP Contrafund Portfolio Initial Class	15,616,284	4,393,622	1,739,666	149,093	(175,840)	(4,620,231)	13,474,169
VIP Emerging Markets Portfolio Initial Class	28,987,255	8,500,900	4,433,630	--	(525,613)	(5,737,769)	26,791,143
VIP Equity-Income Portfolio Initial Class	16,517,751	3,102,635	3,987,006	21,157	(136,971)	(1,636,166)	13,860,243
VIP Growth & Income Portfolio Initial Class	18,804,297	3,920,155	4,042,777	36,530	(38,692)	(2,215,789)	16,427,194
VIP Growth Portfolio Initial Class	15,971,085	8,045,142	2,084,935	764,263	(218,826)	(4,733,633)	16,978,833
VIP High Income Portfolio Initial Class	3,192,751	1,024,666	470,304	1,241	(20,359)	(479,209)	3,247,545
VIP Investment Grade Bond Portfolio II Initial Class	--	25,323,492	5,547,475	--	(55,817)	(444,473)	19,275,727
VIP Investment Grade Bond Portfolio Initial Class	25,701,690	7,325,364	29,632,439	1,202,167	(3,667,874)	273,259	--
VIP Mid Cap Portfolio Initial Class	4,581,003	1,187,238	634,499	107,023	(47,269)	(1,080,662)	4,005,811
VIP Overseas Portfolio Initial Class	49,915,329	17,409,840	4,572,006	391,195	(387,064)	(16,187,971)	46,178,128
VIP Value Portfolio Initial Class	12,110,363	2,208,456	3,028,917	159,399	(72,385)	(1,097,777)	10,119,740
VIP Value Strategies Portfolio Initial Class	5,932,671	1,085,182	1,317,608	50,978	(28,368)	(727,558)	4,944,319
	$212,959,555	$95,843,761	$65,065,982	$2,998,567	$(5,647,349)	$(41,375,224)	$196,714,761

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$79,810,309	$79,810,309	$--	$--
International Equity Funds	72,969,271	72,969,271	--	--
Bond Funds	43,935,181	43,935,181	--	--
Total Investments in Securities:	$196,714,761	$196,714,761	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $201,476,395)	$196,714,761
Total Investment in Securities (cost $201,476,395)		$196,714,761
Cash		9
Receivable for investments sold		1,493,898
Receivable for fund shares sold		425,520
Total assets		198,634,188
Liabilities
Payable for investments purchased	$1,901,305
Payable for fund shares redeemed	18,105
Distribution and service plan fees payable	27,058
Total liabilities		1,946,468
Net Assets		$196,687,720
Net Assets consist of:
Paid in capital		$205,592,042
Total accumulated earnings (loss)		(8,904,322)
Net Assets		$196,687,720
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($15,950,924 ÷ 704,592 shares)		$22.64
Service Class:
Net Asset Value, offering price and redemption price per share ($88,560,665 ÷ 3,925,650 shares)		$22.56
Service Class 2:
Net Asset Value, offering price and redemption price per share ($92,176,131 ÷ 4,115,840 shares)		$22.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$172,763
Expenses
Distribution and service plan fees	$172,712
Independent trustees' fees and expenses	317
Total expenses		173,029
Net investment income (loss)		(266)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(5,647,349)
Capital gain distributions from underlying funds:
Affiliated issuers	2,825,804
Total net realized gain (loss)		(2,821,545)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(41,375,224)
Total change in net unrealized appreciation (depreciation)		(41,375,224)
Net gain (loss)		(44,196,769)
Net increase (decrease) in net assets resulting from operations		$(44,197,035)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(266)	$2,570,825
Net realized gain (loss)	(2,821,545)	17,115,249
Change in net unrealized appreciation (depreciation)	(41,375,224)	6,347,272
Net increase (decrease) in net assets resulting from operations	(44,197,035)	26,033,346
Distributions to shareholders	(14,922,812)	(8,795,165)
Share transactions - net increase (decrease)	42,877,727	39,118,407
Total increase (decrease) in net assets	(16,242,120)	56,356,588
Net Assets
Beginning of period	212,929,840	156,573,252
End of period	$196,687,720	$212,929,840

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2035 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$30.05	$27.34	$24.35	$20.07	$22.88	$19.39
Income from Investment Operations
Net investment income (loss)A,B	.02	.45	.28	.48	.29	.30
Net realized and unrealized gain (loss)	(5.44)	3.69	4.01	4.92	(2.39)	4.14
Total from investment operations	(5.42)	4.14	4.29	5.40	(2.10)	4.44
Distributions from net investment income	(.11)	(.30)	(.27)	(.41)	(.26)	(.27)
Distributions from net realized gain	(1.88)	(1.13)	(1.04)	(.71)	(.45)	(.69)
Total distributions	(1.99)	(1.43)	(1.30)C	(1.12)	(.71)	(.95)C
Net asset value, end of period	$22.64	$30.05	$27.34	$24.35	$20.07	$22.88
Total ReturnD,E,F	(19.04)%	15.46%	18.28%	27.49%	(9.30)%	23.35%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.17%J	1.53%	1.20%	2.13%	1.30%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$15,951	$17,426	$17,852	$12,846	$7,977	$6,197
Portfolio turnover rateK	62%J	34%	55%	29%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.96	$27.27	$24.30	$20.04	$22.84	$19.36
Income from Investment Operations
Net investment income (loss)A,B	.01	.42	.26	.46	.27	.28
Net realized and unrealized gain (loss)	(5.42)	3.67	3.99	4.90	(2.38)	4.13
Total from investment operations	(5.41)	4.09	4.25	5.36	(2.11)	4.41
Distributions from net investment income	(.11)	(.27)	(.25)	(.39)	(.25)	(.25)
Distributions from net realized gain	(1.88)	(1.13)	(1.04)	(.71)	(.45)	(.69)
Total distributions	(1.99)	(1.40)	(1.28)C	(1.10)	(.69)C	(.93)C
Net asset value, end of period	$22.56	$29.96	$27.27	$24.30	$20.04	$22.84
Total ReturnD,E,F	(19.07)%	15.32%	18.15%	27.33%	(9.36)%	23.24%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.07%I	1.43%	1.10%	2.03%	1.20%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$88,561	$82,275	$51,598	$30,573	$12,303	$8,385
Portfolio turnover rateJ	62%I	34%	55%	29%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2035 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.78	$27.11	$24.17	$19.94	$22.73	$19.27
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.37	.22	.42	.24	.25
Net realized and unrealized gain (loss)	(5.38)	3.66	3.97	4.88	(2.37)	4.11
Total from investment operations	(5.39)	4.03	4.19	5.30	(2.13)	4.36
Distributions from net investment income	(.11)	(.23)	(.21)	(.36)	(.22)	(.22)
Distributions from net realized gain	(1.88)	(1.13)	(1.04)	(.71)	(.45)	(.69)
Total distributions	(1.99)	(1.36)	(1.25)	(1.07)	(.66)C	(.90)C
Net asset value, end of period	$22.40	$29.78	$27.11	$24.17	$19.94	$22.73
Total ReturnD,E,F	(19.12)%	15.18%	17.96%	27.13%	(9.50)%	23.07%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.09)%I	1.28%	.95%	1.88%	1.05%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$92,176	$113,228	$87,124	$71,380	$45,013	$41,677
Portfolio turnover rateJ	62%I	34%	55%	29%	27%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.0
VIP Emerging Markets Portfolio Initial Class	15.1
VIP Growth Portfolio Initial Class	10.2
VIP Growth & Income Portfolio Initial Class	9.9
VIP Equity-Income Portfolio Initial Class	8.3
VIP Contrafund Portfolio Initial Class	8.1
VIP Value Portfolio Initial Class	6.1
Fidelity Long-Term Treasury Bond Index Fund	6.1
VIP Value Strategies Portfolio Initial Class	3.0
VIP Mid Cap Portfolio Initial Class	2.4
96.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.0%
International Equity Funds	42.1%
Bond Funds	9.9%

VIP Freedom 2040 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	377,473	$14,808,279
VIP Equity-Income Portfolio Initial Class (a)	652,866	15,231,354
VIP Growth & Income Portfolio Initial Class (a)	783,908	18,053,407
VIP Growth Portfolio Initial Class (a)	250,431	18,664,632
VIP Mid Cap Portfolio Initial Class (a)	138,794	4,402,548
VIP Value Portfolio Initial Class (a)	676,375	11,119,602
VIP Value Strategies Portfolio Initial Class (a)	380,722	5,432,903
TOTAL DOMESTIC EQUITY FUNDS
(Cost $79,737,153)		87,712,725

International Equity Funds - 42.1%
VIP Emerging Markets Portfolio Initial Class (a)	2,743,353	27,598,130
VIP Overseas Portfolio Initial Class (a)	2,366,114	49,309,817
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $83,907,439)		76,907,947

Bond Funds - 9.9%
Fidelity Inflation-Protected Bond Index Fund (a)	289,070	2,934,060
Fidelity International Bond Index Fund (a)	160,597	1,461,429
Fidelity Long-Term Treasury Bond Index Fund (a)	963,821	11,112,852
VIP High Income Portfolio Initial Class (a)	109,287	493,979
VIP Investment Grade Bond II Portfolio Initial Class (a)	202,105	1,972,541
TOTAL BOND FUNDS
(Cost $19,693,036)		17,974,861
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $183,337,628)		182,595,533
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,324)
NET ASSETS - 100%		$182,580,209

Legend

 (a) Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$824	$--	$824	$1	$--	$--	$--	0.0%
Total	$824	$--	$824	$1	$--	$--	$--

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$4,151,241	$767,620	$1,675,420	$--	$(19,310)	$(290,071)	$2,934,060
Fidelity International Bond Index Fund	1,115,740	996,296	530,566	1,978	(26,976)	(93,065)	1,461,429
Fidelity Long-Term Treasury Bond Index Fund	7,821,260	7,040,809	1,700,237	100,600	(215,925)	(1,833,055)	11,112,852
VIP Contrafund Portfolio Initial Class	17,659,408	4,266,259	1,804,155	161,175	(176,956)	(5,136,277)	14,808,279
VIP Emerging Markets Portfolio Initial Class	30,903,098	8,217,368	5,067,736	--	(587,456)	(5,867,144)	27,598,130
VIP Equity-Income Portfolio Initial Class	18,678,220	2,868,901	4,348,992	22,807	(161,564)	(1,805,211)	15,231,354
VIP Growth & Income Portfolio Initial Class	21,264,053	3,870,067	4,579,353	39,375	(35,012)	(2,466,348)	18,053,407
VIP Growth Portfolio Initial Class	18,060,762	8,361,491	2,259,528	823,436	(201,459)	(5,296,634)	18,664,632
VIP High Income Portfolio Initial Class	3,096,099	893,071	3,221,759	1,145	(249,834)	(23,598)	493,979
VIP Investment Grade Bond Portfolio II Initial Class	--	2,917,630	900,609	--	(12,962)	(31,518)	1,972,541
VIP Investment Grade Bond Portfolio Initial Class	2,795,247	1,724,347	4,197,719	108,335	(307,844)	(14,031)	--
VIP Mid Cap Portfolio Initial Class	5,180,173	1,134,774	657,134	115,376	(47,941)	(1,207,324)	4,402,548
VIP Overseas Portfolio Initial Class	55,297,478	17,238,200	5,265,163	413,933	(469,014)	(17,491,684)	49,309,817
VIP Value Portfolio Initial Class	13,694,335	2,293,819	3,557,934	171,801	(102,419)	(1,208,199)	11,119,602
VIP Value Strategies Portfolio Initial Class	6,708,545	1,066,537	1,498,030	54,936	(36,321)	(807,828)	5,432,903
	$206,425,659	$63,657,189	$41,264,335	$2,014,897	$(2,650,993)	$(43,571,987)	$182,595,533

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$87,712,725	$87,712,725	$--	$--
International Equity Funds	76,907,947	76,907,947	--	--
Bond Funds	17,974,861	17,974,861	--	--
Total Investments in Securities:	$182,595,533	$182,595,533	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $183,337,628)	$182,595,533
Total Investment in Securities (cost $183,337,628)		$182,595,533
Cash		1,282
Receivable for investments sold		1,090,262
Receivable for fund shares sold		119,457
Total assets		183,806,534
Liabilities
Payable for investments purchased	$771,878
Payable for fund shares redeemed	437,842
Distribution and service plan fees payable	16,605
Total liabilities		1,226,325
Net Assets		$182,580,209
Net Assets consist of:
Paid in capital		$185,521,771
Total accumulated earnings (loss)		(2,941,562)
Net Assets		$182,580,209
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($38,512,892 ÷ 1,805,858 shares)		$21.33
Service Class:
Net Asset Value, offering price and redemption price per share ($111,363,268 ÷ 5,237,835 shares)		$21.26
Service Class 2:
Net Asset Value, offering price and redemption price per share ($32,704,049 ÷ 1,547,240 shares)		$21.14

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$164,063
Income from Fidelity Central Funds		1
Total income		164,064
Expenses
Distribution and service plan fees	$104,680
Independent trustees' fees and expenses	299
Total expenses		104,979
Net investment income (loss)		59,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,650,993)
Capital gain distributions from underlying funds:
Affiliated issuers	1,850,834
Total net realized gain (loss)		(800,159)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(43,571,987)
Total change in net unrealized appreciation (depreciation)		(43,571,987)
Net gain (loss)		(44,372,146)
Net increase (decrease) in net assets resulting from operations		$(44,313,061)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,085	$2,433,295
Net realized gain (loss)	(800,159)	17,910,268
Change in net unrealized appreciation (depreciation)	(43,571,987)	8,109,146
Net increase (decrease) in net assets resulting from operations	(44,313,061)	28,452,709
Distributions to shareholders	(15,861,962)	(9,012,010)
Share transactions - net increase (decrease)	36,346,308	36,426,608
Total increase (decrease) in net assets	(23,828,715)	55,867,307
Net Assets
Beginning of period	206,408,924	150,541,617
End of period	$182,580,209	$206,408,924

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2040 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.04	$25.96	$23.08	$18.94	$21.76	$18.39
Income from Investment Operations
Net investment income (loss)A,B	.02	.41	.24	.40	.27	.28
Net realized and unrealized gain (loss)	(5.52)	4.11	4.02	4.88	(2.39)	3.98
Total from investment operations	(5.50)	4.52	4.26	5.28	(2.12)	4.26
Distributions from net investment income	(.11)	(.26)	(.23)	(.39)	(.25)	(.25)
Distributions from net realized gain	(2.10)	(1.18)	(1.16)	(.75)	(.45)	(.64)
Total distributions	(2.21)	(1.44)	(1.38)C	(1.14)	(.70)	(.89)
Net asset value, end of period	$21.33	$29.04	$25.96	$23.08	$18.94	$21.76
Total ReturnD,E,F	(20.18)%	17.83%	19.28%	28.52%	(9.88)%	23.60%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.17%J	1.45%	1.07%	1.86%	1.26%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$38,513	$45,822	$34,365	$27,284	$19,652	$16,561
Portfolio turnover rateK	42%J	32%	49%	36%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.97	$25.91	$23.04	$18.91	$21.72	$18.37
Income from Investment Operations
Net investment income (loss)A,B	.01	.38	.21	.37	.25	.26
Net realized and unrealized gain (loss)	(5.51)	4.10	4.02	4.88	(2.38)	3.96
Total from investment operations	(5.50)	4.48	4.23	5.25	(2.13)	4.22
Distributions from net investment income	(.11)	(.24)	(.21)	(.37)	(.23)	(.23)
Distributions from net realized gain	(2.10)	(1.18)	(1.16)	(.75)	(.45)	(.64)
Total distributions	(2.21)	(1.42)	(1.36)C	(1.12)	(.68)	(.87)
Net asset value, end of period	$21.26	$28.97	$25.91	$23.04	$18.91	$21.72
Total ReturnD,E,F	(20.23)%	17.68%	19.16%	28.39%	(9.94)%	23.42%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.07%I	1.35%	.97%	1.76%	1.16%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$111,363	$119,062	$85,197	$63,170	$48,429	$45,492
Portfolio turnover rateJ	42%I	32%	49%	36%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2040 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$28.83	$25.80	$22.95	$18.84	$21.65	$18.30
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.33	.18	.34	.22	.23
Net realized and unrealized gain (loss)	(5.47)	4.08	4.00	4.86	(2.38)	3.95
Total from investment operations	(5.48)	4.41	4.18	5.20	(2.16)	4.18
Distributions from net investment income	(.11)	(.20)	(.17)	(.34)	(.20)	(.19)
Distributions from net realized gain	(2.10)	(1.18)	(1.15)	(.75)	(.45)	(.64)
Total distributions	(2.21)	(1.38)	(1.33)C	(1.09)	(.65)	(.83)
Net asset value, end of period	$21.14	$28.83	$25.80	$22.95	$18.84	$21.65
Total ReturnD,E,F	(20.26)%	17.50%	18.99%	28.23%	(10.12)%	23.30%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.08)%I	1.20%	.82%	1.61%	1.01%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$32,704	$41,525	$30,980	$23,721	$15,391	$16,380
Portfolio turnover rateJ	42%I	32%	49%	36%	39%	26%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.4
VIP Emerging Markets Portfolio Initial Class	15.3
VIP Growth Portfolio Initial Class	10.4
VIP Growth & Income Portfolio Initial Class	10.1
VIP Equity-Income Portfolio Initial Class	8.5
VIP Contrafund Portfolio Initial Class	8.2
VIP Value Portfolio Initial Class	6.2
Fidelity Long-Term Treasury Bond Index Fund	6.1
VIP Value Strategies Portfolio Initial Class	3.0
VIP Mid Cap Portfolio Initial Class	2.4
97.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.8%
International Equity Funds	42.7%
Bond Funds	8.5%

VIP Freedom 2045 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	201,846	$7,918,414
VIP Equity-Income Portfolio Initial Class (a)	349,092	8,144,311
VIP Growth & Income Portfolio Initial Class (a)	419,173	9,653,551
VIP Growth Portfolio Initial Class (a)	133,916	9,980,795
VIP Mid Cap Portfolio Initial Class (a)	74,221	2,354,294
VIP Value Portfolio Initial Class (a)	361,658	5,945,653
VIP Value Strategies Portfolio Initial Class (a)	203,572	2,904,979
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,858,887)		46,901,997

International Equity Funds - 42.7%
VIP Emerging Markets Portfolio Initial Class (a)	1,457,565	14,663,099
VIP Overseas Portfolio Initial Class (a)	1,261,903	26,298,056
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $45,234,954)		40,961,155

Bond Funds - 8.5%
Fidelity Inflation-Protected Bond Index Fund (a)	152,081	1,543,620
Fidelity International Bond Index Fund (a)	58,833	535,376
Fidelity Long-Term Treasury Bond Index Fund (a)	507,074	5,846,567
VIP High Income Portfolio Initial Class (a)	57,502	259,908
TOTAL BOND FUNDS
(Cost $9,074,374)		8,185,471
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $98,168,215)		96,048,623
NET OTHER ASSETS (LIABILITIES) - 0.0%		(15,544)
NET ASSETS - 100%		$96,033,079

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,161,858	$446,098	$903,144	$--	$(8,461)	$(152,731)	$1,543,620
Fidelity International Bond Index Fund	538,081	347,377	298,810	777	(15,531)	(35,741)	535,376
Fidelity Long-Term Treasury Bond Index Fund	4,073,020	3,772,761	925,289	52,857	(117,325)	(956,600)	5,846,567
VIP Contrafund Portfolio Initial Class	9,246,885	2,391,234	911,116	86,796	(81,611)	(2,726,978)	7,918,414
VIP Emerging Markets Portfolio Initial Class	16,147,255	4,575,741	2,656,570	--	(311,062)	(3,092,265)	14,663,099
VIP Equity-Income Portfolio Initial Class	9,780,201	1,539,882	2,131,797	12,170	(73,228)	(970,747)	8,144,311
VIP Growth & Income Portfolio Initial Class	11,134,256	2,071,510	2,224,315	21,010	(20,082)	(1,307,818)	9,653,551
VIP Growth Portfolio Initial Class	9,457,011	4,592,093	1,160,005	443,441	(101,399)	(2,806,905)	9,980,795
VIP High Income Portfolio Initial Class	1,612,399	474,604	1,683,847	607	(131,481)	(11,767)	259,908
VIP Investment Grade Bond Portfolio II Initial Class	--	630,792	630,561	--	(231)	--	--
VIP Investment Grade Bond Portfolio Initial Class	1,024,783	630,305	1,565,044	32,164	(79,721)	(10,323)	--
VIP Mid Cap Portfolio Initial Class	2,712,422	629,957	325,008	61,562	(19,717)	(643,360)	2,354,294
VIP Overseas Portfolio Initial Class	28,925,248	9,503,352	2,656,021	220,628	(237,367)	(9,237,156)	26,298,056
VIP Value Portfolio Initial Class	7,170,600	1,245,279	1,774,404	91,671	(51,015)	(644,807)	5,945,653
VIP Value Strategies Portfolio Initial Class	3,512,688	593,776	754,039	29,314	(17,541)	(429,905)	2,904,979
	$107,496,707	$33,444,761	$20,599,970	$1,052,997	$(1,265,772)	$(23,027,103)	$96,048,623

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$46,901,997	$46,901,997	$--	$--
International Equity Funds	40,961,155	40,961,155	--	--
Bond Funds	8,185,471	8,185,471	--	--
Total Investments in Securities:	$96,048,623	$96,048,623	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $98,168,215)	$96,048,623
Total Investment in Securities (cost $98,168,215)		$96,048,623
Cash		900
Receivable for investments sold		692,705
Receivable for fund shares sold		22,835
Total assets		96,765,063
Liabilities
Payable for investments purchased	$424,946
Payable for fund shares redeemed	290,594
Distribution and service plan fees payable	16,444
Total liabilities		731,984
Net Assets		$96,033,079
Net Assets consist of:
Paid in capital		$99,276,300
Total accumulated earnings (loss)		(3,243,221)
Net Assets		$96,033,079
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($6,528,606 ÷ 303,983 shares)		$21.48
Service Class:
Net Asset Value, offering price and redemption price per share ($22,049,606 ÷ 1,030,095 shares)		$21.41
Service Class 2:
Net Asset Value, offering price and redemption price per share ($67,454,867 ÷ 3,171,731 shares)		$21.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$86,735
Expenses
Distribution and service plan fees	$102,859
Independent trustees' fees and expenses	157
Total expenses		103,016
Net investment income (loss)		(16,281)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,265,772)
Capital gain distributions from underlying funds:
Affiliated issuers	966,262
Total net realized gain (loss)		(299,510)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(23,027,103)
Total change in net unrealized appreciation (depreciation)		(23,027,103)
Net gain (loss)		(23,326,613)
Net increase (decrease) in net assets resulting from operations		$(23,342,894)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(16,281)	$1,174,437
Net realized gain (loss)	(299,510)	9,616,862
Change in net unrealized appreciation (depreciation)	(23,027,103)	4,313,289
Net increase (decrease) in net assets resulting from operations	(23,342,894)	15,104,588
Distributions to shareholders	(8,515,014)	(4,377,051)
Share transactions - net increase (decrease)	20,411,138	15,022,841
Total increase (decrease) in net assets	(11,446,770)	25,750,378
Net Assets
Beginning of period	107,479,849	81,729,471
End of period	$96,033,079	$107,479,849

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2045 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.30	$26.09	$23.08	$18.91	$21.64	$18.31
Income from Investment Operations
Net investment income (loss)A,B	.02	.40	.25	.43	.27	.30
Net realized and unrealized gain (loss)	(5.59)	4.16	4.03	4.85	(2.39)	3.93
Total from investment operations	(5.57)	4.56	4.28	5.28	(2.12)	4.23
Distributions from net investment income	(.11)	(.27)	(.22)	(.37)	(.25)	(.24)
Distributions from net realized gain	(2.14)	(1.08)	(1.05)	(.74)	(.37)	(.66)
Total distributions	(2.25)	(1.35)	(1.27)	(1.11)	(.61)C	(.90)
Net asset value, end of period	$21.48	$29.30	$26.09	$23.08	$18.91	$21.64
Total ReturnD,E,F	(20.26)%	17.83%	19.27%	28.57%	(9.89)%	23.59%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.17%J	1.42%	1.12%	2.01%	1.25%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$6,529	$6,866	$5,282	$3,686	$2,583	$1,491
Portfolio turnover rateK	40%J	29%	38%	25%	42%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.22	$26.03	$23.03	$18.88	$21.61	$18.30
Income from Investment Operations
Net investment income (loss)A,B	.01	.37	.23	.41	.24	.28
Net realized and unrealized gain (loss)	(5.57)	4.14	4.02	4.83	(2.37)	3.92
Total from investment operations	(5.56)	4.51	4.25	5.24	(2.13)	4.20
Distributions from net investment income	(.11)	(.24)	(.21)	(.35)	(.23)	(.23)
Distributions from net realized gain	(2.14)	(1.08)	(1.05)	(.74)	(.37)	(.66)
Total distributions	(2.25)	(1.32)	(1.25)C	(1.09)	(.60)	(.89)
Net asset value, end of period	$21.41	$29.22	$26.03	$23.03	$18.88	$21.61
Total ReturnD,E,F	(20.28)%	17.69%	19.18%	28.40%	(9.97)%	23.42%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%I	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.07%I	1.32%	1.02%	1.91%	1.15%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$22,050	$22,218	$13,322	$7,345	$3,900	$1,923
Portfolio turnover rateJ	40%I	29%	38%	25%	42%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2045 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$29.07	$25.90	$22.93	$18.80	$21.52	$18.22
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.33	.19	.37	.21	.24
Net realized and unrealized gain (loss)	(5.54)	4.12	4.00	4.82	(2.37)	3.92
Total from investment operations	(5.55)	4.45	4.19	5.19	(2.16)	4.16
Distributions from net investment income	(.11)	(.20)	(.17)	(.33)	(.20)	(.20)
Distributions from net realized gain	(2.14)	(1.08)	(1.05)	(.74)	(.37)	(.66)
Total distributions	(2.25)	(1.28)	(1.22)	(1.06)C	(.56)C	(.86)
Net asset value, end of period	$21.27	$29.07	$25.90	$22.93	$18.80	$21.52
Total ReturnD,E,F	(20.36)%	17.53%	18.97%	28.25%	(10.13)%	23.30%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%I	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.08)%I	1.17%	.87%	1.76%	1.00%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$67,455	$78,396	$63,126	$45,871	$28,298	$27,399
Portfolio turnover rateJ	40%I	29%	38%	25%	42%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.4
VIP Emerging Markets Portfolio Initial Class	15.3
VIP Growth Portfolio Initial Class	10.4
VIP Growth & Income Portfolio Initial Class	10.1
VIP Equity-Income Portfolio Initial Class	8.5
VIP Contrafund Portfolio Initial Class	8.2
VIP Value Portfolio Initial Class	6.2
Fidelity Long-Term Treasury Bond Index Fund	6.1
VIP Value Strategies Portfolio Initial Class	3.0
VIP Mid Cap Portfolio Initial Class	2.4
97.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.8%
International Equity Funds	42.7%
Bond Funds	8.5%

VIP Freedom 2050 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	180,017	$7,062,080
VIP Equity-Income Portfolio Initial Class (a)	311,330	7,263,326
VIP Growth & Income Portfolio Initial Class (a)	373,842	8,609,574
VIP Growth Portfolio Initial Class (a)	119,443	8,902,113
VIP Mid Cap Portfolio Initial Class (a)	66,195	2,099,704
VIP Value Portfolio Initial Class (a)	322,528	5,302,366
VIP Value Strategies Portfolio Initial Class (a)	181,548	2,590,683
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,485,379)		41,829,846

International Equity Funds - 42.7%
VIP Emerging Markets Portfolio Initial Class (a)	1,299,932	13,077,319
VIP Overseas Portfolio Initial Class (a)	1,125,450	23,454,369
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,905,784)		36,531,688

Bond Funds - 8.5%
Fidelity Inflation-Protected Bond Index Fund (a)	135,635	1,376,694
Fidelity International Bond Index Fund (a)	52,471	477,486
Fidelity Long-Term Treasury Bond Index Fund (a)	452,237	5,214,298
VIP High Income Portfolio Initial Class (a)	51,284	231,803
TOTAL BOND FUNDS
(Cost $8,075,237)		7,300,281
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $88,466,400)		85,661,815
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,597)
NET ASSETS - 100%		$85,651,218

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,951,188	$376,095	$806,024	$--	$(10,260)	$(134,305)	$1,376,694
Fidelity International Bond Index Fund	485,638	300,378	262,684	700	(13,952)	(31,894)	477,486
Fidelity Long-Term Treasury Bond Index Fund	3,676,148	3,315,465	816,257	47,187	(107,868)	(853,190)	5,214,298
VIP Contrafund Portfolio Initial Class	8,345,650	1,987,368	750,930	77,703	(63,471)	(2,456,537)	7,062,080
VIP Emerging Markets Portfolio Initial Class	14,573,282	3,792,452	2,231,053	--	(267,056)	(2,790,306)	13,077,319
VIP Equity-Income Portfolio Initial Class	8,826,950	1,349,192	1,983,266	10,936	(74,402)	(855,148)	7,263,326
VIP Growth & Income Portfolio Initial Class	10,048,982	1,801,452	2,058,678	18,880	(15,786)	(1,166,396)	8,609,574
VIP Growth Portfolio Initial Class	8,535,341	3,958,200	981,112	396,979	(81,764)	(2,528,552)	8,902,113
VIP High Income Portfolio Initial Class	1,455,253	398,698	1,493,217	545	(117,154)	(11,777)	231,803
VIP Investment Grade Bond Portfolio II Initial Class	--	557,422	557,220	--	(202)	--	--
VIP Investment Grade Bond Portfolio Initial Class	924,917	578,314	1,422,175	28,906	(74,377)	(6,679)	--
VIP Mid Cap Portfolio Initial Class	2,448,058	533,545	287,768	55,318	(21,111)	(573,020)	2,099,704
VIP Overseas Portfolio Initial Class	26,106,477	7,973,619	2,137,139	198,255	(215,351)	(8,273,237)	23,454,369
VIP Value Portfolio Initial Class	6,471,684	1,095,775	1,646,093	82,378	(51,608)	(567,392)	5,302,366
VIP Value Strategies Portfolio Initial Class	3,170,293	511,589	692,845	26,342	(17,558)	(380,796)	2,590,683
	$97,019,861	$28,529,564	$18,126,461	$944,129	$(1,131,920)	$(20,629,229)	$85,661,815

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$41,829,846	$41,829,846	$--	$--
International Equity Funds	36,531,688	36,531,688	--	--
Bond Funds	7,300,281	7,300,281	--	--
Total Investments in Securities:	$85,661,815	$85,661,815	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $88,466,400)	$85,661,815
Total Investment in Securities (cost $88,466,400)		$85,661,815
Cash		617
Receivable for investments sold		702,248
Receivable for fund shares sold		48,223
Total assets		86,412,903
Liabilities
Payable for investments purchased	$354,905
Payable for fund shares redeemed	395,563
Distribution and service plan fees payable	11,217
Total liabilities		761,685
Net Assets		$85,651,218
Net Assets consist of:
Paid in capital		$89,713,539
Total accumulated earnings (loss)		(4,062,321)
Net Assets		$85,651,218
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($16,276,958 ÷ 839,467 shares)		$19.39
Service Class:
Net Asset Value, offering price and redemption price per share ($27,994,074 ÷ 1,448,943 shares)		$19.32
Service Class 2:
Net Asset Value, offering price and redemption price per share ($41,380,186 ÷ 2,153,154 shares)		$19.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$77,524
Expenses
Distribution and service plan fees	$70,460
Independent trustees' fees and expenses	141
Total expenses		70,601
Net investment income (loss)		6,923
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(1,131,920)
Capital gain distributions from underlying funds:
Affiliated issuers	866,605
Total net realized gain (loss)		(265,315)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(20,629,229)
Total change in net unrealized appreciation (depreciation)		(20,629,229)
Net gain (loss)		(20,894,544)
Net increase (decrease) in net assets resulting from operations		$(20,887,621)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,923	$1,111,937
Net realized gain (loss)	(265,315)	8,350,953
Change in net unrealized appreciation (depreciation)	(20,629,229)	3,543,714
Net increase (decrease) in net assets resulting from operations	(20,887,621)	13,006,604
Distributions to shareholders	(7,332,391)	(3,806,546)
Share transactions - net increase (decrease)	16,863,014	19,315,048
Total increase (decrease) in net assets	(11,356,998)	28,515,106
Net Assets
Beginning of period	97,008,216	68,493,110
End of period	$85,651,218	$97,008,216

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2050 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.36	$23.45	$20.68	$16.88	$19.50	$16.55
Income from Investment Operations
Net investment income (loss)A,B	.02	.38	.22	.37	.26	.23
Net realized and unrealized gain (loss)	(5.04)	3.72	3.63	4.36	(2.15)	3.58
Total from investment operations	(5.02)	4.10	3.85	4.73	(1.89)	3.81
Distributions from net investment income	(.10)	(.24)	(.20)	(.34)	(.21)	(.24)
Distributions from net realized gain	(1.85)	(.95)	(.88)	(.59)	(.52)	(.63)
Total distributions	(1.95)	(1.19)	(1.08)	(.93)	(.73)	(.86)C
Net asset value, end of period	$19.39	$26.36	$23.45	$20.68	$16.88	$19.50
Total ReturnD,E,F	(20.27)%	17.83%	19.28%	28.51%	(9.89)%	23.52%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.17%J	1.48%	1.08%	1.96%	1.35%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$16,277	$19,102	$13,644	$10,317	$7,056	$5,826
Portfolio turnover rateK	39%J	30%	43%	30%	111%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.29	$23.39	$20.63	$16.84	$19.47	$16.52
Income from Investment Operations
Net investment income (loss)A,B	.01	.35	.20	.35	.24	.21
Net realized and unrealized gain (loss)	(5.03)	3.72	3.62	4.35	(2.15)	3.59
Total from investment operations	(5.02)	4.07	3.82	4.70	(1.91)	3.80
Distributions from net investment income	(.10)	(.22)	(.18)	(.32)	(.20)	(.22)
Distributions from net realized gain	(1.85)	(.95)	(.88)	(.59)	(.52)	(.63)
Total distributions	(1.95)	(1.17)	(1.06)	(.91)	(.72)	(.85)
Net asset value, end of period	$19.32	$26.29	$23.39	$20.63	$16.84	$19.47
Total ReturnC,D,E	(20.33)%	17.73%	19.17%	28.39%	(10.03)%	23.46%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%
Net investment income (loss)	.07%H	1.38%	.98%	1.86%	1.25%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$27,994	$30,244	$21,593	$14,242	$10,203	$6,748
Portfolio turnover rateI	39%H	30%	43%	30%	111%	46%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2050 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$26.18	$23.31	$20.57	$16.80	$19.42	$16.47
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.31	.17	.32	.21	.18
Net realized and unrealized gain (loss)	(5.00)	3.69	3.60	4.34	(2.13)	3.58
Total from investment operations	(5.01)	4.00	3.77	4.66	(1.92)	3.76
Distributions from net investment income	(.10)	(.18)	(.15)	(.30)	(.18)	(.18)
Distributions from net realized gain	(1.85)	(.95)	(.88)	(.59)	(.52)	(.63)
Total distributions	(1.95)	(1.13)	(1.03)	(.89)	(.70)	(.81)
Net asset value, end of period	$19.22	$26.18	$23.31	$20.57	$16.80	$19.42
Total ReturnC,D,E	(20.38)%	17.51%	18.99%	28.22%	(10.13)%	23.30%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	(.08)%H	1.23%	.83%	1.71%	1.10%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$41,380	$47,661	$33,256	$20,551	$10,262	$8,285
Portfolio turnover rateI	39%H	30%	43%	30%	111%	46%
 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.4
VIP Emerging Markets Portfolio Initial Class	15.3
VIP Growth Portfolio Initial Class	10.4
VIP Growth & Income Portfolio Initial Class	10.1
VIP Equity-Income Portfolio Initial Class	8.5
VIP Contrafund Portfolio Initial Class	8.2
VIP Value Portfolio Initial Class	6.2
Fidelity Long-Term Treasury Bond Index Fund	6.1
VIP Value Strategies Portfolio Initial Class	3.0
VIP Mid Cap Portfolio Initial Class	2.4
97.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.8%
International Equity Funds	42.7%
Bond Funds	8.5%

VIP Freedom 2055 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	12,164	$477,198
VIP Equity-Income Portfolio Initial Class (a)	21,040	490,874
VIP Growth & Income Portfolio Initial Class (a)	25,261	581,763
VIP Growth Portfolio Initial Class (a)	8,068	601,300
VIP Mid Cap Portfolio Initial Class (a)	4,473	141,877
VIP Value Portfolio Initial Class (a)	21,800	358,391
VIP Value Strategies Portfolio Initial Class (a)	12,271	175,104
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,978,255)		2,826,507

International Equity Funds - 42.7%
VIP Emerging Markets Portfolio Initial Class (a)	87,841	883,676
VIP Overseas Portfolio Initial Class (a)	76,044	1,584,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,961,500)		2,468,443

Bond Funds - 8.5%
Fidelity Inflation-Protected Bond Index Fund (a)	9,165	93,022
Fidelity International Bond Index Fund (a)	3,545	32,261
Fidelity Long-Term Treasury Bond Index Fund (a)	30,554	352,291
VIP High Income Portfolio Initial Class (a)	3,465	15,663
TOTAL BOND FUNDS
(Cost $548,462)		493,237
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,488,217)		5,788,187
NET OTHER ASSETS (LIABILITIES) - 0.0%		(742)
NET ASSETS - 100%		$5,787,445

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$114,909	$44,594	$57,460	$--	$(1,113)	$(7,908)	$93,022
Fidelity International Bond Index Fund	28,599	25,052	18,547	43	(896)	(1,947)	32,261
Fidelity Long-Term Treasury Bond Index Fund	216,499	260,162	65,347	2,962	(7,610)	(51,413)	352,291
VIP Contrafund Portfolio Initial Class	491,432	225,204	84,702	4,652	(8,358)	(146,378)	477,198
VIP Emerging Markets Portfolio Initial Class	858,167	423,389	209,965	--	(30,265)	(157,650)	883,676
VIP Equity-Income Portfolio Initial Class	519,799	189,517	159,558	672	(4,586)	(54,298)	490,874
VIP Growth & Income Portfolio Initial Class	591,747	234,754	168,833	1,160	(1,492)	(74,413)	581,763
VIP Growth Portfolio Initial Class	502,599	357,656	99,396	23,768	(9,554)	(150,005)	601,300
VIP High Income Portfolio Initial Class	85,698	40,746	102,939	33	(7,345)	(497)	15,663
VIP Investment Grade Bond Portfolio II Initial Class	--	36,336	36,328	--	(8)	--	--
VIP Investment Grade Bond Portfolio Initial Class	54,468	38,876	88,412	1,775	(5,172)	240	--
VIP Mid Cap Portfolio Initial Class	144,164	64,813	30,252	3,398	(2,144)	(34,704)	141,877
VIP Overseas Portfolio Initial Class	1,537,470	836,840	266,948	12,176	(24,293)	(498,302)	1,584,767
VIP Value Portfolio Initial Class	381,102	145,463	128,084	5,059	(2,895)	(37,195)	358,391
VIP Value Strategies Portfolio Initial Class	186,691	70,688	56,663	1,618	(1,333)	(24,279)	175,104
	$5,713,344	$2,994,090	$1,573,434	$57,316	$(107,064)	$(1,238,749)	$5,788,187

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$2,826,507	$2,826,507	$--	$--
International Equity Funds	2,468,443	2,468,443	--	--
Bond Funds	493,237	493,237	--	--
Total Investments in Securities:	$5,788,187	$5,788,187	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,488,217)	$5,788,187
Total Investment in Securities (cost $6,488,217)		$5,788,187
Cash		16
Receivable for investments sold		43,227
Receivable for fund shares sold		28,735
Total assets		5,860,165
Liabilities
Payable for investments purchased	$52,107
Payable for fund shares redeemed	19,851
Distribution and service plan fees payable	762
Total liabilities		72,720
Net Assets		$5,787,445
Net Assets consist of:
Paid in capital		$6,569,322
Total accumulated earnings (loss)		(781,877)
Net Assets		$5,787,445
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($655,808 ÷ 60,516 shares)		$10.84
Service Class:
Net Asset Value, offering price and redemption price per share ($2,498,278 ÷ 230,841 shares)		$10.82
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,633,359 ÷ 243,858 shares)		$10.80

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,780
Expenses
Distribution and service plan fees	$4,556
Independent trustees' fees and expenses	8
Total expenses		4,564
Net investment income (loss)		216
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(107,064)
Capital gain distributions from underlying funds:
Affiliated issuers	52,536
Total net realized gain (loss)		(54,528)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,238,749)
Total change in net unrealized appreciation (depreciation)		(1,238,749)
Net gain (loss)		(1,293,277)
Net increase (decrease) in net assets resulting from operations		$(1,293,061)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$216	$61,529
Net realized gain (loss)	(54,528)	420,907
Change in net unrealized appreciation (depreciation)	(1,238,749)	124,786
Net increase (decrease) in net assets resulting from operations	(1,293,061)	607,222
Distributions to shareholders	(278,875)	(235,468)
Share transactions - net increase (decrease)	1,646,754	2,923,390
Total increase (decrease) in net assets	74,818	3,295,144
Net Assets
Beginning of period	5,712,627	2,417,483
End of period	$5,787,445	$5,712,627

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2055 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.28	$12.67	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.01	.23	.12	.16
Net realized and unrealized gain (loss)	(2.79)	2.02	1.99	1.02
Total from investment operations	(2.78)	2.25	2.11	1.18
Distributions from net investment income	–	(.17)	(.10)	(.15)
Distributions from net realized gain	(.66)	(.46)	(.32)	(.06)
Total distributions	(.66)	(.64)D	(.42)	(.20)D
Net asset value, end of period	$10.84	$14.28	$12.67	$10.98
Total ReturnE,F	(20.26)%	17.79%	19.28%	11.85%
Ratios to Average Net AssetsC,G,H
Expenses before reductionsI	- %J	-%	-%	- %J
Expenses net of fee waivers, if anyI	- %J	-%	-%	- %J
Expenses net of all reductionsI	- %J	-%	-%	- %J
Net investment income (loss)	.17%J	1.64%	1.09%	2.12%J
Supplemental Data
Net assets, end of period (000 omitted)	$656	$501	$423	$366
Portfolio turnover rateK	55%J	35%	64%	24%J

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.27	$12.66	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D	.22	.11	.15
Net realized and unrealized gain (loss)	(2.79)	2.02	1.99	1.03
Total from investment operations	(2.79)	2.24	2.10	1.18
Distributions from net investment income	–	(.16)	(.09)	(.14)
Distributions from net realized gain	(.66)	(.46)	(.32)	(.06)
Total distributions	(.66)	(.63)E	(.42)E	(.20)
Net asset value, end of period	$10.82	$14.27	$12.66	$10.98
Total ReturnF,G	(20.34)%	17.72%	19.11%	11.78%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.10%	.10%	.10%J
Net investment income (loss)	.07%J	1.54%	.99%	2.02%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,498	$2,549	$814	$399
Portfolio turnover rateK	55%J	35%	64%	24%J

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2055 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.25	$12.65	$10.97	$10.00
Income from Investment Operations
Net investment income (loss)B,C	(.01)	.20	.09	.14
Net realized and unrealized gain (loss)	(2.78)	2.01	1.99	1.02
Total from investment operations	(2.79)	2.21	2.08	1.16
Distributions from net investment income	–	(.15)	(.08)	(.13)
Distributions from net realized gain	(.66)	(.46)	(.32)	(.06)
Total distributions	(.66)	(.61)	(.40)	(.19)
Net asset value, end of period	$10.80	$14.25	$12.65	$10.97
Total ReturnD,E	(20.37)%	17.52%	19.01%	11.60%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.25%H	.25%	.25%	.25%H
Expenses net of fee waivers, if any	.25%H	.25%	.25%	.25%H
Expenses net of all reductions	.25%H	.25%	.25%	.25%H
Net investment income (loss)	(.08)%H	1.39%	.84%	1.87%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,633	$2,663	$1,180	$590
Portfolio turnover rateI	55%H	35%	64%	24%H

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.4
VIP Emerging Markets Portfolio Initial Class	15.3
VIP Growth Portfolio Initial Class	10.4
VIP Growth & Income Portfolio Initial Class	10.1
VIP Equity-Income Portfolio Initial Class	8.5
VIP Contrafund Portfolio Initial Class	8.2
VIP Value Portfolio Initial Class	6.2
Fidelity Long-Term Treasury Bond Index Fund	6.1
VIP Value Strategies Portfolio Initial Class	3.0
VIP Mid Cap Portfolio Initial Class	2.4
97.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.8%
International Equity Funds	42.7%
Bond Funds	8.5%

VIP Freedom 2060 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	17,743	$696,066
VIP Equity-Income Portfolio Initial Class (a)	30,691	716,010
VIP Growth & Income Portfolio Initial Class (a)	36,847	848,589
VIP Growth Portfolio Initial Class (a)	11,768	877,104
VIP Mid Cap Portfolio Initial Class (a)	6,524	206,949
VIP Value Portfolio Initial Class (a)	31,798	522,759
VIP Value Strategies Portfolio Initial Class (a)	17,899	255,413
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,187,384)		4,122,890

International Equity Funds - 42.7%
VIP Emerging Markets Portfolio Initial Class (a)	128,129	1,288,975
VIP Overseas Portfolio Initial Class (a)	110,923	2,311,634
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,268,543)		3,600,609

Bond Funds - 8.5%
Fidelity Inflation-Protected Bond Index Fund (a)	13,368	135,688
Fidelity International Bond Index Fund (a)	5,171	47,059
Fidelity Long-Term Treasury Bond Index Fund (a)	44,569	513,884
VIP High Income Portfolio Initial Class (a)	5,055	22,847
TOTAL BOND FUNDS
(Cost $805,520)		719,478
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,261,447)		8,442,977
NET OTHER ASSETS (LIABILITIES) - 0.0%		(960)
NET ASSETS - 100%		$8,442,017

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$179,029	$52,584	$82,135	$--	$(1,350)	$(12,440)	$135,688
Fidelity International Bond Index Fund	44,559	34,508	27,616	68	(1,275)	(3,117)	47,059
Fidelity Long-Term Treasury Bond Index Fund	337,297	362,824	94,183	4,546	(9,950)	(82,104)	513,884
VIP Contrafund Portfolio Initial Class	765,743	291,850	126,101	7,304	(13,301)	(222,125)	696,066
VIP Emerging Markets Portfolio Initial Class	1,337,151	528,177	283,232	--	(43,260)	(249,861)	1,288,975
VIP Equity-Income Portfolio Initial Class	809,906	222,898	229,789	1,048	(6,246)	(80,759)	716,010
VIP Growth & Income Portfolio Initial Class	922,033	277,013	238,759	1,810	(2,085)	(109,613)	848,589
VIP Growth Portfolio Initial Class	783,146	481,730	144,672	37,318	(13,234)	(229,866)	877,104
VIP High Income Portfolio Initial Class	133,525	50,334	148,760	52	(11,447)	(805)	22,847
VIP Investment Grade Bond Portfolio II Initial Class	--	54,137	54,120	--	(17)	--	--
VIP Investment Grade Bond Portfolio Initial Class	84,863	56,942	134,079	2,771	(7,806)	80	--
VIP Mid Cap Portfolio Initial Class	224,618	78,116	40,042	5,303	(2,957)	(52,786)	206,949
VIP Overseas Portfolio Initial Class	2,395,363	1,069,677	351,977	19,002	(35,456)	(765,973)	2,311,634
VIP Value Portfolio Initial Class	593,802	166,558	179,776	7,896	(2,399)	(55,426)	522,759
VIP Value Strategies Portfolio Initial Class	290,886	79,947	78,118	2,525	(918)	(36,384)	255,413
	$8,901,921	$3,807,295	$2,213,359	$89,643	$(151,701)	$(1,901,179)	$8,442,977

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$4,122,890	$4,122,890	$--	$--
International Equity Funds	3,600,609	3,600,609	--	--
Bond Funds	719,478	719,478	--	--
Total Investments in Securities:	$8,442,977	$8,442,977	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,261,447)	$8,442,977
Total Investment in Securities (cost $9,261,447)		$8,442,977
Cash		1
Receivable for investments sold		45,621
Receivable for fund shares sold		7,327
Total assets		8,495,926
Liabilities
Payable for investments purchased	$51,610
Payable for fund shares redeemed	1,339
Distribution and service plan fees payable	960
Total liabilities		53,909
Net Assets		$8,442,017
Net Assets consist of:
Paid in capital		$9,433,530
Total accumulated earnings (loss)		(991,513)
Net Assets		$8,442,017
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($411,566 ÷ 38,287 shares)		$10.75
Service Class:
Net Asset Value, offering price and redemption price per share ($5,775,367 ÷ 537,948 shares)		$10.74
Service Class 2:
Net Asset Value, offering price and redemption price per share ($2,255,084 ÷ 210,530 shares)		$10.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,401
Expenses
Distribution and service plan fees	$5,864
Independent trustees' fees and expenses	13
Total expenses		5,877
Net investment income (loss)		1,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(151,701)
Capital gain distributions from underlying funds:
Affiliated issuers	82,242
Total net realized gain (loss)		(69,459)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,901,179)
Total change in net unrealized appreciation (depreciation)		(1,901,179)
Net gain (loss)		(1,970,638)
Net increase (decrease) in net assets resulting from operations		$(1,969,114)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,524	$100,627
Net realized gain (loss)	(69,459)	739,328
Change in net unrealized appreciation (depreciation)	(1,901,179)	271,403
Net increase (decrease) in net assets resulting from operations	(1,969,114)	1,111,358
Distributions to shareholders	(447,325)	(423,109)
Share transactions - net increase (decrease)	1,957,484	3,099,350
Total increase (decrease) in net assets	(458,955)	3,787,599
Net Assets
Beginning of period	8,900,972	5,113,373
End of period	$8,442,017	$8,900,972

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2060 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.18	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.01	.21	.13	.16
Net realized and unrealized gain (loss)	(2.77)	2.04	1.99	1.02
Total from investment operations	(2.76)	2.25	2.12	1.18
Distributions from net investment income	–	(.18)	(.11)	(.15)
Distributions from net realized gain	(.67)	(.54)	(.35)	(.05)
Total distributions	(.67)	(.72)	(.46)	(.19)D
Net asset value, end of period	$10.75	$14.18	$12.65	$10.99
Total ReturnE,F	(20.25)%	17.79%	19.30%	11.86%
Ratios to Average Net AssetsC,G,H
Expenses before reductionsI	- %J	-%	-%	- %J
Expenses net of fee waivers, if anyI	- %J	-%	-%	- %J
Expenses net of all reductionsI	- %J	-%	-%	- %J
Net investment income (loss)	.17%J	1.51%	1.18%	2.18%J
Supplemental Data
Net assets, end of period (000 omitted)	$412	$523	$422	$366
Portfolio turnover rateK	50%J	60%	68%	23%J

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$12.65	$10.99	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D	.20	.12	.15
Net realized and unrealized gain (loss)	(2.76)	2.03	1.99	1.03
Total from investment operations	(2.76)	2.23	2.11	1.18
Distributions from net investment income	–	(.17)	(.10)	(.14)
Distributions from net realized gain	(.67)	(.54)	(.35)	(.05)
Total distributions	(.67)	(.71)	(.45)	(.19)
Net asset value, end of period	$10.74	$14.17	$12.65	$10.99
Total ReturnE,F	(20.26)%	17.62%	19.22%	11.80%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.10%I	.10%	.10%	.10%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.10%	.10%I
Net investment income (loss)	.07%I	1.41%	1.08%	2.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,775	$6,124	$3,530	$445
Portfolio turnover rateJ	50%I	60%	68%	23%I

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2060 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.15	$12.63	$10.98	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D	.18	.10	.14
Net realized and unrealized gain (loss)	(2.77)	2.03	1.99	1.02
Total from investment operations	(2.77)	2.21	2.09	1.16
Distributions from net investment income	–	(.15)	(.09)	(.13)
Distributions from net realized gain	(.67)	(.54)	(.35)	(.05)
Total distributions	(.67)	(.69)	(.44)	(.18)
Net asset value, end of period	$10.71	$14.15	$12.63	$10.98
Total ReturnE,F	(20.37)%	17.52%	19.04%	11.61%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%I
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%I
Expenses net of all reductions	.25%I	.25%	.25%	.25%I
Net investment income (loss)	(.08)%I	1.26%	.93%	1.93%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,255	$2,254	$1,161	$475
Portfolio turnover rateJ	50%I	60%	68%	23%I

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Overseas Portfolio Initial Class	27.4
VIP Emerging Markets Portfolio Initial Class	15.3
VIP Growth Portfolio Initial Class	10.4
VIP Growth & Income Portfolio Initial Class	10.1
VIP Equity-Income Portfolio Initial Class	8.5
VIP Contrafund Portfolio Initial Class	8.2
VIP Value Portfolio Initial Class	6.2
Fidelity Long-Term Treasury Bond Index Fund	6.1
VIP Value Strategies Portfolio Initial Class	3.0
VIP Mid Cap Portfolio Initial Class	2.4
97.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	48.8%
International Equity Funds	42.7%
Bond Funds	8.5%

VIP Freedom 2065 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 48.8%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	4,410	$172,990
VIP Equity-Income Portfolio Initial Class (a)	7,627	177,933
VIP Growth & Income Portfolio Initial Class (a)	9,158	210,897
VIP Growth Portfolio Initial Class (a)	2,925	218,022
VIP Mid Cap Portfolio Initial Class (a)	1,621	51,433
VIP Value Portfolio Initial Class (a)	7,902	129,902
VIP Value Strategies Portfolio Initial Class (a)	4,448	63,469
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,053,044)		1,024,646

International Equity Funds - 42.7%
VIP Emerging Markets Portfolio Initial Class (a)	31,843	320,339
VIP Overseas Portfolio Initial Class (a)	27,568	574,515
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,062,651)		894,854

Bond Funds - 8.5%
Fidelity Inflation-Protected Bond Index Fund (a)	3,322	33,722
Fidelity International Bond Index Fund (a)	1,285	11,696
Fidelity Long-Term Treasury Bond Index Fund (a)	11,077	127,714
VIP High Income Portfolio Initial Class (a)	1,256	5,678
TOTAL BOND FUNDS
(Cost $198,630)		178,810
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,314,325)		2,098,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(187)
NET ASSETS - 100%		$2,098,123

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$45,569	$11,582	$19,984	$--	$(787)	$(2,658)	$33,722
Fidelity International Bond Index Fund	11,340	8,045	6,606	17	(324)	(759)	11,696
Fidelity Long-Term Treasury Bond Index Fund	85,861	86,008	21,495	1,124	(2,218)	(20,442)	127,714
VIP Contrafund Portfolio Initial Class	194,870	64,166	26,234	1,845	(2,886)	(56,926)	172,990
VIP Emerging Markets Portfolio Initial Class	340,266	119,877	68,175	--	(5,595)	(66,034)	320,339
VIP Equity-Income Portfolio Initial Class	206,114	48,722	54,655	259	(2,182)	(20,066)	177,933
VIP Growth & Income Portfolio Initial Class	234,638	62,307	57,838	448	(1,384)	(26,826)	210,897
VIP Growth Portfolio Initial Class	199,303	113,055	32,338	9,422	(4,707)	(57,291)	218,022
VIP High Income Portfolio Initial Class	33,983	10,600	35,855	13	(3,099)	49	5,678
VIP Investment Grade Bond Portfolio II Initial Class	--	13,344	13,340	--	(4)	--	--
VIP Investment Grade Bond Portfolio Initial Class	21,600	14,151	33,839	685	(1,801)	(111)	--
VIP Mid Cap Portfolio Initial Class	57,166	17,323	8,901	1,312	(905)	(13,250)	51,433
VIP Overseas Portfolio Initial Class	609,706	241,729	75,302	4,701	(6,471)	(195,147)	574,515
VIP Value Portfolio Initial Class	151,115	36,558	42,903	1,953	(2,222)	(12,646)	129,902
VIP Value Strategies Portfolio Initial Class	74,025	16,995	17,996	625	(689)	(8,866)	63,469
	$2,265,556	$864,462	$515,461	$22,404	$(35,274)	$(480,973)	$2,098,310

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,024,646	$1,024,646	$--	$--
International Equity Funds	894,854	894,854	--	--
Bond Funds	178,810	178,810	--	--
Total Investments in Securities:	$2,098,310	$2,098,310	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $2,314,325)	$2,098,310
Total Investment in Securities (cost $2,314,325)		$2,098,310
Cash		12
Receivable for investments sold		12,635
Receivable for fund shares sold		202
Total assets		2,111,159
Liabilities
Payable for investments purchased	$10,126
Payable for fund shares redeemed	2,706
Distribution and service plan fees payable	204
Total liabilities		13,036
Net Assets		$2,098,123
Net Assets consist of:
Paid in capital		$2,337,312
Total accumulated earnings (loss)		(239,189)
Net Assets		$2,098,123
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($415,455 ÷ 39,353 shares)		$10.56
Service Class:
Net Asset Value, offering price and redemption price per share ($1,184,972 ÷ 112,397 shares)		$10.54
Service Class 2:
Net Asset Value, offering price and redemption price per share ($497,696 ÷ 47,257 shares)		$10.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,844
Expenses
Distribution and service plan fees	$1,276
Independent trustees' fees and expenses	3
Total expenses		1,279
Net investment income (loss)		565
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(35,274)
Capital gain distributions from underlying funds:
Affiliated issuers	20,560
Total net realized gain (loss)		(14,714)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(480,973)
Total change in net unrealized appreciation (depreciation)		(480,973)
Net gain (loss)		(495,687)
Net increase (decrease) in net assets resulting from operations		$(495,122)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$565	$26,701
Net realized gain (loss)	(14,714)	185,193
Change in net unrealized appreciation (depreciation)	(480,973)	19,247
Net increase (decrease) in net assets resulting from operations	(495,122)	231,141
Distributions to shareholders	(108,699)	(116,286)
Share transactions - net increase (decrease)	436,591	860,127
Total increase (decrease) in net assets	(167,230)	974,982
Net Assets
Beginning of period	2,265,353	1,290,371
End of period	$2,098,123	$2,265,353

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom 2065 Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.92	$12.47	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.01	.25	.12	.15
Net realized and unrealized gain (loss)	(2.72)	1.96	1.99	1.03
Total from investment operations	(2.71)	2.21	2.11	1.18
Distributions from net investment income	–	(.18)	(.11)	(.15)
Distributions from net realized gain	(.65)	(.58)	(.49)	(.07)
Total distributions	(.65)	(.76)	(.60)	(.22)
Net asset value, end of period	$10.56	$13.92	$12.47	$10.96
Total ReturnD,E	(20.27)%	17.81%	19.35%	11.79%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	- %I
Net investment income (loss)	.17%I	1.82%	1.07%	2.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$415	$482	$416	$365
Portfolio turnover rateJ	47%I	24%	34%	24%I

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.91	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D	.24	.11	.14
Net realized and unrealized gain (loss)	(2.72)	1.97	1.98	1.03
Total from investment operations	(2.72)	2.21	2.09	1.17
Distributions from net investment income	–	(.17)	(.10)	(.14)
Distributions from net realized gain	(.65)	(.58)	(.49)	(.07)
Total distributions	(.65)	(.76)E	(.59)	(.21)
Net asset value, end of period	$10.54	$13.91	$12.46	$10.96
Total ReturnF,G	(20.36)%	17.77%	19.16%	11.72%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.10%J	.10%	.10%	.10%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.10%	.10%	.10%J
Net investment income (loss)	.07%J	1.72%	.97%	1.91%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,185	$1,224	$416	$365
Portfolio turnover rateK	47%J	24%	34%	24%J

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom 2065 Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.90	$12.46	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B,C	–D	.22	.09	.13
Net realized and unrealized gain (loss)	(2.72)	1.95	1.99	1.03
Total from investment operations	(2.72)	2.17	2.08	1.16
Distributions from net investment income	–	(.15)	(.09)	(.13)
Distributions from net realized gain	(.65)	(.58)	(.49)	(.07)
Total distributions	(.65)	(.73)	(.58)	(.20)
Net asset value, end of period	$10.53	$13.90	$12.46	$10.96
Total ReturnE,F	(20.37)%	17.47%	19.03%	11.61%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.25%I	.25%	.25%	.25%I
Expenses net of fee waivers, if any	.25%I	.25%	.25%	.25%I
Expenses net of all reductions	.25%I	.25%	.25%	.25%I
Net investment income (loss)	(.08)%I	1.57%	.82%	1.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$498	$559	$459	$365
Portfolio turnover rateJ	47%I	24%	34%	24%I

 A For the period April 11, 2019 (commencement of operations) through December 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio, VIP Freedom 2050 Portfolio, VIP Freedom 2055 Portfolio, VIP Freedom 2060 Portfolio and VIP Freedom 2065 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares, and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income Portfolio	$64,323,779	$2,101,287	$(2,188,387)	$(87,100)
VIP Freedom 2005 Portfolio	10,832,699	478,934	(319,321)	159,613
VIP Freedom 2010 Portfolio	313,873,827	7,568,528	(17,684,211)	(10,115,683)
VIP Freedom 2015 Portfolio	62,534,775	11,105,633	(2,169,702)	8,935,931
VIP Freedom 2020 Portfolio	518,573,431	96,835,172	(18,708,576)	78,126,596
VIP Freedom 2025 Portfolio	312,478,418	30,561,581	(19,088,319)	11,473,262
VIP Freedom 2030 Portfolio	543,884,026	64,779,930	(35,755,389)	29,024,541
VIP Freedom 2035 Portfolio	203,963,453	10,696,207	(17,944,899)	(7,248,692)
VIP Freedom 2040 Portfolio	185,782,516	14,202,893	(17,389,876)	(3,186,983)
VIP Freedom 2045 Portfolio	99,460,651	5,854,494	(9,266,522)	(3,412,028)
VIP Freedom 2050 Portfolio	89,765,388	5,192,794	(9,296,367)	(4,103,573)
VIP Freedom 2055 Portfolio	6,580,275	139,142	(931,230)	(792,088)
VIP Freedom 2060 Portfolio	9,471,655	222,524	(1,251,202)	(1,028,678)
VIP Freedom 2065 Portfolio	2,346,279	71,454	(319,423)	(247,969)

Due to large subscriptions in a prior period, VIP Freedom 2060 Portfolio is subject to an annual limit on its use of some of its unrealized capital losses to offset capital gains in future periods. If those capital losses are realized and the limitation prevents the Fund from using any of those capital losses in a future period, those capital losses will be available to offset capital gains in subsequent periods.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Income Portfolio	45,286,059	49,693,926
VIP Freedom 2005 Portfolio	6,874,655	8,246,689
VIP Freedom 2010 Portfolio	692,772,677	707,143,405
VIP Freedom 2015 Portfolio	42,694,083	48,364,306
VIP Freedom 2020 Portfolio	665,276,321	698,113,146
VIP Freedom 2025 Portfolio	192,487,278	187,033,612
VIP Freedom 2030 Portfolio	394,276,688	365,252,701
VIP Freedom 2035 Portfolio	95,843,761	65,065,982
VIP Freedom 2040 Portfolio	63,657,189	41,264,335
VIP Freedom 2045 Portfolio	33,444,761	20,599,970
VIP Freedom 2050 Portfolio	28,529,564	18,126,461
VIP Freedom 2055 Portfolio	2,994,090	1,573,434
VIP Freedom 2060 Portfolio	3,807,295	2,213,359
VIP Freedom 2065 Portfolio	864,462	515,461

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser), provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP Freedom Income Portfolio	$13,681	$31,961	$45,642
VIP Freedom 2005 Portfolio	1,693	238	1,931
VIP Freedom 2010 Portfolio	12,794	369,685	382,479
VIP Freedom 2015 Portfolio	9,897	40,061	49,958
VIP Freedom 2020 Portfolio	75,446	563,313	638,759
VIP Freedom 2025 Portfolio	90,043	146,989	237,032
VIP Freedom 2030 Portfolio	138,847	273,162	412,009
VIP Freedom 2035 Portfolio	44,559	128,153	172,712
VIP Freedom 2040 Portfolio	58,057	46,623	104,680
VIP Freedom 2045 Portfolio	11,324	91,535	102,859
VIP Freedom 2050 Portfolio	14,745	55,715	70,460
VIP Freedom 2055 Portfolio	1,244	3,312	4,556
VIP Freedom 2060 Portfolio	3,066	2,798	5,864
VIP Freedom 2065 Portfolio	594	682	1,276

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in VIP Investment Grade Bond Portfolio Initial Class, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of VIP Investment Grade Bond Portfolio II Initial Class which is affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
VIP Freedom Income Portfolio	24,063,653	(2,225,116)
VIP Freedom 2005 Portfolio	4,228,828	(340,290)
VIP Freedom 2010 Portfolio	105,753,642	7,009
VIP Freedom 2015 Portfolio	22,630,876	(1,609,011)
VIP Freedom 2020 Portfolio	172,263,520	(4,804,929)
VIP Freedom 2025 Portfolio	83,934,925	(10,205,652)
VIP Freedom 2030 Portfolio	132,331,625	(12,266,991)
VIP Freedom 2035 Portfolio	24,445,585	(3,282,347)
VIP Freedom 2040 Portfolio	2,452,480	(203,764)
VIP Freedom 2045 Portfolio	396,953	(14,383)
VIP Freedom 2050 Portfolio	351,354	(12,600)
VIP Freedom 2055 Portfolio	22,559	(931)
VIP Freedom 2060 Portfolio	33,969	(1,241)
VIP Freedom 2065 Portfolio	8,415	(408)

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Freedom 2025 Portfolio	$2
VIP Freedom 2030 Portfolio	2

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Freedom Income Portfolio
Distributions to shareholders
Initial Class	$707,049	$520,146
Service Class	1,193,133	1,014,662
Service Class 2	1,093,554	825,252
Total	$2,993,736	$2,360,060
VIP Freedom 2005 Portfolio
Distributions to shareholders
Initial Class	$617,088	$365,421
Service Class	226,810	168,577
Service Class 2	13,362	8,306
Total	$857,260	$542,304
VIP Freedom 2010 Portfolio
Distributions to shareholders
Initial Class	$942,102	$824,964
Service Class	1,719,284	1,179,118
Service Class 2	20,015,408	14,031,955
Total	$22,676,794	$16,036,037
VIP Freedom 2015 Portfolio
Distributions to shareholders
Initial Class	$3,113,623	$1,774,737
Service Class	1,869,157	1,274,657
Service Class 2	3,524,005	1,861,802
Total	$8,506,785	$4,911,196
VIP Freedom 2020 Portfolio
Distributions to shareholders
Initial Class	$7,634,037	$5,188,585
Service Class	15,541,388	10,935,604
Service Class 2	48,211,612	32,293,705
Total	$71,387,037	$48,417,894
VIP Freedom 2025 Portfolio
Distributions to shareholders
Initial Class	$3,716,019	$2,652,492
Service Class	11,440,542	7,818,315
Service Class 2	8,243,286	5,384,498
Total	$23,399,847	$15,855,305
VIP Freedom 2030 Portfolio
Distributions to shareholders
Initial Class	$8,977,064	$6,616,973
Service Class	18,911,142	13,521,497
Service Class 2	15,618,147	11,039,884
Total	$43,506,353	$31,178,354
VIP Freedom 2035 Portfolio
Distributions to shareholders
Initial Class	$1,271,983	$711,419
Service Class	6,044,181	3,336,825
Service Class 2	7,606,648	4,746,921
Total	$14,922,812	$8,795,165
VIP Freedom 2040 Portfolio
Distributions to shareholders
Initial Class	$3,535,943	$2,057,211
Service Class	9,107,708	5,162,679
Service Class 2	3,218,311	1,792,120
Total	$15,861,962	$9,012,010
VIP Freedom 2045 Portfolio
Distributions to shareholders
Initial Class	$548,895	$266,012
Service Class	1,817,771	863,207
Service Class 2	6,148,348	3,247,832
Total	$8,515,014	$4,377,051
VIP Freedom 2050 Portfolio
Distributions to shareholders
Initial Class	$1,475,214	$760,959
Service Class	2,244,684	1,215,158
Service Class 2	3,612,493	1,830,429
Total	$7,332,391	$3,806,546
VIP Freedom 2055 Portfolio
Distributions to shareholders
Initial Class	$23,234	$22,272
Service Class	123,978	105,576
Service Class 2	131,663	107,620
Total	$278,875	$235,468
VIP Freedom 2060 Portfolio
Distributions to shareholders
Initial Class	$24,720	$26,394
Service Class	310,017	291,414
Service Class 2	112,588	105,301
Total	$447,325	$423,109
VIP Freedom 2065 Portfolio
Distributions to shareholders
Initial Class	$23,799	$26,253
Service Class	56,297	61,118
Service Class 2	28,603	28,915
Total	$108,699	$116,286

8. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Freedom Income Portfolio
Initial Class
Shares sold	126,704	358,189	$1,484,880	$4,588,127
Reinvestment of distributions	59,416	41,021	707,049	520,146
Shares redeemed	(168,844)	(388,318)	(1,919,879)	(4,961,909)
Net increase (decrease)	17,276	10,892	$272,050	$146,364
Service Class
Shares sold	967,363	1,600,092	$11,110,387	$20,377,343
Reinvestment of distributions	100,432	80,084	1,193,133	1,014,662
Shares redeemed	(1,236,338)	(1,696,496)	(14,533,952)	(21,622,979)
Net increase (decrease)	(168,543)	(16,320)	$(2,230,432)	$(230,974)
Service Class 2
Shares sold	215,095	950,903	$2,471,231	$12,082,840
Reinvestment of distributions	92,439	65,416	1,093,554	825,252
Shares redeemed	(378,764)	(939,259)	(4,426,483)	(11,930,017)
Net increase (decrease)	(71,230)	77,060	$(861,698)	$978,075
VIP Freedom 2005 Portfolio
Initial Class
Shares sold	462	3,446	$5,805	$47,400
Reinvestment of distributions	49,765	26,966	617,088	365,421
Shares redeemed	(60,774)	(49,308)	(754,938)	(677,936)
Net increase (decrease)	(10,547)	(18,896)	$(132,045)	$(265,115)
Service Class
Shares sold	79,145	130,776	$1,002,336	$1,787,955
Reinvestment of distributions	18,159	12,364	226,810	168,577
Shares redeemed	(148,529)	(260,296)	(1,876,085)	(3,559,968)
Net increase (decrease)	(51,225)	(117,156)	$(646,939)	$(1,603,436)
Service Class 2
Shares sold	6,700	10,669	$82,312	$144,020
Reinvestment of distributions	1,080	615	13,362	8,306
Shares redeemed	(7,276)	(17,396)	(88,236)	(237,149)
Net increase (decrease)	504	(6,112)	$7,438	$(84,823)
VIP Freedom 2010 Portfolio
Initial Class
Shares sold	37,596	179,853	$481,140	$2,581,137
Reinvestment of distributions	71,807	58,074	942,102	824,964
Shares redeemed	(201,288)	(427,107)	(2,704,151)	(6,102,315)
Net increase (decrease)	(91,885)	(189,180)	$(1,280,909)	$(2,696,214)
Service Class
Shares sold	1,241,752	389,588	$15,536,801	$5,560,403
Reinvestment of distributions	131,243	83,107	1,719,284	1,179,118
Shares redeemed	(1,274,555)	(433,308)	(15,701,211)	(6,235,828)
Net increase (decrease)	98,440	39,387	$1,554,874	$503,693
Service Class 2
Shares sold	207,636	2,756,110	$2,624,578	$39,085,291
Reinvestment of distributions	1,538,463	995,668	20,015,408	14,031,955
Shares redeemed	(1,682,241)	(3,323,054)	(21,188,518)	(47,357,244)
Net increase (decrease)	63,858	428,724	$1,451,468	$5,760,002
VIP Freedom 2015 Portfolio
Initial Class
Shares sold	51,624	277,058	$654,153	$3,975,397
Reinvestment of distributions	247,900	126,112	3,113,623	1,774,737
Shares redeemed	(419,952)	(571,619)	(5,105,664)	(8,195,215)
Net increase (decrease)	(120,428)	(168,449)	$(1,337,888)	$(2,445,081)
Service Class
Shares sold	540,211	641,202	$6,643,222	$9,110,496
Reinvestment of distributions	149,294	90,966	1,869,157	1,274,657
Shares redeemed	(391,825)	(1,217,382)	(4,991,677)	(17,291,685)
Net increase (decrease)	297,680	(485,214)	$3,520,702	$(6,906,532)
Service Class 2
Shares sold	128,677	868,218	$1,625,919	$12,305,767
Reinvestment of distributions	282,599	133,189	3,524,005	1,861,802
Shares redeemed	(495,203)	(1,034,161)	(6,067,793)	(14,655,934)
Net increase (decrease)	(83,927)	(32,754)	$(917,869)	$(488,365)
VIP Freedom 2020 Portfolio
Initial Class
Shares sold	390,873	1,430,874	$5,099,935	$21,753,158
Reinvestment of distributions	570,556	347,867	7,634,037	5,188,585
Shares redeemed	(892,706)	(1,762,447)	(11,841,920)	(26,729,953)
Net increase (decrease)	68,723	16,294	$892,052	$211,790
Service Class
Shares sold	3,046,304	2,735,016	$39,204,877	$41,162,814
Reinvestment of distributions	1,165,896	736,652	15,541,388	10,935,604
Shares redeemed	(3,360,202)	(4,499,252)	(43,329,592)	(67,703,468)
Net increase (decrease)	851,998	(1,027,584)	$11,416,673	$(15,605,050)
Service Class 2
Shares sold	359,215	1,467,186	$4,732,684	$22,086,029
Reinvestment of distributions	3,633,128	2,185,191	48,211,612	32,293,705
Shares redeemed	(3,055,865)	(5,447,540)	(39,117,386)	(82,218,518)
Net increase (decrease)	936,478	(1,795,163)	$13,826,910	$(27,838,784)
VIP Freedom 2025 Portfolio
Initial Class
Shares sold	295,689	683,306	$4,581,831	$11,859,005
Reinvestment of distributions	232,251	153,765	3,716,019	2,652,492
Shares redeemed	(460,262)	(789,018)	(6,963,816)	(13,881,934)
Net increase (decrease)	67,678	48,053	$1,334,034	$629,563
Service Class
Shares sold	3,051,809	4,053,650	$47,067,061	$70,364,320
Reinvestment of distributions	717,725	453,741	11,440,542	7,818,315
Shares redeemed	(2,638,272)	(2,098,476)	(42,217,147)	(36,573,439)
Net increase (decrease)	1,131,262	2,408,915	$16,290,456	$41,609,196
Service Class 2
Shares sold	729,165	1,913,234	$11,232,508	$33,251,596
Reinvestment of distributions	520,409	315,106	8,243,286	5,384,498
Shares redeemed	(931,148)	(1,538,377)	(14,309,509)	(26,778,430)
Net increase (decrease)	318,426	689,963	$5,166,285	$11,857,664
VIP Freedom 2030 Portfolio
Initial Class
Shares sold	861,713	1,741,665	$13,499,196	$30,689,811
Reinvestment of distributions	559,319	383,653	8,977,064	6,616,973
Shares redeemed	(751,008)	(1,172,674)	(11,424,566)	(20,626,295)
Net increase (decrease)	670,024	952,644	$11,051,694	$16,680,489
Service Class
Shares sold	4,529,395	5,043,335	$69,207,183	$87,778,513
Reinvestment of distributions	1,181,946	786,039	18,911,142	13,521,497
Shares redeemed	(3,343,412)	(2,759,531)	(50,393,226)	(48,040,103)
Net increase (decrease)	2,367,929	3,069,843	$37,725,099	$53,259,907
Service Class 2
Shares sold	1,171,934	3,003,042	$17,956,969	$52,397,892
Reinvestment of distributions	980,424	644,889	15,618,147	11,039,884
Shares redeemed	(1,336,212)	(1,594,589)	(20,547,873)	(27,805,345)
Net increase (decrease)	816,146	2,053,342	$13,027,243	$35,632,431
VIP Freedom 2035 Portfolio
Initial Class
Shares sold	112,254	157,522	$3,062,856	$4,647,283
Reinvestment of distributions	47,533	24,766	1,271,983	711,419
Shares redeemed	(35,152)	(255,386)	(884,802)	(7,262,497)
Net increase (decrease)	124,635	(73,098)	$3,450,037	$(1,903,795)
Service Class
Shares sold	1,271,761	1,529,539	$33,179,726	$43,947,826
Reinvestment of distributions	226,628	116,424	6,044,181	3,336,825
Shares redeemed	(318,518)	(792,525)	(8,105,145)	(23,072,580)
Net increase (decrease)	1,179,871	853,438	$31,118,762	$24,212,071
Service Class 2
Shares sold	479,784	1,083,211	$12,160,923	$31,352,246
Reinvestment of distributions	287,043	167,006	7,606,648	4,746,921
Shares redeemed	(452,802)	(661,775)	(11,458,643)	(19,289,036)
Net increase (decrease)	314,025	588,442	$8,308,928	$16,810,131
VIP Freedom 2040 Portfolio
Initial Class
Shares sold	176,644	383,881	$4,360,812	$10,680,284
Reinvestment of distributions	138,664	74,970	3,535,943	2,057,211
Shares redeemed	(87,419)	(204,399)	(2,132,623)	(5,735,042)
Net increase (decrease)	227,889	254,452	$5,764,132	$7,002,453
Service Class
Shares sold	1,225,632	1,532,626	$30,043,433	$42,423,198
Reinvestment of distributions	358,148	188,520	9,107,708	5,162,679
Shares redeemed	(455,731)	(899,581)	(11,363,669)	(24,907,500)
Net increase (decrease)	1,128,049	821,565	$27,787,472	$22,678,377
Service Class 2
Shares sold	221,690	486,777	$5,319,141	$13,670,651
Reinvestment of distributions	127,206	65,826	3,218,311	1,792,120
Shares redeemed	(241,751)	(313,215)	(5,742,748)	(8,716,993)
Net increase (decrease)	107,145	239,388	$2,794,704	$6,745,778
VIP Freedom 2045 Portfolio
Initial Class
Shares sold	65,444	72,375	$1,651,358	$2,051,727
Reinvestment of distributions	21,349	9,560	548,895	266,012
Shares redeemed	(17,126)	(50,025)	(431,824)	(1,396,699)
Net increase (decrease)	69,667	31,910	$1,768,429	$921,040
Service Class
Shares sold	357,794	362,971	$8,814,852	$10,150,113
Reinvestment of distributions	70,924	31,105	1,817,771	863,207
Shares redeemed	(158,876)	(145,573)	(3,925,674)	(4,074,959)
Net increase (decrease)	269,842	248,503	$6,706,949	$6,938,361
Service Class 2
Shares sold	446,913	554,421	$10,873,822	$15,570,080
Reinvestment of distributions	241,301	118,258	6,148,348	3,247,832
Shares redeemed	(213,094)	(412,972)	(5,086,410)	(11,654,472)
Net increase (decrease)	475,120	259,707	$11,935,760	$7,163,440
VIP Freedom 2050 Portfolio
Initial Class
Shares sold	139,554	224,467	$3,173,139	$5,743,259
Reinvestment of distributions	63,559	30,419	1,475,214	760,959
Shares redeemed	(88,299)	(111,941)	(1,944,490)	(2,850,566)
Net increase (decrease)	114,814	142,945	$2,703,863	$3,653,652
Service Class
Shares sold	357,012	474,852	$7,894,425	$12,033,089
Reinvestment of distributions	97,005	48,761	2,244,684	1,215,158
Shares redeemed	(155,656)	(296,057)	(3,464,585)	(7,543,563)
Net increase (decrease)	298,361	227,556	$6,674,524	$5,704,684
Service Class 2
Shares sold	304,569	572,988	$6,642,374	$14,512,083
Reinvestment of distributions	156,860	73,786	3,612,493	1,830,429
Shares redeemed	(129,025)	(252,960)	(2,770,240)	(6,385,800)
Net increase (decrease)	332,404	393,814	$7,484,627	$9,956,712
VIP Freedom 2055 Portfolio
Initial Class
Shares sold	29,592	2,606	$353,518	$36,840
Reinvestment of distributions	108	70	1,401	1,006
Shares redeemed	(4,270)	(988)	(48,081)	(14,558)
Net increase (decrease)	25,430	1,688	$306,838	$23,288
Service Class
Shares sold	97,816	141,156	$1,198,490	$1,980,170
Reinvestment of distributions	8,252	6,227	106,941	88,926
Shares redeemed	(53,848)	(33,068)	(669,752)	(471,496)
Net increase (decrease)	52,220	114,315	$635,679	$1,597,600
Service Class 2
Shares sold	70,798	108,597	$871,522	$1,518,650
Reinvestment of distributions	8,904	6,452	115,218	91,926
Shares redeemed	(22,747)	(21,462)	(282,503)	(308,074)
Net increase (decrease)	56,955	93,587	$704,237	$1,302,502
VIP Freedom 2060 Portfolio
Initial Class
Shares sold	1,258	3,378	$14,630	$48,051
Reinvestment of distributions	188	168	2,420	2,394
Shares redeemed	(22)	(30)	(265)	(436)
Net increase (decrease)	1,424	3,516	$16,785	$50,009
Service Class
Shares sold	163,691	302,250	$2,012,039	$4,222,893
Reinvestment of distributions	23,331	19,756	300,034	280,665
Shares redeemed	(81,142)	(169,112)	(991,610)	(2,388,594)
Net increase (decrease)	105,880	152,894	$1,320,463	$2,114,964
Service Class 2
Shares sold	57,248	81,341	$690,784	$1,138,823
Reinvestment of distributions	7,392	6,128	94,913	86,950
Shares redeemed	(13,368)	(20,128)	(165,461)	(291,396)
Net increase (decrease)	51,272	67,341	$620,236	$934,377
VIP Freedom 2065 Portfolio
Initial Class
Shares sold	4,583	1,230	$58,357	$16,991
Reinvestment of distributions	182	61	2,299	853
Shares redeemed	(30)	(7)	(346)	(96)
Net increase (decrease)	4,735	1,284	$60,310	$17,748
Service Class
Shares sold	34,719	52,267	$411,687	$762,467
Reinvestment of distributions	2,755	2,578	34,797	35,951
Shares redeemed	(13,111)	(145)	(161,198)	(2,084)
Net increase (decrease)	24,363	54,700	$285,286	$796,334
Service Class 2
Shares sold	6,592	3,363	$85,345	$45,834
Reinvestment of distributions	563	332	7,103	4,616
Shares redeemed	(131)	(325)	(1,453)	(4,405)
Net increase (decrease)	7,024	3,370	$90,995	$46,045

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income Portfolio	16%	3	53%
VIP Freedom 2005 Portfolio	72%	1	18%
VIP Freedom 2010 Portfolio	–	1	88%
VIP Freedom 2015 Portfolio	26%	2	33%
VIP Freedom 2020 Portfolio	–	1	69%
VIP Freedom 2025 Portfolio	–	2	47%
VIP Freedom 2030 Portfolio	–	1	45%
VIP Freedom 2035 Portfolio	–	5	81%
VIP Freedom 2040 Portfolio	–	2	54%
VIP Freedom 2045 Portfolio	–	4	75%
VIP Freedom 2050 Portfolio	–	4	74%
VIP Freedom 2055 Portfolio	12%	3	82%
VIP Freedom 2060 Portfolio	–	2	86%
VIP Freedom 2065 Portfolio	48%	1	39%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
VIP Emerging Markets Portfolio	26%
VIP Overseas Portfolio	29%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Freedom Income Portfolio
Initial Class	- %-C
Actual		$1,000.00	$889.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$890.30	$.47
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$889.10	$1.17
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2005 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$885.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$885.00	$.47
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$884.70	$1.17
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2010 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$871.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$870.60	$.46
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$870.40	$1.16
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2015 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$857.00	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$856.60	$.46
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$856.10	$1.15
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2020 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$842.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$841.40	$.46
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$841.50	$1.14
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2025 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$833.00	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$832.40	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$831.90	$1.14
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2030 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$824.80	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$824.20	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$824.10	$1.13
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2035 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$809.60	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$809.30	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$808.80	$1.12
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2040 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$798.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$797.70	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$797.40	$1.11
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2045 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$797.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$797.20	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$796.40	$1.11
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2050 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$797.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$796.70	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$796.20	$1.11
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2055 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$797.40	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$796.60	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$796.30	$1.11
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2060 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$797.50	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$797.40	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$796.30	$1.11
Hypothetical-E		$1,000.00	$1,023.55	$1.25
VIP Freedom 2065 Portfolio
Initial Class	- %-C
Actual		$1,000.00	$797.30	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
Service Class	.10%
Actual		$1,000.00	$796.40	$.45
Hypothetical-E		$1,000.00	$1,024.30	$.50
Service Class 2.25%
Actual		$1,000.00	$796.30	$1.11
Hypothetical-E		$1,000.00	$1,023.55	$1.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFF2K-SANN-0822
1.819548.118

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds - Portfolios I, II & III

Freedom Lifetime Income I Portfolio

Freedom Lifetime Income II Portfolio

Freedom Lifetime Income III Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
VIP Freedom Lifetime Income® I Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® II Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP Freedom Lifetime Income® III Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Freedom Lifetime Income® I Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio - Investor Class	36.1
VIP Government Money Market Portfolio Investor Class 1.16%	19.0
Fidelity Inflation-Protected Bond Index Fund	16.6
VIP Overseas Portfolio Investor Class	7.3
VIP Emerging Markets Portfolio Investor Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	3.7
Fidelity International Bond Index Fund	2.6
VIP High Income Portfolio Investor Class	1.6
VIP Growth Portfolio Investor Class	1.3
VIP Growth & Income Portfolio Investor Class	1.3
96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.3%
International Equity Funds	14.1%
Bond Funds	60.6%
Short-Term Funds	19.0%

VIP Freedom Lifetime Income® I Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	2,738	$106,523
VIP Equity-Income Portfolio Investor Class (a)	4,731	109,533
VIP Growth & Income Portfolio Investor Class (a)	5,672	129,893
VIP Growth Portfolio Investor Class (a)	1,816	134,236
VIP Mid Cap Portfolio Investor Class (a)	1,007	31,661
VIP Value Portfolio Investor Class (a)	4,881	80,044
VIP Value Strategies Portfolio Investor Class (a)	2,765	39,074
TOTAL DOMESTIC EQUITY FUNDS
(Cost $454,135)		630,964

International Equity Funds - 14.1%
VIP Emerging Markets Portfolio Investor Class (a)	67,713	677,129
VIP Overseas Portfolio Investor Class (a)	35,060	727,140
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,396,376)		1,404,269

Bond Funds - 60.6%
Fidelity Inflation-Protected Bond Index Fund (a)	162,381	1,648,163
Fidelity International Bond Index Fund (a)	28,064	255,378
Fidelity Long-Term Treasury Bond Index Fund (a)	31,926	368,112
VIP High Income Portfolio Investor Class (a)	36,398	163,428
VIP Investment Grade Bond II Portfolio - Investor Class (a)	368,083	3,592,487
TOTAL BOND FUNDS
(Cost $6,168,870)		6,027,568

Short-Term Funds - 19.0%
VIP Government Money Market Portfolio Investor Class 1.16% (a)(b)
(Cost $1,885,549)	1,885,549	1,885,549
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,904,930)		9,948,350
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$9,948,350

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$1,735,253	$258,988	$186,914	$--	$(3,986)	$(155,178)	$1,648,163
Fidelity International Bond Index Fund	178,724	119,768	22,833	391	(802)	(19,479)	255,378
Fidelity Long-Term Treasury Bond Index Fund	331,016	161,126	51,427	3,511	(2,899)	(69,704)	368,112
VIP Contrafund Portfolio Investor Class	142,685	36,777	33,386	1,303	(2,216)	(37,337)	106,523
VIP Emerging Markets Portfolio Investor Class	809,815	157,858	132,439	--	(9,857)	(148,248)	677,129
VIP Equity-Income Portfolio Investor Class	150,912	29,168	56,145	187	5,473	(19,875)	109,533
VIP Government Money Market Portfolio Investor Class 1.16%	2,440,646	95,841	650,938	2,399	--	--	1,885,549
VIP Growth & Income Portfolio Investor Class	171,790	38,321	62,563	322	11,456	(29,111)	129,893
VIP Growth Portfolio Investor Class	145,920	66,734	37,012	6,654	(3,391)	(38,015)	134,236
VIP High Income Portfolio Investor Class	238,018	8,004	54,383	89	(3,687)	(24,524)	163,428
VIP Investment Grade Bond II Portfolio - Investor Class	--	3,816,175	133,592	--	(2,016)	(88,080)	3,592,487
VIP Investment Grade Bond Portfolio Investor Class	4,559,737	291,543	4,281,599	204,849	(307,487)	(262,194)	--
VIP Mid Cap Portfolio Investor Class	41,864	8,102	9,142	945	(688)	(8,475)	31,661
VIP Overseas Portfolio Investor Class	823,151	226,659	66,117	6,203	(5,558)	(250,995)	727,140
VIP Value Portfolio Investor Class	110,587	17,414	38,573	1,399	4,758	(14,142)	80,044
VIP Value Strategies Portfolio Investor Class	54,205	6,972	16,115	450	2,320	(8,308)	39,074
Total	$11,934,323	$5,339,450	$5,833,178	$228,702	$(318,580)	$(1,173,665)	$9,948,350

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$630,964	$630,964	$--	$--
International Equity Funds	1,404,269	1,404,269	--	--
Bond Funds	6,027,568	6,027,568	--	--
Short-Term Funds	1,885,549	1,885,549	--	--
Total Investments in Securities:	$9,948,350	$9,948,350	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® I Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,904,930)	$9,948,350
Total Investment in Securities (cost $9,904,930)		$9,948,350
Receivable for investments sold		91,957
Total assets		10,040,307
Liabilities
Payable for investments purchased	$91,792
Payable for fund shares redeemed	165
Total liabilities		91,957
Net Assets		$9,948,350
Net Assets consist of:
Paid in capital		$10,011,674
Total accumulated earnings (loss)		(63,324)
Net Assets		$9,948,350
Net Asset Value, offering price and redemption price per share ($9,948,350 ÷ 976,999 shares)		$10.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,862
Expenses
Independent trustees' fees and expenses	$17
Total expenses		17
Net investment income (loss)		6,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(318,580)
Capital gain distributions from underlying funds:
Affiliated issuers	221,840
Total net realized gain (loss)		(96,740)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,173,665)
Total change in net unrealized appreciation (depreciation)		(1,173,665)
Net gain (loss)		(1,270,405)
Net increase (decrease) in net assets resulting from operations		$(1,263,560)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,845	$222,359
Net realized gain (loss)	(96,740)	528,979
Change in net unrealized appreciation (depreciation)	(1,173,665)	(358,900)
Net increase (decrease) in net assets resulting from operations	(1,263,560)	392,438
Distributions to shareholders	(531,840)	(490,116)
Share transactions
Proceeds from sales of shares	–	135,512
Reinvestment of distributions	531,840	490,116
Cost of shares redeemed	(722,412)	(1,147,079)
Net increase (decrease) in net assets resulting from share transactions	(190,572)	(521,451)
Total increase (decrease) in net assets	(1,985,972)	(619,129)
Net Assets
Beginning of period	11,934,322	12,553,451
End of period	$9,948,350	$11,934,322
Other Information
Shares
Sold	–	11,144
Issued in reinvestment of distributions	47,957	40,971
Redeemed	(64,488)	(95,179)
Net increase (decrease)	(16,531)	(43,064)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income I Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.01	$12.11	$11.49	$10.57	$11.21	$10.76
Income from Investment Operations
Net investment income (loss)A,B	.01	.22	.15	.24	.19	.22
Net realized and unrealized gain (loss)	(1.29)	.17	1.02	1.05	(.48)	.59
Total from investment operations	(1.28)	.39	1.17	1.29	(.29)	.81
Distributions from net investment income	(.11)	(.13)	(.16)	(.25)	(.19)	(.23)
Distributions from net realized gain	(.45)	(.36)	(.39)	(.12)	(.17)	(.13)
Total distributions	(.55)C	(.49)	(.55)	(.37)	(.35)C	(.36)
Net asset value, end of period	$10.18	$12.01	$12.11	$11.49	$10.57	$11.21
Total ReturnD,E,F	(11.01)%	3.26%	10.44%	12.28%	(2.58)%	7.62%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.83%	1.29%	2.13%	1.69%	1.97%
Supplemental Data
Net assets, end of period (000 omitted)	$9,948	$11,934	$12,553	$12,606	$12,208	$13,690
Portfolio turnover rateK	98%J	18%	26%	19%	39%	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio - Investor Class	31.9
Fidelity Inflation-Protected Bond Index Fund	14.7
VIP Overseas Portfolio Investor Class	11.1
VIP Government Money Market Portfolio Investor Class 1.16%	11.0
VIP Emerging Markets Portfolio Investor Class	8.4
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Growth Portfolio Investor Class	3.0
VIP Growth & Income Portfolio Investor Class	3.0
Fidelity International Bond Index Fund	2.9
VIP Equity-Income Portfolio Investor Class	2.5
92.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.3%
International Equity Funds	19.5%
Bond Funds	55.2%
Short-Term Funds	11.0%

VIP Freedom Lifetime Income® II Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	17,119	$665,937
VIP Equity-Income Portfolio Investor Class (a)	29,582	684,825
VIP Growth & Income Portfolio Investor Class (a)	35,464	812,135
VIP Growth Portfolio Investor Class (a)	11,354	839,277
VIP Mid Cap Portfolio Investor Class (a)	6,296	197,935
VIP Value Portfolio Investor Class (a)	30,505	500,281
VIP Value Strategies Portfolio Investor Class (a)	17,288	244,274
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,804,316)		3,944,664

International Equity Funds - 19.5%
VIP Emerging Markets Portfolio Investor Class (a)	231,178	2,311,782
VIP Overseas Portfolio Investor Class (a)	147,086	3,050,562
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,149,316)		5,362,344

Bond Funds - 55.2%
Fidelity Inflation-Protected Bond Index Fund (a)	398,018	4,039,881
Fidelity International Bond Index Fund (a)	89,078	810,610
Fidelity Long-Term Treasury Bond Index Fund (a)	98,658	1,137,524
VIP High Income Portfolio Investor Class (a)	100,891	453,002
VIP Investment Grade Bond II Portfolio - Investor Class (a)	899,251	8,776,688
TOTAL BOND FUNDS
(Cost $15,697,334)		15,217,705

Short-Term Funds - 11.0%
VIP Government Money Market Portfolio Investor Class 1.16% (a)(b)
(Cost $3,018,783)	3,018,783	3,018,783
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $26,669,749)		27,543,496
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$27,543,496

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$4,092,592	$743,972	$410,092	$--	$(11,634)	$(374,957)	$4,039,881
Fidelity International Bond Index Fund	564,604	363,310	52,394	1,274	(2,603)	(62,307)	810,610
Fidelity Long-Term Treasury Bond Index Fund	999,535	506,714	140,749	10,997	(11,766)	(216,210)	1,137,524
VIP Contrafund Portfolio Investor Class	893,388	150,379	127,774	8,177	(13,373)	(236,683)	665,937
VIP Emerging Markets Portfolio Investor Class	2,807,309	434,616	375,129	--	(28,378)	(526,636)	2,311,782
VIP Equity-Income Portfolio Investor Class	944,944	73,661	243,671	1,174	19,131	(109,240)	684,825
VIP Government Money Market Portfolio Investor Class 1.16%	4,284,312	242,525	1,508,054	3,948	--	--	3,018,783
VIP Growth & Income Portfolio Investor Class	1,075,654	118,987	271,662	2,022	84,697	(195,541)	812,135
VIP Growth Portfolio Investor Class	913,726	339,478	153,501	41,792	(16,611)	(243,815)	839,277
VIP High Income Portfolio Investor Class	663,459	15,931	147,292	251	(14,121)	(64,975)	453,002
VIP Investment Grade Bond II Portfolio - Investor Class	--	9,385,344	387,144	--	(6,641)	(214,871)	8,776,688
VIP Investment Grade Bond Portfolio Investor Class	11,062,752	822,721	10,481,988	505,498	(854,677)	(548,808)	--
VIP Mid Cap Portfolio Investor Class	262,132	35,516	41,499	5,908	(3,534)	(54,680)	197,935
VIP Overseas Portfolio Investor Class	3,653,919	796,393	274,559	27,647	(24,766)	(1,100,425)	3,050,562
VIP Value Portfolio Investor Class	692,431	50,182	184,296	8,793	23,273	(81,309)	500,281
VIP Value Strategies Portfolio Investor Class	339,407	17,611	75,065	2,836	12,771	(50,450)	244,274
Total	$33,250,164	$14,097,340	$14,874,869	$620,317	$(848,232)	$(4,080,907)	$27,543,496

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$3,944,664	$3,944,664	$--	$--
International Equity Funds	5,362,344	5,362,344	--	--
Bond Funds	15,217,705	15,217,705	--	--
Short-Term Funds	3,018,783	3,018,783	--	--
Total Investments in Securities:	$27,543,496	$27,543,496	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® II Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $26,669,749)	$27,543,496
Total Investment in Securities (cost $26,669,749)		$27,543,496
Cash		6
Receivable for investments sold		295,090
Total assets		27,838,592
Liabilities
Payable for investments purchased	$294,635
Payable for fund shares redeemed	461
Total liabilities		295,096
Net Assets		$27,543,496
Net Assets consist of:
Paid in capital		$26,979,040
Total accumulated earnings (loss)		564,456
Net Assets		$27,543,496
Net Asset Value, offering price and redemption price per share ($27,543,496 ÷ 2,445,342 shares)		$11.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,428
Expenses
Independent trustees' fees and expenses	$47
Total expenses		47
Net investment income (loss)		19,381
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(848,232)
Capital gain distributions from underlying funds:
Affiliated issuers	600,889
Total net realized gain (loss)		(247,343)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(4,080,907)
Total change in net unrealized appreciation (depreciation)		(4,080,907)
Net gain (loss)		(4,328,250)
Net increase (decrease) in net assets resulting from operations		$(4,308,869)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,381	$598,990
Net realized gain (loss)	(247,343)	2,287,088
Change in net unrealized appreciation (depreciation)	(4,080,907)	(827,802)
Net increase (decrease) in net assets resulting from operations	(4,308,869)	2,058,276
Distributions to shareholders	(2,213,986)	(1,715,383)
Share transactions
Proceeds from sales of shares	–	207,993
Reinvestment of distributions	2,213,986	1,715,383
Cost of shares redeemed	(1,397,801)	(3,248,017)
Net increase (decrease) in net assets resulting from share transactions	816,185	(1,324,641)
Total increase (decrease) in net assets	(5,706,670)	(981,748)
Net Assets
Beginning of period	33,250,166	34,231,914
End of period	$27,543,496	$33,250,166
Other Information
Shares
Sold	–	14,720
Issued in reinvestment of distributions	176,977	124,692
Redeemed	(113,337)	(233,226)
Net increase (decrease)	63,640	(93,814)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income II Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.96	$13.83	$12.98	$11.78	$12.70	$11.72
Income from Investment Operations
Net investment income (loss)A,B	.01	.25	.16	.26	.20	.21
Net realized and unrealized gain (loss)	(1.77)	.60	1.44	1.65	(.70)	1.22
Total from investment operations	(1.76)	.85	1.60	1.91	(.50)	1.43
Distributions from net investment income	(.11)	(.15)	(.17)	(.27)	(.20)	(.22)
Distributions from net realized gain	(.83)	(.57)	(.58)	(.44)	(.22)	(.23)
Total distributions	(.94)	(.72)	(.75)	(.71)	(.42)	(.45)
Net asset value, end of period	$11.26	$13.96	$13.83	$12.98	$11.78	$12.70
Total ReturnC,D,E	(13.28)%	6.27%	12.78%	16.58%	(3.96)%	12.29%
Ratios to Average Net AssetsB,F,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	- %H	- %H	- %H	-%
Expenses net of all reductions	- %H,I	- %H	- %H	- %H	- %H	-%
Net investment income (loss)	.13%I	1.78%	1.29%	2.07%	1.57%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$27,543	$33,250	$34,232	$33,602	$31,060	$34,818
Portfolio turnover rateJ	93%I	23%	33%	24%	34%	12%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio - Investor Class	24.5
VIP Overseas Portfolio Investor Class	16.2
Fidelity Inflation-Protected Bond Index Fund	12.1
VIP Emerging Markets Portfolio Investor Class	10.5
VIP Growth Portfolio Investor Class	5.3
Fidelity Long-Term Treasury Bond Index Fund	5.3
VIP Growth & Income Portfolio Investor Class	5.2
VIP Equity-Income Portfolio Investor Class	4.4
VIP Contrafund Portfolio Investor Class	4.2
Fidelity International Bond Index Fund	3.5
91.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.1%
International Equity Funds	26.7%
Bond Funds	47.1%
Short-Term Funds	1.1%

VIP Freedom Lifetime Income® III Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.1%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	31,917	$1,241,582
VIP Equity-Income Portfolio Investor Class (a)	55,159	1,276,938
VIP Growth & Income Portfolio Investor Class (a)	66,134	1,514,477
VIP Growth Portfolio Investor Class (a)	21,173	1,565,104
VIP Mid Cap Portfolio Investor Class (a)	11,740	369,097
VIP Value Portfolio Investor Class (a)	56,883	932,876
VIP Value Strategies Portfolio Investor Class (a)	32,236	455,496
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,407,206)		7,355,570

International Equity Funds - 26.7%
VIP Emerging Markets Portfolio Investor Class (a)	308,546	3,085,463
VIP Overseas Portfolio Investor Class (a)	228,325	4,735,459
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,649,488)		7,820,922

Bond Funds - 47.1%
Fidelity Inflation-Protected Bond Index Fund (a)	349,332	3,545,718
Fidelity International Bond Index Fund (a)	110,691	1,007,285
Fidelity Long-Term Treasury Bond Index Fund (a)	135,085	1,557,525
VIP High Income Portfolio Investor Class (a)	107,339	481,953
VIP Investment Grade Bond II Portfolio - Investor Class (a)	734,879	7,172,416
TOTAL BOND FUNDS
(Cost $14,322,518)		13,764,897

Short-Term Funds - 1.1%
VIP Government Money Market Portfolio Investor Class 1.16% (a)(b)
(Cost $320,009)	320,009	320,009
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $27,699,221)		29,261,398
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$29,261,400

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$3,524,960	$777,803	$418,040	$--	$(14,745)	$(324,260)	$3,545,718
Fidelity International Bond Index Fund	704,210	461,846	77,581	1,619	(4,352)	(76,838)	1,007,285
Fidelity Long-Term Treasury Bond Index Fund	1,188,676	842,018	190,828	13,855	(19,424)	(262,917)	1,557,525
VIP Contrafund Portfolio Investor Class	1,640,917	228,517	162,788	14,953	(19,375)	(445,689)	1,241,582
VIP Emerging Markets Portfolio Investor Class	3,796,362	468,674	429,507	--	(32,908)	(717,158)	3,085,463
VIP Equity-Income Portfolio Investor Class	1,735,521	71,583	362,748	2,149	25,122	(192,540)	1,276,938
VIP Government Money Market Portfolio Investor Class 1.16%	1,320,724	227,033	1,227,748	521	--	--	320,009
VIP Growth & Income Portfolio Investor Class	1,975,654	138,299	393,204	3,699	108,434	(314,706)	1,514,477
VIP Growth Portfolio Investor Class	1,678,275	579,003	209,079	76,422	(26,589)	(456,506)	1,565,104
VIP High Income Portfolio Investor Class	721,425	8,481	162,530	270	(12,840)	(72,583)	481,953
VIP Investment Grade Bond II Portfolio - Investor Class	--	8,277,943	919,996	--	(11,036)	(174,495)	7,172,416
VIP Investment Grade Bond Portfolio Investor Class	9,670,153	896,593	9,341,420	440,017	(868,708)	(356,618)	--
VIP Mid Cap Portfolio Investor Class	481,432	55,098	58,796	10,779	(6,190)	(102,447)	369,097
VIP Overseas Portfolio Investor Class	5,801,129	1,090,364	377,036	43,677	(30,810)	(1,748,188)	4,735,459
VIP Value Portfolio Investor Class	1,271,761	63,383	293,628	16,083	33,374	(142,014)	932,876
VIP Value Strategies Portfolio Investor Class	623,354	17,608	114,715	5,179	15,428	(86,179)	455,496
Total	$36,134,553	$14,204,246	$14,739,644	$629,223	$(864,619)	$(5,473,138)	$29,261,398

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$7,355,570	$7,355,570	$--	$--
International Equity Funds	7,820,922	7,820,922	--	--
Bond Funds	13,764,897	13,764,897	--	--
Short-Term Funds	320,009	320,009	--	--
Total Investments in Securities:	$29,261,398	$29,261,398	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Lifetime Income® III Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $27,699,221)	$29,261,398
Total Investment in Securities (cost $27,699,221)		$29,261,398
Cash		4
Receivable for investments sold		374,620
Total assets		29,636,022
Liabilities
Payable for investments purchased	$374,136
Payable for fund shares redeemed	486
Total liabilities		374,622
Net Assets		$29,261,400
Net Assets consist of:
Paid in capital		$28,034,080
Total accumulated earnings (loss)		1,227,320
Net Assets		$29,261,400
Net Asset Value, offering price and redemption price per share ($29,261,400 ÷ 2,485,290 shares)		$11.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,673
Expenses
Independent trustees' fees and expenses	$50
Total expenses		50
Net investment income (loss)		21,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(864,619)
Capital gain distributions from underlying funds:
Affiliated issuers	607,550
Total net realized gain (loss)		(257,069)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(5,473,138)
Total change in net unrealized appreciation (depreciation)		(5,473,138)
Net gain (loss)		(5,730,207)
Net increase (decrease) in net assets resulting from operations		$(5,708,584)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,623	$623,475
Net realized gain (loss)	(257,069)	2,992,028
Change in net unrealized appreciation (depreciation)	(5,473,138)	(261,283)
Net increase (decrease) in net assets resulting from operations	(5,708,584)	3,354,220
Distributions to shareholders	(2,809,100)	(1,973,678)
Share transactions
Proceeds from sales of shares	–	480,105
Reinvestment of distributions	2,809,100	1,973,678
Cost of shares redeemed	(1,164,572)	(2,974,517)
Net increase (decrease) in net assets resulting from share transactions	1,644,528	(520,734)
Total increase (decrease) in net assets	(6,873,156)	859,808
Net Assets
Beginning of period	36,134,556	35,274,748
End of period	$29,261,400	$36,134,556
Other Information
Shares
Sold	–	31,605
Issued in reinvestment of distributions	209,478	132,610
Redeemed	(87,803)	(197,335)
Net increase (decrease)	121,675	(33,120)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Freedom Lifetime Income III Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.29	$14.72	$13.53	$11.89	$13.07	$11.79
Income from Investment Operations
Net investment income (loss)A,B	.01	.26	.16	.26	.19	.22
Net realized and unrealized gain (loss)	(2.33)	1.15	1.83	2.11	(.92)	1.62
Total from investment operations	(2.32)	1.41	1.99	2.37	(.73)	1.84
Distributions from net investment income	(.11)	(.16)	(.17)	(.27)	(.19)	(.23)
Distributions from net realized gain	(1.10)	(.67)	(.62)	(.47)	(.26)	(.33)
Total distributions	(1.20)C	(.84)C	(.80)C	(.73)C	(.45)	(.56)
Net asset value, end of period	$11.77	$15.29	$14.72	$13.53	$11.89	$13.07
Total ReturnD,E,F	(16.13)%	9.78%	15.23%	20.44%	(5.68)%	15.85%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.73%	1.24%	2.02%	1.45%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$29,261	$36,135	$35,275	$33,018	$28,469	$32,383
Portfolio turnover rateK	87%J	28%	35%	26%	35%	15%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I Portfolio	$9,934,790	$321,000	$(307,440)	$13,560
VIP Freedom Lifetime Income II Portfolio	26,783,215	1,707,188	(946,907)	760,281
VIP Freedom Lifetime Income III Portfolio	27,825,651	2,657,740	(1,221,993)	1,435,747

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Freedom Lifetime Income I Portfolio	5,339,450	5,833,178
VIP Freedom Lifetime Income II Portfolio	14,097,340	14,874,869
VIP Freedom Lifetime Income III Portfolio	14,204,246	14,739,644

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in VIP Investment Grade Bond Portfolio Investor Class, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of VIP Investment Grade Bond Portfolio II - Investor Class which is affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
VIP Freedom Lifetime Income I Portfolio	3,808,654	(303,778)
VIP Freedom Lifetime Income II Portfolio	9,362,250	(795,525)
VIP Freedom Lifetime Income III Portfolio	8,228,729	(785,806)

5. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Affiliated %
VIP Freedom Lifetime Income I Portfolio	100%
VIP Freedom Lifetime Income II Portfolio	100%
VIP Freedom Lifetime Income III Portfolio	100%

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Freedom Lifetime Income I Portfolio	- %-C
Actual		$1,000.00	$889.90	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
VIP Freedom Lifetime Income II Portfolio	- %-C
Actual		$1,000.00	$867.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D
VIP Freedom Lifetime Income III Portfolio	- %-C
Actual		$1,000.00	$838.70	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represent less than .005%.

 D Amount represent less than $.01.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFLI-SANN-0822
1.816202.116

Fidelity® Variable Insurance Products:
Investor Freedom Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030

Investor Freedom Income® Portfolio

Investor Freedom® 2005 Portfolio

Investor Freedom® 2010 Portfolio

Investor Freedom® 2015 Portfolio

Investor Freedom® 2020 Portfolio

Investor Freedom® 2025 Portfolio

Investor Freedom® 2030 Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
VIP Investor Freedom Income Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2005 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2010 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2015 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2020 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2025 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
VIP Investor Freedom 2030 Portfolio℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP Investor Freedom Income Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Investor Class	36.1
VIP Government Money Market Portfolio Investor Class 1.16%	19.0
Fidelity Inflation-Protected Bond Index Fund	16.6
VIP Overseas Portfolio Investor Class	7.3
VIP Emerging Markets Portfolio Investor Class	6.8
Fidelity Long-Term Treasury Bond Index Fund	3.7
Fidelity International Bond Index Fund	2.6
VIP High Income Portfolio Investor Class	1.6
VIP Growth Portfolio Investor Class	1.3
VIP Growth & Income Portfolio Investor Class	1.3
96.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	6.3%
International Equity Funds	14.1%
Bond Funds	60.6%
Short-Term Funds	19.0%

VIP Investor Freedom Income Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 6.3%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	22,775	$885,940
VIP Equity-Income Portfolio Investor Class (a)	39,350	910,963
VIP Growth & Income Portfolio Investor Class (a)	47,175	1,080,306
VIP Growth Portfolio Investor Class (a)	15,104	1,116,456
VIP Mid Cap Portfolio Investor Class (a)	8,375	263,323
VIP Value Portfolio Investor Class (a)	40,592	665,714
VIP Value Strategies Portfolio Investor Class (a)	22,998	324,966
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,604,809)		5,247,668

International Equity Funds - 14.1%
VIP Emerging Markets Portfolio Investor Class (a)	563,164	5,631,642
VIP Overseas Portfolio Investor Class (a)	291,592	6,047,608
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,156,996)		11,679,250

Bond Funds - 60.6%
Fidelity Inflation-Protected Bond Index Fund (a)	1,350,514	13,707,716
Fidelity International Bond Index Fund (a)	233,404	2,123,979
Fidelity Long-Term Treasury Bond Index Fund (a)	265,535	3,061,618
VIP High Income Portfolio Investor Class (a)	302,723	1,359,225
VIP Investment Grade Bond II Portfolio Investor Class (a)	3,061,338	29,878,663
TOTAL BOND FUNDS
(Cost $51,545,445)		50,131,201

Short-Term Funds - 19.0%
VIP Government Money Market Portfolio Investor Class 1.16% (a)(b)
(Cost $15,682,096)	15,682,096	15,682,096
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $81,989,346)		82,740,215
NET OTHER ASSETS (LIABILITIES) - 0.0%		36
NET ASSETS - 100%		$82,740,251

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$14,893,005	$2,446,205	$2,274,258	$--	$(65,409)	$(1,291,827)	$13,707,716
Fidelity International Bond Index Fund	1,533,905	1,067,795	302,997	3,353	(9,797)	(164,927)	2,123,979
Fidelity Long-Term Treasury Bond Index Fund	2,840,989	1,393,411	545,546	30,045	(42,911)	(584,325)	3,061,618
VIP Contrafund Portfolio Investor Class	1,224,565	344,483	342,210	11,510	(21,543)	(319,355)	885,940
VIP Emerging Markets Portfolio Investor Class	6,950,320	1,423,368	1,369,098	--	(90,455)	(1,282,493)	5,631,642
VIP Equity-Income Portfolio Investor Class	1,295,195	276,468	537,145	1,650	32,056	(155,611)	910,963
VIP Government Money Market Portfolio Investor Class 1.16%	20,946,846	1,211,506	6,476,256	20,156	--	--	15,682,096
VIP Growth & Income Portfolio Investor Class	1,474,368	362,172	605,001	2,844	93,419	(244,652)	1,080,306
VIP Growth Portfolio Investor Class	1,252,318	601,639	379,087	58,774	(36,097)	(322,317)	1,116,456
VIP High Income Portfolio Investor Class	2,042,784	99,100	540,948	786	(46,770)	(194,941)	1,359,225
VIP Investment Grade Bond Portfolio II Investor Class	--	32,129,753	1,494,280	--	(24,368)	(732,442)	29,878,663
VIP Investment Grade Bond Portfolio Investor Class	39,134,218	3,186,523	37,336,203	1,811,764	(3,532,546)	(1,451,992)	--
VIP Mid Cap Portfolio Investor Class	359,298	75,587	92,607	8,353	(7,904)	(71,051)	263,323
VIP Overseas Portfolio Investor Class	7,064,767	1,924,495	725,181	54,845	(48,093)	(2,168,380)	6,047,608
VIP Value Portfolio Investor Class	949,105	167,339	370,467	12,363	42,860	(123,123)	665,714
VIP Value Strategies Portfolio Investor Class	465,198	67,557	156,691	3,980	22,706	(73,804)	324,966
	$102,426,881	$46,777,401	$53,547,975	$2,020,423	$(3,734,852)	$(9,181,240)	$82,740,215

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$5,247,668	$5,247,668	$--	$--
International Equity Funds	11,679,250	11,679,250	--	--
Bond Funds	50,131,201	50,131,201	--	--
Short-Term Funds	15,682,096	15,682,096	--	--
Total Investments in Securities:	$82,740,215	$82,740,215	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Income Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $81,989,346)	$82,740,215
Total Investment in Securities (cost $81,989,346)		$82,740,215
Cash		34
Receivable for investments sold		785,291
Total assets		83,525,540
Liabilities
Payable for investments purchased	$750,514
Payable for fund shares redeemed	34,775
Total liabilities		785,289
Net Assets		$82,740,251
Net Assets consist of:
Paid in capital		$84,078,272
Total accumulated earnings (loss)		(1,338,021)
Net Assets		$82,740,251
Net Asset Value, offering price and redemption price per share ($82,740,251 ÷ 7,668,262 shares)		$10.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$58,498
Expenses
Independent trustees' fees and expenses	$144
Total expenses		144
Net investment income (loss)		58,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,734,852)
Capital gain distributions from underlying funds:
Affiliated issuers	1,961,925
Total net realized gain (loss)		(1,772,927)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(9,181,240)
Total change in net unrealized appreciation (depreciation)		(9,181,240)
Net gain (loss)		(10,954,167)
Net increase (decrease) in net assets resulting from operations		$(10,895,813)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,354	$1,881,636
Net realized gain (loss)	(1,772,927)	3,847,569
Change in net unrealized appreciation (depreciation)	(9,181,240)	(2,516,909)
Net increase (decrease) in net assets resulting from operations	(10,895,813)	3,212,296
Distributions to shareholders	(3,904,684)	(3,665,175)
Share transactions
Proceeds from sales of shares	2,605,944	16,910,466
Reinvestment of distributions	3,904,684	3,665,175
Cost of shares redeemed	(11,396,796)	(15,585,140)
Net increase (decrease) in net assets resulting from share transactions	(4,886,168)	4,990,501
Total increase (decrease) in net assets	(19,686,665)	4,537,622
Net Assets
Beginning of period	102,426,916	97,889,294
End of period	$82,740,251	$102,426,916
Other Information
Shares
Sold	222,565	1,336,934
Issued in reinvestment of distributions	332,031	291,689
Redeemed	(1,001,174)	(1,231,887)
Net increase (decrease)	(446,578)	396,736

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom Income Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$12.68	$11.91	$11.10	$11.67	$11.03
Income from Investment Operations
Net investment income (loss)A,B	.01	.24	.16	.26	.21	.18
Net realized and unrealized gain (loss)	(1.36)	.17	1.06	1.05	(.45)	.75
Total from investment operations	(1.35)	.41	1.22	1.31	(.24)	.93
Distributions from net investment income	(.11)	(.13)	(.16)	(.25)	(.20)	(.18)
Distributions from net realized gain	(.38)	(.34)	(.29)	(.25)	(.13)	(.11)
Total distributions	(.48)C	(.47)	(.45)	(.50)	(.33)	(.29)
Net asset value, end of period	$10.79	$12.62	$12.68	$11.91	$11.10	$11.67
Total ReturnD,E,F	(10.99)%	3.28%	10.40%	12.02%	(2.03)%	8.45%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.88%	1.32%	2.19%	1.79%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$82,740	$102,427	$97,889	$85,736	$74,748	$75,445
Portfolio turnover rateK	101%J	27%	49%	25%	42%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Investor Class	35.5
VIP Government Money Market Portfolio Investor Class 1.16%	17.6
Fidelity Inflation-Protected Bond Index Fund	16.3
VIP Overseas Portfolio Investor Class	7.9
VIP Emerging Markets Portfolio Investor Class	7.1
Fidelity Long-Term Treasury Bond Index Fund	3.8
Fidelity International Bond Index Fund	2.6
VIP High Income Portfolio Investor Class	1.6
VIP Growth Portfolio Investor Class	1.6
VIP Growth & Income Portfolio Investor Class	1.6
95.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	7.6%
International Equity Funds	15.0%
Bond Funds	59.8%
Short-Term Funds	17.6%

VIP Investor Freedom 2005 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	8,506	$330,902
VIP Equity-Income Portfolio Investor Class (a)	14,699	340,283
VIP Growth & Income Portfolio Investor Class (a)	17,620	403,503
VIP Growth Portfolio Investor Class (a)	5,641	416,989
VIP Mid Cap Portfolio Investor Class (a)	3,128	98,355
VIP Value Portfolio Investor Class (a)	15,161	248,635
VIP Value Strategies Portfolio Investor Class (a)	8,590	121,378
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,315,077)		1,960,045

International Equity Funds - 15.0%
VIP Emerging Markets Portfolio Investor Class (a)	181,947	1,819,473
VIP Overseas Portfolio Investor Class (a)	98,323	2,039,219
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,463,707)		3,858,692

Bond Funds - 59.8%
Fidelity Inflation-Protected Bond Index Fund (a)	414,136	4,203,477
Fidelity International Bond Index Fund (a)	74,755	680,269
Fidelity Long-Term Treasury Bond Index Fund (a)	85,262	983,067
VIP High Income Portfolio Investor Class (a)	94,365	423,700
VIP Investment Grade Bond II Portfolio - Investor Class (a)	936,787	9,143,041
TOTAL BOND FUNDS
(Cost $15,784,229)		15,433,554

Short-Term Funds - 17.6%
VIP Government Money Market Portfolio Investor Class 1.16% (a)(b)
(Cost $4,534,831)	4,534,831	4,534,831
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,097,844)		25,787,122
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$25,787,121

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$4,326,793	$832,549	$548,009	$--	$(8,709)	$(399,147)	$4,203,477
Fidelity International Bond Index Fund	475,255	339,034	78,533	1,078	(2,249)	(53,238)	680,269
Fidelity Long-Term Treasury Bond Index Fund	873,470	444,063	135,470	9,549	(8,806)	(190,190)	983,067
VIP Contrafund Portfolio Investor Class	462,919	106,280	109,418	4,289	(4,812)	(124,067)	330,902
VIP Emerging Markets Portfolio Investor Class	2,189,325	483,678	409,432	--	(29,784)	(414,314)	1,819,473
VIP Equity-Income Portfolio Investor Class	489,651	77,514	180,195	616	16,152	(62,839)	340,283
VIP Government Money Market Portfolio Investor Class 1.16%	5,765,973	374,138	1,605,280	5,824	--	--	4,534,831
VIP Growth & Income Portfolio Investor Class	557,367	108,763	205,440	1,060	57,241	(114,428)	403,503
VIP Growth Portfolio Investor Class	473,451	201,477	122,977	21,916	(10,780)	(124,182)	416,989
VIP High Income Portfolio Investor Class	612,507	36,191	150,707	235	(15,333)	(58,958)	423,700
VIP Investment Grade Bond Portfolio II Investor Class	--	9,876,468	498,593	--	(10,983)	(223,851)	9,143,041
VIP Investment Grade Bond Portfolio Investor Class	11,429,832	1,041,738	10,997,356	529,678	(898,182)	(576,032)	--
VIP Mid Cap Portfolio Investor Class	135,837	24,414	31,924	3,114	(2,728)	(27,244)	98,355
VIP Overseas Portfolio Investor Class	2,381,563	654,258	247,320	18,296	(17,076)	(732,206)	2,039,219
VIP Value Portfolio Investor Class	358,807	51,787	132,150	4,614	19,236	(49,045)	248,635
VIP Value Strategies Portfolio Investor Class	175,881	19,361	54,586	1,487	10,578	(29,856)	121,378
	$30,708,631	$14,671,713	$15,507,390	$601,756	$(906,235)	$(3,179,597)	$25,787,122

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$1,960,045	$1,960,045	$--	$--
International Equity Funds	3,858,692	3,858,692	--	--
Bond Funds	15,433,554	15,433,554	--	--
Short-Term Funds	4,534,831	4,534,831	--	--
Total Investments in Securities:	$25,787,122	$25,787,122	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2005 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $25,097,844)	$25,787,122
Total Investment in Securities (cost $25,097,844)		$25,787,122
Receivable for investments sold		218,464
Total assets		26,005,586
Liabilities
Payable for investments purchased	$218,314
Payable for fund shares redeemed	151
Total liabilities		218,465
Net Assets		$25,787,121
Net Assets consist of:
Paid in capital		$25,471,178
Total accumulated earnings (loss)		315,943
Net Assets		$25,787,121
Net Asset Value, offering price and redemption price per share ($25,787,121 ÷ 2,407,953 shares)		$10.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,238
Expenses
Independent trustees' fees and expenses	$44
Total expenses		44
Net investment income (loss)		18,194
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(906,235)
Capital gain distributions from underlying funds:
Affiliated issuers	583,518
Total net realized gain (loss)		(322,717)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(3,179,597)
Total change in net unrealized appreciation (depreciation)		(3,179,597)
Net gain (loss)		(3,502,314)
Net increase (decrease) in net assets resulting from operations		$(3,484,120)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,194	$579,791
Net realized gain (loss)	(322,717)	2,113,026
Change in net unrealized appreciation (depreciation)	(3,179,597)	(1,170,321)
Net increase (decrease) in net assets resulting from operations	(3,484,120)	1,522,496
Distributions to shareholders	(1,981,832)	(1,372,181)
Share transactions
Proceeds from sales of shares	824,373	8,476,320
Reinvestment of distributions	1,981,832	1,372,181
Cost of shares redeemed	(2,261,763)	(15,465,345)
Net increase (decrease) in net assets resulting from share transactions	544,442	(5,616,844)
Total increase (decrease) in net assets	(4,921,510)	(5,466,529)
Net Assets
Beginning of period	30,708,631	36,175,160
End of period	$25,787,121	$30,708,631
Other Information
Shares
Sold	71,118	657,614
Issued in reinvestment of distributions	169,243	106,449
Redeemed	(202,319)	(1,183,200)
Net increase (decrease)	38,042	(419,137)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2005 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.96	$12.97	$12.20	$11.17	$11.85	$10.97
Income from Investment Operations
Net investment income (loss)A,B	.01	.21	.16	.25	.20	.20
Net realized and unrealized gain (loss)	(1.42)	.31	1.16	1.28	(.56)	1.00
Total from investment operations	(1.41)	.52	1.32	1.53	(.36)	1.20
Distributions from net investment income	(.11)	(.14)	(.17)	(.26)	(.20)	(.17)
Distributions from net realized gain	(.73)	(.39)	(.38)	(.24)	(.13)	(.14)
Total distributions	(.84)	(.53)	(.55)	(.50)	(.32)C	(.32)C
Net asset value, end of period	$10.71	$12.96	$12.97	$12.20	$11.17	$11.85
Total ReturnD,E,F	(11.45)%	4.09%	11.08%	13.89%	(3.04)%	10.97%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.60%	1.32%	2.12%	1.70%	1.74%
Supplemental Data
Net assets, end of period (000 omitted)	$25,787	$30,709	$36,175	$33,315	$28,603	$28,889
Portfolio turnover rateK	103%J	42%	51%	35%	42%	28%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Investor Class	32.6
Fidelity Inflation-Protected Bond Index Fund	15.2
VIP Government Money Market Portfolio Investor Class 1.16%	12.1
VIP Overseas Portfolio Investor Class	10.4
VIP Emerging Markets Portfolio Investor Class	8.1
Fidelity Long-Term Treasury Bond Index Fund	4.0
Fidelity International Bond Index Fund	2.9
VIP Growth Portfolio Investor Class	2.8
VIP Growth & Income Portfolio Investor Class	2.7
VIP Equity-Income Portfolio Investor Class	2.2
93.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	13.0%
International Equity Funds	18.5%
Bond Funds	56.4%
Short-Term Funds	12.1%

VIP Investor Freedom 2010 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 13.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	37,940	$1,475,870
VIP Equity-Income Portfolio Investor Class (a)	65,559	1,517,695
VIP Growth & Income Portfolio Investor Class (a)	78,595	1,799,815
VIP Growth Portfolio Investor Class (a)	25,162	1,859,966
VIP Mid Cap Portfolio Investor Class (a)	13,952	438,656
VIP Value Portfolio Investor Class (a)	67,606	1,108,740
VIP Value Strategies Portfolio Investor Class (a)	38,312	541,352
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,198,486)		8,742,094

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Investor Class (a)	548,099	5,480,991
VIP Overseas Portfolio Investor Class (a)	339,577	7,042,825
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,946,663)		12,523,816

Bond Funds - 56.4%
Fidelity Inflation-Protected Bond Index Fund (a)	1,012,574	10,277,624
Fidelity International Bond Index Fund (a)	216,192	1,967,349
Fidelity Long-Term Treasury Bond Index Fund (a)	234,803	2,707,283
VIP High Income Portfolio Investor Class (a)	247,402	1,110,837
VIP Investment Grade Bond II Portfolio Investor Class (a)	2,258,607	22,044,006
TOTAL BOND FUNDS
(Cost $39,513,669)		38,107,099

Short-Term Funds - 12.1%
VIP Government Money Market Portfolio Investor Class 1.16% (a)(b)
(Cost $8,180,712)	8,180,712	8,180,712
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $65,839,530)		67,553,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$67,553,733

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$10,897,566	$2,037,378	$1,648,088	$--	$(36,822)	$(972,410)	$10,277,624
Fidelity International Bond Index Fund	1,439,406	922,129	232,118	3,164	(8,146)	(153,922)	1,967,349
Fidelity Long-Term Treasury Bond Index Fund	2,494,701	1,237,147	469,102	26,564	(33,698)	(521,765)	2,707,283
VIP Contrafund Portfolio Investor Class	2,085,629	389,908	430,365	18,821	(23,889)	(545,413)	1,475,870
VIP Emerging Markets Portfolio Investor Class	6,967,200	1,216,140	1,366,813	--	(117,567)	(1,217,969)	5,480,991
VIP Equity-Income Portfolio Investor Class	2,205,984	225,565	712,005	2,723	52,560	(254,409)	1,517,695
VIP Government Money Market Portfolio Investor Class 1.16%	11,923,262	750,880	4,493,430	10,721	--	--	8,180,712
VIP Growth & Income Portfolio Investor Class	2,511,130	336,471	801,612	4,688	232,323	(478,497)	1,799,815
VIP Growth Portfolio Investor Class	2,133,108	820,206	499,523	96,190	(36,990)	(556,835)	1,859,966
VIP High Income Portfolio Investor Class	1,701,438	61,725	454,629	640	(54,289)	(143,408)	1,110,837
VIP Investment Grade Bond Portfolio II Investor Class	--	23,877,266	1,270,323	--	(26,063)	(536,874)	22,044,006
VIP Investment Grade Bond Portfolio Investor Class	29,095,654	2,242,492	27,690,210	1,321,520	(2,775,334)	(872,602)	--
VIP Mid Cap Portfolio Investor Class	611,952	92,831	134,053	13,707	(9,538)	(122,536)	438,656
VIP Overseas Portfolio Investor Class	8,800,720	2,036,652	1,143,935	66,245	(62,996)	(2,587,616)	7,042,825
VIP Value Portfolio Investor Class	1,616,492	158,394	536,786	20,394	70,593	(199,953)	1,108,740
VIP Value Strategies Portfolio Investor Class	792,351	57,086	223,777	6,580	36,793	(121,101)	541,352
	$85,276,593	$36,462,270	$42,106,769	$1,591,957	$(2,793,063)	$(9,285,310)	$67,553,721

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$8,742,094	$8,742,094	$--	$--
International Equity Funds	12,523,816	12,523,816	--	--
Bond Funds	38,107,099	38,107,099	--	--
Short-Term Funds	8,180,712	8,180,712	--	--
Total Investments in Securities:	$67,553,721	$67,553,721	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2010 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $65,839,530)	$67,553,721
Total Investment in Securities (cost $65,839,530)		$67,553,721
Cash		10
Receivable for investments sold		693,834
Total assets		68,247,565
Liabilities
Payable for investments purchased	$693,414
Payable for fund shares redeemed	418
Total liabilities		693,832
Net Assets		$67,553,733
Net Assets consist of:
Paid in capital		$67,371,296
Total accumulated earnings (loss)		182,437
Net Assets		$67,553,733
Net Asset Value, offering price and redemption price per share ($67,553,733 ÷ 5,872,363 shares)		$11.50

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$47,893
Expenses
Independent trustees' fees and expenses	$118
Total expenses		118
Net investment income (loss)		47,775
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,793,063)
Capital gain distributions from underlying funds:
Affiliated issuers	1,544,064
Total net realized gain (loss)		(1,248,999)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(9,285,310)
Total change in net unrealized appreciation (depreciation)		(9,285,310)
Net gain (loss)		(10,534,309)
Net increase (decrease) in net assets resulting from operations		$(10,486,534)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,775	$1,522,787
Net realized gain (loss)	(1,248,999)	4,298,014
Change in net unrealized appreciation (depreciation)	(9,285,310)	(1,263,796)
Net increase (decrease) in net assets resulting from operations	(10,486,534)	4,557,005
Distributions to shareholders	(4,188,261)	(3,374,407)
Share transactions
Proceeds from sales of shares	1,091,590	10,948,214
Reinvestment of distributions	4,188,261	3,374,407
Cost of shares redeemed	(8,327,928)	(6,236,356)
Net increase (decrease) in net assets resulting from share transactions	(3,048,077)	8,086,265
Total increase (decrease) in net assets	(17,722,872)	9,268,863
Net Assets
Beginning of period	85,276,605	76,007,742
End of period	$67,553,733	$85,276,605
Other Information
Shares
Sold	88,338	788,288
Issued in reinvestment of distributions	328,749	245,170
Redeemed	(664,806)	(448,941)
Net increase (decrease)	(247,719)	584,517

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2010 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$13.93	$13.73	$12.84	$11.79	$12.78	$11.68
Income from Investment Operations
Net investment income (loss)A,B	.01	.26	.17	.27	.20	.19
Net realized and unrealized gain (loss)	(1.74)	.52	1.37	1.57	(.71)	1.32
Total from investment operations	(1.73)	.78	1.54	1.84	(.51)	1.51
Distributions from net investment income	(.11)	(.14)	(.17)	(.26)	(.21)	(.19)
Distributions from net realized gain	(.59)	(.44)	(.49)	(.53)	(.27)	(.22)
Total distributions	(.70)	(.58)	(.65)C	(.79)	(.48)	(.41)
Net asset value, end of period	$11.50	$13.93	$13.73	$12.84	$11.79	$12.78
Total ReturnD,E,F	(12.90)%	5.81%	12.40%	16.10%	(4.06)%	13.05%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.13%J	1.87%	1.33%	2.15%	1.57%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$67,554	$85,277	$76,008	$66,651	$56,452	$66,993
Portfolio turnover rateK	96%J	23%	39%	31%	35%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Investor Class	29.7
Fidelity Inflation-Protected Bond Index Fund	14.1
VIP Overseas Portfolio Investor Class	13.0
VIP Emerging Markets Portfolio Investor Class	9.2
VIP Government Money Market Portfolio Investor Class 1.16%	6.6
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Growth Portfolio Investor Class	3.9
VIP Growth & Income Portfolio Investor Class	3.8
VIP Equity-Income Portfolio Investor Class	3.2
Fidelity International Bond Index Fund	3.2
90.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	18.4%
International Equity Funds	22.2%
Bond Funds	52.8%
Short-Term Funds	6.6%

VIP Investor Freedom 2015 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 18.4%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	81,885	$3,185,324
VIP Equity-Income Portfolio Investor Class (a)	141,533	3,276,494
VIP Growth & Income Portfolio Investor Class (a)	169,660	3,885,219
VIP Growth Portfolio Investor Class (a)	54,276	4,012,066
VIP Mid Cap Portfolio Investor Class (a)	30,115	946,821
VIP Value Portfolio Investor Class (a)	145,973	2,393,959
VIP Value Strategies Portfolio Investor Class (a)	82,725	1,168,900
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,343,762)		18,868,783

International Equity Funds - 22.2%
VIP Emerging Markets Portfolio Investor Class (a)	943,914	9,439,144
VIP Overseas Portfolio Investor Class (a)	642,471	13,324,839
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $20,912,679)		22,763,983

Bond Funds - 52.8%
Fidelity Inflation-Protected Bond Index Fund (a)	1,425,736	14,471,219
Fidelity International Bond Index Fund (a)	359,878	3,274,888
Fidelity Long-Term Treasury Bond Index Fund (a)	363,535	4,191,561
VIP High Income Portfolio Investor Class (a)	375,474	1,685,877
VIP Investment Grade Bond II Portfolio Investor Class (a)	3,114,507	30,397,591
TOTAL BOND FUNDS
(Cost $56,131,222)		54,021,136

Short-Term Funds - 6.6%
VIP Government Money Market Portfolio Investor Class 1.16% (a)(b)
(Cost $6,787,862)	6,787,862	6,787,862
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $97,175,525)		102,441,764
NET OTHER ASSETS (LIABILITIES) - 0.0%		9
NET ASSETS - 100%		$102,441,773

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$14,266,178	$3,558,162	$1,973,215	$--	$(45,508)	$(1,334,398)	$14,471,219
Fidelity International Bond Index Fund	2,242,399	1,589,152	292,933	5,232	(10,157)	(253,573)	3,274,888
Fidelity Long-Term Treasury Bond Index Fund	3,670,662	1,988,313	622,844	40,753	(51,046)	(793,524)	4,191,561
VIP Contrafund Portfolio Investor Class	4,193,199	850,847	663,702	38,992	(73,441)	(1,121,579)	3,185,324
VIP Emerging Markets Portfolio Investor Class	11,397,214	2,146,380	1,816,240	--	(144,919)	(2,143,291)	9,439,144
VIP Equity-Income Portfolio Investor Class	4,435,103	474,360	1,204,234	5,614	48,576	(477,311)	3,276,494
VIP Government Money Market Portfolio Investor Class 1.16%	11,326,341	1,244,509	5,782,988	9,288	--	--	6,787,862
VIP Growth & Income Portfolio Investor Class	5,048,660	687,522	1,323,221	9,665	356,291	(884,033)	3,885,219
VIP Growth Portfolio Investor Class	4,288,659	1,758,610	790,809	199,278	(89,117)	(1,155,277)	4,012,066
VIP High Income Portfolio Investor Class	2,461,281	143,649	622,809	946	(78,932)	(217,312)	1,685,877
VIP Investment Grade Bond Portfolio II Investor Class	--	32,902,949	1,732,144	--	(30,386)	(742,828)	30,397,591
VIP Investment Grade Bond Portfolio Investor Class	37,978,737	4,512,776	37,589,698	1,768,145	(3,410,849)	(1,490,966)	--
VIP Mid Cap Portfolio Investor Class	1,230,304	218,507	223,523	28,199	(21,068)	(257,399)	946,821
VIP Overseas Portfolio Investor Class	15,941,530	3,873,509	1,524,018	122,867	(133,617)	(4,832,565)	13,324,839
VIP Value Portfolio Investor Class	3,249,932	352,049	932,315	42,028	96,223	(371,930)	2,393,959
VIP Value Strategies Portfolio Investor Class	1,592,991	144,930	389,399	13,544	62,805	(242,427)	1,168,900
	$123,323,190	$56,446,224	$57,484,092	$2,284,551	$(3,525,145)	$(16,318,413)	$102,441,764

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$18,868,783	$18,868,783	$--	$--
International Equity Funds	22,763,983	22,763,983	--	--
Bond Funds	54,021,136	54,021,136	--	--
Short-Term Funds	6,787,862	6,787,862	--	--
Total Investments in Securities:	$102,441,764	$102,441,764	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2015 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $97,175,525)	$102,441,764
Total Investment in Securities (cost $97,175,525)		$102,441,764
Cash		9
Receivable for investments sold		715,864
Receivable for fund shares sold		820,366
Total assets		103,978,003
Liabilities
Payable for investments purchased	$1,536,180
Payable for fund shares redeemed	50
Total liabilities		1,536,230
Net Assets		$102,441,773
Net Assets consist of:
Paid in capital		$98,841,739
Total accumulated earnings (loss)		3,600,034
Net Assets		$102,441,773
Net Asset Value, offering price and redemption price per share ($102,441,773 ÷ 9,105,575 shares)		$11.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$70,318
Expenses
Independent trustees' fees and expenses	$176
Total expenses		176
Net investment income (loss)		70,142
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(3,525,145)
Capital gain distributions from underlying funds:
Affiliated issuers	2,214,233
Total net realized gain (loss)		(1,310,912)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(16,318,413)
Total change in net unrealized appreciation (depreciation)		(16,318,413)
Net gain (loss)		(17,629,325)
Net increase (decrease) in net assets resulting from operations		$(17,559,183)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,142	$2,179,585
Net realized gain (loss)	(1,310,912)	7,957,271
Change in net unrealized appreciation (depreciation)	(16,318,413)	(1,180,555)
Net increase (decrease) in net assets resulting from operations	(17,559,183)	8,956,301
Distributions to shareholders	(7,563,866)	(6,255,287)
Share transactions
Proceeds from sales of shares	5,624,233	15,831,819
Reinvestment of distributions	7,563,866	6,255,287
Cost of shares redeemed	(8,946,475)	(15,690,743)
Net increase (decrease) in net assets resulting from share transactions	4,241,624	6,396,363
Total increase (decrease) in net assets	(20,881,425)	9,097,377
Net Assets
Beginning of period	123,323,198	114,225,821
End of period	$102,441,773	$123,323,198
Other Information
Shares
Sold	437,594	1,141,280
Issued in reinvestment of distributions	599,355	454,618
Redeemed	(725,015)	(1,120,747)
Net increase (decrease)	311,934	475,151

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2015 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.02	$13.73	$12.86	$11.59	$12.72	$11.48
Income from Investment Operations
Net investment income (loss)A,B	.01	.25	.16	.25	.19	.19
Net realized and unrealized gain (loss)	(1.93)	.78	1.53	1.80	(.82)	1.51
Total from investment operations	(1.92)	1.03	1.69	2.05	(.63)	1.70
Distributions from net investment income	(.10)	(.15)	(.17)	(.26)	(.19)	(.19)
Distributions from net realized gain	(.75)	(.59)	(.66)	(.52)	(.31)	(.27)
Total distributions	(.85)	(.74)	(.82)C	(.78)	(.50)	(.46)
Net asset value, end of period	$11.25	$14.02	$13.73	$12.86	$11.59	$12.72
Total ReturnD,E,F	(14.33)%	7.64%	13.70%	18.24%	(5.02)%	14.99%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.12%J	1.78%	1.28%	2.05%	1.53%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$102,442	$123,323	$114,226	$107,298	$96,781	$110,704
Portfolio turnover rateK	99%J	31%	42%	30%	33%	23%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Investor Class	26.7
VIP Overseas Portfolio Investor Class	15.6
Fidelity Inflation-Protected Bond Index Fund	13.0
VIP Emerging Markets Portfolio Investor Class	10.3
VIP Growth Portfolio Investor Class	5.1
VIP Growth & Income Portfolio Investor Class	4.9
VIP Equity-Income Portfolio Investor Class	4.2
Fidelity Long-Term Treasury Bond Index Fund	4.1
VIP Contrafund Portfolio Investor Class	4.1
Fidelity International Bond Index Fund	3.5
91.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	24.0%
International Equity Funds	25.9%
Bond Funds	49.0%
Short-Term Funds	1.1%

VIP Investor Freedom 2020 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 24.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	207,227	$8,061,119
VIP Equity-Income Portfolio Investor Class (a)	358,125	8,290,603
VIP Growth & Income Portfolio Investor Class (a)	429,385	9,832,913
VIP Growth Portfolio Investor Class (a)	137,447	10,160,076
VIP Mid Cap Portfolio Investor Class (a)	76,221	2,396,382
VIP Value Portfolio Investor Class (a)	369,312	6,056,712
VIP Value Strategies Portfolio Investor Class (a)	209,294	2,957,320
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,756,678)		47,755,125

International Equity Funds - 25.9%
VIP Emerging Markets Portfolio Investor Class (a)	2,055,347	20,553,470
VIP Overseas Portfolio Investor Class (a)	1,502,434	31,160,487
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,166,394)		51,713,957

Bond Funds - 49.0%
Fidelity Inflation-Protected Bond Index Fund (a)	2,563,792	26,022,490
Fidelity International Bond Index Fund (a)	761,059	6,925,638
Fidelity Long-Term Treasury Bond Index Fund (a)	717,256	8,269,961
VIP High Income Portfolio Investor Class (a)	731,595	3,284,860
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,452,588	53,217,260
TOTAL BOND FUNDS
(Cost $101,599,513)		97,720,209

Short-Term Funds - 1.1%
VIP Government Money Market Portfolio Investor Class 1.16% (a)(b)
(Cost $2,261,079)	2,261,079	2,261,079
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $185,783,664)		199,450,370
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,417
NET ASSETS - 100%		$199,453,787

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$26,202,138	$6,285,511	$3,965,521	$--	$(114,067)	$(2,385,571)	$26,022,490
Fidelity International Bond Index Fund	4,936,522	3,239,390	684,750	11,222	(31,258)	(534,266)	6,925,638
Fidelity Long-Term Treasury Bond Index Fund	7,553,797	3,773,466	1,358,153	81,743	(115,729)	(1,583,420)	8,269,961
VIP Contrafund Portfolio Investor Class	11,002,491	1,696,922	1,554,142	100,073	(171,516)	(2,912,636)	8,061,119
VIP Emerging Markets Portfolio Investor Class	25,993,607	3,223,917	3,560,409	--	(370,494)	(4,733,151)	20,553,470
VIP Equity-Income Portfolio Investor Class	11,636,954	675,097	2,917,478	14,397	155,875	(1,259,845)	8,290,603
VIP Government Money Market Portfolio Investor Class 1.16%	11,023,062	1,731,051	10,493,034	4,607	--	--	2,261,079
VIP Growth & Income Portfolio Investor Class	13,247,011	1,117,105	3,178,194	24,788	939,865	(2,292,874)	9,832,913
VIP Growth Portfolio Investor Class	11,252,966	4,041,238	1,921,713	511,446	(201,720)	(3,010,695)	10,160,076
VIP High Income Portfolio Investor Class	5,031,393	109,971	1,266,893	1,887	(147,531)	(442,080)	3,284,860
VIP Investment Grade Bond Portfolio II Investor Class	--	57,965,495	3,381,000	--	(66,004)	(1,301,231)	53,217,260
VIP Investment Grade Bond Portfolio Investor Class	68,956,166	6,951,758	67,200,115	3,139,141	(6,376,527)	(2,331,282)	--
VIP Mid Cap Portfolio Investor Class	3,228,085	419,728	532,433	72,235	(55,998)	(663,000)	2,396,382
VIP Overseas Portfolio Investor Class	39,251,483	7,199,521	3,363,837	295,417	(223,602)	(11,703,078)	31,160,487
VIP Value Portfolio Investor Class	8,527,339	567,266	2,325,668	107,766	263,824	(976,049)	6,056,712
VIP Value Strategies Portfolio Investor Class	4,179,703	184,996	942,166	34,708	183,909	(649,122)	2,957,320
	$252,022,717	$99,182,432	$108,645,506	$4,399,430	$(6,330,973)	$(36,778,300)	$199,450,370

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$47,755,125	$47,755,125	$--	$--
International Equity Funds	51,713,957	51,713,957	--	--
Bond Funds	97,720,209	97,720,209	--	--
Short-Term Funds	2,261,079	2,261,079	--	--
Total Investments in Securities:	$199,450,370	$199,450,370	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2020 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $185,783,664)	$199,450,370
Total Investment in Securities (cost $185,783,664)		$199,450,370
Cash		3,422
Receivable for investments sold		2,377,977
Total assets		201,831,769
Liabilities
Payable for investments purchased	$2,349,578
Payable for fund shares redeemed	28,404
Total liabilities		2,377,982
Net Assets		$199,453,787
Net Assets consist of:
Paid in capital		$188,795,558
Total accumulated earnings (loss)		10,658,229
Net Assets		$199,453,787
Net Asset Value, offering price and redemption price per share ($199,453,787 ÷ 17,285,417 shares)		$11.54

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$135,641
Expenses
Independent trustees' fees and expenses	$351
Total expenses before reductions	351
Expense reductions	(2)
Total expenses after reductions		349
Net investment income (loss)		135,292
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(6,330,973)
Capital gain distributions from underlying funds:
Affiliated issuers	4,263,789
Total net realized gain (loss)		(2,067,184)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(36,778,300)
Total change in net unrealized appreciation (depreciation)		(36,778,300)
Net gain (loss)		(38,845,484)
Net increase (decrease) in net assets resulting from operations		$(38,710,192)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,292	$4,355,079
Net realized gain (loss)	(2,067,184)	19,238,173
Change in net unrealized appreciation (depreciation)	(36,778,300)	(1,550,419)
Net increase (decrease) in net assets resulting from operations	(38,710,192)	22,042,833
Distributions to shareholders	(18,039,405)	(14,019,021)
Share transactions
Proceeds from sales of shares	3,006,992	25,862,525
Reinvestment of distributions	18,039,405	14,019,021
Cost of shares redeemed	(16,869,152)	(32,540,843)
Net increase (decrease) in net assets resulting from share transactions	4,177,245	7,340,703
Total increase (decrease) in net assets	(52,572,352)	15,364,515
Net Assets
Beginning of period	252,026,139	236,661,624
End of period	$199,453,787	$252,026,139
Other Information
Shares
Sold	233,803	1,765,199
Issued in reinvestment of distributions	1,376,003	970,259
Redeemed	(1,324,385)	(2,211,064)
Net increase (decrease)	285,421	524,394

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2020 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.83	$14.36	$13.29	$11.73	$12.94	$11.51
Income from Investment Operations
Net investment income (loss)A,B	.01	.26	.16	.26	.18	.19
Net realized and unrealized gain (loss)	(2.23)	1.07	1.75	2.04	(.94)	1.69
Total from investment operations	(2.22)	1.33	1.91	2.30	(.76)	1.88
Distributions from net investment income	(.11)	(.16)	(.17)	(.26)	(.19)	(.18)
Distributions from net realized gain	(.97)	(.71)	(.67)	(.48)	(.26)	(.27)
Total distributions	(1.07)C	(.86)C	(.84)	(.74)	(.45)	(.45)
Net asset value, end of period	$11.54	$14.83	$14.36	$13.29	$11.73	$12.94
Total ReturnD,E,F	(15.82)%	9.54%	14.95%	20.11%	(5.94)%	16.55%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.12%J	1.78%	1.25%	2.05%	1.46%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$199,454	$252,026	$236,662	$229,641	$196,527	$222,819
Portfolio turnover rateK	88%J	32%	42%	32%	33%	21%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Investor Class	22.4
VIP Overseas Portfolio Investor Class	17.6
VIP Emerging Markets Portfolio Investor Class	11.1
Fidelity Inflation-Protected Bond Index Fund	10.3
VIP Growth Portfolio Investor Class	6.0
VIP Growth & Income Portfolio Investor Class	5.8
Fidelity Long-Term Treasury Bond Index Fund	5.6
VIP Equity-Income Portfolio Investor Class	4.9
VIP Contrafund Portfolio Investor Class	4.7
VIP Value Portfolio Investor Class	3.5
91.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.0%
International Equity Funds	28.7%
Bond Funds	43.3%

VIP Investor Freedom 2025 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	305,972	$11,902,311
VIP Equity-Income Portfolio Investor Class (a)	528,789	12,241,471
VIP Growth & Income Portfolio Investor Class (a)	633,994	14,518,459
VIP Growth Portfolio Investor Class (a)	202,979	15,004,209
VIP Mid Cap Portfolio Investor Class (a)	112,544	3,538,383
VIP Value Portfolio Investor Class (a)	545,320	8,943,252
VIP Value Strategies Portfolio Investor Class (a)	309,034	4,366,643
TOTAL DOMESTIC EQUITY FUNDS
(Cost $49,370,740)		70,514,728

International Equity Funds - 28.7%
VIP Emerging Markets Portfolio Investor Class (a)	2,798,081	27,980,806
VIP Overseas Portfolio Investor Class (a)	2,126,658	44,106,882
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $69,268,489)		72,087,688

Bond Funds - 43.3%
Fidelity Inflation-Protected Bond Index Fund (a)	2,562,167	26,005,990
Fidelity International Bond Index Fund (a)	904,297	8,229,102
Fidelity Long-Term Treasury Bond Index Fund (a)	1,221,279	14,081,342
VIP High Income Portfolio Investor Class (a)	922,872	4,143,694
VIP Investment Grade Bond II Portfolio - Investor Class (a)	5,782,054	56,432,854
TOTAL BOND FUNDS
(Cost $113,741,959)		108,892,982

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 1.58% (b)
(Cost $920)	920	920
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $232,382,108)		251,496,318
NET OTHER ASSETS (LIABILITIES) - 0.0%		7
NET ASSETS - 100%		$251,496,325

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$920	$--	$--	$2	$--	$--	$920	0.0%
Total	$920	$--	$--	$2	$--	$--	$920

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$26,843,815	$5,804,367	$4,127,544	$--	$(133,178)	$(2,381,470)	$26,005,990
Fidelity International Bond Index Fund	5,777,688	3,968,488	848,029	13,240	(42,360)	(626,685)	8,229,102
Fidelity Long-Term Treasury Bond Index Fund	10,897,157	7,948,496	2,153,632	127,591	(238,250)	(2,372,429)	14,081,342
VIP Contrafund Portfolio Investor Class	16,033,985	2,315,036	1,927,745	146,081	(207,418)	(4,311,547)	11,902,311
VIP Emerging Markets Portfolio Investor Class	35,167,151	4,790,122	5,040,410	--	(441,597)	(6,494,460)	27,980,806
VIP Equity-Income Portfolio Investor Class	16,958,316	783,747	3,878,654	21,021	214,189	(1,836,127)	12,241,471
VIP Government Money Market Portfolio Investor Class 1.16%	6,503,015	1,966,489	8,469,504	985	--	--	--
VIP Growth & Income Portfolio Investor Class	19,304,664	1,506,145	4,297,556	36,217	986,983	(2,981,777)	14,518,459
VIP Growth Portfolio Investor Class	16,399,058	5,771,548	2,470,862	746,588	(248,089)	(4,447,446)	15,004,209
VIP High Income Portfolio Investor Class	6,341,734	140,864	1,593,292	2,378	(153,291)	(592,321)	4,143,694
VIP Investment Grade Bond Portfolio II Investor Class	--	66,252,689	8,338,723	--	(103,909)	(1,377,203)	56,432,854
VIP Investment Grade Bond Portfolio Investor Class	78,743,562	8,408,341	77,203,956	3,583,243	(8,601,505)	(1,346,442)	--
VIP Mid Cap Portfolio Investor Class	4,704,229	569,681	679,966	105,511	(68,227)	(987,334)	3,538,383
VIP Overseas Portfolio Investor Class	55,403,226	10,108,613	4,539,020	417,669	(339,786)	(16,526,151)	44,106,882
VIP Value Portfolio Investor Class	12,426,669	715,702	3,149,402	157,448	342,878	(1,392,595)	8,943,252
VIP Value Strategies Portfolio Investor Class	6,090,934	233,062	1,271,844	50,702	232,087	(917,596)	4,366,643
	$317,595,203	$121,283,390	$129,990,139	$5,408,674	$(8,801,473)	$(48,591,583)	$251,495,398

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$70,514,728	$70,514,728	$--	$--
International Equity Funds	72,087,688	72,087,688	--	--
Bond Funds	108,892,982	108,892,982	--	--
Short-Term Funds	920	920	--	--
Total Investments in Securities:	$251,496,318	$251,496,318	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2025 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $920)	$920
Other affiliated issuers (cost $232,381,188)	251,495,398
Total Investment in Securities (cost $232,382,108)		$251,496,318
Cash		2
Receivable for investments sold		3,174,687
Distributions receivable from Fidelity Central Funds		1
Total assets		254,671,008
Liabilities
Payable for investments purchased	$3,159,988
Payable for fund shares redeemed	14,695
Total liabilities		3,174,683
Net Assets		$251,496,325
Net Assets consist of:
Paid in capital		$237,032,220
Total accumulated earnings (loss)		14,464,105
Net Assets		$251,496,325
Net Asset Value, offering price and redemption price per share ($251,496,325 ÷ 19,656,526 shares)		$12.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$197,013
Income from Fidelity Central Funds		2
Total income		197,015
Expenses
Independent trustees' fees and expenses	$443
Total expenses		443
Net investment income (loss)		196,572
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(8,801,473)
Capital gain distributions from underlying funds:
Affiliated issuers	5,211,661
Total net realized gain (loss)		(3,589,812)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(48,591,583)
Total change in net unrealized appreciation (depreciation)		(48,591,583)
Net gain (loss)		(52,181,395)
Net increase (decrease) in net assets resulting from operations		$(51,984,823)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$196,572	$5,360,289
Net realized gain (loss)	(3,589,812)	23,687,024
Change in net unrealized appreciation (depreciation)	(48,591,583)	1,939,262
Net increase (decrease) in net assets resulting from operations	(51,984,823)	30,986,575
Distributions to shareholders	(21,493,952)	(15,755,683)
Share transactions
Proceeds from sales of shares	5,135,818	35,734,708
Reinvestment of distributions	21,493,952	15,755,683
Cost of shares redeemed	(19,250,793)	(34,663,906)
Net increase (decrease) in net assets resulting from share transactions	7,378,977	16,826,485
Total increase (decrease) in net assets	(66,099,798)	32,057,377
Net Assets
Beginning of period	317,596,123	285,538,746
End of period	$251,496,325	$317,596,123
Other Information
Shares
Sold	353,299	2,187,772
Issued in reinvestment of distributions	1,466,163	978,638
Redeemed	(1,351,992)	(2,116,175)
Net increase (decrease)	467,470	1,050,235

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2025 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.55	$15.74	$14.38	$12.45	$13.78	$12.15
Income from Investment Operations
Net investment income (loss)A,B	.01	.28	.18	.28	.20	.20
Net realized and unrealized gain (loss)	(2.64)	1.38	2.02	2.37	(1.09)	1.94
Total from investment operations	(2.63)	1.66	2.20	2.65	(.89)	2.14
Distributions from net investment income	(.11)	(.18)	(.18)	(.28)	(.19)	(.19)
Distributions from net realized gain	(1.02)	(.67)	(.66)	(.44)	(.25)	(.32)
Total distributions	(1.13)	(.85)	(.84)	(.72)	(.44)	(.51)
Net asset value, end of period	$12.79	$16.55	$15.74	$14.38	$12.45	$13.78
Total ReturnC,D,E	(16.77)%	10.78%	15.88%	21.73%	(6.56)%	17.82%
Ratios to Average Net AssetsB,F,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %H,I	- %H	- %H	- %H	- %H	-%
Expenses net of all reductions	- %H,I	- %H	- %H	- %H	- %H	-%
Net investment income (loss)	.14%I	1.74%	1.26%	2.03%	1.44%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$251,496	$317,596	$285,539	$248,822	$203,463	$216,200
Portfolio turnover rateJ	85%I	30%	43%	29%	30%	17%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Investment Grade Bond II Portfolio Investor Class	19.6
VIP Overseas Portfolio Investor Class	19.4
VIP Emerging Markets Portfolio Investor Class	11.9
VIP Growth Portfolio Investor Class	6.8
Fidelity Inflation-Protected Bond Index Fund	6.7
VIP Growth & Income Portfolio Investor Class	6.6
Fidelity Long-Term Treasury Bond Index Fund	6.0
VIP Equity-Income Portfolio Investor Class	5.5
VIP Contrafund Portfolio Investor Class	5.4
VIP Value Portfolio Investor Class	4.1
92.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.0%
International Equity Funds	31.3%
Bond Funds	36.7%

VIP Investor Freedom 2030 Portfolio℠

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	471,753	$18,351,192
VIP Equity-Income Portfolio Investor Class (a)	815,333	18,874,948
VIP Growth & Income Portfolio Investor Class (a)	977,507	22,384,919
VIP Growth Portfolio Investor Class (a)	312,964	23,134,312
VIP Mid Cap Portfolio Investor Class (a)	173,529	5,455,756
VIP Value Portfolio Investor Class (a)	840,813	13,789,338
VIP Value Strategies Portfolio Investor Class (a)	476,480	6,732,669
TOTAL DOMESTIC EQUITY FUNDS
(Cost $85,866,315)		108,723,134

International Equity Funds - 31.3%
VIP Emerging Markets Portfolio Investor Class (a)	4,049,898	40,498,977
VIP Overseas Portfolio Investor Class (a)	3,180,527	65,964,138
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $109,398,177)		106,463,115

Bond Funds - 36.7%
Fidelity Inflation-Protected Bond Index Fund (a)	2,228,335	22,617,603
Fidelity International Bond Index Fund (a)	1,030,958	9,381,713
Fidelity Long-Term Treasury Bond Index Fund (a)	1,778,143	20,501,984
VIP High Income Portfolio Investor Class (a)	1,248,750	5,606,890
VIP Investment Grade Bond II Portfolio Investor Class (a)	6,844,560	66,802,909
TOTAL BOND FUNDS
(Cost $131,213,950)		124,911,099
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $326,478,442)		340,097,348
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$340,097,353

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$25,849,797	$3,279,345	$4,269,657	$--	$(116,582)	$(2,125,300)	$22,617,603
Fidelity International Bond Index Fund	6,517,350	4,477,612	858,920	14,937	(49,643)	(704,686)	9,381,713
Fidelity Long-Term Treasury Bond Index Fund	15,126,984	11,927,519	2,818,605	183,592	(295,839)	(3,438,075)	20,501,984
VIP Contrafund Portfolio Investor Class	23,812,976	3,708,980	2,313,065	219,049	(250,144)	(6,607,555)	18,351,192
VIP Emerging Markets Portfolio Investor Class	49,170,341	7,575,825	6,359,493	--	(809,589)	(9,078,107)	40,498,977
VIP Equity-Income Portfolio Investor Class	25,185,139	1,475,152	5,303,297	31,378	(29,478)	(2,452,568)	18,874,948
VIP Government Money Market Portfolio Investor Class 1.16%	1,742,167	2,500,019	4,242,186	524	--	--	--
VIP Growth & Income Portfolio Investor Class	28,670,546	2,432,755	5,642,384	54,080	523,652	(3,599,650)	22,384,919
VIP Growth Portfolio Investor Class	24,355,101	9,043,539	3,150,159	1,119,483	(308,925)	(6,805,244)	23,134,312
VIP High Income Portfolio Investor Class	8,292,788	414,310	2,107,746	3,125	(172,392)	(820,070)	5,606,890
VIP Investment Grade Bond Portfolio II Investor Class	--	79,670,025	11,123,383	--	(137,302)	(1,606,431)	66,802,909
VIP Investment Grade Bond Portfolio Investor Class	91,737,308	11,924,033	92,001,842	4,192,285	(11,186,432)	(473,067)	--
VIP Mid Cap Portfolio Investor Class	6,986,283	945,200	867,280	157,913	(101,043)	(1,507,404)	5,455,756
VIP Overseas Portfolio Investor Class	80,236,232	16,153,580	5,480,203	608,368	(576,581)	(24,368,890)	65,964,138
VIP Value Portfolio Investor Class	18,455,309	1,358,492	4,408,197	235,143	15,689	(1,631,955)	13,789,338
VIP Value Strategies Portfolio Investor Class	9,045,758	459,385	1,717,726	75,713	76,320	(1,131,068)	6,732,669
	$415,184,079	$157,345,771	$152,664,143	$6,895,590	$(13,418,289)	$(66,350,070)	$340,097,348

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Domestic Equity Funds	$108,723,134	$108,723,134	$--	$--
International Equity Funds	106,463,115	106,463,115	--	--
Bond Funds	124,911,099	124,911,099	--	--
Total Investments in Securities:	$340,097,348	$340,097,348	$--	$--

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom 2030 Portfolio℠

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $326,478,442)	$340,097,348
Total Investment in Securities (cost $326,478,442)		$340,097,348
Cash		2
Receivable for investments sold		4,139,080
Total assets		344,236,430
Liabilities
Payable for investments purchased	$3,949,635
Payable for fund shares redeemed	189,442
Total liabilities		4,139,077
Net Assets		$340,097,353
Net Assets consist of:
Paid in capital		$334,918,049
Total accumulated earnings (loss)		5,179,304
Net Assets		$340,097,353
Net Asset Value, offering price and redemption price per share ($340,097,353 ÷ 26,431,796 shares)		$12.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$281,378
Expenses
Independent trustees' fees and expenses	$584
Total expenses		584
Net investment income (loss)		280,794
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(13,418,289)
Capital gain distributions from underlying funds:
Affiliated issuers	6,614,212
Total net realized gain (loss)		(6,804,077)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(66,350,070)
Total change in net unrealized appreciation (depreciation)		(66,350,070)
Net gain (loss)		(73,154,147)
Net increase (decrease) in net assets resulting from operations		$(72,873,353)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$280,794	$6,466,492
Net realized gain (loss)	(6,804,077)	29,766,472
Change in net unrealized appreciation (depreciation)	(66,350,070)	6,440,787
Net increase (decrease) in net assets resulting from operations	(72,873,353)	42,673,751
Distributions to shareholders	(26,822,347)	(19,294,793)
Share transactions
Proceeds from sales of shares	15,957,454	63,710,754
Reinvestment of distributions	26,822,347	19,294,793
Cost of shares redeemed	(18,170,832)	(16,867,496)
Net increase (decrease) in net assets resulting from share transactions	24,608,969	66,138,051
Total increase (decrease) in net assets	(75,086,731)	89,517,009
Net Assets
Beginning of period	415,184,084	325,667,075
End of period	$340,097,353	$415,184,084
Other Information
Shares
Sold	1,094,414	3,899,731
Issued in reinvestment of distributions	1,806,219	1,190,368
Redeemed	(1,279,014)	(1,021,891)
Net increase (decrease)	1,621,619	4,068,208

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Investor Freedom 2030 Portfolio

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.73	$15.70	$14.26	$12.10	$13.61	$11.76
Income from Investment Operations
Net investment income (loss)A,B	.01	.28	.17	.27	.18	.19
Net realized and unrealized gain (loss)	(2.79)	1.60	2.14	2.62	(1.24)	2.23
Total from investment operations	(2.78)	1.88	2.31	2.89	(1.06)	2.42
Distributions from net investment income	(.09)	(.17)	(.17)	(.27)	(.18)	(.17)
Distributions from net realized gain	(.99)	(.68)	(.69)	(.46)	(.28)	(.39)
Total distributions	(1.08)	(.85)	(.87)C	(.73)	(.45)C	(.57)C
Net asset value, end of period	$12.87	$16.73	$15.70	$14.26	$12.10	$13.61
Total ReturnD,E,F	(17.49)%	12.25%	16.82%	24.42%	(7.87)%	20.92%
Ratios to Average Net AssetsB,G,H
Expenses before reductionsI	- %J	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any	- %I,J	- %I	- %I	- %I	- %I	-%
Expenses net of all reductions	- %I,J	- %I	- %I	- %I	- %I	-%
Net investment income (loss)	.15%J	1.71%	1.26%	2.03%	1.36%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$340,097	$415,184	$325,667	$276,764	$213,871	$214,597
Portfolio turnover rateK	80%J	23%	41%	29%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Investor Freedom Income Portfolio	$82,298,204	$3,361,754	$(2,919,743)	$442,011
VIP Investor Freedom 2005 Portfolio	25,170,547	1,246,642	(630,067)	616,575
VIP Investor Freedom 2010 Portfolio	66,175,801	3,947,623	(2,569,703)	1,377,920
VIP Investor Freedom 2015 Portfolio	97,716,287	8,550,998	(3,825,521)	4,725,477
VIP Investor Freedom 2020 Portfolio	186,910,132	20,323,947	(7,783,709)	12,540,238
VIP Investor Freedom 2025 Portfolio	233,542,598	28,544,395	(10,590,675)	17,953,720
VIP Investor Freedom 2030 Portfolio	329,073,730	31,541,702	(20,518,084)	11,023,618

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Investor Freedom Income Portfolio	46,777,401	53,547,975
VIP Investor Freedom 2005 Portfolio	14,671,713	15,507,390
VIP Investor Freedom 2010 Portfolio	36,462,270	42,106,769
VIP Investor Freedom 2015 Portfolio	56,446,224	57,484,092
VIP Investor Freedom 2020 Portfolio	99,182,432	108,645,506
VIP Investor Freedom 2025 Portfolio	121,283,390	129,990,139
VIP Investor Freedom 2030 Portfolio	157,345,771	152,664,143

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in VIP Investment Grade Bond Portfolio Investor Class, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of VIP Investment Grade Bond Portfolio II Investor Class which is an affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
VIP Investor Freedom Income Portfolio	32,004,007	(3,078,835)
VIP Investor Freedom 2005 Portfolio	9,833,586	(849,949)
VIP Investor Freedom 2010 Portfolio	23,637,688	(2,497,171)
VIP Investor Freedom 2015 Portfolio	32,728,190	(3,134,560)
VIP Investor Freedom 2020 Portfolio	57,664,743	(5,837,004)
VIP Investor Freedom 2025 Portfolio	65,850,286	(7,836,810)
VIP Investor Freedom 2030 Portfolio	78,406,222	(10,300,993)

6. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP Investor Freedom 2020 Portfolio	2

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Investor Freedom Income Portfolio	100%
VIP Investor Freedom 2005 Portfolio	100%
VIP Investor Freedom 2010 Portfolio	100%
VIP Investor Freedom 2015 Portfolio	100%
VIP Investor Freedom 2020 Portfolio	100%
VIP Investor Freedom 2025 Portfolio	100%
VIP Investor Freedom 2030 Portfolio	100%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio--A,B-	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period--C,D- January 1, 2022 to June 30, 2022
VIP Investor Freedom Income Portfolio	- %
Actual		$1,000.00	$890.10	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2005 Portfolio	- %
Actual		$1,000.00	$885.50	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2010 Portfolio	- %
Actual		$1,000.00	$871.00	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2015 Portfolio	- %
Actual		$1,000.00	$856.70	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2020 Portfolio	- %
Actual		$1,000.00	$841.80	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2025 Portfolio	- %
Actual		$1,000.00	$832.30	$-
Hypothetical-E		$1,000.00	$1,024.79	$-
VIP Investor Freedom 2030 Portfolio	- %
Actual		$1,000.00	$825.10	$-
Hypothetical-E		$1,000.00	$1,024.79	$-

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPIFF-SANN-0822
1.833440.116

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

FundsManager 20% Portfolio

FundsManager 50% Portfolio

FundsManager 60% Portfolio

FundsManager 70% Portfolio

FundsManager 85% Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
VIP FundsManager® 20% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 50% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 60% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 70% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
VIP FundsManager® 85% Portfolio
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

VIP FundsManager® 20% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
Fidelity Investments Money Market Government Portfolio Institutional Class 1.25%	22.4
VIP Investment Grade Bond II Portfolio - Investor Class	21.7
Fidelity Total Bond Fund	21.5
VIP Stock Selector All Cap Portfolio Investor Class	13.4
Fidelity Cash Central Fund 1.58%	4.6
Fidelity Floating Rate High Income Fund	3.3
Fidelity Emerging Markets Fund	1.6
Fidelity Inflation-Protected Bond Index Fund	1.5
Fidelity Long-Term Treasury Bond Index Fund	1.3
Fidelity Overseas Fund	1.2
92.5

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	17.3%
International Equity Funds	6.1%
Bond Funds	50.2%
Short-Term Funds	27.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)**	(0.7)%

 * Futures – (1.4)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 20% Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 23.4%
	Shares	Value
Fidelity Canada Fund (a)	13,325	$797,754
Fidelity Commodity Strategy Fund (a)	666,857	6,861,957
Fidelity Contrafund (a)	113,874	1,514,526
Fidelity Emerging Markets Discovery Fund (a)	399,095	5,375,815
Fidelity Emerging Markets Fund (a)	415,846	13,639,733
Fidelity Equity-Income Fund (a)	51,074	3,195,202
Fidelity Global Commodity Stock Fund (a)	564,541	9,817,367
Fidelity International Capital Appreciation Fund (a)	105,037	2,104,935
Fidelity International Discovery Fund (a)	71,128	2,764,036
Fidelity International Enhanced Index Fund (a)	314,359	2,854,381
Fidelity International Small Cap Fund (a)	45,073	1,184,061
Fidelity International Small Cap Opportunities Fund (a)	121,613	2,185,388
Fidelity International Value Fund (a)	217,040	1,727,637
Fidelity Large Cap Value Enhanced Index Fund (a)	64,894	920,198
Fidelity Low-Priced Stock Fund (a)	82,161	3,822,120
Fidelity Overseas Fund (a)	219,729	10,632,667
Fidelity Real Estate Investment Portfolio (a)	184,651	8,113,582
Fidelity U.S. Low Volatility Equity Fund (a)	634,548	6,358,170
Fidelity Value Discovery Fund (a)	45,632	1,579,783
VIP Stock Selector All Cap Portfolio Investor Class (a)	14,459,729	114,521,050
TOTAL EQUITY FUNDS
(Cost $222,835,713)		199,970,362

Fixed-Income Funds - 50.2%
Fidelity Floating Rate High Income Fund (a)	3,141,146	27,861,967
Fidelity High Income Fund (a)	854,213	6,210,129
Fidelity Inflation-Protected Bond Index Fund (a)	1,244,871	12,635,442
Fidelity Long-Term Treasury Bond Index Fund (a)	965,586	11,133,207
Fidelity New Markets Income Fund (a)	143,884	1,644,591
Fidelity Total Bond Fund (a)	19,007,921	184,186,753
VIP Investment Grade Bond II Portfolio - Investor Class (a)	19,002,852	185,467,833
TOTAL FIXED-INCOME FUNDS
(Cost $439,912,632)		429,139,922

Money Market Funds - 27.0%
Fidelity Cash Central Fund 1.58% (b)	38,930,011	38,937,797
Fidelity Investments Money Market Government Portfolio Institutional Class 1.25% (a)(c)	191,790,673	191,790,673
TOTAL MONEY MARKET FUNDS
(Cost $230,728,470)		230,728,470
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.66% to 1.7% 7/7/22 to 9/29/22 (d)
(Cost $617,828)	620,000	617,750
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $894,094,643)		860,456,504
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(5,813,460)
NET ASSETS - 100%		$854,643,044

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	95	Sept. 2022	$4,762,825	$2,685	$2,685
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	86	Sept. 2022	16,294,850	(87,187)	(87,187)
ICE E-mini MSCI EAFE Index Contracts (United States)	10	Sept. 2022	928,300	(5,391)	(5,391)
TOTAL SOLD					$(92,578)
TOTAL FUTURES CONTRACTS					$(89,893)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 2.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $38,893,263.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $617,750.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$225,746,149	$37,962,539	$224,770,891	$148,585	$--	$--	$38,937,797	0.1%
Total	$225,746,149	$37,962,539	$224,770,891	$148,585	$--	$--	$38,937,797

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Canada Fund	$--	$850,074	$13,976	$--	$(863)	$(37,481)	$797,754
Fidelity Commodity Strategy Fund	8,429,872	1,888,503	5,204,989	--	1,418,299	330,272	6,861,957
Fidelity Contrafund	2,399,788	131,866	333,292	27,575	(61,218)	(622,618)	1,514,526
Fidelity Emerging Markets Discovery Fund	3,852,210	2,383,014	146,643	--	(20,347)	(692,419)	5,375,815
Fidelity Emerging Markets Fund	18,684,409	179,880	590,813	--	(136,616)	(4,497,127)	13,639,733
Fidelity Equity-Income Fund	4,154,910	267,823	802,220	14,977	(18,454)	(406,857)	3,195,202
Fidelity Floating Rate High Income Fund	32,167,333	1,394,935	3,747,859	520,527	(102,010)	(1,850,432)	27,861,967
Fidelity Global Commodity Stock Fund	10,555,648	527,087	2,094,658	--	246,888	582,402	9,817,367
Fidelity High Income Fund	7,652,550	364,004	569,323	155,737	(19,326)	(1,217,776)	6,210,129
Fidelity Inflation-Protected Bond Index Fund	26,532,651	492,547	12,897,969	--	1,016,461	(2,508,248)	12,635,442
Fidelity International Capital Appreciation Fund	3,305,032	70,762	319,656	--	(69,870)	(881,333)	2,104,935
Fidelity International Discovery Fund	4,168,918	92,977	418,308	--	(138,589)	(940,962)	2,764,036
Fidelity International Enhanced Index Fund	3,853,134	81,879	392,112	--	(56,216)	(632,304)	2,854,381
Fidelity International Small Cap Fund	1,609,428	37,469	172,891	--	(12,900)	(277,045)	1,184,061
Fidelity International Small Cap Opportunities Fund	3,167,545	48,576	--	--	--	(1,030,733)	2,185,388
Fidelity International Value Fund	2,218,390	48,576	233,952	--	(9,051)	(296,326)	1,727,637
Fidelity Investments Money Market Government Portfolio Institutional Class 1.25%	--	202,675,284	10,884,611	267,529	--	--	191,790,673
Fidelity Large Cap Value Enhanced Index Fund	1,299,784	123,526	370,258	--	(6,068)	(126,786)	920,198
Fidelity Long-Term Treasury Bond Index Fund	22,664,579	623,279	8,388,352	174,710	(1,509,629)	(2,256,670)	11,133,207
Fidelity Low-Priced Stock Fund	5,134,244	308,577	979,824	--	(43,088)	(597,789)	3,822,120
Fidelity New Markets Income Fund	2,143,622	108,869	189,774	39,446	(19,989)	(398,137)	1,644,591
Fidelity Overseas Fund	16,461,272	349,701	1,595,505	--	(343,081)	(4,239,720)	10,632,667
Fidelity Real Estate Investment Portfolio	13,819,513	289,057	3,727,158	--	394,170	(2,662,000)	8,113,582
Fidelity Total Bond Fund	--	185,273,193	269,447	238,341	(6,636)	(810,357)	184,186,753
Fidelity U.S. Bond Index Fund	404,221,641	35,122,039	396,675,274	3,425,799	(22,924,251)	(19,744,155)	--
Fidelity U.S. Low Volatility Equity Fund	7,708,147	460,823	577,879	248,815	(34,630)	(1,198,291)	6,358,170
Fidelity Value Discovery Fund	2,049,355	135,604	424,475	--	19,060	(199,761)	1,579,783
VIP Investment Grade Bond Portfolio II Investor Class	--	191,680,234	1,722,349	--	(47,185)	(4,442,867)	185,467,833
VIP Stock Selector All Cap Portfolio Investor Class	157,776,597	2,992,696	12,188,759	--	(1,649,043)	(32,410,441)	114,521,050
	$766,030,572	$629,002,854	$465,932,326	$5,113,456	$(24,134,182)	$(84,065,961)	$820,900,957

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$199,970,362	$199,970,362	$--	$--
Fixed-Income Funds	429,139,922	429,139,922	--	--
Money Market Funds	230,728,470	230,728,470	--	--
Other Short-Term Investments and Net Other Assets	617,750	--	617,750	--
Total Investments in Securities:	$860,456,504	$859,838,754	$617,750	$--
Derivative Instruments:
Assets
Futures Contracts	$2,685	$2,685	$--	$--
Total Assets	$2,685	$2,685	$--	$--
Liabilities
Futures Contracts	$(92,578)	$(92,578)	$--	$--
Total Liabilities	$(92,578)	$(92,578)	$--	$--
Total Derivative Instruments:	$(89,893)	$(89,893)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,685	$(92,578)
Total Equity Risk	2,685	(92,578)
Total Value of Derivatives	$2,685	$(92,578)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $617,828)	$617,750
Fidelity Central Funds (cost $38,937,797)	38,937,797
Other affiliated issuers (cost $854,539,018)	820,900,957
Total Investment in Securities (cost $894,094,643)		$860,456,504
Receivable for investments sold		22,452
Receivable for fund shares sold		879
Distributions receivable from Fidelity Central Funds		38,791
Receivable for daily variation margin on futures contracts		89,737
Total assets		860,608,363
Liabilities
Payable for investments purchased	$5,806,193
Payable for fund shares redeemed	85,691
Accrued management fee	71,930
Distribution and service plan fees payable	1,505
Total liabilities		5,965,319
Net Assets		$854,643,044
Net Assets consist of:
Paid in capital		$899,651,037
Total accumulated earnings (loss)		(45,007,993)
Net Assets		$854,643,044
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($55,429 ÷ 5,399 shares)		$10.27
Service Class 2:
Net Asset Value, offering price and redemption price per share ($11,925,565 ÷ 1,166,237 shares)		$10.23
Investor Class:
Net Asset Value, offering price and redemption price per share ($842,662,050 ÷ 82,136,914 shares)		$10.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,851,739
Interest		2,631
Income from Fidelity Central Funds		148,585
Total income		5,002,955
Expenses
Management fee	$1,087,623
Distribution and service plan fees	14,289
Independent trustees' fees and expenses	1,436
Total expenses before reductions	1,103,348
Expense reductions	(238,601)
Total expenses after reductions		864,747
Net investment income (loss)		4,138,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2)
Affiliated issuers	(24,134,182)
Futures contracts	8,919,707
Capital gain distributions from underlying funds:
Affiliated issuers	261,717
Total net realized gain (loss)		(14,952,760)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(133)
Affiliated issuers	(84,065,961)
Futures contracts	460,007
Total change in net unrealized appreciation (depreciation)		(83,606,087)
Net gain (loss)		(98,558,847)
Net increase (decrease) in net assets resulting from operations		$(94,420,639)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,138,208	$10,744,584
Net realized gain (loss)	(14,952,760)	64,198,197
Change in net unrealized appreciation (depreciation)	(83,606,087)	(40,433,333)
Net increase (decrease) in net assets resulting from operations	(94,420,639)	34,509,448
Distributions to shareholders	(65,297,388)	(12,303,562)
Share transactions - net increase (decrease)	17,965,188	39,709,707
Total increase (decrease) in net assets	(141,752,839)	61,915,593
Net Assets
Beginning of period	996,395,883	934,480,290
End of period	$854,643,044	$996,395,883

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 20% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$11.89	$11.19	$10.75	$11.63	$11.04
Income from Investment Operations
Net investment income (loss)A,B	.05	.14	.13	.22	.21	.16
Net realized and unrealized gain (loss)	(1.16)	.30	.77	.86	(.40)	.65
Total from investment operations	(1.11)	.44	.90	1.08	(.19)	.81
Distributions from net investment income	(.03)	(.13)	(.13)	(.21)	(.21)	(.15)
Distributions from net realized gain	(.77)	(.03)	(.07)	(.43)	(.48)	(.07)
Total distributions	(.80)	(.15)C	(.20)	(.64)	(.69)	(.22)
Net asset value, end of period	$10.27	$12.18	$11.89	$11.19	$10.75	$11.63
Total ReturnD,E,F	(9.61)%	3.74%	8.11%	10.39%	(1.67)%	7.33%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.33%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.18%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.90%I	1.12%	1.17%	2.01%	1.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$63	$61	$57	$55	$59
Portfolio turnover rateJ	119%I	45%K	32%K	33%	47%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.14	$11.86	$11.16	$10.72	$11.60	$11.01
Income from Investment Operations
Net investment income (loss)A,B	.04	.12	.12	.20	.19	.14
Net realized and unrealized gain (loss)	(1.15)	.30	.77	.87	(.40)	.65
Total from investment operations	(1.11)	.42	.89	1.07	(.21)	.79
Distributions from net investment income	(.03)	(.11)	(.11)	(.20)	(.19)	(.13)
Distributions from net realized gain	(.77)	(.03)	(.07)	(.43)	(.48)	(.07)
Total distributions	(.80)	(.14)	(.19)C	(.63)	(.67)	(.20)
Net asset value, end of period	$10.23	$12.14	$11.86	$11.16	$10.72	$11.60
Total ReturnD,E,F	(9.65)%	3.52%	7.97%	10.26%	(1.82)%	7.19%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.48%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.33%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.74%I	.97%	1.02%	1.86%	1.72%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$11,926	$10,257	$9,323	$8,978	$8,286	$8,188
Portfolio turnover rateJ	119%I	45%K	32%K	33%	47%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 20% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$11.89	$11.18	$10.74	$11.62	$11.04
Income from Investment Operations
Net investment income (loss)A,B	.05	.14	.13	.22	.21	.16
Net realized and unrealized gain (loss)	(1.16)	.29	.78	.86	(.40)	.64
Total from investment operations	(1.11)	.43	.91	1.08	(.19)	.80
Distributions from net investment income	(.03)	(.13)	(.13)	(.21)	(.21)	(.15)
Distributions from net realized gain	(.77)	(.03)	(.07)	(.43)	(.48)	(.07)
Total distributions	(.80)	(.15)C	(.20)	(.64)	(.69)	(.22)
Net asset value, end of period	$10.26	$12.17	$11.89	$11.18	$10.74	$11.62
Total ReturnD,E,F	(9.62)%	3.65%	8.21%	10.40%	(1.67)%	7.24%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.23%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.18%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.89%I	1.12%	1.17%	2.01%	1.87%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$842,662	$986,076	$925,096	$812,070	$719,784	$777,291
Portfolio turnover rateJ	119%I	45%K	32%K	33%	47%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Stock Selector All Cap Portfolio Investor Class	30.1
VIP Investment Grade Bond II Portfolio - Investor Class	15.8
Fidelity Total Bond Fund	15.8
Fidelity Overseas Fund	4.7
Fidelity Cash Central Fund 1.58%	4.5
Fidelity Emerging Markets Fund	3.7
Fidelity Floating Rate High Income Fund	3.6
Fidelity Inflation-Protected Bond Index Fund	2.1
Fidelity U.S. Low Volatility Equity Fund	2.0
Fidelity Long-Term Treasury Bond Index Fund	1.8
84.1

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	38.2%
International Equity Funds	17.4%
Bond Funds	40.1%
Short-Term Funds	6.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)**	(2.1)%

 * Futures – (2.7)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 50% Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 55.6%
	Shares	Value
Fidelity Canada Fund (a)	299,326	$17,920,641
Fidelity Commodity Strategy Fund (a)	3,869,379	39,815,915
Fidelity Contrafund (a)	1,269,564	16,885,198
Fidelity Emerging Markets Discovery Fund (a)	2,677,282	36,062,987
Fidelity Emerging Markets Fund (a)	5,464,790	179,245,128
Fidelity Equity-Income Fund (a)	892,275	55,820,750
Fidelity Global Commodity Stock Fund (a)	5,170,691	89,918,316
Fidelity International Capital Appreciation Fund (a)	2,241,040	44,910,435
Fidelity International Discovery Fund (a)	1,516,337	58,924,871
Fidelity International Enhanced Index Fund (a)	6,698,416	60,821,614
Fidelity International Small Cap Fund (a)	964,686	25,342,291
Fidelity International Small Cap Opportunities Fund (a)	1,895,305	34,058,637
Fidelity International Value Fund (a)	4,636,729	36,908,363
Fidelity Japan Smaller Companies Fund (a)	2,802,780	35,427,143
Fidelity Large Cap Value Enhanced Index Fund (a)	2,058,785	29,193,573
Fidelity Low-Priced Stock Fund (a)	1,647,583	76,645,551
Fidelity Overseas Fund (a)	4,693,260	227,106,859
Fidelity Real Estate Investment Portfolio (a)	1,109,063	48,732,220
Fidelity U.S. Low Volatility Equity Fund (a)	9,586,935	96,061,092
Fidelity Value Discovery Fund (a)	968,312	33,522,968
VIP Stock Selector All Cap Portfolio Investor Class (a)	185,229,973	1,467,021,386
TOTAL EQUITY FUNDS
(Cost $2,973,920,572)		2,710,345,938

Fixed-Income Funds - 40.1%
Fidelity Floating Rate High Income Fund (a)	19,888,330	176,409,486
Fidelity High Income Fund (a)	5,120,780	37,228,070
Fidelity Inflation-Protected Bond Index Fund (a)	9,873,180	100,212,774
Fidelity Long-Term Treasury Bond Index Fund (a)	7,801,084	89,946,501
Fidelity New Markets Income Fund (a)	986,965	11,281,004
Fidelity Total Bond Fund (a)	79,249,935	767,931,870
VIP Investment Grade Bond II Portfolio - Investor Class (a)	79,012,051	771,157,621
TOTAL FIXED-INCOME FUNDS
(Cost $2,018,629,439)		1,954,167,326

Money Market Funds - 6.3%
Fidelity Cash Central Fund 1.58% (b)	218,477,465	218,521,160
Fidelity Investments Money Market Government Portfolio Institutional Class 1.25% (a)(c)	87,921,097	87,921,097
TOTAL MONEY MARKET FUNDS
(Cost $306,442,257)		306,442,257
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.66% to 1.7% 7/7/22 to 9/29/22 (d)
(Cost $5,392,962)	5,410,000	5,393,288
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $5,304,385,230)		4,976,348,809
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(101,441,089)
NET ASSETS - 100%		$4,874,907,720

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	953	Sept. 2022	$47,778,655	$6,802	$6,802
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	892	Sept. 2022	169,011,700	(812,836)	(812,836)
ICE E-mini MSCI EAFE Index Contracts (United States)	130	Sept. 2022	12,067,900	(65,496)	(65,496)
TOTAL SOLD					$(878,332)
TOTAL FUTURES CONTRACTS					$(871,530)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

The notional amount of futures sold as a percentage of Net Assets is 3.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $268,569,995.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,393,288.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$240,620,688	$312,134,726	$334,234,254	$516,266	$--	$--	$218,521,160	0.4%
Total	$240,620,688	$312,134,726	$334,234,254	$516,266	$--	$--	$218,521,160

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Canada Fund	$--	$19,196,216	$376,199	$--	$(18,514)	$(880,862)	$17,920,641
Fidelity Commodity Strategy Fund	46,184,585	12,924,154	28,516,480	--	7,665,872	1,557,784	39,815,915
Fidelity Contrafund	26,928,546	578,264	3,090,684	303,000	(247,408)	(7,283,520)	16,885,198
Fidelity Emerging Markets Discovery Fund	28,162,801	13,596,261	634,699	--	(77,989)	(4,983,387)	36,062,987
Fidelity Emerging Markets Fund	85,564,823	120,999,590	2,582,656	--	(393,200)	(24,343,429)	179,245,128
Fidelity Equity-Income Fund	69,589,597	872,928	7,485,131	252,952	207,000	(7,363,644)	55,820,750
Fidelity Floating Rate High Income Fund	206,003,852	4,336,682	21,545,340	3,325,357	(643,950)	(11,741,758)	176,409,486
Fidelity Global Commodity Stock Fund	94,953,263	703,803	12,622,882	--	2,090,126	4,794,006	89,918,316
Fidelity High Income Fund	45,407,977	1,136,574	1,983,529	924,150	(37,011)	(7,295,941)	37,228,070
Fidelity Inflation-Protected Bond Index Fund	178,483,279	667,038	67,849,021	--	6,058,682	(17,147,204)	100,212,774
Fidelity International Capital Appreciation Fund	69,561,632	309,215	5,047,326	--	(937,050)	(18,976,036)	44,910,435
Fidelity International Discovery Fund	87,809,314	405,729	6,690,474	--	(2,260,763)	(20,338,935)	58,924,871
Fidelity International Enhanced Index Fund	81,199,208	359,917	6,310,430	--	(855,927)	(13,571,154)	60,821,614
Fidelity International Small Cap Fund	33,991,641	159,283	2,714,394	--	(100,656)	(5,993,583)	25,342,291
Fidelity International Small Cap Opportunities Fund	50,047,565	210,760	--	--	--	(16,199,688)	34,058,637
Fidelity International Value Fund	46,904,553	210,761	3,782,959	--	(68,180)	(6,355,812)	36,908,363
Fidelity Investments Money Market Government Portfolio Institutional Class 1.25%	--	91,538,868	3,617,771	124,140	--	--	87,921,097
Fidelity Japan Smaller Companies Fund	44,171,817	--	--	--	--	(8,744,674)	35,427,143
Fidelity Large Cap Value Enhanced Index Fund	36,543,576	301,212	3,720,788	--	(28,262)	(3,902,165)	29,193,573
Fidelity Long-Term Treasury Bond Index Fund	159,226,200	1,961,416	42,746,964	1,326,230	(8,371,750)	(20,122,401)	89,946,501
Fidelity Low-Priced Stock Fund	97,738,692	757,677	9,464,959	--	(185,392)	(12,200,467)	76,645,551
Fidelity New Markets Income Fund	14,413,594	336,993	661,176	266,184	(83,904)	(2,724,503)	11,281,004
Fidelity Overseas Fund	347,123,964	1,529,486	25,409,963	--	(4,827,384)	(91,309,244)	227,106,859
Fidelity Real Estate Investment Portfolio	81,569,943	306,748	19,778,573	--	2,601,696	(15,967,594)	48,732,220
Fidelity Total Bond Fund	--	772,749,756	1,449,021	990,084	(39,351)	(3,329,514)	767,931,870
Fidelity U.S. Bond Index Fund	1,620,378,871	164,104,162	1,612,896,908	13,826,421	(91,870,873)	(79,715,252)	--
Fidelity U.S. Low Volatility Equity Fund	115,189,015	4,305,166	5,019,028	3,773,698	(231,819)	(18,182,242)	96,061,092
Fidelity Value Discovery Fund	40,995,515	333,169	4,134,796	--	611,455	(4,282,375)	33,522,968
VIP Investment Grade Bond Portfolio II Investor Class	--	797,860,255	8,087,722	--	(167,975)	(18,446,937)	771,157,621
VIP Stock Selector All Cap Portfolio Investor Class	2,003,817,452	7,346,790	113,212,200	--	(14,572,519)	(416,358,137)	1,467,021,386
	$5,711,961,275	$2,020,098,873	$2,021,432,073	$25,112,216	$(106,785,046)	$(851,408,668)	$4,752,434,361

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$2,710,345,938	$2,710,345,938	$--	$--
Fixed-Income Funds	1,954,167,326	1,954,167,326	--	--
Money Market Funds	306,442,257	306,442,257	--	--
Other Short-Term Investments and Net Other Assets	5,393,288	--	5,393,288	--
Total Investments in Securities:	$4,976,348,809	$4,970,955,521	$5,393,288	$--
Derivative Instruments:
Assets
Futures Contracts	$6,802	$6,802	$--	$--
Total Assets	$6,802	$6,802	$--	$--
Liabilities
Futures Contracts	$(878,332)	$(878,332)	$--	$--
Total Liabilities	$(878,332)	$(878,332)	$--	$--
Total Derivative Instruments:	$(871,530)	$(871,530)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$6,802	$(878,332)
Total Equity Risk	6,802	(878,332)
Total Value of Derivatives	$6,802	$(878,332)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $5,392,962)	$5,393,288
Fidelity Central Funds (cost $218,521,160)	218,521,160
Other affiliated issuers (cost $5,080,471,108)	4,752,434,361
Total Investment in Securities (cost $5,304,385,230)		$4,976,348,809
Receivable for investments sold		1,514,229
Receivable for fund shares sold		15,547
Distributions receivable from Fidelity Central Funds		217,519
Receivable for daily variation margin on futures contracts		679,027
Total assets		4,978,775,131
Liabilities
Payable for investments purchased	$100,834,277
Payable for fund shares redeemed	2,606,796
Accrued management fee	416,582
Distribution and service plan fees payable	9,756
Total liabilities		103,867,411
Net Assets		$4,874,907,720
Net Assets consist of:
Paid in capital		$5,231,565,742
Total accumulated earnings (loss)		(356,658,022)
Net Assets		$4,874,907,720
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($49,613 ÷ 4,771 shares)		$10.40
Service Class 2:
Net Asset Value, offering price and redemption price per share ($75,435,886 ÷ 7,297,837 shares)		$10.34
Investor Class:
Net Asset Value, offering price and redemption price per share ($4,799,422,221 ÷ 461,796,743 shares)		$10.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,258,044
Interest		18,660
Income from Fidelity Central Funds		516,266
Total income		21,792,970
Expenses
Management fee	$6,354,050
Distribution and service plan fees	106,236
Independent trustees' fees and expenses	8,433
Total expenses before reductions	6,468,719
Expense reductions	(1,398,325)
Total expenses after reductions		5,070,394
Net investment income (loss)		16,722,576
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2
Affiliated issuers	(106,785,046)
Futures contracts	58,997,502
Capital gain distributions from underlying funds:
Affiliated issuers	3,854,172
Total net realized gain (loss)		(43,933,370)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	41
Affiliated issuers	(851,408,668)
Futures contracts	2,689,425
Total change in net unrealized appreciation (depreciation)		(848,719,202)
Net gain (loss)		(892,652,572)
Net increase (decrease) in net assets resulting from operations		$(875,929,996)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,722,576	$65,026,799
Net realized gain (loss)	(43,933,370)	895,910,930
Change in net unrealized appreciation (depreciation)	(848,719,202)	(396,365,735)
Net increase (decrease) in net assets resulting from operations	(875,929,996)	564,571,994
Distributions to shareholders	(897,373,115)	(167,003,158)
Share transactions - net increase (decrease)	666,244,348	(261,609,865)
Total increase (decrease) in net assets	(1,107,058,763)	135,958,971
Net Assets
Beginning of period	5,981,966,483	5,846,007,512
End of period	$4,874,907,720	$5,981,966,483

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 50% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.51	$13.57	$12.28	$11.68	$13.53	$12.03
Income from Investment Operations
Net investment income (loss)A,B	.04	.15	.14	.20	.19	.16
Net realized and unrealized gain (loss)	(1.96)	1.19	1.55	1.76	(.86)	1.58
Total from investment operations	(1.92)	1.34	1.69	1.96	(.67)	1.74
Distributions from net investment income	(.04)	(.16)	(.14)	(.20)	(.18)	(.15)
Distributions from net realized gain	(2.16)	(.24)	(.26)	(1.15)	(1.00)	(.08)
Total distributions	(2.19)C	(.40)	(.40)	(1.36)C	(1.18)	(.24)C
Net asset value, end of period	$10.40	$14.51	$13.57	$12.28	$11.68	$13.53
Total ReturnD,E,F	(14.91)%	10.01%	14.06%	17.89%	(5.28)%	14.45%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.34%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.18%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.62%I	1.10%	1.12%	1.68%	1.52%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$50	$69	$64	$58	$55	$64
Portfolio turnover rateJ	78%I	51%K	24%K	25%	80%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.45	$13.51	$12.23	$11.64	$13.48	$11.99
Income from Investment Operations
Net investment income (loss)A,B	.03	.13	.12	.18	.17	.14
Net realized and unrealized gain (loss)	(1.95)	1.18	1.55	1.75	(.85)	1.57
Total from investment operations	(1.92)	1.31	1.67	1.93	(.68)	1.71
Distributions from net investment income	(.04)	(.14)	(.13)	(.19)	(.16)	(.13)
Distributions from net realized gain	(2.16)	(.24)	(.26)	(1.15)	(1.00)	(.08)
Total distributions	(2.19)C	(.37)C	(.39)	(1.34)	(1.16)	(.22)C
Net asset value, end of period	$10.34	$14.45	$13.51	$12.23	$11.64	$13.48
Total ReturnD,E,F	(14.98)%	9.88%	13.89%	17.69%	(5.38)%	14.24%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.49%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.34%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.34%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.47%I	.95%	.97%	1.53%	1.37%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$75,436	$94,708	$114,211	$103,031	$90,234	$100,867
Portfolio turnover rateJ	78%I	51%K	24%K	25%	80%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 50% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.50	$13.56	$12.28	$11.68	$13.52	$12.02
Income from Investment Operations
Net investment income (loss)A,B	.04	.15	.14	.20	.19	.16
Net realized and unrealized gain (loss)	(1.96)	1.19	1.54	1.76	(.85)	1.58
Total from investment operations	(1.92)	1.34	1.68	1.96	(.66)	1.74
Distributions from net investment income	(.04)	(.16)	(.14)	(.20)	(.18)	(.15)
Distributions from net realized gain	(2.16)	(.24)	(.26)	(1.15)	(1.00)	(.08)
Total distributions	(2.19)C	(.40)	(.40)	(1.36)C	(1.18)	(.24)C
Net asset value, end of period	$10.39	$14.50	$13.56	$12.28	$11.68	$13.52
Total ReturnD,E,F	(14.94)%	10.02%	13.98%	17.89%	(5.20)%	14.46%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.23%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.18%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.62%I	1.10%	1.12%	1.68%	1.52%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$4,799,422	$5,887,190	$5,731,732	$5,630,795	$5,535,648	$6,623,127
Portfolio turnover rateJ	78%I	51%K	24%K	25%	80%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Stock Selector All Cap Portfolio Investor Class	30.6
VIP Investment Grade Bond II Portfolio - Investor Class	12.6
Fidelity Total Bond Fund	12.6
Fidelity Overseas Fund	6.3
Fidelity Emerging Markets Fund	4.6
Fidelity Floating Rate High Income Fund	3.6
Fidelity Low-Priced Stock Fund	2.5
Fidelity U.S. Low Volatility Equity Fund	2.4
Fidelity Long-Term Treasury Bond Index Fund	2.4
Fidelity Equity-Income Fund	2.4
80.0

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	42.7%
International Equity Funds	21.6%
Bond Funds	34.5%
Short-Term Funds	2.2%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)**	(1.1)%

 * Futures - (1.2)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 60% Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.3%
	Shares	Value
Fidelity Canada Fund (a)	492,473	$29,484,336
Fidelity Commodity Strategy Fund (a)	3,487,303	35,884,353
Fidelity Contrafund (a)	4,358,847	57,972,668
Fidelity Emerging Markets Discovery Fund (a)	2,627,326	35,390,078
Fidelity Emerging Markets Fund (a)	8,243,246	270,378,480
Fidelity Equity-Income Fund (a)	2,224,968	139,193,978
Fidelity Global Commodity Stock Fund (a)	7,017,214	122,029,358
Fidelity International Capital Appreciation Fund (a)	3,635,272	72,850,853
Fidelity International Discovery Fund (a)	2,511,511	97,597,322
Fidelity International Enhanced Index Fund (a)	10,468,162	95,050,912
Fidelity International Small Cap Fund (a)	1,643,606	43,177,517
Fidelity International Small Cap Opportunities Fund (a)	2,499,042	44,907,784
Fidelity International Value Fund (a)	7,458,127	59,366,690
Fidelity Japan Smaller Companies Fund (a)	2,910,367	36,787,035
Fidelity Large Cap Value Enhanced Index Fund (a)	4,117,516	58,386,374
Fidelity Low-Priced Stock Fund (a)	3,184,593	148,147,252
Fidelity Overseas Fund (a)	7,676,143	371,448,557
Fidelity Real Estate Investment Portfolio (a)	1,365,256	59,989,359
Fidelity U.S. Low Volatility Equity Fund (a)	14,148,166	141,764,628
Fidelity Value Discovery Fund (a)	2,036,409	70,500,475
VIP Stock Selector All Cap Portfolio Investor Class (a)	228,141,953	1,806,884,269
TOTAL EQUITY FUNDS
(Cost $4,112,305,711)		3,797,192,278

Fixed-Income Funds - 34.5%
Fidelity Floating Rate High Income Fund (a)	24,320,909	215,726,465
Fidelity High Income Fund (a)	6,302,703	45,820,649
Fidelity Inflation-Protected Bond Index Fund (a)	13,585,318	137,890,974
Fidelity Long-Term Treasury Bond Index Fund (a)	12,100,621	139,520,156
Fidelity New Markets Income Fund (a)	1,259,699	14,398,363
Fidelity Total Bond Fund (a)	76,666,233	742,895,797
VIP Investment Grade Bond II Portfolio - Investor Class (a)	76,370,363	745,374,745
TOTAL FIXED-INCOME FUNDS
(Cost $2,120,677,457)		2,041,627,149

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.58% (b)
(Cost $129,017,361)	128,991,563	129,017,361
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.81% to 1.7% 7/21/22 to 9/29/22 (c)
(Cost $4,034,210)	4,050,000	4,034,633
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $6,366,034,739)		5,971,871,421
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(63,765,683)
NET ASSETS - 100%		$5,908,105,738

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,500	Sept. 2022	$75,202,500	$2,284	$2,284
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	457	Sept. 2022	86,590,075	(426,846)	(426,846)
ICE E-mini MSCI EAFE Index Contracts (United States)	628	Sept. 2022	58,297,240	(318,373)	(318,373)
TOTAL SOLD					$(745,219)
TOTAL FUTURES CONTRACTS					$(742,935)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

The notional amount of futures sold as a percentage of Net Assets is 2.5%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $293,303,959.

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,034,633.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$36,080,874	$347,708,151	$254,771,664	$243,743	$--	$--	$129,017,361	0.2%
Total	$36,080,874	$347,708,151	$254,771,664	$243,743	$--	$--	$129,017,361

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Canada Fund	$--	$31,345,054	$386,233	$--	$(15,567)	$(1,458,918)	$29,484,336
Fidelity Commodity Strategy Fund	42,400,536	11,088,593	26,180,034	--	7,017,014	1,558,244	35,884,353
Fidelity Contrafund	89,376,965	2,125,254	7,734,276	1,023,400	(1,932,764)	(23,862,511)	57,972,668
Fidelity Emerging Markets Discovery Fund	23,860,340	16,611,484	569,305	--	(42,116)	(4,470,325)	35,390,078
Fidelity Emerging Markets Fund	104,537,123	199,976,907	2,328,787	--	(320,026)	(31,486,737)	270,378,480
Fidelity Equity-Income Fund	172,261,174	3,038,031	17,874,031	644,398	(561,813)	(17,669,383)	139,193,978
Fidelity Floating Rate High Income Fund	246,611,909	7,328,909	23,135,693	4,032,789	(654,284)	(14,424,376)	215,726,465
Fidelity Global Commodity Stock Fund	132,927,542	2,287,729	22,856,081	--	3,386,631	6,283,537	122,029,358
Fidelity High Income Fund	54,508,561	1,816,432	1,571,729	1,123,857	(38,346)	(8,894,269)	45,820,649
Fidelity Inflation-Protected Bond Index Fund	214,135,399	2,314,693	63,628,400	--	4,623,396	(19,554,114)	137,890,974
Fidelity International Capital Appreciation Fund	109,359,281	1,251,179	6,064,757	--	(1,139,051)	(30,555,799)	72,850,853
Fidelity International Discovery Fund	140,880,985	1,637,738	8,147,362	--	(2,505,569)	(34,268,470)	97,597,322
Fidelity International Enhanced Index Fund	123,444,638	1,455,232	7,576,929	--	(952,455)	(21,319,574)	95,050,912
Fidelity International Small Cap Fund	56,155,938	644,109	3,385,062	--	(226,091)	(10,011,377)	43,177,517
Fidelity International Small Cap Opportunities Fund	65,279,771	866,788	--	--	--	(21,238,775)	44,907,784
Fidelity International Value Fund	73,425,016	849,388	4,644,580	--	(106,012)	(10,157,122)	59,366,690
Fidelity Japan Smaller Companies Fund	45,867,380	--	--	--	--	(9,080,345)	36,787,035
Fidelity Large Cap Value Enhanced Index Fund	73,224,609	1,162,448	7,927,790	--	(271,318)	(7,801,575)	58,386,374
Fidelity Long-Term Treasury Bond Index Fund	225,253,707	4,529,879	47,972,064	1,973,609	(8,976,348)	(33,315,018)	139,520,156
Fidelity Low-Priced Stock Fund	189,869,467	2,929,907	20,091,563	--	(1,213,264)	(23,347,295)	148,147,252
Fidelity New Markets Income Fund	17,893,733	566,023	523,910	335,165	(21,642)	(3,515,841)	14,398,363
Fidelity Overseas Fund	550,550,664	6,179,586	30,811,991	--	(6,476,166)	(147,993,536)	371,448,557
Fidelity Real Estate Investment Portfolio	97,561,501	992,822	22,404,186	--	2,269,607	(18,430,385)	59,989,359
Fidelity Total Bond Fund	--	747,411,040	1,314,315	950,720	(38,035)	(3,162,893)	742,895,797
Fidelity U.S. Bond Index Fund	1,468,036,781	211,098,427	1,518,427,764	12,970,918	(69,222,323)	(91,485,121)	--
Fidelity U.S. Low Volatility Equity Fund	165,575,072	7,571,954	4,600,189	5,548,261	(177,198)	(26,605,011)	141,764,628
Fidelity Value Discovery Fund	86,361,718	1,288,830	9,232,455	--	816,072	(8,733,690)	70,500,475
VIP Investment Grade Bond Portfolio II Investor Class	--	769,331,125	6,169,951	--	(105,132)	(17,681,297)	745,374,745
VIP Stock Selector All Cap Portfolio Investor Class	2,558,075,715	28,156,541	226,646,214	--	(39,774,857)	(512,926,916)	1,806,884,269
	$7,127,435,525	$2,065,856,102	$2,092,205,651	$28,603,117	$(116,657,657)	$(1,145,608,892)	$5,838,819,427

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$3,797,192,278	$3,797,192,278	$--	$--
Fixed-Income Funds	2,041,627,149	2,041,627,149	--	--
Money Market Funds	129,017,361	129,017,361	--	--
Other Short-Term Investments and Net Other Assets	4,034,633	--	4,034,633	--
Total Investments in Securities:	$5,971,871,421	$5,967,836,788	$4,034,633	$--
Derivative Instruments:
Assets
Futures Contracts	$2,284	$2,284	$--	$--
Total Assets	$2,284	$2,284	$--	$--
Liabilities
Futures Contracts	$(745,219)	$(745,219)	$--	$--
Total Liabilities	$(745,219)	$(745,219)	$--	$--
Total Derivative Instruments:	$(742,935)	$(742,935)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,284	$(745,219)
Total Equity Risk	2,284	(745,219)
Total Value of Derivatives	$2,284	$(745,219)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,034,210)	$4,034,633
Fidelity Central Funds (cost $129,017,361)	129,017,361
Other affiliated issuers (cost $6,232,983,168)	5,838,819,427
Total Investment in Securities (cost $6,366,034,739)		$5,971,871,421
Receivable for investments sold		91,488,768
Receivable for fund shares sold		301,895
Distributions receivable from Fidelity Central Funds		124,973
Receivable for daily variation margin on futures contracts		495,295
Total assets		6,064,282,352
Liabilities
Payable for investments purchased	$153,831,760
Payable for fund shares redeemed	1,770,831
Accrued management fee	505,520
Distribution and service plan fees payable	68,503
Total liabilities		156,176,614
Net Assets		$5,908,105,738
Net Assets consist of:
Paid in capital		$6,335,924,010
Total accumulated earnings (loss)		(427,818,272)
Net Assets		$5,908,105,738
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($61,705,477 ÷ 7,101,050 shares)		$8.69
Service Class 2:
Net Asset Value, offering price and redemption price per share ($534,350,064 ÷ 61,770,718 shares)		$8.65
Investor Class:
Net Asset Value, offering price and redemption price per share ($5,312,050,197 ÷ 611,317,711 shares)		$8.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$22,358,626
Interest		18,040
Income from Fidelity Central Funds		243,743
Total income		22,620,409
Expenses
Management fee	$7,678,926
Distribution and service plan fees	765,336
Independent trustees' fees and expenses	10,171
Total expenses before reductions	8,454,433
Expense reductions	(1,963,373)
Total expenses after reductions		6,491,060
Net investment income (loss)		16,129,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5)
Affiliated issuers	(116,657,657)
Futures contracts	62,917,752
Capital gain distributions from underlying funds:
Affiliated issuers	6,244,491
Total net realized gain (loss)		(47,495,419)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	315
Affiliated issuers	(1,145,608,892)
Futures contracts	3,641,648
Total change in net unrealized appreciation (depreciation)		(1,141,966,929)
Net gain (loss)		(1,189,462,348)
Net increase (decrease) in net assets resulting from operations		$(1,173,332,999)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,129,349	$74,043,003
Net realized gain (loss)	(47,495,419)	1,114,429,649
Change in net unrealized appreciation (depreciation)	(1,141,966,929)	(388,552,934)
Net increase (decrease) in net assets resulting from operations	(1,173,332,999)	799,919,718
Distributions to shareholders	(1,107,792,753)	(190,170,063)
Share transactions - net increase (decrease)	997,151,126	(21,798,783)
Total increase (decrease) in net assets	(1,283,974,626)	587,950,872
Net Assets
Beginning of period	7,192,080,364	6,604,129,492
End of period	$5,908,105,738	$7,192,080,364

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 60% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$11.35	$10.20	$10.22	$12.50	$11.03
Income from Investment Operations
Net investment income (loss)A,B	.02	.13	.11	.16	.16	.13
Net realized and unrealized gain (loss)	(1.82)	1.25	1.40	1.71	(.87)	1.73
Total from investment operations	(1.80)	1.38	1.51	1.87	(.71)	1.86
Distributions from net investment income	(.03)	(.14)	(.11)	(.15)	(.14)	(.13)
Distributions from net realized gain	(1.88)	(.20)	(.25)	(1.74)	(1.42)	(.25)
Total distributions	(1.91)	(.33)C	(.36)	(1.89)	(1.57)C	(.39)C
Net asset value, end of period	$8.69	$12.40	$11.35	$10.20	$10.22	$12.50
Total ReturnD,E,F	(16.44)%	12.34%	15.12%	20.49%	(6.44)%	16.99%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.33%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.18%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.51%I	1.08%	1.06%	1.61%	1.40%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$61,705	$58,353	$28,621	$9,951	$50	$61
Portfolio turnover rateJ	64%I	54%K	22%K	33%	91%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.36	$11.31	$10.17	$10.20	$12.47	$11.01
Income from Investment Operations
Net investment income (loss)A,B	.02	.11	.09	.14	.14	.11
Net realized and unrealized gain (loss)	(1.82)	1.25	1.39	1.71	(.86)	1.72
Total from investment operations	(1.80)	1.36	1.48	1.85	(.72)	1.83
Distributions from net investment income	(.03)	(.12)	(.09)	(.14)	(.13)	(.12)
Distributions from net realized gain	(1.88)	(.20)	(.25)	(1.74)	(1.42)	(.25)
Total distributions	(1.91)	(.31)C	(.34)	(1.88)	(1.55)	(.37)
Net asset value, end of period	$8.65	$12.36	$11.31	$10.17	$10.20	$12.47
Total ReturnD,E,F	(16.50)%	12.21%	14.92%	20.25%	(6.51)%	16.76%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.49%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.33%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.36%I	.93%	.91%	1.46%	1.25%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$534,350	$640,658	$656,402	$594,140	$533,024	$585,346
Portfolio turnover rateJ	64%I	54%K	22%K	33%	91%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 60% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.40	$11.35	$10.20	$10.22	$12.50	$11.03
Income from Investment Operations
Net investment income (loss)A,B	.02	.13	.11	.16	.16	.13
Net realized and unrealized gain (loss)	(1.82)	1.25	1.40	1.71	(.87)	1.73
Total from investment operations	(1.80)	1.38	1.51	1.87	(.71)	1.86
Distributions from net investment income	(.03)	(.14)	(.11)	(.15)	(.14)	(.13)
Distributions from net realized gain	(1.88)	(.20)	(.25)	(1.74)	(1.42)	(.25)
Total distributions	(1.91)	(.33)C	(.36)	(1.89)	(1.57)C	(.39)C
Net asset value, end of period	$8.69	$12.40	$11.35	$10.20	$10.22	$12.50
Total ReturnD,E,F	(16.44)%	12.34%	15.12%	20.49%	(6.44)%	16.99%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.23%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.18%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.51%I	1.08%	1.06%	1.61%	1.40%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$5,312,050	$6,493,070	$5,919,107	$5,375,333	$4,777,580	$5,745,537
Portfolio turnover rateJ	64%I	54%K	22%K	33%	91%	47%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Stock Selector All Cap Portfolio Investor Class	36.0
Fidelity Overseas Fund	7.4
VIP Investment Grade Bond II Portfolio - Investor Class	7.3
Fidelity Total Bond Fund	7.3
Fidelity Emerging Markets Fund	5.3
Fidelity Floating Rate High Income Fund	3.9
Fidelity Low-Priced Stock Fund	2.9
Fidelity Equity-Income Fund	2.6
Fidelity Cash Central Fund 1.58%	2.6
Fidelity U.S. Low Volatility Equity Fund	2.5
77.8

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	49.7%
International Equity Funds	24.8%
Bond Funds	24.3%
Short-Term Funds	2.6%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)**	(1.5)%

 * Futures - (1.3)%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 70% Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 74.5%
	Shares	Value
Fidelity Canada Fund (a)	177,693	$10,638,458
Fidelity Commodity Strategy Fund (a)	1,230,715	12,664,057
Fidelity Contrafund (a)	1,708,081	22,717,478
Fidelity Emerging Markets Discovery Fund (a)	808,010	10,883,892
Fidelity Emerging Markets Fund (a)	2,943,702	96,553,412
Fidelity Equity-Income Fund (a)	753,203	47,120,362
Fidelity Global Commodity Stock Fund (a)	2,116,079	36,798,607
Fidelity International Capital Appreciation Fund (a)	1,334,278	26,738,938
Fidelity International Discovery Fund (a)	916,802	35,626,943
Fidelity International Enhanced Index Fund (a)	3,826,382	34,743,552
Fidelity International Small Cap Fund (a)	598,471	15,721,846
Fidelity International Small Cap Opportunities Fund (a)	867,146	15,582,611
Fidelity International Value Fund (a)	2,724,144	21,684,185
Fidelity Japan Smaller Companies Fund (a)	963,470	12,178,266
Fidelity Large Cap Value Enhanced Index Fund (a)	1,919,217	27,214,500
Fidelity Low-Priced Stock Fund (a)	1,148,504	53,428,417
Fidelity Overseas Fund (a)	2,813,078	136,124,857
Fidelity Real Estate Investment Portfolio (a)	427,066	18,765,301
Fidelity U.S. Low Volatility Equity Fund (a)	4,638,921	46,481,985
Fidelity Value Discovery Fund (a)	699,008	24,199,662
VIP Stock Selector All Cap Portfolio Investor Class (a)	83,233,090	659,206,078
TOTAL EQUITY FUNDS
(Cost $1,503,901,589)		1,365,073,407

Fixed-Income Funds - 24.3%
Fidelity Floating Rate High Income Fund (a)	8,145,236	72,248,242
Fidelity High Income Fund (a)	1,976,431	14,368,654
Fidelity Inflation-Protected Bond Index Fund (a)	4,246,148	43,098,402
Fidelity Long-Term Treasury Bond Index Fund (a)	3,782,729	43,614,862
Fidelity New Markets Income Fund (a)	410,743	4,694,793
Fidelity Total Bond Fund (a)	13,771,565	133,446,460
VIP Investment Grade Bond II Portfolio - Investor Class (a)	13,717,441	133,882,227
TOTAL FIXED-INCOME FUNDS
(Cost $467,684,982)		445,353,640

Money Market Funds - 2.6%
Fidelity Cash Central Fund 1.58% (b)
(Cost $46,969,757)	46,960,365	46,969,757
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.24% to 1.7% 9/8/22 to 9/29/22 (c)
(Cost $1,365,375)	1,370,000	1,365,105
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,019,921,703)		1,858,761,909
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(27,525,697)
NET ASSETS - 100%		$1,831,236,212

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	507	Sept. 2022	$25,418,445	$(3,525)	$(3,525)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	187	Sept. 2022	35,431,825	(147,404)	(147,404)
ICE E-mini MSCI EAFE Index Contracts (United States)	145	Sept. 2022	13,460,350	(62,867)	(62,867)
TOTAL SOLD					$(210,271)
TOTAL FUTURES CONTRACTS					$(213,796)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 2.7%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,365,105.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$20,022,171	$96,502,838	$69,555,252	$99,767	$--	$--	$46,969,757	0.1%
Total	$20,022,171	$96,502,838	$69,555,252	$99,767	$--	$--	$46,969,757

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Canada Fund	$--	$11,279,368	$108,654	$--	$(3,971)	$(528,285)	$10,638,458
Fidelity Commodity Strategy Fund	14,445,549	4,286,643	8,919,344	--	2,408,770	442,439	12,664,057
Fidelity Contrafund	34,064,918	1,107,568	2,506,883	390,730	(729,061)	(9,219,064)	22,717,478
Fidelity Emerging Markets Discovery Fund	7,212,699	5,183,778	137,377	--	(18,078)	(1,357,130)	10,883,892
Fidelity Emerging Markets Fund	24,450,352	81,118,823	551,710	--	(91,017)	(8,373,036)	96,553,412
Fidelity Equity-Income Fund	56,691,746	1,757,826	5,210,990	214,816	(297,987)	(5,820,233)	47,120,362
Fidelity Floating Rate High Income Fund	80,763,528	3,232,773	6,717,927	1,337,071	(206,523)	(4,823,609)	72,248,242
Fidelity Global Commodity Stock Fund	38,926,406	1,237,838	6,083,764	--	636,394	2,081,733	36,798,607
Fidelity High Income Fund	16,746,900	722,931	320,906	349,269	(10,017)	(2,770,254)	14,368,654
Fidelity Inflation-Protected Bond Index Fund	65,317,812	1,125,098	18,727,910	--	(280,756)	(4,335,842)	43,098,402
Fidelity International Capital Appreciation Fund	39,256,286	823,148	1,842,491	--	(412,753)	(11,085,252)	26,738,938
Fidelity International Discovery Fund	50,300,051	1,076,194	2,479,014	--	(702,703)	(12,567,585)	35,626,943
Fidelity International Enhanced Index Fund	44,182,929	956,126	2,328,408	--	(278,360)	(7,788,735)	34,743,552
Fidelity International Small Cap Fund	20,033,920	424,030	1,040,739	--	(138,971)	(3,556,394)	15,721,846
Fidelity International Small Cap Opportunities Fund	22,334,731	559,122	--	--	--	(7,311,242)	15,582,611
Fidelity International Value Fund	26,290,115	559,122	1,437,164	--	(70,167)	(3,657,721)	21,684,185
Fidelity Japan Smaller Companies Fund	15,184,294	--	--	--	--	(3,006,028)	12,178,266
Fidelity Large Cap Value Enhanced Index Fund	33,110,776	750,904	2,916,934	--	(153,911)	(3,576,335)	27,214,500
Fidelity Long-Term Treasury Bond Index Fund	68,827,122	1,864,070	14,010,172	610,818	(2,560,312)	(10,505,846)	43,614,862
Fidelity Low-Priced Stock Fund	66,402,023	1,886,040	6,088,722	--	(400,353)	(8,370,571)	53,428,417
Fidelity New Markets Income Fund	5,710,467	232,790	106,968	108,237	(4,676)	(1,136,820)	4,694,793
Fidelity Overseas Fund	197,438,752	4,062,251	9,405,243	--	(2,075,409)	(53,895,494)	136,124,857
Fidelity Real Estate Investment Portfolio	29,830,611	516,564	6,584,592	--	339,980	(5,337,262)	18,765,301
Fidelity Total Bond Fund	--	134,063,116	64,229	167,481	(1,810)	(550,617)	133,446,460
Fidelity U.S. Bond Index Fund	232,831,271	57,353,361	263,537,871	2,159,525	(9,950,509)	(16,696,252)	--
Fidelity U.S. Low Volatility Equity Fund	53,180,557	3,111,622	1,096,886	1,817,256	(43,154)	(8,670,154)	46,481,985
Fidelity Value Discovery Fund	28,777,219	830,097	2,709,488	--	(87,913)	(2,610,253)	24,199,662
VIP Investment Grade Bond Portfolio II Investor Class	--	137,940,403	951,387	--	(19,480)	(3,087,309)	133,882,227
VIP Stock Selector All Cap Portfolio Investor Class	910,626,490	18,167,239	70,364,660	124	(12,366,430)	(186,856,561)	659,206,078
	$2,182,937,524	$476,228,845	$436,250,433	$7,155,327	$(27,519,177)	$(384,969,712)	$1,810,427,047

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$1,365,073,407	$1,365,073,407	$--	$--
Fixed-Income Funds	445,353,640	445,353,640	--	--
Money Market Funds	46,969,757	46,969,757	--	--
Other Short-Term Investments and Net Other Assets	1,365,105	--	1,365,105	--
Total Investments in Securities:	$1,858,761,909	$1,857,396,804	$1,365,105	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(213,796)	$(213,796)	$--	$--
Total Liabilities	$(213,796)	$(213,796)	$--	$--
Total Derivative Instruments:	$(213,796)	$(213,796)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(213,796)
Total Equity Risk	0	(213,796)
Total Value of Derivatives	$0	$(213,796)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,365,375)	$1,365,105
Fidelity Central Funds (cost $46,969,757)	46,969,757
Other affiliated issuers (cost $1,971,586,571)	1,810,427,047
Total Investment in Securities (cost $2,019,921,703)		$1,858,761,909
Receivable for investments sold		30,733,046
Receivable for fund shares sold		101,722
Distributions receivable from Fidelity Central Funds		46,832
Receivable for daily variation margin on futures contracts		113,600
Total assets		1,889,757,109
Liabilities
Payable for investments purchased	$58,321,929
Payable for fund shares redeemed	34,095
Accrued management fee	157,054
Distribution and service plan fees payable	7,819
Total liabilities		58,520,897
Net Assets		$1,831,236,212
Net Assets consist of:
Paid in capital		$1,997,641,999
Total accumulated earnings (loss)		(166,405,787)
Net Assets		$1,831,236,212
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($57,653 ÷ 5,408 shares)		$10.66
Service Class 2:
Net Asset Value, offering price and redemption price per share ($60,754,755 ÷ 5,740,492 shares)		$10.58
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,770,423,804 ÷ 166,167,976 shares)		$10.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,054,500
Interest		4,799
Income from Fidelity Central Funds		99,767
Total income		5,159,066
Expenses
Management fee	$2,375,865
Distribution and service plan fees	85,003
Independent trustees' fees and expenses	3,138
Total expenses before reductions	2,464,006
Expense reductions	(541,236)
Total expenses after reductions		1,922,770
Net investment income (loss)		3,236,296
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1)
Affiliated issuers	(27,519,177)
Futures contracts	17,389,484
Capital gain distributions from underlying funds:
Affiliated issuers	2,100,827
Total net realized gain (loss)		(8,028,867)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(363)
Affiliated issuers	(384,969,712)
Futures contracts	931,335
Total change in net unrealized appreciation (depreciation)		(384,038,740)
Net gain (loss)		(392,067,607)
Net increase (decrease) in net assets resulting from operations		$(388,831,311)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,236,296	$20,041,859
Net realized gain (loss)	(8,028,867)	359,026,485
Change in net unrealized appreciation (depreciation)	(384,038,740)	(106,631,519)
Net increase (decrease) in net assets resulting from operations	(388,831,311)	272,436,825
Distributions to shareholders	(357,247,461)	(48,133,724)
Share transactions - net increase (decrease)	366,304,941	151,097,916
Total increase (decrease) in net assets	(379,773,831)	375,401,017
Net Assets
Beginning of period	2,211,010,043	1,835,609,026
End of period	$1,831,236,212	$2,211,010,043

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 70% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.55	$13.90	$12.37	$11.71	$14.04	$11.97
Income from Investment Operations
Net investment income (loss)A,B	.02	.15	.12	.17	.17	.13
Net realized and unrealized gain (loss)	(2.40)	1.86	1.82	2.26	(1.13)	2.16
Total from investment operations	(2.38)	2.01	1.94	2.43	(.96)	2.29
Distributions from net investment income	(.03)	(.16)	(.12)	(.16)	(.13)	(.12)
Distributions from net realized gain	(2.47)	(.20)	(.30)	(1.61)	(1.24)	(.09)
Total distributions	(2.51)C	(.36)	(.41)C	(1.77)	(1.37)	(.22)C
Net asset value, end of period	$10.66	$15.55	$13.90	$12.37	$11.71	$14.04
Total ReturnD,E,F	(17.47)%	14.60%	16.10%	22.65%	(7.50)%	19.11%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.33%I	.35%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.18%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.33%I	.99%	.95%	1.47%	1.27%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$58	$84	$75	$67	$63	$76
Portfolio turnover rateJ	44%I	60%K	24%K	39%	98%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.47	$13.83	$12.31	$11.67	$13.99	$11.93
Income from Investment Operations
Net investment income (loss)A,B	.01	.12	.10	.15	.15	.11
Net realized and unrealized gain (loss)	(2.39)	1.85	1.82	2.25	(1.12)	2.15
Total from investment operations	(2.38)	1.97	1.92	2.40	(.97)	2.26
Distributions from net investment income	(.03)	(.13)	(.10)	(.15)	(.11)	(.10)
Distributions from net realized gain	(2.47)	(.20)	(.30)	(1.61)	(1.24)	(.09)
Total distributions	(2.51)C	(.33)	(.40)	(1.76)	(1.35)	(.20)C
Net asset value, end of period	$10.58	$15.47	$13.83	$12.31	$11.67	$13.99
Total ReturnD,E,F	(17.57)%	14.44%	15.94%	22.39%	(7.60)%	18.94%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.49%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.33%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	.17%I	.84%	.80%	1.32%	1.13%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$60,755	$74,699	$66,433	$57,129	$46,406	$48,977
Portfolio turnover rateJ	44%I	60%K	24%K	39%	98%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 70% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.54	$13.90	$12.37	$11.71	$14.04	$11.96
Income from Investment Operations
Net investment income (loss)A,B	.02	.15	.12	.17	.17	.13
Net realized and unrealized gain (loss)	(2.40)	1.85	1.82	2.26	(1.13)	2.17
Total from investment operations	(2.38)	2.00	1.94	2.43	(.96)	2.30
Distributions from net investment income	(.03)	(.16)	(.12)	(.16)	(.13)	(.12)
Distributions from net realized gain	(2.47)	(.20)	(.30)	(1.61)	(1.24)	(.09)
Total distributions	(2.51)C	(.36)	(.41)C	(1.77)	(1.37)	(.22)C
Net asset value, end of period	$10.65	$15.54	$13.90	$12.37	$11.71	$14.04
Total ReturnD,E,F	(17.49)%	14.52%	16.10%	22.66%	(7.49)%	19.21%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.23%I	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.18%I	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%I	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.32%I	.99%	.95%	1.47%	1.28%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,770,424	$2,136,227	$1,769,102	$1,605,820	$1,335,076	$1,426,071
Portfolio turnover rateJ	44%I	60%K	24%K	39%	98%	57%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of June 30, 2022

% of fund's net assets
VIP Stock Selector All Cap Portfolio Investor Class	40.8
Fidelity Overseas Fund	8.8
Fidelity Emerging Markets Fund	6.6
Fidelity Low-Priced Stock Fund	4.1
Fidelity Equity-Income Fund	3.5
Fidelity Long-Term Treasury Bond Index Fund	3.4
Fidelity U.S. Low Volatility Equity Fund	3.0
Fidelity International Discovery Fund	2.4
Fidelity Large Cap Value Enhanced Index Fund	2.4
Fidelity Value Discovery Fund	2.3
77.3

Asset Allocation (% of fund's net assets)

Period end*
Domestic Equity Funds	59.6%
International Equity Funds	29.9%
Bond Funds	9.3%
Short-Term Funds	2.0%
Short-Term Investments	0.2%
Net Other Assets (Liabilities)**	(1.0)%

 * Futures - 0.4%

 ** Net Other Assets (Liabilities) are not included in the pie chart

VIP FundsManager® 85% Portfolio

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 89.5%
	Shares	Value
Fidelity Canada Fund (a)	79,606	$4,766,018
Fidelity Commodity Strategy Fund (a)	258,397	2,658,909
Fidelity Contrafund (a)	726,985	9,668,906
Fidelity Emerging Markets Discovery Fund (a)	242,212	3,262,594
Fidelity Emerging Markets Fund (a)	1,339,036	43,920,394
Fidelity Equity-Income Fund (a)	375,734	23,505,928
Fidelity Global Commodity Stock Fund (a)	890,237	15,481,230
Fidelity International Capital Appreciation Fund (a)	594,702	11,917,828
Fidelity International Discovery Fund (a)	406,747	15,806,207
Fidelity International Enhanced Index Fund (a)	1,701,806	15,452,395
Fidelity International Small Cap Fund (a)	265,945	6,986,385
Fidelity International Small Cap Opportunities Fund (a)	379,251	6,815,143
Fidelity International Value Fund (a)	1,205,652	9,596,993
Fidelity Japan Fund (a)	109,232	1,505,213
Fidelity Japan Smaller Companies Fund (a)	440,506	5,567,994
Fidelity Large Cap Value Enhanced Index Fund (a)	1,107,387	15,702,754
Fidelity Low-Priced Stock Fund (a)	593,868	27,626,722
Fidelity Overseas Fund (a)	1,211,872	58,642,480
Fidelity Real Estate Investment Portfolio (a)	238,284	10,470,182
Fidelity U.S. Low Volatility Equity Fund (a)	2,012,819	20,168,449
Fidelity Value Discovery Fund (a)	448,628	15,531,496
VIP Stock Selector All Cap Portfolio Investor Class (a)	34,317,548	271,794,980
TOTAL EQUITY FUNDS
(Cost $660,630,716)		596,849,200

Fixed-Income Funds - 9.3%
Fidelity Floating Rate High Income Fund (a)	1,097,193	9,732,106
Fidelity Inflation-Protected Bond Index Fund (a)	352,302	3,575,864
Fidelity Long-Term Treasury Bond Index Fund (a)	1,982,133	22,853,995
Fidelity New Markets Income Fund (a)	247,132	2,824,714
Fidelity Total Bond Fund (a)	1,191,048	11,541,257
VIP Investment Grade Bond II Portfolio - Investor Class (a)	1,186,841	11,583,572
TOTAL FIXED-INCOME FUNDS
(Cost $70,334,913)		62,111,508

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.58% (b)
(Cost $13,365,350)	13,362,678	13,365,350
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.66% to 1.24% 7/7/22 to 9/8/22 (c)
(Cost $947,939)	950,000	947,341
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $745,278,918)		673,273,399
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(6,377,549)
NET ASSETS - 100%		$666,895,850

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	184	Sept. 2022	$9,224,840	$(2,997)	$(2,997)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	26	Sept. 2022	4,926,350	(6,438)	(6,438)
ICE E-mini MSCI EAFE Index Contracts (United States)	20	Sept. 2022	1,856,600	(3,894)	(3,894)
TOTAL SOLD					$(10,332)
TOTAL FUTURES CONTRACTS					$(13,329)

The notional amount of futures purchased as a percentage of Net Assets is 1.4%

The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $389,922.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$4,697,360	$26,038,052	$17,370,062	$28,804	$--	$--	$13,365,350	0.0%
Total	$4,697,360	$26,038,052	$17,370,062	$28,804	$--	$--	$13,365,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Canada Fund	$--	$5,035,250	$30,309	$--	$(2,213)	$(236,710)	$4,766,018
Fidelity Commodity Strategy Fund	5,108,850	--	3,750,127	--	1,010,715	289,471	2,658,909
Fidelity Contrafund	14,713,133	710,536	1,432,256	170,556	(383,310)	(3,939,197)	9,668,906
Fidelity Emerging Markets Discovery Fund	1,749,841	1,919,187	43,688	--	(10,392)	(352,354)	3,262,594
Fidelity Emerging Markets Fund	9,609,452	37,997,142	178,811	--	(31,665)	(3,475,724)	43,920,394
Fidelity Equity-Income Fund	28,726,503	1,244,565	3,351,072	109,619	(204,527)	(2,909,541)	23,505,928
Fidelity Floating Rate High Income Fund	--	10,402,122	169,894	122,479	(1,748)	(498,374)	9,732,106
Fidelity Global Commodity Stock Fund	14,632,019	774,708	916,537	--	3,725	987,315	15,481,230
Fidelity High Income Fund	7,493,739	4,090	7,471,946	4,069	701,215	(727,098)	--
Fidelity Inflation-Protected Bond Index Fund	12,307,913	282,381	8,531,349	--	331,913	(814,994)	3,575,864
Fidelity International Capital Appreciation Fund	17,118,950	604,907	747,276	--	(150,819)	(4,907,934)	11,917,828
Fidelity International Discovery Fund	21,837,861	792,767	1,000,383	--	(233,124)	(5,590,914)	15,806,207
Fidelity International Enhanced Index Fund	19,241,026	703,645	932,512	--	(94,251)	(3,465,513)	15,452,395
Fidelity International Small Cap Fund	8,719,476	311,547	415,688	--	(50,437)	(1,578,513)	6,986,385
Fidelity International Small Cap Opportunities Fund	9,571,526	411,802	--	--	--	(3,168,185)	6,815,143
Fidelity International Value Fund	11,401,444	411,802	570,283	--	(30,671)	(1,615,299)	9,596,993
Fidelity Japan Fund	1,992,792	65,140	35,661	--	(3,230)	(513,828)	1,505,213
Fidelity Japan Smaller Companies Fund	6,942,373	--	--	--	--	(1,374,379)	5,567,994
Fidelity Large Cap Value Enhanced Index Fund	19,490,435	550,339	2,139,609	--	(135,414)	(2,062,997)	15,702,754
Fidelity Long-Term Treasury Bond Index Fund	31,139,528	1,369,347	3,176,494	302,493	(516,597)	(5,961,789)	22,853,995
Fidelity Low-Priced Stock Fund	34,874,696	1,386,657	4,007,496	--	(388,620)	(4,238,515)	27,626,722
Fidelity New Markets Income Fund	3,380,651	210,026	82,932	64,742	(5,246)	(677,785)	2,824,714
Fidelity Overseas Fund	83,216,082	2,988,127	3,731,656	--	(674,941)	(23,155,132)	58,642,480
Fidelity Real Estate Investment Portfolio	15,242,774	473,549	2,598,680	--	(149,180)	(2,498,281)	10,470,182
Fidelity Total Bond Fund	--	11,579,637	4,499	12,425	(109)	(33,772)	11,541,257
Fidelity U.S. Bond Index Fund	5,024,995	15,376,090	19,155,551	104,883	(805,737)	(439,797)	--
Fidelity U.S. Low Volatility Equity Fund	22,732,700	1,716,887	529,964	787,813	(20,840)	(3,730,334)	20,168,449
Fidelity Value Discovery Fund	18,820,104	610,155	2,133,871	--	(86,322)	(1,678,570)	15,531,496
VIP Investment Grade Bond Portfolio II Investor Class	--	11,850,352	54,657	--	(2,031)	(210,092)	11,583,572
VIP Stock Selector All Cap Portfolio Investor Class	381,552,293	13,292,784	39,161,149	--	(7,052,208)	(76,836,740)	271,794,980
	$806,641,156	$123,075,541	$106,354,350	$1,679,079	$(8,986,064)	$(155,415,575)	$658,960,708

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, as applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$596,849,200	$596,849,200	$--	$--
Fixed-Income Funds	62,111,508	62,111,508	--	--
Money Market Funds	13,365,350	13,365,350	--	--
Other Short-Term Investments and Net Other Assets	947,341	--	947,341	--
Total Investments in Securities:	$673,273,399	$672,326,058	$947,341	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(13,329)	$(13,329)	$--	$--
Total Liabilities	$(13,329)	$(13,329)	$--	$--
Total Derivative Instruments:	$(13,329)	$(13,329)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(13,329)
Total Equity Risk	0	(13,329)
Total Value of Derivatives	$0	$(13,329)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager® 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $947,939)	$947,341
Fidelity Central Funds (cost $13,365,350)	13,365,350
Other affiliated issuers (cost $730,965,629)	658,960,708
Total Investment in Securities (cost $745,278,918)		$673,273,399
Receivable for investments sold		22,286,249
Receivable for fund shares sold		831
Distributions receivable from Fidelity Central Funds		13,878
Total assets		695,574,357
Liabilities
Payable for investments purchased	$28,491,832
Payable for fund shares redeemed	101,041
Accrued management fee	57,379
Distribution and service plan fees payable	6,161
Payable for daily variation margin on futures contracts	22,094
Total liabilities		28,678,507
Net Assets		$666,895,850
Net Assets consist of:
Paid in capital		$744,161,832
Total accumulated earnings (loss)		(77,265,982)
Net Assets		$666,895,850
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($292 ÷ 28.21 shares)		$10.35
Service Class 2:
Net Asset Value, offering price and redemption price per share ($47,690,737 ÷ 4,673,072.00 shares)		$10.21
Investor Class:
Net Asset Value, offering price and redemption price per share ($619,204,821 ÷ 60,054,056.00 shares)		$10.31

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$766,967
Interest		1,472
Income from Fidelity Central Funds		28,804
Total income		797,243
Expenses
Management fee	$872,071
Distribution and service plan fees	66,160
Independent trustees' fees and expenses	1,153
Total expenses before reductions	939,384
Expense reductions	(212,587)
Total expenses after reductions		726,797
Net investment income (loss)		70,446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5)
Affiliated issuers	(8,986,064)
Futures contracts	3,360,862
Capital gain distributions from underlying funds:
Affiliated issuers	912,112
Total net realized gain (loss)		(4,713,095)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(626)
Affiliated issuers	(155,415,575)
Futures contracts	207,618
Total change in net unrealized appreciation (depreciation)		(155,208,583)
Net gain (loss)		(159,921,678)
Net increase (decrease) in net assets resulting from operations		$(159,851,232)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$70,446	$6,140,775
Net realized gain (loss)	(4,713,095)	153,275,269
Change in net unrealized appreciation (depreciation)	(155,208,583)	(39,343,746)
Net increase (decrease) in net assets resulting from operations	(159,851,232)	120,072,298
Distributions to shareholders	(147,158,214)	(25,442,763)
Share transactions - net increase (decrease)	160,614,434	54,479,855
Total increase (decrease) in net assets	(146,395,012)	149,109,390
Net Assets
Beginning of period	813,290,862	664,181,472
End of period	$666,895,850	$813,290,862

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP FundsManager 85% Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.82	$13.88	$12.25	$11.65	$14.30	$11.81
Income from Investment Operations
Net investment income (loss)A,B	–C	.12	.09	.15	.15	.11
Net realized and unrealized gain (loss)	(2.65)	2.34	2.04	2.58	(1.29)	2.61
Total from investment operations	(2.65)	2.46	2.13	2.73	(1.14)	2.72
Distributions from net investment income	(.02)	(.15)	(.10)	(.14)	(.10)	(.10)
Distributions from net realized gain	(2.80)	(.37)	(.39)	(1.99)	(1.41)	(.13)
Total distributions	(2.82)	(.52)	(.50)D	(2.13)	(1.51)	(.23)
Net asset value, end of period	$10.35	$15.82	$13.88	$12.25	$11.65	$14.30
Total ReturnE,F,G	(19.41)%	18.02%	17.93%	26.05%	(8.90)%	23.05%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.24%J	.25%	.25%	.25%	.33%K	.35%
Expenses net of fee waivers, if any	.18%J	.20%	.20%	.20%	.17%K	.20%
Expenses net of all reductions	.18%J	.20%	.20%	.20%	.17%K	.20%
Net investment income (loss)	(.02)%J	.78%	.82%	1.26%	1.11%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$–	$–	$–	$–	$–	$2
Portfolio turnover rateL	29%J	68%M	37%M	38%	116%	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.65	$13.76	$12.20	$11.59	$14.24	$11.76
Income from Investment Operations
Net investment income (loss)A,B	(.01)	.10	.08	.13	.12	.09
Net realized and unrealized gain (loss)	(2.61)	2.29	1.96	2.60	(1.28)	2.60
Total from investment operations	(2.62)	2.39	2.04	2.73	(1.16)	2.69
Distributions from net investment income	(.02)	(.13)	(.09)	(.13)	(.09)	(.08)
Distributions from net realized gain	(2.80)	(.37)	(.39)	(1.99)	(1.41)	(.13)
Total distributions	(2.82)	(.50)	(.48)	(2.12)	(1.49)C	(.21)
Net asset value, end of period	$10.21	$15.65	$13.76	$12.20	$11.59	$14.24
Total ReturnD,E,F	(19.42)%	17.64%	17.27%	26.14%	(9.08)%	22.90%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.49%I	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.33%I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.33%I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	(.12)%I	.68%	.68%	1.16%	.93%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$47,691	$58,047	$48,373	$40,928	$31,555	$33,540
Portfolio turnover rateJ	29%I	68%K	37%K	38%	116%	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager 85% Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.77	$13.86	$12.28	$11.66	$14.31	$11.81
Income from Investment Operations
Net investment income (loss)A,B	–C	.12	.10	.15	.14	.11
Net realized and unrealized gain (loss)	(2.64)	2.31	1.98	2.60	(1.28)	2.62
Total from investment operations	(2.64)	2.43	2.08	2.75	(1.14)	2.73
Distributions from net investment income	(.02)	(.15)	(.10)	(.14)	(.10)	(.10)
Distributions from net realized gain	(2.80)	(.37)	(.39)	(1.99)	(1.41)	(.13)
Total distributions	(2.82)	(.52)	(.50)D	(2.13)	(1.51)	(.23)
Net asset value, end of period	$10.31	$15.77	$13.86	$12.28	$11.66	$14.31
Total ReturnE,F,G	(19.40)%	17.83%	17.46%	26.21%	(8.89)%	23.13%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.23%J	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.18%J	.20%	.20%	.20%	.20%	.20%
Expenses net of all reductions	.18%J	.20%	.20%	.20%	.20%	.20%
Net investment income (loss)	.03%J	.83%	.83%	1.31%	1.08%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$619,205	$755,243	$615,808	$548,925	$459,354	$492,831
Portfolio turnover rateK	29%J	68%L	37%L	38%	116%	70%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of June 30, 2022 is included at the end of each Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$894,466,831	$10,486,662	$(44,586,882)	$(34,100,220)
VIP FundsManager 50% Portfolio	5,306,729,754	156,265,401	(487,517,876)	(331,252,475)
VIP FundsManager 60% Portfolio	6,371,524,538	225,994,719	(626,390,771)	(400,396,052)
VIP FundsManager 70% Portfolio	2,020,865,253	64,840,246	(227,157,386)	(162,317,140)
VIP FundsManager 85% Portfolio	746,312,729	25,151,058	(98,203,717)	(73,052,659)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP FundsManager 20% Portfolio	629,002,854	465,932,326
VIP FundsManager 50% Portfolio	2,020,098,873	2,021,432,073
VIP FundsManager 60% Portfolio	2,065,856,102	2,092,205,651
VIP FundsManager 70% Portfolio	476,228,845	436,250,433
VIP FundsManager 85% Portfolio	123,075,541	106,354,350

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Funds with investment management related services. For these services each Fund pays a monthly management fee to the investment adviser. The management fee is based on an annual rate of .15% of each fund's average net assets. During January 2022 the Board approved a change in the management fee rate from .25% to .15% effective June 1, 2022. For the reporting period, the annualized management fee rate was .23% of each Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$29	$14,260	$14,289
VIP FundsManager 50% Portfolio	28	106,208	106,236
VIP FundsManager 60% Portfolio	30,525	734,811	765,336
VIP FundsManager 70% Portfolio	33	84,970	85,003
VIP FundsManager 85% Portfolio	–	66,160	66,160

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity U.S. Bond Index, ("Underlying Fund") for investments and cash and non-taxable exchanges of those investments and cash for shares of VIP Investment Grade Bond Fund II which is affiliated investment company managed by FMR. Net realized gain (loss) on the redemptions of the Underlying Fund in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated ($)	Net realized Gain (Loss) on redemptions of Underlying Fund ($)
VIP FundsManager 20%	$187,389,729	$(14,920,156)
VIP FundsManager 50%	779,091,389	(46,361,043)
VIP FundsManager 60%	745,543,252	(40,143,696)
VIP FundsManager 70%	130,830,130	(6,126,544)
VIP FundsManager 85%	9,299,799	(528,879)

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of each Fund's interest in Fidelity Mega Cap Stock Fund for investments and cash, as shown in the table below.

	Value of investments redeemed from Fidelity Stock Selector All Cap Fund	Shares of Fidelity Stock Selector All Cap Fund sold	Net realized gain on redemptions of Fidelity Stock Selector All Cap Fund
VIP FundsManager 20%	$154,557,290	2,245,819	$53,054,450
VIP FundsManager 50%	1,988,993,289	28,901,385	700,418,382
VIP FundsManager 60%	2,526,923,741	36,717,869	889,281,531
VIP FundsManager 70%	888,413,592	12,909,236	301,748,243
VIP FundsManager 85%	381,510,492	5,543,599	128,227,568

In addition, each Fund exchanged investments for shares of VIP Stock Selector All Cap Fund, as shown in the table below. Each fund did not recognize any gains or losses for book, or federal income tax, purposes.

	Value of investments delivered to VIP Stock Selector All Cap Fund	Shares of VIP Stock Selector All Cap received
VIP FundsManager 20%	$154,557,290	15,455,729
VIP FundsManager 50%	1,988,993,289	198,899,329
VIP FundsManager 60%	2,526,923,741	252,692,374
VIP FundsManager 70%	888,413,592	88,841,359
VIP FundsManager 85%	381,510,492	38,151,049

7. Expense Reductions.

The investment adviser contractually agreed to waive each Funds' management fee in an amount equal to .05% of each Funds' average net assets until April 30, 2024. During the period, each Fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$232,198
VIP FundsManager 50% Portfolio	$1,355,813
VIP FundsManager 60% Portfolio	$1,638,924
VIP FundsManager 70% Portfolio	$507,214
VIP FundsManager 85% Portfolio	$186,121

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each Fund's Service Class and Service Class 2. During the period, this reimbursement reduced each Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$29
Service Class 2	5,704
VIP FundsManager 50% Portfolio
Service Class	28
Service Class 2	42,483
VIP FundsManager 60% Portfolio
Service Class	30,525
Service Class 2	293,924
VIP FundsManager 70% Portfolio
Service Class	33
Service Class 2	33,988
VIP FundsManager 85% Portfolio
Service Class	–
Service Class 2	26,464

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
VIP FundsManager 20% Portfolio	$670
VIP FundsManager 50% Portfolio	1
VIP FundsManager 70% Portfolio	1
VIP FundsManager 85% Portfolio	2

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP FundsManager 20% Portfolio
Distributions to shareholders
Service Class	$4,154	$793
Service Class 2	689,140	112,260
Investor Class	64,604,094	12,190,509
Total	$65,297,388	$12,303,562
VIP FundsManager 50% Portfolio
Distributions to shareholders
Service Class	$10,353	$1,880
Service Class 2	14,176,394	2,882,211
Investor Class	883,186,368	164,119,067
Total	$897,373,115	$167,003,158
VIP FundsManager 60% Portfolio
Distributions to shareholders
Service Class	$9,571,073	$1,130,612
Service Class 2	99,170,612	17,246,503
Investor Class	999,051,068	171,792,948
Total	$1,107,792,753	$190,170,063
VIP FundsManager 70% Portfolio
Distributions to shareholders
Service Class	$13,494	$1,912
Service Class 2	12,118,603	1,598,471
Investor Class	345,115,364	46,533,341
Total	$357,247,461	$48,133,724
VIP FundsManager 85% Portfolio
Distributions to shareholders
Service Class	$32	$8
Service Class 2	10,454,437	1,783,208
Investor Class	136,703,745	23,659,547
Total	$147,158,214	$25,442,763

9. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year endedDecember 31, 2021	Six months ended June 30, 2022	Year endedDecember 31, 2021
VIP FundsManager 20% Portfolio
Service Class
Shares sold	422	528	$4,632	$6,363
Reinvestment of distributions	17	2	184	30
Shares redeemed	(240)	(441)	(2,680)	(5,307)
Net increase (decrease)	199	89	$2,136	$1,086
Service Class 2
Shares sold	368,127	197,201	$4,032,645	$2,382,380
Reinvestment of distributions	62,535	9,310	689,140	112,260
Shares redeemed	(109,257)	(147,791)	(1,208,560)	(1,775,664)
Net increase (decrease)	321,405	58,720	$3,513,225	$718,976
Investor Class
Shares sold	2,553,105	7,907,223	$28,151,440	$95,430,912
Reinvestment of distributions	5,846,524	1,008,393	64,604,094	12,190,509
Shares redeemed	(7,294,983)	(5,712,453)	(78,305,707)	(68,631,776)
Net increase (decrease)	1,104,646	3,203,163	$14,449,827	$38,989,645
VIP FundsManager 50% Portfolio
Service Class
Shares sold	63	47	$687	$655
Reinvestment of distributions	9	–	110	21
Shares redeemed	(29)	(47)	(346)	(659)
Net increase (decrease)	43	–	$451	$17
Service Class 2
Shares sold	382,081	754,694	$4,432,611	$10,570,413
Reinvestment of distributions	1,215,814	209,707	14,176,394	2,882,211
Shares redeemed	(855,846)	(2,862,261)	(9,851,736)	(39,779,129)
Net increase (decrease)	742,049	(1,897,860)	$8,757,269	$(26,326,505)
Investor Class
Shares sold	2,974,068	9,414,923	$35,651,832	$132,105,164
Reinvestment of distributions	75,357,199	11,826,378	883,186,368	164,119,067
Shares redeemed	(22,462,960)	(37,887,366)	(261,351,572)	(531,507,608)
Net increase (decrease)	55,868,307	(16,646,065)	$657,486,628	$(235,283,377)
VIP FundsManager 60% Portfolio
Service Class
Shares sold	2,266,401	2,829,775	$22,388,776	$33,878,504
Reinvestment of distributions	962,938	94,841	9,561,972	1,129,035
Shares redeemed	(835,685)	(739,024)	(8,014,945)	(8,866,814)
Net increase (decrease)	2,393,654	2,185,592	$23,935,803	$26,140,725
Service Class 2
Shares sold	1,902,970	4,373,427	$19,081,056	$51,873,871
Reinvestment of distributions	10,027,362	1,477,761	99,170,612	17,246,502
Shares redeemed	(2,004,496)	(12,025,241)	(19,769,494)	(142,037,016)
Net increase (decrease)	9,925,836	(6,174,053)	$98,482,174	$(72,916,643)
Investor Class
Shares sold	16,379,116	26,302,140	$163,633,070	$314,489,507
Reinvestment of distributions	100,609,372	14,595,596	999,051,068	171,792,948
Shares redeemed	(29,485,322)	(38,628,317)	(287,950,989)	(461,305,320)
Net increase (decrease)	87,503,166	2,269,419	$874,733,149	$24,977,135
VIP FundsManager 70% Portfolio
Service Class
Shares sold	111	145	$1,337	$2,167
Reinvestment of distributions	8	1	98	15
Shares redeemed	(105)	(138)	(1,343)	(2,034)
Net increase (decrease)	14	8	$92	$148
Service Class 2
Shares sold	213,882	369,661	$2,606,960	$5,425,100
Reinvestment of distributions	991,702	110,090	12,118,603	1,598,471
Shares redeemed	(294,292)	(452,745)	(3,505,749)	(6,727,459)
Net increase (decrease)	911,292	27,006	$11,219,814	$296,112
Investor Class
Shares sold	4,207,152	10,385,377	$52,575,806	$154,631,206
Reinvestment of distributions	28,058,160	3,171,428	345,115,364	46,533,341
Shares redeemed	(3,527,052)	(3,411,456)	(42,606,135)	(50,362,891)
Net increase (decrease)	28,738,260	10,145,349	$355,085,035	$150,801,656
VIP FundsManager 85% Portfolio
Service Class
Shares sold	56	103	$678	$1,532
Reinvestment of distributions	3	1	32	9
Shares redeemed	(47)	(90)	(600)	(1,328)
Net increase (decrease)	12	14	$110	$213
Service Class 2
Shares sold	275,023	411,538	$3,246,037	$6,091,662
Reinvestment of distributions	871,930	122,405	10,454,437	1,783,208
Shares redeemed	(183,494)	(340,453)	(2,197,748)	(5,034,374)
Net increase (decrease)	963,459	193,490	$11,502,726	$2,840,496
Investor Class
Shares sold	2,232,747	4,272,678	$28,537,088	$64,168,756
Reinvestment of distributions	11,288,501	1,605,393	136,703,745	23,659,547
Shares redeemed	(1,362,807)	(2,414,817)	(16,129,235)	(36,189,157)
Net increase (decrease)	12,158,441	3,463,254	$149,111,598	$51,639,146

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	VIP FundsManager 50% Portfolio	VIP FundsManager 60% Portfolio	VIP FundsManager 70% Portfolio
Fidelity Commodity Strategy Fund	40%	36%	13%
Fidelity Emerging Markets Discovery Fund	11%	10%	–
Fidelity International Value Fund	–	10%	–
Fidelity U.S. Low Volatility Equity Fund	29%	42%	14%
VIP Investment Grade Bond Portfolio II	29%	28%	–
VIP Stock Selector All Cap Portfolio	34%	41%	15%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Commodity Strategy Fund	99%
Fidelity Emerging Markets Discovery Fund	27%
Fidelity International Value Fund	22%
Fidelity Japan Smaller Companies Fund	24%
Fidelity U.S. Low Volatility Equity Fund	92%
VIP Investment Grade Bond Portfolio II	70%
VIP Stock Selector All Cap Portfolio	99%

In addition, at the end of the period the investment adviser or its affiliates were owners of record of more than 10%, respectively, of the outstanding shares of the following Funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP FundsManager 20% Portfolio	99%	–	–
VIP FundsManager 50% Portfolio	37%	1	57%
VIP FundsManager 60% Portfolio	35%	2	43%
VIP FundsManager 70% Portfolio	97%	–	–
VIP FundsManager 85% Portfolio	93%	–	–

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP FundsManager 20% Portfolio
Service Class	.18%
Actual		$1,000.00	$903.90	$.85 -C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
Service Class 2.33%
Actual		$1,000.00	$903.50	$1.56-C
Hypothetical-D		$1,000.00	$1,023.16	$1.66-C
Investor Class	.18%
Actual		$1,000.00	$903.80	$.85-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
VIP FundsManager 50% Portfolio
Service Class	.18%
Actual		$1,000.00	$850.90	$.83-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
Service Class 2.34%
Actual		$1,000.00	$850.20	$1.56-C
Hypothetical-D		$1,000.00	$1,023.11	$1.71-C
Investor Class	.18%
Actual		$1,000.00	$850.60	$.83-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
VIP FundsManager 60% Portfolio
Service Class	.18%
Actual		$1,000.00	$835.60	$.82-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
Service Class 2.33%
Actual		$1,000.00	$835.00	$1.50-C
Hypothetical-D		$1,000.00	$1,023.16	$1.66-C
Investor Class	.18%
Actual		$1,000.00	$835.60	$.82-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
VIP FundsManager 70% Portfolio
Service Class	.18%
Actual		$1,000.00	$825.30	$.81-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
Service Class 2.33%
Actual		$1,000.00	$824.30	$1.49-C
Hypothetical-D		$1,000.00	$1,023.16	$1.66-C
Investor Class	.18%
Actual		$1,000.00	$825.10	$.81-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
VIP FundsManager 85% Portfolio
Service Class	.18%
Actual		$1,000.00	$805.90	$.81-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
Service Class 2.33%
Actual		$1,000.00	$805.80	$1.48-C
Hypothetical-D		$1,000.00	$1,023.16	$1.66-C
Investor Class	.18%
Actual		$1,000.00	$806.00	$.81-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If fees and changes to the expense contract and/ or expense cap, effective June 1, 2022, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be as shown in table below:

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
VIP FundsManager 20% Portfolio
Service Class	.10%
Actual		$.47
Hypothetical-(b)		$.50
Service Class 2.25%
Actual		$1.18
Hypothetical-(b)		$1.25
Investor Class	.10%
Actual		$.47
Hypothetical-(b)		$.50
VIP FundsManager 50% Portfolio
Service Class	.10%
Actual		$.46
Hypothetical-(b)		$.50
Service Class 2.26%
Actual		$1.19
Hypothetical-(b)		$1.30
Investor Class	.10%
Actual		$.46
Hypothetical-(b)		$.50
VIP FundsManager 60% Portfolio
Service Class	.10%
Actual		$.46
Hypothetical-(b)		$.50
Service Class 2.25%
Actual		$1.14
Hypothetical-(b)		$1.25
Investor Class	.10%
Actual		$.46
Hypothetical-(b)		$.50
VIP FundsManager 70% Portfolio
Service Class	.10%
Actual		$.45
Hypothetical-(b)		$.50
Service Class 2.25%
Actual		$1.13
Hypothetical-(b)		$1.25
Investor Class	.10%
Actual		$.45
Hypothetical-(b)		$.50
VIP FundsManager 85% Portfolio
Service Class	.10%
Actual		$.45
Hypothetical-(b)		$.50
Service Class 2.25%
Actual		$1.12
Hypothetical-(b)		$1.25
Investor Class	.10%
Actual		$.45
Hypothetical-(b)		$.50

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager Portfolios

At its May 2022 meeting the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the funds to decrease the management fees paid to Fidelity Management & Research Company LLC (FMR), the funds' investment adviser, by 10 basis points, effective June 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the funds in connection with the annual renewal of the funds' current management contracts. At its September 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to the funds under the existing management contract should continue to benefit each fund's shareholders. In connection with its approval of the Amended Contract at its May 2022 meeting, the Board noted that such approval would not change the funds' portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the funds under the Amended Contract will continue to benefit the funds' shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the funds' management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its September 2021 meeting that each fund's current management fee and total expenses are fair and reasonable in light of the services that each fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 10 basis points than the current management fee rate. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract and that FMR also will continue to waive 0.05% of its management fee until April 30, 2024. Based on its review, the Board concluded that the management fee and the total expense ratio of each class of each fund continue to be fair and reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to each fund and the level of FMR's profitability. At its September 2021 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of each fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the funds) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2021 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of each fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers each fund's management fee and FMR will continue to contractually limit expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Amended Contract should be ratified and approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPFM-SANN-0822
1.833444.116

Fidelity® Variable Insurance Products:

Government Money Market Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 6/30/22
1 - 7	83.5
8 - 30	3.0
31 - 60	3.4
61 - 90	3.6
91 - 180	4.6
> 180	1.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of June 30, 2022
U.S. Treasury Debt	17.1%
U.S. Government Agency Debt	5.6%
Repurchase Agreements	77.2%
Net Other Assets (Liabilities)	0.1%

Current 7-Day Yields

6/30/22
Initial Class	1.18%
Service Class	1.08%
Service Class 2	0.93%
Investor Class	1.16%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 17.1%
	Yield(a)	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.1%
U.S. Treasury Notes
7/15/22	0.37 to 1.10%	$3,771,600	$3,785,466
U.S. Treasury Obligations - 17.0%
U.S. Treasury Bills
7/12/22 to 1/26/23	0.08 to 2.53	448,800,000	446,580,121
U.S. Treasury Notes
7/15/22 to 1/31/24	0.07 to 2.18 (b)	598,609,000	599,088,569
			1,045,668,690
TOTAL U.S. TREASURY DEBT
(Cost $1,049,454,156)			1,049,454,156

U.S. Government Agency Debt - 5.6%
Federal Agencies - 5.6%
Fannie Mae
7/6/22 to 7/29/22	1.63 to 1.70 (b)(c)	9,588,000	9,588,000
Federal Farm Credit Bank
7/29/22 to 6/7/23	0.11 to 2.59 (b)	12,000,000	11,997,429
Federal Home Loan Bank
7/1/22 to 9/1/23	0.10 to 1.68 (b)	285,152,000	284,994,392
Federal Home Loan Bank
3/30/23	1.02 (d)	9,000,000	9,000,000
Freddie Mac
7/29/22 to 9/9/22	1.61 to 1.61 (b)(c)	30,000,000	30,000,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $345,579,821)			345,579,821

U.S. Government Agency Repurchase Agreement - 8.0%
	Maturity Amount	Value
In a joint trading account at 1.55% dated 6/30/22 due 7/1/22 (Collateralized by (U.S. Government Obligations)) #	$196,909,499	$196,901,000
With:
ABN AMRO Bank NV at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Government Obligations valued at $14,280,615, 2.00% - 4.50%, 5/1/40 - 12/1/51)	14,000,603	14,000,000
BMO Harris Bank NA at 1.55%, dated 6/16/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $3,061,976, 2.13% - 4.50%, 3/1/30 - 6/1/52)	3,005,425	3,000,000
BNP Paribas, SA at:
1.34%, dated 5/5/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $15,481,364, 0.00% - 6.50%, 5/5/23 - 3/1/52)	15,069,233	15,000,000
1.45%, dated 5/24/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $2,043,153, 1.50% - 4.50%, 10/1/36 - 3/1/52)	2,010,069	2,000,000
CIBC Bank U.S.A. at:
0.35%, dated 1/25/22 due 7/5/22 (Collateralized by U.S. Government Obligations valued at $1,021,557, 2.00% - 4.50%, 8/1/23 - 5/1/58)	1,001,565	1,000,000
0.38%, dated 1/25/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $1,021,690, 2.00% - 4.00%, 8/1/23 - 4/1/52)	1,001,794	1,000,000
1.55%, dated 6/16/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $12,247,905, 0.00% - 6.50%, 1/4/27 - 5/1/52)	12,021,700	12,000,000
1.61%, dated 6/16/22 due 7/28/22 (Collateralized by U.S. Government Obligations valued at $2,043,059, 2.50% - 4.50%, 2/1/31 - 4/1/52)	2,003,757	2,000,000
Citibank NA at 1.56%, dated 6/30/22 due 7/7/22:
(Collateralized by U.S. Treasury Obligations valued at $3,060,134, 2.38% - 4.25%, 2/15/29 - 9/15/65)	3,000,910	3,000,000
(Collateralized by U.S. Treasury Obligations valued at $15,409,275, 0.25% - 6.25%, 7/13/23 - 9/15/65)	15,004,550	15,000,000
Citigroup Global Capital Markets, Inc. at 1.56%, dated 6/30/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $10,200,915, 2.61% - 3.50%, 3/20/72 - 5/20/72)	10,003,033	10,000,000
Deutsche Bank AG, New York at:
1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Government Obligations valued at $2,060,089, 3.75%, 11/15/46)	2,000,086	2,000,000
1.56%, dated 6/30/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $5,150,223, 3.75%, 11/15/46)	5,001,512	5,000,000
Deutsche Bank Securities, Inc. at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Government Obligations valued at $10,200,440, 2.50% - 3.50%, 1/1/52 - 3/1/52)	10,000,431	10,000,000
Goldman Sachs & Co. at 1.55%, dated 6/30/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $40,801,757, 4.00%, 2/20/49)	40,012,056	40,000,000
ING Financial Markets LLC at 1.78%, dated 6/24/22 due 8/9/22 (Collateralized by U.S. Government Obligations valued at $2,040,706, 3.50%, 10/1/42)	2,004,549	2,000,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 1.58%, dated 6/16/22 due 8/15/22 (Collateralized by U.S. Government Obligations valued at $7,144,701, 2.00% - 4.50%, 3/1/27 - 6/1/52)	7,018,433	7,000,000
Morgan Stanley & Co., LLC at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Government Obligations valued at $2,040,088, 2.50% - 6.00%, 2/1/37 - 9/1/50)	2,000,086	2,000,000
MUFG Securities (Canada), Ltd. at 1.58%, dated 6/28/22 due 7/28/22 (Collateralized by U.S. Government Obligations valued at $10,201,343, 3.50% - 4.50%, 3/1/44 - 1/1/47)	10,013,167	10,000,000
RBC Dominion Securities at 1.56%, dated 6/30/22 due 7/5/22 (Collateralized by U.S. Treasury Obligations valued at $28,572,593, 0.00% - 6.13%, 4/15/23 - 4/20/52)	28,006,047	28,000,000
RBC Financial Group at:
1.04%, dated 4/29/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $48,027,251, 2.50% - 5.00%, 2/15/24 - 3/1/52)	47,127,631	47,000,000
1.28%, dated 5/6/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $33,727,290, 0.00% - 7.50%, 8/15/22 - 1/1/58)	33,138,453	33,000,000
1.55%, dated 5/12/22 due 7/7/22 (Collateralized by U.S. Government Obligations valued at $5,107,098, 1.50% - 5.00%, 2/15/24 - 1/1/58)(b)(c)(e)	5,040,127	5,000,000
TD Securities (U.S.A.) at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Government Obligations valued at $24,481,054, 3.00% - 4.00%, 6/1/50 - 5/1/52)	24,001,033	24,000,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $489,901,000)		489,901,000

U.S. Treasury Repurchase Agreement - 69.2%
With:
ABN AMRO Bank NV at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Treasury Obligations valued at $6,120,333, 0.75% - 2.75%, 3/31/26 - 5/31/29)	6,000,258	6,000,000
Barclays Bank PLC at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Treasury Obligations valued at $6,120,265, 2.00%, 11/15/26)	6,000,258	6,000,000
BNP Paribas, SA at:
0.97%, dated 5/2/22 due 7/5/22 (Collateralized by U.S. Treasury Obligations valued at $24,519,646, 1.81% - 2.00%, 7/31/22 - 11/15/41)	24,041,387	24,000,000
1.06%, dated:
4/29/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $33,007,107, 0.13% - 4.25%, 7/15/23 - 5/15/49)	32,085,338	32,000,000
5/16/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $16,359,208, 0.13% - 2.75%, 7/31/22 - 11/15/51)	16,029,680	16,000,000
1.17%, dated 5/10/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,086,927, 1.25% - 3.00%, 3/31/28 - 11/15/47)	4,011,960	4,000,000
1.18%, dated 5/9/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $23,500,767, 1.00% - 3.25%, 2/15/27 - 5/15/50)	23,069,358	23,000,000
1.19%, dated 5/12/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,236,637, 0.50% - 4.25%, 7/31/22 - 8/15/51)	9,027,370	9,000,000
1.33%, dated 5/5/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $26,575,913, 0.50% - 6.75%, 1/31/24 - 11/15/50)	26,119,109	26,000,000
1.35%, dated:
5/10/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $25,549,565, 0.38% - 4.25%, 1/31/23 - 11/15/50)	25,116,753	25,000,000
5/11/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,287,751, 1.63%, 11/15/50)	9,041,850	9,000,000
1.36%, dated 5/13/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $26,775,820, 0.38% - 6.38%, 7/31/22 - 11/15/51)	26,120,813	26,000,000
1.41%, dated 5/17/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $9,196,179, 0.25% - 6.63%, 2/29/24 - 8/15/50)	9,043,906	9,000,000
1.57%, dated 5/25/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $2,043,294, 0.50% - 3.25%, 8/31/27 - 5/15/42)	2,013,303	2,000,000
CIBC Bank U.S.A. at 0.36%, dated 1/18/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $4,087,415, 0.13% - 3.00%, 5/15/23 - 8/15/50)	4,007,560	4,000,000
Citigroup Global Capital Markets, Inc. at 1.55%, dated 6/16/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $13,332,149, 1.88% - 3.25%, 6/30/24 - 5/15/52)	13,023,508	13,000,000
Commerz Markets LLC at 1.55%, dated:
6/29/22 due 7/6/22 (Collateralized by U.S. Treasury Obligations valued at $15,301,348, 0.25% - 2.75%, 5/15/24 - 5/31/29)	15,004,521	15,000,000
6/30/22 due 7/7/22 (Collateralized by U.S. Treasury Obligations valued at $15,300,744, 1.00% - 1.25%, 12/31/26 - 7/31/28)	15,004,521	15,000,000
DNB Bank ASA at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Treasury Obligations valued at $2,066,116, 0.88% - 3.13%, 11/15/24 - 11/15/28)	2,000,086	2,000,000
Federal Reserve Bank of New York at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Treasury Obligations valued at $3,887,167,449, 1.50% - 1.63%, 11/15/22 - 2/15/30)	3,887,167,357	3,887,000,000
ING Financial Markets LLC at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Treasury Obligations valued at $4,089,312, 2.50% - 2.63%, 8/15/23 - 2/15/29)	4,000,172	4,000,000
Lloyds Bank Corp. Markets PLC at:
1.03%, dated 4/28/22 due 7/28/22 (Collateralized by U.S. Treasury Obligations valued at $4,100,893, 1.75% - 1.88%, 12/31/24 - 2/28/27)	4,010,414	4,000,000
1.05%, dated:
4/29/22 due 7/29/22 (Collateralized by U.S. Treasury Obligations valued at $4,114,292, 0.38% - 1.88%, 11/30/25 - 2/28/27)	4,010,617	4,000,000
6/1/22 due 7/1/22 (Collateralized by U.S. Treasury Obligations valued at $2,054,396, 0.13% - 1.88%, 7/15/23 - 2/28/27)	2,001,750	2,000,000
1.09%, dated 4/29/22 due 8/3/22 (Collateralized by U.S. Treasury Obligations valued at $4,141,142, 1.88% - 4.38%, 2/28/27 - 11/15/39)	4,011,627	4,000,000
1.15%, dated 5/4/22 due 8/5/22 (Collateralized by U.S. Treasury Obligations valued at $4,095,554, 1.88% - 2.38%, 1/31/23 - 2/28/27)	4,011,883	4,000,000
Lloyds Bank PLC at:
1.04%, dated 4/29/22 due 7/29/22 (Collateralized by U.S. Treasury Obligations valued at $4,122,435, 2.38% - 6.00%, 8/15/24 - 2/15/26)	4,010,516	4,000,000
1.15%, dated 5/3/22 due 8/3/22 (Collateralized by U.S. Treasury Obligations valued at $2,074,721, 6.00%, 2/15/26)	2,005,878	2,000,000
1.2%, dated 5/5/22 due 8/3/22 (Collateralized by U.S. Treasury Obligations valued at $4,135,586, 2.00% - 6.00%, 5/31/24 - 8/15/27)	4,012,000	4,000,000
1.22%, dated 5/5/22 due 8/5/22 (Collateralized by U.S. Treasury Obligations valued at $2,068,273, 2.75% - 6.00%, 2/28/25 - 2/15/26)	2,006,236	2,000,000
1.36%, dated 5/26/22 due 8/26/22 (Collateralized by U.S. Treasury Obligations valued at $2,073,700, 0.25% - 6.00%, 5/31/24 - 2/15/26)	2,006,951	2,000,000
1.5%, dated 6/8/22 due 9/8/22 (Collateralized by U.S. Treasury Obligations valued at $3,072,051, 0.13% - 6.00%, 11/15/22 - 2/15/26)	3,011,500	3,000,000
Mizuho Bank, Ltd. at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Treasury Obligations valued at $16,328,422, 0.25%, 3/15/24)	16,000,689	16,000,000
MUFG Securities EMEA PLC at 1.55%, dated 6/30/22 due 7/1/22 (Collateralized by U.S. Treasury Obligations valued at $25,493,659, 0.13% - 2.25%, 12/15/23 - 7/31/27)	25,001,076	25,000,000
Norinchukin Bank at:
1.28%, dated 6/13/22 due 7/13/22 (Collateralized by U.S. Treasury Obligations valued at $4,082,516, 1.25% - 6.75%, 8/15/26 - 2/15/32)	4,004,267	4,000,000
1.58%, dated 6/22/22 due 7/28/22 (Collateralized by U.S. Treasury Obligations valued at $5,101,853, 1.25% - 5.38%, 3/31/29 - 2/15/32)	5,007,900	5,000,000
Royal Bank of Canada at 1.55%, dated 6/30/22 due 7/5/22 (Collateralized by U.S. Treasury Obligations valued at $12,293,497, 1.38% - 3.13%, 8/15/23 - 8/15/44)	12,002,583	12,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,254,000,000)		4,254,000,000
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $6,138,934,977)		6,138,934,977
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,714,557
NET ASSETS - 100%		$6,142,649,534

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$196,901,000 due 7/01/22 at 1.55%
BNY Mellon Capital Markets LLC	$14,537,000
Bank Of America, N.A.	32,064,000
Bank of America Securities, Inc.	17,815,000
Citigroup Global Markets, Inc.	13,360,000
HSBC Securities (USA), Inc.	4,008,000
JPMorgan Securities LLC	6,680,000
Mitsubishi UFJ Securities Holdings Ltd.	4,453,000
Mizuho Securities USA, Inc.	2,227,000
Nomura Securities International	22,269,000
RBC Dominion Securities, Inc.	1,277,000
Sumitomo Mitsui Banking Corporation NY (DI)	38,131,000
Sumitomo Mitsui Banking Corporation (REPO)	38,299,000
Wells Fargo Securities LLC	1,781,000
$196,901,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $4,743,901,000) — See accompanying schedule: Unaffiliated issuers (cost $6,138,934,977)		$6,138,934,977
Cash		1,704
Receivable for investments sold		3,986,325
Receivable for fund shares sold		22,410,313
Interest receivable		3,144,679
Total assets		6,168,477,998
Liabilities
Payable for investments purchased	$10,943,332
Payable for fund shares redeemed	13,402,832
Accrued management fee	830,178
Distribution and service plan fees payable	188,829
Other affiliated payables	429,587
Other payables and accrued expenses	33,706
Total liabilities		25,828,464
Net Assets		$6,142,649,534
Net Assets consist of:
Paid in capital		$6,142,401,212
Total accumulated earnings (loss)		248,322
Net Assets		$6,142,649,534
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($1,710,203,981 ÷ 1,710,301,804 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($1,728,344,132 ÷ 1,728,387,682 shares)		$1.00
Service Class 2:
Net Asset Value, offering price and redemption price per share ($233,451,205 ÷ 233,453,008 shares)		$1.00
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,470,650,216 ÷ 2,470,067,601 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$12,436,012
Expenses
Management fee	$4,396,805
Transfer agent fees	2,183,897
Distribution and service plan fees	1,076,415
Accounting fees and expenses	239,827
Custodian fees and expenses	30,998
Independent trustees' fees and expenses	8,313
Audit	23,751
Legal	1,513
Miscellaneous	5,349
Total expenses before reductions	7,966,868
Expense reductions	(2,212,446)
Total expenses after reductions		5,754,422
Net investment income (loss)		6,681,590
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		13,258
Total net realized gain (loss)		13,258
Net increase in net assets resulting from operations		$6,694,848

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,681,590	$573,891
Net realized gain (loss)	13,258	(912)
Net increase in net assets resulting from operations	6,694,848	572,979
Distributions to shareholders	(6,737,914)	(542,266)
Share transactions - net increase (decrease)	1,044,750,012	(1,115,001,983)
Total increase (decrease) in net assets	1,044,706,946	(1,114,971,270)
Net Assets
Beginning of period	5,097,942,588	6,212,913,858
End of period	$6,142,649,534	$5,097,942,588

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Government Money Market Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	.001	–B	.003	.020	.016	.007
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.001	–B	.003	.020	.016	.007
Distributions from net investment income	(.001)	–B	(.003)	(.020)	(.016)	(.007)
Total distributions	(.001)	–B	(.003)	(.020)	(.016)	(.007)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D,E	.13%	.01%	.32%	2.02%	1.65%	.67%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.24%H	.23%	.24%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.18%H	.08%	.20%	.26%	.26%	.26%
Expenses net of all reductions	.18%H	.08%	.20%	.26%	.26%	.26%
Net investment income (loss)	.27%H	.01%	.29%	1.99%	1.65%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,710,204	$1,477,559	$2,255,440	$2,182,100	$2,166,787	$1,310,275

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	.001	–B	.003	.019	.015	.006
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.001	–B	.003	.019	.015	.006
Distributions from net investment income	(.001)	–B	(.003)	(.019)	(.015)	(.006)
Total distributions	(.001)	–B	(.003)	(.019)	(.015)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D,E	.10%	.01%	.28%	1.92%	1.55%	.57%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.34%H	.33%	.34%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.23%H	.08%	.23%	.36%	.36%	.36%
Expenses net of all reductions	.23%H	.08%	.23%	.36%	.36%	.36%
Net investment income (loss)	.21%H	.01%	.26%	1.89%	1.55%	.58%
Supplemental Data
Net assets, end of period (000 omitted)	$1,728,344	$1,447,279	$1,641,207	$1,179,143	$1,191,142	$1,025,081

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	.001	–B	.002	.017	.014	.004
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.001	–B	.002	.017	.014	.004
Distributions from net investment income	(.001)	–B	(.002)	(.017)	(.014)	(.004)
Total distributions	(.001)	–B	(.002)	(.017)	(.014)	(.004)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D,E	.08%	.01%	.24%	1.76%	1.40%	.42%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.49%H	.48%	.49%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.29%H	.08%	.28%	.51%	.51%	.51%
Expenses net of all reductions	.29%H	.08%	.28%	.51%	.51%	.51%
Net investment income (loss)	.16%H	.01%	.21%	1.74%	1.40%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$233,451	$203,035	$221,428	$220,990	$220,358	$202,591

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

VIP Government Money Market Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	.001	–B	.003	.020	.016	.006
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.001	–B	.003	.020	.016	.006
Distributions from net investment income	(.001)	–B	(.003)	(.020)	(.016)	(.006)
Total distributions	(.001)	–B	(.003)	(.020)	(.016)	(.006)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D,E	.12%	.01%	.31%	1.99%	1.63%	.65%
Ratios to Average Net AssetsA,F,G
Expenses before reductions	.26%H	.25%	.26%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.20%H	.08%	.21%	.28%	.28%	.28%
Expenses net of all reductions	.20%H	.08%	.21%	.28%	.28%	.28%
Net investment income (loss)	.25%H	.01%	.28%	1.97%	1.62%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,470,650	$1,970,069	$2,094,839	$1,939,981	$1,764,836	$1,287,257

 A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Government Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred Trustee compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax cost	$6,138,934,977

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(437)
Total capital loss carryforward	$(437)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by cash or government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is comprised of an income-based fee and an asset-based fee, and is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,650,683 or an annualized rate of .06% of the Fund's average net assets. For the reporting period, the Fund's total annualized management fee rate was .16% of the Fund's average net assets.

During the period, the investment adviser or its affiliates waived a portion of these fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$800,515
Service Class 2	275,900
$1,076,415

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$555,959.07
Service Class	544,350.07
Service Class 2	75,045.07
Investor Class	1,008,543.09
	$2,183,897

 (a) Annualized

During the period, the investment adviser or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Government Money Market Portfolio	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

4. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to avoid a negative yield. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Initial Class	$455,466
Service Class	803,603
Service Class 2	220,252
Investor Class	686,134

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $3,741.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $43,250.

5. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Government Money Market Portfolio
Distributions to shareholders
Initial Class	$2,103,537	$167,465
Service Class	1,655,988	154,032
Service Class 2	175,661	21,336
Investor Class	2,802,728	199,433
Total	$6,737,914	$542,266

6. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Government Money Market Portfolio
Initial Class
Shares sold	1,181,240,207	1,267,173,146	$1,181,240,207	$1,267,173,146
Reinvestment of distributions	2,103,528	167,465	2,103,528	167,465
Shares redeemed	(950,644,220)	(2,045,259,356)	(950,644,220)	(2,045,259,356)
Net increase (decrease)	232,699,515	(777,918,745)	$232,699,515	$(777,918,745)
Service Class
Shares sold	902,470,332	1,374,883,334	$902,470,334	$1,374,883,335
Reinvestment of distributions	1,655,990	154,033	1,655,988	154,032
Shares redeemed	(623,013,334)	(1,568,971,979)	(623,013,334)	(1,568,971,979)
Net increase (decrease)	281,112,988	(193,934,612)	$281,112,988	$(193,934,612)
Service Class 2
Shares sold	91,078,605	189,188,159	$91,078,605	$189,188,157
Reinvestment of distributions	175,661	21,334	175,661	21,336
Shares redeemed	(60,831,825)	(207,603,643)	(60,831,825)	(207,603,643)
Net increase (decrease)	30,422,441	(18,394,150)	$30,422,441	$(18,394,150)
Investor Class
Shares sold	835,063,358	545,811,804	$835,063,358	$545,811,804
Reinvestment of distributions	2,802,675	197,608	2,802,675	197,608
Shares redeemed	(337,350,965)	(670,763,888)	(337,350,965)	(670,763,888)
Net increase (decrease)	500,515,068	(124,754,476)	$500,515,068	$(124,754,476)

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Government Money Market Portfolio	44%	1	16%

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Government Money Market Portfolio
Initial Class	.18%
Actual		$1,000.00	$1,001.30	$.89-C
Hypothetical-D		$1,000.00	$1,023.90	$.90-C
Service Class	.23%
Actual		$1,000.00	$1,001.00	$1.14-C
Hypothetical-D		$1,000.00	$1,023.65	$1.15-C
Service Class 2.29%
Actual		$1,000.00	$1,000.80	$1.44-C
Hypothetical-D		$1,000.00	$1,023.36	$1.45-C
Investor Class	.20%
Actual		$1,000.00	$1,001.20	$.99-C
Hypothetical-D		$1,000.00	$1,023.80	$1.00-C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C If certain fees were not voluntarily waived by the investment adviser or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as shown in the table below.

 D 5% return per year before expenses

	Annualized Expense Ratio-(a)	Expenses Paid
VIP Government Money Market Portfolio
Initial Class	.24%
Actual		$1.19
Hypothetical-(b)		$1.20
Service Class	.34%
Actual		$1.69
Hypothetical-(b)		$1.71
Service Class 2.49%
Actual		$2.43
Hypothetical-(b)		$2.46
Investor Class	.26%
Actual		$1.29
Hypothetical-(b)		$1.30

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

VIPMM-SANN-0822
1.705628.124

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Holdings as of June 30, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
U.S. Treasury Obligations	26.5
German Federal Republic	1.7
CCO Holdings LLC/CCO Holdings Capital Corp.	1.5
JPMorgan Chase & Co.	1.2
TransDigm, Inc.	1.1
Fannie Mae	0.8
Freddie Mac	0.8
Citigroup, Inc.	0.7
United Kingdom, Great Britain and Northern Ireland	0.7
Bank of America Corp.	0.7
35.7

Market Sectors as of June 30, 2022

% of fund's net assets
Financials	8.2
Energy	7.9
Consumer Discretionary	7.3
Communication Services	7.3
Industrials	5.6
Materials	4.1
Information Technology	3.4
Health Care	3.1
Utilities	2.6
Consumer Staples	2.2
Real Estate	1.2

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations	29.1%
AAA,AA,A	5.3%
BBB	7.5%
BB	17.1%
B	21.9%
CCC,CC,C	3.5%
Not Rated	4.9%
Equities	2.6%
Short-Term Investments and Net Other Assets	8.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of June 30, 2022*,**,***
Preferred Securities	4.5%
Corporate Bonds	36.4%
U.S. Government and U.S. Government Agency Obligations	29.1%
Foreign Government & Government Agency Obligations	9.3%
Bank Loan Obligations	9.4%
Stocks	2.6%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	8.1%

 * Foreign investments - 22.7%

 ** Foreign Currency Contracts - (4.7)%

 *** Futures and Swaps - 10.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	77.3%
Germany	2.3%
Canada	1.5%
United Kingdom	1.5%
Netherlands	1.4%
Luxembourg	1.3%
Cayman Islands	1.2%
Mexico	1.2%
Israel	0.6%
Other	11.7%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 36.1%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		$119,924	$599,620
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		208,674	949,467
			1,549,087
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Cotai LLC 5% 2/24/27 (c)		287,602	244,462

TOTAL CONVERTIBLE BONDS			1,793,549

Nonconvertible Bonds - 36.0%
COMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 2.1%
Altice France SA:
5.125% 7/15/29 (d)		3,835,000	2,895,425
5.5% 1/15/28 (d)		1,190,000	943,075
5.5% 10/15/29 (d)		2,810,000	2,146,278
8.125% 2/1/27 (d)		370,000	340,544
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		100,000	88,050
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,630,000	2,360,425
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		325,000	268,938
5.625% 9/15/28 (d)		260,000	203,388
Cogent Communications Group, Inc. 7% 6/15/27 (d)		280,000	268,240
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	161,936
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		1,165,000	990,250
5.875% 10/15/27 (d)		620,000	557,444
6% 1/15/30 (d)		555,000	427,045
6.75% 5/1/29 (d)		745,000	612,763
8.75% 5/15/30 (d)		280,000	283,077
IHS Holding Ltd. 5.625% 11/29/26 (d)		595,000	487,454
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	881,454
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		605,000	529,375
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27 (d)		280,000	230,595
6% 2/15/28 (d)		235,000	168,874
10.75% 6/1/28 (d)		365,000	324,773
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		460,000	397,900
3.25% 2/21/23 (d)		450,000	448,875
5% 10/19/25 (d)		230,000	235,649
Qwest Corp. 7.25% 9/15/25		35,000	35,999
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,352,000	1,233,430
Sprint Capital Corp.:
6.875% 11/15/28		5,882,000	6,185,041
8.75% 3/15/32		1,346,000	1,619,884
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		455,000	410,638
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	529,440
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,097,613
Windstream Escrow LLC 7.75% 8/15/28 (d)		2,470,000	1,988,350
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	746,631
			30,098,853
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (d)		410,000	332,313
Interactive Media & Services - 0.1%
Baidu, Inc.:
1.72% 4/9/26		460,000	420,217
2.375% 10/9/30		270,000	227,462
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		240,000	221,670
2.39% 6/3/30 (d)		295,000	247,855
2.88% 4/22/31 (d)		200,000	172,078
3.975% 4/11/29 (d)		180,000	170,885
			1,460,167
Media - 3.3%
Altice Financing SA:
5% 1/15/28 (d)		2,250,000	1,813,140
5.75% 8/15/29 (d)		1,125,000	902,813
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	346,450
Cable Onda SA 4.5% 1/30/30 (d)		740,000	610,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		1,005,000	819,075
4.5% 8/15/30 (d)		4,690,000	3,894,004
4.5% 5/1/32		665,000	538,451
4.75% 3/1/30 (d)		4,810,000	4,113,753
5% 2/1/28 (d)		4,665,000	4,304,396
5.125% 5/1/27 (d)		1,840,000	1,736,500
5.375% 6/1/29 (d)		4,800,000	4,290,432
5.5% 5/1/26 (d)		1,225,000	1,195,245
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	897,450
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		570,000	409,864
CSC Holdings LLC:
3.375% 2/15/31 (d)		860,000	635,807
4.5% 11/15/31 (d)		1,435,000	1,106,600
5.375% 2/1/28 (d)		1,190,000	1,029,350
6.5% 2/1/29 (d)		1,320,000	1,188,198
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		2,455,000	613,750
DISH DBS Corp.:
5.25% 12/1/26 (d)		685,000	536,930
5.75% 12/1/28 (d)		685,000	507,181
Gannett Holdings LLC 6% 11/1/26 (d)		400,000	335,000
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		850,000	681,046
LCPR Senior Secured Financing DAC:
5.125% 7/15/29 (d)		1,370,000	1,143,950
6.75% 10/15/27 (d)		544,000	507,460
Nexstar Broadcasting, Inc.:
4.75% 11/1/28 (d)		1,335,000	1,144,763
5.625% 7/15/27 (d)		1,275,000	1,163,438
Quebecor Media, Inc. 5.75% 1/15/23		790,000	790,988
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		495,000	426,829
6.5% 9/15/28 (d)		1,325,000	1,024,059
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	138,277
Sirius XM Radio, Inc.:
3.125% 9/1/26 (d)		425,000	379,198
3.875% 9/1/31 (d)		570,000	453,863
4% 7/15/28 (d)		1,125,000	973,125
5% 8/1/27 (d)		800,000	742,016
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	289,491
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		1,500,000	720,000
Univision Communications, Inc.:
4.5% 5/1/29 (d)		570,000	477,103
7.375% 6/30/30 (d)		385,000	376,338
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	572,356
VTR Finance BV 6.375% 7/15/28 (d)		320,000	232,000
VZ Secured Financing BV 5% 1/15/32 (d)		1,105,000	917,150
Ziggo Bond Co. BV:
5.125% 2/28/30 (d)		315,000	247,089
6% 1/15/27 (d)		635,000	561,975
Ziggo BV 4.875% 1/15/30 (d)		430,000	364,723
			46,152,126
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (d)		525,000	488,250
Bharti Airtel International BV 5.35% 5/20/24 (d)		594,000	605,991
CT Trust 5.125% 2/3/32 (d)		625,000	500,781
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	162,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		1,160,000	957,000
Millicom International Cellular SA 4.5% 4/27/31 (d)		645,000	477,300
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (d)		170,000	164,985
6.5% 10/13/26 (d)		315,000	309,350
Sprint Corp. 7.625% 3/1/26		540,000	568,958
T-Mobile U.S.A., Inc. 3.5% 4/15/31		220,000	189,955
VimpelCom Holdings BV 7.25% 4/26/23 (d)		445,000	375,747
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		210,000	142,275
5.125% 1/15/28 (d)		620,000	459,498
			5,402,090
TOTAL COMMUNICATION SERVICES			83,445,549
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.2%
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	390,600
Dana, Inc. 4.5% 2/15/32		410,000	302,900
Exide Technologies:
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		384,000	0
11% 10/31/24 pay-in-kind (c)(d)(e)(f)		185,848	83,632
Metalsa SA de CV 3.75% 5/4/31 (d)		455,000	320,206
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		715,000	598,813
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		250,000	198,125
Tupy Overseas SA 4.5% 2/16/31 (d)		445,000	341,204
			2,235,480
Automobiles - 0.2%
Ford Motor Co. 3.25% 2/12/32		1,335,000	989,936
McLaren Finance PLC 7.5% 8/1/26 (d)		390,000	288,171
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)		1,395,000	1,247,130
			2,525,237
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		420,000	374,850
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,130,000	1,060,293
Service Corp. International 4% 5/15/31		570,000	486,638
Sotheby's 7.375% 10/15/27 (d)		295,000	273,398
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		430,000	369,077
TKC Holdings, Inc. 6.875% 5/15/28 (d)		635,000	543,897
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		475,000	447,688
			3,555,841
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (d)		570,000	494,714
4% 10/15/30 (d)		2,320,000	1,861,800
4.375% 1/15/28 (d)		560,000	489,608
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	210,010
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		270,000	229,080
Boyd Gaming Corp. 4.75% 6/15/31 (d)		715,000	604,189
Caesars Entertainment, Inc.:
4.625% 10/15/29 (d)		835,000	649,213
6.25% 7/1/25 (d)		2,520,000	2,428,600
8.125% 7/1/27 (d)		3,360,000	3,246,600
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	803,300
Carnival Corp.:
4% 8/1/28 (d)		855,000	701,100
7.625% 3/1/26 (d)		500,000	386,250
9.875% 8/1/27 (d)		1,000,000	968,750
10.5% 2/1/26 (d)		730,000	728,577
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		280,000	254,800
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	145,000
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (d)		1,175,000	1,001,688
6.75% 1/15/30 (d)		1,100,000	844,250
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		595,000	475,368
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29 (d)		330,000	279,889
4% 5/1/31 (d)		500,000	415,500
4.875% 1/15/30		975,000	881,156
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	409,829
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		395,000	334,025
Melco Resorts Finance Ltd.:
5.25% 4/26/26 (d)		620,000	437,100
5.75% 7/21/28 (d)		335,000	214,400
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	360,439
MGM Resorts International:
4.75% 10/15/28		665,000	559,232
6.75% 5/1/25		1,485,000	1,457,156
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	896,750
NCL Corp. Ltd.:
5.875% 3/15/26 (d)		695,000	545,499
5.875% 2/15/27 (d)		550,000	470,250
NCL Finance Ltd. 6.125% 3/15/28 (d)		270,000	196,425
Papa John's International, Inc. 3.875% 9/15/29 (d)		255,000	210,350
Peninsula Pacific Entertainment LLC 8.5% 11/15/27 (d)		665,000	698,250
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		1,285,000	914,869
5.875% 9/1/31 (d)		1,095,000	759,944
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (d)		415,000	301,651
10.875% 6/1/23 (d)		845,000	845,169
11.5% 6/1/25 (d)		734,000	754,185
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		560,000	473,866
Station Casinos LLC 4.625% 12/1/31 (d)		410,000	319,800
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	159,560
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	379,533
Viking Cruises Ltd. 13% 5/15/25 (d)		570,000	584,144
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	437,913
Yum! Brands, Inc. 4.625% 1/31/32		590,000	518,852
			31,338,633
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		410,000	301,083
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	294,233
Century Communities, Inc. 3.875% 8/15/29 (d)		420,000	328,524
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	63,196
Tempur Sealy International, Inc.:
3.875% 10/15/31 (d)		735,000	551,250
4% 4/15/29 (d)		790,000	636,377
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	240,115
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	759,011
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	746,482
			3,920,271
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	247,707
Angi Group LLC 3.875% 8/15/28 (d)		335,000	255,068
B2W Digital Lux SARL 4.375% 12/20/30 (d)		895,000	677,851
JD.com, Inc. 3.375% 1/14/30		850,000	776,875
Meituan:
2.125% 10/28/25 (d)		510,000	459,281
3.05% 10/28/30 (d)		335,000	249,042
Millennium Escrow Corp. 6.625% 8/1/26 (d)		570,000	460,023
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	152,398
3.257% 1/19/27 (d)		200,000	175,000
3.68% 1/21/30 (d)		370,000	295,376
4.027% 8/3/50 (d)		595,000	371,429
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		2,160,000	1,706,422
Uber Technologies, Inc.:
4.5% 8/15/29 (d)		1,260,000	1,036,350
6.25% 1/15/28 (d)		545,000	504,038
7.5% 9/15/27 (d)		2,950,000	2,857,901
8% 11/1/26 (d)		4,260,000	4,240,830
			14,465,591
Multiline Retail - 0.1%
Macy's Retail Holdings LLC:
5.875% 3/15/30 (d)		290,000	243,323
6.125% 3/15/32 (d)		280,000	233,800
Nordstrom, Inc.:
4.25% 8/1/31		1,160,000	879,083
4.375% 4/1/30		175,000	136,063
5% 1/15/44		80,000	57,000
6.95% 3/15/28		25,000	23,656
			1,572,925
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (d)		415,000	314,374
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	159,620
4.625% 11/15/29 (d)		450,000	371,813
4.75% 3/1/30		184,000	151,294
5% 2/15/32 (d)		485,000	396,488
At Home Group, Inc. 4.875% 7/15/28 (d)		285,000	206,625
Bath & Body Works, Inc.:
6.625% 10/1/30 (d)		330,000	285,034
6.75% 7/1/36		1,575,000	1,259,843
6.875% 11/1/35		430,000	349,375
7.5% 6/15/29		500,000	455,028
Carvana Co.:
4.875% 9/1/29 (d)		980,000	557,233
5.5% 4/15/27 (d)		590,000	380,749
Foot Locker, Inc. 4% 10/1/29 (d)		280,000	211,763
LCM Investments Holdings 4.875% 5/1/29 (d)		310,000	235,941
Michaels Companies, Inc. 5.25% 5/1/28 (d)		685,000	538,389
Victoria's Secret & Co. 4.625% 7/15/29 (d)		1,065,000	802,488
			6,676,057
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc.:
4.125% 8/15/31 (d)		280,000	198,172
4.25% 3/15/29 (d)		435,000	321,761
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		240,000	190,589
			710,522
TOTAL CONSUMER DISCRETIONARY			67,000,557
CONSUMER STAPLES - 1.7%
Beverages - 0.0%
Central American Bottling Corp. 5.25% 4/27/29 (d)		465,000	409,142
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	223,650
			632,792
Food & Staples Retailing - 0.8%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		525,000	424,890
4.625% 1/15/27 (d)		1,310,000	1,170,249
4.875% 2/15/30 (d)		5,365,000	4,602,312
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	378,866
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		420,000	419,737
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		1,185,000	1,136,341
Nestle Finance International Ltd. 1.5% 3/29/35 (Reg. S)	EUR	1,005,000	892,136
Performance Food Group, Inc.:
4.25% 8/1/29 (d)		400,000	334,000
5.5% 10/15/27 (d)		475,000	439,729
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	595,907
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	434,562
			10,828,729
Food Products - 0.8%
Adecoagro SA 6% 9/21/27 (d)		785,000	716,950
Camposol SA 6% 2/3/27 (d)		225,000	189,042
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	316,875
Darling Ingredients, Inc. 6% 6/15/30 (d)		375,000	373,744
JBS Finance Luxembourg SARL 2.5% 1/15/27 (d)		250,000	216,935
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (d)		1,085,000	1,026,735
6.5% 4/15/29 (d)		293,000	294,758
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (d)		555,000	480,386
4.375% 1/31/32 (d)		275,000	239,250
Pilgrim's Pride Corp. 4.25% 4/15/31 (d)		1,020,000	851,170
Post Holdings, Inc.:
4.5% 9/15/31 (d)		1,215,000	993,688
4.625% 4/15/30 (d)		3,850,000	3,248,515
5.5% 12/15/29 (d)		1,085,000	969,968
5.75% 3/1/27 (d)		143,000	138,531
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	363,522
TreeHouse Foods, Inc. 4% 9/1/28		220,000	179,243
			10,599,312
Household Products - 0.0%
Diamond BC BV 4.625% 10/1/29 (d)		335,000	267,900
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	346,488
			614,388
Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		685,000	645,613
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	593,000	542,071
Natura Cosmeticos SA 4.125% 5/3/28 (d)		670,000	552,817
			1,740,501
TOTAL CONSUMER STAPLES			24,415,722
ENERGY - 6.3%
Energy Equipment & Services - 0.6%
CGG SA 8.75% 4/1/27 (d)		590,000	501,500
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	544,813
Guara Norte SARL 5.198% 6/15/34 (d)		468,075	379,814
Nabors Industries Ltd.:
7.25% 1/15/26 (d)		595,000	527,676
7.5% 1/15/28 (d)		510,000	438,600
Nine Energy Service, Inc. 8.75% 11/1/23 (d)		300,000	190,039
NuStar Logistics LP 6% 6/1/26		640,000	598,400
Oleoducto Central SA 4% 7/14/27 (d)		900,000	744,670
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		985,000	966,531
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		200,000	199,163
6.95% 3/18/30 (Reg. S)		400,000	378,420
Summit Midstream Holdings LLC:
5.75% 4/15/25		285,000	223,013
8.5% (d)(h)		415,000	372,595
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		665,000	669,489
7.625% 11/7/24 (d)		855,000	879,474
8.375% 11/7/28 (d)		180,000	189,934
			7,804,131
Oil, Gas & Consumable Fuels - 5.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29 (d)		430,000	385,091
5.75% 1/15/28 (d)		955,000	869,451
Callon Petroleum Co. 6.125% 10/1/24		225,000	228,465
Canacol Energy Ltd. 5.75% 11/24/28 (d)		380,000	306,375
Cheniere Energy Partners LP:
3.25% 1/31/32 (d)		420,000	330,750
4% 3/1/31		910,000	773,773
Cheniere Energy, Inc. 4.625% 10/15/28		1,325,000	1,193,255
Chesapeake Energy Corp.:
5.875% 2/1/29 (d)		310,000	292,330
6.75% 4/15/29 (d)		440,000	425,493
7% 10/1/24 (c)(e)		360,000	0
8% 1/15/25 (c)(e)		180,000	0
8% 6/15/27 (c)(e)		115,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,123,663
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		470,000	433,890
7% 6/15/25 (d)		1,340,000	1,296,450
CNX Midstream Partners LP 4.75% 4/15/30 (d)		295,000	247,800
CNX Resources Corp. 6% 1/15/29 (d)		315,000	294,273
Colgate Energy Partners III LLC 5.875% 7/1/29 (d)		405,000	354,881
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		1,185,000	1,019,100
6.75% 3/1/29 (d)		1,030,000	922,293
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		1,265,000	1,077,198
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		960,000	854,400
5.75% 4/1/25		250,000	233,750
6% 2/1/29 (d)		1,685,000	1,470,297
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		245,000	219,724
CVR Energy, Inc.:
5.25% 2/15/25 (d)		895,000	822,872
5.75% 2/15/28 (d)		2,320,000	2,068,748
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		885,000	743,531
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		870,000	870,000
DT Midstream, Inc.:
4.125% 6/15/29 (d)		430,000	364,425
4.375% 6/15/31 (d)		430,000	360,125
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	828,281
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		1,090,000	934,675
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (d)		880,000	838,332
6.625% 7/15/25 (d)		335,000	336,642
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		570,000	503,082
Energean PLC 6.5% 4/30/27 (d)		550,000	485,994
Energy Transfer LP 5.5% 6/1/27		860,000	880,135
FEL Energy VI SARL 5.75% 12/1/40 (d)		268,438	195,087
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (d)		374,735	318,525
2.625% 3/31/36 (d)		1,080,000	872,978
GeoPark Ltd. 6.5% 9/21/24 (d)		322,000	326,689
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		460,000	385,234
5.125% 6/15/28 (d)		595,000	534,013
5.5% 10/15/30 (d)		275,000	246,813
5.625% 2/15/26 (d)		795,000	757,238
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		590,000	556,081
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28 (d)		400,000	342,576
6.375% 4/15/27 (d)		280,000	263,553
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	333,788
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		335,000	239,860
4.75% 4/24/25 (d)		105,000	98,129
5.75% 4/19/47 (d)		170,000	129,200
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,355,218
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		370,000	364,570
6.125% 6/30/25 (Reg. S) (d)		485,000	455,270
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		625,000	500,000
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		640,000	531,200
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		105,000	95,288
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		485,000	449,625
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	599,213
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	333,485
5.625% 5/1/27		305,000	298,900
NAK Naftogaz Ukraine:
7.375% 7/19/22 (Reg. S)		655,000	494,525
7.625% 11/8/26 (d)		230,000	69,403
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		1,035,000	937,463
6.75% 9/15/25 (d)		950,000	897,750
NGL Energy Partners LP/NGL Energy Finance Corp. 7.5% 4/15/26		195,000	145,817
NGPL PipeCo LLC 4.875% 8/15/27 (d)		150,000	148,401
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(e)		2,620,000	643,210
Occidental Petroleum Corp.:
3.5% 8/15/29		370,000	330,514
5.875% 9/1/25		670,000	667,086
6.2% 3/15/40		350,000	344,750
6.375% 9/1/28		670,000	678,375
6.45% 9/15/36		1,171,000	1,200,275
6.6% 3/15/46		705,000	748,710
6.625% 9/1/30		1,340,000	1,380,200
7.2% 3/15/29		240,000	247,200
7.5% 5/1/31		65,000	69,875
Parkland Corp.:
4.5% 10/1/29 (d)		440,000	356,682
4.625% 5/1/30 (d)		550,000	446,178
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,224,710
7.25% 6/15/25		1,145,000	1,070,289
9.25% 5/15/25 (d)		2,755,000	2,885,863
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	428,475
PDC Energy, Inc. 6.125% 9/15/24		100,000	99,320
Petrobras Global Finance BV:
6.75% 6/3/50		430,000	371,950
6.875% 1/20/40		309,000	291,387
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		480,000	26,400
6% 5/16/24 (d)(e)		585,000	32,175
6% 11/15/26 (d)(e)		930,000	51,150
12.75% 12/31/49 (d)(e)		110,000	6,050
Petroleos Mexicanos:
3.5% 1/30/23		750,000	735,938
4.875% 1/18/24		1,750,000	1,702,750
6.5% 3/13/27		240,000	207,180
6.5% 6/2/41		170,000	105,910
6.625% 6/15/35		1,965,000	1,342,586
6.7% 2/16/32		821,000	621,908
6.75% 9/21/47		798,000	488,775
6.875% 10/16/25		520,000	483,600
6.95% 1/28/60		545,000	335,448
7.69% 1/23/50		3,773,000	2,518,478
8.625% 12/1/23 (f)		250,000	247,656
Petronas Capital Ltd.:
3.404% 4/28/61 (d)		295,000	222,238
3.5% 4/21/30 (d)		230,000	217,327
PT Adaro Indonesia 4.25% 10/31/24 (d)		790,000	746,451
Qatar Petroleum:
1.375% 9/12/26 (d)		1,260,000	1,137,465
2.25% 7/12/31 (d)		1,135,000	970,425
3.125% 7/12/41 (d)		630,000	495,259
3.3% 7/12/51 (d)		625,000	483,711
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		1,365,000	1,246,245
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		940,000	869,383
3.5% 4/16/29 (d)		2,130,000	2,031,488
3.5% 11/24/70 (d)		460,000	323,150
4.25% 4/16/39 (d)		1,260,000	1,163,610
4.375% 4/16/49 (d)		355,000	314,796
Sibur Securities DAC 2.95% 7/8/25 (d)		225,000	67,500
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		355,000	328,641
2.7% 5/13/30 (d)		220,000	200,629
SM Energy Co.:
5.625% 6/1/25		330,000	311,850
6.625% 1/15/27		1,125,000	1,051,875
6.75% 9/15/26		250,000	235,841
Southwestern Energy Co.:
5.375% 3/15/30		560,000	515,200
5.95% 1/23/25 (f)		14,000	13,830
7.75% 10/1/27		680,000	693,600
SUEK Securities DAC 3.375% 9/15/26 (d)(e)		890,000	44,500
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	498,692
4.5% 4/30/30 (d)		555,000	448,098
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 9/1/31 (d)		420,000	346,500
7.5% 10/1/25 (d)		495,000	479,048
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	569,752
Teine Energy Ltd. 6.875% 4/15/29 (d)		445,000	413,850
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		650,000	479,375
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	55,901
Tullow Oil PLC:
7% 3/1/25 (d)		180,000	148,500
10.25% 5/15/26 (d)		991,000	946,405
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	156,250
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		355,000	310,527
4.125% 8/15/31 (d)		355,000	303,355
YPF SA:
8.5% 3/23/25 (d)		469,500	363,070
8.75% 4/4/24 (d)		1,102,500	894,265
			81,155,091
TOTAL ENERGY			88,959,222
FINANCIALS - 3.9%
Banks - 0.3%
Access Bank PLC 6.125% 9/21/26 (d)		630,000	507,071
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		90,000	89,888
BBVA Bancomer SA Texas Branch 6.75% 9/30/22 (d)		305,000	304,909
Development Bank of Mongolia 7.25% 10/23/23 (d)		105,000	101,378
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		825,000	805,613
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	205,777
Nordea Bank ABP 2.5% 5/23/29 (Reg. S)	EUR	1,344,000	1,335,744
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		80,000	44,000
Svenska Handelsbanken AB 3.25% 6/1/33 (Reg. S) (f)	EUR	945,000	945,669
			4,340,049
Capital Markets - 0.6%
AssuredPartners, Inc.:
5.625% 1/15/29 (d)		390,000	312,207
7% 8/15/25 (d)		245,000	230,120
Blackstone Holdings Finance Co. LLC 3.5% 6/1/34 (Reg. S)	EUR	1,204,000	1,176,275
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		725,000	567,247
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		420,000	264,371
3.625% 10/1/31 (d)		420,000	235,874
Credit Suisse Group AG 2.875% 4/2/32 (Reg. S) (f)	EUR	1,840,000	1,619,573
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	1,200,000	1,150,020
Deutsche Borse AG 1.5% 4/4/32 (Reg. S)	EUR	700,000	657,296
Hightower Holding LLC 6.75% 4/15/29 (d)		285,000	214,289
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		395,000	351,550
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		445,000	347,100
MSCI, Inc.:
3.25% 8/15/33 (d)		420,000	334,778
4% 11/15/29 (d)		340,000	301,352
			7,762,052
Consumer Finance - 1.3%
Ally Financial, Inc.:
8% 11/1/31		823,000	900,515
8% 11/1/31		5,273,000	5,861,808
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,585,000	1,427,245
3.625% 6/17/31		740,000	573,500
4% 11/13/30		2,525,000	2,045,894
5.113% 5/3/29		610,000	546,849
OneMain Finance Corp.:
4% 9/15/30		330,000	244,613
5.375% 11/15/29		500,000	405,180
6.625% 1/15/28		385,000	344,098
6.875% 3/15/25		2,580,000	2,445,221
7.125% 3/15/26		3,405,000	3,159,208
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25 (d)		500,000	437,125
5.1% 7/16/23 (d)		120,000	115,200
			18,506,456
Diversified Financial Services - 1.0%
1MDB Global Investments Ltd. 4.4% 3/9/23		4,000,000	3,878,250
Altus Midstream LP 5.875% 6/15/30 (d)		425,000	404,861
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		275,000	212,322
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	574,919
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	509,141
5.25% 5/15/27		2,150,000	1,902,750
6.25% 5/15/26		1,305,000	1,213,650
6.375% 12/15/25		2,785,000	2,632,688
Intercement Financial Operatio 5.75% 7/17/24 (d)		370,000	279,766
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	404,950
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		530,000	478,756
OEC Finance Ltd.:
4.375% 10/25/29 pay-in-kind (d)		367,028	10,827
5.25% 12/27/33 pay-in-kind (d)		336,672	10,437
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	160,885
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	199,123
Sparc Em Spc 0% 12/5/22 (d)		24,805	24,399
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		995,000	803,811
			13,701,535
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29 (d)		425,000	332,686
7% 11/15/25 (d)		1,805,000	1,623,476
10.125% 8/1/26 (d)		605,000	587,576
Alliant Holdings Intermediate LLC:
4.25% 10/15/27 (d)		665,000	575,604
5.875% 11/1/29 (d)		415,000	344,371
6.75% 10/15/27 (d)		965,000	856,322
Allianz SE 4.252% 7/5/52 (Reg. S) (f)	EUR	1,800,000	1,803,976
AmWINS Group, Inc. 4.875% 6/30/29 (d)		415,000	339,853
AXA SA 4.25% 3/10/43 (Reg. S) (f)	EUR	1,492,000	1,474,726
Berkshire Hathaway Finance Corp. 2% 3/18/34	EUR	1,172,000	1,050,993
HUB International Ltd.:
5.625% 12/1/29 (d)		595,000	491,501
7% 5/1/26 (d)		595,000	559,538
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	200,000	185,194
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		345,000	315,848
			10,541,664
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp. 5.25% 8/15/28		465,000	416,384
TOTAL FINANCIALS			55,268,140
HEALTH CARE - 2.1%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		280,000	242,900
Health Care Equipment & Supplies - 0.1%
American Medical Systems Europe 1.875% 3/8/34	EUR	772,000	672,423
Avantor Funding, Inc. 3.875% 11/1/29 (d)		275,000	240,529
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	201,186
			1,114,138
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29(d)		300,000	259,500
Cano Health, Inc. 6.25% 10/1/28 (d)		185,000	151,292
Centene Corp.:
4.25% 12/15/27		615,000	574,084
4.625% 12/15/29		2,150,000	2,004,875
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		1,150,000	841,971
5.25% 5/15/30 (d)		825,000	626,917
5.625% 3/15/27 (d)		400,000	338,548
6% 1/15/29 (d)		485,000	401,784
6.125% 4/1/30 (d)		1,145,000	698,450
8% 3/15/26 (d)		3,270,000	2,977,956
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		210,000	150,568
4.625% 6/1/30 (d)		1,590,000	1,239,981
HealthEquity, Inc. 4.5% 10/1/29 (d)		295,000	258,125
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	626,828
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		325,000	262,516
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	446,200
Molina Healthcare, Inc.:
3.875% 11/15/30 (d)		640,000	547,059
3.875% 5/15/32 (d)		550,000	461,222
4.375% 6/15/28 (d)		465,000	415,371
Option Care Health, Inc. 4.375% 10/31/29 (d)		300,000	257,250
Radiology Partners, Inc. 9.25% 2/1/28 (d)		2,690,000	2,020,244
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	531,562
Tenet Healthcare Corp.:
4.625% 7/15/24		126,000	120,926
4.625% 9/1/24 (d)		650,000	624,000
4.875% 1/1/26 (d)		1,625,000	1,495,000
5.125% 11/1/27 (d)		975,000	877,500
6.125% 10/1/28 (d)		1,140,000	975,589
6.125% 6/15/30 (d)		845,000	779,580
6.25% 2/1/27 (d)		1,850,000	1,702,768
			22,667,666
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	605,504
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		555,000	461,532
			1,067,036
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		475,000	412,229
4% 3/15/31 (d)		605,000	515,731
4.25% 5/1/28 (d)		185,000	166,187
Syneos Health, Inc. 3.625% 1/15/29 (d)		500,000	423,414
			1,517,561
Pharmaceuticals - 0.2%
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	800,000	698,983
Catalent Pharma Solutions:
3.5% 4/1/30 (d)		280,000	228,460
5% 7/15/27 (d)		205,000	192,973
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		1,015,000	898,275
5.125% 4/30/31 (d)		885,000	763,605
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		250,000	246,250
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	474,151
5.125% 5/9/29		275,000	226,531
			3,729,228
TOTAL HEALTH CARE			30,338,529
INDUSTRIALS - 3.7%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28 (d)		280,000	209,832
7.125% 6/15/26 (d)		570,000	464,550
7.5% 3/15/25 (d)		776,000	701,310
7.875% 4/15/27 (d)		2,685,000	2,212,325
BWX Technologies, Inc. 4.125% 6/30/28 (d)		630,000	560,700
DAE Funding LLC 1.55% 8/1/24 (d)		650,000	606,125
Embraer Netherlands Finance BV 5.05% 6/15/25		715,000	690,556
Moog, Inc. 4.25% 12/15/27 (d)		185,000	160,301
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	585,845
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	840,519
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,683,163
TransDigm, Inc.:
4.625% 1/15/29		930,000	748,669
5.5% 11/15/27		7,825,000	6,651,250
6.25% 3/15/26 (d)		955,000	920,381
6.375% 6/15/26		2,060,000	1,926,100
7.5% 3/15/27		960,000	905,674
			19,867,300
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (d)		280,000	227,465
5.125% 8/11/61 (d)		205,000	161,348
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	332,150
			720,963
Airlines - 0.6%
Air Canada 3.875% 8/15/26 (d)		425,000	359,503
Azul Investments LLP:
5.875% 10/26/24 (d)		765,000	578,436
7.25% 6/15/26 (d)		265,000	184,059
Delta Air Lines, Inc. 7% 5/1/25 (d)		164,000	165,999
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,231,110
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		2,045,000	2,009,826
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (d)		462,000	474,137
United Airlines, Inc.:
4.375% 4/15/26 (d)		1,450,000	1,277,697
4.625% 4/15/29 (d)		870,000	737,995
			8,018,762
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27 (d)		125,000	115,253
6.375% 6/15/30 (d)		280,000	273,440
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	234,709
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		185,000	148,881
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)		420,000	332,907
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29 (d)		475,000	372,367
			1,477,557
Commercial Services & Supplies - 0.7%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		815,000	591,830
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (d)		1,032,000	851,093
4.625% 6/1/28 (d)		683,000	552,692
CoreCivic, Inc. 8.25% 4/15/26		1,495,000	1,457,879
Covanta Holding Corp.:
4.875% 12/1/29 (d)		425,000	345,831
5% 9/1/30		670,000	546,921
GFL Environmental, Inc.:
4% 8/1/28 (d)		420,000	346,500
4.75% 6/15/29 (d)		575,000	475,813
IAA, Inc. 5.5% 6/15/27 (d)		250,000	232,860
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	499,228
Madison IAQ LLC:
4.125% 6/30/28 (d)		535,000	441,880
5.875% 6/30/29 (d)		425,000	325,686
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		285,000	257,465
4.75% 7/15/31 (d)		285,000	256,380
Pitney Bowes, Inc.:
6.875% 3/15/27 (d)		295,000	234,293
7.25% 3/15/29 (d)		295,000	223,179
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		335,000	294,025
The Brink's Co. 4.625% 10/15/27 (d)		620,000	550,929
The GEO Group, Inc.:
5.125% 4/1/23		695,000	656,087
5.875% 10/15/24		810,000	727,902
6% 4/15/26		521,000	424,485
			10,292,958
Construction & Engineering - 0.3%
AECOM 5.125% 3/15/27		625,000	590,625
Arcosa, Inc. 4.375% 4/15/29 (d)		415,000	352,150
Bouygues SA 3.25% 6/30/37	EUR	400,000	383,411
Indika Energy Capital III Pte. Ltd. 5.875% 11/9/24 (d)		256,000	248,608
Pike Corp. 5.5% 9/1/28 (d)		1,415,000	1,148,711
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		550,000	481,250
6% 12/1/29 (d)		505,000	396,541
6.125% 7/1/29 (d)		300,000	236,693
			3,837,989
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		590,000	500,367
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		445,000	394,743
Machinery - 0.0%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	384,100
Stevens Holding Co., Inc. 6.125% 10/1/26 (d)		155,000	149,188
			533,288
Marine - 0.1%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (d)		360,000	349,682
3.75% 4/6/27 (d)		570,000	536,051
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		215,000	200,084
Seaspan Corp. 5.5% 8/1/29 (d)		425,000	339,202
			1,425,019
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	441,813
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (d)		620,000	548,700
4% 7/1/29 (d)		280,000	244,140
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	374,770
			1,609,423
Road & Rail - 0.1%
Hertz Corp.:
4.625% 12/1/26 (d)		230,000	192,298
5% 12/1/29 (d)		450,000	346,500
5.5% 10/15/24 (c)(d)(e)		650,000	813
6% 1/15/28 (c)(d)(e)		575,000	33,781
6.25% 10/15/22 (c)(e)		670,000	838
7.125% 8/1/26 (c)(d)(e)		620,000	35,650
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		120,000	107,610
XPO Logistics, Inc. 6.25% 5/1/25 (d)		515,000	511,138
			1,228,628
Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	227,075
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	804,706
			1,031,781
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		765,000	702,031
3.875% 7/18/29 (Reg. S)		600,000	555,000
DP World Ltd. 5.625% 9/25/48 (d)		400,000	373,450
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		425,000	339,910
			1,970,391
TOTAL INDUSTRIALS			52,909,169
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (d)		585,000	487,853
Electronic Equipment & Components - 0.1%
II-VI, Inc. 5% 12/15/29 (d)		435,000	379,538
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	382,633
			762,171
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		430,000	356,823
Block, Inc. 3.5% 6/1/31 (d)		570,000	454,210
CA Magnum Holdings 5.375% (d)(h)		955,000	826,075
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	520,005
Gartner, Inc.:
3.625% 6/15/29 (d)		405,000	350,880
3.75% 10/1/30 (d)		685,000	583,106
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		610,000	514,285
5.25% 12/1/27 (d)		500,000	457,500
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	248,319
Unisys Corp. 6.875% 11/1/27 (d)		365,000	318,693
			4,629,896
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		690,000	607,570
Synaptics, Inc. 4% 6/15/29 (d)		350,000	284,193
			891,763
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	596,850
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		425,000	409,063
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		500,000	417,754
4.875% 7/1/29 (d)		475,000	389,975
Elastic NV 4.125% 7/15/29 (d)		810,000	676,172
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	513,787
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		575,000	459,879
MicroStrategy, Inc. 6.125% 6/15/28 (d)		995,000	792,348
NCR Corp.:
5% 10/1/28 (d)		335,000	284,045
5.25% 10/1/30 (d)		335,000	288,938
5.75% 9/1/27 (d)		485,000	430,452
6.125% 9/1/29 (d)		485,000	419,456
NortonLifeLock, Inc. 5% 4/15/25 (d)		530,000	516,750
Open Text Corp.:
3.875% 2/15/28 (d)		300,000	266,829
3.875% 12/1/29 (d)		300,000	252,495
Open Text Holdings, Inc.:
4.125% 2/15/30 (d)		300,000	259,515
4.125% 12/1/31 (d)		245,000	202,852
PTC, Inc.:
3.625% 2/15/25 (d)		350,000	331,023
4% 2/15/28 (d)		345,000	311,765
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (d)		1,165,000	866,469
			8,686,417
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		485,000	413,553
5.875% 4/24/25 (Reg. S)		200,000	205,834
			619,387
TOTAL INFORMATION TECHNOLOGY			16,077,487
MATERIALS - 3.2%
Chemicals - 1.3%
BASF AG:
1.5% 3/17/31 (Reg. S)	EUR	200,000	176,290
3.75% 6/29/32 (Reg. S)	EUR	1,300,000	1,329,522
Braskem Idesa SAPI 7.45% 11/15/29 (d)		125,000	107,719
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		620,000	562,191
Equate Petrochemical BV:
2.625% 4/28/28 (d)		275,000	242,688
4.25% 11/3/26 (d)		235,000	230,300
Gpd Companies, Inc. 10.125% 4/1/26 (d)		790,000	752,775
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	556,938
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		205,000	175,277
Lanxess AG 1.75% 3/22/28 (Reg. S)	EUR	1,100,000	1,032,193
Linde PLC:
1.375% 3/31/31 (Reg. S)	EUR	800,000	737,237
1.625% 3/31/35 (Reg. S)	EUR	1,100,000	955,718
LSB Industries, Inc. 6.25% 10/15/28 (d)		960,000	847,200
MEGlobal Canada, Inc. 5% 5/18/25 (d)		445,000	448,004
OCP SA:
3.75% 6/23/31 (d)		525,000	396,375
4.5% 10/22/25 (d)		115,000	113,009
5.625% 4/25/24 (d)		670,000	678,978
6.875% 4/25/44 (d)		95,000	78,868
Olympus Water U.S. Holding Corp. 4.25% 10/1/28 (d)		560,000	438,620
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (d)		630,000	558,062
2.875% 5/11/31 (d)		340,000	271,851
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (d)		725,000	708,688
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		400,000	338,000
SABIC Capital II BV 4% 10/10/23 (d)		560,000	560,700
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		635,000	553,390
5.875% 3/27/24		690,000	673,613
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		375,000	311,295
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		640,000	512,000
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,495,752
5.75% 11/15/28 (d)		995,000	847,969
The Scotts Miracle-Gro Co. 4% 4/1/31		595,000	444,763
Valvoline, Inc. 4.25% 2/15/30 (d)		435,000	363,225
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		1,300,000	957,125
			18,456,335
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		230,000	173,236
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		645,000	562,763
			735,999
Containers & Packaging - 0.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		300,000	256,068
4% 9/1/29 (d)		605,000	483,359
6% 6/15/27 (d)		280,000	276,500
Cascades, Inc.:
5.125% 1/15/26 (d)		300,000	273,945
5.375% 1/15/28 (d)		300,000	255,020
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (d)		330,000	310,078
8.75% 4/15/30 (d)		700,000	603,799
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,236,027
7.5% 12/15/96		160,000	160,642
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	292,913
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		355,000	300,881
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	211,089
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	352,751
			5,013,072
Metals & Mining - 1.4%
Alcoa Nederland Holding BV:
4.125% 3/31/29 (d)		775,000	692,959
6.125% 5/15/28 (d)		200,000	194,500
Algoma Steel SCA 0% 12/31/23 (c)		102,200	0
Allegheny Technologies, Inc.:
4.875% 10/1/29		280,000	223,297
5.125% 10/1/31		245,000	187,680
Antofagasta PLC:
2.375% 10/14/30 (d)		685,000	531,731
5.625% 5/13/32 (d)		260,000	249,600
Arconic Corp.:
6% 5/15/25 (d)		400,000	390,122
6.125% 2/15/28 (d)		875,000	817,058
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)(e)		445,000	44,027
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (d)		465,000	410,363
4.875% 3/1/31 (d)		465,000	409,976
5.875% 6/1/27		960,000	895,229
Compania de Minas Buenaventura SA 5.5% 7/23/26 (d)		245,000	220,941
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,181,025
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		105,000	91,632
3.15% 1/14/30 (d)		280,000	244,615
3.7% 1/30/50 (d)		650,000	484,575
Eldorado Gold Corp. 6.25% 9/1/29 (d)		420,000	338,494
Endeavour Mining PLC 5% 10/14/26 (d)		350,000	280,656
ERO Copper Corp. 6.5% 2/15/30 (d)		415,000	333,038
First Quantum Minerals Ltd.:
6.5% 3/1/24 (d)		610,000	588,078
6.875% 3/1/26 (d)		1,265,000	1,163,914
7.5% 4/1/25 (d)		1,330,000	1,261,006
FMG Resources Pty Ltd.:
4.375% 4/1/31 (d)		445,000	360,913
4.5% 9/15/27 (d)		485,000	432,863
5.125% 5/15/24 (d)		495,000	481,655
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	263,993
Gcm Mining Corp. 6.875% 8/9/26 (d)		655,000	510,081
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		160,000	160,180
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	301,241
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		570,000	541,500
JSW Steel Ltd. 3.95% 4/5/27 (d)		460,000	369,150
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	495,350
Metinvest BV:
7.75% 4/23/23 (d)		669,000	391,365
8.5% 4/23/26 (Reg. S)		200,000	103,170
Mineral Resources Ltd.:
8% 11/1/27 (d)		280,000	273,000
8.125% 5/1/27 (d)		960,000	933,758
8.5% 5/1/30 (d)		210,000	206,850
Murray Energy Corp.:
11.25% 12/31/49 (c)(d)(e)		490,000	0
12% 4/15/24 pay-in-kind (c)(d)(e)(f)		548,100	0
PT Freeport Indonesia:
4.763% 4/14/27 (d)		225,000	215,438
5.315% 4/14/32 (d)		385,000	349,388
6.2% 4/14/52 (d)		265,000	227,900
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (d)		125,000	123,920
5.45% 5/15/30 (d)		460,000	429,611
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		200,000	170,183
Stillwater Mining Co. 4% 11/16/26 (d)		820,000	680,600
TMK Capital SA 4.3% 2/12/27 (Reg. S)		400,000	60,000
Usiminas International SARL 5.875% 7/18/26 (d)		560,000	549,080
VM Holding SA 6.5% 1/18/28 (d)		525,000	501,473
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		185,000	161,043
			20,528,221
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		415,000	290,500
LABL, Inc. 5.875% 11/1/28 (d)		665,000	536,939
			827,439
TOTAL MATERIALS			45,561,066
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		415,000	334,952
Iron Mountain, Inc.:
4.875% 9/15/29 (d)		1,300,000	1,104,909
5% 7/15/28 (d)		630,000	557,983
5.25% 7/15/30 (d)		585,000	508,596
5.625% 7/15/32 (d)		585,000	494,662
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	518,700
4.625% 8/1/29		970,000	851,175
5% 10/15/27		1,860,000	1,701,286
SBA Communications Corp. 3.875% 2/15/27		890,000	812,383
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		940,000	773,047
6.5% 2/15/29 (d)		1,965,000	1,439,363
Uniti Group, Inc.:
6% 1/15/30 (d)		695,000	480,801
7.875% 2/15/25 (d)		920,000	887,708
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29 (d)		665,000	571,948
4.25% 12/1/26 (d)		1,140,000	1,041,173
4.625% 12/1/29 (d)		650,000	581,071
			12,659,757
Real Estate Management & Development - 0.3%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	603,688
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		850,000	649,188
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		550,000	407,000
Segro Capital SARL 1.875% 3/23/30 (Reg. S)	EUR	1,114,000	1,019,077
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (d)		635,000	527,358
5.875% 6/15/27 (d)		495,000	456,246
Vonovia SE 2.375% 3/25/32 (Reg. S)	EUR	400,000	344,126
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	236,575
			4,243,258
TOTAL REAL ESTATE			16,903,015
UTILITIES - 2.2%
Electric Utilities - 1.7%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		325,000	255,772
Clearway Energy Operating LLC:
3.75% 1/15/32 (d)		280,000	221,900
4.75% 3/15/28 (d)		365,000	328,384
Comision Federal de Electricid:
3.348% 2/9/31 (d)		130,000	99,515
4.688% 5/15/29 (d)		565,000	505,781
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (d)		355,000	317,281
6.75% 8/6/23 (d)		1,840,000	1,673,020
7.125% 2/11/25 (d)		75,000	63,014
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		605,000	540,634
Lamar Funding Ltd. 3.958% 5/7/25 (d)		600,000	569,738
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		655,000	526,988
NRG Energy, Inc.:
3.375% 2/15/29 (d)		305,000	245,955
3.625% 2/15/31 (d)		605,000	474,314
3.875% 2/15/32 (d)		700,000	555,998
5.75% 1/15/28		1,740,000	1,581,538
6.625% 1/15/27		410,000	401,544
ORSTED A/S 2.875% 6/14/33 (Reg. S)	EUR	988,000	1,006,423
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	375,121
3.95% 12/1/47		2,880,000	1,994,906
4% 12/1/46		1,315,000	922,346
4.25% 3/15/46		125,000	91,291
4.3% 3/15/45		315,000	229,010
4.55% 7/1/30		3,929,000	3,491,038
PG&E Corp.:
5% 7/1/28		1,345,000	1,135,019
5.25% 7/1/30		510,000	419,567
TenneT Holding BV:
2.375% 5/17/33 (Reg. S)	EUR	1,240,000	1,212,581
2.75% 5/17/42 (Reg. S)	EUR	1,135,000	1,061,884
Vistra Operations Co. LLC:
4.375% 5/1/29 (d)		1,105,000	924,476
5% 7/31/27 (d)		1,220,000	1,109,114
5.5% 9/1/26 (d)		820,000	774,355
5.625% 2/15/27 (d)		1,495,000	1,405,689
			24,514,196
Gas Utilities - 0.1%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		640,000	643,968
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		335,000	268,209
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	195,628
8% 3/1/32		335,000	391,528
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		570,000	484,714
			1,984,047
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		370,000	322,189
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		245,000	174,073
Energo-Pro A/S 8.5% 2/4/27 (d)		245,000	231,525
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,020,000	688,500
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		485,000	411,280
RWE AG 1% 11/26/33 (Reg. S)	EUR	900,000	688,663
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		488,750	437,523
			2,953,753
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		593,000	531,032
4.875% 4/23/30 (d)		95,000	99,293
			630,325
Water Utilities - 0.1%
Thames Water Utility Finance PLC 1.25% 1/31/32 (Reg. S)	EUR	1,370,000	1,071,420
TOTAL UTILITIES			31,153,741

TOTAL NONCONVERTIBLE BONDS			512,032,197

TOTAL CORPORATE BONDS
(Cost $591,293,670)			513,825,746

U.S. Government and Government Agency Obligations - 26.7%
U.S. Government Agency Obligations - 0.0%
Fannie Mae 0.625% 4/22/25		210,000	196,372
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$144,130
5.375% 4/1/56		302,000	376,190

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			716,692

U.S. Treasury Obligations - 26.6%
U.S. Treasury Bills, yield at date of purchase 0.66% to 1.59% 7/7/22 to 9/22/22 (i)		1,950,000	1,948,590
U.S. Treasury Bonds:
1.875% 11/15/51		6,237,000	4,679,699
2% 11/15/41		5,645,000	4,483,365
2% 8/15/51		19,356,000	14,959,315
2.25% 2/15/52 (j)		12,700,000	10,451,703
2.5% 2/15/45 (i)		17,524,000	14,862,543
2.875% 5/15/52		960,000	906,750
3% 5/15/45		1,800,000	1,669,641
3% 2/15/49		15,491,000	14,761,834
3.25% 5/15/42		600,000	585,563
4.75% 2/15/37 (i)		8,126,000	9,811,828
6.25% 8/15/23 (i)		2,249,000	2,333,952
U.S. Treasury Notes:
0.125% 8/31/22		5,100,000	5,087,819
0.125% 11/30/22		4,000,000	3,963,281
0.125% 12/31/22		3,400,000	3,359,359
0.125% 2/28/23		7,200,000	7,077,656
0.125% 3/31/23		3,000,000	2,941,758
0.125% 5/31/23		3,800,000	3,705,891
0.125% 8/15/23		374,000	362,196
0.125% 10/15/23		280,000	269,938
0.25% 5/15/24		73,000	69,381
0.25% 7/31/25		1,221,000	1,121,078
0.25% 9/30/25		1,207,000	1,102,755
0.25% 10/31/25		1,700,000	1,549,125
0.375% 10/31/23		2,000,000	1,932,813
0.375% 12/31/25		8,019,000	7,308,254
0.375% 1/31/26		2,100,000	1,909,523
0.5% 11/30/23		12,900,000	12,461,602
0.625% 7/31/26		2,400,000	2,176,500
0.75% 3/31/26		4,704,000	4,320,514
0.75% 8/31/26		3,400,000	3,094,797
0.875% 9/30/26		16,300,000	14,886,484
1% 7/31/28		4,418,000	3,907,341
1.125% 10/31/26		1,700,000	1,566,988
1.125% 8/31/28 (i)		54,982,000	48,931,757
1.25% 12/31/26		2,667,000	2,465,100
1.25% 9/30/28		2,930,000	2,624,296
1.375% 8/31/23		500,000	490,762
1.375% 10/31/28		3,514,000	3,168,228
1.5% 2/29/24		29,600,000	28,902,781
1.5% 9/30/24		1,995,000	1,929,851
1.5% 10/31/24		280,000	270,517
1.5% 1/31/27		4,595,000	4,290,222
1.5% 11/30/28		860,000	780,920
1.625% 11/15/22		3,584,000	3,574,760
1.625% 5/31/23		760,000	751,331
1.625% 9/30/26		4,153,000	3,917,609
1.75% 1/31/29		2,583,000	2,381,506
1.875% 2/28/27		27,200,000	25,818,750
1.875% 2/15/32		12,060,000	10,911,473
2.125% 7/31/24		9,671,000	9,501,758
2.25% 4/30/24		9,144,000	9,024,699
2.25% 3/31/26		3,329,000	3,234,592
2.5% 1/31/24		630,000	625,275
2.5% 2/28/26		7,215,000	7,076,337
2.5% 3/31/27		900,000	878,098
2.625% 5/31/27		2,000,000	1,962,188
2.75% 2/15/24		25,768,000	25,677,410
2.75% 5/31/29		1,155,000	1,132,261
2.875% 11/30/25		3,162,000	3,143,102
2.875% 4/30/29		3,300,000	3,261,328
2.875% 5/15/32		4,580,000	4,528,475
3.125% 11/15/28		1,580,000	1,583,271

TOTAL U.S. TREASURY OBLIGATIONS			378,468,493

Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24		1,030,000	993,906
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $408,679,904)			380,179,091

U.S. Government Agency - Mortgage Securities - 2.7%
Fannie Mae - 0.8%
1.5% 11/1/40 to 11/1/41		4,323,438	3,721,809
2.5% 9/1/51 to 12/1/51		2,405,141	2,171,549
3% 11/1/34 to 2/1/52		1,346,208	1,303,753
3.5% 11/1/51 to 3/1/52		4,744,145	4,577,221

TOTAL FANNIE MAE			11,774,332

Freddie Mac - 0.4%
1.5% 12/1/40 to 4/1/41		1,212,431	1,045,402
2.5% 5/1/41 to 12/1/51		2,068,544	1,898,272
3% 9/1/34		424,673	417,405
3.5% 3/1/50 to 3/1/52		3,017,787	2,918,292

TOTAL FREDDIE MAC			6,279,371

Ginnie Mae - 0.8%
2% 7/1/52 (k)		1,100,000	976,631
2% 7/1/52 (k)		300,000	266,354
2% 7/1/52 (k)		300,000	266,354
2% 7/1/52 (k)		300,000	266,354
2% 7/1/52 (k)		550,000	488,316
2% 7/1/52 (k)		300,000	266,354
2% 7/1/52 (k)		300,000	266,354
2% 7/1/52 (k)		1,000,000	887,847
2% 7/1/52 (k)		200,000	177,569
2% 7/1/52 (k)		1,900,000	1,686,908
2% 7/1/52 (k)		500,000	443,923
2% 8/1/52 (k)		1,600,000	1,419,117
2% 8/1/52 (k)		1,000,000	886,948
2% 8/1/52 (k)		1,050,000	931,295
3.5% 7/1/52 (k)		1,450,000	1,408,308

TOTAL GINNIE MAE			10,638,632

Uniform Mortgage Backed Securities - 0.7%
2% 7/1/52 (k)		1,900,000	1,648,666
2% 7/1/52 (k)		1,900,000	1,648,666
3% 7/1/52 (k)		3,500,000	3,257,459
3% 8/1/52 (k)		1,250,000	1,161,913
3.5% 7/1/52 (k)		200,000	192,273
4% 7/1/52 (k)		1,600,000	1,577,249

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			9,486,226

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $39,410,226)			38,178,561

Commercial Mortgage Securities - 0.4%
Freddie Mac: (Cost $5,930,793)		$	$
floater:
Series 2021-F114 Class A/S, 0.9392% 5/25/31 (f)		587,666	582,417
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.9192% 8/25/31 (f)(g)		3,388,000	3,337,330
sequential payer:
Series 2021-K135 Class A2, 2.154% 10/25/31		1,400,000	1,241,113
Series 2021-K136 Class A2, 2.127% 11/25/31		500,000	441,816
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $5,930,793)			5,602,676

Foreign Government and Government Agency Obligations - 9.3%
Angola Republic:
8.25% 5/9/28 (d)		610,000	506,300
8.75% 4/14/32 (d)		310,000	248,000
9.375% 5/8/48 (d)		85,000	62,050
9.5% 11/12/25 (d)		1,105,000	1,015,219
Arab Republic of Egypt:
5.8% 9/30/27 (d)		385,000	270,463
7.0529% 1/15/32 (d)		280,000	179,200
7.5% 1/31/27 (d)		2,485,000	1,932,088
7.6003% 3/1/29 (d)		500,000	363,750
7.903% 2/21/48 (d)		385,000	217,525
8.5% 1/31/47 (d)		580,000	340,750
8.7002% 3/1/49 (d)		340,000	200,600
Argentine Republic:
0.5% 7/9/30 (l)		7,000,308	1,529,567
1% 7/9/29		738,798	172,509
1.125% 7/9/35 (l)		1,857,241	388,163
2% 1/9/38 (l)		897,304	260,218
Australian Commonwealth 1.75% 6/21/51 (Reg. S)	AUD	1,375,000	602,660
Barbados Government 6.5% 10/1/29 (d)		859,000	823,996
Bermuda Government:
2.375% 8/20/30 (d)		55,000	45,935
3.375% 8/20/50 (d)		165,000	120,017
3.717% 1/25/27 (d)		645,000	622,143
4.75% 2/15/29 (d)		360,000	359,618
Brazilian Federative Republic:
2.875% 6/6/25		1,165,000	1,098,595
3.875% 6/12/30		830,000	695,540
7.125% 1/20/37		565,000	561,928
8.25% 1/20/34		1,045,000	1,132,715
Buenos Aires Province 3.9% 9/1/37 (d)(l)		550,000	167,681
Cameroon Republic 5.95% 7/7/32 (d)	EUR	585,000	452,815
Canadian Government:
1.25% 3/1/27	CAD	3,000,000	2,144,096
1.5% 6/1/31	CAD	1,925,000	1,297,296
2% 12/1/51	CAD	715,000	434,144
Chilean Republic:
2.45% 1/31/31		1,355,000	1,154,968
2.75% 1/31/27		310,000	289,850
3.5% 1/31/34		200,000	177,600
4% 1/31/52		200,000	165,700
4.34% 3/7/42		260,000	232,050
Colombian Republic:
3% 1/30/30		1,025,000	781,114
3.125% 4/15/31		535,000	396,836
3.25% 4/22/32		290,000	210,395
4.125% 5/15/51		220,000	132,110
5% 6/15/45		855,000	572,209
5.2% 5/15/49		650,000	441,716
6.125% 1/18/41		40,000	31,345
7.375% 9/18/37		140,000	129,308
Costa Rican Republic:
5.625% 4/30/43 (d)		200,000	150,538
6.125% 2/19/31 (d)		150,000	139,528
7% 4/4/44 (d)		60,000	51,518
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		300,000	84,033
7.55% 3/28/30 (d)(e)		235,000	65,826
7.85% 3/14/29 (d)(e)		415,000	116,246
Dominican Republic:
4.5% 1/30/30 (d)		225,000	179,550
4.875% 9/23/32 (d)		860,000	661,018
5.875% 1/30/60 (d)		270,000	184,241
5.95% 1/25/27 (d)		445,000	424,919
6% 7/19/28 (d)		360,000	333,630
6.4% 6/5/49 (d)		160,000	118,980
6.5% 2/15/48 (d)		65,000	48,843
6.5% 2/15/48 (Reg. S)		150,000	112,716
6.85% 1/27/45 (d)		300,000	238,463
6.875% 1/29/26 (d)		780,000	794,528
7.45% 4/30/44 (d)		335,000	286,174
Ecuador Republic:
1% 7/31/35 (d)(l)		705,000	348,226
5% 7/31/30 (d)(l)		1,320,000	864,435
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	25,139
7.1246% 1/20/50 (d)		290,000	88,051
7.625% 2/1/41 (d)		90,000	27,917
7.75% 1/24/23 (d)		730,000	513,190
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	478,194
3% 9/15/51 (d)		430,000	324,463
3.125% 4/16/30 (d)		715,000	679,384
3.125% 9/30/49 (d)		920,000	714,610
3.875% 4/16/50 (d)		620,000	551,529
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		720,000	515,160
Gabonese Republic 7% 11/24/31 (d)		455,000	328,738
Georgia Republic 2.75% 4/22/26 (d)		480,000	397,890
German Federal Republic:
0% 3/10/23 (Reg. S)	EUR	4,225,000	4,425,375
0% 8/15/31	EUR	2,516,126	2,341,561
0% 2/15/32 (Reg. S)	EUR	18,090,000	16,655,417
Ghana Republic:
7.75% 4/7/29 (d)		560,000	275,730
8.125% 1/18/26 (d)		70,000	50,216
8.627% 6/16/49 (d)		30,000	14,025
10.75% 10/14/30 (d)		360,000	306,000
Guatemalan Republic:
4.9% 6/1/30 (d)		230,000	209,703
5.375% 4/24/32 (d)		380,000	349,909
6.125% 6/1/50 (d)		225,000	188,691
Hungarian Republic:
2.125% 9/22/31 (d)		205,000	158,273
5.25% 6/16/29 (d)		295,000	293,925
5.5% 6/16/34 (d)		305,000	295,892
Indonesian Republic:
3.85% 10/15/30		330,000	313,356
4.1% 4/24/28		665,000	653,279
4.35% 1/11/48		300,000	261,408
4.4% 6/6/27 (d)		345,000	342,413
5.125% 1/15/45 (d)		825,000	787,966
5.25% 1/17/42 (d)		305,000	296,765
5.95% 1/8/46 (d)		350,000	364,831
6.625% 2/17/37 (d)		220,000	240,048
6.75% 1/15/44 (d)		330,000	377,474
7.75% 1/17/38 (d)		730,000	869,521
8.5% 10/12/35 (Reg. S)		875,000	1,100,750
Islamic Republic of Pakistan:
6% 4/8/26 (d)		730,000	489,180
6.875% 12/5/27 (d)		130,000	87,409
8.25% 4/15/24 (d)		95,000	73,494
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,395,000	5,554,342
5.5% 12/4/23		1,628,000	1,683,019
3.375% 1/15/50		595,000	479,895
3.8% 5/13/60 (Reg. S)		340,000	282,710
Ivory Coast:
5.875% 10/17/31 (d)	EUR	500,000	409,454
6.125% 6/15/33 (d)		400,000	311,575
6.375% 3/3/28 (d)		490,000	433,129
Jamaican Government:
6.75% 4/28/28		255,000	262,698
7.875% 7/28/45		160,000	169,120
Japan Government:
0.1% 12/20/30	JPY	467,600,000	3,406,091
0.4% 3/20/56	JPY	230,150,000	1,305,755
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	518,147
7.375% 10/10/47 (d)		110,000	80,183
7.75% 1/15/28 (d)		320,000	299,160
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	551,950
3.625% 3/4/28 (d)		315,000	310,275
3.75% 1/21/55 (d)		655,000	536,281
4.5% 10/26/46 (d)		640,000	583,200
4.5% 4/22/60 (d)		225,000	207,000
4.625% 10/4/47 (d)		330,000	305,250
Korean Republic 1% 9/16/30		590,000	492,314
Lebanese Republic:
5.8% 12/31/49 (e)		625,000	40,938
6.375% 12/31/49 (e)		810,000	53,055
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)		200,000	52,000
5.1% 3/28/35(Reg. S) (e)		600,000	150,000
Mongolia Government 5.125% 4/7/26 (d)		480,000	427,253
Moroccan Kingdom:
2.375% 12/15/27 (d)		520,000	423,540
4% 12/15/50 (d)		200,000	121,000
5.5% 12/11/42 (d)		70,000	50,873
Panamanian Republic:
2.252% 9/29/32		400,000	312,700
3.16% 1/23/30		440,000	391,958
3.298% 1/19/33		445,000	381,365
3.87% 7/23/60		715,000	507,337
3.875% 3/17/28		555,000	529,782
4.5% 5/15/47		250,000	206,453
4.5% 4/16/50		780,000	637,309
Peoples Republic of China 1.2% 10/21/30 (d)		430,000	369,564
Peruvian Republic:
2.783% 1/23/31		1,775,000	1,510,747
3% 1/15/34		440,000	361,020
3.3% 3/11/41		360,000	271,080
Province of Santa Fe 7% 3/23/23 (d)		367,500	341,775
Provincia de Cordoba:
6.875% 12/10/25 (d)		1,051,837	801,566
6.99% 6/1/27 (d)		515,562	332,634
Republic of Armenia 7.15% 3/26/25 (d)		245,000	241,065
Republic of Benin:
4.875% 1/19/32 (d)	EUR	510,000	380,732
5.75% 3/26/26 (d)	EUR	245,000	251,260
Republic of Iraq 5.8% 1/15/28 (Reg. S)		225,000	202,050
Republic of Kenya:
6.875% 6/24/24 (d)		540,000	453,600
7% 5/22/27 (d)		475,000	349,125
Republic of Nigeria:
6.125% 9/28/28 (d)		545,000	385,008
6.375% 7/12/23 (d)		385,000	377,300
6.5% 11/28/27 (d)		225,000	170,438
7.143% 2/23/30 (d)		360,000	252,000
7.625% 11/21/25 (d)		1,575,000	1,386,000
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	167,316
4.95% 4/28/31 (d)		480,000	442,890
5.4% 3/30/50 (d)		445,000	344,124
Republic of Serbia 2.125% 12/1/30 (d)		525,000	382,594
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	193,388
3.9% 10/19/31 (d)		395,000	279,463
4.75% 2/20/24 (d)		215,000	204,962
Republic of Zambia 8.97% 7/30/27 (d)		335,000	194,677
Romanian Republic:
3% 2/27/27 (d)		470,000	414,423
3% 2/14/31 (d)		600,000	461,550
3.375% 1/28/50 (Reg. S)	EUR	170,000	105,310
3.625% 3/27/32 (d)		470,000	366,982
4.375% 8/22/23 (d)		210,000	209,514
Rwanda Republic 5.5% 8/9/31 (d)		595,000	467,187
South African Republic 4.85% 9/30/29		235,000	200,602
Spanish Kingdom 1.9% 10/31/52 (Reg. S) (d)	EUR	370,000	291,920
State of Qatar:
3.75% 4/16/30 (d)		1,875,000	1,856,250
4% 3/14/29 (d)		580,000	585,800
4.4% 4/16/50 (d)		520,000	498,550
4.817% 3/14/49 (d)		1,060,000	1,065,300
5.103% 4/23/48 (d)		370,000	387,113
9.75% 6/15/30 (d)		295,000	407,469
Sultanate of Oman:
5.375% 3/8/27 (d)		120,000	116,250
5.625% 1/17/28 (d)		1,465,000	1,406,400
6% 8/1/29 (d)		450,000	432,563
6.25% 1/25/31 (d)		425,000	410,656
6.75% 1/17/48 (d)		750,000	645,000
Turkish Republic:
4.25% 3/13/25		590,000	505,667
4.25% 4/14/26		215,000	172,779
4.75% 1/26/26		980,000	808,500
4.875% 10/9/26		650,000	519,716
4.875% 4/16/43		715,000	421,761
5.125% 2/17/28		520,000	395,948
5.75% 3/22/24		260,000	240,793
5.75% 5/11/47		375,000	230,461
6% 1/14/41		165,000	104,497
6.125% 10/24/28		365,000	286,479
6.35% 8/10/24		270,000	249,210
6.375% 10/14/25		720,000	635,760
7.25% 12/23/23		560,000	545,055
Ukraine Government:
1.258% 5/31/40 (d)(f)		370,000	90,650
6.876% 5/21/29 (d)		170,000	40,800
7.253% 3/15/33 (d)		585,000	143,325
7.375% 9/25/32 (d)		285,000	69,825
7.75% 9/1/22 (d)		566,000	305,640
7.75% 9/1/23 (d)		1,345,000	416,950
7.75% 9/1/24 (d)		1,505,000	376,250
7.75% 9/1/26 (d)		200,000	50,500
7.75% 9/1/27 (d)		110,000	27,775
United Arab Emirates 4.05% 7/7/32 (d)(k)		440,000	442,750
United Kingdom, Great Britain and Northern Ireland 0.375% 10/22/26 (Reg. S)	GBP	8,580,000	9,764,501
United Mexican States:
2.659% 5/24/31		510,000	419,730
3.25% 4/16/30		620,000	545,329
3.5% 2/12/34		610,000	504,470
3.75% 1/11/28		590,000	566,105
3.75% 4/19/71		660,000	418,193
4.5% 4/22/29		345,000	334,995
5.75% 10/12/2110		840,000	703,133
6.05% 1/11/40		670,000	657,982
Uruguay Republic 5.1% 6/18/50		675,000	677,025
Venezuelan Republic:
9.25% 9/15/27 (e)		2,395,000	203,575
11.95% 8/5/31 (Reg. S) (e)		1,090,000	92,650
12.75% 8/23/22 (e)		190,000	16,388
Vietnamese Socialist Republic 5.5% 3/12/28		1,763,000	1,746,802
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $163,186,832)			131,805,367
		Shares	Value

Common Stocks - 2.5%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.0%
New Cotai LLC/New Cotai Capital Corp. (b)(c)(m)		247,076	2
Media - 0.1%
iHeartMedia, Inc. (m)		5,655	44,618
Nexstar Broadcasting Group, Inc. Class A		6,300	1,026,144
			1,070,762

TOTAL COMMUNICATION SERVICES			1,070,764

CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Exide Technologies (c)(m)		2,115	2,115
Exide Technologies (c)(m)		124,905	1
Exide Technologies (c)(m)		84	54,600
UC Holdings, Inc. (c)(m)		33,750	168,075
			224,791
Hotels, Restaurants & Leisure - 0.1%
Boyd Gaming Corp.		12,300	611,925
Caesars Entertainment, Inc. (m)		32,600	1,248,580
Studio City International Holdings Ltd.:
ADR (m)		11,100	23,865
ADR (d)		10,083	21,678
			1,906,048
Household Durables - 0.1%
Tempur Sealy International, Inc.		33,400	713,758
Specialty Retail - 0.1%
Lowe's Companies, Inc.		2,900	506,543
RH (m)		1,300	275,938
Williams-Sonoma, Inc.		3,900	432,705
			1,215,186

TOTAL CONSUMER DISCRETIONARY			4,059,783

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (b)(c)(m)		40,826	996,154
Food Products - 0.1%
Darling Ingredients, Inc. (m)		9,200	550,160
JBS SA		109,400	660,357
Reddy Ice Holdings, Inc. (c)(m)		2,286	126
			1,210,643

TOTAL CONSUMER STAPLES			2,206,797

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (j)(m)		5,989	35,275
Forbes Energy Services Ltd. (c)(m)		6,562	1
Jonah Energy Parent LLC (c)(m)		15,708	714,714
Superior Energy Services, Inc. Class A (c)(m)		5,560	142,340
			892,330
Oil, Gas & Consumable Fuels - 0.6%
Antero Resources Corp. (m)		12,900	395,385
California Resources Corp.		105,452	4,059,902
California Resources Corp. warrants 10/27/24 (m)		3,099	31,827
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (c)(m)		13	22
Series B warrants 10/1/25 (c)(m)		13	22
Cheniere Energy, Inc.		8,900	1,183,967
Chesapeake Energy Corp.		13,074	1,060,301
Chesapeake Energy Corp. (b)(m)		1,691	137,140
Civitas Resources, Inc.		3,070	160,530
EP Energy Corp. (c)(m)		52,316	489,155
Mesquite Energy, Inc. (c)(m)		15,322	898,303
Unit Corp. (m)		2,069	104,774
			8,521,328

TOTAL ENERGY			9,413,658

FINANCIALS - 0.1%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (c)(m)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.		29,400	1,098,972
Diversified Financial Services - 0.0%
Axis Energy Services, LLC Class A (c)(m)		395	126

TOTAL FINANCIALS			1,099,101

HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
UnitedHealth Group, Inc.		1,400	719,082
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (m)		1,800	385,146
IQVIA Holdings, Inc. (m)		4,300	933,057
			1,318,203

TOTAL HEALTH CARE			2,037,285

INDUSTRIALS - 0.1%
Building Products - 0.0%
Carrier Global Corp.		11,700	417,222
Electrical Equipment - 0.0%
Array Technologies, Inc. (m)		300	3,303
Professional Services - 0.1%
ASGN, Inc. (m)		10,500	947,625
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (c)(m)		321	44,356
Class B (c)(m)		107	14,785
			59,141
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)		16,755	19
Class A2 (b)(c)(m)		16,755	19
Class A3 (b)(c)(m)		16,755	19
Class A4 (b)(c)(m)		16,755	19
Class A5 (b)(c)(m)		16,755	19
Class A6 (b)(c)(m)		16,755	19
Class A7 (b)(c)(m)		16,755	19
Class A8 (b)(c)(m)		16,755	19
Class A9 (b)(c)(m)		16,755	19
			171

TOTAL INDUSTRIALS			1,427,462

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
CDW Corp.		5,000	787,800
IT Services - 0.2%
Global Payments, Inc.		12,100	1,338,744
GTT Communications, Inc. rights (c)(m)		27,222	27,222
SS&C Technologies Holdings, Inc.		15,008	871,515
			2,237,481
Semiconductors & Semiconductor Equipment - 0.3%
KLA Corp.		900	287,172
Lam Research Corp.		1,800	767,070
Marvell Technology, Inc.		15,400	670,362
Microchip Technology, Inc.		11,800	685,344
NXP Semiconductors NV		3,000	444,090
onsemi (m)		21,400	1,076,634
			3,930,672
Software - 0.0%
Salesforce.com, Inc. (m)		3,800	627,152

TOTAL INFORMATION TECHNOLOGY			7,583,105

MATERIALS - 0.4%
Chemicals - 0.2%
CF Industries Holdings, Inc.		12,300	1,054,479
The Chemours Co. LLC		42,600	1,364,052
			2,418,531
Containers & Packaging - 0.1%
Berry Global Group, Inc. (m)		21,000	1,147,440
WestRock Co.		23,900	952,176
			2,099,616
Metals & Mining - 0.1%
Algoma Steel Group, Inc.		21,960	197,201
Algoma Steel SCA (c)(m)		10,220	0
Elah Holdings, Inc. (m)		14	966
First Quantum Minerals Ltd.		54,800	1,039,633
			1,237,800

TOTAL MATERIALS			5,755,947

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.		18,400	702,328
PG&E Corp. (m)		56,566	564,529
Portland General Electric Co.		140	6,766
			1,273,623
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (c)		901	10,817
PureWest Energy rights (c)(m)		543	0
			10,817

TOTAL UTILITIES			1,284,440

TOTAL COMMON STOCKS
(Cost $28,273,617)			35,938,342

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (c)(m)		187	174,050
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)		8,042,141	2,716
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $460,804)			176,766
		Principal Amount(n)	Value

Bank Loan Obligations - 1.4%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.17% 12/12/26 (f)(g)(o)		474,088	434,975
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (f)(g)(o)		262,211	244,774
Securus Technologies Holdings Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (f)(g)(o)		412,442	374,036
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 3/9/27 (f)(g)(o)		409,763	376,617
			1,430,402
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9.1808% 5/25/26 (f)(g)(o)		358,274	355,884
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.1661% 9/19/26 (f)(g)(o)		134,627	132,421
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 6.2543% 6/10/29 (f)(g)(o)		35,000	33,279
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9161% 1/31/29 (f)(g)(o)		354,113	330,210
			851,794

TOTAL COMMUNICATION SERVICES			2,282,196

CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.750% 11.5% 12/16/25 (f)(g)(o)		50,896	46,528
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 12/17/28 (f)(g)(o)		104,475	94,028
			140,556
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (f)(g)(o)		305,000	291,784
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5443% 1/15/27 (f)(g)(o)		591,233	564,628
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (f)(g)(o)		838,737	770,380
			1,626,792
Hotels, Restaurants & Leisure - 0.0%
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 5.5341% 1/27/29 (f)(g)(o)		174,563	160,533
Light & Wonder, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 3.250% 4.3577% 4/7/29 (f)(g)(o)		110,000	104,225
			264,758
Specialty Retail - 0.1%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (f)(g)(o)		267,300	219,483
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 2/5/26 (f)(g)(o)		955,719	885,235
			1,104,718

TOTAL CONSUMER DISCRETIONARY			3,136,824

CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 5.4031% 1/24/29 (f)(g)(o)		105,000	97,519
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% 12/31/49 (c)(e)(f)(o)		61,482	0
Oil, Gas & Consumable Fuels - 0.0%
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8.6661% 8/1/23 (f)(g)(o)		72,399	71,328
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(o)		283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(o)		122,000	0
			71,328

TOTAL ENERGY			71,328

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.1398% 2/27/28 (f)(g)(o)		534,600	513,050
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.9161% 2/15/27 (f)(g)(o)		64,675	60,903
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.0093% 11/12/27 (f)(g)(o)		638,178	592,069
			652,972

TOTAL FINANCIALS			1,166,022

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (f)(g)(o)		971,743	917,083
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.9631% 11/15/28 (f)(g)(o)		329,175	308,437
			1,225,520
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.0091% 2/15/29 (f)(g)(o)		1,308,261	1,201,154
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (g)(o)(p)		221,739	203,585
			1,404,739

TOTAL HEALTH CARE			2,630,259

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/8/26 (f)(g)(o)		136,162	125,201
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.1661% 4/4/26 (f)(g)(o)		73,206	67,312
			192,513
Airlines - 0.1%
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (f)(g)(o)		425,000	389,938
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (f)(g)(o)		205,000	203,526
			593,464
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.0622% 5/17/28 (f)(g)(o)		1,128,600	869,022
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.8417% 2/25/29 (f)(g)(o)		1,045,000	896,746
			1,765,768
Commercial Services & Supplies - 0.1%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.6253% 12/20/29 (c)(f)(g)(o)		50,000	46,000
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 5.1253% 12/21/28 (f)(g)(o)		250,000	233,125
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(o)		138,600	125,895
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 6.1875% 12/10/26 (c)(f)(g)(o)		401,025	379,971
			784,991
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 6/4/28 (f)(g)(o)		302,713	278,647

TOTAL INDUSTRIALS			3,615,383

INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 3/31/28 (f)(g)(o)		99,003	92,290
IT Services - 0.1%
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2044% 2/16/28 (f)(g)(o)		60,938	57,281
Camelot Finance SA Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 10/31/26 (f)(g)(o)		58,500	55,234
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 8.5% 5/31/25 (f)(g)(o)		745,026	581,843
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (f)(g)(o)		530,775	502,909
			1,197,267
Software - 0.2%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4161% 10/2/25 (f)(g)(o)		1,614,806	1,500,429
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6661% 6/2/28 (f)(g)(o)		317,600	292,646
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.8249% 8/31/28 (f)(g)(o)		308,450	285,976
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.6661% 4/22/28 (f)(g)(o)		308,450	284,416
Ultimate Software Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.2116% 5/3/26 (f)(g)(o)		659,996	616,687
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6661% 2/28/27 (f)(g)(o)		122,188	114,704
			3,094,858

TOTAL INFORMATION TECHNOLOGY			4,384,415

MATERIALS - 0.0%
Chemicals - 0.0%
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (f)(g)(o)		169,150	157,151
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (f)(g)(o)		129,350	122,430
			279,581
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 5.8753% 3/30/29 (f)(g)(o)		420,000	391,847
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (f)(g)(o)		79,000	66,558
			458,405

TOTAL MATERIALS			737,986

UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.6875% 6/23/25 (f)(g)(o)		1,646,400	1,548,439
TOTAL BANK LOAN OBLIGATIONS
(Cost $21,541,153)			19,670,371
		Shares	Value

Fixed-Income Funds - 8.8%
Fidelity Floating Rate Central Fund (q)
(Cost $136,126,336)		1,335,206	125,389,199
		Principal Amount(a)	Value

Preferred Securities - 4.5%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(h)		800,000	692,692
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(h)	EUR	1,800,000	1,534,963
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		1,685,000	1,698,423
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
DCP Midstream Partners LP 7.375% (f)(h)		775,000	683,347
Energy Transfer LP:
6.25% (f)(h)		4,050,000	3,130,951
6.625% (f)(h)		1,515,000	1,153,341
7.125% (f)(h)		410,000	355,493
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (f)(h)		550,000	93,399
MPLX LP 6.875% (f)(h)		1,550,000	1,512,039
Summit Midstream Partners LP 9.5% (f)(h)		148,000	106,737
			7,035,307
FINANCIALS - 3.5%
Banks - 3.3%
Banco Do Brasil SA 6.25% (d)(f)(h)		560,000	501,276
Banco Mercantil del Norte SA:
6.75% (d)(f)(h)		350,000	328,819
6.875% (d)(f)(h)		960,000	968,573
7.625% (d)(f)(h)		210,000	198,794
Bank of America Corp.:
5.2% (f)(h)		3,717,000	3,463,360
5.875% (f)(h)		5,125,000	4,588,275
6.25% (f)(h)		1,410,000	1,398,295
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		340,000	296,262
5.35% 11/12/29 (d)(f)		180,000	170,058
Citigroup, Inc.:
4.7% (f)(h)		3,805,000	3,166,162
5% (f)(h)		3,245,000	2,903,646
5.9% (f)(h)		1,455,000	1,457,813
5.95% (f)(h)		2,675,000	2,687,358
6.3% (f)(h)		270,000	254,109
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(h)		625,000	635,609
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(h)		200,000	199,682
Huntington Bancshares, Inc. 5.7% (f)(h)		650,000	564,602
Itau Unibanco Holding SA 6.125% (d)(f)(h)		785,000	754,787
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 4.2869% (f)(g)(h)		2,145,000	2,028,819
4% (f)(h)		4,805,000	4,005,915
4.6% (f)(h)		1,225,000	1,058,096
5% (f)(h)		1,660,000	1,499,115
6% (f)(h)		6,524,000	6,278,253
6.125% (f)(h)		850,000	814,254
6.75% (f)(h)		400,000	413,858
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(h)		455,000	425,098
NBK Tier 1 Ltd. 3.625% (d)(f)(h)		230,000	209,249
Tinkoff Credit Systems 6% (d)(f)(h)		275,000	63,743
Wells Fargo & Co.:
5.875% (f)(h)		2,600,000	2,541,418
5.9% (f)(h)		3,065,000	2,779,278
			46,654,576
Capital Markets - 0.2%
Goldman Sachs Group, Inc.:
4.4% (f)(h)		420,000	362,727
4.95% (f)(h)		710,000	652,924
5% (f)(h)		2,951,000	2,529,199
			3,544,850
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(h)		1,822	33

TOTAL FINANCIALS			50,199,459

INDUSTRIALS - 0.1%
Marine - 0.1%
DP World Salaam 6% (Reg. S) (f)(h)		600,000	619,488
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Network i2i Ltd.:
3.975% (d)(f)(h)		315,000	265,716
5.65% (d)(f)(h)		570,000	534,046
			799,762
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(h)		595,000	514,536
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
MAF Global Securities Ltd. 5.5% (Reg. S) (f)(h)		600,000	608,827
TOTAL PREFERRED SECURITIES
(Cost $71,430,913)			63,703,457
		Shares	Value

Money Market Funds - 8.8%
Fidelity Cash Central Fund 1.58% (r)		115,481,375	115,504,471
Fidelity Securities Lending Cash Central Fund 1.58%(r)(s)		10,165,243	10,166,260
TOTAL MONEY MARKET FUNDS
(Cost $125,662,177)			125,670,731
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,591,996,425)			1,440,140,307
NET OTHER ASSETS (LIABILITIES) - (1.2)%			(16,593,757)
NET ASSETS - 100%			$1,423,546,550

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 7/1/52	$(1,600,000)	$(1,420,555)
2% 7/1/52	(1,050,000)	(932,239)
2% 7/1/52	(500,000)	(443,923)

TOTAL GINNIE MAE		(2,796,717)

Uniform Mortgage Backed Securities
2% 7/1/52	(1,900,000)	(1,648,666)
2% 7/1/52	(1,900,000)	(1,648,666)
3% 7/1/52	(1,250,000)	(1,163,378)
3.5% 7/1/52	(200,000)	(192,273)
4% 7/1/52	(1,600,000)	(1,577,249)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(6,230,232)

TOTAL TBA SALE COMMITMENTS
(Proceeds $8,941,515)		$(9,026,949)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	510	Sept. 2022	$60,450,938	$(678,596)	$(678,596)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	260	Sept. 2022	54,604,063	(276,622)	(276,622)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	8	Sept. 2022	898,000	(7,453)	(7,453)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	195	Sept. 2022	30,097,031	(721,783)	(721,783)
TOTAL FUTURES CONTRACTS					$(1,684,454)

The notional amount of futures purchased as a percentage of Net Assets is 10.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $174,910,446.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	232,501	USD	242,103	HSBC Bank	7/1/22	$1,546
EUR	281,973	USD	295,276	Morgan Stanley Cap. Group, Inc	7/1/22	217
EUR	1,323,552	USD	1,386,059	National Australia Bank	7/1/22	958
AUD	269,000	USD	186,599	HSBC Bank	7/14/22	(909)
EUR	326,000	USD	345,160	BNP Paribas S.A.	7/14/22	(3,320)
EUR	344,000	USD	362,046	BNP Paribas S.A.	7/14/22	(1,331)
EUR	1,723,000	USD	1,793,667	Bank of America, N.A.	7/14/22	13,055
EUR	475,000	USD	503,410	Barclays Bank PLC	7/14/22	(5,329)
EUR	884,000	USD	928,881	Brown Brothers Harriman & Co	7/14/22	(1,926)
EUR	2,096,000	USD	2,210,106	Brown Brothers Harriman & Co	7/14/22	(12,260)
EUR	779,000	USD	815,476	HSBC Bank	7/14/22	1,376
EUR	402,000	USD	426,734	Morgan Stanley Cap. Group, Inc	7/14/22	(5,200)
EUR	465,000	USD	487,548	National Australia Bank	7/14/22	47
EUR	358,000	USD	376,684	State Street Bank and Trust Co	7/14/22	(1,289)
GBP	159,000	USD	192,975	Brown Brothers Harriman & Co	7/14/22	607
JPY	23,937,000	USD	179,901	Brown Brothers Harriman & Co	7/14/22	(3,380)
USD	784,632	AUD	1,100,000	Brown Brothers Harriman & Co	7/14/22	25,305
USD	3,971,911	CAD	5,055,000	Royal Bank of Canada	7/14/22	44,833
USD	2,107,984	EUR	2,026,000	Bank of America, N.A.	7/14/22	(16,461)
USD	52,330,535	EUR	49,312,000	Barclays Bank PLC	7/14/22	622,426
USD	792,273	EUR	752,000	Citibank, N. A.	7/14/22	3,733
USD	524,197	EUR	503,000	HSBC Bank	7/14/22	(3,244)
USD	546,139	EUR	524,000	HSBC Bank	7/14/22	(3,322)
USD	642,697	EUR	611,000	HSBC Bank	7/14/22	2,008
USD	303,928	EUR	290,000	Morgan Stanley Cap. Group, Inc	7/14/22	(164)
USD	1,371,919	EUR	1,309,000	National Australia Bank	7/14/22	(686)
USD	188,534	EUR	179,000	National Australia Bank	7/14/22	836
USD	231,815	EUR	220,000	Royal Bank of Canada	7/14/22	1,125
USD	10,092,389	GBP	8,084,000	Brown Brothers Harriman & Co	7/14/22	250,142
USD	4,942,680	JPY	661,166,000	Royal Bank of Canada	7/14/22	66,995
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$976,388
					Unrealized Appreciation	1,035,209
					Unrealized Depreciation	(58,821)

For the period, the average contract value for forward foreign currency contracts was $174,910,446. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

USD – U.S. dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,685,270 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $416,804,304 or 29.3% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,520,980.

 (j) Security or a portion of the security is on loan at period end.

 (k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (l) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (m) Non-income producing

 (n) Amount is stated in United States dollars unless otherwise noted.

 (o) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $221,739 and $205,663, respectively.

 (q) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (s) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$16,014
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$119,924
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$208,674
New Cotai LLC/New Cotai Capital Corp.	9/11/20	$1,223,948
Southeastern Grocers, Inc.	6/1/18	$287,174
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$122,864,292	$260,726,462	$268,086,283	$247,399	$--	$--	$115,504,471	0.2%
Fidelity Floating Rate Central Fund	148,227,047	5,004,205	18,738,406	3,004,735	(826,770)	(8,276,877)	125,389,199	4.3%
Fidelity Mortgage Backed Securities Central Fund	1,965	3	1,936	4	(53)	21	--	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	--	32,220,014	22,053,754	23,474	--	--	10,166,260	0.0%
Total	$271,093,304	$297,950,684	$308,880,379	$3,275,612	$(826,823)	$(8,276,856)	$251,059,930

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,070,764	$1,070,762	$--	$2
Consumer Discretionary	4,233,833	3,834,992	--	398,841
Consumer Staples	2,206,797	1,210,517	--	996,280
Energy	9,413,658	7,169,101	--	2,244,557
Financials	1,099,101	1,098,972	--	129
Health Care	2,037,285	2,037,285	--	--
Industrials	1,430,178	1,368,150	--	62,028
Information Technology	7,583,105	7,555,883	--	27,222
Materials	5,755,947	5,755,947	--	--
Utilities	1,284,440	1,273,623	--	10,817
Corporate Bonds	513,825,746	--	511,877,483	1,948,263
U.S. Government and Government Agency Obligations	380,179,091	--	380,179,091	--
U.S. Government Agency - Mortgage Securities	38,178,561	--	38,178,561	--
Commercial Mortgage Securities	5,602,676	--	5,602,676	--
Foreign Government and Government Agency Obligations	131,805,367	--	131,805,367	--
Bank Loan Obligations	19,670,371	--	19,244,400	425,971
Fixed-Income Funds	125,389,199	125,389,199	--	--
Preferred Securities	63,703,457	--	63,703,457	--
Money Market Funds	125,670,731	125,670,731	--	--
Total Investments in Securities:	$1,440,140,307	$283,435,162	$1,150,591,035	$6,114,110
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$1,035,209	$--	$1,035,209	$--
Total Assets	$1,035,209	$--	$1,035,209	$--
Liabilities
Futures Contracts	$(1,684,454)	$(1,684,454)	$--	$--
Forward Foreign Currency Contracts	(58,821)	--	(58,821)	--
Total Liabilities	$(1,743,275)	$(1,684,454)	$(58,821)	$--
Total Derivative Instruments:	$(708,066)	$(1,684,454)	$976,388	$--
Other Financial Instruments:
TBA Sale Commitments	$(9,026,949)	$--	$(9,026,949)	$--
Total Other Financial Instruments:	$(9,026,949)	$--	$(9,026,949)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$1,035,209	$(58,821)
Total Foreign Exchange Risk	1,035,209	(58,821)
Interest Rate Risk
Futures Contracts(b)	0	(1,684,454)
Total Interest Rate Risk	0	(1,684,454)
Total Value of Derivatives	$1,035,209	$(1,743,275)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,042,570) — See accompanying schedule: Unaffiliated issuers (cost $1,330,207,912)	$1,189,080,377
Fidelity Central Funds (cost $261,788,513)	251,059,930
Total Investment in Securities (cost $1,591,996,425)		$1,440,140,307
Cash		3,364,582
Foreign currency held at value (cost $52,400)		52,279
Receivable for investments sold		2,856,996
Receivable for TBA sale commitments		8,941,515
Unrealized appreciation on forward foreign currency contracts		1,035,209
Receivable for fund shares sold		93,960
Dividends receivable		15,015
Interest receivable		12,629,169
Distributions receivable from Fidelity Central Funds		111,898
Receivable for daily variation margin on futures contracts		1,100,901
Total assets		1,470,341,831
Liabilities
Payable for investments purchased
Regular delivery	$5,580,408
Delayed delivery	20,455,883
TBA sale commitments, at value	9,026,949
Unrealized depreciation on forward foreign currency contracts	58,821
Payable for fund shares redeemed	527,267
Accrued management fee	663,151
Distribution and service plan fees payable	112,233
Other affiliated payables	147,218
Other payables and accrued expenses	57,091
Collateral on securities loaned	10,166,260
Total liabilities		46,795,281
Net Assets		$1,423,546,550
Net Assets consist of:
Paid in capital		$1,550,858,543
Total accumulated earnings (loss)		(127,311,993)
Net Assets		$1,423,546,550
Net Asset Value and Maximum Offering Price
Initial Class:
Net Asset Value, offering price and redemption price per share ($72,369,608 ÷ 6,999,631 shares)		$10.34
Service Class:
Net Asset Value, offering price and redemption price per share ($462,490 ÷ 44,793 shares)		$10.33
Service Class 2:
Net Asset Value, offering price and redemption price per share ($527,299,088 ÷ 51,654,687 shares)		$10.21
Investor Class:
Net Asset Value, offering price and redemption price per share ($823,415,364 ÷ 79,968,633 shares)		$10.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends		$2,413,227
Interest		23,033,807
Income from Fidelity Central Funds (including $23,474 from security lending)		3,275,612
Total income		28,722,646
Expenses
Management fee	$4,267,488
Transfer agent fees	683,916
Distribution and service plan fees	720,533
Accounting fees	263,182
Custodian fees and expenses	20,218
Independent trustees' fees and expenses	2,413
Registration fees	65
Audit	51,505
Legal	34,958
Miscellaneous	2,979
Total expenses before reductions	6,047,257
Expense reductions	(17,702)
Total expenses after reductions		6,029,555
Net investment income (loss)		22,693,091
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,259,029
Fidelity Central Funds	(826,823)
Forward foreign currency contracts	8,972,363
Foreign currency transactions	(490,406)
Futures contracts	(12,556,599)
Total net realized gain (loss)		(2,642,436)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(206,630,166)
Fidelity Central Funds	(8,276,856)
Forward foreign currency contracts	(911,891)
Assets and liabilities in foreign currencies	(7,602)
Futures contracts	(1,914,743)
TBA sale commitments	(84,675)
Total change in net unrealized appreciation (depreciation)		(217,825,933)
Net gain (loss)		(220,468,369)
Net increase (decrease) in net assets resulting from operations		$(197,775,278)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,693,091	$42,613,129
Net realized gain (loss)	(2,642,436)	27,637,272
Change in net unrealized appreciation (depreciation)	(217,825,933)	(12,779,803)
Net increase (decrease) in net assets resulting from operations	(197,775,278)	57,470,598
Distributions to shareholders	(1,586,514)	(68,953,706)
Share transactions - net increase (decrease)	(68,105,847)	144,097,619
Total increase (decrease) in net assets	(267,467,639)	132,614,511
Net Assets
Beginning of period	1,691,014,189	1,558,399,678
End of period	$1,423,546,550	$1,691,014,189

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Strategic Income Portfolio Initial Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.74	$11.81	$11.45	$10.75	$11.50	$11.07
Income from Investment Operations
Net investment income (loss)A,B	.167	.327	.380	.421	.418C	.399
Net realized and unrealized gain (loss)	(1.556)	.113	.477	.749	(.716)C	.462
Total from investment operations	(1.389)	.440	.857	1.170	(.298)	.861
Distributions from net investment income	–	(.320)	(.385)	(.385)	(.444)	(.371)
Distributions from net realized gain	(.011)	(.190)	(.112)	(.085)	(.008)	(.060)
Total distributions	(.011)	(.510)	(.497)	(.470)	(.452)	(.431)
Net asset value, end of period	$10.34	$11.74	$11.81	$11.45	$10.75	$11.50
Total ReturnD,E,F	(11.84)%	3.74%	7.52%	10.89%	(2.57)%	7.79%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.67%I	.66%	.67%	.67%	.66%	.67%
Expenses net of fee waivers, if any	.67%I	.66%	.67%	.67%	.66%	.67%
Expenses net of all reductions	.67%I	.66%	.66%	.66%	.66%	.67%
Net investment income (loss)	3.05%I	2.72%	3.32%	3.67%	3.66%	3.45%
Supplemental Data
Net assets, end of period (000 omitted)	$72,370	$84,605	$79,320	$83,769	$82,529	$96,952
Portfolio turnover rateJ	89%I	103%	116%	144%	118%	124%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$11.81	$11.42	$10.72	$11.47	$11.05
Income from Investment Operations
Net investment income (loss)A,B	.161	.315	.371	.409	.406C	.389
Net realized and unrealized gain (loss)	(1.550)	.105	.489	.750	(.715)C	.461
Total from investment operations	(1.389)	.420	.860	1.159	(.309)	.850
Distributions from net investment income	–	(.310)	(.358)	(.374)	(.433)	(.370)
Distributions from net realized gain	(.011)	(.190)	(.112)	(.085)	(.008)	(.060)
Total distributions	(.011)	(.500)	(.470)	(.459)	(.441)	(.430)
Net asset value, end of period	$10.33	$11.73	$11.81	$11.42	$10.72	$11.47
Total ReturnD,E,F	(11.85)%	3.57%	7.56%	10.82%	(2.68)%	7.71%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.77%I	.76%	.77%	.77%	.76%	.77%
Expenses net of fee waivers, if any	.77%I	.76%	.77%	.77%	.76%	.77%
Expenses net of all reductions	.77%I	.76%	.77%	.76%	.76%	.77%
Net investment income (loss)	2.95%I	2.62%	3.21%	3.57%	3.56%	3.35%
Supplemental Data
Net assets, end of period (000 omitted)	$462	$502	$426	$1,945	$1,745	$1,899
Portfolio turnover rateJ	89%I	103%	116%	144%	118%	124%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.61	$11.69	$11.34	$10.65	$11.40	$10.98
Income from Investment Operations
Net investment income (loss)A,B	.151	.293	.348	.389	.385C	.368
Net realized and unrealized gain (loss)	(1.540)	.108	.471	.745	(.709)C	.459
Total from investment operations	(1.389)	.401	.819	1.134	(.324)	.827
Distributions from net investment income	–	(.292)	(.357)	(.359)	(.418)	(.347)
Distributions from net realized gain	(.011)	(.189)	(.112)	(.085)	(.008)	(.060)
Total distributions	(.011)	(.481)	(.469)	(.444)	(.426)	(.407)
Net asset value, end of period	$10.21	$11.61	$11.69	$11.34	$10.65	$11.40
Total ReturnD,E,F	(11.97)%	3.44%	7.25%	10.66%	(2.82)%	7.54%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.92%I	.91%	.92%	.92%	.91%	.92%
Expenses net of fee waivers, if any	.92%I	.91%	.92%	.92%	.91%	.92%
Expenses net of all reductions	.92%I	.91%	.91%	.91%	.91%	.92%
Net investment income (loss)	2.80%I	2.47%	3.07%	3.42%	3.41%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$527,299	$619,208	$534,029	$502,859	$397,785	$374,227
Portfolio turnover rateJ	89%I	103%	116%	144%	118%	124%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio Investor Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.70	$11.77	$11.41	$10.71	$11.46	$11.03
Income from Investment Operations
Net investment income (loss)A,B	.165	.322	.375	.416	.413C	.394
Net realized and unrealized gain (loss)	(1.554)	.114	.478	.750	(.715)C	.463
Total from investment operations	(1.389)	.436	.853	1.166	(.302)	.857
Distributions from net investment income	–	(.316)	(.381)	(.381)	(.440)	(.367)
Distributions from net realized gain	(.011)	(.190)	(.112)	(.085)	(.008)	(.060)
Total distributions	(.011)	(.506)	(.493)	(.466)	(.448)	(.427)
Net asset value, end of period	$10.30	$11.70	$11.77	$11.41	$10.71	$11.46
Total ReturnD,E,F	(11.88)%	3.72%	7.51%	10.89%	(2.62)%	7.78%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.70%I	.69%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.70%I	.69%	.70%	.70%	.70%	.71%
Expenses net of all reductions	.70%I	.69%	.70%	.70%	.70%	.71%
Net investment income (loss)	3.02%I	2.69%	3.28%	3.63%	3.63%	3.41%
Supplemental Data
Net assets, end of period (000 omitted)	$823,415	$986,699	$944,625	$969,943	$907,456	$1,072,701
Portfolio turnover rateJ	89%I	103%	116%	144%	118%	124%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, futures contracts, swaps, foreign currency transactions, defaulted bonds, market discount, partnerships and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$26,711,651
Gross unrealized depreciation	(176,338,529)
Net unrealized appreciation (depreciation)	$(149,626,878)
Tax cost	$1,588,973,685

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
VIP Strategic Income Portfolio
Foreign Exchange Risk
Forward Foreign Currency Contracts	$8,972,363	$(911,891)
Total Foreign Exchange Risk	8,972,363	(911,891)
Interest Rate Risk
Futures Contracts	(12,556,599)	(1,914,743)
Total Interest Rate Risk	(12,556,599)	(1,914,743)
Totals	$(3,584,236)	$(2,826,634)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Strategic Income Portfolio	302,083,071	405,681,511

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$239
Service Class 2	720,294
$720,533

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Initial Class	$26,622.07
Service Class	162.07
Service Class 2	195,920.07
Investor Class	461,212.10
	$683,916

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
VIP Strategic Income Portfolio	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
VIP Strategic Income Portfolio	$171

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Strategic Income Portfolio	490,314	1,051,602	385,641

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
VIP Strategic Income Portfolio	$1,363

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Strategic Income Portfolio	$2,542	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,595.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $13,107.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Strategic Income Portfolio
Distributions to shareholders
Initial Class	$78,764	$3,507,252
Service Class	469	20,980
Service Class 2	585,167	24,471,364
Investor Class	922,114	40,954,110
Total	$1,586,514	$68,953,706

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Strategic Income Portfolio
Initial Class
Shares sold	510,690	886,557	$5,653,062	$10,638,576
Reinvestment of distributions	6,891	299,350	78,764	3,507,252
Shares redeemed	(722,856)	(695,312)	(8,013,495)	(8,347,425)
Net increase (decrease)	(205,275)	490,595	$(2,281,669)	$5,798,403
Service Class
Shares sold	5,968	6,908	$63,646	$83,589
Reinvestment of distributions	15	628	169	7,345
Shares redeemed	(4,019)	(815)	(42,852)	(9,769)
Net increase (decrease)	1,964	6,721	$20,963	$81,165
Service Class 2
Shares sold	4,164,530	9,835,013	$45,386,480	$116,858,955
Reinvestment of distributions	51,785	2,112,196	585,167	24,471,364
Shares redeemed	(5,902,042)	(4,306,582)	(63,883,105)	(51,228,532)
Net increase (decrease)	(1,685,727)	7,640,627	$(17,911,458)	$90,101,787
Investor Class
Shares sold	2,012,714	4,444,658	$22,047,340	$53,219,559
Reinvestment of distributions	80,958	3,510,351	922,114	40,954,110
Shares redeemed	(6,482,677)	(3,858,381)	(70,903,137)	(46,057,405)
Net increase (decrease)	(4,389,005)	4,096,628	$(47,933,683)	$48,116,264

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Strategic Income Portfolio	61%	2	22%

13. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

14. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Strategic Income Portfolio
Initial Class	.67%
Actual		$1,000.00	$881.60	$3.13
Hypothetical-C		$1,000.00	$1,021.47	$3.36
Service Class	.77%
Actual		$1,000.00	$881.50	$3.59
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Service Class 2.92%
Actual		$1,000.00	$880.30	$4.29
Hypothetical-C		$1,000.00	$1,020.23	$4.61
Investor Class	.70%
Actual		$1,000.00	$881.20	$3.27
Hypothetical-C		$1,000.00	$1,021.32	$3.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPSI-SANN-0822
1.803539.118

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Portfolio Composition

% of fund's investments
Domestic Equity Funds	31.4%
International Equity Funds	8.4%
Fixed-Income Funds	34.8%
U.S. Government and U.S. Government Agency Obligations	0.4%
Money Market Funds	25.0%

Asset Allocation (% of fund's investments)

As of June 30, 2022
Equities	39.8%
Bonds	34.8%
Short-Term and Other	25.4%

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 39.8%
	Shares	Value
Domestic Equity Funds - 31.4%
Fidelity Contrafund (a)	253,300	$3,368,892
Fidelity Equity-Income Fund (a)	36,471	2,281,603
Fidelity Large Cap Value Enhanced Index Fund (a)	347,897	4,933,182
Fidelity Low-Priced Stock Fund (a)	78,999	3,675,011
Fidelity U.S. Low Volatility Equity Fund (a)	376,521	3,772,745
Fidelity Value Discovery Fund (a)	52,291	1,810,321
VIP Stock Selector All Cap Portfolio Investor Class (a)	6,100,837	48,318,626

TOTAL DOMESTIC EQUITY FUNDS		68,160,380

International Equity Funds - 8.4%
Fidelity Canada Fund (a)	9,414	563,639
Fidelity Emerging Markets Fund (a)	144,519	4,740,230
Fidelity International Enhanced Index Fund (a)	243,084	2,207,207
Fidelity International Value Fund (a)	334,351	2,661,434
Fidelity Japan Smaller Companies Fund (a)	109,390	1,382,695
Fidelity Overseas Fund (a)	140,142	6,781,476

TOTAL INTERNATIONAL EQUITY FUNDS		18,336,681

TOTAL EQUITY FUNDS
(Cost $95,990,070)		86,497,061

Fixed-Income Funds - 34.8%
Fixed-Income Funds - 34.8%
Fidelity Inflation-Protected Bond Index Fund (a)	508,087	5,157,088
Fidelity Long-Term Treasury Bond Index Fund (a)	836,808	9,648,398
Fidelity Total Bond Fund (a)	4,077,822	39,514,092
Fidelity U.S. Bond Index Fund (a)	2,003,023	21,312,170
TOTAL FIXED-INCOME FUNDS
(Cost $81,383,400)		75,631,748

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.85% to 1.59% 8/4/22 to 9/15/22 (b)
(Cost $798,828)	800,000	798,448

Money Market Funds - 25.0%
Cash Equivalents - 8.6%
Fidelity Cash Central Fund 1.58% (c)	18,640,187	18,643,915
Money Market Funds - 16.4%
Fidelity Investments Money Market Government Portfolio Institutional Class 1.25% (a)(d)	35,692,332	35,692,332
TOTAL MONEY MARKET FUNDS
(Cost $54,336,247)		54,336,247
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $232,508,545)		217,263,504
NET OTHER ASSETS (LIABILITIES) - 0.0%		84,139
NET ASSETS - 100%		$217,347,643

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	62	Sept. 2022	$11,747,450	$(110,265)	$(110,265)
ICE E-mini MSCI EAFE Index Contracts (United States)	33	Sept. 2022	3,063,390	(19,016)	(19,016)
TOTAL FUTURES CONTRACTS					$(129,281)

The notional amount of futures sold as a percentage of Net Assets is 6.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $13,225,677.

Legend

 (a) Affiliated Fund

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $798,448.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$16,269,995	$52,031,711	$49,657,791	$39,061	$--	$--	$18,643,915	0.0%
Fidelity Securities Lending Cash Central Fund 1.58%	2,097,325	20,177,715	22,275,040	163	--	--	--	0.0%
Total	$18,367,320	$72,209,426	$71,932,831	$39,224	$--	$--	$18,643,915

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur, and are excluded from purchases and sales below if applicable. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Canada Fund	$--	$595,355	$3,499	$--	$(157)	$(28,060)	$563,639
Fidelity Contrafund	5,935,286	111,988	1,007,175	67,634	(125,929)	(1,545,278)	3,368,892
Fidelity Emerging Markets Fund	--	5,111,573	67,070	--	(2,336)	(301,937)	4,740,230
Fidelity Equity-Income Fund	3,216,212	38,165	648,222	11,852	37,409	(361,961)	2,281,603
Fidelity Inflation-Protected Bond Index Fund	5,946,117	49,779	312,796	--	(10,988)	(515,024)	5,157,088
Fidelity International Enhanced Index Fund	7,396,024	45,630	4,181,991	--	173,856	(1,226,312)	2,207,207
Fidelity International Value Fund	6,215,449	50,205	2,852,146	--	170,255	(922,329)	2,661,434
Fidelity Investments Money Market Government Portfolio Institutional Class 1.25%	--	36,713,653	1,021,321	49,496	--	--	35,692,332
Fidelity Japan Smaller Companies Fund	2,096,904	--	312,100	--	(92,112)	(309,997)	1,382,695
Fidelity Large Cap Value Enhanced Index Fund	7,027,634	56,554	1,421,481	--	82,525	(812,050)	4,933,182
Fidelity Long-Term Treasury Bond Index Fund	7,249,063	5,072,317	490,702	106,802	(66,413)	(2,115,867)	9,648,398
Fidelity Low-Priced Stock Fund	5,349,057	42,079	1,068,235	--	(55,679)	(592,211)	3,675,011
Fidelity Overseas Fund	26,507,575	179,056	13,631,395	--	2,381,157	(8,654,917)	6,781,476
Fidelity Total Bond Fund	43,263,312	3,705,237	2,188,184	494,666	(34,537)	(5,231,736)	39,514,092
Fidelity U.S. Bond Index Fund	12,546,081	11,503,347	912,254	176,128	(22,387)	(1,802,617)	21,312,170
Fidelity U.S. Low Volatility Equity Fund	5,483,153	207,432	1,069,340	160,504	30,049	(878,549)	3,772,745
Fidelity Value Discovery Fund	2,521,999	20,333	510,536	--	104,000	(325,475)	1,810,321
VIP Stock Selector All Cap Portfolio Investor Class	83,129,938	594,751	18,592,874	--	(2,841,022)	(13,972,167)	48,318,626
Total	$223,883,804	$64,097,454	$50,291,321	$1,067,082	$(272,309)	$(39,596,487)	$197,821,141

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$86,497,061	$86,497,061	$--	$--
Fixed-Income Funds	75,631,748	75,631,748	--	--
Other Short-Term Investments	798,448	--	798,448	--
Money Market Funds	54,336,247	54,336,247	--	--
Total Investments in Securities:	$217,263,504	$216,465,056	$798,448	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(129,281)	$(129,281)	$--	$--
Total Liabilities	$(129,281)	$(129,281)	$--	$--
Total Derivative Instruments:	$(129,281)	$(129,281)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(129,281)
Total Equity Risk	0	(129,281)
Total Value of Derivatives	$0	$(129,281)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $798,828)	$798,448
Fidelity Central Funds (cost $18,643,915)	18,643,915
Other affiliated issuers (cost $213,065,802)	197,821,141
Total Investment in Securities (cost $232,508,545)		$217,263,504
Cash		21,951
Receivable for investments sold		362,468
Receivable for fund shares sold		7,214
Dividends receivable		177,285
Distributions receivable from Fidelity Central Funds		16,844
Receivable for daily variation margin on futures contracts		113,770
Total assets		217,963,036
Liabilities
Payable for investments purchased	$469,915
Payable for fund shares redeemed	90,099
Accrued management fee	27,706
Distribution and service plan fees payable	27,547
Other affiliated payables	126
Total liabilities		615,393
Net Assets		$217,347,643
Net Assets consist of:
Paid in capital		$228,976,906
Total accumulated earnings (loss)		(11,629,263)
Net Assets		$217,347,643
Net Asset Value and Maximum Offering Price
Service Class:
Net Asset Value, offering price and redemption price per share ($1,243,899 ÷ 116,422 shares)		$10.68
Service Class 2:
Net Asset Value, offering price and redemption price per share ($216,103,744 ÷ 20,331,432 shares)		$10.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$848,409
Interest		1,480
Income from Fidelity Central Funds (including $163 from security lending)		39,224
Total income		889,113
Expenses
Management fee	$341,358
Transfer agent fees	1,859
Distribution and service plan fees	298,851
Independent trustees' fees and expenses	373
Total expenses before reductions	642,441
Expense reductions	(179,915)
Total expenses after reductions		462,526
Net investment income (loss)		426,587
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,337,726
Affiliated issuers	(272,309)
Futures contracts	2,458,006
Capital gain distributions from underlying funds:
Affiliated issuers	218,673
Total net realized gain (loss)		3,742,096
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,062,969)
Affiliated issuers	(39,596,487)
Futures contracts	(129,281)
Total change in net unrealized appreciation (depreciation)		(42,788,737)
Net gain (loss)		(39,046,641)
Net increase (decrease) in net assets resulting from operations		$(38,620,054)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$426,587	$2,117,331
Net realized gain (loss)	3,742,096	41,170,293
Change in net unrealized appreciation (depreciation)	(42,788,737)	(12,732,939)
Net increase (decrease) in net assets resulting from operations	(38,620,054)	30,554,685
Distributions to shareholders	(4,856,493)	(34,340,907)
Share transactions - net increase (decrease)	(5,858,564)	(190,497)
Total increase (decrease) in net assets	(49,335,111)	(3,976,719)
Net Assets
Beginning of period	266,682,754	270,659,473
End of period	$217,347,643	$266,682,754

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

VIP Target Volatility Portfolio Service Class

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.76	$13.05	$12.40	$10.86	$12.14	$11.22
Income from Investment Operations
Net investment income (loss)A,B	.03	.13	.14	.20	.19	.17
Net realized and unrealized gain (loss)	(1.88)	1.46	.97	1.81	(.90)	1.67
Total from investment operations	(1.85)	1.59	1.11	2.01	(.71)	1.84
Distributions from net investment income	(.10)	–C	(.18)	(.19)	(.20)D	(.16)
Distributions from net realized gain	(.13)	(1.88)	(.29)	(.28)	(.37)D	(.76)
Total distributions	(.23)	(1.88)	(.46)E	(.47)	(.57)	(.92)
Net asset value, end of period	$10.68	$12.76	$13.05	$12.40	$10.86	$12.14
Total ReturnF,G,H	(14.65)%	12.16%	9.13%	18.81%	(5.81)%	16.39%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.39%K	.41%	.40%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.24%K	.26%	.25%	.27%	.27%	.27%
Expenses net of all reductions	.24%K	.26%	.25%	.27%	.27%	.27%
Net investment income (loss)	.51%K	.93%	1.12%	1.72%	1.60%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,244	$1,486	$1,519	$1,434	$1,256	$1,444
Portfolio turnover rateL	59%K	64%	57%	65%	85%	91%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

VIP Target Volatility Portfolio Service Class 2

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.71	$13.02	$12.37	$10.83	$12.11	$11.19
Income from Investment Operations
Net investment income (loss)A,B	.02	.11	.12	.18	.17	.16
Net realized and unrealized gain (loss)	(1.87)	1.46	.97	1.81	(.90)	1.66
Total from investment operations	(1.85)	1.57	1.09	1.99	(.73)	1.82
Distributions from net investment income	(.10)	–C	(.16)	(.16)	(.18)D	(.14)
Distributions from net realized gain	(.13)	(1.88)	(.29)	(.28)	(.37)D	(.76)
Total distributions	(.23)	(1.88)	(.44)E	(.45)E	(.55)	(.90)
Net asset value, end of period	$10.63	$12.71	$13.02	$12.37	$10.83	$12.11
Total ReturnF,G,H	(14.71)%	12.03%	8.99%	18.65%	(5.99)%	16.29%
Ratios to Average Net AssetsB,I,J
Expenses before reductions	.54%K	.56%	.56%	.57%	.57%	.57%
Expenses net of fee waivers, if any	.39%K	.41%	.40%	.42%	.42%	.42%
Expenses net of all reductions	.39%K	.41%	.40%	.42%	.42%	.42%
Net investment income (loss)	.36%K	.78%	.97%	1.57%	1.45%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$216,104	$265,197	$269,141	$290,145	$277,696	$295,856
Portfolio turnover rateL	59%K	64%	57%	65%	85%	91%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

VIP Target Volatility Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,970,578
Gross unrealized depreciation	(19,566,717)
Net unrealized appreciation (depreciation)	$(15,596,139)
Tax cost	$232,730,362

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Target Volatility Portfolio	64,097,454	75,155,606

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services. For these services the Fund pays a monthly management fee to the investment adviser. The management fee is computed at an annual rate of .20% of the Fund's average net assets. During January 2022 the Board approved a change in the management fee rate from .30% to .20% effective June 1, 2022. For the reporting period, the annualized management fee rate was .28% of the Fund's average net assets. Under the management contract, the investadviser pays all other fund-level operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$670
Service Class 2	298,181
$298,851

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class pays a fee for transfer agent services, typesetting and printing and mailing of shareholder reports, excluding mailing of proxy statements, equal to an annual rate of .14% of class-level average net assets invested in underlying mutual funds or exchange-traded funds (ETFs) that are not managed by the investment adviser or its affiliates. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Service Class	$11	–(b)
Service Class 2	1,848	–(b)
	$1,859

 (a) Annualized

 (b) Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Reallocation of Underlying Fund Investments. During the prior period, the investment adviser reallocated investments of the Fund. This involved taxable redemptions of each Fund's interest in Fidelity Stock Selector All Cap Fund for investments, as shown in the table below.

	Value of investments redeemed from Fidelity Stock Selector All Cap Fund	Shares of Fidelity Stock Selector All Cap Fund sold	Net realized gain on redemptions of Fidelity Stock Selector All Cap Fund
VIP Target Volatility Portfolio	$83,635,576	1,215,280	$31,576,922

In addition, the Fund exchanged investments for shares of VIP Stock Selector All Cap Fund, as shown in the table below. The fund did not recognize any gains or losses for book, or federal income tax, purposes.

	Value of investments delivered to VIP Stock Selector All Cap Fund	Shares of VIP Stock Selector All Cap received
VIP Target Volatility Portfolio	$83,635,576	8,363,558

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
VIP Target Volatility Portfolio	$17	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of the Fund's average net assets until April 30, 2024. During the period, the Fund's management fee was reduced by $59,972.

In addition, FMR has contractually agreed to reimburse .10% of class-level expenses for Service Class and Service Class 2. During the period, this reimbursement reduced the Fund's Service Class and Service Class 2's expenses by the following amounts:

Reimbursement
Service Class	$670
Service Class 2	119,272

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Target Volatility Portfolio
Distributions to shareholders
Service Class	$27,124	$218,441
Service Class 2	4,829,369	34,122,466
Total	$4,856,493	$34,340,907

11. Share Transactions.

Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2022	Year ended December 31, 2021	Six months ended June 30, 2022	Year ended December 31, 2021
VIP Target Volatility Portfolio
Service Class
Reinvestment of distributions	15	97	$175	$1,233
Shares redeemed	(5)	(9)	(55)	(123)
Net increase (decrease)	10	88	$120	$1,110
Service Class 2
Shares sold	629,789	764,537	$7,354,273	$10,603,809
Reinvestment of distributions	409,963	2,682,335	4,829,369	34,122,466
Shares redeemed	(1,577,138)	(3,241,950)	(18,042,326)	(44,917,882)
Net increase (decrease)	(537,386)	204,922	$(5,858,684)	$(191,607)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP: Target Volatility Portfolio	1	94%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
VIP Target Volatility Portfolio
Service Class	.24%
Actual		$1,000.00	$853.50	$1.10**
Hypothetical-C		$1,000.00	$1,023.60	$1.20**
Service Class 2.39%
Actual		$1,000.00	$852.90	$1.79**
Hypothetical-C		$1,000.00	$1,022.86	$1.96**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If fees and changes to the expense contract and/ or expense cap, effective June 1, 2022, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
VIP Target Volatility Portfolio
Service Class	.16%
Actual		$.74
Hypothetical-(b)		$.80
Service Class 2.31%
Actual		$1.42
Hypothetical-(b)		$1.56

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

VIP Target Volatility Portfolio

At its May 2022 meeting the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract (the Amended Contract) for the fund to decrease the management fees paid to Fidelity Management & Research Company LLC (FMR), the fund's investment adviser, by 10 basis points, effective June 1, 2022. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the funds, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of the funds in connection with the annual renewal of the funds' current management contracts. At its September 2021 meeting, the Board concluded that the nature, extent and quality of the services provided to the funds under the existing management contract should continue to benefit each fund's shareholders. In connection with its approval of the Amended Contract at its May 2022 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the management contract. Based on its review, the Board concluded at its September 2021 meeting that the fund's current management fee and total expenses are fair and reasonable in light of the services that the fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed fee rate is lower by 10 basis points than the current management fee rate. The Board also considered that FMR will retain its obligation to pay fund-level operating expenses, with certain limited exceptions, under the management contract and that FMR also will continue to waive 0.05% of its management fee until April 30, 2024. Based on its review, the Board concluded that the management fee and the total expense ratio of each class of the fund continue to be fair and reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and Profitability.  The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by FMR in providing services to the fund and the level of FMR's profitability. At its September 2021 meeting, the Board concluded that it was satisfied that the profitability of FMR in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider FMR's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is a potential realization of any further economies of scale and that it concluded, at its September 2021 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will continue to contractually limit expenses. The Board will continue to review economies of scale in connection with future renewals of the Amended Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Amended Contract should be ratified and approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIPTV-SANN-0822
1.955018.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022